                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 1, 2010

                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     3

FEDERAL TAX CONSIDERATIONS..............................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     8

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect Access...........     9

CONDENSED FINANCIAL INFORMATION -- Vintage Access.......................   144

CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Advisor.............   274

CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Advisor-ST1.........   354

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2009............................            $114,483,902                           $0

2008............................            $134,250,501                           $0

2007............................            $137,393,857                           $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2009 ranged from $15,520 to $13,530,040. The amount of commissions paid to selected broker-dealer firms during 2009 ranged from $182,851 to $19,381,938. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2009 ranged from $198,371 to $21,307,450. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for sale of insurance products issued by our affiliate MetLife Investors USA Insurance Company.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2009 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Citigroup Global Markets, Inc.
Citigroup Global Markets, Inc. (d/b/a/ Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Towers Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock

Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 for 2010, and may be indexed for inflation in years after 2010. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $49,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $11,500 in 2010 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2010 is $49,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $16,500 in 2010. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($16,500 in 2010).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

          CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT ACCESS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.431          1.395               --
                                                       2005      1.270          1.431               --
                                                       2004      1.194          1.270               --
                                                       2003      1.000          1.194               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.376          1.922           18,833
                                                       2008      2.277          1.376           18,872
                                                       2007      2.021          2.277           18,958
                                                       2006      1.710          2.021           16,227
                                                       2005      1.528          1.710           14,612
                                                       2004      1.372          1.528           17,694
                                                       2003      1.000          1.372              711

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.113          1.522           53,986
                                                       2008      2.024          1.113           53,329
                                                       2007      1.837          2.024           58,583
                                                       2006      1.698          1.837           59,004
                                                       2005      1.490          1.698           79,219
                                                       2004      1.349          1.490           67,160
                                                       2003      1.000          1.349            9,400

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.055          1.358           66,067
                                                       2008      1.730          1.055           69,934
                                                       2007      1.678          1.730           73,234
                                                       2006      1.485          1.678           78,146
                                                       2005      1.430          1.485           99,569
                                                       2004      1.320          1.430           96,918
                                                       2003      1.000          1.320           16,781

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.684          1.665               --
                                                       2005      1.452          1.684               --
                                                       2004      1.238          1.452               --
                                                       2003      1.000          1.238               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.762          2.293               --
                                                       2005      1.676          1.762           11,753
                                                       2004      1.300          1.676           11,753
                                                       2003      1.000          1.300               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.536          1.469               --
                                                       2007      1.462          1.536            8,268
                                                       2006      1.279          1.462            8,268
                                                       2005      1.249          1.279            8,268
                                                       2004      1.211          1.249            8,268
                                                       2003      1.000          1.211               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.337          1.261               --
                                                       2007      1.533          1.337            7,674
                                                       2006      1.505          1.533            9,458
                                                       2005      1.450          1.505            9,620
                                                       2004      1.327          1.450           15,658
                                                       2003      1.000          1.327            7,264

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.413               --
                                                       2005      1.203          1.301           73,517
                                                       2004      1.074          1.203           72,303
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.446               --
                                                       2005      1.201          1.298            6,867
                                                       2004      1.067          1.201            5,014
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2009      1.168          1.552           19,522
                                                       2008      2.077          1.168           18,867
                                                       2007      1.805          2.077           21,137
                                                       2006      1.650          1.805           15,593
                                                       2005      1.442          1.650           16,322
                                                       2004      1.276          1.442            3,859
                                                       2003      1.000          1.276              747

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2009      0.991          1.320            1,687
                                                       2008      1.722          0.991            1,715
                                                       2007      1.644          1.722            1,778
                                                       2006      1.472          1.644            1,812
                                                       2005      1.243          1.472            1,845
                                                       2004      1.251          1.243            1,879
                                                       2003      1.000          1.251               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.510          2.070            3,342
                                                       2008      2.548          1.510            3,342
                                                       2007      2.252          2.548            3,342
                                                       2006      2.042          2.252            3,342
                                                       2005      1.763          2.042            3,342
                                                       2004      1.441          1.763            3,342
                                                       2003      1.000          1.441               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.514          1.759               --
                                                       2005      1.396          1.514               --
                                                       2004      1.263          1.396            4,721
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.507          3.187               --
                                                       2007      2.775          3.507            4,370
                                                       2006      2.208          2.775            6,953
                                                       2005      1.766          2.208            6,336
                                                       2004      1.443          1.766            5,335
                                                       2003      1.000          1.443               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.396          1.877           10,893
                                                       2008      2.386          1.396           10,893
                                                       2007      2.107          2.386            1,808
                                                       2006      1.768          2.107            1,808
                                                       2005      1.635          1.768            1,808
                                                       2004      1.406          1.635               --
                                                       2003      1.000          1.406               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.679          2.007               --
                                                       2005      1.572          1.679            5,437
                                                       2004      1.381          1.572            5,837
                                                       2003      1.000          1.381               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.060          1.083               --
                                                       2005      1.066          1.060           32,255
                                                       2004      1.000          1.066           29,092

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.259          1.299               --
                                                       2005      1.191          1.259               --
                                                       2004      1.121          1.191               --
                                                       2003      1.000          1.121               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2009      1.288          1.588              814
                                                       2008      1.850          1.288              828
                                                       2007      1.549          1.850              858
                                                       2006      1.485          1.549              874
                                                       2005      1.347          1.485              890
                                                       2004      1.202          1.347              907
                                                       2003      1.000          1.202               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2009      1.069          1.646               --
                                                       2008      1.945          1.069               --
                                                       2007      1.629          1.945               --
                                                       2006      1.540          1.629               --
                                                       2005      1.407          1.540               --
                                                       2004      1.426          1.407               --
                                                       2003      1.000          1.426               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/03).............................................  2008      1.700          1.600               --
                                                       2007      1.585          1.700            2,876
                                                       2006      1.369          1.585            2,909
                                                       2005      1.322          1.369            2,942
                                                       2004      1.289          1.322            2,977
                                                       2003      1.000          1.289              741

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.531          1.714               --
                                                       2005      1.501          1.531           20,711
                                                       2004      1.331          1.501           15,033
                                                       2003      1.000          1.331               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.956          1.262            1,513
                                                       2008      1.635          0.956            1,538
                                                       2007      1.699          1.635            1,594

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.111          1.331               --
                                                       2008      1.601          1.111               --
                                                       2007      1.550          1.601               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      1.089          1.383               --
                                                       2008      1.751          1.089               --
                                                       2007      1.832          1.751               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.123          1.371               --
                                                       2008      1.778          1.123               --
                                                       2007      1.744          1.778               --
                                                       2006      1.503          1.744               --
                                                       2005      1.438          1.503               --
                                                       2004      1.327          1.438               --
                                                       2003      1.000          1.327               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.917          1.282               --
                                                       2008      1.491          0.917               --
                                                       2007      1.492          1.491               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.236          1.732            1,320
                                                       2008      2.126          1.236            1,342
                                                       2007      1.969          2.126            1,390
                                                       2006      1.780          1.969            1,417
                                                       2005      1.729          1.780            1,443
                                                       2004      1.531          1.729            1,470
                                                       2003      1.000          1.531               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.996          0.969               --
                                                       2008      1.625          0.996            9,020
                                                       2007      1.579          1.625            9,020
                                                       2006      1.397          1.579            9,020
                                                       2005      1.366          1.397            9,020
                                                       2004      1.263          1.366            9,020
                                                       2003      1.000          1.263            9,020

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.933          1.125               --
                                                       2008      1.271          0.933               --
                                                       2007      1.169          1.271               --
                                                       2006      1.106          1.169               --
                                                       2005      1.080          1.106               --
                                                       2004      1.000          1.080               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.781          0.900           21,306
                                                       2008      1.010          0.781           22,805
                                                       2007      1.016          1.010           30,681
                                                       2006      0.995          1.016           58,343
                                                       2005      0.990          0.995           54,774
                                                       2004      0.998          0.990           14,699
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.767          1.852               --
                                                       2006      1.525          1.767               --
                                                       2005      1.493          1.525               --
                                                       2004      1.405          1.493            2,536
                                                       2003      1.000          1.405               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.443          1.502               --
                                                       2006      1.411          1.443            2,468
                                                       2005      1.367          1.411            2,756
                                                       2004      1.386          1.367            6,146
                                                       2003      1.000          1.386               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.682          1.740               --
                                                       2006      1.544          1.682           13,120
                                                       2005      1.432          1.544           12,804
                                                       2004      1.337          1.432           13,248
                                                       2003      1.000          1.337               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.534          1.601               --
                                                       2006      1.391          1.534               --
                                                       2005      1.368          1.391               --
                                                       2004      1.286          1.368               --
                                                       2003      1.000          1.286               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.598          1.659               --
                                                       2006      1.389          1.598           16,921
                                                       2005      1.371          1.389           17,242
                                                       2004      1.240          1.371           17,469
                                                       2003      1.000          1.240               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.787          1.968               --
                                                       2006      1.623          1.787           49,796
                                                       2005      1.528          1.623           56,980
                                                       2004      1.255          1.528           56,934
                                                       2003      1.000          1.255            1,156

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.095          1.129               --
                                                       2005      1.075          1.095               --
                                                       2004      1.000          1.075               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.835          1.767               --
                                                       2007      1.763          1.835            1,578
                                                       2006      1.855          1.763            1,608

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.020          1.475           40,267
                                                       2008      1.371          1.020           42,444
                                                       2007      1.359          1.371           44,270
                                                       2006      1.292          1.359           33,084

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.702          1.783               --
                                                       2006      1.611          1.702           30,522

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.094          1.279               --
                                                       2008      1.778          1.094               --
                                                       2007      1.768          1.778               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.774           11,459
                                                       2008      1.018          0.584           11,459
                                                       2007      1.218          1.018           11,459
                                                       2006      1.003          1.218           12,982

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.852          1.079            5,178
                                                       2008      1.161          0.852            5,047
                                                       2007      1.195          1.161            6,661
                                                       2006      1.123          1.195           11,389

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.155          1.762           25,463
                                                       2008      1.986          1.155           28,155
                                                       2007      2.041          1.986           30,183
                                                       2006      1.856          2.041           36,194

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.244          1.748               --
                                                       2008      2.180          1.244               --
                                                       2007      1.703          2.180               --
                                                       2006      1.665          1.703               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.646          0.867               --
                                                       2008      1.067          0.646               --
                                                       2007      1.206          1.067               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.911          0.900               --
                                                       2008      1.242          0.911               --
                                                       2007      1.190          1.242               --
                                                       2006      1.129          1.190               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.148          1.545           18,482
                                                       2008      1.434          1.148           20,581
                                                       2007      1.368          1.434           22,342
                                                       2006      1.308          1.368           22,531

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.686          0.797           21,022
                                                       2008      1.097          0.686           21,022
                                                       2007      1.075          1.097           21,022
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.634          0.787           31,822
                                                       2008      1.056          0.634           35,091
                                                       2007      1.070          1.056           37,834
                                                       2006      0.971          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.910          0.864               --
                                                       2008      1.617          0.910           25,926
                                                       2007      1.473          1.617           30,927
                                                       2006      1.494          1.473           45,507

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.804          1.059            5,026
                                                       2008      1.334          0.804            4,863
                                                       2007      1.221          1.334            6,178
                                                       2006      1.233          1.221           10,914

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.459          2.419            5,318
                                                       2008      3.192          1.459            5,319

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.382          1.784               --
                                                       2008      2.444          1.382               --
                                                       2007      2.332          2.444               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.094          1.271           19,814
                                                       2008      1.194          1.094           19,814
                                                       2007      1.130          1.194           19,814

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.223          1.360           81,332

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.062          1.291               --
                                                       2008      1.612          1.062               --
                                                       2007      1.564          1.612               --
                                                       2006      1.458          1.564               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.106          1.220               --
                                                       2006      1.053          1.106               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.062          1.386           13,988
                                                       2008      1.212          1.062           17,688
                                                       2007      1.159          1.212           26,766
                                                       2006      1.121          1.159           36,085

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.673          0.835           12,077
                                                       2008      0.977          0.673           11,667
                                                       2007      1.027          0.977           14,412
                                                       2006      1.003          1.027           39,018

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.064          1.325            8,502

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.967          1.416           29,206
                                                       2008      1.817          0.967           31,076
                                                       2007      1.538          1.817           32,644
                                                       2006      1.579          1.538           32,644

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.057          1.135           74,519
                                                       2008      1.115          1.057           79,385
                                                       2007      1.069          1.115           83,468
                                                       2006      1.031          1.069           86,316

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.914          1.058               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.888          1.116           29,365

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.061          1.045               --
                                                       2008      1.051          1.061               --
                                                       2007      1.020          1.051               --
                                                       2006      0.999          1.020               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.901          1.167            8,268
                                                       2008      1.463          0.901            8,268

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.785          0.819               --
                                                       2008      1.450          0.785               --
                                                       2007      1.422          1.450               --
                                                       2006      1.406          1.422               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.959          1.145           36,154
                                                       2008      1.602          0.959           36,387
                                                       2007      1.569          1.602           41,193
                                                       2006      1.532          1.569           57,303

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.626          0.808               --
                                                       2008      1.072          0.626               --
                                                       2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.905          1.071               --
                                                       2008      1.078          0.905               --
                                                       2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.828          1.005           71,323
                                                       2008      1.077          0.828           71,323
                                                       2007      1.047          1.077           94,984
                                                       2006      1.002          1.047           20,302

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.754          0.937               --
                                                       2008      1.077          0.754               --
                                                       2007      1.052          1.077               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.686          0.869               --
                                                       2008      1.077          0.686               --
                                                       2007      1.057          1.077               --
                                                       2006      1.002          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.725          0.890          157,556
                                                       2009      1.111          0.725               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.107          1.286           89,427
                                                       2008      1.453          1.107           89,172
                                                       2007      1.421          1.453           88,262
                                                       2006      1.332          1.421           90,077

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.086          1.287               --
                                                       2008      1.469          1.086               --
                                                       2007      1.391          1.469           16,353
                                                       2006      1.261          1.391           16,612

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.638          0.875            7,504
                                                       2008      1.033          0.638            6,870
                                                       2008      1.094          1.033            6,967
                                                       2007      1.049          1.094            2,361
                                                       2006      0.996          1.049          112,090

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.650          0.912               --
                                                       2008      1.142          0.650               --
                                                       2007      1.067          1.142               --
                                                       2006      0.998          1.067               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.787          1.070           11,114
                                                       2008      1.200          0.787           12,185

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191               --
                                                       2006      1.083          1.148           33,514

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.072          1.099            9,586
                                                       2008      1.095          1.072            9,589
                                                       2007      1.068          1.095            9,589
                                                       2006      1.034          1.068            9,589

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.991          0.999               --
                                                       2005      0.982          0.991               --
                                                       2004      0.991          0.982               --
                                                       2003      1.000          0.991           27,113

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04).....................................  2006      1.110          1.172               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.105          1.126               --
                                                       2006      1.118          1.105           23,260
                                                       2005      1.116          1.118           21,299
                                                       2004      1.044          1.116           21,827
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.181          1.219               --
                                                       2008      1.149          1.181           82,143
                                                       2007      1.077          1.149           85,769
                                                       2006      1.057          1.077           89,604
                                                       2005      1.051          1.057           86,816
                                                       2004      1.021          1.051           65,746
                                                       2003      1.000          1.021           35,382

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.168          2.345               --
                                                       2006      1.730          2.168               --
                                                       2005      1.571          1.730               --
                                                       2004      1.378          1.571            4,401
                                                       2003      1.000          1.378               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.312          2.467               --
                                                       2006      2.009          2.312           18,376
                                                       2005      1.913          2.009           17,262
                                                       2004      1.545          1.913           12,145
                                                       2003      1.000          1.545               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.405          1.494               --
                                                       2005      1.316          1.405           44,491
                                                       2004      1.260          1.316               --
                                                       2003      1.000          1.260               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.228          1.308               --
                                                       2005      1.247          1.228           25,966
                                                       2004      1.196          1.247           32,915
                                                       2003      1.000          1.196            9,885

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.701          1.855               --
                                                       2005      1.541          1.701            1,637
                                                       2004      1.349          1.541            1,668
                                                       2003      1.000          1.349               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.460          1.532               --
                                                       2005      1.424          1.460           62,398
                                                       2004      1.321          1.424           32,306
                                                       2003      1.000          1.321            9,227

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.262          1.292               --
                                                       2005      1.254          1.262           33,760
                                                       2004      1.158          1.254           36,005
                                                       2003      1.000          1.158            8,551

  Travelers Federated Stock Subaccount (3/03)........  2006      1.449          1.499               --
                                                       2005      1.403          1.449               --
                                                       2004      1.293          1.403               --
                                                       2003      1.000          1.293               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.366          1.406               --
                                                       2005      1.280          1.366               --
                                                       2004      1.225          1.280               --
                                                       2003      1.000          1.225               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.090               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.008          1.011               --
                                                       2005      1.000          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.038          1.074               --
                                                       2005      1.000          1.038               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.051          1.095               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.024          1.043               --
                                                       2005      1.000          1.024           19,524

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.518          1.611               --
                                                       2005      1.381          1.518           30,854
                                                       2004      1.215          1.381           32,147
                                                       2003      1.000          1.215               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.493          1.579               --
                                                       2005      1.477          1.493           65,515
                                                       2004      1.319          1.477           57,131
                                                       2003      1.000          1.319               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.292          1.332               --
                                                       2005      1.279          1.292           93,729
                                                       2004      1.169          1.279           15,320
                                                       2003      1.000          1.169           14,782

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.261               --
                                                       2005      1.118          1.168           16,590
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.618          1.856               --
                                                       2005      1.505          1.618           37,996
                                                       2004      1.325          1.505           23,101
                                                       2003      1.000          1.325            2,207

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.375          1.458               --
                                                       2005      1.322          1.375               --
                                                       2004      1.213          1.322               --
                                                       2003      1.000          1.213               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.002          1.053               --
                                                       2005      1.000          1.002               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.111          1.121               --
                                                       2005      1.092          1.111           35,176
                                                       2004      1.000          1.092               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.042          1.031               --
                                                       2005      1.045          1.042           84,199
                                                       2004      1.031          1.045           86,357
                                                       2003      1.000          1.031           18,387

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.376          1.434               --
                                                       2005      1.374          1.376               --
                                                       2004      1.271          1.374               --
                                                       2003      1.000          1.271               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.072          1.233               --
                                                       2005      1.000          1.072           10,894

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.123               --
                                                       2005      1.000          0.980           11,541

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.074          1.034               --
                                                       2005      1.049          1.074            9,589
                                                       2004      1.000          1.049               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2009      1.062          1.338               --
                                                       2008      1.686          1.062            8,502
                                                       2007      1.760          1.686            8,502
                                                       2006      1.545          1.760            8,502
                                                       2005      1.513          1.545            8,502
                                                       2004      1.313          1.513           11,233
                                                       2003      1.000          1.313            3,965

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2009      0.855          0.875               --
                                                       2008      1.530          0.855               --
                                                       2007      1.387          1.530               --
                                                       2006      1.324          1.387               --
                                                       2005      1.251          1.324               --
                                                       2004      1.228          1.251               --
                                                       2003      1.000          1.228               --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.236          1.205               --
                                                       2005      1.098          1.236               --
                                                       2004      1.033          1.098               --
                                                       2003      1.000          1.033               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.066          1.487               --
                                                       2008      1.764          1.066               --
                                                       2007      1.566          1.764           13,260
                                                       2006      1.326          1.566           15,312
                                                       2005      1.185          1.326           16,548
                                                       2004      1.065          1.185               --
                                                       2003      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      0.859          1.174               --
                                                       2008      1.563          0.859               --
                                                       2007      1.419          1.563            2,304
                                                       2006      1.312          1.419            3,749
                                                       2005      1.152          1.312               --
                                                       2004      1.044          1.152               --
                                                       2003      1.000          1.044               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      0.846          1.089               --
                                                       2008      1.389          0.846               --
                                                       2007      1.348          1.389            2,410
                                                       2006      1.193          1.348            4,152
                                                       2005      1.150          1.193            6,460
                                                       2004      1.062          1.150               --
                                                       2003      1.000          1.062               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.438          1.421               --
                                                       2005      1.241          1.438               --
                                                       2004      1.058          1.241               --
                                                       2003      1.000          1.058               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.426          1.855               --
                                                       2005      1.357          1.426               --
                                                       2004      1.053          1.357               --
                                                       2003      1.000          1.053               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.341          1.282               --
                                                       2007      1.276          1.341               --
                                                       2006      1.117          1.276               --
                                                       2005      1.091          1.117               --
                                                       2004      1.059          1.091               --
                                                       2003      1.000          1.059               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.044          0.985               --
                                                       2007      1.197          1.044               --
                                                       2006      1.177          1.197               --
                                                       2005      1.134          1.177               --
                                                       2004      1.038          1.134               --
                                                       2003      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.300          1.412               --
                                                       2005      1.203          1.300            4,617
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444               --
                                                       2005      1.201          1.297               --
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2009      0.956          1.270               --
                                                       2008      1.701          0.956               --
                                                       2007      1.479          1.701               --
                                                       2006      1.354          1.479               --
                                                       2005      1.183          1.354               --
                                                       2004      1.048          1.183               --
                                                       2003      1.000          1.048               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2009      0.825          1.099               --
                                                       2008      1.435          0.825               --
                                                       2007      1.371          1.435               --
                                                       2006      1.228          1.371               --
                                                       2005      1.038          1.228               --
                                                       2004      1.045          1.038               --
                                                       2003      1.000          1.045               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.128          1.546               --
                                                       2008      1.905          1.128               --
                                                       2007      1.684          1.905              487
                                                       2006      1.528          1.684              803
                                                       2005      1.320          1.528            1,353
                                                       2004      1.080          1.320               --
                                                       2003      1.000          1.080               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.263          1.467               --
                                                       2005      1.165          1.263               --
                                                       2004      1.055          1.165               --
                                                       2003      1.000          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.626          2.386               --
                                                       2007      2.079          2.626               --
                                                       2006      1.655          2.079               --
                                                       2005      1.324          1.655               --
                                                       2004      1.083          1.324               --
                                                       2003      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.056          1.419               --
                                                       2008      1.806          1.056               --
                                                       2007      1.595          1.806            9,977
                                                       2006      1.339          1.595            9,977
                                                       2005      1.239          1.339            9,977
                                                       2004      1.066          1.239               --
                                                       2003      1.000          1.066               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.310          1.565               --
                                                       2005      1.227          1.310           10,032
                                                       2004      1.078          1.227               --
                                                       2003      1.000          1.078               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.059          1.082               --
                                                       2005      1.066          1.059               --
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.161          1.198               --
                                                       2005      1.099          1.161               --
                                                       2004      1.035          1.099               --
                                                       2003      1.000          1.035               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2009      1.170          1.441               --
                                                       2008      1.681          1.170               --
                                                       2007      1.408          1.681               --
                                                       2006      1.350          1.408               --
                                                       2005      1.226          1.350               --
                                                       2004      1.094          1.226               --
                                                       2003      1.000          1.094               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2009      0.753          1.158               --
                                                       2008      1.370          0.753               --
                                                       2007      1.148          1.370               --
                                                       2006      1.085          1.148               --
                                                       2005      0.992          1.085               --
                                                       2004      1.006          0.992               --
                                                       2003      1.000          1.006               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/03).............................................  2008      1.395          0.755               --
                                                       2007      1.301          1.395               --
                                                       2006      1.125          1.301               --
                                                       2005      1.086          1.125               --
                                                       2004      1.060          1.086               --
                                                       2003      1.000          1.060               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.205          1.348               --
                                                       2005      1.182          1.205               --
                                                       2004      1.049          1.182               --
                                                       2003      1.000          1.049               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.788          1.040               --
                                                       2008      1.348          0.788               --
                                                       2007      1.401          1.348               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.959          1.149               --
                                                       2008      1.384          0.959               --
                                                       2007      1.340          1.384               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.824          1.046               --
                                                       2008      1.325          0.824               --
                                                       2007      1.387          1.325               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      0.904          1.103               --
                                                       2008      1.431          0.904               --
                                                       2007      1.405          1.431               --
                                                       2006      1.211          1.405               --
                                                       2005      1.159          1.211               --
                                                       2004      1.071          1.159               --
                                                       2003      1.000          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.690          0.963               --
                                                       2008      1.121          0.690               --
                                                       2007      1.123          1.121               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.847          1.186               --
                                                       2008      1.457          0.847               --
                                                       2007      1.351          1.457               --
                                                       2006      1.221          1.351               --
                                                       2005      1.187          1.221               --
                                                       2004      1.051          1.187               --
                                                       2003      1.000          1.051               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.835          0.812               --
                                                       2008      1.362          0.835               --
                                                       2007      1.324          1.362               --
                                                       2006      1.172          1.324               --
                                                       2005      1.147          1.172               --
                                                       2004      1.061          1.147               --
                                                       2003      1.000          1.061               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.931          1.121               --
                                                       2008      1.269          0.931               --
                                                       2007      1.167          1.269               --
                                                       2006      1.105          1.167               --
                                                       2005      1.079          1.105               --
                                                       2004      1.000          1.079               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.781          0.899               --
                                                       2008      1.010          0.781               --
                                                       2007      1.017          1.010               --
                                                       2006      0.996          1.017               --
                                                       2005      0.992          0.996               --
                                                       2004      1.000          0.992               --
                                                       2003      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.339          1.404               --
                                                       2006      1.156          1.339               --
                                                       2005      1.133          1.156               --
                                                       2004      1.067          1.133               --
                                                       2003      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.083          1.127               --
                                                       2006      1.060          1.083               --
                                                       2005      1.027          1.060               --
                                                       2004      1.042          1.027               --
                                                       2003      1.000          1.042               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.342          1.388               --
                                                       2006      1.232          1.342               --
                                                       2005      1.143          1.232               --
                                                       2004      1.069          1.143               --
                                                       2003      1.000          1.069               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.268          1.323               --
                                                       2006      1.151          1.268               --
                                                       2005      1.132          1.151               --
                                                       2004      1.065          1.132               --
                                                       2003      1.000          1.065               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.385          1.437               --
                                                       2006      1.204          1.385               --
                                                       2005      1.189          1.204               --
                                                       2004      1.076          1.189               --
                                                       2003      1.000          1.076               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.534          1.688               --
                                                       2006      1.393          1.534              890
                                                       2005      1.313          1.393            1,378
                                                       2004      1.079          1.313               --
                                                       2003      1.000          1.079               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.094          1.127               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.408          1.355               --
                                                       2007      1.354          1.408               --
                                                       2006      1.425          1.354               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.902          1.303               --
                                                       2008      1.212          0.902               --
                                                       2007      1.202          1.212               --
                                                       2006      1.143          1.202               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.454          1.523               --
                                                       2006      1.376          1.454               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.933          1.091               --
                                                       2008      1.518          0.933               --
                                                       2007      1.510          1.518               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.583          0.772               --
                                                       2008      1.017          0.583               --
                                                       2007      1.217          1.017               --
                                                       2006      1.003          1.217               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.850          1.076               --
                                                       2008      1.159          0.850               --
                                                       2007      1.194          1.159               --
                                                       2006      1.123          1.194               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.939          1.432               (0)
                                                       2008      1.616          0.939               --
                                                       2007      1.661          1.616           10,151
                                                       2006      1.511          1.661           10,151

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.060          1.489               --
                                                       2008      1.860          1.060               --
                                                       2007      1.454          1.860               --
                                                       2006      1.421          1.454               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.645          0.865               --
                                                       2008      1.065          0.645               --
                                                       2007      1.205          1.065               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.909          0.898               --
                                                       2008      1.240          0.909               --
                                                       2007      1.189          1.240               --
                                                       2006      1.127          1.189               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.000          1.345               --
                                                       2008      1.250          1.000               --
                                                       2007      1.193          1.250               --
                                                       2006      1.141          1.193               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.685          0.795               --
                                                       2008      1.096          0.685               --
                                                       2007      1.075          1.096               --
                                                       2006      1.001          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.633          0.786               --
                                                       2008      1.055          0.633               --
                                                       2007      1.069          1.055              759
                                                       2006      0.971          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.749          0.711               --
                                                       2008      1.332          0.749               --
                                                       2007      1.214          1.332               --
                                                       2006      1.232          1.214               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.802          1.056               --
                                                       2008      1.333          0.802               --
                                                       2007      1.220          1.333               --
                                                       2006      1.232          1.220               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.092          1.810               --
                                                       2008      2.390          1.092               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.095          1.413               --
                                                       2008      1.937          1.095               --
                                                       2007      1.849          1.937               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.061          1.231               --
                                                       2008      1.158          1.061               --
                                                       2007      1.096          1.158               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.316          1.463               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.926          1.125               --
                                                       2008      1.406          0.926               --
                                                       2007      1.365          1.406               --
                                                       2006      1.273          1.365               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.105          1.219               --
                                                       2006      1.053          1.105               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.059          1.382               --
                                                       2008      1.210          1.059               --
                                                       2007      1.157          1.210               --
                                                       2006      1.120          1.157               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.672          0.833               --
                                                       2008      0.976          0.672               --
                                                       2007      1.026          0.976               --
                                                       2006      1.003          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.872          1.086               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.746          1.091               --
                                                       2008      1.401          0.746               --
                                                       2007      1.187          1.401               --
                                                       2006      1.219          1.187               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.039          1.115               --
                                                       2008      1.097          1.039               --
                                                       2007      1.052          1.097               --
                                                       2006      1.015          1.052               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.912          1.055               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.731          0.918               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.066          1.050               --
                                                       2008      1.057          1.066               --
                                                       2007      1.026          1.057               --
                                                       2006      1.005          1.026               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.786          1.018               --
                                                       2008      1.277          0.786               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.674          0.702               --
                                                       2008      1.245          0.674               --
                                                       2007      1.221          1.245               --
                                                       2006      1.208          1.221               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.768          0.916               --
                                                       2008      1.283          0.768               --
                                                       2007      1.257          1.283               --
                                                       2006      1.229          1.257               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.626          0.807               --
                                                       2008      1.071          0.626               --
                                                       2007      1.058          1.071               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.904          1.069               --
                                                       2008      1.077          0.904               --
                                                       2007      1.040          1.077               --
                                                       2006      1.001          1.040               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.827          1.003               --
                                                       2008      1.076          0.827               --
                                                       2007      1.047          1.076               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.753          0.935               --
                                                       2008      1.076          0.753               --
                                                       2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.685          0.867               --
                                                       2008      1.076          0.685               --
                                                       2007      1.057          1.076               --
                                                       2006      1.002          1.057               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.723          0.888               --
                                                       2009      1.109          0.723               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.994          1.153               --
                                                       2008      1.304          0.994               --
                                                       2007      1.277          1.304               --
                                                       2006      1.197          1.277               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.080          1.280               --
                                                       2008      1.466          1.080               --
                                                       2007      1.389          1.466               --
                                                       2006      1.260          1.389               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.637          0.873               --
                                                       2008      1.032          0.637               --
                                                       2008      1.093          1.032           16,051
                                                       2007      1.049          1.093           16,646
                                                       2006      0.996          1.049           18,367

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.649          0.911               --
                                                       2008      1.141          0.649               --
                                                       2007      1.066          1.141               --
                                                       2006      0.998          1.066               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.698          0.950               --
                                                       2008      1.065          0.698            2,365

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.189               --
                                                       2006      1.082          1.147               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.070          1.096               --
                                                       2008      1.093          1.070               --
                                                       2007      1.067          1.093               --
                                                       2006      1.033          1.067               --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.998          1.005               --
                                                       2005      0.989          0.998               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.171               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.072          1.092               --
                                                       2006      1.085          1.072               --
                                                       2005      1.084          1.085               --
                                                       2004      1.015          1.084               --
                                                       2003      1.000          1.015               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.171          1.310               --
                                                       2008      1.140          1.171               --
                                                       2007      1.068          1.140            2,277
                                                       2006      1.049          1.068            3,574
                                                       2005      1.044          1.049            5,253
                                                       2004      1.015          1.044               --
                                                       2003      1.000          1.015               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.719          1.859               --
                                                       2006      1.372          1.719               --
                                                       2005      1.247          1.372               --
                                                       2004      1.094          1.247               --
                                                       2003      1.000          1.094               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.613          1.720               --
                                                       2006      1.402          1.613               --
                                                       2005      1.335          1.402               --
                                                       2004      1.079          1.335               --
                                                       2003      1.000          1.079               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.158          1.232               --
                                                       2005      1.086          1.158               --
                                                       2004      1.040          1.086               --
                                                       2003      1.000          1.040               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.072          1.141               --
                                                       2005      1.089          1.072               --
                                                       2004      1.044          1.089               --
                                                       2003      1.000          1.044               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.306          1.425               --
                                                       2005      1.185          1.306               --
                                                       2004      1.037          1.185               --
                                                       2003      1.000          1.037               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.171          1.229               --
                                                       2005      1.143          1.171               --
                                                       2004      1.060          1.143               --
                                                       2003      1.000          1.060               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.116          1.143               --
                                                       2005      1.110          1.116               --
                                                       2004      1.025          1.110               --
                                                       2003      1.000          1.025               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.210          1.252               --
                                                       2005      1.172          1.210               --
                                                       2004      1.081          1.172               --
                                                       2003      1.000          1.081               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.173          1.208               --
                                                       2005      1.101          1.173               --
                                                       2004      1.054          1.101               --
                                                       2003      1.000          1.054               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.090               --
                                                       2005      1.000          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.008          1.010               --
                                                       2005      1.000          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.038          1.073               --
                                                       2005      1.000          1.038               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.094               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.024          1.042               --
                                                       2005      1.000          1.024               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.298          1.376               --
                                                       2005      1.181          1.298               --
                                                       2004      1.039          1.181               --
                                                       2003      1.000          1.039               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.153          1.219               --
                                                       2005      1.141          1.153               --
                                                       2004      1.020          1.141               --
                                                       2003      1.000          1.020               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.161          1.197               --
                                                       2005      1.150          1.161               --
                                                       2004      1.052          1.150               --
                                                       2003      1.000          1.052               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.260               --
                                                       2005      1.118          1.167               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.317          1.511               --
                                                       2005      1.226          1.317           10,151
                                                       2004      1.080          1.226               --
                                                       2003      1.000          1.080               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.201          1.273               --
                                                       2005      1.155          1.201               --
                                                       2004      1.060          1.155               --
                                                       2003      1.000          1.060               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.053               --
                                                       2005      1.000          1.001               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.110          1.120               --
                                                       2005      1.092          1.110               --
                                                       2004      1.000          1.092               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.026          1.015               --
                                                       2005      1.029          1.026               --
                                                       2004      1.016          1.029               --
                                                       2003      1.000          1.016               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.155          1.204               --
                                                       2005      1.154          1.155               --
                                                       2004      1.067          1.154               --
                                                       2003      1.000          1.067               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.232               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.123               --
                                                       2005      1.000          0.980               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.033               --
                                                       2005      1.049          1.073               --
                                                       2004      1.000          1.049               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2009      0.871          1.096               --
                                                       2008      1.383          0.871               --
                                                       2007      1.444          1.383            2,244
                                                       2006      1.269          1.444            3,922
                                                       2005      1.243          1.269            6,042
                                                       2004      1.079          1.243               --
                                                       2003      1.000          1.079               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2009      0.722          0.739               --
                                                       2008      1.292          0.722               --
                                                       2007      1.172          1.292               --
                                                       2006      1.119          1.172               --
                                                       2005      1.058          1.119               --
                                                       2004      1.039          1.058               --
                                                       2003      1.000          1.039               --

          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.423          1.384                --
                                                       2005      1.265          1.423           104,854
                                                       2004      1.193          1.265            70,276
                                                       2003      1.000          1.193            15,663

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.361          1.896           457,894
                                                       2008      2.255          1.361           518,632
                                                       2007      2.006          2.255           703,154
                                                       2006      1.701          2.006           843,183
                                                       2005      1.522          1.701           958,184
                                                       2004      1.370          1.522           822,268
                                                       2003      1.000          1.370            81,966

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.100          1.502         1,656,342
                                                       2008      2.005          1.100         1,837,887
                                                       2007      1.823          2.005         2,214,862
                                                       2006      1.689          1.823         2,927,250
                                                       2005      1.484          1.689         3,507,025
                                                       2004      1.347          1.484         3,289,640
                                                       2003      1.000          1.347           330,579

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.043          1.340         1,041,518
                                                       2008      1.713          1.043         1,230,934
                                                       2007      1.666          1.713         1,662,651
                                                       2006      1.476          1.666         2,063,337
                                                       2005      1.425          1.476         2,427,138
                                                       2004      1.318          1.425         2,063,187
                                                       2003      1.000          1.318           266,256

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.675          1.654                --
                                                       2005      1.447          1.675           278,724
                                                       2004      1.236          1.447           265,770
                                                       2003      1.000          1.236            70,492

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.752          2.276                --
                                                       2005      1.670          1.752           641,923
                                                       2004      1.298          1.670           629,602
                                                       2003      1.000          1.298           160,147

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.522          1.454                --
                                                       2007      1.451          1.522            55,185
                                                       2006      1.272          1.451            63,990
                                                       2005      1.244          1.272            65,565
                                                       2004      1.210          1.244           120,971
                                                       2003      1.000          1.210            11,743

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.325          1.249                --
                                                       2007      1.521          1.325           107,690
                                                       2006      1.497          1.521           224,034
                                                       2005      1.445          1.497           258,607
                                                       2004      1.325          1.445           247,732
                                                       2003      1.000          1.325            79,640

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295         1,752,115
                                                       2004      1.074          1.201         1,554,898
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           790,365
                                                       2004      1.067          1.199           752,132
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2009      1.154          1.531           351,758
                                                       2008      2.057          1.154           427,634
                                                       2007      1.791          2.057           634,875
                                                       2006      1.641          1.791           837,295
                                                       2005      1.437          1.641           890,920
                                                       2004      1.274          1.437           843,067
                                                       2003      1.000          1.274           163,715

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2009      0.979          1.302             1,779
                                                       2008      1.705          0.979             1,442
                                                       2007      1.632          1.705             1,235
                                                       2006      1.464          1.632            13,974
                                                       2005      1.239          1.464            93,663
                                                       2004      1.249          1.239            41,344
                                                       2003      1.000          1.249            29,051

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.493          2.042           270,190
                                                       2008      2.524          1.493           274,890
                                                       2007      2.235          2.524           413,062
                                                       2006      2.030          2.235           466,743
                                                       2005      1.757          2.030           517,059
                                                       2004      1.439          1.757           442,590
                                                       2003      1.000          1.439           101,098

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.506          1.745                --
                                                       2005      1.391          1.506         1,154,892
                                                       2004      1.261          1.391         1,119,684
                                                       2003      1.000          1.261           147,532

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.474          3.155                --
                                                       2007      2.755          3.474           342,016
                                                       2006      2.196          2.755           448,347
                                                       2005      1.760          2.196           699,389
                                                       2004      1.441          1.760           338,979
                                                       2003      1.000          1.441            71,944

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.380          1.852           224,120
                                                       2008      2.364          1.380           260,647
                                                       2007      2.091          2.364           352,409
                                                       2006      1.758          2.091           395,871
                                                       2005      1.629          1.758           378,342
                                                       2004      1.404          1.629           321,896
                                                       2003      1.000          1.404                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.670          1.992                --
                                                       2005      1.567          1.670           894,236
                                                       2004      1.379          1.567           614,418
                                                       2003      1.000          1.379           114,539

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057           146,892
                                                       2004      1.000          1.065            41,571

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.252          1.291                --
                                                       2005      1.187          1.252            83,447
                                                       2004      1.120          1.187           118,405
                                                       2003      1.000          1.120           297,061

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2009      1.273          1.567               953
                                                       2008      1.832          1.273               893
                                                       2007      1.537          1.832             8,536
                                                       2006      1.476          1.537            13,085
                                                       2005      1.342          1.476            19,385
                                                       2004      1.200          1.342            19,164
                                                       2003      1.000          1.200             4,516

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2009      1.057          1.624             6,404
                                                       2008      1.927          1.057                --
                                                       2007      1.617          1.927            10,919
                                                       2006      1.531          1.617             7,917
                                                       2005      1.402          1.531            18,408
                                                       2004      1.424          1.402            18,410
                                                       2003      1.000          1.424             4,023

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/03).............................................  2008      1.684          0.910                --
                                                       2007      1.573          1.684            17,579
                                                       2006      1.362          1.573            30,806
                                                       2005      1.317          1.362            30,806
                                                       2004      1.287          1.317            28,621
                                                       2003      1.000          1.287            27,158

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.523          1.702                --
                                                       2005      1.496          1.523           172,028
                                                       2004      1.330          1.496           160,361
                                                       2003      1.000          1.330             7,397

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.945          1.245            60,714
                                                       2008      1.619          0.945            61,929
                                                       2007      1.685          1.619            86,366

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.098          1.313            23,058
                                                       2008      1.586          1.098            36,247
                                                       2007      1.537          1.586            64,345

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      1.077          1.364           106,241
                                                       2008      1.734          1.077           113,341
                                                       2007      1.817          1.734           173,549

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.110          1.353            20,146
                                                       2008      1.761          1.110            21,475
                                                       2007      1.731          1.761            23,328
                                                       2006      1.494          1.731            40,741
                                                       2005      1.433          1.494            44,455
                                                       2004      1.325          1.433            52,200
                                                       2003      1.000          1.325            73,896

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.907          1.264            35,716
                                                       2008      1.477          0.907            30,110
                                                       2007      1.480          1.477            35,085

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.222          1.709           150,120
                                                       2008      2.105          1.222           186,548
                                                       2007      1.955          2.105           250,790
                                                       2006      1.770          1.955           327,015
                                                       2005      1.723          1.770           367,438
                                                       2004      1.529          1.723           332,270
                                                       2003      1.000          1.529            41,780

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.985          0.957                --
                                                       2008      1.610          0.985           291,470
                                                       2007      1.567          1.610           364,510
                                                       2006      1.390          1.567           574,174
                                                       2005      1.361          1.390           827,888
                                                       2004      1.261          1.361           794,065
                                                       2003      1.000          1.261            83,842

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.924          1.112                --
                                                       2008      1.262          0.924                --
                                                       2007      1.162          1.262                --
                                                       2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.773          0.889           425,043
                                                       2008      1.002          0.773           491,452
                                                       2007      1.010          1.002           720,043
                                                       2006      0.990          1.010           944,691
                                                       2005      0.988          0.990         1,564,651
                                                       2004      0.997          0.988         1,978,872
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.754          1.837                --
                                                       2006      1.516          1.754           226,118
                                                       2005      1.488          1.516           220,600
                                                       2004      1.403          1.488           120,896
                                                       2003      1.000          1.403             7,292

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.433          1.490                --
                                                       2006      1.404          1.433            51,641
                                                       2005      1.362          1.404            61,374
                                                       2004      1.384          1.362            43,820
                                                       2003      1.000          1.384             4,732

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.670          1.726                --
                                                       2006      1.535          1.670           122,293
                                                       2005      1.427          1.535           136,251
                                                       2004      1.335          1.427           109,692
                                                       2003      1.000          1.335            27,935

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.523          1.588                --
                                                       2006      1.383          1.523           137,990
                                                       2005      1.363          1.383           188,696
                                                       2004      1.284          1.363           189,581
                                                       2003      1.000          1.284            98,912

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.587          1.646                --
                                                       2006      1.382          1.587           992,509
                                                       2005      1.366          1.382         1,081,460
                                                       2004      1.239          1.366           920,685
                                                       2003      1.000          1.239           130,358

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.774          1.952                --
                                                       2006      1.614          1.774         1,503,062
                                                       2005      1.523          1.614         1,871,782
                                                       2004      1.254          1.523         1,774,396
                                                       2003      1.000          1.254            94,530

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091            64,229
                                                       2004      1.000          1.073            61,401

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.817          1.749                --
                                                       2007      1.750          1.817            55,964
                                                       2006      1.844          1.750            63,612

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.009          1.456           119,404
                                                       2008      1.358          1.009           140,045
                                                       2007      1.349          1.358           268,268
                                                       2006      1.284          1.349           230,066

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.689          1.769                --
                                                       2006      1.601          1.689         1,246,767

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.081          1.262           905,090
                                                       2008      1.761          1.081         1,048,303
                                                       2007      1.754          1.761         1,062,521

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.768           513,240
                                                       2008      1.014          0.581           568,956
                                                       2007      1.216          1.014           677,657
                                                       2006      1.003          1.216           923,936

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.846          1.069             9,604
                                                       2008      1.155          0.846            12,031
                                                       2007      1.191          1.155            20,954
                                                       2006      1.121          1.191                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.142          1.738            73,037
                                                       2008      1.967          1.142           109,154
                                                       2007      2.026          1.967           225,404
                                                       2006      1.845          2.026           231,547

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.229          1.724            55,606
                                                       2008      2.159          1.229            62,490
                                                       2007      1.690          2.159           145,097
                                                       2006      1.654          1.690           258,036

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.641          0.859                (0)
                                                       2008      1.061          0.641                --
                                                       2007      1.202          1.061             2,173

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.903          0.891                --
                                                       2008      1.233          0.903            14,817
                                                       2007      1.184          1.233            69,635
                                                       2006      1.124          1.184           107,023

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.135          1.524           432,785
                                                       2008      1.420          1.135           502,628
                                                       2007      1.358          1.420           716,482
                                                       2006      1.300          1.358           963,772

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.682          0.791         2,234,829
                                                       2008      1.093          0.682         2,359,745
                                                       2007      1.074          1.093         2,777,153
                                                       2006      1.001          1.074         1,868,736

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.631          0.782         1,209,723
                                                       2008      1.052          0.631         1,352,604
                                                       2007      1.068          1.052         1,405,616
                                                       2006      0.970          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.900          0.854                --
                                                       2008      1.602          0.900           115,502
                                                       2007      1.462          1.602           120,206
                                                       2006      1.485          1.462           149,461

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.798          1.049            16,546
                                                       2008      1.328          0.798             7,109
                                                       2007      1.217          1.328             7,147
                                                       2006      1.230          1.217                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.443          2.387           282,773
                                                       2008      3.160          1.443           314,745

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.366          1.760            13,893
                                                       2008      2.421          1.366            16,806
                                                       2007      2.313          2.421            32,202

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.082          1.254           156,221
                                                       2008      1.183          1.082           242,547
                                                       2007      1.121          1.183           511,650

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.208          1.341           950,546

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.050          1.274            18,733
                                                       2008      1.597          1.050            59,934
                                                       2007      1.553          1.597           111,015
                                                       2006      1.449          1.553           108,148

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.103          1.216                --
                                                       2006      1.051          1.103             2,430

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.052          1.371           149,684
                                                       2008      1.203          1.052           218,590
                                                       2007      1.152          1.203           298,275
                                                       2006      1.116          1.152           297,918

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.669          0.828           786,207
                                                       2008      0.974          0.669           831,119
                                                       2007      1.025          0.974         1,008,890
                                                       2006      1.003          1.025         1,055,252

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.051          1.307           661,931

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.956          1.397            27,140
                                                       2008      1.800          0.956            28,193
                                                       2007      1.526          1.800            61,396
                                                       2006      1.569          1.526            67,281

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.120           114,671
                                                       2008      1.104          1.044           156,366
                                                       2007      1.061          1.104           209,535
                                                       2006      1.025          1.061           263,672

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.905          1.046            10,880

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.877          1.101           159,473

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.049          1.031           461,724
                                                       2008      1.041          1.049           755,220
                                                       2007      1.012          1.041           626,247
                                                       2006      0.993          1.012           157,606

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.891          1.151            56,170
                                                       2008      1.448          0.891            53,016

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.776          0.809                --
                                                       2008      1.437          0.776            76,391
                                                       2007      1.412          1.437           139,981
                                                       2006      1.397          1.412           209,999

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.948          1.129           137,184
                                                       2008      1.587          0.948           176,059
                                                       2007      1.557          1.587           280,539
                                                       2006      1.523          1.557           436,519

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.623          0.802            26,712
                                                       2008      1.068          0.623            26,753
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074            24,296
                                                       2006      1.001          1.039            26,232

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074             9,251
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.719          0.882           465,777
                                                       2009      1.105          0.719                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.095          1.269           436,183
                                                       2008      1.439          1.095           457,796
                                                       2007      1.411          1.439           785,316
                                                       2006      1.324          1.411           903,888

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.063          1.258                --
                                                       2008      1.458          1.063                --
                                                       2007      1.384          1.458            75,925
                                                       2006      1.256          1.384            40,252

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.634          0.869         2,305,654
                                                       2008      1.029          0.634         2,710,294
                                                       2008      1.090          1.029         2,639,173
                                                       2007      1.047          1.090         2,724,288
                                                       2006      0.996          1.047         3,359,197

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.906            80,179
                                                       2008      1.138          0.647            78,731
                                                       2007      1.065          1.138           119,081
                                                       2006      0.998          1.065           134,777

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.778          1.056           139,009
                                                       2008      1.188          0.778           169,303

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.078          1.142           159,943

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.062          1.087            50,749
                                                       2008      1.087          1.062            48,306
                                                       2007      1.062          1.087            59,592
                                                       2006      1.030          1.062            46,924

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.986          0.993                --
                                                       2005      0.979          0.986           157,911
                                                       2004      0.989          0.979         1,058,978
                                                       2003      1.000          0.989           462,016

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.168                --
                                                       2005      1.069          1.107           271,772
                                                       2004      1.000          1.069           189,442

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.117                --
                                                       2006      1.112          1.096           567,170
                                                       2005      1.112          1.112           709,935
                                                       2004      1.043          1.112           798,273
                                                       2003      1.000          1.043           100,653

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.168          1.204                --
                                                       2008      1.138          1.168         1,014,786
                                                       2007      1.068          1.138         1,371,276
                                                       2006      1.051          1.068         1,616,157
                                                       2005      1.047          1.051         1,959,689
                                                       2004      1.020          1.047         1,553,249
                                                       2003      1.000          1.020           397,196

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.152          2.326                --
                                                       2006      1.720          2.152            37,571
                                                       2005      1.566          1.720            40,390
                                                       2004      1.376          1.566            50,111
                                                       2003      1.000          1.376            20,626

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.295          2.447                --
                                                       2006      1.998          2.295            90,199
                                                       2005      1.906          1.998           102,403
                                                       2004      1.542          1.906            57,055
                                                       2003      1.000          1.542            12,338

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.397          1.485                --
                                                       2005      1.312          1.397           150,681
                                                       2004      1.258          1.312           161,894
                                                       2003      1.000          1.258            18,616

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.222          1.300                --
                                                       2005      1.243          1.222         1,514,149
                                                       2004      1.194          1.243         1,791,678
                                                       2003      1.000          1.194            76,983

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.691          1.844                --
                                                       2005      1.536          1.691            69,691
                                                       2004      1.347          1.536            58,608
                                                       2003      1.000          1.347             5,594

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.452          1.523                --
                                                       2005      1.419          1.452           468,553
                                                       2004      1.319          1.419           449,199
                                                       2003      1.000          1.319           216,751

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.255          1.284                --
                                                       2005      1.249          1.255           265,871
                                                       2004      1.156          1.249           238,099
                                                       2003      1.000          1.156           189,666

  Travelers Federated Stock Subaccount (3/03)........  2006      1.441          1.490                --
                                                       2005      1.398          1.441             5,799
                                                       2004      1.291          1.398             5,185
                                                       2003      1.000          1.291                --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.358          1.397                --
                                                       2005      1.276          1.358           175,175
                                                       2004      1.223          1.276           140,386
                                                       2003      1.000          1.223            48,406

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.007          1.009                --
                                                       2005      1.000          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.072                --
                                                       2005      1.000          1.037                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.093                --
                                                       2005      1.000          1.050                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041                --
                                                       2005      1.000          1.023                --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.510          1.601                --
                                                       2005      1.376          1.510         1,507,082
                                                       2004      1.213          1.376         1,526,496
                                                       2003      1.000          1.213            10,307

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.485          1.569                --
                                                       2005      1.472          1.485            71,887
                                                       2004      1.317          1.472            44,277
                                                       2003      1.000          1.317            15,624

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.285          1.324                --
                                                       2005      1.274          1.285           996,528
                                                       2004      1.168          1.274           970,724
                                                       2003      1.000          1.168           240,337

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164            43,596
                                                       2004      1.000          1.117            61,314

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.609          1.845                --
                                                       2005      1.500          1.609           323,896
                                                       2004      1.323          1.500           162,539
                                                       2003      1.000          1.323                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.368          1.449                --
                                                       2005      1.318          1.368           117,124
                                                       2004      1.211          1.318           233,604
                                                       2003      1.000          1.211            19,294

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.051                --
                                                       2005      1.000          1.001             2,433

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           330,024
                                                       2004      1.000          1.091           233,911

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.036          1.025                --
                                                       2005      1.041          1.036           347,598
                                                       2004      1.029          1.041           469,781
                                                       2003      1.000          1.029           147,507

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.368          1.426                --
                                                       2005      1.369          1.368            29,857
                                                       2004      1.269          1.369            19,792
                                                       2003      1.000          1.269             6,388

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.230                --
                                                       2005      1.000          1.071                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.121                --
                                                       2005      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070           170,568
                                                       2004      1.000          1.047            10,760

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2009      1.050          1.017                --
                                                       2008      1.670          1.050           743,122
                                                       2007      1.747          1.670           823,297
                                                       2006      1.537          1.747         1,054,808
                                                       2005      1.507          1.537         1,541,774
                                                       2004      1.311          1.507         1,333,467
                                                       2003      1.000          1.311           141,363

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2009      0.845          0.864                --
                                                       2008      1.516          0.845                --
                                                       2007      1.376          1.516            10,288
                                                       2006      1.316          1.376            97,112
                                                       2005      1.246          1.316            97,112
                                                       2004      1.226          1.246            97,113
                                                       2003      1.000          1.226            97,115




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.231          1.197             --
                                                       2005      1.095          1.231             --
                                                       2004      1.033          1.095             --
                                                       2003      1.000          1.033             --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.055          1.469             --
                                                       2008      1.750          1.055             --
                                                       2007      1.557          1.750             --
                                                       2006      1.321          1.557             --
                                                       2005      1.183          1.321             --
                                                       2004      1.065          1.183             --
                                                       2003      1.000          1.065             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      0.850          1.160             --
                                                       2008      1.550          0.850             --
                                                       2007      1.410          1.550             --
                                                       2006      1.307          1.410             --
                                                       2005      1.149          1.307             --
                                                       2004      1.044          1.149             --
                                                       2003      1.000          1.044             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      0.838          1.076             --
                                                       2008      1.377          0.838             --
                                                       2007      1.340          1.377             --
                                                       2006      1.188          1.340             --
                                                       2005      1.147          1.188             --
                                                       2004      1.062          1.147             --
                                                       2003      1.000          1.062             --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.432          1.414             --
                                                       2005      1.238          1.432             --
                                                       2004      1.058          1.238             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.420          1.843             --
                                                       2005      1.354          1.420             --
                                                       2004      1.053          1.354             --
                                                       2003      1.000          1.053             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.330          1.270             --
                                                       2007      1.268          1.330             --
                                                       2006      1.112          1.268             --
                                                       2005      1.089          1.112             --
                                                       2004      1.059          1.089             --
                                                       2003      1.000          1.059             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.036          0.976             --
                                                       2007      1.190          1.036             --
                                                       2006      1.171          1.190             --
                                                       2005      1.131          1.171             --
                                                       2004      1.038          1.131             --
                                                       2003      1.000          1.038             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.405             --
                                                       2005      1.200          1.294             --
                                                       2004      1.073          1.200             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.437             --
                                                       2005      1.198          1.291             --
                                                       2004      1.067          1.198             --
                                                       2003      1.000          1.067             --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2009      0.946          1.255             --
                                                       2008      1.687          0.946             --
                                                       2007      1.470          1.687             --
                                                       2006      1.348          1.470             --
                                                       2005      1.180          1.348             --
                                                       2004      1.047          1.180             --
                                                       2003      1.000          1.047             --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2009      0.817          1.086             --
                                                       2008      1.423          0.817             --
                                                       2007      1.363          1.423             --
                                                       2006      1.223          1.363             --
                                                       2005      1.035          1.223             --
                                                       2004      1.045          1.035             --
                                                       2003      1.000          1.045             --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.117          1.527             --
                                                       2008      1.889          1.117             --
                                                       2007      1.674          1.889             --
                                                       2006      1.521          1.674             --
                                                       2005      1.317          1.521             --
                                                       2004      1.079          1.317             --
                                                       2003      1.000          1.079             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.258          1.457             --
                                                       2005      1.162          1.258             --
                                                       2004      1.054          1.162             --
                                                       2003      1.000          1.054             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.604          1.205             --
                                                       2007      2.066          2.604             --
                                                       2006      1.648          2.066             --
                                                       2005      1.321          1.648             --
                                                       2004      1.083          1.321             --
                                                       2003      1.000          1.083             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.045          1.402             --
                                                       2008      1.791          1.045             --
                                                       2007      1.585          1.791             --
                                                       2006      1.333          1.585             --
                                                       2005      1.236          1.333             --
                                                       2004      1.066          1.236             --
                                                       2003      1.000          1.066             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.304          1.555             --
                                                       2005      1.224          1.304             --
                                                       2004      1.078          1.224             --
                                                       2003      1.000          1.078             --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.056          1.077             --
                                                       2005      1.065          1.056             --
                                                       2004      1.000          1.065             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.156          1.192             --
                                                       2005      1.097          1.156             --
                                                       2004      1.035          1.097             --
                                                       2003      1.000          1.035             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2009      1.158          1.424             --
                                                       2008      1.667          1.158             --
                                                       2007      1.399          1.667             --
                                                       2006      1.345          1.399             --
                                                       2005      1.223          1.345             --
                                                       2004      1.094          1.223             --
                                                       2003      1.000          1.094             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2009      0.745          1.144             --
                                                       2008      1.358          0.745             --
                                                       2007      1.141          1.358             --
                                                       2006      1.081          1.141             --
                                                       2005      0.990          1.081             --
                                                       2004      1.006          0.990             --
                                                       2003      1.000          1.006             --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/03).............................................  2008      1.384          0.747             --
                                                       2007      1.293          1.384             --
                                                       2006      1.120          1.293             --
                                                       2005      1.084          1.120             --
                                                       2004      1.060          1.084             --
                                                       2003      1.000          1.060             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.200          1.340             --
                                                       2005      1.179          1.200             --
                                                       2004      1.048          1.179             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.780          1.027             --
                                                       2008      1.337          0.780             --
                                                       2007      1.392          1.337             --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.949          1.135             --
                                                       2008      1.372          0.949             --
                                                       2007      1.331          1.372             --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.816          1.033             --
                                                       2008      1.314          0.816             --
                                                       2007      1.377          1.314             --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      0.894          1.090             --
                                                       2008      1.420          0.894             --
                                                       2007      1.396          1.420             --
                                                       2006      1.206          1.396             --
                                                       2005      1.157          1.206             --
                                                       2004      1.071          1.157             --
                                                       2003      1.000          1.071             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.683          0.951             --
                                                       2008      1.112          0.683             --
                                                       2007      1.115          1.112             --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.838          1.172             --
                                                       2008      1.445          0.838             --
                                                       2007      1.342          1.445             --
                                                       2006      1.216          1.342             --
                                                       2005      1.184          1.216             --
                                                       2004      1.051          1.184             --
                                                       2003      1.000          1.051             --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.826          0.803             --
                                                       2008      1.351          0.826             --
                                                       2007      1.315          1.351             --
                                                       2006      1.167          1.315             --
                                                       2005      1.144          1.167             --
                                                       2004      1.060          1.144             --
                                                       2003      1.000          1.060             --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.922          1.109             --
                                                       2008      1.260          0.922             --
                                                       2007      1.161          1.260             --
                                                       2006      1.101          1.161             --
                                                       2005      1.078          1.101             --
                                                       2004      1.000          1.078             --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.773          0.888             --
                                                       2008      1.002          0.773             --
                                                       2007      1.010          1.002             --
                                                       2006      0.991          1.010             --
                                                       2005      0.990          0.991             --
                                                       2004      0.999          0.990             --
                                                       2003      1.000          0.999             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.331          1.394             --
                                                       2006      1.151          1.331             --
                                                       2005      1.131          1.151             --
                                                       2004      1.067          1.131             --
                                                       2003      1.000          1.067             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.077          1.120             --
                                                       2006      1.055          1.077             --
                                                       2005      1.025          1.055             --
                                                       2004      1.042          1.025             --
                                                       2003      1.000          1.042             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.334          1.379             --
                                                       2006      1.227          1.334             --
                                                       2005      1.141          1.227             --
                                                       2004      1.068          1.141             --
                                                       2003      1.000          1.068             --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.260          1.314             --
                                                       2006      1.146          1.260             --
                                                       2005      1.130          1.146             --
                                                       2004      1.065          1.130             --
                                                       2003      1.000          1.065             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.376          1.428             --
                                                       2006      1.199          1.376             --
                                                       2005      1.186          1.199             --
                                                       2004      1.076          1.186             --
                                                       2003      1.000          1.076             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.524          1.677             --
                                                       2006      1.387          1.524             --
                                                       2005      1.310          1.387             --
                                                       2004      1.079          1.310             --
                                                       2003      1.000          1.079             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.090          1.123             --
                                                       2005      1.073          1.090             --
                                                       2004      1.000          1.073             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.396          1.343             --
                                                       2007      1.345          1.396             --
                                                       2006      1.418          1.345             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.892          1.287             --
                                                       2008      1.202          0.892             --
                                                       2007      1.195          1.202             --
                                                       2006      1.138          1.195             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.445          1.512             --
                                                       2006      1.370          1.445             --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.924          1.078             --
                                                       2008      1.505          0.924             --
                                                       2007      1.500          1.505             --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.580          0.767             --
                                                       2008      1.014          0.580             --
                                                       2007      1.216          1.014             --
                                                       2006      1.003          1.216             --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.844          1.067             --
                                                       2008      1.154          0.844             --
                                                       2007      1.190          1.154             --
                                                       2006      1.121          1.190             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.930          1.414             --
                                                       2008      1.602          0.930             --
                                                       2007      1.651          1.602             --
                                                       2006      1.504          1.651             --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.050          1.471             --
                                                       2008      1.845          1.050             --
                                                       2007      1.445          1.845             --
                                                       2006      1.414          1.445             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.640          0.857             --
                                                       2008      1.060          0.640             --
                                                       2007      1.201          1.060             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.901          0.889             --
                                                       2008      1.231          0.901             --
                                                       2007      1.183          1.231             --
                                                       2006      1.123          1.183             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      0.990          1.328             --
                                                       2008      1.239          0.990             --
                                                       2007      1.185          1.239             --
                                                       2006      1.135          1.185             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.681          0.790             --
                                                       2008      1.093          0.681             --
                                                       2007      1.074          1.093             --
                                                       2006      1.001          1.074             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.630          0.780             --
                                                       2008      1.051          0.630             --
                                                       2007      1.068          1.051             --
                                                       2006      0.970          1.068             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.742          0.704             --
                                                       2008      1.321          0.742             --
                                                       2007      1.206          1.321             --
                                                       2006      1.226          1.206             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.797          1.047             --
                                                       2008      1.326          0.797             --
                                                       2007      1.216          1.326             --
                                                       2006      1.230          1.216             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.081          1.787             --
                                                       2008      2.369          1.081             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.084          1.395             --
                                                       2008      1.921          1.084             --
                                                       2007      1.836          1.921             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.050          1.216             --
                                                       2008      1.149          1.050             --
                                                       2007      1.089          1.149             --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.294          1.437             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.916          1.111             --
                                                       2008      1.394          0.916             --
                                                       2007      1.357          1.394             --
                                                       2006      1.266          1.357             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.102          1.214             --
                                                       2006      1.051          1.102             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.049          1.367             --
                                                       2008      1.201          1.049             --
                                                       2007      1.151          1.201             --
                                                       2006      1.115          1.151             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.668          0.827             --
                                                       2008      0.973          0.668             --
                                                       2007      1.025          0.973             --
                                                       2006      1.003          1.025             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.863          1.072             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.738          1.078             --
                                                       2008      1.390          0.738             --
                                                       2007      1.179          1.390             --
                                                       2006      1.213          1.179             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.028          1.102             --
                                                       2008      1.088          1.028             --
                                                       2007      1.046          1.088             --
                                                       2006      1.011          1.046             --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.903          1.044             --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.723          0.907             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.055          1.037             --
                                                       2008      1.048          1.055             --
                                                       2007      1.019          1.048             --
                                                       2006      1.000          1.019             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.778          1.005             --
                                                       2008      1.265          0.778             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.667          0.694             --
                                                       2008      1.235          0.667             --
                                                       2007      1.214          1.235             --
                                                       2006      1.202          1.214             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.760          0.905             --
                                                       2008      1.273          0.760             --
                                                       2007      1.250          1.273             --
                                                       2006      1.223          1.250             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.622          0.801             --
                                                       2008      1.068          0.622             --
                                                       2007      1.056          1.068             --
                                                       2006      1.002          1.056             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.899          1.061             --
                                                       2008      1.073          0.899             --
                                                       2007      1.039          1.073             --
                                                       2006      1.001          1.039             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.823          0.996             --
                                                       2008      1.072          0.823             --
                                                       2007      1.045          1.072             --
                                                       2006      1.002          1.045             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.749          0.928             --
                                                       2008      1.073          0.749             --
                                                       2007      1.051          1.073             --
                                                       2006      1.002          1.051             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.681          0.861             --
                                                       2008      1.073          0.681             --
                                                       2007      1.055          1.073             --
                                                       2006      1.002          1.055             --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.718          0.880             --
                                                       2009      1.103          0.718             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.984          1.139             --
                                                       2008      1.293          0.984             --
                                                       2007      1.269          1.293             --
                                                       2006      1.191          1.269             --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.058          1.251             --
                                                       2008      1.455          1.058             --
                                                       2007      1.382          1.455             --
                                                       2006      1.255          1.382             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.634          0.867             --
                                                       2008      1.028          0.634             --
                                                       2008      1.089          1.028             --
                                                       2007      1.047          1.089             --
                                                       2006      0.996          1.047             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.646          0.904             --
                                                       2008      1.137          0.646             --
                                                       2007      1.065          1.137             --
                                                       2006      0.998          1.065             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.691          0.938             --
                                                       2008      1.056          0.691             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182             --
                                                       2006      1.077          1.140             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.060          1.084             --
                                                       2008      1.085          1.060             --
                                                       2007      1.061          1.085             --
                                                       2006      1.029          1.061             --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.993          1.000             --
                                                       2005      0.987          0.993             --
                                                       2004      0.998          0.987             --
                                                       2003      1.000          0.998             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.106          1.166             --
                                                       2005      1.068          1.106             --
                                                       2004      1.000          1.068             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.065          1.084             --
                                                       2006      1.081          1.065             --
                                                       2005      1.081          1.081             --
                                                       2004      1.015          1.081             --
                                                       2003      1.000          1.015             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.159          1.294             --
                                                       2008      1.130          1.159             --
                                                       2007      1.062          1.130             --
                                                       2006      1.045          1.062             --
                                                       2005      1.042          1.045             --
                                                       2004      1.015          1.042             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.708          1.846             --
                                                       2006      1.366          1.708             --
                                                       2005      1.244          1.366             --
                                                       2004      1.094          1.244             --
                                                       2003      1.000          1.094             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.603          1.708             --
                                                       2006      1.396          1.603             --
                                                       2005      1.332          1.396             --
                                                       2004      1.079          1.332             --
                                                       2003      1.000          1.079             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.153          1.226             --
                                                       2005      1.083          1.153             --
                                                       2004      1.039          1.083             --
                                                       2003      1.000          1.039             --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.067          1.135             --
                                                       2005      1.086          1.067             --
                                                       2004      1.044          1.086             --
                                                       2003      1.000          1.044             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.301          1.418             --
                                                       2005      1.182          1.301             --
                                                       2004      1.037          1.182             --
                                                       2003      1.000          1.037             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.166          1.223             --
                                                       2005      1.140          1.166             --
                                                       2004      1.060          1.140             --
                                                       2003      1.000          1.060             --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.112          1.138             --
                                                       2005      1.107          1.112             --
                                                       2004      1.025          1.107             --
                                                       2003      1.000          1.025             --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.205          1.246             --
                                                       2005      1.169          1.205             --
                                                       2004      1.081          1.169             --
                                                       2003      1.000          1.081             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.168          1.202             --
                                                       2005      1.098          1.168             --
                                                       2004      1.053          1.098             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088             --
                                                       2005      1.000          1.025             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.007          1.009             --
                                                       2005      1.000          1.007             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.072             --
                                                       2005      1.000          1.036             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.093             --
                                                       2005      1.000          1.049             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041             --
                                                       2005      1.000          1.023             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.292          1.370             --
                                                       2005      1.178          1.292             --
                                                       2004      1.039          1.178             --
                                                       2003      1.000          1.039             --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.148          1.213             --
                                                       2005      1.138          1.148             --
                                                       2004      1.019          1.138             --
                                                       2003      1.000          1.019             --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.156          1.191             --
                                                       2005      1.147          1.156             --
                                                       2004      1.052          1.147             --
                                                       2003      1.000          1.052             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.255             --
                                                       2005      1.117          1.163             --
                                                       2004      1.000          1.117             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.312          1.504             --
                                                       2005      1.224          1.312             --
                                                       2004      1.080          1.224             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.196          1.266             --
                                                       2005      1.153          1.196             --
                                                       2004      1.060          1.153             --
                                                       2003      1.000          1.060             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051             --
                                                       2005      1.000          1.000             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.115             --
                                                       2005      1.090          1.106             --
                                                       2004      1.000          1.090             --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.022          1.011             --
                                                       2005      1.027          1.022             --
                                                       2004      1.016          1.027             --
                                                       2003      1.000          1.016             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.150          1.198             --
                                                       2005      1.151          1.150             --
                                                       2004      1.067          1.151             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.230             --
                                                       2005      1.000          1.070             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.121             --
                                                       2005      1.000          0.979             --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.029             --
                                                       2005      1.047          1.069             --
                                                       2004      1.000          1.047             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2009      0.862          1.083             --
                                                       2008      1.372          0.862             --
                                                       2007      1.435          1.372             --
                                                       2006      1.263          1.435             --
                                                       2005      1.240          1.263             --
                                                       2004      1.079          1.240             --
                                                       2003      1.000          1.079             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2009      0.714          0.731             --
                                                       2008      1.282          0.714             --
                                                       2007      1.165          1.282             --
                                                       2006      1.114          1.165             --
                                                       2005      1.055          1.114             --
                                                       2004      1.039          1.055             --
                                                       2003      1.000          1.039             --

          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.419          1.379                --
                                                       2005      1.263          1.419             1,800
                                                       2004      1.192          1.263             1,803
                                                       2003      1.000          1.192                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.353          1.883           454,661
                                                       2008      2.245          1.353           523,274
                                                       2007      1.998          2.245           657,192
                                                       2006      1.696          1.998           864,535
                                                       2005      1.520          1.696           811,619
                                                       2004      1.369          1.520           533,744
                                                       2003      1.000          1.369           205,814

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.094          1.492         1,526,297
                                                       2008      1.996          1.094         1,602,470
                                                       2007      1.816          1.996         2,034,360
                                                       2006      1.684          1.816         2,635,966
                                                       2005      1.482          1.684         2,784,245
                                                       2004      1.346          1.482         1,629,015
                                                       2003      1.000          1.346           866,521

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.037          1.331         1,123,736
                                                       2008      1.705          1.037         1,317,921
                                                       2007      1.659          1.705         1,810,683
                                                       2006      1.472          1.659         2,313,920
                                                       2005      1.422          1.472         2,631,106
                                                       2004      1.317          1.422         2,411,470
                                                       2003      1.000          1.317         1,601,516

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.670          1.649                --
                                                       2005      1.444          1.670            44,279
                                                       2004      1.235          1.444                --
                                                       2003      1.000          1.235                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.748          2.267                --
                                                       2005      1.667          1.748            88,913
                                                       2004      1.297          1.667                --
                                                       2003      1.000          1.297                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.514          1.446                --
                                                       2007      1.445          1.514             8,885
                                                       2006      1.268          1.445             9,025
                                                       2005      1.242          1.268             6,905
                                                       2004      1.209          1.242                --
                                                       2003      1.000          1.209                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.318          1.242                --
                                                       2007      1.516          1.318             7,047
                                                       2006      1.493          1.516            41,932
                                                       2005      1.442          1.493            41,812
                                                       2004      1.324          1.442                --
                                                       2003      1.000          1.324                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293           586,777
                                                       2004      1.073          1.199             5,451
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290           261,267
                                                       2004      1.067          1.197            25,758
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2009      1.148          1.521            75,066
                                                       2008      2.047          1.148            79,798
                                                       2007      1.784          2.047           119,306
                                                       2006      1.637          1.784           234,922
                                                       2005      1.434          1.637           189,421
                                                       2004      1.273          1.434                --
                                                       2003      1.000          1.273                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2009      0.974          1.293                --
                                                       2008      1.697          0.974                --
                                                       2007      1.626          1.697             5,648
                                                       2006      1.460          1.626                --
                                                       2005      1.237          1.460                --
                                                       2004      1.248          1.237                --
                                                       2003      1.000          1.248                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.484          2.029           156,692
                                                       2008      2.512          1.484           158,028
                                                       2007      2.227          2.512           214,684
                                                       2006      2.025          2.227           305,129
                                                       2005      1.754          2.025           330,684
                                                       2004      1.438          1.754           130,123
                                                       2003      1.000          1.438           103,075

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.501          1.739                --
                                                       2005      1.388          1.501         1,239,537
                                                       2004      1.260          1.388           611,462
                                                       2003      1.000          1.260           444,937

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.458          3.140                --
                                                       2007      2.745          3.458            75,746
                                                       2006      2.191          2.745           141,959
                                                       2005      1.757          2.191           184,860
                                                       2004      1.440          1.757            41,295
                                                       2003      1.000          1.440            15,709

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.372          1.839           159,251
                                                       2008      2.352          1.372           180,428
                                                       2007      2.083          2.352           219,901
                                                       2006      1.753          2.083           290,183
                                                       2005      1.627          1.753           471,856
                                                       2004      1.403          1.627           281,288
                                                       2003      1.000          1.403           172,058

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.666          1.985                --
                                                       2005      1.564          1.666           355,765
                                                       2004      1.378          1.564             7,737
                                                       2003      1.000          1.378                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076                --
                                                       2005      1.064          1.055            84,805
                                                       2004      1.000          1.064                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.248          1.287                --
                                                       2005      1.185          1.248                --
                                                       2004      1.119          1.185                --
                                                       2003      1.000          1.119                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2009      1.266          1.556                --
                                                       2008      1.823          1.266                --
                                                       2007      1.532          1.823                --
                                                       2006      1.472          1.532                --
                                                       2005      1.340          1.472                --
                                                       2004      1.199          1.340                --
                                                       2003      1.000          1.199                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2009      1.051          1.613               226
                                                       2008      1.918          1.051             4,534
                                                       2007      1.611          1.918             2,897
                                                       2006      1.527          1.611               326
                                                       2005      1.399          1.527               620
                                                       2004      1.423          1.399                --
                                                       2003      1.000          1.423                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/03).............................................  2008      1.676          0.905                --
                                                       2007      1.567          1.676                --
                                                       2006      1.358          1.567                --
                                                       2005      1.315          1.358                --
                                                       2004      1.286          1.315                --
                                                       2003      1.000          1.286                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519           122,253
                                                       2004      1.329          1.493            53,933
                                                       2003      1.000          1.329            42,618

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.939          1.237           229,803
                                                       2008      1.611          0.939           242,389
                                                       2007      1.678          1.611           261,241

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.092          1.304           349,602
                                                       2008      1.579          1.092           263,188
                                                       2007      1.531          1.579           372,808

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      1.071          1.355           297,655
                                                       2008      1.726          1.071           311,794
                                                       2007      1.809          1.726           336,611

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.103          1.344            72,883
                                                       2008      1.752          1.103            47,341
                                                       2007      1.724          1.752            48,135
                                                       2006      1.490          1.724            53,833
                                                       2005      1.430          1.490            54,139
                                                       2004      1.324          1.430            46,349
                                                       2003      1.000          1.324            52,094

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.902          1.256            33,978
                                                       2008      1.470          0.902            86,211
                                                       2007      1.474          1.470            86,484

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.215          1.697           109,875
                                                       2008      2.095          1.215           111,473
                                                       2007      1.947          2.095           155,073
                                                       2006      1.765          1.947           134,313
                                                       2005      1.720          1.765           115,598
                                                       2004      1.527          1.720           102,831
                                                       2003      1.000          1.527            92,834

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.979          0.952                --
                                                       2008      1.602          0.979           175,078
                                                       2007      1.561          1.602           201,922
                                                       2006      1.386          1.561           251,119
                                                       2005      1.359          1.386           338,029
                                                       2004      1.260          1.359           253,471
                                                       2003      1.000          1.260           180,603

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.920          1.106                --
                                                       2008      1.257          0.920                --
                                                       2007      1.159          1.257                --
                                                       2006      1.100          1.159                --
                                                       2005      1.077          1.100                --
                                                       2004      1.000          1.077                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.769          0.884            28,183
                                                       2008      0.998          0.769            46,493
                                                       2007      1.006          0.998            93,410
                                                       2006      0.988          1.006           127,075
                                                       2005      0.987          0.988           168,054
                                                       2004      0.997          0.987           439,234
                                                       2003      1.000          0.997           177,825

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.747          1.829                --
                                                       2006      1.512          1.747            17,123
                                                       2005      1.485          1.512            37,708
                                                       2004      1.402          1.485           156,587
                                                       2003      1.000          1.402           153,511

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.427          1.484                --
                                                       2006      1.400          1.427            11,146
                                                       2005      1.360          1.400            11,150
                                                       2004      1.383          1.360                --
                                                       2003      1.000          1.383                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.663          1.719                --
                                                       2006      1.531          1.663            11,420
                                                       2005      1.424          1.531            12,706
                                                       2004      1.334          1.424                --
                                                       2003      1.000          1.334                --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.517          1.582                --
                                                       2006      1.380          1.517             2,051
                                                       2005      1.361          1.380             1,004
                                                       2004      1.283          1.361                --
                                                       2003      1.000          1.283                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           371,086
                                                       2005      1.364          1.378           511,924
                                                       2004      1.238          1.364           289,652
                                                       2003      1.000          1.238           132,649

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    PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767         1,130,430
                                                       2005      1.520          1.610         1,169,872
                                                       2004      1.253          1.520           297,705
                                                       2003      1.000          1.253           224,172

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122                --
                                                       2005      1.072          1.089            37,416
                                                       2004      1.000          1.072                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.809          1.740                --
                                                       2007      1.743          1.809                --
                                                       2006      1.838          1.743             6,381

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.003          1.446            18,843
                                                       2008      1.351          1.003            17,212
                                                       2007      1.344          1.351            29,330
                                                       2006      1.280          1.344             5,939

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.683          1.761                --
                                                       2006      1.596          1.683           879,277

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.075          1.253           566,755
                                                       2008      1.753          1.075           614,747
                                                       2007      1.747          1.753           659,686

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.579          0.765           156,668
                                                       2008      1.013          0.579           132,783
                                                       2007      1.215          1.013           141,637
                                                       2006      1.003          1.215           209,049

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.843          1.064            22,423
                                                       2008      1.152          0.843            30,642
                                                       2007      1.190          1.152            33,093
                                                       2006      1.120          1.190            13,637

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.135          1.726            64,152
                                                       2008      1.958          1.135            73,105
                                                       2007      2.019          1.958           128,922
                                                       2006      1.839          2.019           119,573

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.222          1.712            60,011
                                                       2008      2.149          1.222            65,646
                                                       2007      1.684          2.149            65,283
                                                       2006      1.649          1.684            87,457

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.639          0.855            48,981
                                                       2008      1.059          0.639            19,292
                                                       2007      1.200          1.059            20,307

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.899          0.887                --
                                                       2008      1.228          0.899            14,250
                                                       2007      1.181          1.228            15,542
                                                       2006      1.122          1.181            43,559

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.128          1.514            37,464
                                                       2008      1.414          1.128            26,564
                                                       2007      1.353          1.414            28,068
                                                       2006      1.296          1.353            52,600

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.677          0.784           760,067

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.629          0.779         1,034,381
                                                       2008      1.051          0.629         1,134,408
                                                       2007      1.068          1.051         1,284,706
                                                       2006      0.970          1.068            23,129

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.895          0.849                --
                                                       2008      1.594          0.895               515
                                                       2007      1.457          1.594            11,819
                                                       2006      1.480          1.457            61,682

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.795          1.044             7,512
                                                       2008      1.324          0.795             7,414
                                                       2007      1.215          1.324             7,611
                                                       2006      1.229          1.215             8,360

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.434          2.371            54,640
                                                       2008      3.144          1.434            47,708

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.358          1.748            28,983
                                                       2008      2.410          1.358            34,462
                                                       2007      2.304          2.410            38,143

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.076          1.246           344,697
                                                       2008      1.178          1.076           361,394
                                                       2007      1.117          1.178           449,460

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.200          1.332         1,084,453

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.044          1.265            78,438
                                                       2008      1.589          1.044            77,150
                                                       2007      1.547          1.589            79,203
                                                       2006      1.445          1.547            79,296

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.101          1.213                --
                                                       2006      1.051          1.101            21,269

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.047          1.363           283,818
                                                       2008      1.199          1.047           356,372
                                                       2007      1.149          1.199           394,877
                                                       2006      1.114          1.149           475,005

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.667          0.825           377,009
                                                       2008      0.972          0.667           408,529
                                                       2007      1.025          0.972           526,114
                                                       2006      1.003          1.025           554,243

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.045          1.298           591,667

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.951          1.388            25,671
                                                       2008      1.791          0.951            39,530
                                                       2007      1.521          1.791            32,066
                                                       2006      1.564          1.521            17,371

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.038          1.112            21,097
                                                       2008      1.099          1.038            24,171
                                                       2007      1.057          1.099            36,664
                                                       2006      1.022          1.057            35,917

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.900          1.041            14,130

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.872          1.093           106,849

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.043          1.024           149,643
                                                       2008      1.036          1.043           290,686
                                                       2007      1.008          1.036           253,693
                                                       2006      0.990          1.008            42,142

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.886          1.144            30,436
                                                       2008      1.441          0.886             6,969

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.772          0.804                --
                                                       2008      1.430          0.772           114,736
                                                       2007      1.406          1.430           143,979
                                                       2006      1.393          1.406           160,770

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.942          1.122            89,744
                                                       2008      1.579          0.942            90,378
                                                       2007      1.551          1.579           311,173
                                                       2006      1.518          1.551           392,843

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.799                --
                                                       2008      1.067          0.621                --
                                                       2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.898          1.059            20,340
                                                       2008      1.072          0.898            81,818
                                                       2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.822          0.994           387,182
                                                       2008      1.071          0.822           175,786
                                                       2007      1.045          1.071           214,510
                                                       2006      1.002          1.045           226,603

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.748          0.926           610,955
                                                       2008      1.072          0.748           607,552
                                                       2007      1.050          1.072           110,983
                                                       2006      1.002          1.050           400,365

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.680          0.859            54,429
                                                       2008      1.072          0.680            56,451
                                                       2007      1.055          1.072            15,750
                                                       2006      1.002          1.055           267,079

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.717          0.878           239,584
                                                       2009      1.102          0.717                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.088          1.260           629,668
                                                       2008      1.432          1.088           712,108
                                                       2007      1.405          1.432         1,086,729
                                                       2006      1.320          1.405         1,563,036

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.052          1.244                --
                                                       2008      1.453          1.052                --
                                                       2007      1.380          1.453           150,747
                                                       2006      1.254          1.380            94,337

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.633          0.865           714,157
                                                       2008      1.027          0.633           823,186
                                                       2008      1.088          1.027           909,990
                                                       2007      1.047          1.088           956,424
                                                       2006      0.996          1.047         1,506,577

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.645          0.902             2,529
                                                       2008      1.136          0.645             2,532
                                                       2007      1.064          1.136             2,535
                                                       2006      0.998          1.064             2,538

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.774          1.049             1,296
                                                       2008      1.182          0.774             1,222

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180                --
                                                       2006      1.076          1.139           100,618

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.057          1.081            29,456
                                                       2008      1.083          1.057            31,463
                                                       2007      1.060          1.083            51,806
                                                       2006      1.028          1.060            66,145

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.983          0.990                --
                                                       2005      0.977          0.983           135,974
                                                       2004      0.989          0.977                --
                                                       2003      1.000          0.989                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.105          1.165                --
                                                       2005      1.068          1.105                --
                                                       2004      1.000          1.068                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           373,655
                                                       2005      1.110          1.109           417,778
                                                       2004      1.042          1.110           367,544
                                                       2003      1.000          1.042           113,385

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.161          1.197                --
                                                       2008      1.132          1.161         1,129,872
                                                       2007      1.064          1.132         1,339,136
                                                       2006      1.048          1.064         1,671,139
                                                       2005      1.046          1.048         1,914,461
                                                       2004      1.019          1.046         1,945,063
                                                       2003      1.000          1.019         1,312,100

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.144          2.316                --
                                                       2006      1.716          2.144            70,497
                                                       2005      1.563          1.716            47,285
                                                       2004      1.375          1.563            47,541
                                                       2003      1.000          1.375            94,637

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.286          2.437                --
                                                       2006      1.993          2.286           146,899
                                                       2005      1.903          1.993           120,299
                                                       2004      1.541          1.903           101,682
                                                       2003      1.000          1.541            74,439

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.393          1.480                --
                                                       2005      1.309          1.393            79,708
                                                       2004      1.257          1.309            83,744
                                                       2003      1.000          1.257            87,325

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.218          1.296                --
                                                       2005      1.241          1.218            58,098
                                                       2004      1.193          1.241                --
                                                       2003      1.000          1.193                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.686          1.838                --
                                                       2005      1.533          1.686            10,331
                                                       2004      1.346          1.533                --
                                                       2003      1.000          1.346                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.448          1.518                --
                                                       2005      1.416          1.448           444,594
                                                       2004      1.318          1.416           219,694
                                                       2003      1.000          1.318           126,336

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.251          1.280                --
                                                       2005      1.247          1.251             9,017
                                                       2004      1.155          1.247                --
                                                       2003      1.000          1.155                --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.437          1.486                --
                                                       2005      1.395          1.437                --
                                                       2004      1.290          1.395                --
                                                       2003      1.000          1.290                --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.354          1.393                --
                                                       2005      1.274          1.354           111,115
                                                       2004      1.222          1.274            81,402
                                                       2003      1.000          1.222            13,476

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.007          1.009                --
                                                       2005      1.000          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071                --
                                                       2005      1.000          1.036           262,955

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092                --
                                                       2005      1.000          1.049           249,318

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040                --
                                                       2005      1.000          1.022           159,528

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.506          1.596                --
                                                       2005      1.374          1.506           854,085
                                                       2004      1.212          1.374            26,955
                                                       2003      1.000          1.212            25,929

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.481          1.564                --
                                                       2005      1.469          1.481            19,350
                                                       2004      1.316          1.469                --
                                                       2003      1.000          1.316                --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.281          1.320                --
                                                       2005      1.272          1.281         1,869,005
                                                       2004      1.167          1.272         1,202,054
                                                       2003      1.000          1.167           861,319

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163           407,188
                                                       2004      1.000          1.116            44,093

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.604          1.839                --
                                                       2005      1.497          1.604           141,407
                                                       2004      1.322          1.497           105,467
                                                       2003      1.000          1.322            43,023

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            29,935
                                                       2004      1.210          1.316            42,752
                                                       2003      1.000          1.210            19,456

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051                --
                                                       2005      1.000          1.000                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114                --
                                                       2005      1.090          1.105           387,357
                                                       2004      1.000          1.090           182,047

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.033          1.022                --
                                                       2005      1.039          1.033            21,339
                                                       2004      1.029          1.039                --
                                                       2003      1.000          1.029                --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.365          1.421                --
                                                       2005      1.367          1.365            92,832
                                                       2004      1.268          1.367            90,905
                                                       2003      1.000          1.268            15,532

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229                --
                                                       2005      1.000          1.070             5,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120                --
                                                       2005      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028                --
                                                       2005      1.047          1.068            65,379
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2009      1.044          1.010                --
                                                       2008      1.662          1.044           643,320
                                                       2007      1.740          1.662           673,354
                                                       2006      1.533          1.740           964,429
                                                       2005      1.505          1.533           944,928
                                                       2004      1.310          1.505                --
                                                       2003      1.000          1.310                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2009      0.840          0.859                --
                                                       2008      1.508          0.840                --
                                                       2007      1.371          1.508                --
                                                       2006      1.313          1.371                --
                                                       2005      1.244          1.313                --
                                                       2004      1.225          1.244                --
                                                       2003      1.000          1.225                --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.415          1.374               --
                                                       2005      1.261          1.415            2,292
                                                       2004      1.191          1.261            6,311
                                                       2003      1.000          1.191               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.345          1.870           19,582
                                                       2008      2.234          1.345           13,197
                                                       2007      1.991          2.234           26,358
                                                       2006      1.691          1.991           29,324
                                                       2005      1.517          1.691           28,702
                                                       2004      1.368          1.517          131,212
                                                       2003      1.000          1.368           70,473

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.087          1.482          170,468
                                                       2008      1.986          1.087          178,936
                                                       2007      1.809          1.986          280,855
                                                       2006      1.680          1.809          405,356
                                                       2005      1.479          1.680          559,674
                                                       2004      1.345          1.479          677,379
                                                       2003      1.000          1.345          157,015

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.031          1.322          157,995
                                                       2008      1.697          1.031          126,018
                                                       2007      1.653          1.697          158,242
                                                       2006      1.468          1.653          249,397
                                                       2005      1.420          1.468          344,103
                                                       2004      1.316          1.420          460,281
                                                       2003      1.000          1.316           81,149

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.665          1.644               --
                                                       2005      1.442          1.665           90,619
                                                       2004      1.234          1.442           53,823
                                                       2003      1.000          1.234           19,499

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.743          2.259               --
                                                       2005      1.664          1.743           98,832
                                                       2004      1.296          1.664          226,172
                                                       2003      1.000          1.296           50,725

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.507          1.439               --
                                                       2007      1.440          1.507               --
                                                       2006      1.265          1.440               --
                                                       2005      1.240          1.265               --
                                                       2004      1.208          1.240           19,367
                                                       2003      1.000          1.208               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.312          1.236               --
                                                       2007      1.510          1.312           10,983
                                                       2006      1.489          1.510           21,365
                                                       2005      1.440          1.489           28,775
                                                       2004      1.323          1.440           18,717
                                                       2003      1.000          1.323               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.400               --
                                                       2005      1.198          1.290          111,152
                                                       2004      1.073          1.198           52,833
                                                       2003      1.000          1.073            4,763

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.431               --
                                                       2005      1.196          1.287           94,906
                                                       2004      1.067          1.196           90,336
                                                       2003      1.000          1.067            4,732

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2009      1.141          1.511            7,107
                                                       2008      2.037          1.141           31,983
                                                       2007      1.778          2.037           31,376
                                                       2006      1.632          1.778           73,544
                                                       2005      1.432          1.632           97,421
                                                       2004      1.272          1.432           95,065
                                                       2003      1.000          1.272           16,472

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2009      0.968          1.285               --
                                                       2008      1.689          0.968               --
                                                       2007      1.620          1.689               --
                                                       2006      1.456          1.620               --
                                                       2005      1.234          1.456           21,092
                                                       2004      1.247          1.234           22,650
                                                       2003      1.000          1.247           48,137

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.475          2.015           17,882
                                                       2008      2.500          1.475           28,046
                                                       2007      2.218          2.500           28,542
                                                       2006      2.019          2.218           76,871
                                                       2005      1.751          2.019          100,982
                                                       2004      1.437          1.751          217,762
                                                       2003      1.000          1.437           47,036

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.497          1.732               --
                                                       2005      1.386          1.497           36,572
                                                       2004      1.259          1.386           46,862
                                                       2003      1.000          1.259           39,638

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.442          3.124               --
                                                       2007      2.735          3.442           34,521
                                                       2006      2.185          2.735           79,491
                                                       2005      1.754          2.185           92,015
                                                       2004      1.439          1.754          193,608
                                                       2003      1.000          1.439           41,587

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.364          1.827           11,057
                                                       2008      2.341          1.364           22,650
                                                       2007      2.075          2.341           70,612
                                                       2006      1.748          2.075          121,961
                                                       2005      1.624          1.748          127,473
                                                       2004      1.402          1.624           29,189
                                                       2003      1.000          1.402               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.661          1.977               --
                                                       2005      1.561          1.661           88,609
                                                       2004      1.377          1.561           75,845
                                                       2003      1.000          1.377           14,426

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.053          1.074               --
                                                       2005      1.063          1.053           10,946
                                                       2004      1.000          1.063           10,946

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.245          1.283               --
                                                       2005      1.183          1.245           27,987
                                                       2004      1.118          1.183          139,054
                                                       2003      1.000          1.118           25,700

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2009      1.259          1.546               --
                                                       2008      1.815          1.259               --
                                                       2007      1.526          1.815            5,598
                                                       2006      1.468          1.526            5,598
                                                       2005      1.338          1.468           80,672
                                                       2004      1.198          1.338           82,466
                                                       2003      1.000          1.198               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2009      1.045          1.602               --
                                                       2008      1.909          1.045               --
                                                       2007      1.605          1.909            5,610
                                                       2006      1.523          1.605            5,610
                                                       2005      1.397          1.523           46,205
                                                       2004      1.421          1.397           46,205
                                                       2003      1.000          1.421               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/03).............................................  2008      1.668          0.900               --
                                                       2007      1.561          1.668               --
                                                       2006      1.354          1.561               --
                                                       2005      1.313          1.354               --
                                                       2004      1.285          1.313               --
                                                       2003      1.000          1.285               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.515          1.690               --
                                                       2005      1.491          1.515           28,495
                                                       2004      1.328          1.491           18,355
                                                       2003      1.000          1.328               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.934          1.228           27,536
                                                       2008      1.604          0.934           32,597
                                                       2007      1.671          1.604           32,597

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.085          1.295           15,245
                                                       2008      1.571          1.085           15,245
                                                       2007      1.525          1.571           20,956

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      1.064          1.346           26,913
                                                       2008      1.718          1.064           31,655
                                                       2007      1.802          1.718           31,101

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.097          1.335               --
                                                       2008      1.744          1.097               --
                                                       2007      1.718          1.744               --
                                                       2006      1.486          1.718               --
                                                       2005      1.427          1.486               --
                                                       2004      1.323          1.427               --
                                                       2003      1.000          1.323               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.896          1.247            4,398
                                                       2008      1.463          0.896           31,367
                                                       2007      1.468          1.463           31,367

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.208          1.686            7,423
                                                       2008      2.085          1.208           13,112
                                                       2007      1.940          2.085           17,967
                                                       2006      1.760          1.940           17,684
                                                       2005      1.717          1.760           17,725
                                                       2004      1.526          1.717          128,631
                                                       2003      1.000          1.526           38,622

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.974          0.946               --
                                                       2008      1.594          0.974           14,575
                                                       2007      1.555          1.594           25,755
                                                       2006      1.382          1.555           35,047
                                                       2005      1.357          1.382          212,765
                                                       2004      1.259          1.357          239,525
                                                       2003      1.000          1.259           39,527

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.916          1.099               --
                                                       2008      1.253          0.916               --
                                                       2007      1.156          1.253               --
                                                       2006      1.098          1.156               --
                                                       2005      1.077          1.098               --
                                                       2004      1.000          1.077               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.765          0.878          138,129
                                                       2008      0.993          0.765          198,080
                                                       2007      1.003          0.993          202,073
                                                       2006      0.986          1.003          230,534
                                                       2005      0.985          0.986          692,583
                                                       2004      0.997          0.985          866,902
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.740          1.822               --
                                                       2006      1.508          1.740           58,497
                                                       2005      1.483          1.508           56,293
                                                       2004      1.401          1.483          178,085
                                                       2003      1.000          1.401           42,336

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.422          1.478               --
                                                       2006      1.396          1.422            5,011
                                                       2005      1.357          1.396            5,011
                                                       2004      1.382          1.357            5,011
                                                       2003      1.000          1.382            5,011

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.657          1.712               --
                                                       2006      1.527          1.657               --
                                                       2005      1.422          1.527               --
                                                       2004      1.333          1.422            1,689
                                                       2003      1.000          1.333               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.511          1.575               --
                                                       2006      1.376          1.511           10,819
                                                       2005      1.358          1.376           10,819
                                                       2004      1.283          1.358           10,819
                                                       2003      1.000          1.283           11,844

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.575          1.633               --
                                                       2006      1.374          1.575          300,063
                                                       2005      1.362          1.374          382,643
                                                       2004      1.237          1.362          481,079
                                                       2003      1.000          1.237          109,832

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.761          1.936               --
                                                       2006      1.605          1.761          184,571
                                                       2005      1.518          1.605          244,617
                                                       2004      1.252          1.518          319,073
                                                       2003      1.000          1.252           61,174

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.088          1.120               --
                                                       2005      1.072          1.088               --
                                                       2004      1.000          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.800          1.731               --
                                                       2007      1.737          1.800               --
                                                       2006      1.833          1.737               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.997          1.436           27,076
                                                       2008      1.345          0.997           27,399
                                                       2007      1.339          1.345           30,947
                                                       2006      1.276          1.339           21,119

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.677          1.754               --
                                                       2006      1.591          1.677           36,191

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.069          1.245               (0)
                                                       2008      1.744          1.069            6,714
                                                       2007      1.739          1.744           36,840

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.762           52,147
                                                       2008      1.011          0.577           55,858
                                                       2007      1.214          1.011           57,351
                                                       2006      1.003          1.214          118,481

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.840          1.060               --
                                                       2008      1.149          0.840               --
                                                       2007      1.188          1.149               --
                                                       2006      1.120          1.188               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.129          1.715           10,083
                                                       2008      1.948          1.129           23,354
                                                       2007      2.011          1.948           21,698
                                                       2006      1.834          2.011           44,176

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.215          1.701           16,435
                                                       2008      2.139          1.215           54,249
                                                       2007      1.678          2.139           63,129
                                                       2006      1.644          1.678           93,234

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.637          0.851               --
                                                       2008      1.056          0.637               --
                                                       2007      1.198          1.056               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.894          0.882               --
                                                       2008      1.224          0.894               --
                                                       2007      1.178          1.224               --
                                                       2006      1.120          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.122          1.503           29,376
                                                       2008      1.407          1.122           79,617
                                                       2007      1.348          1.407           91,114
                                                       2006      1.292          1.348          153,104

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.675          0.781           32,219

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.776          197,372
                                                       2008      1.049          0.627          229,647
                                                       2007      1.067          1.049          218,969
                                                       2006      0.970          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.889          0.843               --
                                                       2008      1.587          0.889               --
                                                       2007      1.451          1.587               --
                                                       2006      1.476          1.451            9,245

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.793          1.039               --
                                                       2008      1.321          0.793               --
                                                       2007      1.213          1.321               --
                                                       2006      1.228          1.213               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.426          2.355           25,396
                                                       2008      3.129          1.426           29,618

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.351          1.737               --
                                                       2008      2.398          1.351               --
                                                       2007      2.294          2.398               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.070          1.237          128,958
                                                       2008      1.172          1.070          119,448
                                                       2007      1.112          1.172          136,279

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.193          1.323          130,773

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.038          1.257               --
                                                       2008      1.582          1.038               --
                                                       2007      1.542          1.582               --
                                                       2006      1.440          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.211               --
                                                       2006      1.050          1.100               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.042          1.355           14,388
                                                       2008      1.195          1.042           10,809
                                                       2007      1.146          1.195           78,631
                                                       2006      1.112          1.146           24,380

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.822           35,277
                                                       2008      0.970          0.665           42,379
                                                       2007      1.024          0.970           52,320
                                                       2006      1.003          1.024          135,952

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.038          1.290           48,994

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.945          1.378              587
                                                       2008      1.783          0.945              630
                                                       2007      1.515          1.783              684
                                                       2006      1.559          1.515              685

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.032          1.105          155,823
                                                       2008      1.094          1.032          159,354
                                                       2007      1.053          1.094          215,554
                                                       2006      1.019          1.053          234,134

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.896          1.035               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.866          1.086               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.037          1.017               (0)
                                                       2008      1.031          1.037          167,532
                                                       2007      1.004          1.031          194,723
                                                       2006      0.987          1.004          221,988

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.881          1.136               --
                                                       2008      1.433          0.881               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.767          0.799               --
                                                       2008      1.423          0.767               --
                                                       2007      1.401          1.423               --
                                                       2006      1.389          1.401           10,420

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.937          1.114           19,468
                                                       2008      1.572          0.937           43,948
                                                       2007      1.545          1.572           54,513
                                                       2006      1.513          1.545          110,104

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.620          0.796           10,565
                                                       2008      1.065          0.620           12,304
                                                       2007      1.055          1.065           10,510
                                                       2006      1.002          1.055           10,908

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.819          0.990          102,619
                                                       2008      1.070          0.819           28,452
                                                       2007      1.044          1.070           33,150
                                                       2006      1.002          1.044           32,152

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.856           29,449
                                                       2008      1.070          0.678           33,988
                                                       2007      1.054          1.070           31,945
                                                       2006      1.002          1.054           32,457

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.714          0.874           33,328
                                                       2009      1.099          0.714               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.082          1.252          165,009
                                                       2008      1.425          1.082          254,624
                                                       2007      1.400          1.425          246,852
                                                       2006      1.316          1.400          307,140

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.041          1.229               --
                                                       2008      1.447          1.041               --
                                                       2007      1.376          1.447           70,697
                                                       2006      1.251          1.376          146,262

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.631          0.862           86,474
                                                       2008      1.025          0.631           86,817
                                                       2008      1.086          1.025          130,102
                                                       2007      1.046          1.086          136,152
                                                       2006      0.996          1.046          296,695

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.643          0.899            4,410
                                                       2008      1.135          0.643            4,410
                                                       2007      1.064          1.135            3,263
                                                       2006      0.998          1.064            3,401

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.770          1.043            7,529
                                                       2008      1.176          0.770           11,118

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.136          1.177               --
                                                       2006      1.074          1.136           10,946

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.052          1.075           44,057
                                                       2008      1.079          1.052           47,753
                                                       2007      1.057          1.079           63,770
                                                       2006      1.026          1.057           80,431

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.981          0.987               --
                                                       2005      0.975          0.981          154,692
                                                       2004      0.988          0.975          641,986
                                                       2003      1.000          0.988               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.103          1.163               --
                                                       2005      1.067          1.103            2,668
                                                       2004      1.000          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.108               --
                                                       2006      1.106          1.088          131,476
                                                       2005      1.109          1.106          133,270
                                                       2004      1.042          1.109          135,138
                                                       2003      1.000          1.042          103,321

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.154          1.190               --
                                                       2008      1.127          1.154          278,296
                                                       2007      1.060          1.127          251,117
                                                       2006      1.045          1.060          297,727
                                                       2005      1.044          1.045          308,404
                                                       2004      1.018          1.044          220,658
                                                       2003      1.000          1.018            5,867

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.135          2.307               --
                                                       2006      1.711          2.135               --
                                                       2005      1.560          1.711               --
                                                       2004      1.374          1.560               --
                                                       2003      1.000          1.374               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.278          2.427               --
                                                       2006      1.987          2.278               --
                                                       2005      1.900          1.987           36,298
                                                       2004      1.540          1.900           32,258
                                                       2003      1.000          1.540               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.389          1.476               --
                                                       2005      1.307          1.389            9,245
                                                       2004      1.256          1.307           11,840
                                                       2003      1.000          1.256           13,759

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.215          1.292               --
                                                       2005      1.239          1.215          299,195
                                                       2004      1.192          1.239          473,603
                                                       2003      1.000          1.192           49,155

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.682          1.833               --
                                                       2005      1.531          1.682               --
                                                       2004      1.345          1.531            1,627
                                                       2003      1.000          1.345               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.444          1.513               --
                                                       2005      1.414          1.444          109,508
                                                       2004      1.317          1.414           86,240
                                                       2003      1.000          1.317           30,590

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.248          1.276               --
                                                       2005      1.245          1.248           27,690
                                                       2004      1.154          1.245           23,241
                                                       2003      1.000          1.154            5,848

  Travelers Federated Stock Subaccount (3/03)........  2006      1.433          1.481               --
                                                       2005      1.393          1.433            2,334
                                                       2004      1.289          1.393               --
                                                       2003      1.000          1.289               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.351          1.389               --
                                                       2005      1.271          1.351           10,315
                                                       2004      1.221          1.271            5,460
                                                       2003      1.000          1.221            5,460

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025            6,807

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.008               --
                                                       2005      1.000          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.070               --
                                                       2005      1.000          1.036               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091               --
                                                       2005      1.000          1.048           19,861

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.039               --
                                                       2005      1.000          1.022           20,233

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.502          1.591               --
                                                       2005      1.371          1.502           37,559
                                                       2004      1.211          1.371           15,693
                                                       2003      1.000          1.211               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.477          1.559               --
                                                       2005      1.466          1.477               45
                                                       2004      1.315          1.466            8,152
                                                       2003      1.000          1.315               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.278          1.316               --
                                                       2005      1.270          1.278          294,264
                                                       2004      1.166          1.270          176,349
                                                       2003      1.000          1.166           44,345

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.251               --
                                                       2005      1.115          1.161          164,689
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.600          1.834               --
                                                       2005      1.495          1.600           56,049
                                                       2004      1.321          1.495           36,806
                                                       2003      1.000          1.321               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.361          1.440               --
                                                       2005      1.314          1.361               --
                                                       2004      1.210          1.314               --
                                                       2003      1.000          1.210               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050               --
                                                       2005      1.000          1.000               --

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    PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.103          1.112               --
                                                       2005      1.089          1.103           30,385
                                                       2004      1.000          1.089           13,032

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.031          1.019               --
                                                       2005      1.037          1.031          232,429
                                                       2004      1.028          1.037          175,271
                                                       2003      1.000          1.028           56,679

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.361          1.417               --
                                                       2005      1.365          1.361               --
                                                       2004      1.267          1.365               --
                                                       2003      1.000          1.267            4,410

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.120               --
                                                       2005      1.000          0.978               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.067          1.026               --
                                                       2005      1.046          1.067           79,642
                                                       2004      1.000          1.046           30,079

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2009      1.038          1.302               --
                                                       2008      1.654          1.038           62,600
                                                       2007      1.733          1.654           66,594
                                                       2006      1.528          1.733           75,894
                                                       2005      1.502          1.528           79,888
                                                       2004      1.309          1.502           58,130
                                                       2003      1.000          1.309           21,138

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2009      0.835          0.854               --
                                                       2008      1.501          0.835               --
                                                       2007      1.366          1.501               --
                                                       2006      1.309          1.366               --
                                                       2005      1.242          1.309               --
                                                       2004      1.224          1.242               --
                                                       2003      1.000          1.224               --

          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.226          1.190             --
                                                       2005      1.093          1.226             --
                                                       2004      1.033          1.093             --
                                                       2003      1.000          1.033             --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.044          1.451             --
                                                       2008      1.735          1.044             --
                                                       2007      1.547          1.735             --
                                                       2006      1.315          1.547             --
                                                       2005      1.180          1.315             --
                                                       2004      1.064          1.180             --
                                                       2003      1.000          1.064             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      0.841          1.146             --
                                                       2008      1.537          0.841             --
                                                       2007      1.401          1.537             --
                                                       2006      1.301          1.401             --
                                                       2005      1.146          1.301             --
                                                       2004      1.043          1.146             --
                                                       2003      1.000          1.043             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      0.829          1.063             --
                                                       2008      1.366          0.829             --
                                                       2007      1.332          1.366             --
                                                       2006      1.183          1.332             --
                                                       2005      1.145          1.183             --
                                                       2004      1.062          1.145             --
                                                       2003      1.000          1.062             --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.426          1.407             --
                                                       2005      1.235          1.426             --
                                                       2004      1.058          1.235             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.414          1.832             --
                                                       2005      1.351          1.414             --
                                                       2004      1.052          1.351             --
                                                       2003      1.000          1.052             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.319          1.259             --
                                                       2007      1.260          1.319             --
                                                       2006      1.108          1.260             --
                                                       2005      1.086          1.108             --
                                                       2004      1.059          1.086             --
                                                       2003      1.000          1.059             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.027          0.967             --
                                                       2007      1.182          1.027             --
                                                       2006      1.167          1.182             --
                                                       2005      1.129          1.167             --
                                                       2004      1.038          1.129             --
                                                       2003      1.000          1.038             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398             --
                                                       2005      1.197          1.289             --
                                                       2004      1.073          1.197             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430             --
                                                       2005      1.195          1.286             --
                                                       2004      1.066          1.195             --
                                                       2003      1.000          1.066             --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2009      0.937          1.239             --
                                                       2008      1.674          0.937             --
                                                       2007      1.461          1.674             --
                                                       2006      1.342          1.461             --
                                                       2005      1.178          1.342             --
                                                       2004      1.047          1.178             --
                                                       2003      1.000          1.047             --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2009      0.809          1.072             --
                                                       2008      1.411          0.809             --
                                                       2007      1.354          1.411             --
                                                       2006      1.218          1.354             --
                                                       2005      1.033          1.218             --
                                                       2004      1.044          1.033             --
                                                       2003      1.000          1.044             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.105          1.509             --
                                                       2008      1.874          1.105             --
                                                       2007      1.663          1.874             --
                                                       2006      1.515          1.663             --
                                                       2005      1.314          1.515             --
                                                       2004      1.079          1.314             --
                                                       2003      1.000          1.079             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.252          1.448             --
                                                       2005      1.160          1.252             --
                                                       2004      1.054          1.160             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.583          1.193             --
                                                       2007      2.053          2.583             --
                                                       2006      1.641          2.053             --
                                                       2005      1.318          1.641             --
                                                       2004      1.082          1.318             --
                                                       2003      1.000          1.082             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.034          1.384             --
                                                       2008      1.776          1.034             --
                                                       2007      1.575          1.776             --
                                                       2006      1.328          1.575             --
                                                       2005      1.234          1.328             --
                                                       2004      1.066          1.234             --
                                                       2003      1.000          1.066             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.299          1.545             --
                                                       2005      1.221          1.299             --
                                                       2004      1.078          1.221             --
                                                       2003      1.000          1.078             --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073             --
                                                       2005      1.063          1.052             --
                                                       2004      1.000          1.063             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.151          1.186             --
                                                       2005      1.094          1.151             --
                                                       2004      1.035          1.094             --
                                                       2003      1.000          1.035             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2009      1.146          1.406             --
                                                       2008      1.653          1.146             --
                                                       2007      1.391          1.653             --
                                                       2006      1.339          1.391             --
                                                       2005      1.220          1.339             --
                                                       2004      1.094          1.220             --
                                                       2003      1.000          1.094             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2009      0.737          1.130             --
                                                       2008      1.347          0.737             --
                                                       2007      1.133          1.347             --
                                                       2006      1.076          1.133             --
                                                       2005      0.987          1.076             --
                                                       2004      1.005          0.987             --
                                                       2003      1.000          1.005             --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/03).............................................  2008      1.372          0.740             --
                                                       2007      1.285          1.372             --
                                                       2006      1.115          1.285             --
                                                       2005      1.082          1.115             --
                                                       2004      1.059          1.082             --
                                                       2003      1.000          1.059             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.195          1.332             --
                                                       2005      1.176          1.195             --
                                                       2004      1.048          1.176             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.772          1.014             --
                                                       2008      1.326          0.772             --
                                                       2007      1.382          1.326             --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.940          1.121             --
                                                       2008      1.361          0.940             --
                                                       2007      1.322          1.361             --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.807          1.020             --
                                                       2008      1.304          0.807             --
                                                       2007      1.368          1.304             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      0.885          1.077             --
                                                       2008      1.408          0.885             --
                                                       2007      1.387          1.408             --
                                                       2006      1.201          1.387             --
                                                       2005      1.154          1.201             --
                                                       2004      1.071          1.154             --
                                                       2003      1.000          1.071             --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.676          0.940             --
                                                       2008      1.103          0.676             --
                                                       2007      1.107          1.103             --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.830          1.157             --
                                                       2008      1.433          0.830             --
                                                       2007      1.334          1.433             --
                                                       2006      1.211          1.334             --
                                                       2005      1.182          1.211             --
                                                       2004      1.051          1.182             --
                                                       2003      1.000          1.051             --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.818          0.794             --
                                                       2008      1.340          0.818             --
                                                       2007      1.307          1.340             --
                                                       2006      1.162          1.307             --
                                                       2005      1.142          1.162             --
                                                       2004      1.060          1.142             --
                                                       2003      1.000          1.060             --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.914          1.096             --
                                                       2008      1.251          0.914             --
                                                       2007      1.155          1.251             --
                                                       2006      1.098          1.155             --
                                                       2005      1.076          1.098             --
                                                       2004      1.000          1.076             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.765          0.877             --
                                                       2008      0.994          0.765             --
                                                       2007      1.004          0.994             --
                                                       2006      0.987          1.004             --
                                                       2005      0.987          0.987             --
                                                       2004      0.999          0.987             --
                                                       2003      1.000          0.999             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.323          1.384             --
                                                       2006      1.146          1.323             --
                                                       2005      1.128          1.146             --
                                                       2004      1.066          1.128             --
                                                       2003      1.000          1.066             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.070          1.112             --
                                                       2006      1.051          1.070             --
                                                       2005      1.022          1.051             --
                                                       2004      1.041          1.022             --
                                                       2003      1.000          1.041             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.326          1.369             --
                                                       2006      1.222          1.326             --
                                                       2005      1.138          1.222             --
                                                       2004      1.068          1.138             --
                                                       2003      1.000          1.068             --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.253          1.305             --
                                                       2006      1.141          1.253             --
                                                       2005      1.127          1.141             --
                                                       2004      1.065          1.127             --
                                                       2003      1.000          1.065             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.368          1.418             --
                                                       2006      1.194          1.368             --
                                                       2005      1.184          1.194             --
                                                       2004      1.076          1.184             --
                                                       2003      1.000          1.076             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.515          1.665             --
                                                       2006      1.382          1.515             --
                                                       2005      1.307          1.382             --
                                                       2004      1.079          1.307             --
                                                       2003      1.000          1.079             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119             --
                                                       2005      1.071          1.087             --
                                                       2004      1.000          1.071             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.385          1.331             --
                                                       2007      1.337          1.385             --
                                                       2006      1.411          1.337             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.883          1.271             --
                                                       2008      1.192          0.883             --
                                                       2007      1.187          1.192             --
                                                       2006      1.132          1.187             --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.436          1.502             --
                                                       2006      1.363          1.436             --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.914          1.065             --
                                                       2008      1.493          0.914             --
                                                       2007      1.489          1.493             --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.761             --
                                                       2008      1.010          0.577             --
                                                       2007      1.214          1.010             --
                                                       2006      1.003          1.214             --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.838          1.057             --
                                                       2008      1.148          0.838             --
                                                       2007      1.187          1.148             --
                                                       2006      1.119          1.187             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.920          1.397             --
                                                       2008      1.589          0.920             --
                                                       2007      1.641          1.589             --
                                                       2006      1.497          1.641             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.039          1.453             --
                                                       2008      1.829          1.039             --
                                                       2007      1.436          1.829             --
                                                       2006      1.407          1.436             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.636          0.849             --
                                                       2008      1.055          0.636             --
                                                       2007      1.197          1.055             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.892          0.880             --
                                                       2008      1.222          0.892             --
                                                       2007      1.176          1.222             --
                                                       2006      1.119          1.176             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      0.980          1.312             --
                                                       2008      1.229          0.980             --
                                                       2007      1.178          1.229             --
                                                       2006      1.130          1.178             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.678          0.784             --
                                                       2008      1.089          0.678             --
                                                       2007      1.072          1.089             --
                                                       2006      1.001          1.072             --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.774             --
                                                       2008      1.048          0.627             --
                                                       2007      1.067          1.048             --
                                                       2006      0.970          1.067             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.734          0.696             --
                                                       2008      1.310          0.734             --
                                                       2007      1.199          1.310             --
                                                       2006      1.220          1.199             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.791          1.037             --
                                                       2008      1.319          0.791             --
                                                       2007      1.213          1.319             --
                                                       2006      1.228          1.213             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.070          1.766             --
                                                       2008      2.347          1.070             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.073          1.378             --
                                                       2008      1.905          1.073             --
                                                       2007      1.824          1.905             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.039          1.201             --
                                                       2008      1.139          1.039             --
                                                       2007      1.081          1.139             --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.273          1.412             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.907          1.098             --
                                                       2008      1.383          0.907             --
                                                       2007      1.348          1.383             --
                                                       2006      1.260          1.348             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.099          1.210             --
                                                       2006      1.049          1.099             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.040          1.351             --
                                                       2008      1.192          1.040             --
                                                       2007      1.145          1.192             --
                                                       2006      1.111          1.145             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.821             --
                                                       2008      0.970          0.665             --
                                                       2007      1.024          0.970             --
                                                       2006      1.003          1.024             --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.853          1.059             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.730          1.065             --
                                                       2008      1.378          0.730             --
                                                       2007      1.172          1.378             --
                                                       2006      1.207          1.172             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.018          1.088             --
                                                       2008      1.079          1.018             --
                                                       2007      1.039          1.079             --
                                                       2006      1.006          1.039             --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.894          1.032             --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.715          0.896             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.024             --
                                                       2008      1.039          1.044             --
                                                       2007      1.013          1.039             --
                                                       2006      0.996          1.013             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.770          0.993             --
                                                       2008      1.254          0.770             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.660          0.687             --
                                                       2008      1.224          0.660             --
                                                       2007      1.206          1.224             --
                                                       2006      1.196          1.206             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.752          0.894             --
                                                       2008      1.262          0.752             --
                                                       2007      1.242          1.262             --
                                                       2006      1.217          1.242             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.619          0.795             --
                                                       2008      1.064          0.619             --
                                                       2007      1.055          1.064             --
                                                       2006      1.002          1.055             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.894          1.053             --
                                                       2008      1.070          0.894             --
                                                       2007      1.037          1.070             --
                                                       2006      1.001          1.037             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.818          0.989             --
                                                       2008      1.069          0.818             --
                                                       2007      1.044          1.069             --
                                                       2006      1.002          1.044             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.745          0.921             --
                                                       2008      1.069          0.745             --
                                                       2007      1.049          1.069             --
                                                       2006      1.002          1.049             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.854             --
                                                       2008      1.069          0.678             --
                                                       2007      1.054          1.069             --
                                                       2006      1.002          1.054             --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.713          0.873             --
                                                       2009      1.098          0.713             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.973          1.125             --
                                                       2008      1.283          0.973             --
                                                       2007      1.261          1.283             --
                                                       2006      1.185          1.261             --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.036          1.222             --
                                                       2008      1.445          1.036             --
                                                       2007      1.374          1.445             --
                                                       2006      1.250          1.374             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.630          0.861             --
                                                       2008      1.024          0.630             --
                                                       2008      1.085          1.024             --
                                                       2007      1.046          1.085             --
                                                       2006      0.996          1.046             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.642          0.897             --
                                                       2008      1.134          0.642             --
                                                       2007      1.063          1.134             --
                                                       2006      0.998          1.063             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.684          0.926             --
                                                       2008      1.046          0.684             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175             --
                                                       2006      1.073          1.134             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.050          1.072             --
                                                       2008      1.077          1.050             --
                                                       2007      1.055          1.077             --
                                                       2006      1.025          1.055             --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.989          0.996             --
                                                       2005      0.984          0.989             --
                                                       2004      0.998          0.984             --
                                                       2003      1.000          0.998             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.162             --
                                                       2005      1.067          1.102             --
                                                       2004      1.000          1.067             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.058          1.077             --
                                                       2006      1.076          1.058             --
                                                       2005      1.079          1.076             --
                                                       2004      1.014          1.079             --
                                                       2003      1.000          1.014             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.147          1.278             --
                                                       2008      1.121          1.147             --
                                                       2007      1.055          1.121             --
                                                       2006      1.040          1.055             --
                                                       2005      1.040          1.040             --
                                                       2004      1.015          1.040             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.698          1.833             --
                                                       2006      1.361          1.698             --
                                                       2005      1.241          1.361             --
                                                       2004      1.094          1.241             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.593          1.696             --
                                                       2006      1.390          1.593             --
                                                       2005      1.329          1.390             --
                                                       2004      1.078          1.329             --
                                                       2003      1.000          1.078             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.148          1.220             --
                                                       2005      1.081          1.148             --
                                                       2004      1.039          1.081             --
                                                       2003      1.000          1.039             --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.063          1.130             --
                                                       2005      1.084          1.063             --
                                                       2004      1.044          1.084             --
                                                       2003      1.000          1.044             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.295          1.411             --
                                                       2005      1.179          1.295             --
                                                       2004      1.037          1.179             --
                                                       2003      1.000          1.037             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.161          1.217             --
                                                       2005      1.137          1.161             --
                                                       2004      1.060          1.137             --
                                                       2003      1.000          1.060             --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.107          1.132             --
                                                       2005      1.105          1.107             --
                                                       2004      1.025          1.105             --
                                                       2003      1.000          1.025             --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.200          1.240             --
                                                       2005      1.167          1.200             --
                                                       2004      1.080          1.167             --
                                                       2003      1.000          1.080             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.163          1.196             --
                                                       2005      1.096          1.163             --
                                                       2004      1.053          1.096             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087             --
                                                       2005      1.000          1.025             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.007             --
                                                       2005      1.000          1.006             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.070             --
                                                       2005      1.000          1.035             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091             --
                                                       2005      1.000          1.048             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.039             --
                                                       2005      1.000          1.021             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.287          1.363             --
                                                       2005      1.176          1.287             --
                                                       2004      1.039          1.176             --
                                                       2003      1.000          1.039             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.143          1.207             --
                                                       2005      1.136          1.143             --
                                                       2004      1.019          1.136             --
                                                       2003      1.000          1.019             --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.151          1.185             --
                                                       2005      1.145          1.151             --
                                                       2004      1.051          1.145             --
                                                       2003      1.000          1.051             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250             --
                                                       2005      1.115          1.160             --
                                                       2004      1.000          1.115             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.306          1.497             --
                                                       2005      1.221          1.306             --
                                                       2004      1.080          1.221             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.191          1.260             --
                                                       2005      1.150          1.191             --
                                                       2004      1.059          1.150             --
                                                       2003      1.000          1.059             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049             --
                                                       2005      1.000          0.999             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111             --
                                                       2005      1.089          1.102             --
                                                       2004      1.000          1.089             --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.017          1.006             --
                                                       2005      1.025          1.017             --
                                                       2004      1.016          1.025             --
                                                       2003      1.000          1.016             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.145          1.192             --
                                                       2005      1.149          1.145             --
                                                       2004      1.067          1.149             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228             --
                                                       2005      1.000          1.069             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119             --
                                                       2005      1.000          0.978             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025             --
                                                       2005      1.046          1.066             --
                                                       2004      1.000          1.046             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2009      0.853          1.070             --
                                                       2008      1.360          0.853             --
                                                       2007      1.426          1.360             --
                                                       2006      1.258          1.426             --
                                                       2005      1.237          1.258             --
                                                       2004      1.078          1.237             --
                                                       2003      1.000          1.078             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2009      0.707          0.723             --
                                                       2008      1.271          0.707             --
                                                       2007      1.157          1.271             --
                                                       2006      1.110          1.157             --
                                                       2005      1.053          1.110             --
                                                       2004      1.039          1.053             --
                                                       2003      1.000          1.039             --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.411          1.369               --
                                                       2005      1.258          1.411           53,453
                                                       2004      1.190          1.258           53,453
                                                       2003      1.000          1.190               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.337          1.858          280,064
                                                       2008      2.223          1.337          299,262
                                                       2007      1.983          2.223          330,553
                                                       2006      1.687          1.983          419,417
                                                       2005      1.514          1.687          413,666
                                                       2004      1.367          1.514          339,348
                                                       2003      1.000          1.367          187,936

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.081          1.472          363,773
                                                       2008      1.977          1.081          417,227
                                                       2007      1.802          1.977          564,018
                                                       2006      1.675          1.802          674,421
                                                       2005      1.476          1.675          705,710
                                                       2004      1.344          1.476          530,260
                                                       2003      1.000          1.344          353,348

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.025          1.313          691,666
                                                       2008      1.689          1.025          730,641
                                                       2007      1.647          1.689          853,353
                                                       2006      1.464          1.647          957,822
                                                       2005      1.417          1.464          994,234
                                                       2004      1.315          1.417          988,909
                                                       2003      1.000          1.315          512,099

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.661          1.639               --
                                                       2005      1.439          1.661           36,929
                                                       2004      1.233          1.439               --
                                                       2003      1.000          1.233               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.738          2.250               --
                                                       2005      1.661          1.738           57,737
                                                       2004      1.295          1.661               --
                                                       2003      1.000          1.295               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.500          1.432               --
                                                       2007      1.434          1.500               --
                                                       2006      1.261          1.434               --
                                                       2005      1.238          1.261            2,639
                                                       2004      1.207          1.238               --
                                                       2003      1.000          1.207               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.306          1.230               --
                                                       2007      1.504          1.306               --
                                                       2006      1.485          1.504               --
                                                       2005      1.437          1.485               --
                                                       2004      1.322          1.437               --
                                                       2003      1.000          1.322               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396               --
                                                       2005      1.197          1.287           42,240
                                                       2004      1.073          1.197               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428               --
                                                       2005      1.195          1.284           13,269
                                                       2004      1.066          1.195               --
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2009      1.134          1.500           23,209
                                                       2008      2.028          1.134           53,423
                                                       2007      1.771          2.028           55,476
                                                       2006      1.628          1.771          203,293
                                                       2005      1.429          1.628          225,439
                                                       2004      1.271          1.429               --
                                                       2003      1.000          1.271               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2009      0.963          1.276               --
                                                       2008      1.681          0.963               --
                                                       2007      1.613          1.681               --
                                                       2006      1.452          1.613               --
                                                       2005      1.232          1.452               --
                                                       2004      1.246          1.232               --
                                                       2003      1.000          1.246               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.467          2.001           32,602
                                                       2008      2.488          1.467           34,644
                                                       2007      2.210          2.488           78,518
                                                       2006      2.014          2.210          127,975
                                                       2005      1.748          2.014          125,475
                                                       2004      1.436          1.748            3,711
                                                       2003      1.000          1.436            3,716

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.493          1.726               --
                                                       2005      1.383          1.493          124,916
                                                       2004      1.258          1.383          121,408
                                                       2003      1.000          1.258           95,642

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.426          3.109               --
                                                       2007      2.725          3.426           19,841
                                                       2006      2.179          2.725           88,035
                                                       2005      1.751          2.179           70,329
                                                       2004      1.438          1.751            6,753
                                                       2003      1.000          1.438            6,755

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.356          1.814           35,373
                                                       2008      2.330          1.356           38,155
                                                       2007      2.067          2.330           70,031
                                                       2006      1.744          2.067           70,259
                                                       2005      1.621          1.744           71,171
                                                       2004      1.401          1.621           51,302
                                                       2003      1.000          1.401           38,721

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.656          1.970               --
                                                       2005      1.558          1.656          101,934
                                                       2004      1.376          1.558               --
                                                       2003      1.000          1.376               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.051          1.072               --
                                                       2005      1.063          1.051               --
                                                       2004      1.000          1.063               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.241          1.279               --
                                                       2005      1.181          1.241               --
                                                       2004      1.117          1.181               --
                                                       2003      1.000          1.117               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2009      1.251          1.535               --
                                                       2008      1.806          1.251               --
                                                       2007      1.520          1.806               --
                                                       2006      1.464          1.520               --
                                                       2005      1.335          1.464               --
                                                       2004      1.197          1.335               --
                                                       2003      1.000          1.197               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2009      1.039          1.591               --
                                                       2008      1.900          1.039               --
                                                       2007      1.599          1.900               --
                                                       2006      1.519          1.599               --
                                                       2005      1.395          1.519               --
                                                       2004      1.420          1.395               --
                                                       2003      1.000          1.420               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/03).............................................  2008      1.660          0.895               --
                                                       2007      1.555          1.660               --
                                                       2006      1.351          1.555               --
                                                       2005      1.310          1.351               --
                                                       2004      1.284          1.310               --
                                                       2003      1.000          1.284               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.511          1.684               --
                                                       2005      1.488          1.511           24,696
                                                       2004      1.327          1.488           16,625
                                                       2003      1.000          1.327           16,625

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.929          1.220          182,596
                                                       2008      1.596          0.929          191,115
                                                       2007      1.664          1.596          205,057

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.079          1.286           29,456
                                                       2008      1.564          1.079           22,520
                                                       2007      1.519          1.564           35,176

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      1.058          1.337          109,789
                                                       2008      1.709          1.058          114,063
                                                       2007      1.794          1.709          122,629

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.091          1.326            9,314
                                                       2008      1.736          1.091            9,314
                                                       2007      1.711          1.736            9,571
                                                       2006      1.482          1.711            9,571
                                                       2005      1.425          1.482            9,314
                                                       2004      1.322          1.425           14,278
                                                       2003      1.000          1.322            9,314

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.891          1.239           17,157
                                                       2008      1.456          0.891           23,585
                                                       2007      1.462          1.456           30,951

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.201          1.674           27,161
                                                       2008      2.075          1.201           27,164
                                                       2007      1.933          2.075           30,998
                                                       2006      1.755          1.933           64,389
                                                       2005      1.714          1.755           57,869
                                                       2004      1.525          1.714               --
                                                       2003      1.000          1.525               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.968          0.940               --
                                                       2008      1.587          0.968               --
                                                       2007      1.549          1.587            1,959
                                                       2006      1.378          1.549            1,921
                                                       2005      1.354          1.378            1,977
                                                       2004      1.258          1.354               --
                                                       2003      1.000          1.258               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.911          1.093               --
                                                       2008      1.248          0.911               --
                                                       2007      1.153          1.248               --
                                                       2006      1.097          1.153               --
                                                       2005      1.076          1.097               --
                                                       2004      1.000          1.076               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.761          0.872               --
                                                       2008      0.989          0.761               --
                                                       2007      1.000          0.989               --
                                                       2006      0.983          1.000           42,986
                                                       2005      0.984          0.983           43,669
                                                       2004      0.996          0.984           43,669
                                                       2003      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.734          1.814               --
                                                       2006      1.504          1.734           32,906
                                                       2005      1.480          1.504           32,906
                                                       2004      1.400          1.480           37,604
                                                       2003      1.000          1.400            8,989

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.416          1.472               --
                                                       2006      1.392          1.416               --
                                                       2005      1.355          1.392               --
                                                       2004      1.381          1.355               --
                                                       2003      1.000          1.381               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.651          1.705               --
                                                       2006      1.523          1.651           22,288
                                                       2005      1.419          1.523           22,017
                                                       2004      1.332          1.419               --
                                                       2003      1.000          1.332               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.506          1.569               --
                                                       2006      1.372          1.506               --
                                                       2005      1.356          1.372               --
                                                       2004      1.282          1.356               --
                                                       2003      1.000          1.282               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.569          1.627               --
                                                       2006      1.371          1.569          250,604
                                                       2005      1.360          1.371          223,688
                                                       2004      1.236          1.360          174,071
                                                       2003      1.000          1.236          139,106

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.755          1.929               --
                                                       2006      1.601          1.755          181,253
                                                       2005      1.515          1.601          157,387
                                                       2004      1.251          1.515           65,269
                                                       2003      1.000          1.251           26,210

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.086          1.117               --
                                                       2005      1.071          1.086               --
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.792          1.722               --
                                                       2007      1.730          1.792               --
                                                       2006      1.827          1.730               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.991          1.426           20,264
                                                       2008      1.338          0.991           11,223
                                                       2007      1.334          1.338           10,774
                                                       2006      1.272          1.334           27,830

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.670          1.747               --
                                                       2006      1.586          1.670            9,217

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.063          1.236                0
                                                       2008      1.736          1.063               --
                                                       2007      1.732          1.736            9,413

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.576          0.760               --
                                                       2008      1.009          0.576               --
                                                       2007      1.214          1.009               --
                                                       2006      1.003          1.214          121,946

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.837          1.055               --
                                                       2008      1.147          0.837               --
                                                       2007      1.186          1.147           20,339
                                                       2006      1.119          1.186               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.122          1.703           42,746
                                                       2008      1.939          1.122           42,820
                                                       2007      2.003          1.939           56,979
                                                       2006      1.828          2.003           76,219

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.208          1.689           61,972
                                                       2008      2.129          1.208           64,113
                                                       2007      1.671          2.129           52,617
                                                       2006      1.639          1.671           58,130

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.635          0.847               --
                                                       2008      1.054          0.635               --
                                                       2007      1.196          1.054               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.890          0.878               --
                                                       2008      1.219          0.890               --
                                                       2007      1.175          1.219               --
                                                       2006      1.117          1.175               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.115          1.493               --
                                                       2008      1.400          1.115               --
                                                       2007      1.342          1.400               --
                                                       2006      1.288          1.342               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.673          0.778          360,064

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.626          0.773           65,466
                                                       2008      1.047          0.626           65,473
                                                       2007      1.066          1.047           65,478
                                                       2006      0.970          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.884          0.838               --
                                                       2008      1.579          0.884           10,977
                                                       2007      1.446          1.579               --
                                                       2006      1.471          1.446               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.790          1.035               --
                                                       2008      1.318          0.790               --
                                                       2007      1.212          1.318               --
                                                       2006      1.227          1.212               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.418          2.339           22,454
                                                       2008      3.113          1.418           22,456

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.343          1.725           21,699
                                                       2008      2.387          1.343           21,699
                                                       2007      2.285          2.387           29,000

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.064          1.229           55,241
                                                       2008      1.167          1.064           56,876
                                                       2007      1.108          1.167           36,531

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.186          1.314          277,048

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.032          1.249            5,484
                                                       2008      1.574          1.032           13,115
                                                       2007      1.536          1.574           24,388
                                                       2006      1.436          1.536           39,472

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.098          1.209               --
                                                       2006      1.049          1.098               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.037          1.348           15,808
                                                       2008      1.190          1.037           49,740
                                                       2007      1.143          1.190            8,071
                                                       2006      1.110          1.143           19,791

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.664          0.819           65,521
                                                       2008      0.969          0.664           72,773
                                                       2007      1.023          0.969           47,440
                                                       2006      1.003          1.023           95,834

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.032          1.281               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.940          1.369           25,190
                                                       2008      1.774          0.940           25,190
                                                       2007      1.509          1.774           41,940
                                                       2006      1.554          1.509           42,420

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.027          1.097            8,800
                                                       2008      1.089          1.027           24,477
                                                       2007      1.049          1.089           58,276
                                                       2006      1.016          1.049           74,806

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.891          1.029               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.861          1.079           48,985

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.031          1.010               --
                                                       2008      1.026          1.031               --
                                                       2007      1.001          1.026               --
                                                       2006      0.984          1.001               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.876          1.128               --
                                                       2008      1.426          0.876               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.763          0.794               --
                                                       2008      1.416          0.763           40,154
                                                       2007      1.396          1.416           43,348
                                                       2006      1.384          1.396           50,226

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.931          1.107           33,669
                                                       2008      1.564          0.931           33,677
                                                       2007      1.539          1.564           41,358
                                                       2006      1.509          1.539           41,194

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.618          0.793               --
                                                       2008      1.063          0.618               --
                                                       2007      1.055          1.063               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.893          1.051               --
                                                       2008      1.069          0.893               --
                                                       2007      1.037          1.069               --
                                                       2006      1.001          1.037               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.817          0.987               --
                                                       2008      1.068          0.817               --
                                                       2007      1.044          1.068               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.744          0.919           43,335
                                                       2008      1.068          0.744           43,415
                                                       2007      1.049          1.068           43,448
                                                       2006      1.002          1.049           43,771

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.677          0.853          109,594
                                                       2008      1.068          0.677          121,486
                                                       2007      1.054          1.068          125,893
                                                       2006      1.002          1.054          128,916

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.712          0.871               --
                                                       2009      1.096          0.712               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.076          1.243           69,414
                                                       2008      1.418          1.076          181,273
                                                       2007      1.395          1.418          272,712
                                                       2006      1.312          1.395          339,195

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.030          1.215               --
                                                       2008      1.442          1.030               --
                                                       2007      1.373          1.442           24,427
                                                       2006      1.249          1.373           24,555

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.629          0.859           94,804
                                                       2008      1.023          0.629          139,877
                                                       2008      1.085          1.023          175,840
                                                       2007      1.045          1.085          171,983
                                                       2006      0.996          1.045          237,224

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.641          0.896           21,706
                                                       2008      1.133          0.641           21,706
                                                       2007      1.063          1.133           21,706
                                                       2006      0.998          1.063           74,146

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.765          1.036               --
                                                       2008      1.171          0.765               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.133          1.173               --
                                                       2006      1.072          1.133               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.048          1.069           40,431
                                                       2008      1.075          1.048           13,965
                                                       2007      1.054          1.075           40,583
                                                       2006      1.024          1.054           65,831

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.978          0.984               --
                                                       2005      0.973          0.978               --
                                                       2004      0.987          0.973               --
                                                       2003      1.000          0.987               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.101          1.161               --
                                                       2005      1.067          1.101               --
                                                       2004      1.000          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.084          1.103               --
                                                       2006      1.103          1.084           81,701
                                                       2005      1.107          1.103           70,311
                                                       2004      1.041          1.107           79,007
                                                       2003      1.000          1.041           35,253

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.148          1.182               --
                                                       2008      1.122          1.148          326,093
                                                       2007      1.056          1.122          323,740
                                                       2006      1.042          1.056          392,715
                                                       2005      1.042          1.042          412,790
                                                       2004      1.017          1.042          510,483
                                                       2003      1.000          1.017          233,698

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.127          2.297               --
                                                       2006      1.706          2.127           36,398
                                                       2005      1.557          1.706           36,398
                                                       2004      1.373          1.557           36,398
                                                       2003      1.000          1.373           21,699

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.269          2.417               --
                                                       2006      1.982          2.269            6,809
                                                       2005      1.896          1.982            6,812
                                                       2004      1.539          1.896            6,816
                                                       2003      1.000          1.539            6,816

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.385          1.471               --
                                                       2005      1.305          1.385           23,629
                                                       2004      1.255          1.305           23,629
                                                       2003      1.000          1.255               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.212          1.288               --
                                                       2005      1.236          1.212               --
                                                       2004      1.191          1.236               --
                                                       2003      1.000          1.191               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.677          1.827               --
                                                       2005      1.528          1.677               --
                                                       2004      1.344          1.528               --
                                                       2003      1.000          1.344               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.440          1.509               --
                                                       2005      1.411          1.440           48,685
                                                       2004      1.316          1.411           41,242
                                                       2003      1.000          1.316           24,196

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.244          1.272               --
                                                       2005      1.243          1.244            1,829
                                                       2004      1.153          1.243               --
                                                       2003      1.000          1.153               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.430          1.476               --
                                                       2005      1.390          1.430               --
                                                       2004      1.288          1.390               --
                                                       2003      1.000          1.288               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.347          1.384               --
                                                       2005      1.269          1.347           27,164
                                                       2004      1.220          1.269           27,182
                                                       2003      1.000          1.220           17,177

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.007               --
                                                       2005      1.000          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069               --
                                                       2005      1.000          1.035           43,357

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090               --
                                                       2005      1.000          1.048          118,459

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038               --
                                                       2005      1.000          1.021               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.498          1.586               --
                                                       2005      1.369          1.498               --
                                                       2004      1.210          1.369               --
                                                       2003      1.000          1.210               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.473          1.554               --
                                                       2005      1.464          1.473           32,627
                                                       2004      1.314          1.464               --
                                                       2003      1.000          1.314               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.274          1.312               --
                                                       2005      1.268          1.274          320,008
                                                       2004      1.165          1.268           95,802
                                                       2003      1.000          1.165           99,032

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249               --
                                                       2005      1.115          1.159           29,019
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.595          1.828               --
                                                       2005      1.492          1.595           68,559
                                                       2004      1.320          1.492           66,388
                                                       2003      1.000          1.320           28,922

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.357          1.436               --
                                                       2005      1.311          1.357           35,580
                                                       2004      1.209          1.311            7,631
                                                       2003      1.000          1.209               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049               --
                                                       2005      1.000          0.999               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110               --
                                                       2005      1.088          1.102           39,186
                                                       2004      1.000          1.088               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.028          1.016               --
                                                       2005      1.036          1.028           72,688
                                                       2004      1.027          1.036               --
                                                       2003      1.000          1.027               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.357          1.412               --
                                                       2005      1.362          1.357           48,055
                                                       2004      1.266          1.362           46,408
                                                       2003      1.000          1.266           22,626

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119               --
                                                       2005      1.000          0.978               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.065          1.024               --
                                                       2005      1.045          1.065           48,523
                                                       2004      1.000          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2009      1.032          1.294               --
                                                       2008      1.646          1.032               --
                                                       2007      1.727          1.646               --
                                                       2006      1.524          1.727          116,213
                                                       2005      1.499          1.524          120,428
                                                       2004      1.308          1.499               --
                                                       2003      1.000          1.308               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2009      0.830          0.849               --
                                                       2008      1.494          0.830               --
                                                       2007      1.361          1.494               --
                                                       2006      1.306          1.361               --
                                                       2005      1.240          1.306               --
                                                       2004      1.223          1.240               --
                                                       2003      1.000          1.223               --

          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.407          1.364               --
                                                       2005      1.256          1.407               --
                                                       2004      1.189          1.256           19,490
                                                       2003      1.000          1.189               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.330          1.845           27,095
                                                       2008      2.213          1.330           37,579
                                                       2007      1.976          2.213           37,983
                                                       2006      1.682          1.976           41,518
                                                       2005      1.512          1.682           48,869
                                                       2004      1.366          1.512           22,333
                                                       2003      1.000          1.366            4,404

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.075          1.462           81,101
                                                       2008      1.967          1.075           90,777
                                                       2007      1.796          1.967          246,651
                                                       2006      1.670          1.796          280,170
                                                       2005      1.474          1.670          289,549
                                                       2004      1.343          1.474           85,884
                                                       2003      1.000          1.343           20,944

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.019          1.304           88,607
                                                       2008      1.681          1.019           95,479
                                                       2007      1.641          1.681          275,113
                                                       2006      1.460          1.641          308,971
                                                       2005      1.414          1.460          313,917
                                                       2004      1.314          1.414          103,217
                                                       2003      1.000          1.314           18,526

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.656          1.634               --
                                                       2005      1.437          1.656           11,889
                                                       2004      1.232          1.437           16,239
                                                       2003      1.000          1.232            4,262

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.733          2.242               --
                                                       2005      1.658          1.733           15,593
                                                       2004      1.294          1.658           13,848
                                                       2003      1.000          1.294            1,441

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.493          1.425               --
                                                       2007      1.429          1.493               --
                                                       2006      1.258          1.429               --
                                                       2005      1.235          1.258               --
                                                       2004      1.206          1.235            2,778
                                                       2003      1.000          1.206               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.300          1.223               --
                                                       2007      1.499          1.300               --
                                                       2006      1.481          1.499           12,569
                                                       2005      1.435          1.481           26,918
                                                       2004      1.321          1.435           22,583
                                                       2003      1.000          1.321            3,903

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.393               --
                                                       2005      1.195          1.284           61,267
                                                       2004      1.073          1.195           94,471
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.425               --
                                                       2005      1.193          1.282           19,528
                                                       2004      1.066          1.193           19,916
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2009      1.128          1.490               --
                                                       2008      2.018          1.128            2,486
                                                       2007      1.764          2.018            2,322
                                                       2006      1.623          1.764           12,148
                                                       2005      1.427          1.623           13,915
                                                       2004      1.270          1.427           11,830
                                                       2003      1.000          1.270            4,088

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2009      0.957          1.267               --
                                                       2008      1.673          0.957               --
                                                       2007      1.607          1.673               --
                                                       2006      1.448          1.607               --
                                                       2005      1.230          1.448               --
                                                       2004      1.245          1.230               --
                                                       2003      1.000          1.245               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.458          1.988            4,869
                                                       2008      2.476          1.458            4,410
                                                       2007      2.202          2.476           61,374
                                                       2006      2.008          2.202           60,071
                                                       2005      1.744          2.008           69,170
                                                       2004      1.435          1.744           13,003
                                                       2003      1.000          1.435               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.489          1.719               --
                                                       2005      1.381          1.489           22,508
                                                       2004      1.257          1.381           22,850
                                                       2003      1.000          1.257           15,059

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.410          3.093               --
                                                       2007      2.715          3.410           13,379
                                                       2006      2.173          2.715           17,464
                                                       2005      1.748          2.173           19,543
                                                       2004      1.437          1.748            8,413
                                                       2003      1.000          1.437            4,337

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.348          1.802           31,612
                                                       2008      2.319          1.348           30,384
                                                       2007      2.060          2.319           93,644
                                                       2006      1.739          2.060           95,078
                                                       2005      1.618          1.739           99,690
                                                       2004      1.400          1.618           14,636
                                                       2003      1.000          1.400               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.652          1.963               --
                                                       2005      1.556          1.652           20,050
                                                       2004      1.375          1.556           18,822
                                                       2003      1.000          1.375            3,779

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.070               --
                                                       2005      1.062          1.050               --
                                                       2004      1.000          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.238          1.275               --
                                                       2005      1.179          1.238            8,512
                                                       2004      1.116          1.179            8,903
                                                       2003      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2009      1.244          1.525               --
                                                       2008      1.797          1.244               --
                                                       2007      1.514          1.797               --
                                                       2006      1.460          1.514               --
                                                       2005      1.333          1.460           15,016
                                                       2004      1.196          1.333           15,706
                                                       2003      1.000          1.196               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2009      1.033          1.581               --
                                                       2008      1.891          1.033               --
                                                       2007      1.593          1.891               --
                                                       2006      1.515          1.593               --
                                                       2005      1.392          1.515               --
                                                       2004      1.419          1.392               --
                                                       2003      1.000          1.419            1,252

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/03).............................................  2008      1.652          0.889               --
                                                       2007      1.549          1.652               --
                                                       2006      1.347          1.549               --
                                                       2005      1.308          1.347               --
                                                       2004      1.283          1.308               --
                                                       2003      1.000          1.283               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.507          1.678               --
                                                       2005      1.486          1.507            7,009
                                                       2004      1.326          1.486            7,329
                                                       2003      1.000          1.326               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.923          1.212            9,188
                                                       2008      1.589          0.923            8,954
                                                       2007      1.657          1.589            9,483

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.073          1.278            8,659
                                                       2008      1.556          1.073            9,733
                                                       2007      1.512          1.556           10,206

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      1.052          1.328               --
                                                       2008      1.701          1.052               --
                                                       2007      1.787          1.701               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.084          1.317               --
                                                       2008      1.727          1.084               --
                                                       2007      1.705          1.727               --
                                                       2006      1.478          1.705               --
                                                       2005      1.422          1.478            7,044
                                                       2004      1.321          1.422            7,368
                                                       2003      1.000          1.321               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.886          1.231               --
                                                       2008      1.449          0.886               --
                                                       2007      1.456          1.449               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.194          1.663            4,386
                                                       2008      2.066          1.194            4,386
                                                       2007      1.925          2.066            4,386
                                                       2006      1.751          1.925            4,386
                                                       2005      1.711          1.751            4,386
                                                       2004      1.524          1.711            4,787
                                                       2003      1.000          1.524            2,732

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.963          0.934               --
                                                       2008      1.579          0.963               --
                                                       2007      1.543          1.579               --
                                                       2006      1.374          1.543           19,303
                                                       2005      1.352          1.374           19,303
                                                       2004      1.257          1.352           19,303
                                                       2003      1.000          1.257           19,303

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.907          1.087               --
                                                       2008      1.244          0.907               --
                                                       2007      1.150          1.244               --
                                                       2006      1.095          1.150               --
                                                       2005      1.075          1.095               --
                                                       2004      1.000          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.757          0.867               --
                                                       2008      0.985          0.757               --
                                                       2007      0.996          0.985               --
                                                       2006      0.981          0.996               --
                                                       2005      0.983          0.981            3,567
                                                       2004      0.996          0.983            3,300
                                                       2003      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.727          1.807               --
                                                       2006      1.499          1.727            5,611
                                                       2005      1.477          1.499           16,304
                                                       2004      1.399          1.477           14,411
                                                       2003      1.000          1.399            1,350

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.411          1.466               --
                                                       2006      1.388          1.411               --
                                                       2005      1.353          1.388            6,922
                                                       2004      1.380          1.353            7,240
                                                       2003      1.000          1.380               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.645          1.698               --
                                                       2006      1.518          1.645           15,412
                                                       2005      1.417          1.518           20,207
                                                       2004      1.331          1.417           18,249
                                                       2003      1.000          1.331            1,419

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.500          1.562               --
                                                       2006      1.368          1.500           14,858
                                                       2005      1.354          1.368           14,858
                                                       2004      1.281          1.354           14,858
                                                       2003      1.000          1.281           14,858

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.564          1.620               --
                                                       2006      1.367          1.564           20,683
                                                       2005      1.357          1.367           21,820
                                                       2004      1.235          1.357           21,310
                                                       2003      1.000          1.235            5,744

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    PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921               --
                                                       2006      1.597          1.748           17,088
                                                       2005      1.513          1.597           16,868
                                                       2004      1.250          1.513           19,028
                                                       2003      1.000          1.250            3,279

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.783          1.714               --
                                                       2007      1.724          1.783               --
                                                       2006      1.821          1.724               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.986          1.417           51,452
                                                       2008      1.332          0.986           48,851
                                                       2007      1.329          1.332           55,761
                                                       2006      1.269          1.329           67,001

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.664          1.740               --
                                                       2006      1.581          1.664           21,800

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.056          1.228           21,770
                                                       2008      1.728          1.056           20,014
                                                       2007      1.725          1.728           21,801

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.574          0.757               --
                                                       2008      1.008          0.574               --
                                                       2007      1.213          1.008               --
                                                       2006      1.003          1.213            9,489

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.834          1.050               --
                                                       2008      1.144          0.834               --
                                                       2007      1.184          1.144            5,684
                                                       2006      1.118          1.184               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.116          1.692            6,465
                                                       2008      1.930          1.116            5,892
                                                       2007      1.996          1.930            8,175
                                                       2006      1.822          1.996            8,121

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.201          1.678            4,322
                                                       2008      2.119          1.201            2,156
                                                       2007      1.665          2.119               --
                                                       2006      1.634          1.665            4,262

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.632          0.844               --
                                                       2008      1.051          0.632               --
                                                       2007      1.193          1.051               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.886          0.874               --
                                                       2008      1.215          0.886               --
                                                       2007      1.172          1.215               --
                                                       2006      1.115          1.172               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.109          1.483               --
                                                       2008      1.394          1.109               --
                                                       2007      1.337          1.394               --
                                                       2006      1.284          1.337               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.672          0.776               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.624          0.770           27,277
                                                       2008      1.045          0.624           25,148
                                                       2007      1.065          1.045           25,199
                                                       2006      0.970          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.879          0.833               --
                                                       2008      1.572          0.879               --
                                                       2007      1.440          1.572               --
                                                       2006      1.467          1.440            4,123

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.787          1.030               --
                                                       2008      1.314          0.787               --
                                                       2007      1.210          1.314               --
                                                       2006      1.226          1.210               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.410          2.324           14,828
                                                       2008      3.097          1.410           12,738

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.335          1.713               --
                                                       2008      2.375          1.335               --
                                                       2007      2.275          2.375               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.058          1.221           22,600
                                                       2008      1.161          1.058           19,162
                                                       2007      1.103          1.161           25,960

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.178          1.305           56,274

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.026          1.240               --
                                                       2008      1.567          1.026               --
                                                       2007      1.530          1.567               --
                                                       2006      1.432          1.530               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.097          1.207               --
                                                       2006      1.048          1.097               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.032          1.340            2,033
                                                       2008      1.186          1.032            3,230
                                                       2007      1.140          1.186               --
                                                       2006      1.108          1.140               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.662          0.816           33,761
                                                       2008      0.967          0.662           32,586
                                                       2007      1.023          0.967           34,986
                                                       2006      1.003          1.023           29,909

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.026          1.272               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.934          1.360            4,904
                                                       2008      1.766          0.934            4,904
                                                       2007      1.504          1.766            8,938
                                                       2006      1.550          1.504            7,581

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.021          1.090               --
                                                       2008      1.084          1.021               --
                                                       2007      1.045          1.084               --
                                                       2006      1.012          1.045               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.887          1.023               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.856          1.071            4,176

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.025          1.004           30,828
                                                       2008      1.021          1.025           61,233
                                                       2007      0.997          1.021           64,210
                                                       2006      0.981          0.997               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.871          1.121               --
                                                       2008      1.419          0.871               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.759          0.789               --
                                                       2008      1.409          0.759            4,957
                                                       2007      1.390          1.409            5,198
                                                       2006      1.380          1.390           19,765

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.926          1.099            8,278
                                                       2008      1.557          0.926            9,301
                                                       2007      1.534          1.557            9,753
                                                       2006      1.504          1.534           18,479

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.616          0.790               --
                                                       2008      1.061          0.616               --
                                                       2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.891          1.047               --
                                                       2008      1.067          0.891               --
                                                       2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.815          0.983               --
                                                       2008      1.066          0.815               --
                                                       2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.742          0.916          115,025
                                                       2008      1.067          0.742          115,025
                                                       2007      1.048          1.067          115,025
                                                       2006      1.002          1.048          115,025

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.675          0.850               --
                                                       2008      1.066          0.675               --
                                                       2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.709          0.867            3,680
                                                       2009      1.093          0.709               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.070          1.235           19,992
                                                       2008      1.412          1.070           24,779
                                                       2007      1.390          1.412           19,670
                                                       2006      1.308          1.390           20,557

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.020          1.202               --
                                                       2008      1.437          1.020               --
                                                       2007      1.369          1.437           49,376
                                                       2006      1.246          1.369           50,405

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.628          0.856           97,807
                                                       2008      1.021          0.628          103,541
                                                       2008      1.083          1.021           98,239
                                                       2007      1.045          1.083           93,814
                                                       2006      0.996          1.045          113,754

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.640          0.892               --
                                                       2008      1.131          0.640               --
                                                       2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.761          1.029               --
                                                       2008      1.165          0.761               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.130          1.170               --
                                                       2006      1.070          1.130               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.043          1.063               --
                                                       2008      1.071          1.043               --
                                                       2007      1.051          1.071               --
                                                       2006      1.022          1.051               --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.975          0.981               --
                                                       2005      0.972          0.975               --
                                                       2004      0.986          0.972          236,669
                                                       2003      1.000          0.986           50,215

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.099          1.158               --
                                                       2005      1.066          1.099            7,810
                                                       2004      1.000          1.066            7,810

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.081          1.099               --
                                                       2006      1.100          1.081           27,213
                                                       2005      1.105          1.100           28,366
                                                       2004      1.040          1.105           26,894
                                                       2003      1.000          1.040               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.141          1.175               --
                                                       2008      1.116          1.141           44,743
                                                       2007      1.052          1.116           49,474
                                                       2006      1.039          1.052           65,603
                                                       2005      1.040          1.039           65,182
                                                       2004      1.017          1.040           97,579
                                                       2003      1.000          1.017           20,129

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.119          2.288               --
                                                       2006      1.701          2.119               --
                                                       2005      1.555          1.701               --
                                                       2004      1.372          1.555               --
                                                       2003      1.000          1.372               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.261          2.407               --
                                                       2006      1.976          2.261            4,315
                                                       2005      1.893          1.976            5,279
                                                       2004      1.538          1.893            4,707
                                                       2003      1.000          1.538            2,746

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.381          1.467               --
                                                       2005      1.303          1.381            4,123
                                                       2004      1.254          1.303            4,123
                                                       2003      1.000          1.254            4,123

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.208          1.284               --
                                                       2005      1.234          1.208            7,923
                                                       2004      1.191          1.234            8,287
                                                       2003      1.000          1.191               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.673          1.821               --
                                                       2005      1.525          1.673            6,866
                                                       2004      1.343          1.525            7,179
                                                       2003      1.000          1.343            1,359

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.436          1.504               --
                                                       2005      1.409          1.436           25,801
                                                       2004      1.315          1.409           26,137
                                                       2003      1.000          1.315           19,911

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.241          1.269               --
                                                       2005      1.240          1.241           75,587
                                                       2004      1.152          1.240           72,954
                                                       2003      1.000          1.152               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.426          1.472               --
                                                       2005      1.388          1.426            7,268
                                                       2004      1.287          1.388            7,137
                                                       2003      1.000          1.287               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.343          1.380               --
                                                       2005      1.267          1.343           19,765
                                                       2004      1.219          1.267           19,765
                                                       2003      1.000          1.219           19,765

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.006               --
                                                       2005      1.000          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.068               --
                                                       2005      1.000          1.035          107,862

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.089               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.037               --
                                                       2005      1.000          1.021               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.493          1.581               --
                                                       2005      1.366          1.493           19,236
                                                       2004      1.209          1.366           39,462
                                                       2003      1.000          1.209            3,277

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.469          1.550               --
                                                       2005      1.461          1.469            4,904
                                                       2004      1.313          1.461            5,352
                                                       2003      1.000          1.313            4,392

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.271          1.308               --
                                                       2005      1.265          1.271           36,705
                                                       2004      1.164          1.265           37,352
                                                       2003      1.000          1.164           11,563

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.246               --
                                                       2005      1.114          1.157           48,483
                                                       2004      1.000          1.114            4,865

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.591          1.822               --
                                                       2005      1.489          1.591            7,085
                                                       2004      1.319          1.489            5,892
                                                       2003      1.000          1.319               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.353          1.432               --
                                                       2005      1.309          1.353               --
                                                       2004      1.208          1.309               --
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.108               --
                                                       2005      1.088          1.100            1,617
                                                       2004      1.000          1.088            1,587

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.025          1.012               --
                                                       2005      1.034          1.025               --
                                                       2004      1.026          1.034               --
                                                       2003      1.000          1.026           36,964

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.353          1.408               --
                                                       2005      1.360          1.353               --
                                                       2004      1.265          1.360               --
                                                       2003      1.000          1.265               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.226               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.118               --
                                                       2005      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.063          1.022               --
                                                       2005      1.045          1.063               --
                                                       2004      1.000          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2009      1.026          1.285               --
                                                       2008      1.639          1.026               --
                                                       2007      1.720          1.639               --
                                                       2006      1.520          1.720            7,970
                                                       2005      1.497          1.520           15,126
                                                       2004      1.307          1.497           15,455
                                                       2003      1.000          1.307            7,970

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2009      0.826          0.844               --
                                                       2008      1.487          0.826               --
                                                       2007      1.356          1.487               --
                                                       2006      1.302          1.356           11,252
                                                       2005      1.237          1.302           11,252
                                                       2004      1.222          1.237           11,252
                                                       2003      1.000          1.222           11,252




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

                CONDENSED FINANCIAL INFORMATION -- VINTAGE ACCESS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.466          1.530               --
                                                       2005      1.429          1.466           11,303
                                                       2004      1.311          1.429           11,522
                                                       2003      1.000          1.311            7,899

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.427          1.390               --
                                                       2005      1.267          1.427               --
                                                       2004      1.193          1.267               --
                                                       2003      1.000          1.193               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.368          1.909          231,985
                                                       2008      2.266          1.368          228,852
                                                       2007      2.013          2.266          246,660
                                                       2006      1.705          2.013          265,067
                                                       2005      1.525          1.705          275,475
                                                       2004      1.371          1.525           27,918
                                                       2003      1.000          1.371               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.106          1.512           95,059
                                                       2008      2.015          1.106          105,287
                                                       2007      1.830          2.015          107,022
                                                       2006      1.694          1.830          137,200
                                                       2005      1.487          1.694          139,921
                                                       2004      1.348          1.487           51,537
                                                       2003      1.000          1.348               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.049          1.349          242,736
                                                       2008      1.721          1.049          182,358
                                                       2007      1.672          1.721          193,751
                                                       2006      1.481          1.672          201,316
                                                       2005      1.427          1.481          205,280
                                                       2004      1.319          1.427           55,309
                                                       2003      1.000          1.319               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.679          1.660               --
                                                       2005      1.449          1.679           28,114
                                                       2004      1.237          1.449               --
                                                       2003      1.000          1.237               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.757          2.285               --
                                                       2005      1.673          1.757               --
                                                       2004      1.299          1.673               --
                                                       2003      1.000          1.299               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           90,175
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2009      1.181          1.570          165,141
                                                       2008      2.099          1.181          145,814
                                                       2007      1.823          2.099          148,695
                                                       2006      1.667          1.823           80,000
                                                       2005      1.455          1.667          150,183
                                                       2004      1.287          1.455          104,271
                                                       2003      1.000          1.287            8,347

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.501          2.056          153,689
                                                       2008      2.536          1.501          129,923
                                                       2007      2.243          2.536          135,083
                                                       2006      2.036          2.243          102,247
                                                       2005      1.760          2.036          104,918
                                                       2004      1.440          1.760            2,008
                                                       2003      1.000          1.440               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.837          1.113           98,187
                                                       2008      1.214          0.837           79,863
                                                       2007      1.194          1.214           79,863
                                                       2006      1.030          1.194           38,034
                                                       2005      1.000          1.030           38,034

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2009      1.026          1.443           27,906
                                                       2008      1.820          1.026           33,257
                                                       2007      1.669          1.820           34,491
                                                       2006      1.566          1.669           28,895
                                                       2005      1.525          1.566           30,040
                                                       2004      1.396          1.525           10,216
                                                       2003      1.000          1.396               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.510          1.752               --
                                                       2005      1.393          1.510           37,765
                                                       2004      1.262          1.393           33,533
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490               --
                                                       2006      2.202          2.765            2,459
                                                       2005      1.763          2.202            2,459
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.388          1.864           80,614
                                                       2008      2.375          1.388           61,213
                                                       2007      2.099          2.375           61,682
                                                       2006      1.763          2.099           65,377
                                                       2005      1.632          1.763           68,340
                                                       2004      1.405          1.632           22,297
                                                       2003      1.000          1.405               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.675          2.000               --
                                                       2005      1.569          1.675               --
                                                       2004      1.380          1.569               --
                                                       2003      1.000          1.380               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (3/03).............................................  2009      1.244          1.762               --
                                                       2008      2.261          1.244               --
                                                       2007      1.895          2.261               --
                                                       2006      1.706          1.895               --
                                                       2005      1.554          1.706               --
                                                       2004      1.316          1.554               --
                                                       2003      1.000          1.316               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527           17,037
                                                       2004      1.330          1.498           10,908
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.454          1.546               --
                                                       2006      1.382          1.454               --
                                                       2005      1.326          1.382               --
                                                       2004      1.315          1.326               --
                                                       2003      1.000          1.315               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (3/03).............................................  2009      0.986          1.168           19,069
                                                       2008      1.714          0.986           27,548
                                                       2007      1.667          1.714          325,505
                                                       2006      1.476          1.667          325,514
                                                       2005      1.413          1.476          325,524
                                                       2004      1.308          1.413          215,170
                                                       2003      1.000          1.308           24,051

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (3/03)........................  2009      0.950          1.253            8,183
                                                       2008      1.627          0.950           99,050
                                                       2007      1.635          1.627           99,718
                                                       2006      1.533          1.635          124,589
                                                       2005      1.401          1.533          126,321
                                                       2004      1.300          1.401          120,468
                                                       2003      1.000          1.300            7,897

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (3/03)...................................  2009      1.104          1.322               --
                                                       2008      1.594          1.104               --
                                                       2007      1.500          1.594               --
                                                       2006      1.333          1.500           29,808
                                                       2005      1.304          1.333           29,808
                                                       2004      1.222          1.304           45,431
                                                       2003      1.000          1.222               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.053          1.035               --
                                                       2008      1.522          1.053           12,317
                                                       2007      1.526          1.522           12,317

  LMPVET ClearBridge Variable Capital Subaccount
  (3/03).............................................  2009      0.873          1.201           46,681
                                                       2008      1.540          0.873           46,708
                                                       2007      1.543          1.540          387,460
                                                       2006      1.385          1.543          387,479
                                                       2005      1.342          1.385          591,020
                                                       2004      1.284          1.342          531,295
                                                       2003      1.000          1.284          365,787

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (3/03)..................................  2009      1.016          1.216               --
                                                       2008      1.452          1.016               --
                                                       2007      1.392          1.452               --
                                                       2006      1.204          1.392               --
                                                       2005      1.230          1.204               --
                                                       2004      1.214          1.230               --
                                                       2003      1.000          1.214               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (3/03).......................  2009      0.892          1.072          140,465
                                                       2008      1.399          0.892          170,748
                                                       2007      1.355          1.399          170,772
                                                       2006      1.251          1.355          195,201
                                                       2005      1.224          1.251          195,225
                                                       2004      1.189          1.224          195,261
                                                       2003      1.000          1.189               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (3/03)........................  2009      1.083          1.373            3,147
                                                       2008      1.742          1.083           81,762
                                                       2007      1.756          1.742           82,079
                                                       2006      1.533          1.756           34,545
                                                       2005      1.493          1.533           34,753
                                                       2004      1.407          1.493           30,051
                                                       2003      1.000          1.407            7,847

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.116          1.362               --
                                                       2008      1.769          1.116           73,191
                                                       2007      1.737          1.769           76,937
                                                       2006      1.499          1.737           76,940
                                                       2005      1.435          1.499           76,944
                                                       2004      1.326          1.435           76,949
                                                       2003      1.000          1.326               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.912          1.273               --
                                                       2008      1.484          0.912               --
                                                       2007      1.438          1.484               --
                                                       2006      1.402          1.438           21,380
                                                       2005      1.360          1.402           21,380
                                                       2004      1.382          1.360           30,846
                                                       2003      1.000          1.382               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (3/03)...................................  2009      1.117          1.489           40,341
                                                       2008      1.761          1.117            9,481
                                                       2007      1.677          1.761            9,293
                                                       2006      1.490          1.677            9,281
                                                       2005      1.404          1.490            9,194
                                                       2004      1.297          1.404            9,385
                                                       2003      1.000          1.297               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.229          1.720            2,150
                                                       2008      2.115          1.229            6,393
                                                       2007      1.962          2.115            6,756
                                                       2006      1.775          1.962               --
                                                       2005      1.726          1.775               --
                                                       2004      1.530          1.726               --
                                                       2003      1.000          1.530               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.991          0.963               --
                                                       2008      1.617          0.991          279,847
                                                       2007      1.573          1.617          304,189
                                                       2006      1.394          1.573          317,764
                                                       2005      1.364          1.394          330,306
                                                       2004      1.262          1.364               --
                                                       2003      1.000          1.262               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.481          1.503               --
                                                       2006      1.345          1.481           12,317
                                                       2005      1.326          1.345           12,317
                                                       2004      1.267          1.326           12,317
                                                       2003      1.000          1.267               --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (3/03)..............  2009      1.046          1.027               --
                                                       2008      1.040          1.046               --
                                                       2007      1.011          1.040               --
                                                       2006      0.986          1.011          432,175
                                                       2005      0.978          0.986               --
                                                       2004      0.989          0.978          383,736
                                                       2003      1.000          0.989               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (3/03)...........................  2009      0.989          1.157            3,746
                                                       2008      1.168          0.989            6,361
                                                       2007      1.169          1.168            6,368
                                                       2006      1.131          1.169           21,612
                                                       2005      1.125          1.131           31,156
                                                       2004      1.076          1.125           51,010
                                                       2003      1.000          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (3/03)..................................  2009      0.946          1.483          303,106
                                                       2008      1.379          0.946          113,853
                                                       2007      1.402          1.379          119,427
                                                       2006      1.289          1.402           74,876
                                                       2005      1.282          1.289          170,197
                                                       2004      1.184          1.282          133,715
                                                       2003      1.000          1.184           79,095

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.852          1.974               --
                                                       2006      1.674          1.852            7,659
                                                       2005      1.628          1.674            8,401
                                                       2004      1.437          1.628            8,904
                                                       2003      1.000          1.437               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.760          1.844               --
                                                       2006      1.520          1.760           68,116
                                                       2005      1.491          1.520           68,116
                                                       2004      1.404          1.491           68,116
                                                       2003      1.000          1.404               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           42,381
                                                       2005      1.369          1.385           42,381
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618           65,704
                                                       2004      1.255          1.525           65,704
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.696          1.776               --
                                                       2006      1.606          1.696            2,019

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.087          1.270            2,019
                                                       2008      1.769          1.087            2,019
                                                       2007      1.761          1.769            2,019

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.582          0.771               --
                                                       2008      1.016          0.582               --
                                                       2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.849          1.074           13,916
                                                       2008      1.158          0.849           13,916
                                                       2007      1.193          1.158           13,916
                                                       2006      1.122          1.193            9,317

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      1.148          1.750           93,425
                                                       2008      1.976          1.148           97,403
                                                       2007      2.034          1.976           93,270
                                                       2006      1.851          2.034           45,511

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      1.237          1.736           87,967
                                                       2008      2.170          1.237           28,114
                                                       2007      1.697          2.170           28,114
                                                       2006      1.660          1.697           28,114

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.644          0.863               --
                                                       2008      1.064          0.644               --
                                                       2007      1.204          1.064               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.681          0.790           36,462
                                                       2008      1.091          0.681           67,129
                                                       2007      1.073          1.091           75,787
                                                       2006      1.001          1.073           73,557

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2009      0.633          0.785           79,328
                                                       2008      1.054          0.633           79,328
                                                       2007      1.069          1.054           79,328
                                                       2006      0.970          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.905          0.859               --
                                                       2008      1.610          0.905               --
                                                       2007      1.468          1.610               --
                                                       2006      1.490          1.468               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.801          1.054               --
                                                       2008      1.331          0.801               --
                                                       2007      1.219          1.331               --
                                                       2006      1.232          1.219               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.451          2.403           27,123
                                                       2008      3.176          1.451               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.374          1.772               --
                                                       2008      2.433          1.374               --
                                                       2007      2.323          2.433               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.088          1.262           12,630
                                                       2008      1.189          1.088           20,603
                                                       2007      1.126          1.189           30,566

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.215          1.350          201,764

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      1.056          1.282          110,657
                                                       2008      1.604          1.056           53,324
                                                       2007      1.559          1.604           53,324
                                                       2006      1.453          1.559           53,324

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.105          1.218               --
                                                       2006      1.052          1.105               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.057          1.379           88,390
                                                       2008      1.208          1.057           88,390
                                                       2007      1.156          1.208           88,390
                                                       2006      1.119          1.156           44,926

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.671          0.831          177,513
                                                       2008      0.975          0.671          113,917
                                                       2007      1.026          0.975          123,475
                                                       2006      1.003          1.026          153,685

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.962          1.407            2,088
                                                       2008      1.808          0.962            2,088
                                                       2007      1.532          1.808            2,088
                                                       2006      1.574          1.532            2,088

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2009      1.051          1.126           82,791
                                                       2008      1.112          1.051           86,482
                                                       2007      1.069          1.112           86,482
                                                       2006      1.000          1.069           68,258

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.882          1.108           10,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.805          0.795               --
                                                       2008      1.375          0.805           37,389
                                                       2007      1.404          1.375           37,389
                                                       2006      1.000          1.404           37,389

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.781          0.814               --
                                                       2008      1.443          0.781           11,350
                                                       2007      1.417          1.443           11,350
                                                       2006      1.402          1.417           11,350

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.953          1.137           35,469
                                                       2008      1.594          0.953           83,209
                                                       2007      1.563          1.594           88,084
                                                       2006      1.527          1.563          131,589

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.984          1.350               --
                                                       2008      1.487          0.984               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.625          0.805               --
                                                       2008      1.070          0.625          912,012
                                                       2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.903          1.067               --
                                                       2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040           21,122

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.826          1.001               --
                                                       2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046           21,240

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.752          0.933               --
                                                       2008      1.076          0.752               --
                                                       2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.684          0.865               --
                                                       2008      1.075          0.684               --
                                                       2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.722          0.886          356,453

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      1.101          1.277          371,382
                                                       2008      1.446          1.101          549,095
                                                       2007      1.416          1.446          585,017
                                                       2006      1.328          1.416          609,028

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2009      1.074          1.272               --
                                                       2008      1.464          1.074               --
                                                       2007      1.387          1.464               --
                                                       2006      1.259          1.387               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.636          0.872           49,792
                                                       2008      1.092          0.636               --
                                                       2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2009      0.648          0.909               --
                                                       2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.100          1.121               --
                                                       2006      1.115          1.100           31,887
                                                       2005      1.114          1.115           33,102
                                                       2004      1.044          1.114           28,019
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.174          1.212               --
                                                       2008      1.143          1.174          203,117
                                                       2007      1.073          1.143          209,921
                                                       2006      1.054          1.073          232,404
                                                       2005      1.049          1.054          243,631
                                                       2004      1.021          1.049          308,873
                                                       2003      1.000          1.021           17,430

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.160          2.335               --
                                                       2006      1.725          2.160               --
                                                       2005      1.568          1.725               --
                                                       2004      1.377          1.568               --
                                                       2003      1.000          1.377               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.304          2.457               --
                                                       2006      2.004          2.304            1,801
                                                       2005      1.910          2.004            1,803
                                                       2004      1.544          1.910            1,804
                                                       2003      1.000          1.544               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.401          1.490               --
                                                       2005      1.314          1.401               --
                                                       2004      1.259          1.314               --
                                                       2003      1.000          1.259               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.456          1.527               --
                                                       2005      1.421          1.456          132,870
                                                       2004      1.320          1.421           88,852
                                                       2003      1.000          1.320               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.362          1.402               --
                                                       2005      1.278          1.362            6,853
                                                       2004      1.224          1.278               --
                                                       2003      1.000          1.224               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.008          1.010               --
                                                       2005      1.000          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.073               --
                                                       2005      1.000          1.037               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.094               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.042               --
                                                       2005      1.000          1.023               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.044          1.033               --
                                                       2005      1.050          1.044           68,258
                                                       2004      1.042          1.050           17,850
                                                       2003      1.000          1.042           17,850

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.514          1.606               --
                                                       2005      1.379          1.514            2,019
                                                       2004      1.214          1.379               --
                                                       2003      1.000          1.214               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.489          1.574               --
                                                       2005      1.474          1.489            2,088
                                                       2004      1.318          1.474               --
                                                       2003      1.000          1.318               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.288          1.328               --
                                                       2005      1.277          1.288          638,367
                                                       2004      1.168          1.277          315,415
                                                       2003      1.000          1.168           16,637

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.613          1.851               --
                                                       2005      1.503          1.613           46,361
                                                       2004      1.324          1.503            8,837
                                                       2003      1.000          1.324               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372           53,324
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.052               --
                                                       2005      1.000          1.001               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109           44,926
                                                       2004      1.000          1.091               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.372          1.430               --
                                                       2005      1.372          1.372            4,408
                                                       2004      1.270          1.372               --
                                                       2003      1.000          1.270               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.232               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.122               --
                                                       2005      1.000          0.980            9,317

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.321          1.369               --
                                                       2005      1.250          1.321           37,389
                                                       2004      1.228          1.250               --
                                                       2003      1.000          1.228               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.557          1.484               --
                                                       2007      1.358          1.557               --
                                                       2006      1.347          1.358               --
                                                       2005      1.273          1.347               --
                                                       2004      1.213          1.273               --
                                                       2003      1.000          1.213               --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.201          1.254               --
                                                       2005      1.172          1.201               --
                                                       2004      1.076          1.172               --
                                                       2003      1.000          1.076               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.234          1.201               --
                                                       2005      1.096          1.234               --
                                                       2004      1.033          1.096               --
                                                       2003      1.000          1.033               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.060          1.478           38,264
                                                       2008      1.757          1.060           39,067
                                                       2007      1.561          1.757           39,549
                                                       2006      1.323          1.561           35,939
                                                       2005      1.184          1.323           35,940
                                                       2004      1.065          1.184               --
                                                       2003      1.000          1.065               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      0.854          1.167           78,454
                                                       2008      1.556          0.854           80,145
                                                       2007      1.414          1.556           81,188
                                                       2006      1.310          1.414           73,070
                                                       2005      1.150          1.310           73,074
                                                       2004      1.044          1.150               --
                                                       2003      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      0.842          1.083           84,177
                                                       2008      1.383          0.842           90,352
                                                       2007      1.344          1.383           91,509
                                                       2006      1.191          1.344           82,440
                                                       2005      1.148          1.191           82,451
                                                       2004      1.062          1.148               --
                                                       2003      1.000          1.062               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.435          1.418               --
                                                       2005      1.239          1.435               --
                                                       2004      1.058          1.239               --
                                                       2003      1.000          1.058               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.423          1.849               --
                                                       2005      1.355          1.423               --
                                                       2004      1.053          1.355               --
                                                       2003      1.000          1.053               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408               --
                                                       2005      1.201          1.297               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440               --
                                                       2005      1.199          1.294               --
                                                       2004      1.067          1.199               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2009      0.959          1.274               --
                                                       2008      1.706          0.959               --
                                                       2007      1.482          1.706               --
                                                       2006      1.355          1.482               --
                                                       2005      1.184          1.355               --
                                                       2004      1.048          1.184               --
                                                       2003      1.000          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.122          1.537               --
                                                       2008      1.897          1.122               --
                                                       2007      1.679          1.897               --
                                                       2006      1.525          1.679               --
                                                       2005      1.319          1.525               --
                                                       2004      1.080          1.319               --
                                                       2003      1.000          1.080               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.836          1.110               --
                                                       2008      1.213          0.836               --
                                                       2007      1.193          1.213               --
                                                       2006      1.030          1.193               --
                                                       2005      1.000          1.030               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2009      0.756          1.064               --
                                                       2008      1.342          0.756               --
                                                       2007      1.232          1.342               --
                                                       2006      1.157          1.232               --
                                                       2005      1.127          1.157               --
                                                       2004      1.031          1.127               --
                                                       2003      1.000          1.031               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.260          1.462               --
                                                       2005      1.164          1.260               --
                                                       2004      1.055          1.164               --
                                                       2003      1.000          1.055               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.615          2.376               --
                                                       2007      2.073          2.615               --
                                                       2006      1.652          2.073               --
                                                       2005      1.323          1.652               --
                                                       2004      1.083          1.323               --
                                                       2003      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.050          1.410               --
                                                       2008      1.798          1.050               --
                                                       2007      1.590          1.798               --
                                                       2006      1.336          1.590               --
                                                       2005      1.238          1.336               --
                                                       2004      1.066          1.238               --
                                                       2003      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.307          1.560               --
                                                       2005      1.226          1.307               --
                                                       2004      1.078          1.226               --
                                                       2003      1.000          1.078               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (3/03).............................................  2009      0.977          1.383               --
                                                       2008      1.777          0.977               --
                                                       2007      1.490          1.777               --
                                                       2006      1.342          1.490               --
                                                       2005      1.223          1.342               --
                                                       2004      1.036          1.223               --
                                                       2003      1.000          1.036               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.202          1.344               --
                                                       2005      1.180          1.202               --
                                                       2004      1.048          1.180               --
                                                       2003      1.000          1.048               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.133          1.204               --
                                                       2006      1.077          1.133               --
                                                       2005      1.034          1.077               --
                                                       2004      1.026          1.034               --
                                                       2003      1.000          1.026               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (3/03).............................................  2009      0.805          0.953               --
                                                       2008      1.400          0.805               --
                                                       2007      1.362          1.400               --
                                                       2006      1.207          1.362               --
                                                       2005      1.156          1.207               --
                                                       2004      1.070          1.156               --
                                                       2003      1.000          1.070               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (3/03)........................  2009      0.784          1.033           22,793
                                                       2008      1.342          0.784           27,433
                                                       2007      1.350          1.342           27,439
                                                       2006      1.267          1.350           27,445
                                                       2005      1.158          1.267           27,451
                                                       2004      1.075          1.158               --
                                                       2003      1.000          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (3/03)...................................  2009      0.954          1.142               --
                                                       2008      1.378          0.954               --
                                                       2007      1.297          1.378               --
                                                       2006      1.154          1.297               --
                                                       2005      1.129          1.154               --
                                                       2004      1.059          1.129               --
                                                       2003      1.000          1.059               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.880          0.865               --
                                                       2008      1.273          0.880               --
                                                       2007      1.276          1.273               --

  LMPVET ClearBridge Variable Capital Subaccount
  (3/03).............................................  2009      0.722          0.992               --
                                                       2008      1.274          0.722               --
                                                       2007      1.277          1.274               --
                                                       2006      1.147          1.277               --
                                                       2005      1.112          1.147               --
                                                       2004      1.065          1.112               --
                                                       2003      1.000          1.065               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (3/03)..................................  2009      0.873          1.044               --
                                                       2008      1.248          0.873               --
                                                       2007      1.197          1.248               --
                                                       2006      1.036          1.197               --
                                                       2005      1.059          1.036               --
                                                       2004      1.046          1.059               --
                                                       2003      1.000          1.046               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (3/03).......................  2009      0.783          0.941           18,102
                                                       2008      1.229          0.783           19,789
                                                       2007      1.191          1.229           21,699
                                                       2006      1.100          1.191            6,382
                                                       2005      1.077          1.100            6,388
                                                       2004      1.047          1.077               --
                                                       2003      1.000          1.047               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (3/03)........................  2009      0.820          1.039               --
                                                       2008      1.320          0.820               --
                                                       2007      1.330          1.320               --
                                                       2006      1.163          1.330               --
                                                       2005      1.132          1.163               --
                                                       2004      1.068          1.132               --
                                                       2003      1.000          1.068               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      0.899          1.097               --
                                                       2008      1.426          0.899               --
                                                       2007      1.401          1.426               --
                                                       2006      1.209          1.401               --
                                                       2005      1.158          1.209               --
                                                       2004      1.071          1.158               --
                                                       2003      1.000          1.071               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.686          0.957               --
                                                       2008      1.117          0.686               --
                                                       2007      1.083          1.117               --
                                                       2006      1.056          1.083               --
                                                       2005      1.025          1.056               --
                                                       2004      1.042          1.025               --
                                                       2003      1.000          1.042               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (3/03)...................................  2009      0.890          1.186               --
                                                       2008      1.404          0.890               --
                                                       2007      1.337          1.404               --
                                                       2006      1.189          1.337               --
                                                       2005      1.120          1.189               --
                                                       2004      1.036          1.120               --
                                                       2003      1.000          1.036               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.843          1.179               --
                                                       2008      1.451          0.843               --
                                                       2007      1.346          1.451               --
                                                       2006      1.219          1.346               --
                                                       2005      1.186          1.219               --
                                                       2004      1.051          1.186               --
                                                       2003      1.000          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.831          0.807               --
                                                       2008      1.356          0.831               --
                                                       2007      1.320          1.356               --
                                                       2006      1.170          1.320               --
                                                       2005      1.145          1.170               --
                                                       2004      1.061          1.145               --
                                                       2003      1.000          1.061               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.239          1.257               --
                                                       2006      1.126          1.239               --
                                                       2005      1.110          1.126               --
                                                       2004      1.061          1.110               --
                                                       2003      1.000          1.061               --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (3/03)..............  2009      1.052          1.033               --
                                                       2008      1.047          1.052               --
                                                       2007      1.018          1.047               --
                                                       2006      0.993          1.018               --
                                                       2005      0.986          0.993               --
                                                       2004      0.998          0.986               --
                                                       2003      1.000          0.998               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.777          0.894               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.991          0.993               --
                                                       2004      1.000          0.991               --
                                                       2003      1.000          1.000               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (3/03)...........................  2009      0.939          1.098               --
                                                       2008      1.109          0.939               --
                                                       2007      1.110          1.109               --
                                                       2006      1.075          1.110               --
                                                       2005      1.070          1.075               --
                                                       2004      1.023          1.070               --
                                                       2003      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (3/03)..................................  2009      0.825          1.293               --
                                                       2008      1.203          0.825               --
                                                       2007      1.224          1.203               --
                                                       2006      1.126          1.224               --
                                                       2005      1.120          1.126               --
                                                       2004      1.035          1.120               --
                                                       2003      1.000          1.035               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.352          1.441               --
                                                       2006      1.223          1.352               --
                                                       2005      1.190          1.223               --
                                                       2004      1.050          1.190               --
                                                       2003      1.000          1.050               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.335          1.399               --
                                                       2006      1.154          1.335               --
                                                       2005      1.132          1.154               --
                                                       2004      1.067          1.132               --
                                                       2003      1.000          1.067               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.380          1.432               --
                                                       2006      1.201          1.380               --
                                                       2005      1.188          1.201               --
                                                       2004      1.076          1.188               --
                                                       2003      1.000          1.076               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.529          1.683               --
                                                       2006      1.390          1.529            3,420
                                                       2005      1.311          1.390            3,423
                                                       2004      1.079          1.311               --
                                                       2003      1.000          1.079               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.450          1.518               --
                                                       2006      1.373          1.450               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.929          1.084               --
                                                       2008      1.512          0.929               --
                                                       2007      1.505          1.512               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.581          0.770               --
                                                       2008      1.015          0.581               --
                                                       2007      1.216          1.015               --
                                                       2006      1.003          1.216               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.847          1.071               --
                                                       2008      1.156          0.847               --
                                                       2007      1.192          1.156               --
                                                       2006      1.122          1.192               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      0.934          1.423               --
                                                       2008      1.609          0.934               --
                                                       2007      1.656          1.609               --
                                                       2006      1.508          1.656               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      1.055          1.480               --
                                                       2008      1.852          1.055               --
                                                       2007      1.449          1.852               --
                                                       2006      1.418          1.449               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.642          0.861               --
                                                       2008      1.063          0.642               --
                                                       2007      1.203          1.063               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.680          0.788               --
                                                       2008      1.090          0.680               --
                                                       2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2009      0.632          0.783           14,040
                                                       2008      1.053          0.632           15,349
                                                       2007      1.069          1.053           16,831
                                                       2006      0.970          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.745          0.707               --
                                                       2008      1.327          0.745               --
                                                       2007      1.210          1.327               --
                                                       2006      1.229          1.210               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.800          1.051               --
                                                       2008      1.329          0.800               --
                                                       2007      1.218          1.329               --
                                                       2006      1.231          1.218               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.087          1.798               --
                                                       2008      2.379          1.087               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.089          1.404               --
                                                       2008      1.929          1.089               --
                                                       2007      1.843          1.929               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.055          1.224               --
                                                       2008      1.154          1.055               --
                                                       2007      1.093          1.154               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.305          1.450               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      0.921          1.118               --
                                                       2008      1.400          0.921               --
                                                       2007      1.361          1.400               --
                                                       2006      1.270          1.361               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.104          1.217               --
                                                       2006      1.052          1.104               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.054          1.375               --
                                                       2008      1.206          1.054               --
                                                       2007      1.154          1.206               --
                                                       2006      1.117          1.154               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.670          0.830               --
                                                       2008      0.974          0.670               --
                                                       2007      1.026          0.974               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.742          1.085               --
                                                       2008      1.396          0.742               --
                                                       2007      1.183          1.396               --
                                                       2006      1.216          1.183               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2009      1.021          1.094           41,414
                                                       2008      1.081          1.021           41,879
                                                       2007      1.040          1.081           41,879
                                                       2006      1.000          1.040           41,879

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.727          0.912               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.677          0.668               --
                                                       2008      1.156          0.677               --
                                                       2007      1.181          1.156               --
                                                       2006      1.000          1.181               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.670          0.698               --
                                                       2008      1.240          0.670               --
                                                       2007      1.217          1.240               --
                                                       2006      1.205          1.217               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.764          0.911               --
                                                       2008      1.278          0.764               --
                                                       2007      1.254          1.278               --
                                                       2006      1.226          1.254               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.816          1.119               --
                                                       2008      1.234          0.816               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.624          0.804               --
                                                       2008      1.069          0.624               --
                                                       2007      1.057          1.069               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.902          1.065               --
                                                       2008      1.075          0.902               --
                                                       2007      1.040          1.075               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.825          1.000               --
                                                       2008      1.074          0.825               --
                                                       2007      1.046          1.074               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.751          0.931               --
                                                       2008      1.075          0.751               --
                                                       2007      1.051          1.075               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.683          0.864               --
                                                       2008      1.074          0.683               --
                                                       2007      1.056          1.074               --
                                                       2006      1.002          1.056               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.721          0.884               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      0.989          1.146               --
                                                       2008      1.299          0.989               --
                                                       2007      1.273          1.299               --
                                                       2006      1.194          1.273               --

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2009      1.069          1.265               --
                                                       2008      1.461          1.069               --
                                                       2007      1.385          1.461               --
                                                       2006      1.257          1.385               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.635          0.870               --
                                                       2008      1.091          0.635               --
                                                       2007      1.048          1.091               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2009      0.647          0.907               --
                                                       2008      1.139          0.647               --
                                                       2007      1.066          1.139               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.068          1.088               --
                                                       2006      1.083          1.068               --
                                                       2005      1.083          1.083               --
                                                       2004      1.015          1.083               --
                                                       2003      1.000          1.015               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.165          1.302               --
                                                       2008      1.135          1.165            9,378
                                                       2007      1.065          1.135            9,392
                                                       2006      1.047          1.065            9,404
                                                       2005      1.043          1.047            9,418
                                                       2004      1.015          1.043               --
                                                       2003      1.000          1.015               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.714          1.852               --
                                                       2006      1.369          1.714               --
                                                       2005      1.246          1.369               --
                                                       2004      1.094          1.246               --
                                                       2003      1.000          1.094               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.608          1.714               --
                                                       2006      1.399          1.608               --
                                                       2005      1.334          1.399               --
                                                       2004      1.079          1.334               --
                                                       2003      1.000          1.079               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.156          1.229               --
                                                       2005      1.085          1.156               --
                                                       2004      1.040          1.085               --
                                                       2003      1.000          1.040               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.168          1.226               --
                                                       2005      1.141          1.168               --
                                                       2004      1.060          1.141               --
                                                       2003      1.000          1.060               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.171          1.205               --
                                                       2005      1.099          1.171               --
                                                       2004      1.053          1.099               --
                                                       2003      1.000          1.053               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.008          1.010               --
                                                       2005      1.000          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.072               --
                                                       2005      1.000          1.037               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.093               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041               --
                                                       2005      1.000          1.023               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.016          1.005               --
                                                       2005      1.023          1.016           41,879
                                                       2004      1.015          1.023               --
                                                       2003      1.000          1.015               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.295          1.373               --
                                                       2005      1.180          1.295               --
                                                       2004      1.039          1.180               --
                                                       2003      1.000          1.039               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.151          1.216               --
                                                       2005      1.140          1.151               --
                                                       2004      1.019          1.140               --
                                                       2003      1.000          1.019               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.159          1.194               --
                                                       2005      1.149          1.159               --
                                                       2004      1.052          1.149               --
                                                       2003      1.000          1.052               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257               --
                                                       2005      1.117          1.165               --
                                                       2004      1.000          1.117               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.314          1.508               --
                                                       2005      1.225          1.314               --
                                                       2004      1.080          1.225               --
                                                       2003      1.000          1.080               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.198          1.270               --
                                                       2005      1.154          1.198               --
                                                       2004      1.060          1.154               --
                                                       2003      1.000          1.060               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.052               --
                                                       2005      1.000          1.001               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117               --
                                                       2005      1.091          1.108               --
                                                       2004      1.000          1.091               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.152          1.201               --
                                                       2005      1.153          1.152               --
                                                       2004      1.067          1.153               --
                                                       2003      1.000          1.067               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.231               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.122               --
                                                       2005      1.000          0.979               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.112          1.153               --
                                                       2005      1.053          1.112               --
                                                       2004      1.035          1.053               --
                                                       2003      1.000          1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.292          1.231               --
                                                       2007      1.128          1.292               --
                                                       2006      1.119          1.128               --
                                                       2005      1.058          1.119               --
                                                       2004      1.009          1.058               --
                                                       2003      1.000          1.009               --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.458          1.521                --
                                                       2005      1.424          1.458           140,253
                                                       2004      1.309          1.424           362,282
                                                       2003      1.000          1.309           237,514

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.419          1.379                --
                                                       2005      1.263          1.419             1,800
                                                       2004      1.192          1.263             1,803
                                                       2003      1.000          1.192                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.353          1.883           454,661
                                                       2008      2.245          1.353           523,274
                                                       2007      1.998          2.245           657,192
                                                       2006      1.696          1.998           864,535
                                                       2005      1.520          1.696           811,619
                                                       2004      1.369          1.520           533,744
                                                       2003      1.000          1.369           205,814

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.094          1.492         1,526,297
                                                       2008      1.996          1.094         1,602,470
                                                       2007      1.816          1.996         2,034,360
                                                       2006      1.684          1.816         2,635,966
                                                       2005      1.482          1.684         2,784,245
                                                       2004      1.346          1.482         1,629,015
                                                       2003      1.000          1.346           866,521

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.037          1.331         1,123,736
                                                       2008      1.705          1.037         1,317,921
                                                       2007      1.659          1.705         1,810,683
                                                       2006      1.472          1.659         2,313,920
                                                       2005      1.422          1.472         2,631,106
                                                       2004      1.317          1.422         2,411,470
                                                       2003      1.000          1.317         1,601,516

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.670          1.649                --
                                                       2005      1.444          1.670            44,279
                                                       2004      1.235          1.444                --
                                                       2003      1.000          1.235                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.748          2.267                --
                                                       2005      1.667          1.748            88,913
                                                       2004      1.297          1.667                --
                                                       2003      1.000          1.297                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293           586,777
                                                       2004      1.073          1.199             5,451
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290           261,267
                                                       2004      1.067          1.197            25,758
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2009      1.167          1.549           238,047
                                                       2008      2.079          1.167           189,706
                                                       2007      1.809          2.079           187,598
                                                       2006      1.657          1.809           274,843
                                                       2005      1.450          1.657           298,383
                                                       2004      1.285          1.450           235,064
                                                       2003      1.000          1.285           183,952

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.484          2.029           156,692
                                                       2008      2.512          1.484           158,028
                                                       2007      2.227          2.512           214,684
                                                       2006      2.025          2.227           305,129
                                                       2005      1.754          2.025           330,684
                                                       2004      1.438          1.754           130,123
                                                       2003      1.000          1.438           103,075

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.831          1.102            10,579
                                                       2008      1.208          0.831            13,329
                                                       2007      1.190          1.208            13,321
                                                       2006      1.029          1.190            46,675
                                                       2005      1.000          1.029            56,165

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2009      1.014          1.424           136,438
                                                       2008      1.802          1.014           140,330
                                                       2007      1.656          1.802           153,135
                                                       2006      1.558          1.656           255,628
                                                       2005      1.520          1.558           493,679
                                                       2004      1.393          1.520           531,243
                                                       2003      1.000          1.393           463,523

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.501          1.739                --
                                                       2005      1.388          1.501         1,239,537
                                                       2004      1.260          1.388           611,462
                                                       2003      1.000          1.260           444,937

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.458          3.140                --
                                                       2007      2.745          3.458            75,746
                                                       2006      2.191          2.745           141,959
                                                       2005      1.757          2.191           184,860
                                                       2004      1.440          1.757            41,295
                                                       2003      1.000          1.440            15,709

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.372          1.839           159,251
                                                       2008      2.352          1.372           180,428
                                                       2007      2.083          2.352           219,901
                                                       2006      1.753          2.083           290,183
                                                       2005      1.627          1.753           471,856
                                                       2004      1.403          1.627           281,288
                                                       2003      1.000          1.403           172,058

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.666          1.985                --
                                                       2005      1.564          1.666           355,765
                                                       2004      1.378          1.564             7,737
                                                       2003      1.000          1.378                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (3/03).............................................  2009      1.230          1.738            13,080
                                                       2008      2.240          1.230            13,215
                                                       2007      1.881          2.240            13,379
                                                       2006      1.697          1.881            13,379
                                                       2005      1.548          1.697            21,382
                                                       2004      1.314          1.548            19,003
                                                       2003      1.000          1.314            12,929

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519           122,253
                                                       2004      1.329          1.493            53,933
                                                       2003      1.000          1.329            42,618

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.443          1.533                --
                                                       2006      1.374          1.443                --
                                                       2005      1.321          1.374             2,392
                                                       2004      1.313          1.321             2,533
                                                       2003      1.000          1.313                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (3/03).............................................  2009      0.974          1.152           664,374
                                                       2008      1.697          0.974           661,476
                                                       2007      1.654          1.697           741,668
                                                       2006      1.468          1.654           786,661
                                                       2005      1.408          1.468           850,723
                                                       2004      1.306          1.408           657,738
                                                       2003      1.000          1.306           191,942

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (3/03)........................  2009      0.939          1.237           229,803
                                                       2008      1.611          0.939           242,389
                                                       2007      1.623          1.611           261,241
                                                       2006      1.525          1.623           377,733
                                                       2005      1.396          1.525           573,307
                                                       2004      1.298          1.396           792,403
                                                       2003      1.000          1.298           474,395

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (3/03)...................................  2009      1.092          1.304           349,602
                                                       2008      1.579          1.092           263,188
                                                       2007      1.488          1.579           372,808
                                                       2006      1.325          1.488           485,039
                                                       2005      1.299          1.325           542,992
                                                       2004      1.221          1.299           469,941
                                                       2003      1.000          1.221           296,363

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.041          1.022                --
                                                       2008      1.508          1.041           122,964
                                                       2007      1.512          1.508           217,116

  LMPVET ClearBridge Variable Capital Subaccount
  (3/03).............................................  2009      0.863          1.184         1,405,037
                                                       2008      1.525          0.863         1,692,473
                                                       2007      1.531          1.525         2,391,171
                                                       2006      1.377          1.531         3,842,183
                                                       2005      1.338          1.377         4,842,584
                                                       2004      1.282          1.338         5,278,165
                                                       2003      1.000          1.282         2,498,984

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (3/03)..................................  2009      1.005          1.200            45,781
                                                       2008      1.438          1.005            47,900
                                                       2007      1.381          1.438            69,476
                                                       2006      1.197          1.381            82,618
                                                       2005      1.226          1.197           119,865
                                                       2004      1.212          1.226            97,835
                                                       2003      1.000          1.212            55,974

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (3/03).......................  2009      0.882          1.058         1,315,531
                                                       2008      1.386          0.882         1,449,637
                                                       2007      1.345          1.386         2,375,429
                                                       2006      1.244          1.345         2,778,945
                                                       2005      1.220          1.244         3,298,494
                                                       2004      1.187          1.220         3,238,933
                                                       2003      1.000          1.187         1,525,326

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (3/03)........................  2009      1.071          1.355           297,655
                                                       2008      1.726          1.071           311,794
                                                       2007      1.742          1.726           336,611
                                                       2006      1.525          1.742           467,529
                                                       2005      1.487          1.525           545,135
                                                       2004      1.405          1.487           643,473
                                                       2003      1.000          1.405           232,202

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.103          1.344            72,883
                                                       2008      1.752          1.103            47,341
                                                       2007      1.724          1.752            48,135
                                                       2006      1.490          1.724            53,833
                                                       2005      1.430          1.490            54,139
                                                       2004      1.324          1.430            46,349
                                                       2003      1.000          1.324            52,094

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.902          1.256            33,978
                                                       2008      1.470          0.902            86,211
                                                       2007      1.427          1.470            86,484
                                                       2006      1.395          1.427            94,925
                                                       2005      1.355          1.395           209,520
                                                       2004      1.380          1.355           270,620
                                                       2003      1.000          1.380           218,751

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (3/03)...................................  2009      1.105          1.469           191,135
                                                       2008      1.745          1.105           191,284
                                                       2007      1.665          1.745           240,719
                                                       2006      1.482          1.665           303,725
                                                       2005      1.399          1.482           265,708
                                                       2004      1.295          1.399           451,845
                                                       2003      1.000          1.295            96,452

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.215          1.697           109,875
                                                       2008      2.095          1.215           111,473
                                                       2007      1.947          2.095           155,073
                                                       2006      1.765          1.947           134,313
                                                       2005      1.720          1.765           115,598
                                                       2004      1.527          1.720           102,831
                                                       2003      1.000          1.527            92,834

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.979          0.952                --
                                                       2008      1.602          0.979           175,078
                                                       2007      1.561          1.602           201,922
                                                       2006      1.386          1.561           251,119
                                                       2005      1.359          1.386           338,029
                                                       2004      1.260          1.359           253,471
                                                       2003      1.000          1.260           180,603

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.470          1.490                --
                                                       2006      1.338          1.470           281,611
                                                       2005      1.321          1.338           311,783
                                                       2004      1.265          1.321           339,788
                                                       2003      1.000          1.265           115,550

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (3/03)..............  2009      1.034          1.013           273,294
                                                       2008      1.030          1.034         1,433,574
                                                       2007      1.003          1.030           649,903
                                                       2006      0.980          1.003           443,433
                                                       2005      0.975          0.980           392,876
                                                       2004      0.988          0.975           640,242
                                                       2003      1.000          0.988         1,362,492

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.769          0.884            28,183
                                                       2008      0.998          0.769            46,493
                                                       2007      1.006          0.998            93,410
                                                       2006      0.988          1.006           127,075
                                                       2005      0.987          0.988           168,054
                                                       2004      0.997          0.987           439,234
                                                       2003      1.000          0.997           177,825

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (3/03)...........................  2009      0.978          1.141           155,107
                                                       2008      1.157          0.978           184,366
                                                       2007      1.160          1.157           276,692
                                                       2006      1.125          1.160           348,481
                                                       2005      1.121          1.125           359,665
                                                       2004      1.074          1.121           315,679
                                                       2003      1.000          1.074           260,925

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (3/03)..................................  2009      0.935          1.463           182,454
                                                       2008      1.366          0.935           189,132
                                                       2007      1.392          1.366           227,429
                                                       2006      1.282          1.392           463,428
                                                       2005      1.277          1.282           557,631
                                                       2004      1.182          1.277           624,970
                                                       2003      1.000          1.182           282,311

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.839          1.958                --
                                                       2006      1.665          1.839            73,565
                                                       2005      1.622          1.665            28,590
                                                       2004      1.434          1.622            26,277
                                                       2003      1.000          1.434            19,260

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.747          1.829                --
                                                       2006      1.512          1.747            17,123
                                                       2005      1.485          1.512            37,708
                                                       2004      1.402          1.485           156,587
                                                       2003      1.000          1.402           153,511

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           371,086
                                                       2005      1.364          1.378           511,924
                                                       2004      1.238          1.364           289,652
                                                       2003      1.000          1.238           132,649

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767         1,130,430
                                                       2005      1.520          1.610         1,169,872
                                                       2004      1.253          1.520           297,705
                                                       2003      1.000          1.253           224,172

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.683          1.761                --
                                                       2006      1.596          1.683           879,277

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.075          1.253           566,755
                                                       2008      1.753          1.075           614,747
                                                       2007      1.747          1.753           659,686

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.579          0.765           156,668
                                                       2008      1.013          0.579           132,783
                                                       2007      1.215          1.013           141,637
                                                       2006      1.003          1.215           209,049

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.843          1.064            22,423
                                                       2008      1.152          0.843            30,642
                                                       2007      1.190          1.152            33,093
                                                       2006      1.120          1.190            13,637

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      1.135          1.726            64,152
                                                       2008      1.958          1.135            73,105
                                                       2007      2.019          1.958           128,922
                                                       2006      1.839          2.019           119,573

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      1.222          1.712            60,011
                                                       2008      2.149          1.222            65,646
                                                       2007      1.684          2.149            65,283
                                                       2006      1.649          1.684            87,457

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.639          0.855            48,981
                                                       2008      1.059          0.639            19,292
                                                       2007      1.200          1.059            20,307

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.677          0.784           760,067
                                                       2008      1.087          0.677           872,397
                                                       2007      1.072          1.087         1,318,709
                                                       2006      1.001          1.072         1,109,321

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2009      0.629          0.779         1,157,006
                                                       2008      1.051          0.629         1,275,701
                                                       2007      1.068          1.051         1,423,824
                                                       2006      0.970          1.068            23,129

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.895          0.849                --
                                                       2008      1.594          0.895               515
                                                       2007      1.457          1.594            11,819
                                                       2006      1.480          1.457            61,682

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.795          1.044            11,413
                                                       2008      1.324          0.795             8,875
                                                       2007      1.215          1.324             7,611
                                                       2006      1.229          1.215             8,360

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.434          2.371            54,640
                                                       2008      3.144          1.434            47,708

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.358          1.748            28,983
                                                       2008      2.410          1.358            34,462
                                                       2007      2.304          2.410            38,143

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.076          1.246           344,697
                                                       2008      1.178          1.076           361,394
                                                       2007      1.117          1.178           449,460

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.200          1.332         1,084,453

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      1.044          1.265            78,438
                                                       2008      1.589          1.044            77,150
                                                       2007      1.547          1.589            79,203
                                                       2006      1.445          1.547            79,296

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.101          1.213                --
                                                       2006      1.051          1.101            21,269

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.047          1.363           283,818
                                                       2008      1.199          1.047           356,372
                                                       2007      1.149          1.199           394,877
                                                       2006      1.114          1.149           475,005

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.667          0.825           377,009
                                                       2008      0.972          0.667           408,529
                                                       2007      1.025          0.972           526,114
                                                       2006      1.003          1.025           554,243

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.951          1.388            25,671
                                                       2008      1.791          0.951            39,530
                                                       2007      1.521          1.791            32,066
                                                       2006      1.564          1.521            17,371

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2009      1.039          1.111           152,149
                                                       2008      1.101          1.039           179,617
                                                       2007      1.061          1.101           232,395
                                                       2006      1.000          1.061           322,815

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.872          1.093           106,849

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.796          0.786                --
                                                       2008      1.362          0.796             1,786
                                                       2007      1.393          1.362             1,788
                                                       2006      1.000          1.393             8,679

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.772          0.804                --
                                                       2008      1.430          0.772           114,736
                                                       2007      1.406          1.430           143,979
                                                       2006      1.393          1.406           160,770

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.942          1.122            89,744
                                                       2008      1.579          0.942            90,378
                                                       2007      1.551          1.579           311,173
                                                       2006      1.518          1.551           392,843

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.972          1.331             5,479
                                                       2008      1.472          0.972             5,484

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.621          0.799                --
                                                       2008      1.067          0.621                --
                                                       2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.898          1.059            20,340
                                                       2008      1.072          0.898            81,818
                                                       2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.822          0.994           387,182
                                                       2008      1.071          0.822           175,786
                                                       2007      1.045          1.071           214,510
                                                       2006      1.002          1.045           226,603

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.748          0.926           610,955
                                                       2008      1.072          0.748           607,552
                                                       2007      1.050          1.072           110,983
                                                       2006      1.002          1.050           400,365

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.680          0.859            54,429
                                                       2008      1.072          0.680            56,451
                                                       2007      1.055          1.072            15,750
                                                       2006      1.002          1.055           267,079

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.717          0.878           239,584

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      1.088          1.260           629,668
                                                       2008      1.432          1.088           712,108
                                                       2007      1.405          1.432         1,086,729
                                                       2006      1.320          1.405         1,563,036

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2009      1.052          1.244                --
                                                       2008      1.453          1.052                --
                                                       2007      1.380          1.453           150,747
                                                       2006      1.254          1.380            94,337

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.633          0.865           714,157
                                                       2008      1.088          0.633           823,186
                                                       2007      1.047          1.088           956,424
                                                       2006      0.996          1.047         1,506,577

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2009      0.645          0.902             2,529
                                                       2008      1.136          0.645             2,532
                                                       2007      1.064          1.136             2,535
                                                       2006      0.998          1.064             2,538

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           373,655
                                                       2005      1.110          1.109           417,778
                                                       2004      1.042          1.110           367,544
                                                       2003      1.000          1.042           113,385

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.161          1.197                --
                                                       2008      1.132          1.161         1,129,872
                                                       2007      1.064          1.132         1,339,136
                                                       2006      1.048          1.064         1,671,139
                                                       2005      1.046          1.048         1,914,461
                                                       2004      1.019          1.046         1,945,063
                                                       2003      1.000          1.019         1,312,100

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.144          2.316                --
                                                       2006      1.716          2.144            70,497
                                                       2005      1.563          1.716            47,285
                                                       2004      1.375          1.563            47,541
                                                       2003      1.000          1.375            94,637

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.286          2.437                --
                                                       2006      1.993          2.286           146,899
                                                       2005      1.903          1.993           120,299
                                                       2004      1.541          1.903           101,682
                                                       2003      1.000          1.541            74,439

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.393          1.480                --
                                                       2005      1.309          1.393            79,708
                                                       2004      1.257          1.309            83,744
                                                       2003      1.000          1.257            87,325

  Travelers Equity Income Subaccount (3/03)..........  2006      1.448          1.518                --
                                                       2005      1.416          1.448           444,594
                                                       2004      1.318          1.416           219,694
                                                       2003      1.000          1.318           126,336

  Travelers Large Cap Subaccount (3/03)..............  2006      1.354          1.393                --
                                                       2005      1.274          1.354           111,115
                                                       2004      1.222          1.274            81,402
                                                       2003      1.000          1.222            13,476

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.007          1.009                --
                                                       2005      1.000          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071                --
                                                       2005      1.000          1.036           262,955

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092                --
                                                       2005      1.000          1.049           249,318

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040                --
                                                       2005      1.000          1.022           159,528

  Travelers Managed Income Subaccount (3/03).........  2006      1.038          1.026                --
                                                       2005      1.047          1.038           462,614
                                                       2004      1.040          1.047           526,259
                                                       2003      1.000          1.040           400,369

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.506          1.596                --
                                                       2005      1.374          1.506           854,085
                                                       2004      1.212          1.374            26,955
                                                       2003      1.000          1.212            25,929

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.481          1.564                --
                                                       2005      1.469          1.481            19,350
                                                       2004      1.316          1.469                --
                                                       2003      1.000          1.316                --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.281          1.320                --
                                                       2005      1.272          1.281         1,869,005
                                                       2004      1.167          1.272         1,202,054
                                                       2003      1.000          1.167           861,319

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163           407,188
                                                       2004      1.000          1.116            44,093

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.604          1.839                --
                                                       2005      1.497          1.604           141,407
                                                       2004      1.322          1.497           105,467
                                                       2003      1.000          1.322            43,023

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            29,935
                                                       2004      1.210          1.316            42,752
                                                       2003      1.000          1.210            19,456

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051                --
                                                       2005      1.000          1.000                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114                --
                                                       2005      1.090          1.105           387,357
                                                       2004      1.000          1.090           182,047

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.365          1.421                --
                                                       2005      1.367          1.365            92,832
                                                       2004      1.268          1.367            90,905
                                                       2003      1.000          1.268            15,532

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229                --
                                                       2005      1.000          1.070             5,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120                --
                                                       2005      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.314          1.361                --
                                                       2005      1.246          1.314             8,681
                                                       2004      1.226          1.246             9,636
                                                       2003      1.000          1.226             9,148

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.542          1.469                --
                                                       2007      1.348          1.542            34,367
                                                       2006      1.339          1.348            41,140
                                                       2005      1.269          1.339           375,080
                                                       2004      1.211          1.269           364,551
                                                       2003      1.000          1.211           311,266




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.196          1.248              --
                                                       2005      1.170          1.196              --
                                                       2004      1.075          1.170              --
                                                       2003      1.000          1.075              --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.229          1.194              --
                                                       2005      1.094          1.229              --
                                                       2004      1.033          1.094              --
                                                       2003      1.000          1.033              --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.049          1.460              --
                                                       2008      1.742          1.049              --
                                                       2007      1.552          1.742              --
                                                       2006      1.318          1.552              --
                                                       2005      1.181          1.318              --
                                                       2004      1.065          1.181              --
                                                       2003      1.000          1.065              --

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      0.846          1.153              --
                                                       2008      1.544          0.846              --
                                                       2007      1.405          1.544              --
                                                       2006      1.304          1.405              --
                                                       2005      1.148          1.304              --
                                                       2004      1.043          1.148              --
                                                       2003      1.000          1.043              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      0.834          1.070              --
                                                       2008      1.372          0.834              --
                                                       2007      1.336          1.372              --
                                                       2006      1.186          1.336              --
                                                       2005      1.146          1.186              --
                                                       2004      1.062          1.146              --
                                                       2003      1.000          1.062              --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.429          1.411              --
                                                       2005      1.236          1.429              --
                                                       2004      1.058          1.236              --
                                                       2003      1.000          1.058              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.417          1.838              --
                                                       2005      1.352          1.417           4,502
                                                       2004      1.052          1.352              --
                                                       2003      1.000          1.052              --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401              --
                                                       2005      1.199          1.291              --
                                                       2004      1.073          1.199              --
                                                       2003      1.000          1.073              --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433              --
                                                       2005      1.197          1.289              --
                                                       2004      1.067          1.197              --
                                                       2003      1.000          1.067              --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2009      0.949          1.259              --
                                                       2008      1.692          0.949              --
                                                       2007      1.473          1.692              --
                                                       2006      1.350          1.473              --
                                                       2005      1.181          1.350              --
                                                       2004      1.047          1.181              --
                                                       2003      1.000          1.047              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.111          1.512              --
                                                       2008      1.881          1.111              --
                                                       2007      1.669          1.881              --
                                                       2006      1.518          1.669              --
                                                       2005      1.316          1.518              --
                                                       2004      1.079          1.316              --
                                                       2003      1.000          1.079              --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.830          1.100              --
                                                       2008      1.206          0.830              --
                                                       2007      1.189          1.206              --
                                                       2006      1.028          1.189              --
                                                       2005      1.000          1.028              --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2009      0.748          1.051              --
                                                       2008      1.331          0.748              --
                                                       2007      1.224          1.331              --
                                                       2006      1.152          1.224              --
                                                       2005      1.124          1.152              --
                                                       2004      1.031          1.124              --
                                                       2003      1.000          1.031              --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.255          1.453              --
                                                       2005      1.161          1.255              --
                                                       2004      1.054          1.161              --
                                                       2003      1.000          1.054              --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.594          2.355              --
                                                       2007      2.060          2.594              --
                                                       2006      1.645          2.060              --
                                                       2005      1.320          1.645              --
                                                       2004      1.082          1.320              --
                                                       2003      1.000          1.082              --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.040          1.393              --
                                                       2008      1.783          1.040              --
                                                       2007      1.580          1.783              --
                                                       2006      1.331          1.580              --
                                                       2005      1.235          1.331              --
                                                       2004      1.066          1.235              --
                                                       2003      1.000          1.066              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.302          1.550              --
                                                       2005      1.223          1.302              --
                                                       2004      1.078          1.223              --
                                                       2003      1.000          1.078              --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (3/03).............................................  2009      0.967          1.366              --
                                                       2008      1.762          0.967              --
                                                       2007      1.481          1.762              --
                                                       2006      1.337          1.481              --
                                                       2005      1.220          1.337              --
                                                       2004      1.036          1.220              --
                                                       2003      1.000          1.036              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.197          1.336              --
                                                       2005      1.177          1.197              --
                                                       2004      1.048          1.177              --
                                                       2003      1.000          1.048              --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.126          1.196              --
                                                       2006      1.072          1.126              --
                                                       2005      1.032          1.072              --
                                                       2004      1.026          1.032              --
                                                       2003      1.000          1.026              --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (3/03).............................................  2009      0.797          0.941              --
                                                       2008      1.389          0.797              --
                                                       2007      1.354          1.389              --
                                                       2006      1.202          1.354              --
                                                       2005      1.154          1.202              --
                                                       2004      1.070          1.154              --
                                                       2003      1.000          1.070              --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (3/03)........................  2009      0.776          1.021              --
                                                       2008      1.331          0.776              --
                                                       2007      1.342          1.331              --
                                                       2006      1.261          1.342              --
                                                       2005      1.155          1.261              --
                                                       2004      1.075          1.155              --
                                                       2003      1.000          1.075              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (3/03)...................................  2009      0.945          1.128              --
                                                       2008      1.367          0.945              --
                                                       2007      1.289          1.367              --
                                                       2006      1.149          1.289              --
                                                       2005      1.126          1.149              --
                                                       2004      1.059          1.126              --
                                                       2003      1.000          1.059              --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.871          0.855              --
                                                       2008      1.262          0.871              --
                                                       2007      1.266          1.262              --

  LMPVET ClearBridge Variable Capital Subaccount
  (3/03).............................................  2009      0.715          0.976              --
                                                       2008      1.263          0.715              --
                                                       2007      1.269          1.263              --
                                                       2006      1.142          1.269              --
                                                       2005      1.110          1.142              --
                                                       2004      1.064          1.110              --
                                                       2003      1.000          1.064              --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (3/03)..................................  2009      0.864          1.032              --
                                                       2008      1.238          0.864              --
                                                       2007      1.189          1.238              --
                                                       2006      1.031          1.189              --
                                                       2005      1.057          1.031              --
                                                       2004      1.045          1.057              --
                                                       2003      1.000          1.045              --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (3/03).......................  2009      0.775          0.929              --
                                                       2008      1.219          0.775              --
                                                       2007      1.183          1.219              --
                                                       2006      1.095          1.183              --
                                                       2005      1.074          1.095              --
                                                       2004      1.046          1.074              --
                                                       2003      1.000          1.046              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (3/03)........................  2009      0.812          1.027              --
                                                       2008      1.309          0.812              --
                                                       2007      1.322          1.309              --
                                                       2006      1.158          1.322              --
                                                       2005      1.130          1.158              --
                                                       2004      1.068          1.130              --
                                                       2003      1.000          1.068              --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      0.890          1.083              --
                                                       2008      1.414          0.890              --
                                                       2007      1.392          1.414              --
                                                       2006      1.204          1.392              --
                                                       2005      1.156          1.204              --
                                                       2004      1.071          1.156              --
                                                       2003      1.000          1.071              --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.679          0.945              --
                                                       2008      1.108          0.679              --
                                                       2007      1.076          1.108              --
                                                       2006      1.052          1.076              --
                                                       2005      1.022          1.052              --
                                                       2004      1.042          1.022              --
                                                       2003      1.000          1.042              --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (3/03)...................................  2009      0.881          1.171              --
                                                       2008      1.392          0.881              --
                                                       2007      1.329          1.392              --
                                                       2006      1.184          1.329              --
                                                       2005      1.118          1.184              --
                                                       2004      1.035          1.118              --
                                                       2003      1.000          1.035              --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.834          1.164              --
                                                       2008      1.439          0.834              --
                                                       2007      1.338          1.439              --
                                                       2006      1.213          1.338              --
                                                       2005      1.183          1.213              --
                                                       2004      1.051          1.183              --
                                                       2003      1.000          1.051              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.822          0.797              --
                                                       2008      1.345          0.822              --
                                                       2007      1.311          1.345              --
                                                       2006      1.165          1.311              --
                                                       2005      1.143          1.165              --
                                                       2004      1.060          1.143              --
                                                       2003      1.000          1.060              --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.231          1.247              --
                                                       2006      1.121          1.231              --
                                                       2005      1.107          1.121              --
                                                       2004      1.061          1.107              --
                                                       2003      1.000          1.061              --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (3/03)..............  2009      1.041          1.020              --
                                                       2008      1.038          1.041              --
                                                       2007      1.012          1.038              --
                                                       2006      0.989          1.012              --
                                                       2005      0.984          0.989              --
                                                       2004      0.998          0.984              --
                                                       2003      1.000          0.998              --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.769          0.883              --
                                                       2008      0.998          0.769              --
                                                       2007      1.007          0.998              --
                                                       2006      0.989          1.007              --
                                                       2005      0.988          0.989              --
                                                       2004      0.999          0.988              --
                                                       2003      1.000          0.999              --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (3/03)...........................  2009      0.929          1.084              --
                                                       2008      1.100          0.929              --
                                                       2007      1.103          1.100              --
                                                       2006      1.071          1.103              --
                                                       2005      1.068          1.071              --
                                                       2004      1.023          1.068              --
                                                       2003      1.000          1.023              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (3/03)..................................  2009      0.817          1.277              --
                                                       2008      1.193          0.817              --
                                                       2007      1.217          1.193              --
                                                       2006      1.121          1.217              --
                                                       2005      1.117          1.121           5,612
                                                       2004      1.035          1.117              --
                                                       2003      1.000          1.035              --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.344          1.431              --
                                                       2006      1.217          1.344              --
                                                       2005      1.187          1.217              --
                                                       2004      1.050          1.187              --
                                                       2003      1.000          1.050              --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.327          1.389              --
                                                       2006      1.149          1.327              --
                                                       2005      1.129          1.149              --
                                                       2004      1.066          1.129              --
                                                       2003      1.000          1.066              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.372          1.423              --
                                                       2006      1.196          1.372              --
                                                       2005      1.185          1.196              --
                                                       2004      1.076          1.185              --
                                                       2003      1.000          1.076              --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.519          1.671              --
                                                       2006      1.384          1.519              --
                                                       2005      1.308          1.384              --
                                                       2004      1.079          1.308              --
                                                       2003      1.000          1.079              --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.440          1.507              --
                                                       2006      1.366          1.440              --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.919          1.071              --
                                                       2008      1.499          0.919              --
                                                       2007      1.495          1.499              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.578          0.761              --
                                                       2008      1.012          0.578              --
                                                       2007      1.215          1.012              --
                                                       2006      1.003          1.215              --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.841          1.062              --
                                                       2008      1.151          0.841              --
                                                       2007      1.189          1.151              --
                                                       2006      1.120          1.189              --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      0.925          1.406              --
                                                       2008      1.596          0.925              --
                                                       2007      1.646          1.596              --
                                                       2006      1.500          1.646              --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      1.044          1.462              --
                                                       2008      1.837          1.044              --
                                                       2007      1.440          1.837              --
                                                       2006      1.411          1.440              --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.638          0.850              --
                                                       2008      1.058          0.638              --
                                                       2007      1.199          1.058              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.676          0.783              --
                                                       2008      1.086          0.676              --
                                                       2007      1.071          1.086              --
                                                       2006      1.001          1.071              --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2009      0.628          0.774              --
                                                       2008      1.050          0.628              --
                                                       2007      1.067          1.050              --
                                                       2006      0.970          1.067              --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.738          0.700              --
                                                       2008      1.316          0.738              --
                                                       2007      1.202          1.316              --
                                                       2006      1.223          1.202              --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.794          1.042              --
                                                       2008      1.323          0.794              --
                                                       2007      1.214          1.323              --
                                                       2006      1.229          1.214              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.075          1.776              --
                                                       2008      2.358          1.075              --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.078          1.387              --
                                                       2008      1.913          1.078              --
                                                       2007      1.830          1.913              --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.044          1.209              --
                                                       2008      1.144          1.044              --
                                                       2007      1.085          1.144              --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.284          1.424              --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      0.912          1.104              --
                                                       2008      1.388          0.912              --
                                                       2007      1.353          1.388              --
                                                       2006      1.263          1.353              --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.101          1.212              --
                                                       2006      1.050          1.101              --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.044          1.359              --
                                                       2008      1.197          1.044              --
                                                       2007      1.148          1.197              --
                                                       2006      1.113          1.148              --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.666          0.824              --
                                                       2008      0.971          0.666              --
                                                       2007      1.024          0.971              --
                                                       2006      1.003          1.024              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.734          1.071              --
                                                       2008      1.384          0.734              --
                                                       2007      1.176          1.384              --
                                                       2006      1.210          1.176              --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2009      1.011          1.080              --
                                                       2008      1.072          1.011              --
                                                       2007      1.033          1.072              --
                                                       2006      1.000          1.033              --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.719          0.901              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.670          0.661              --
                                                       2008      1.147          0.670              --
                                                       2007      1.174          1.147              --
                                                       2006      1.000          1.174              --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.663          0.691              --
                                                       2008      1.229          0.663              --
                                                       2007      1.210          1.229              --
                                                       2006      1.199          1.210              --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.756          0.900              --
                                                       2008      1.268          0.756              --
                                                       2007      1.246          1.268              --
                                                       2006      1.220          1.246              --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.808          1.105              --
                                                       2008      1.223          0.808              --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.621          0.798              --
                                                       2008      1.066          0.621              --
                                                       2007      1.056          1.066              --
                                                       2006      1.002          1.056              --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.897          1.053              --
                                                       2008      1.071          0.897              --
                                                       2007      1.038          1.071              --
                                                       2006      1.001          1.038              --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.821          0.992              --
                                                       2008      1.070          0.821              --
                                                       2007      1.045          1.070              --
                                                       2006      1.002          1.045              --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.747          0.925              --
                                                       2008      1.071          0.747              --
                                                       2007      1.050          1.071              --
                                                       2006      1.002          1.050              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.679          0.854              --
                                                       2008      1.071          0.679              --
                                                       2007      1.055          1.071              --
                                                       2006      1.002          1.055              --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.715          0.876              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      0.978          1.132              --
                                                       2008      1.288          0.978              --
                                                       2007      1.265          1.288              --
                                                       2006      1.188          1.265              --

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2009      1.047          1.237              --
                                                       2008      1.450          1.047              --
                                                       2007      1.378          1.450              --
                                                       2006      1.252          1.378              --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.632          0.860              --
                                                       2008      1.087          0.632              --
                                                       2007      1.046          1.087              --
                                                       2006      0.996          1.046              --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2009      0.644          0.901              --
                                                       2008      1.136          0.644              --
                                                       2007      1.064          1.136              --
                                                       2006      0.998          1.064              --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.062          1.081              --
                                                       2006      1.078          1.062              --
                                                       2005      1.080          1.078              --
                                                       2004      1.014          1.080              --
                                                       2003      1.000          1.014              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.153          1.281              --
                                                       2008      1.126          1.153              --
                                                       2007      1.058          1.126              --
                                                       2006      1.043          1.058              --
                                                       2005      1.041          1.043              --
                                                       2004      1.015          1.041              --
                                                       2003      1.000          1.015              --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.703          1.840              --
                                                       2006      1.364          1.703              --
                                                       2005      1.243          1.364              --
                                                       2004      1.094          1.243              --
                                                       2003      1.000          1.094              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.598          1.702              --
                                                       2006      1.393          1.598              --
                                                       2005      1.331          1.393              --
                                                       2004      1.078          1.331              --
                                                       2003      1.000          1.078              --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.151          1.223              --
                                                       2005      1.082          1.151              --
                                                       2004      1.039          1.082              --
                                                       2003      1.000          1.039              --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.163          1.220              --
                                                       2005      1.139          1.163              --
                                                       2004      1.060          1.139              --
                                                       2003      1.000          1.060              --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.166          1.199              --
                                                       2005      1.097          1.166              --
                                                       2004      1.053          1.097              --
                                                       2003      1.000          1.053              --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088              --
                                                       2005      1.000          1.025              --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.007          1.008              --
                                                       2005      1.000          1.007              --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071              --
                                                       2005      1.000          1.036              --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092              --
                                                       2005      1.000          1.049              --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040              --
                                                       2005      1.000          1.022              --

  Travelers Managed Income Subaccount (3/03).........  2006      1.012          1.000              --
                                                       2005      1.021          1.012              --
                                                       2004      1.015          1.021              --
                                                       2003      1.000          1.015              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.289          1.366              --
                                                       2005      1.177          1.289              --
                                                       2004      1.039          1.177              --
                                                       2003      1.000          1.039              --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.146          1.210              --
                                                       2005      1.137          1.146              --
                                                       2004      1.019          1.137              --
                                                       2003      1.000          1.019              --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.154          1.188              --
                                                       2005      1.146          1.154              --
                                                       2004      1.051          1.146              --
                                                       2003      1.000          1.051              --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252              --
                                                       2005      1.116          1.162              --
                                                       2004      1.000          1.116              --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.309          1.500              --
                                                       2005      1.222          1.309              --
                                                       2004      1.080          1.222              --
                                                       2003      1.000          1.080              --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.193          1.263              --
                                                       2005      1.151          1.193              --
                                                       2004      1.060          1.151              --
                                                       2003      1.000          1.060              --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050              --
                                                       2005      1.000          1.000              --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113              --
                                                       2005      1.089          1.104           5,689
                                                       2004      1.000          1.089              --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.147          1.195              --
                                                       2005      1.150          1.147              --
                                                       2004      1.067          1.150              --
                                                       2003      1.000          1.067              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229              --
                                                       2005      1.000          1.070              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120              --
                                                       2005      1.000          0.979              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.107          1.147              --
                                                       2005      1.051          1.107              --
                                                       2004      1.034          1.051              --
                                                       2003      1.000          1.034              --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.282          1.220              --
                                                       2007      1.121          1.282              --
                                                       2006      1.114          1.121              --
                                                       2005      1.056          1.114              --
                                                       2004      1.009          1.056              --
                                                       2003      1.000          1.009              --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.30%


                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------
AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)................................  2006       1.454           1.516                --
                                                    2005       1.422           1.454                --
                                                    2004       1.308           1.422                --
                                                    2003       1.000           1.308                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)................................  2006       1.415           1.374                --
                                                    2005       1.261           1.415             2,292
                                                    2004       1.191           1.261             6,311
                                                    2003       1.000           1.191                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class
  2) (3/03).......................................  2009       1.345           1.870            19,582
                                                    2008       2.234           1.345            13,197
                                                    2007       1.991           2.234            26,358
                                                    2006       1.691           1.991            29,324
                                                    2005       1.517           1.691            28,702
                                                    2004       1.368           1.517           131,212
                                                    2003       1.000           1.368            70,473

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  American Funds Growth Subaccount (Class 2)
  (3/03)..........................................  2009       1.087           1.482           170,468
                                                    2008       1.986           1.087           178,936
                                                    2007       1.809           1.986           280,855
                                                    2006       1.680           1.809           405,356
                                                    2005       1.479           1.680           559,674
                                                    2004       1.345           1.479           677,379
                                                    2003       1.000           1.345           157,015

  American Funds Growth-Income Subaccount (Class
  2) (3/03).......................................  2009       1.031           1.322           157,995
                                                    2008       1.697           1.031           126,018
                                                    2007       1.653           1.697           158,242
                                                    2006       1.468           1.653           249,397
                                                    2005       1.420           1.468           344,103
                                                    2004       1.316           1.420           460,281
                                                    2003       1.000           1.316            81,149

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)................  2006       1.665           1.644                --
                                                    2005       1.442           1.665            90,619
                                                    2004       1.234           1.442            53,823
                                                    2003       1.000           1.234            19,499

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03)..........................................  2006       1.743           2.259                --
                                                    2005       1.664           1.743            98,832
                                                    2004       1.296           1.664           226,172
                                                    2003       1.000           1.296            50,725

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03).............................  2006       1.290           1.400                --
                                                    2005       1.198           1.290           111,152
                                                    2004       1.073           1.198            52,833
                                                    2003       1.000           1.073             4,763

  FAMVS Mercury Value Opportunities V.I.
  Subaccount (Class III) (11/03)..................  2006       1.287           1.431                --
                                                    2005       1.196           1.287            94,906
                                                    2004       1.067           1.196            90,336
                                                    2003       1.000           1.067             4,732

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)...................................  2009       1.161           1.539            27,276
                                                    2008       2.070           1.161            27,276
                                                    2007       1.802           2.070            27,276
                                                    2006       1.653           1.802            20,618
                                                    2005       1.447           1.653            20,618
                                                    2004       1.284           1.447                --
                                                    2003       1.000           1.284                --

  Fidelity VIP Mid Cap Subaccount (Service Class
  2) (3/03).......................................  2009       1.475           2.015            17,882
                                                    2008       2.500           1.475            28,046
                                                    2007       2.218           2.500            28,542
                                                    2006       2.019           2.218            76,871
                                                    2005       1.751           2.019           100,982
                                                    2004       1.437           1.751           217,762
                                                    2003       1.000           1.437            47,036

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05)................................  2009       0.828           1.097            35,693
                                                    2008       1.205           0.828           199,140
                                                    2007       1.188           1.205           115,884
                                                    2006       1.028           1.188           197,812
                                                    2005       1.000           1.028           201,189

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03).....................  2009       1.008           1.414                --
                                                    2008       1.794           1.008                --
                                                    2007       1.650           1.794                --
                                                    2006       1.553           1.650                --
                                                    2005       1.517           1.553                --
                                                    2004       1.392           1.517                --
                                                    2003       1.000           1.392                --

  FTVIPT Mutual Shares Securities Subaccount
  (Class 2) (3/03)................................  2006       1.497           1.732                --
                                                    2005       1.386           1.497            36,572
                                                    2004       1.259           1.386            46,862
                                                    2003       1.000           1.259            39,638

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03).....................  2008       3.442           3.124                --
                                                    2007       2.735           3.442            34,521
                                                    2006       2.185           2.735            79,491
                                                    2005       1.754           2.185            92,015
                                                    2004       1.439           1.754           193,608
                                                    2003       1.000           1.439            41,587

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)................................  2009       1.364           1.827            11,057
                                                    2008       2.341           1.364            22,650
                                                    2007       2.075           2.341            70,612
                                                    2006       1.748           2.075           121,961
                                                    2005       1.624           1.748           127,473
                                                    2004       1.402           1.624            29,189
                                                    2003       1.000           1.402                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)................................  2006       1.661           1.977                --
                                                    2005       1.561           1.661            88,609
                                                    2004       1.377           1.561            75,845
                                                    2003       1.000           1.377            14,426

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service
  Shares) (3/03)..................................  2009       1.223           1.726                --
                                                    2008       2.229           1.223                --
                                                    2007       1.874           2.229                --
                                                    2006       1.692           1.874                --
                                                    2005       1.545           1.692                --
                                                    2004       1.313           1.545                --
                                                    2003       1.000           1.313                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)...  2006       1.515           1.690                --
                                                    2005       1.491           1.515            28,495
                                                    2004       1.328           1.491            18,355
                                                    2003       1.000           1.328                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth
  Subaccount (3/03)...............................  2007       1.438           1.527                --
                                                    2006       1.370           1.438                --
                                                    2005       1.319           1.370                --
                                                    2004       1.312           1.319                --
                                                    2003       1.000           1.312                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (3/03)..........................................  2009       0.969           1.144                --
                                                    2008       1.689           0.969                --
                                                    2007       1.648           1.689                --
                                                    2006       1.464           1.648                --
                                                    2005       1.406           1.464                --
                                                    2004       1.305           1.406                --
                                                    2003       1.000           1.305                --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (3/03).....................  2009       0.934           1.228            27,536
                                                    2008       1.604           0.934            32,597
                                                    2007       1.617           1.604            32,597
                                                    2006       1.521           1.617            32,597
                                                    2005       1.394           1.521            32,597
                                                    2004       1.297           1.394                --
                                                    2003       1.000           1.297                --

  LMPVET ClearBridge Variable Appreciation
  Subaccount (Class I) (3/03).....................  2009       1.085           1.295            15,245
                                                    2008       1.571           1.085            15,245
                                                    2007       1.483           1.571            20,956
                                                    2006       1.322           1.483            15,245
                                                    2005       1.297           1.322            15,245
                                                    2004       1.220           1.297                --
                                                    2003       1.000           1.220                --

  LMPVET ClearBridge Variable Appreciation
  Subaccount (Class II) (11/07)...................  2009       1.035           1.015                --
                                                    2008       1.501           1.035                --
                                                    2007       1.505           1.501                --

  LMPVET ClearBridge Variable Capital Subaccount
  (3/03)..........................................  2009       0.858           1.176                --
                                                    2008       1.518           0.858                --
                                                    2007       1.525           1.518                --
                                                    2006       1.374           1.525                --
                                                    2005       1.335           1.374                --
                                                    2004       1.281           1.335                --
                                                    2003       1.000           1.281                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (3/03)...............................  2009       0.999           1.192                --
                                                    2008       1.431           0.999                --
                                                    2007       1.376           1.431                --
                                                    2006       1.194           1.376                --
                                                    2005       1.224           1.194                --
                                                    2004       1.211           1.224                --
                                                    2003       1.000           1.211                --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  LMPVET ClearBridge Variable Equity Income
  Builder Subaccount (Class II) (3/03)............  2009       0.877           1.051                --
                                                    2008       1.379           0.877                --
                                                    2007       1.340           1.379                --
                                                    2006       1.241           1.340                --
                                                    2005       1.218           1.241                --
                                                    2004       1.187           1.218                --
                                                    2003       1.000           1.187                --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (3/03).....................  2009       1.064           1.346            26,913
                                                    2008       1.718           1.064            31,655
                                                    2007       1.736           1.718            31,101
                                                    2006       1.521           1.736            13,265
                                                    2005       1.485           1.521            13,265
                                                    2004       1.404           1.485                --
                                                    2003       1.000           1.404                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)................................  2009       1.097           1.335                --
                                                    2008       1.744           1.097                --
                                                    2007       1.718           1.744                --
                                                    2006       1.486           1.718                --
                                                    2005       1.427           1.486                --
                                                    2004       1.323           1.427                --
                                                    2003       1.000           1.323                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/03).....................  2009       0.896           1.247             4,398
                                                    2008       1.463           0.896            31,367
                                                    2007       1.422           1.463            31,367
                                                    2006       1.391           1.422            31,367
                                                    2005       1.352           1.391            31,367
                                                    2004       1.379           1.352                --
                                                    2003       1.000           1.379                --

  LMPVET ClearBridge Variable Mid Cap Core
  Subaccount (Class I) (3/03).....................  2009       1.098           1.459                --
                                                    2008       1.736           1.098                --
                                                    2007       1.658           1.736                --
                                                    2006       1.478           1.658                --
                                                    2005       1.396           1.478                --
                                                    2004       1.294           1.396                --
                                                    2003       1.000           1.294                --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03).....................  2009       1.208           1.686             7,423
                                                    2008       2.085           1.208            13,112
                                                    2007       1.940           2.085            17,967
                                                    2006       1.760           1.940            17,684
                                                    2005       1.717           1.760            17,725
                                                    2004       1.526           1.717           128,631
                                                    2003       1.000           1.526            38,622

  LMPVET Equity Index Subaccount (Class II)
  (3/03)..........................................  2009       0.974           0.946                --
                                                    2008       1.594           0.974            14,575
                                                    2007       1.555           1.594            25,755
                                                    2006       1.382           1.555            35,047
                                                    2005       1.357           1.382           212,765
                                                    2004       1.259           1.357           239,525
                                                    2003       1.000           1.259            39,527

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03).........................  2007       1.464           1.483                --
                                                    2006       1.334           1.464                --
                                                    2005       1.318           1.334                --
                                                    2004       1.264           1.318                --
                                                    2003       1.000           1.264                --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (3/03)...........  2009       1.028           1.007            60,502
                                                    2008       1.025           1.028            60,502
                                                    2007       1.000           1.025            60,502
                                                    2006       0.978           1.000            60,502
                                                    2005       0.973           0.978            95,506
                                                    2004       0.987           0.973                --
                                                    2003       1.000           0.987                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)........................  2009       0.765           0.878           138,129
                                                    2008       0.993           0.765           198,080
                                                    2007       1.003           0.993           202,073
                                                    2006       0.986           1.003           230,534
                                                    2005       0.985           0.986           692,583
                                                    2004       0.997           0.985           866,902
                                                    2003       1.000           0.997                --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  LMPVIT Western Asset Variable Diversified
  Strategic Income Subaccount (3/03)..............  2009       0.972           1.134                --
                                                    2008       1.152           0.972                --
                                                    2007       1.156           1.152                --
                                                    2006       1.122           1.156                --
                                                    2005       1.119           1.122                --
                                                    2004       1.073           1.119                --
                                                    2003       1.000           1.073                --

  LMPVIT Western Asset Variable High Income
  Subaccount (3/03)...............................  2009       0.930           1.453                --
                                                    2008       1.359           0.930                --
                                                    2007       1.387           1.359                --
                                                    2006       1.278           1.387                --
                                                    2005       1.275           1.278                --
                                                    2004       1.181           1.275                --
                                                    2003       1.000           1.181                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)................................  2007       1.832           1.950                --
                                                    2006       1.660           1.832                --
                                                    2005       1.619           1.660                --
                                                    2004       1.433           1.619                --
                                                    2003       1.000           1.433                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03)......  2007       1.740           1.822                --
                                                    2006       1.508           1.740            58,497
                                                    2005       1.483           1.508            56,293
                                                    2004       1.401           1.483           178,085
                                                    2003       1.000           1.401            42,336

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03)......................................  2007       1.575           1.633                --
                                                    2006       1.374           1.575           300,063
                                                    2005       1.362           1.374           382,643
                                                    2004       1.237           1.362           481,079
                                                    2003       1.000           1.237           109,832

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)..........................................  2007       1.761           1.936                --
                                                    2006       1.605           1.761           184,571
                                                    2005       1.518           1.605           244,617
                                                    2004       1.252           1.518           319,073
                                                    2003       1.000           1.252            61,174

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class
  A) (1/70).......................................  2007       1.677           1.754                --
                                                    2006       1.591           1.677            36,191

  MIST BlackRock Large Cap Core Subaccount (Class
  E) (4/07).......................................  2009       1.069           1.245                (0)
                                                    2008       1.744           1.069             6,714
                                                    2007       1.739           1.744            36,840

  MIST Clarion Global Real Estate Subaccount
  (Class A) (4/07)................................  2009       0.577           0.762            52,147
                                                    2008       1.011           0.577            55,858
                                                    2007       1.214           1.011            57,351
                                                    2006       1.003           1.214           118,481

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70)..........................................  2009       0.840           1.060                --
                                                    2008       1.149           0.840                --
                                                    2007       1.188           1.149                --
                                                    2006       1.120           1.188                --

  MIST Harris Oakmark International Subaccount
  (Class A) (1/70) *..............................  2009       1.129           1.715            10,083
                                                    2008       1.948           1.129            23,354
                                                    2007       2.011           1.948            21,698
                                                    2006       1.834           2.011            44,176

  MIST Janus Forty Subaccount (Class A) (1/70)....  2009       1.215           1.701            16,435
                                                    2008       2.139           1.215            54,249
                                                    2007       1.678           2.139            63,129
                                                    2006       1.644           1.678            93,234

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/07)..........................................  2009       0.637           0.851                --
                                                    2008       1.056           0.637                --
                                                    2007       1.198           1.056                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *..............................  2009       0.675           0.781            32,219
                                                    2008       1.085           0.675            33,352
                                                    2007       1.071           1.085            32,185
                                                    2006       1.001           1.071            10,548

  MIST Lord Abbett Mid Cap Value Subaccount (Class
  B) (1/70) *.....................................  2009       0.627           0.776           244,230
                                                    2008       1.049           0.627           281,610
                                                    2007       1.067           1.049           270,933
                                                    2006       0.970           1.067                --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (1/70)................................  2009       0.889           0.843                --
                                                    2008       1.587           0.889                --
                                                    2007       1.451           1.587                --
                                                    2006       1.476           1.451             9,245

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (1/70).......................................  2009       0.793           1.039                --
                                                    2008       1.321           0.793                --
                                                    2007       1.213           1.321                --
                                                    2006       1.228           1.213                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)................................  2009       1.426           2.355            25,396
                                                    2008       3.129           1.426            29,618

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *..............................  2009       1.351           1.737                --
                                                    2008       2.398           1.351                --
                                                    2007       2.294           2.398                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *..............................  2009       1.070           1.237           128,958
                                                    2008       1.172           1.070           119,448
                                                    2007       1.112           1.172           136,279

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09)..........................................  2009       1.193           1.323           130,773

  MIST Pioneer Fund Subaccount (Class A) (1/70)...  2009       1.038           1.257                --
                                                    2008       1.582           1.038                --
                                                    2007       1.542           1.582                --
                                                    2006       1.440           1.542                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70)..........................................  2007       1.100           1.211                --
                                                    2006       1.050           1.100                --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (1/70).......................................  2009       1.042           1.355            14,388
                                                    2008       1.195           1.042            10,809
                                                    2007       1.146           1.195            78,631
                                                    2006       1.112           1.146            24,380

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (1/70) *..............................  2009       0.665           0.822            35,277
                                                    2008       0.970           0.665            42,379
                                                    2007       1.024           0.970            52,320
                                                    2006       1.003           1.024           135,952

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount
  (Class D) (1/70)................................  2009       0.945           1.378               587
                                                    2008       1.783           0.945               630
                                                    2007       1.515           1.783               684
                                                    2006       1.559           1.515               685

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70)..........................................  2009       1.033           1.103                --
                                                    2008       1.096           1.033                --
                                                    2007       1.057           1.096                --
                                                    2006       1.000           1.057                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)................................  2009       0.866           1.086                --

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/07) *..............................  2009       0.792           0.781                --
                                                    2008       1.355           0.792                --
                                                    2007       1.388           1.355                --
                                                    2006       1.000           1.388                --

  MSF FI Large Cap Subaccount (Class A) (1/70)....  2009       0.767           0.799                --
                                                    2008       1.423           0.767                --
                                                    2007       1.401           1.423                --
                                                    2006       1.389           1.401            10,420

  MSF FI Value Leaders Subaccount (Class D)
  (1/70)..........................................  2009       0.937           1.114            19,468
                                                    2008       1.572           0.937            43,948
                                                    2007       1.545           1.572            54,513
                                                    2006       1.513           1.545           110,104

  MSF Jennison Growth Subaccount (Class A)
  (4/08)..........................................  2009       0.967           1.322                --
                                                    2008       1.465           0.967                --

  MSF MetLife Aggressive Allocation Subaccount
  (Class B) (1/70)................................  2009       0.620           0.796            10,565
                                                    2008       1.065           0.620            12,304
                                                    2007       1.055           1.065            10,510
                                                    2006       1.002           1.055            10,908

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)................................  2009       0.896           1.055                --
                                                    2008       1.071           0.896                --
                                                    2007       1.038           1.071                --
                                                    2006       1.001           1.038                --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70).....................  2009       0.819           0.990           102,619
                                                    2008       1.070           0.819            28,452
                                                    2007       1.044           1.070            33,150
                                                    2006       1.002           1.044            32,152

  MSF MetLife Moderate Allocation Subaccount
  (Class B) (1/70)................................  2009       0.746           0.923                --
                                                    2008       1.070           0.746                --
                                                    2007       1.050           1.070                --
                                                    2006       1.002           1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70).....................  2009       0.678           0.856            29,449
                                                    2008       1.070           0.678            33,988
                                                    2007       1.054           1.070            31,945
                                                    2006       1.002           1.054            32,457

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09)..........................................  2009       0.714           0.874            33,328

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70)..........................................  2009       1.082           1.252           165,009
                                                    2008       1.425           1.082           254,624
                                                    2007       1.400           1.425           246,852
                                                    2006       1.316           1.400           307,140

  MSF MFS(R) Value Subaccount (Class A) (1/70)....  2009       1.041           1.229                --
                                                    2008       1.447           1.041                --
                                                    2007       1.376           1.447            70,697
                                                    2006       1.251           1.376           146,262

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70) *.....................................  2009       0.631           0.862            86,474
                                                    2008       1.086           0.631            86,817
                                                    2007       1.046           1.086           136,152
                                                    2006       0.996           1.046           296,695

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)................................  2009       0.643           0.899             4,410
                                                    2008       1.135           0.643             4,410
                                                    2007       1.064           1.135             3,263
                                                    2006       0.998           1.064             3,401

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)...................................  2007       1.088           1.108                --
                                                    2006       1.106           1.088           131,476
                                                    2005       1.109           1.106           133,270
                                                    2004       1.042           1.109           135,138
                                                    2003       1.000           1.042           103,321

  PIMCO VIT Total Return Subaccount
  (Administrative Class) (3/03)...................  2009       1.154           1.190                --
                                                    2008       1.127           1.154           278,296
                                                    2007       1.060           1.127           251,117
                                                    2006       1.045           1.060           297,727
                                                    2005       1.044           1.045           308,404
                                                    2004       1.018           1.044           220,658
                                                    2003       1.000           1.018             5,867

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03)......................................  2007       2.135           2.307                --
                                                    2006       1.711           2.135                --
                                                    2005       1.560           1.711                --
                                                    2004       1.374           1.560                --
                                                    2003       1.000           1.374                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03)..........................................  2007       2.278           2.427                --
                                                    2006       1.987           2.278                --
                                                    2005       1.900           1.987            36,298
                                                    2004       1.540           1.900            32,258
                                                    2003       1.000           1.540                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03)..........................................  2006       1.389           1.476                --
                                                    2005       1.307           1.389             9,245
                                                    2004       1.256           1.307            11,840
                                                    2003       1.000           1.256            13,759

  Travelers Equity Income Subaccount (3/03).......  2006       1.444           1.513                --
                                                    2005       1.414           1.444           109,508
                                                    2004       1.317           1.414            86,240
                                                    2003       1.000           1.317            30,590

  Travelers Large Cap Subaccount (3/03)...........  2006       1.351           1.389                --
                                                    2005       1.271           1.351            10,315
                                                    2004       1.221           1.271             5,460
                                                    2003       1.000           1.221             5,460

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)...............................  2006       1.025           1.087                --
                                                    2005       1.000           1.025             6,807

  Travelers Managed Allocation Series:
  Conservative Subaccount (7/05)..................  2006       1.006           1.008                --
                                                    2005       1.000           1.006                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)...............................  2006       1.036           1.070                --
                                                    2005       1.000           1.036                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05)....................  2006       1.048           1.091                --
                                                    2005       1.000           1.048            19,861

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)..................  2006       1.022           1.039                --
                                                    2005       1.000           1.022            20,233

  Travelers Managed Income Subaccount (3/03)......  2006       1.035           1.023                --
                                                    2005       1.045           1.035                --
                                                    2004       1.039           1.045                --
                                                    2003       1.000           1.039                --

  Travelers Mercury Large Cap Core Subaccount
  (3/03)..........................................  2006       1.502           1.591                --
                                                    2005       1.371           1.502            37,559
                                                    2004       1.211           1.371            15,693
                                                    2003       1.000           1.211                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/03)..........................................  2006       1.477           1.559                --
                                                    2005       1.466           1.477                45
                                                    2004       1.315           1.466             8,152
                                                    2003       1.000           1.315                --

  Travelers MFS(R) Total Return Subaccount
  (3/03)..........................................  2006       1.278           1.316                --
                                                    2005       1.270           1.278           294,264
                                                    2004       1.166           1.270           176,349
                                                    2003       1.000           1.166            44,345

  Travelers MFS(R) Value Subaccount (5/04)........  2006       1.161           1.251                --
                                                    2005       1.115           1.161           164,689
                                                    2004       1.000           1.115                --

  Travelers Mondrian International Stock
  Subaccount (3/03)...............................  2006       1.600           1.834                --
                                                    2005       1.495           1.600            56,049
                                                    2004       1.321           1.495            36,806
                                                    2003       1.000           1.321                --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  Travelers Pioneer Fund Subaccount (5/03)........  2006       1.361           1.440                --
                                                    2005       1.314           1.361                --
                                                    2004       1.210           1.314                --
                                                    2003       1.000           1.210                --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)..........................................  2006       1.000           1.050                --
                                                    2005       1.000           1.000                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)..........................................  2006       1.103           1.112                --
                                                    2005       1.089           1.103            30,385
                                                    2004       1.000           1.089            13,032

  Travelers Strategic Equity Subaccount (3/03)....  2006       1.361           1.417                --
                                                    2005       1.365           1.361                --
                                                    2004       1.267           1.365                --
                                                    2003       1.000           1.267             4,410

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)...............................  2006       1.069           1.228                --
                                                    2005       1.000           1.069                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)...............................  2006       0.978           1.120                --
                                                    2005       1.000           0.978                --

  Travelers Van Kampen Enterprise Subaccount
  (3/03)..........................................  2006       1.310           1.357                --
                                                    2005       1.243           1.310                --
                                                    2004       1.225           1.243                --
                                                    2003       1.000           1.225                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class
  I) (3/03).......................................  2008       1.535           1.461                --
                                                    2007       1.343           1.535                --
                                                    2006       1.336           1.343                --
                                                    2005       1.266           1.336                --
                                                    2004       1.211           1.266                --
                                                    2003       1.000           1.211                --

                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.450          1.511                --
                                                       2005      1.419          1.450            23,616
                                                       2004      1.307          1.419            23,620
                                                       2003      1.000          1.307            23,621

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.411          1.369                --
                                                       2005      1.258          1.411            53,453
                                                       2004      1.190          1.258            53,453
                                                       2003      1.000          1.190                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.337          1.858           280,064
                                                       2008      2.223          1.337           299,262
                                                       2007      1.983          2.223           330,553
                                                       2006      1.687          1.983           419,417
                                                       2005      1.514          1.687           413,666
                                                       2004      1.367          1.514           339,348
                                                       2003      1.000          1.367           187,936

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.081          1.472           363,773
                                                       2008      1.977          1.081           417,227
                                                       2007      1.802          1.977           564,018
                                                       2006      1.675          1.802           674,421
                                                       2005      1.476          1.675           705,710
                                                       2004      1.344          1.476           530,260
                                                       2003      1.000          1.344           353,348

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.025          1.313           691,666
                                                       2008      1.689          1.025           730,641
                                                       2007      1.647          1.689           853,353
                                                       2006      1.464          1.647           957,822
                                                       2005      1.417          1.464           994,234
                                                       2004      1.315          1.417           988,909
                                                       2003      1.000          1.315           512,099

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.661          1.639                --
                                                       2005      1.439          1.661            36,929
                                                       2004      1.233          1.439                --
                                                       2003      1.000          1.233                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.738          2.250                --
                                                       2005      1.661          1.738            57,737
                                                       2004      1.295          1.661                --
                                                       2003      1.000          1.295                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396                --
                                                       2005      1.197          1.287            42,240
                                                       2004      1.073          1.197                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428                --
                                                       2005      1.195          1.284            13,269
                                                       2004      1.066          1.195                --
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2009      1.154          1.528            62,982
                                                       2008      2.060          1.154            62,982
                                                       2007      1.796          2.060            84,255
                                                       2006      1.648          1.796            84,257
                                                       2005      1.445          1.648            35,395
                                                       2004      1.283          1.445                --
                                                       2003      1.000          1.283                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.467          2.001            32,602
                                                       2008      2.488          1.467            34,644
                                                       2007      2.210          2.488            78,518
                                                       2006      2.014          2.210           127,975
                                                       2005      1.748          2.014           125,475
                                                       2004      1.436          1.748             3,711
                                                       2003      1.000          1.436             3,716

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.825          1.092            26,566
                                                       2008      1.201          0.825            21,676
                                                       2007      1.186          1.201            82,030
                                                       2006      1.027          1.186            82,033
                                                       2005      1.000          1.027            60,361

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2009      1.002          1.405             9,014
                                                       2008      1.785          1.002            10,682
                                                       2007      1.644          1.785            13,180
                                                       2006      1.549          1.644            13,192
                                                       2005      1.514          1.549            13,204
                                                       2004      1.391          1.514            62,706
                                                       2003      1.000          1.391            59,353

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.493          1.726                --
                                                       2005      1.383          1.493           124,916
                                                       2004      1.258          1.383           121,408
                                                       2003      1.000          1.258            95,642

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.426          3.109                --
                                                       2007      2.725          3.426            19,841
                                                       2006      2.179          2.725            88,035
                                                       2005      1.751          2.179            70,329
                                                       2004      1.438          1.751             6,753
                                                       2003      1.000          1.438             6,755

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.356          1.814            35,373
                                                       2008      2.330          1.356            38,155
                                                       2007      2.067          2.330            70,031
                                                       2006      1.744          2.067            70,259
                                                       2005      1.621          1.744            71,171
                                                       2004      1.401          1.621            51,302
                                                       2003      1.000          1.401            38,721

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.656          1.970                --
                                                       2005      1.558          1.656           101,934
                                                       2004      1.376          1.558                --
                                                       2003      1.000          1.376                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (3/03).............................................  2009      1.216          1.714            13,115
                                                       2008      2.218          1.216            13,115
                                                       2007      1.867          2.218            15,552
                                                       2006      1.687          1.867            20,803
                                                       2005      1.543          1.687            27,950
                                                       2004      1.312          1.543            28,034
                                                       2003      1.000          1.312            20,803

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.511          1.684                --
                                                       2005      1.488          1.511            24,696
                                                       2004      1.327          1.488            16,625
                                                       2003      1.000          1.327            16,625

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.432          1.521                --
                                                       2006      1.367          1.432             6,174
                                                       2005      1.317          1.367             6,174
                                                       2004      1.311          1.317             6,174
                                                       2003      1.000          1.311             6,174

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (3/03).............................................  2009      0.963          1.136            62,783
                                                       2008      1.681          0.963            64,289
                                                       2007      1.642          1.681            70,465
                                                       2006      1.460          1.642            68,427
                                                       2005      1.403          1.460            65,965
                                                       2004      1.304          1.403            64,668
                                                       2003      1.000          1.304            48,854

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (3/03)........................  2009      0.929          1.220           182,596
                                                       2008      1.596          0.929           191,115
                                                       2007      1.611          1.596           205,057
                                                       2006      1.517          1.611           193,044
                                                       2005      1.391          1.517           185,149
                                                       2004      1.296          1.391           250,523
                                                       2003      1.000          1.296           472,858

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (3/03)...................................  2009      1.079          1.286            29,456
                                                       2008      1.564          1.079            22,520
                                                       2007      1.477          1.564            35,176
                                                       2006      1.318          1.477            28,773
                                                       2005      1.294          1.318            28,788
                                                       2004      1.219          1.294            38,022
                                                       2003      1.000          1.219            25,810

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.029          1.009                --
                                                       2008      1.494          1.029             8,196
                                                       2007      1.498          1.494             8,206

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (3/03).............................................  2009      0.853          1.168           421,767
                                                       2008      1.511          0.853           444,746
                                                       2007      1.520          1.511           676,802
                                                       2006      1.370          1.520           896,385
                                                       2005      1.333          1.370         1,026,661
                                                       2004      1.280          1.333         1,303,705
                                                       2003      1.000          1.280           905,868

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (3/03)..................................  2009      0.993          1.184             7,313
                                                       2008      1.424          0.993             7,954
                                                       2007      1.371          1.424             7,966
                                                       2006      1.190          1.371             7,976
                                                       2005      1.222          1.190             7,988
                                                       2004      1.210          1.222                --
                                                       2003      1.000          1.210                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (3/03).......................  2009      0.872          1.044           139,721
                                                       2008      1.373          0.872           165,122
                                                       2007      1.335          1.373           157,522
                                                       2006      1.237          1.335           291,845
                                                       2005      1.216          1.237           759,111
                                                       2004      1.186          1.216           784,808
                                                       2003      1.000          1.186           567,271

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (3/03)........................  2009      1.058          1.337           109,789
                                                       2008      1.709          1.058           114,063
                                                       2007      1.729          1.709           122,629
                                                       2006      1.516          1.729           117,105
                                                       2005      1.482          1.516           117,132
                                                       2004      1.403          1.482           180,870
                                                       2003      1.000          1.403           160,057

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.091          1.326             9,314
                                                       2008      1.736          1.091             9,314
                                                       2007      1.711          1.736             9,571
                                                       2006      1.482          1.711             9,571
                                                       2005      1.425          1.482             9,314
                                                       2004      1.322          1.425            14,278
                                                       2003      1.000          1.322             9,314

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.891          1.239            17,157
                                                       2008      1.456          0.891            23,585
                                                       2007      1.416          1.456            30,951
                                                       2006      1.387          1.416            38,278
                                                       2005      1.350          1.387            38,291
                                                       2004      1.378          1.350            38,305
                                                       2003      1.000          1.378            23,643

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (3/03)...................................  2009      1.092          1.449            10,581
                                                       2008      1.728          1.092            10,582
                                                       2007      1.652          1.728            10,583
                                                       2006      1.474          1.652            10,584
                                                       2005      1.394          1.474            10,585
                                                       2004      1.293          1.394            13,466
                                                       2003      1.000          1.293             9,646

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.201          1.674            27,161
                                                       2008      2.075          1.201            27,164
                                                       2007      1.933          2.075            30,998
                                                       2006      1.755          1.933            64,389
                                                       2005      1.714          1.755            57,869
                                                       2004      1.525          1.714                --
                                                       2003      1.000          1.525                --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.968          0.940                --
                                                       2008      1.587          0.968                --
                                                       2007      1.549          1.587             1,959
                                                       2006      1.378          1.549             1,921
                                                       2005      1.354          1.378             1,977
                                                       2004      1.258          1.354                --
                                                       2003      1.000          1.258                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.459          1.476                --
                                                       2006      1.331          1.459             8,216
                                                       2005      1.316          1.331             8,227
                                                       2004      1.263          1.316            23,455
                                                       2003      1.000          1.263                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (3/03)..............  2009      1.022          1.000           363,206
                                                       2008      1.020          1.022           291,282
                                                       2007      0.996          1.020           206,018
                                                       2006      0.975          0.996           207,848
                                                       2005      0.971          0.975           242,823
                                                       2004      0.986          0.971           276,004
                                                       2003      1.000          0.986                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.761          0.872                --
                                                       2008      0.989          0.761                --
                                                       2007      1.000          0.989                --
                                                       2006      0.983          1.000            42,986
                                                       2005      0.984          0.983            43,669
                                                       2004      0.996          0.984            43,669
                                                       2003      1.000          0.996                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (3/03)...........................  2009      0.967          1.126                --
                                                       2008      1.146          0.967                --
                                                       2007      1.151          1.146                --
                                                       2006      1.119          1.151                --
                                                       2005      1.117          1.119                --
                                                       2004      1.072          1.117                --
                                                       2003      1.000          1.072                --

  LMPVIT Western Asset Variable High Income
  Subaccount (3/03)..................................  2009      0.925          1.444            89,197
                                                       2008      1.353          0.925            89,205
                                                       2007      1.381          1.353           111,805
                                                       2006      1.275          1.381           231,296
                                                       2005      1.273          1.275           231,620
                                                       2004      1.180          1.273           231,626
                                                       2003      1.000          1.180            82,698

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.825          1.942                --
                                                       2006      1.656          1.825            41,685
                                                       2005      1.616          1.656            41,688
                                                       2004      1.432          1.616            41,691
                                                       2003      1.000          1.432            41,692

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.734          1.814                --
                                                       2006      1.504          1.734            32,906
                                                       2005      1.480          1.504            32,906
                                                       2004      1.400          1.480            37,604
                                                       2003      1.000          1.400             8,989

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.569          1.627                --
                                                       2006      1.371          1.569           250,604
                                                       2005      1.360          1.371           223,688
                                                       2004      1.236          1.360           174,071
                                                       2003      1.000          1.236           139,106

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.755          1.929                --
                                                       2006      1.601          1.755           181,253
                                                       2005      1.515          1.601           157,387
                                                       2004      1.251          1.515            65,269
                                                       2003      1.000          1.251            26,210

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.670          1.747                --
                                                       2006      1.586          1.670             9,217

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.063          1.236                 0
                                                       2008      1.736          1.063                --
                                                       2007      1.732          1.736             9,413

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.576          0.760                --
                                                       2008      1.009          0.576                --
                                                       2007      1.214          1.009                --
                                                       2006      1.003          1.214           121,946

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.837          1.055                --
                                                       2008      1.147          0.837                --
                                                       2007      1.186          1.147            20,339
                                                       2006      1.119          1.186                --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      1.122          1.703            42,746
                                                       2008      1.939          1.122            42,820
                                                       2007      2.003          1.939            56,979
                                                       2006      1.828          2.003            76,219

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      1.208          1.689            61,972
                                                       2008      2.129          1.208            64,113
                                                       2007      1.671          2.129            52,617
                                                       2006      1.639          1.671            58,130

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.635          0.847                --
                                                       2008      1.054          0.635                --
                                                       2007      1.196          1.054                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.673          0.778           360,064
                                                       2008      1.083          0.673           385,332
                                                       2007      1.070          1.083           432,476
                                                       2006      1.001          1.070           169,191

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2009      0.626          0.773           171,093
                                                       2008      1.047          0.626           143,174
                                                       2007      1.066          1.047           164,755
                                                       2006      0.970          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.884          0.838                --
                                                       2008      1.579          0.884            10,977
                                                       2007      1.446          1.579                --
                                                       2006      1.471          1.446                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.790          1.035             2,358
                                                       2008      1.318          0.790             2,358
                                                       2007      1.212          1.318                --
                                                       2006      1.227          1.212                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.418          2.339            22,454
                                                       2008      3.113          1.418            22,456

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.343          1.725            21,699
                                                       2008      2.387          1.343            21,699
                                                       2007      2.285          2.387            29,000

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.064          1.229            55,241
                                                       2008      1.167          1.064            56,876
                                                       2007      1.108          1.167            36,531

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.186          1.314           277,048

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      1.032          1.249             5,484
                                                       2008      1.574          1.032            13,115
                                                       2007      1.536          1.574            24,388
                                                       2006      1.436          1.536            39,472

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.098          1.209                --
                                                       2006      1.049          1.098                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.037          1.348            15,808
                                                       2008      1.190          1.037            49,740
                                                       2007      1.143          1.190             8,071
                                                       2006      1.110          1.143            19,791

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.664          0.819            65,521
                                                       2008      0.969          0.664            72,773
                                                       2007      1.023          0.969            47,440
                                                       2006      1.003          1.023            95,834

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.940          1.369            25,190
                                                       2008      1.774          0.940            25,190
                                                       2007      1.509          1.774            41,940
                                                       2006      1.554          1.509            42,420

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2009      1.027          1.096           143,169
                                                       2008      1.091          1.027           148,396
                                                       2007      1.053          1.091           153,707
                                                       2006      1.000          1.053           156,554

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.861          1.079            48,985

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.787          0.776                --
                                                       2008      1.349          0.787                --
                                                       2007      1.383          1.349                --
                                                       2006      1.000          1.383                --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.763          0.794                --
                                                       2008      1.416          0.763            40,154
                                                       2007      1.396          1.416            43,348
                                                       2006      1.384          1.396            50,226

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.931          1.107            33,669
                                                       2008      1.564          0.931            33,677
                                                       2007      1.539          1.564            41,358
                                                       2006      1.509          1.539            41,194

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.961          1.314             4,528
                                                       2008      1.457          0.961             4,528

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.618          0.793                --
                                                       2008      1.063          0.618                --
                                                       2007      1.055          1.063                --
                                                       2006      1.002          1.055                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.893          1.051                --
                                                       2008      1.069          0.893                --
                                                       2007      1.037          1.069                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.817          0.987                --
                                                       2008      1.068          0.817                --
                                                       2007      1.044          1.068                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.744          0.919            43,335
                                                       2008      1.068          0.744            43,415
                                                       2007      1.049          1.068            43,448
                                                       2006      1.002          1.049            43,771

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.677          0.853           109,594
                                                       2008      1.068          0.677           121,486
                                                       2007      1.054          1.068           125,893
                                                       2006      1.002          1.054           128,916

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.712          0.871                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      1.076          1.243            69,414
                                                       2008      1.418          1.076           181,273
                                                       2007      1.395          1.418           272,712
                                                       2006      1.312          1.395           339,195

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2009      1.030          1.215                --
                                                       2008      1.442          1.030                --
                                                       2007      1.373          1.442            24,427
                                                       2006      1.249          1.373            24,555

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.629          0.859            94,804
                                                       2008      1.085          0.629           139,877
                                                       2007      1.045          1.085           171,983
                                                       2006      0.996          1.045           237,224

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2009      0.641          0.896            21,706
                                                       2008      1.133          0.641            21,706
                                                       2007      1.063          1.133            21,706
                                                       2006      0.998          1.063            74,146

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.084          1.103                --
                                                       2006      1.103          1.084            81,701
                                                       2005      1.107          1.103            70,311
                                                       2004      1.041          1.107            79,007
                                                       2003      1.000          1.041            35,253

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.148          1.182                --
                                                       2008      1.122          1.148           326,093
                                                       2007      1.056          1.122           323,740
                                                       2006      1.042          1.056           392,715
                                                       2005      1.042          1.042           412,790
                                                       2004      1.017          1.042           510,483
                                                       2003      1.000          1.017           233,698

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.127          2.297                --
                                                       2006      1.706          2.127            36,398
                                                       2005      1.557          1.706            36,398
                                                       2004      1.373          1.557            36,398
                                                       2003      1.000          1.373            21,699

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.269          2.417                --
                                                       2006      1.982          2.269             6,809
                                                       2005      1.896          1.982             6,812
                                                       2004      1.539          1.896             6,816
                                                       2003      1.000          1.539             6,816

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.385          1.471                --
                                                       2005      1.305          1.385            23,629
                                                       2004      1.255          1.305            23,629
                                                       2003      1.000          1.255                --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.440          1.509                --
                                                       2005      1.411          1.440            48,685
                                                       2004      1.316          1.411            41,242
                                                       2003      1.000          1.316            24,196

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (3/03)..............  2006      1.347          1.384                --
                                                       2005      1.269          1.347            27,164
                                                       2004      1.220          1.269            27,182
                                                       2003      1.000          1.220            17,177

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.007                --
                                                       2005      1.000          1.006                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069                --
                                                       2005      1.000          1.035            43,357

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090                --
                                                       2005      1.000          1.048           118,459

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038                --
                                                       2005      1.000          1.021                --

  Travelers Managed Income Subaccount (3/03).........  2006      1.032          1.020                --
                                                       2005      1.043          1.032           166,341
                                                       2004      1.039          1.043           183,173
                                                       2003      1.000          1.039            84,755

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.498          1.586                --
                                                       2005      1.369          1.498                --
                                                       2004      1.210          1.369                --
                                                       2003      1.000          1.210                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.473          1.554                --
                                                       2005      1.464          1.473            32,627
                                                       2004      1.314          1.464                --
                                                       2003      1.000          1.314                --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.274          1.312                --
                                                       2005      1.268          1.274           320,008
                                                       2004      1.165          1.268            95,802
                                                       2003      1.000          1.165            99,032

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249                --
                                                       2005      1.115          1.159            29,019
                                                       2004      1.000          1.115                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.595          1.828                --
                                                       2005      1.492          1.595            68,559
                                                       2004      1.320          1.492            66,388
                                                       2003      1.000          1.320            28,922

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.357          1.436                --
                                                       2005      1.311          1.357            35,580
                                                       2004      1.209          1.311             7,631
                                                       2003      1.000          1.209                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049                --
                                                       2005      1.000          0.999                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110                --
                                                       2005      1.088          1.102            39,186
                                                       2004      1.000          1.088                --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.357          1.412                --
                                                       2005      1.362          1.357            48,055
                                                       2004      1.266          1.362            46,408
                                                       2003      1.000          1.266            22,626

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227                --
                                                       2005      1.000          1.069                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119                --
                                                       2005      1.000          0.978                --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.306          1.352                --
                                                       2005      1.241          1.306            24,555
                                                       2004      1.224          1.241            24,555
                                                       2003      1.000          1.224                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.527          1.454                --
                                                       2007      1.338          1.527             4,528
                                                       2006      1.332          1.338            21,647
                                                       2005      1.264          1.332            21,919
                                                       2004      1.210          1.264            21,919
                                                       2003      1.000          1.210             4,528

                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.191          1.242             --
                                                       2005      1.167          1.191             --
                                                       2004      1.075          1.167             --
                                                       2003      1.000          1.075             --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.223          1.186             --
                                                       2005      1.091          1.223             --
                                                       2004      1.032          1.091             --
                                                       2003      1.000          1.032             --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.039          1.442             --
                                                       2008      1.728          1.039             --
                                                       2007      1.542          1.728             --
                                                       2006      1.312          1.542             --
                                                       2005      1.179          1.312             --
                                                       2004      1.064          1.179             --
                                                       2003      1.000          1.064             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      0.837          1.139             --
                                                       2008      1.531          0.837             --
                                                       2007      1.397          1.531             --
                                                       2006      1.298          1.397             --
                                                       2005      1.145          1.298             --
                                                       2004      1.043          1.145             --
                                                       2003      1.000          1.043             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      0.825          1.057             --
                                                       2008      1.360          0.825             --
                                                       2007      1.327          1.360             --
                                                       2006      1.181          1.327             --
                                                       2005      1.143          1.181             --
                                                       2004      1.061          1.143             --
                                                       2003      1.000          1.061             --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.423          1.404             --
                                                       2005      1.234          1.423             --
                                                       2004      1.058          1.234             --
                                                       2003      1.000          1.058             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.411          1.826             --
                                                       2005      1.349          1.411             --
                                                       2004      1.052          1.349             --
                                                       2003      1.000          1.052             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394             --
                                                       2005      1.196          1.286             --
                                                       2004      1.073          1.196             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426             --
                                                       2005      1.194          1.283             --
                                                       2004      1.066          1.194             --
                                                       2003      1.000          1.066             --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2009      0.939          1.244             --
                                                       2008      1.678          0.939             --
                                                       2007      1.463          1.678             --
                                                       2006      1.344          1.463             --
                                                       2005      1.178          1.344             --
                                                       2004      1.047          1.178             --
                                                       2003      1.000          1.047             --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.100          1.499             --
                                                       2008      1.866          1.100             --
                                                       2007      1.658          1.866             --
                                                       2006      1.512          1.658             --
                                                       2005      1.313          1.512             --
                                                       2004      1.079          1.313             --
                                                       2003      1.000          1.079             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.823          1.090             --
                                                       2008      1.200          0.823             --
                                                       2007      1.185          1.200             --
                                                       2006      1.027          1.185             --
                                                       2005      1.000          1.027             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2009      0.741          1.038             --
                                                       2008      1.320          0.741             --
                                                       2007      1.216          1.320             --
                                                       2006      1.147          1.216             --
                                                       2005      1.121          1.147             --
                                                       2004      1.031          1.121             --
                                                       2003      1.000          1.031             --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.250          1.444             --
                                                       2005      1.158          1.250             --
                                                       2004      1.054          1.158             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.572          2.334             --
                                                       2007      2.047          2.572             --
                                                       2006      1.638          2.047             --
                                                       2005      1.317          1.638             --
                                                       2004      1.082          1.317             --
                                                       2003      1.000          1.082             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.029          1.376             --
                                                       2008      1.769          1.029             --
                                                       2007      1.570          1.769             --
                                                       2006      1.325          1.570             --
                                                       2005      1.232          1.325             --
                                                       2004      1.065          1.232             --
                                                       2003      1.000          1.065             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.296          1.541             --
                                                       2005      1.220          1.296             --
                                                       2004      1.077          1.220             --
                                                       2003      1.000          1.077             --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (3/03).............................................  2009      0.957          1.350             --
                                                       2008      1.748          0.957             --
                                                       2007      1.472          1.748             --
                                                       2006      1.331          1.472             --
                                                       2005      1.217          1.331             --
                                                       2004      1.035          1.217             --
                                                       2003      1.000          1.035             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.192          1.328             --
                                                       2005      1.175          1.192             --
                                                       2004      1.048          1.175             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.119          1.187             --
                                                       2006      1.068          1.119             --
                                                       2005      1.029          1.068             --
                                                       2004      1.025          1.029             --
                                                       2003      1.000          1.025             --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (3/03).............................................  2009      0.789          0.930             --
                                                       2008      1.377          0.789             --
                                                       2007      1.345          1.377             --
                                                       2006      1.197          1.345             --
                                                       2005      1.151          1.197             --
                                                       2004      1.070          1.151             --
                                                       2003      1.000          1.070             --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (3/03)........................  2009      0.768          1.008             --
                                                       2008      1.320          0.768             --
                                                       2007      1.333          1.320             --
                                                       2006      1.256          1.333             --
                                                       2005      1.153          1.256             --
                                                       2004      1.074          1.153             --
                                                       2003      1.000          1.074             --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (3/03)...................................  2009      0.935          1.114             --
                                                       2008      1.355          0.935             --
                                                       2007      1.281          1.355             --
                                                       2006      1.144          1.281             --
                                                       2005      1.124          1.144             --
                                                       2004      1.059          1.124             --
                                                       2003      1.000          1.059             --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.862          0.845             --
                                                       2008      1.252          0.862             --
                                                       2007      1.256          1.252             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (3/03).............................................  2009      0.707          0.968             --
                                                       2008      1.253          0.707             --
                                                       2007      1.261          1.253             --
                                                       2006      1.137          1.261             --
                                                       2005      1.107          1.137             --
                                                       2004      1.064          1.107             --
                                                       2003      1.000          1.064             --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (3/03)..................................  2009      0.855          1.019             --
                                                       2008      1.227          0.855             --
                                                       2007      1.182          1.227             --
                                                       2006      1.027          1.182             --
                                                       2005      1.054          1.027             --
                                                       2004      1.045          1.054             --
                                                       2003      1.000          1.045             --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (3/03).......................  2009      0.767          0.918             --
                                                       2008      1.209          0.767             --
                                                       2007      1.176          1.209             --
                                                       2006      1.091          1.176             --
                                                       2005      1.072          1.091             --
                                                       2004      1.046          1.072             --
                                                       2003      1.000          1.046             --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (3/03)........................  2009      0.803          1.014             --
                                                       2008      1.298          0.803             --
                                                       2007      1.314          1.298             --
                                                       2006      1.153          1.314             --
                                                       2005      1.127          1.153             --
                                                       2004      1.067          1.127             --
                                                       2003      1.000          1.067             --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      0.881          1.070             --
                                                       2008      1.402          0.881             --
                                                       2007      1.383          1.402             --
                                                       2006      1.199          1.383             --
                                                       2005      1.153          1.199             --
                                                       2004      1.070          1.153             --
                                                       2003      1.000          1.070             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.672          0.934             --
                                                       2008      1.098          0.672             --
                                                       2007      1.069          1.098             --
                                                       2006      1.047          1.069             --
                                                       2005      1.020          1.047             --
                                                       2004      1.042          1.020             --
                                                       2003      1.000          1.042             --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (3/03)...................................  2009      0.872          1.157             --
                                                       2008      1.381          0.872             --
                                                       2007      1.321          1.381             --
                                                       2006      1.179          1.321             --
                                                       2005      1.115          1.179             --
                                                       2004      1.035          1.115             --
                                                       2003      1.000          1.035             --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.826          1.150             --
                                                       2008      1.427          0.826             --
                                                       2007      1.330          1.427             --
                                                       2006      1.208          1.330             --
                                                       2005      1.180          1.208             --
                                                       2004      1.051          1.180             --
                                                       2003      1.000          1.051             --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.814          0.790             --
                                                       2008      1.334          0.814             --
                                                       2007      1.303          1.334             --
                                                       2006      1.160          1.303             --
                                                       2005      1.140          1.160             --
                                                       2004      1.060          1.140             --
                                                       2003      1.000          1.060             --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.223          1.237             --
                                                       2006      1.117          1.223             --
                                                       2005      1.105          1.117             --
                                                       2004      1.061          1.105             --
                                                       2003      1.000          1.061             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (3/03)..............  2009      1.031          1.008             --
                                                       2008      1.029          1.031             --
                                                       2007      1.006          1.029             --
                                                       2006      0.985          1.006             --
                                                       2005      0.982          0.985             --
                                                       2004      0.997          0.982             --
                                                       2003      1.000          0.997             --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.761          0.872             --
                                                       2008      0.990          0.761             --
                                                       2007      1.001          0.990             --
                                                       2006      0.985          1.001             --
                                                       2005      0.986          0.985             --
                                                       2004      0.999          0.986             --
                                                       2003      1.000          0.999             --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (3/03)...........................  2009      0.920          1.071             --
                                                       2008      1.091          0.920             --
                                                       2007      1.097          1.091             --
                                                       2006      1.066          1.097             --
                                                       2005      1.065          1.066             --
                                                       2004      1.023          1.065             --
                                                       2003      1.000          1.023             --

  LMPVIT Western Asset Variable High Income
  Subaccount (3/03)..................................  2009      0.808          1.262             --
                                                       2008      1.183          0.808             --
                                                       2007      1.209          1.183             --
                                                       2006      1.116          1.209             --
                                                       2005      1.115          1.116             --
                                                       2004      1.034          1.115             --
                                                       2003      1.000          1.034             --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.335          1.421             --
                                                       2006      1.212          1.335             --
                                                       2005      1.184          1.212             --
                                                       2004      1.050          1.184             --
                                                       2003      1.000          1.050             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.319          1.380             --
                                                       2006      1.144          1.319             --
                                                       2005      1.127          1.144             --
                                                       2004      1.066          1.127             --
                                                       2003      1.000          1.066             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.363          1.413             --
                                                       2006      1.191          1.363             --
                                                       2005      1.182          1.191             --
                                                       2004      1.075          1.182             --
                                                       2003      1.000          1.075             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.510          1.659             --
                                                       2006      1.379          1.510             --
                                                       2005      1.305          1.379             --
                                                       2004      1.078          1.305             --
                                                       2003      1.000          1.078             --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.431          1.497             --
                                                       2006      1.359          1.431             --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.910          1.058             --
                                                       2008      1.487          0.910             --
                                                       2007      1.484          1.487             --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.575          0.758             --
                                                       2008      1.009          0.575             --
                                                       2007      1.213          1.009             --
                                                       2006      1.003          1.213             --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.836          1.053             --
                                                       2008      1.145          0.836             --
                                                       2007      1.185          1.145             --
                                                       2006      1.118          1.185             --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      0.915          1.388             --
                                                       2008      1.582          0.915             --
                                                       2007      1.636          1.582             --
                                                       2006      1.493          1.636             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      1.034          1.444             --
                                                       2008      1.822          1.034             --
                                                       2007      1.431          1.822             --
                                                       2006      1.404          1.431             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.634          0.845             --
                                                       2008      1.052          0.634             --
                                                       2007      1.194          1.052             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.673          0.777             --
                                                       2008      1.083          0.673             --
                                                       2007      1.070          1.083             --
                                                       2006      1.001          1.070             --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2009      0.625          0.772             --
                                                       2008      1.046          0.625             --
                                                       2007      1.066          1.046             --
                                                       2006      0.970          1.066             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.730          0.692             --
                                                       2008      1.305          0.730             --
                                                       2007      1.195          1.305             --
                                                       2006      1.217          1.195             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.788          1.032             --
                                                       2008      1.316          0.788             --
                                                       2007      1.211          1.316             --
                                                       2006      1.227          1.211             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.064          1.755             --
                                                       2008      2.337          1.064             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.067          1.370             --
                                                       2008      1.898          1.067             --
                                                       2007      1.817          1.898             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.034          1.194             --
                                                       2008      1.135          1.034             --
                                                       2007      1.078          1.135             --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.263          1.399             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      0.902          1.091             --
                                                       2008      1.377          0.902             --
                                                       2007      1.344          1.377             --
                                                       2006      1.257          1.344             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.097          1.208             --
                                                       2006      1.048          1.097             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.035          1.344             --
                                                       2008      1.188          1.035             --
                                                       2007      1.142          1.188             --
                                                       2006      1.109          1.142             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.663          0.818             --
                                                       2008      0.968          0.663             --
                                                       2007      1.023          0.968             --
                                                       2006      1.003          1.023             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.727          1.058             --
                                                       2008      1.373          0.727             --
                                                       2007      1.168          1.373             --
                                                       2006      1.204          1.168             --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2009      1.000          1.067             --
                                                       2008      1.063          1.000             --
                                                       2007      1.027          1.063             --
                                                       2006      1.000          1.027             --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.711          0.890             --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.663          0.654             --
                                                       2008      1.137          0.663             --
                                                       2007      1.167          1.137             --
                                                       2006      1.000          1.167             --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.657          0.683             --
                                                       2008      1.219          0.657             --
                                                       2007      1.202          1.219             --
                                                       2006      1.193          1.202             --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.748          0.889             --
                                                       2008      1.257          0.748             --
                                                       2007      1.238          1.257             --
                                                       2006      1.214          1.238             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.799          1.092             --
                                                       2008      1.212          0.799             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.617          0.792             --
                                                       2008      1.062          0.617             --
                                                       2007      1.054          1.062             --
                                                       2006      1.002          1.054             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.892          1.049             --
                                                       2008      1.068          0.892             --
                                                       2007      1.037          1.068             --
                                                       2006      1.001          1.037             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.816          0.985             --
                                                       2008      1.067          0.816             --
                                                       2007      1.043          1.067             --
                                                       2006      1.002          1.043             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.743          0.918             --
                                                       2008      1.067          0.743             --
                                                       2007      1.048          1.067             --
                                                       2006      1.002          1.048             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.676          0.851             --
                                                       2008      1.067          0.676             --
                                                       2007      1.053          1.067             --
                                                       2006      1.002          1.053             --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.710          0.869             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      0.968          1.118             --
                                                       2008      1.278          0.968             --
                                                       2007      1.257          1.278             --
                                                       2006      1.183          1.257             --

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2009      1.025          1.209             --
                                                       2008      1.440          1.025             --
                                                       2007      1.371          1.440             --
                                                       2006      1.248          1.371             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.629          0.857             --
                                                       2008      1.084          0.629             --
                                                       2007      1.045          1.084             --
                                                       2006      0.996          1.045             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2009      0.640          0.894             --
                                                       2008      1.132          0.640             --
                                                       2007      1.063          1.132             --
                                                       2006      0.998          1.063             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.055          1.073             --
                                                       2006      1.074          1.055             --
                                                       2005      1.078          1.074             --
                                                       2004      1.014          1.078             --
                                                       2003      1.000          1.014             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.141          1.270             --
                                                       2008      1.116          1.141             --
                                                       2007      1.052          1.116             --
                                                       2006      1.038          1.052             --
                                                       2005      1.038          1.038             --
                                                       2004      1.015          1.038             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.692          1.827             --
                                                       2006      1.358          1.692             --
                                                       2005      1.240          1.358             --
                                                       2004      1.094          1.240             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.588          1.691             --
                                                       2006      1.387          1.588             --
                                                       2005      1.328          1.387             --
                                                       2004      1.078          1.328             --
                                                       2003      1.000          1.078             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.146          1.217             --
                                                       2005      1.080          1.146             --
                                                       2004      1.039          1.080             --
                                                       2003      1.000          1.039             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.158          1.214             --
                                                       2005      1.136          1.158             --
                                                       2004      1.060          1.136             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (3/03)..............  2006      1.161          1.193             --
                                                       2005      1.094          1.161             --
                                                       2004      1.053          1.094             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086             --
                                                       2005      1.000          1.024             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.007             --
                                                       2005      1.000          1.006             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069             --
                                                       2005      1.000          1.035             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090             --
                                                       2005      1.000          1.048             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038             --
                                                       2005      1.000          1.021             --

  Travelers Managed Income Subaccount (3/03).........  2006      1.007          0.995             --
                                                       2005      1.018          1.007             --
                                                       2004      1.015          1.018             --
                                                       2003      1.000          1.015             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.284          1.359             --
                                                       2005      1.174          1.284             --
                                                       2004      1.038          1.174             --
                                                       2003      1.000          1.038             --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.141          1.204             --
                                                       2005      1.134          1.141             --
                                                       2004      1.019          1.134             --
                                                       2003      1.000          1.019             --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.149          1.183             --
                                                       2005      1.143          1.149             --
                                                       2004      1.051          1.143             --
                                                       2003      1.000          1.051             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248             --
                                                       2005      1.114          1.158             --
                                                       2004      1.000          1.114             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.303          1.493             --
                                                       2005      1.219          1.303             --
                                                       2004      1.080          1.219             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.188          1.257             --
                                                       2005      1.149          1.188             --
                                                       2004      1.059          1.149             --
                                                       2003      1.000          1.059             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048             --
                                                       2005      1.000          0.999             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109             --
                                                       2005      1.088          1.101             --
                                                       2004      1.000          1.088             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.142          1.189             --
                                                       2005      1.147          1.142             --
                                                       2004      1.067          1.147             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227             --
                                                       2005      1.000          1.069             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.118             --
                                                       2005      1.000          0.978             --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.103          1.142             --
                                                       2005      1.048          1.103             --
                                                       2004      1.034          1.048             --
                                                       2003      1.000          1.034             --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.271          1.209             --
                                                       2007      1.114          1.271             --
                                                       2006      1.110          1.114             --
                                                       2005      1.053          1.110             --
                                                       2004      1.009          1.053             --
                                                       2003      1.000          1.009             --

                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.446          1.507               --
                                                       2005      1.417          1.446               --
                                                       2004      1.306          1.417               --
                                                       2003      1.000          1.306               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.407          1.364               --
                                                       2005      1.256          1.407               --
                                                       2004      1.189          1.256           19,490
                                                       2003      1.000          1.189               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.330          1.845           27,095
                                                       2008      2.213          1.330           37,579
                                                       2007      1.976          2.213           37,983
                                                       2006      1.682          1.976           41,518
                                                       2005      1.512          1.682           48,869
                                                       2004      1.366          1.512           22,333
                                                       2003      1.000          1.366            4,404

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.075          1.462           81,101
                                                       2008      1.967          1.075           90,777
                                                       2007      1.796          1.967          246,651
                                                       2006      1.670          1.796          280,170
                                                       2005      1.474          1.670          289,549
                                                       2004      1.343          1.474           85,884
                                                       2003      1.000          1.343           20,944

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.019          1.304           88,607
                                                       2008      1.681          1.019           95,479
                                                       2007      1.641          1.681          275,113
                                                       2006      1.460          1.641          308,971
                                                       2005      1.414          1.460          313,917
                                                       2004      1.314          1.414          103,217
                                                       2003      1.000          1.314           18,526

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.656          1.634               --
                                                       2005      1.437          1.656           11,889
                                                       2004      1.232          1.437           16,239
                                                       2003      1.000          1.232            4,262

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.733          2.242               --
                                                       2005      1.658          1.733           15,593
                                                       2004      1.294          1.658           13,848
                                                       2003      1.000          1.294            1,441

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.393               --
                                                       2005      1.195          1.284           61,267
                                                       2004      1.073          1.195           94,471
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.425               --
                                                       2005      1.193          1.282           19,528
                                                       2004      1.066          1.193           19,916
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2009      1.147          1.518               --
                                                       2008      2.050          1.147               --
                                                       2007      1.789          2.050               --
                                                       2006      1.643          1.789               --
                                                       2005      1.442          1.643               --
                                                       2004      1.282          1.442               --
                                                       2003      1.000          1.282               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.458          1.988            4,869
                                                       2008      2.476          1.458            4,410
                                                       2007      2.202          2.476           61,374
                                                       2006      2.008          2.202           60,071
                                                       2005      1.744          2.008           69,170
                                                       2004      1.435          1.744           13,003
                                                       2003      1.000          1.435               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.822          1.087           21,544
                                                       2008      1.198          0.822               --
                                                       2007      1.184          1.198               --
                                                       2006      1.027          1.184               --
                                                       2005      1.000          1.027               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2009      0.996          1.395               --
                                                       2008      1.777          0.996               --
                                                       2007      1.638          1.777               --
                                                       2006      1.545          1.638               --
                                                       2005      1.511          1.545               --
                                                       2004      1.390          1.511               --
                                                       2003      1.000          1.390               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.489          1.719               --
                                                       2005      1.381          1.489           22,508
                                                       2004      1.257          1.381           22,850
                                                       2003      1.000          1.257           15,059

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.410          3.093               --
                                                       2007      2.715          3.410           13,379
                                                       2006      2.173          2.715           17,464
                                                       2005      1.748          2.173           19,543
                                                       2004      1.437          1.748            8,413
                                                       2003      1.000          1.437            4,337

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.348          1.802           31,612
                                                       2008      2.319          1.348           30,384
                                                       2007      2.060          2.319           93,644
                                                       2006      1.739          2.060           95,078
                                                       2005      1.618          1.739           99,690
                                                       2004      1.400          1.618           14,636
                                                       2003      1.000          1.400               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.652          1.963               --
                                                       2005      1.556          1.652           20,050
                                                       2004      1.375          1.556           18,822
                                                       2003      1.000          1.375            3,779

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (3/03).............................................  2009      1.209          1.703               --
                                                       2008      2.208          1.209               --
                                                       2007      1.860          2.208               --
                                                       2006      1.683          1.860               --
                                                       2005      1.540          1.683               --
                                                       2004      1.311          1.540               --
                                                       2003      1.000          1.311               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.507          1.678               --
                                                       2005      1.486          1.507            7,009
                                                       2004      1.326          1.486            7,329
                                                       2003      1.000          1.326               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.427          1.514               --
                                                       2006      1.363          1.427               --
                                                       2005      1.314          1.363               --
                                                       2004      1.310          1.314               --
                                                       2003      1.000          1.310               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (3/03).............................................  2009      0.958          1.129               --
                                                       2008      1.673          0.958               --
                                                       2007      1.636          1.673               --
                                                       2006      1.456          1.636               --
                                                       2005      1.401          1.456               --
                                                       2004      1.303          1.401               --
                                                       2003      1.000          1.303               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (3/03)........................  2009      0.923          1.212            9,188
                                                       2008      1.589          0.923            8,954
                                                       2007      1.605          1.589            9,483
                                                       2006      1.512          1.605               --
                                                       2005      1.389          1.512               --
                                                       2004      1.295          1.389               --
                                                       2003      1.000          1.295               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (3/03)...................................  2009      1.073          1.278            8,659
                                                       2008      1.556          1.073            9,733
                                                       2007      1.472          1.556           10,206
                                                       2006      1.314          1.472               --
                                                       2005      1.292          1.314               --
                                                       2004      1.218          1.292               --
                                                       2003      1.000          1.218               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.023          1.003               --
                                                       2008      1.487          1.023               --
                                                       2007      1.491          1.487               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (3/03).............................................  2009      0.848          1.161           18,917
                                                       2008      1.503          0.848           18,917
                                                       2007      1.514          1.503           18,917
                                                       2006      1.366          1.514           18,917
                                                       2005      1.331          1.366           18,917
                                                       2004      1.279          1.331               --
                                                       2003      1.000          1.279               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (3/03)..................................  2009      0.987          1.176               --
                                                       2008      1.418          0.987               --
                                                       2007      1.366          1.418               --
                                                       2006      1.187          1.366               --
                                                       2005      1.219          1.187               --
                                                       2004      1.209          1.219               --
                                                       2003      1.000          1.209               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (3/03).......................  2009      0.867          1.037               --
                                                       2008      1.366          0.867               --
                                                       2007      1.330          1.366               --
                                                       2006      1.234          1.330               --
                                                       2005      1.213          1.234               --
                                                       2004      1.185          1.213               --
                                                       2003      1.000          1.185               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (3/03)........................  2009      1.052          1.328               --
                                                       2008      1.701          1.052               --
                                                       2007      1.723          1.701               --
                                                       2006      1.512          1.723               --
                                                       2005      1.480          1.512               --
                                                       2004      1.402          1.480               --
                                                       2003      1.000          1.402               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.084          1.317               --
                                                       2008      1.727          1.084               --
                                                       2007      1.705          1.727               --
                                                       2006      1.478          1.705               --
                                                       2005      1.422          1.478            7,044
                                                       2004      1.321          1.422            7,368
                                                       2003      1.000          1.321               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.886          1.231               --
                                                       2008      1.449          0.886               --
                                                       2007      1.411          1.449               --
                                                       2006      1.383          1.411               --
                                                       2005      1.348          1.383               --
                                                       2004      1.377          1.348               --
                                                       2003      1.000          1.377               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (3/03)...................................  2009      1.086          1.440               --
                                                       2008      1.720          1.086               --
                                                       2007      1.646          1.720               --
                                                       2006      1.470          1.646               --
                                                       2005      1.391          1.470               --
                                                       2004      1.292          1.391               --
                                                       2003      1.000          1.292               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.194          1.663            4,386
                                                       2008      2.066          1.194            4,386
                                                       2007      1.925          2.066            4,386
                                                       2006      1.751          1.925            4,386
                                                       2005      1.711          1.751            4,386
                                                       2004      1.524          1.711            4,787
                                                       2003      1.000          1.524            2,732

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.963          0.934               --
                                                       2008      1.579          0.963               --
                                                       2007      1.543          1.579               --
                                                       2006      1.374          1.543           19,303
                                                       2005      1.352          1.374           19,303
                                                       2004      1.257          1.352           19,303
                                                       2003      1.000          1.257           19,303

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.453          1.469               --
                                                       2006      1.327          1.453               --
                                                       2005      1.314          1.327               --
                                                       2004      1.262          1.314               --
                                                       2003      1.000          1.262               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (3/03)..............  2009      1.016          0.993               --
                                                       2008      1.015          1.016               --
                                                       2007      0.992          1.015               --
                                                       2006      0.972          0.992               --
                                                       2005      0.970          0.972               --
                                                       2004      0.985          0.970               --
                                                       2003      1.000          0.985               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.757          0.867               --
                                                       2008      0.985          0.757               --
                                                       2007      0.996          0.985               --
                                                       2006      0.981          0.996               --
                                                       2005      0.983          0.981            3,567
                                                       2004      0.996          0.983            3,300
                                                       2003      1.000          0.996               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (3/03)...........................  2009      0.961          1.119               --
                                                       2008      1.141          0.961               --
                                                       2007      1.147          1.141               --
                                                       2006      1.116          1.147               --
                                                       2005      1.115          1.116               --
                                                       2004      1.071          1.115               --
                                                       2003      1.000          1.071               --

  LMPVIT Western Asset Variable High Income
  Subaccount (3/03)..................................  2009      0.919          1.434               --
                                                       2008      1.346          0.919               --
                                                       2007      1.376          1.346               --
                                                       2006      1.271          1.376               --
                                                       2005      1.270          1.271               --
                                                       2004      1.179          1.270               --
                                                       2003      1.000          1.179               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.818          1.934               --
                                                       2006      1.651          1.818               --
                                                       2005      1.614          1.651               --
                                                       2004      1.431          1.614               --
                                                       2003      1.000          1.431               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.727          1.807               --
                                                       2006      1.499          1.727            5,611
                                                       2005      1.477          1.499           16,304
                                                       2004      1.399          1.477           14,411
                                                       2003      1.000          1.399            1,350

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.564          1.620               --
                                                       2006      1.367          1.564           20,683
                                                       2005      1.357          1.367           21,820
                                                       2004      1.235          1.357           21,310
                                                       2003      1.000          1.235            5,744

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921               --
                                                       2006      1.597          1.748           17,088
                                                       2005      1.513          1.597           16,868
                                                       2004      1.250          1.513           19,028
                                                       2003      1.000          1.250            3,279

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.664          1.740               --
                                                       2006      1.581          1.664           21,800

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.056          1.228           21,770
                                                       2008      1.728          1.056           20,014
                                                       2007      1.725          1.728           21,801

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.574          0.757               --
                                                       2008      1.008          0.574               --
                                                       2007      1.213          1.008               --
                                                       2006      1.003          1.213            9,489

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.834          1.050               --
                                                       2008      1.144          0.834               --
                                                       2007      1.184          1.144            5,684
                                                       2006      1.118          1.184               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      1.116          1.692            6,465
                                                       2008      1.930          1.116            5,892
                                                       2007      1.996          1.930            8,175
                                                       2006      1.822          1.996            8,121

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      1.201          1.678            4,322
                                                       2008      2.119          1.201            2,156
                                                       2007      1.665          2.119               --
                                                       2006      1.634          1.665            4,262

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.632          0.844               --
                                                       2008      1.051          0.632               --
                                                       2007      1.193          1.051               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.672          0.776               --
                                                       2008      1.082          0.672               --
                                                       2007      1.069          1.082               --
                                                       2006      1.001          1.069               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2009      0.624          0.770           33,833
                                                       2008      1.045          0.624           31,222
                                                       2007      1.065          1.045           30,627
                                                       2006      0.970          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.879          0.833               --
                                                       2008      1.572          0.879               --
                                                       2007      1.440          1.572               --
                                                       2006      1.467          1.440            4,123

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.787          1.030               --
                                                       2008      1.314          0.787               --
                                                       2007      1.210          1.314               --
                                                       2006      1.226          1.210               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.410          2.324           14,828
                                                       2008      3.097          1.410           12,738

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.335          1.713               --
                                                       2008      2.375          1.335               --
                                                       2007      2.275          2.375               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.058          1.221           22,600
                                                       2008      1.161          1.058           19,162
                                                       2007      1.103          1.161           25,960

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.178          1.305           56,274

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      1.026          1.240               --
                                                       2008      1.567          1.026               --
                                                       2007      1.530          1.567               --
                                                       2006      1.432          1.530               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.097          1.207               --
                                                       2006      1.048          1.097               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.032          1.340            2,033
                                                       2008      1.186          1.032            3,230
                                                       2007      1.140          1.186               --
                                                       2006      1.108          1.140               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.662          0.816           33,761
                                                       2008      0.967          0.662           32,586
                                                       2007      1.023          0.967           34,986
                                                       2006      1.003          1.023           29,909

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.934          1.360            4,904
                                                       2008      1.766          0.934            4,904
                                                       2007      1.504          1.766            8,938
                                                       2006      1.550          1.504            7,581

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2009      1.021          1.088               --
                                                       2008      1.085          1.021               --
                                                       2007      1.049          1.085               --
                                                       2006      1.000          1.049               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.856          1.071            4,176

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.782          0.771               --
                                                       2008      1.342          0.782               --
                                                       2007      1.378          1.342               --
                                                       2006      1.000          1.378               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.759          0.789               --
                                                       2008      1.409          0.759            4,957
                                                       2007      1.390          1.409            5,198
                                                       2006      1.380          1.390           19,765

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.926          1.099            8,278
                                                       2008      1.557          0.926            9,301
                                                       2007      1.534          1.557            9,753
                                                       2006      1.504          1.534           18,479

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.956          1.305               --
                                                       2008      1.450          0.956               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.616          0.790               --
                                                       2008      1.061          0.616               --
                                                       2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.891          1.047               --
                                                       2008      1.067          0.891               --
                                                       2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.815          0.983               --
                                                       2008      1.066          0.815               --
                                                       2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.742          0.916          115,025
                                                       2008      1.067          0.742          115,025
                                                       2007      1.048          1.067          115,025
                                                       2006      1.002          1.048          115,025

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.675          0.850               --
                                                       2008      1.066          0.675               --
                                                       2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.709          0.867            3,680

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      1.070          1.235           19,992
                                                       2008      1.412          1.070           24,779
                                                       2007      1.390          1.412           19,670
                                                       2006      1.308          1.390           20,557

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2009      1.020          1.202               --
                                                       2008      1.437          1.020               --
                                                       2007      1.369          1.437           49,376
                                                       2006      1.246          1.369           50,405

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.628          0.856           97,807
                                                       2008      1.083          0.628          103,541
                                                       2007      1.045          1.083           93,814
                                                       2006      0.996          1.045          113,754

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2009      0.640          0.892               --
                                                       2008      1.131          0.640               --
                                                       2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.081          1.099               --
                                                       2006      1.100          1.081           27,213
                                                       2005      1.105          1.100           28,366
                                                       2004      1.040          1.105           26,894
                                                       2003      1.000          1.040               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.141          1.175               --
                                                       2008      1.116          1.141           44,743
                                                       2007      1.052          1.116           49,474
                                                       2006      1.039          1.052           65,603
                                                       2005      1.040          1.039           65,182
                                                       2004      1.017          1.040           97,579
                                                       2003      1.000          1.017           20,129

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.119          2.288               --
                                                       2006      1.701          2.119               --
                                                       2005      1.555          1.701               --
                                                       2004      1.372          1.555               --
                                                       2003      1.000          1.372               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.261          2.407               --
                                                       2006      1.976          2.261            4,315
                                                       2005      1.893          1.976            5,279
                                                       2004      1.538          1.893            4,707
                                                       2003      1.000          1.538            2,746

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.381          1.467               --
                                                       2005      1.303          1.381            4,123
                                                       2004      1.254          1.303            4,123
                                                       2003      1.000          1.254            4,123

  Travelers Equity Income Subaccount (3/03)..........  2006      1.436          1.504               --
                                                       2005      1.409          1.436           25,801
                                                       2004      1.315          1.409           26,137
                                                       2003      1.000          1.315           19,911

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (3/03)..............  2006      1.343          1.380               --
                                                       2005      1.267          1.343           19,765
                                                       2004      1.219          1.267           19,765
                                                       2003      1.000          1.219           19,765

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.006               --
                                                       2005      1.000          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.068               --
                                                       2005      1.000          1.035          107,862

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.089               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.037               --
                                                       2005      1.000          1.021               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.029          1.017               --
                                                       2005      1.041          1.029               --
                                                       2004      1.038          1.041               --
                                                       2003      1.000          1.038               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.493          1.581               --
                                                       2005      1.366          1.493           19,236
                                                       2004      1.209          1.366           39,462
                                                       2003      1.000          1.209            3,277

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.469          1.550               --
                                                       2005      1.461          1.469            4,904
                                                       2004      1.313          1.461            5,352
                                                       2003      1.000          1.313            4,392

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.271          1.308               --
                                                       2005      1.265          1.271           36,705
                                                       2004      1.164          1.265           37,352
                                                       2003      1.000          1.164           11,563

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.246               --
                                                       2005      1.114          1.157           48,483
                                                       2004      1.000          1.114            4,865

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.591          1.822               --
                                                       2005      1.489          1.591            7,085
                                                       2004      1.319          1.489            5,892
                                                       2003      1.000          1.319               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.353          1.432               --
                                                       2005      1.309          1.353               --
                                                       2004      1.208          1.309               --
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.108               --
                                                       2005      1.088          1.100            1,617
                                                       2004      1.000          1.088            1,587

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.353          1.408               --
                                                       2005      1.360          1.353               --
                                                       2004      1.265          1.360               --
                                                       2003      1.000          1.265               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.226               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.118               --
                                                       2005      1.000          0.977               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.303          1.348               --
                                                       2005      1.239          1.303               --
                                                       2004      1.223          1.239               --
                                                       2003      1.000          1.223               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.520          1.446               --
                                                       2007      1.333          1.520               --
                                                       2006      1.328          1.333               --
                                                       2005      1.262          1.328               --
                                                       2004      1.209          1.262               --
                                                       2003      1.000          1.209               --

                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.442          1.502               --
                                                       2005      1.414          1.442            4,572
                                                       2004      1.305          1.414            4,572
                                                       2003      1.000          1.305               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.403          1.359               --
                                                       2005      1.254          1.403               --
                                                       2004      1.188          1.254               --
                                                       2003      1.000          1.188               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2009      1.322          1.833            3,527
                                                       2008      2.202          1.322            4,136
                                                       2007      1.968          2.202           10,823
                                                       2006      1.677          1.968           43,407
                                                       2005      1.509          1.677           38,073
                                                       2004      1.365          1.509           59,747
                                                       2003      1.000          1.365           28,454

  American Funds Growth Subaccount (Class 2) (3/03)..  2009      1.069          1.452          161,557
                                                       2008      1.958          1.069          161,563
                                                       2007      1.789          1.958          157,758
                                                       2006      1.666          1.789          249,646
                                                       2005      1.471          1.666          394,473
                                                       2004      1.342          1.471          336,973
                                                       2003      1.000          1.342          213,259

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2009      1.013          1.295           54,802
                                                       2008      1.673          1.013           54,802
                                                       2007      1.635          1.673          132,429
                                                       2006      1.456          1.635          268,385
                                                       2005      1.412          1.456          417,857
                                                       2004      1.313          1.412          370,409
                                                       2003      1.000          1.313          284,259

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.652          1.629               --
                                                       2005      1.434          1.652               --
                                                       2004      1.231          1.434               --
                                                       2003      1.000          1.231               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.728          2.234               --
                                                       2005      1.655          1.728               --
                                                       2004      1.293          1.655               --
                                                       2003      1.000          1.293               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389               --
                                                       2005      1.194          1.282               --
                                                       2004      1.073          1.194               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421               --
                                                       2005      1.192          1.279               --
                                                       2004      1.066          1.192               --
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2009      1.141          1.508           58,121
                                                       2008      2.040          1.141           58,121
                                                       2007      1.782          2.040           58,121
                                                       2006      1.639          1.782          103,297
                                                       2005      1.439          1.639          102,362
                                                       2004      1.281          1.439           41,517
                                                       2003      1.000          1.281           33,217

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2009      1.450          1.974               --
                                                       2008      2.465          1.450               --
                                                       2007      2.193          2.465            7,360
                                                       2006      2.003          2.193           35,867
                                                       2005      1.741          2.003           37,911
                                                       2004      1.434          1.741           84,851
                                                       2003      1.000          1.434           15,148

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.819          1.082               --
                                                       2008      1.195          0.819               --
                                                       2007      1.182          1.195               --
                                                       2006      1.026          1.182               --
                                                       2005      1.000          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2009      0.991          1.386           59,211
                                                       2008      1.768          0.991           59,213
                                                       2007      1.632          1.768           59,215
                                                       2006      1.541          1.632           98,316
                                                       2005      1.509          1.541          235,452
                                                       2004      1.389          1.509          185,546
                                                       2003      1.000          1.389          103,605

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.485          1.713               --
                                                       2005      1.378          1.485           41,167
                                                       2004      1.256          1.378           38,643
                                                       2003      1.000          1.256           46,060

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.394          3.078               --
                                                       2007      2.705          3.394            7,601
                                                       2006      2.167          2.705            7,601
                                                       2005      1.745          2.167            7,607
                                                       2004      1.436          1.745            7,614
                                                       2003      1.000          1.436            7,622

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2009      1.341          1.790            1,800
                                                       2008      2.308          1.341            2,026
                                                       2007      2.052          2.308            6,705
                                                       2006      1.734          2.052           55,756
                                                       2005      1.615          1.734          302,976
                                                       2004      1.398          1.615          240,631
                                                       2003      1.000          1.398          103,046

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.647          1.955               --
                                                       2005      1.553          1.647               --
                                                       2004      1.374          1.553               --
                                                       2003      1.000          1.374               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (3/03).............................................  2009      1.202          1.691           10,240
                                                       2008      2.197          1.202           10,247
                                                       2007      1.853          2.197           10,247
                                                       2006      1.678          1.853           10,247
                                                       2005      1.537          1.678           10,252
                                                       2004      1.309          1.537           10,574
                                                       2003      1.000          1.309            7,122

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.503          1.673               --
                                                       2005      1.483          1.503            4,230
                                                       2004      1.325          1.483               --
                                                       2003      1.000          1.325               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.421          1.508               --
                                                       2006      1.359          1.421               --
                                                       2005      1.312          1.359               --
                                                       2004      1.309          1.312           52,806
                                                       2003      1.000          1.309               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (3/03).............................................  2009      0.952          1.121               --
                                                       2008      1.665          0.952               --
                                                       2007      1.629          1.665               --
                                                       2006      1.452          1.629               --
                                                       2005      1.398          1.452               --
                                                       2004      1.302          1.398               --
                                                       2003      1.000          1.302               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (3/03)........................  2009      0.918          1.203           62,298
                                                       2008      1.581          0.918           62,981
                                                       2007      1.599          1.581           85,888
                                                       2006      1.508          1.599          173,603
                                                       2005      1.386          1.508          395,731
                                                       2004      1.294          1.386          322,513
                                                       2003      1.000          1.294          167,057

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (3/03)...................................  2009      1.067          1.269           49,576
                                                       2008      1.549          1.067           49,576
                                                       2007      1.466          1.549           62,825
                                                       2006      1.311          1.466          147,414
                                                       2005      1.290          1.311          205,973
                                                       2004      1.217          1.290          154,809
                                                       2003      1.000          1.217           61,742

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.017          0.997               --
                                                       2008      1.479          1.017               --
                                                       2007      1.484          1.479               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (3/03).............................................  2009      0.844          1.153          106,441
                                                       2008      1.496          0.844          109,492
                                                       2007      1.508          1.496          329,857
                                                       2006      1.362          1.508          432,414
                                                       2005      1.328          1.362          446,627
                                                       2004      1.278          1.328          427,155
                                                       2003      1.000          1.278          322,330

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (3/03)..................................  2009      0.982          1.168               --
                                                       2008      1.411          0.982               --
                                                       2007      1.360          1.411               --
                                                       2006      1.184          1.360               --
                                                       2005      1.217          1.184               --
                                                       2004      1.209          1.217               --
                                                       2003      1.000          1.209               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (3/03).......................  2009      0.862          1.030           21,357
                                                       2008      1.360          0.862           21,403
                                                       2007      1.325          1.360           21,441
                                                       2006      1.230          1.325           21,475
                                                       2005      1.211          1.230          250,574
                                                       2004      1.184          1.211          393,683
                                                       2003      1.000          1.184          294,612

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (3/03)........................  2009      1.046          1.319           91,147
                                                       2008      1.693          1.046           91,151
                                                       2007      1.716          1.693          118,009
                                                       2006      1.508          1.716          145,495
                                                       2005      1.477          1.508          182,614
                                                       2004      1.401          1.477           75,024
                                                       2003      1.000          1.401           76,576

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/03)...................................  2009      1.078          1.308            3,821
                                                       2008      1.719          1.078            4,447
                                                       2007      1.698          1.719            4,878
                                                       2006      1.474          1.698           12,069
                                                       2005      1.420          1.474           11,934
                                                       2004      1.320          1.420            4,716
                                                       2003      1.000          1.320            4,204

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/03)........................  2009      0.881          1.222           45,432
                                                       2008      1.442          0.881           45,432
                                                       2007      1.406          1.442           59,406
                                                       2006      1.379          1.406           99,250
                                                       2005      1.345          1.379          102,759
                                                       2004      1.376          1.345           49,178
                                                       2003      1.000          1.376           44,935

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (3/03)...................................  2009      1.079          1.430               --
                                                       2008      1.711          1.079               --
                                                       2007      1.640          1.711               --
                                                       2006      1.466          1.640               --
                                                       2005      1.389          1.466               --
                                                       2004      1.291          1.389               --
                                                       2003      1.000          1.291               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (3/03)........................  2009      1.187          1.652               --
                                                       2008      2.056          1.187               --
                                                       2007      1.918          2.056               --
                                                       2006      1.746          1.918               --
                                                       2005      1.708          1.746               --
                                                       2004      1.523          1.708           48,483
                                                       2003      1.000          1.523            5,421

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2009      0.957          0.929               --
                                                       2008      1.572          0.957               --
                                                       2007      1.538          1.572               --
                                                       2006      1.371          1.538               --
                                                       2005      1.349          1.371               --
                                                       2004      1.256          1.349               --
                                                       2003      1.000          1.256               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.448          1.462               --
                                                       2006      1.323          1.448          153,049
                                                       2005      1.312          1.323          160,549
                                                       2004      1.261          1.312          160,549
                                                       2003      1.000          1.261          103,223

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (3/03)..............  2009      1.010          0.986               --
                                                       2008      1.010          1.010               --
                                                       2007      0.988          1.010          303,934
                                                       2006      0.970          0.988               --
                                                       2005      0.968          0.970          360,719
                                                       2004      0.985          0.968          413,121
                                                       2003      1.000          0.985               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.753          0.861            7,530
                                                       2008      0.981          0.753            7,548
                                                       2007      0.993          0.981            7,564
                                                       2006      0.979          0.993            7,578
                                                       2005      0.982          0.979            7,592
                                                       2004      0.996          0.982            7,607
                                                       2003      1.000          0.996               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (3/03)...........................  2009      0.956          1.111               --
                                                       2008      1.135          0.956               --
                                                       2007      1.143          1.135               --
                                                       2006      1.113          1.143               --
                                                       2005      1.113          1.113               --
                                                       2004      1.071          1.113               --
                                                       2003      1.000          1.071               --

  LMPVIT Western Asset Variable High Income
  Subaccount (3/03)..................................  2009      0.914          1.424               --
                                                       2008      1.340          0.914               --
                                                       2007      1.371          1.340               --
                                                       2006      1.268          1.371           25,434
                                                       2005      1.268          1.268           25,434
                                                       2004      1.178          1.268           17,480
                                                       2003      1.000          1.178           13,312

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.811          1.926               --
                                                       2006      1.646          1.811               --
                                                       2005      1.611          1.646               --
                                                       2004      1.430          1.611               --
                                                       2003      1.000          1.430               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.721          1.800               --
                                                       2006      1.495          1.721            7,535
                                                       2005      1.475          1.495            7,535
                                                       2004      1.398          1.475            7,535
                                                       2003      1.000          1.398            7,535

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.558          1.614               --
                                                       2006      1.363          1.558           74,229
                                                       2005      1.355          1.363           74,229
                                                       2004      1.235          1.355               --
                                                       2003      1.000          1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.742          1.913               --
                                                       2006      1.593          1.742            1,117
                                                       2005      1.510          1.593            1,119
                                                       2004      1.250          1.510            1,121
                                                       2003      1.000          1.250               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.658          1.733               --
                                                       2006      1.576          1.658           28,836

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.050          1.220           28,836
                                                       2008      1.720          1.050           28,836
                                                       2007      1.718          1.720           28,836

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.573          0.754               --
                                                       2008      1.006          0.573               --
                                                       2007      1.212          1.006               --
                                                       2006      1.003          1.212               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.831          1.046               --
                                                       2008      1.141          0.831               --
                                                       2007      1.183          1.141               --
                                                       2006      1.117          1.183               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      1.109          1.680           77,780
                                                       2008      1.921          1.109           77,780
                                                       2007      1.988          1.921           42,769
                                                       2006      1.817          1.988           42,349

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      1.194          1.667               --
                                                       2008      2.109          1.194               --
                                                       2007      1.659          2.109               --
                                                       2006      1.629          1.659               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.630          0.840               --
                                                       2008      1.048          0.630               --
                                                       2007      1.191          1.048               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.670          0.773          108,117
                                                       2008      1.080          0.670          108,117
                                                       2007      1.069          1.080          108,117
                                                       2006      1.001          1.069           67,201

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2009      0.622          0.767               --
                                                       2008      1.043          0.622               --
                                                       2007      1.065          1.043            1,825
                                                       2006      0.970          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.874          0.828               --
                                                       2008      1.564          0.874               --
                                                       2007      1.435          1.564               --
                                                       2006      1.462          1.435               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.784          1.025               --
                                                       2008      1.311          0.784               --
                                                       2007      1.208          1.311               --
                                                       2006      1.225          1.208               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.402          2.308            7,595
                                                       2008      3.082          1.402            7,601

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.327          1.701            4,185
                                                       2008      2.364          1.327            4,243
                                                       2007      2.266          2.364            4,481

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.052          1.213           29,019
                                                       2008      1.156          1.052           29,019
                                                       2007      1.099          1.156            4,280

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.171          1.297           37,003

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      1.021          1.232               --
                                                       2008      1.560          1.021               --
                                                       2007      1.525          1.560               --
                                                       2006      1.428          1.525               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.095          1.205               --
                                                       2006      1.047          1.095               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.028          1.332               --
                                                       2008      1.182          1.028               --
                                                       2007      1.137          1.182               --
                                                       2006      1.105          1.137               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.660          0.813            7,915
                                                       2008      0.965          0.660            7,915
                                                       2007      1.022          0.965            7,915
                                                       2006      1.003          1.022            7,061

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.929          1.351           10,341
                                                       2008      1.757          0.929           10,749
                                                       2007      1.498          1.757           11,628
                                                       2006      1.545          1.498           11,263

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2009      1.015          1.081               --
                                                       2008      1.080          1.015               --
                                                       2007      1.045          1.080               --
                                                       2006      1.000          1.045               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.851          1.064           12,272

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.778          0.767               --
                                                       2008      1.336          0.778               --
                                                       2007      1.372          1.336               --
                                                       2006      1.000          1.372               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.754          0.784               --
                                                       2008      1.403          0.754           12,957
                                                       2007      1.385          1.403           12,957
                                                       2006      1.376          1.385           12,957

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.921          1.092            4,942
                                                       2008      1.549          0.921            4,948
                                                       2007      1.528          1.549            4,953
                                                       2006      1.499          1.528           32,034

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.950          1.296               --
                                                       2008      1.442          0.950               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.615          0.788               --
                                                       2008      1.060          0.615               --
                                                       2007      1.053          1.060           73,742
                                                       2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.889          1.043               --
                                                       2008      1.065          0.889               --
                                                       2007      1.036          1.065               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.813          0.980               --
                                                       2008      1.064          0.813               --
                                                       2007      1.042          1.064               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.740          0.913               --
                                                       2008      1.065          0.740               --
                                                       2007      1.047          1.065               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.673          0.846               --
                                                       2008      1.065          0.673               --
                                                       2007      1.052          1.065               --
                                                       2006      1.002          1.052               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.706          0.863               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      1.063          1.226           11,292
                                                       2008      1.405          1.063           11,292
                                                       2007      1.384          1.405           11,292
                                                       2006      1.304          1.384           32,472

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2009      1.009          1.188               --
                                                       2008      1.432          1.009               --
                                                       2007      1.365          1.432               --
                                                       2006      1.244          1.365               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.626          0.853               --
                                                       2008      1.081          0.626               --
                                                       2007      1.044          1.081               --
                                                       2006      0.996          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2009      0.638          0.889               --
                                                       2008      1.129          0.638               --
                                                       2007      1.062          1.129               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.077          1.094               --
                                                       2006      1.097          1.077            4,280
                                                       2005      1.103          1.097            4,280
                                                       2004      1.039          1.103            4,712
                                                       2003      1.000          1.039               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2009      1.134          1.260               --
                                                       2008      1.111          1.134           37,005
                                                       2007      1.048          1.111            6,322
                                                       2006      1.036          1.048          158,270
                                                       2005      1.038          1.036          227,350
                                                       2004      1.016          1.038          214,405
                                                       2003      1.000          1.016          211,805

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.111          2.278               --
                                                       2006      1.697          2.111            8,962
                                                       2005      1.552          1.697            4,657
                                                       2004      1.371          1.552            4,754
                                                       2003      1.000          1.371            4,592

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.252          2.397               --
                                                       2006      1.971          2.252               --
                                                       2005      1.890          1.971               --
                                                       2004      1.536          1.890               --
                                                       2003      1.000          1.536               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.378          1.462               --
                                                       2005      1.300          1.378               --
                                                       2004      1.253          1.300               --
                                                       2003      1.000          1.253               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.432          1.499               --
                                                       2005      1.406          1.432          106,938
                                                       2004      1.314          1.406           83,752
                                                       2003      1.000          1.314            4,973

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (3/03)..............  2006      1.339          1.376               --
                                                       2005      1.265          1.339           12,957
                                                       2004      1.219          1.265           12,957
                                                       2003      1.000          1.219           25,838

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.085               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.005          1.006               --
                                                       2005      1.000          1.005               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.034          1.067               --
                                                       2005      1.000          1.034               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.088               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.020          1.037               --
                                                       2005      1.000          1.020               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.026          1.013               --
                                                       2005      1.039          1.026               --
                                                       2004      1.037          1.039               --
                                                       2003      1.000          1.037               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.489          1.576               --
                                                       2005      1.364          1.489           28,836
                                                       2004      1.208          1.364               --
                                                       2003      1.000          1.208               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.465          1.545               --
                                                       2005      1.459          1.465           11,157
                                                       2004      1.312          1.459               --
                                                       2003      1.000          1.312               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.267          1.304               --
                                                       2005      1.263          1.267           32,472
                                                       2004      1.163          1.263           25,673
                                                       2003      1.000          1.163            8,981

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.244               --
                                                       2005      1.113          1.155               --
                                                       2004      1.000          1.113               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.587          1.817               --
                                                       2005      1.487          1.587           42,349
                                                       2004      1.318          1.487            6,192
                                                       2003      1.000          1.318           12,320

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.350          1.428               --
                                                       2005      1.307          1.350               --
                                                       2004      1.207          1.307           43,393
                                                       2003      1.000          1.207               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.998          1.047               --
                                                       2005      1.000          0.998               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105               --
                                                       2005      1.087          1.098               --
                                                       2004      1.000          1.087           28,951

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.350          1.404               --
                                                       2005      1.357          1.350               --
                                                       2004      1.264          1.357               --
                                                       2003      1.000          1.264               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.225               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.117               --
                                                       2005      1.000          0.977               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.299          1.344               --
                                                       2005      1.237          1.299               --
                                                       2004      1.222          1.237               --
                                                       2003      1.000          1.222               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.513          1.439               --
                                                       2007      1.328          1.513            1,229
                                                       2006      1.325          1.328            1,231
                                                       2005      1.260          1.325            1,233
                                                       2004      1.208          1.260            1,236
                                                       2003      1.000          1.208               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE ADVISOR

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.434          1.617               --
                                                       2008      2.160          1.434            4,372
                                                       2007      1.825          2.160            4,902
                                                       2006      1.483          1.825            7,122
                                                       2005      1.293          1.483           10,355
                                                       2004      1.067          1.293            5,022
                                                       2003      1.000          1.067            1,646

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.154          1.159               --
                                                       2005      1.087          1.154           36,816
                                                       2004      1.063          1.087          281,136
                                                       2003      1.000          1.063          271,504

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.089          1.611               --
                                                       2008      2.029          1.089               --
                                                       2007      1.552          2.029               --
                                                       2006      1.330          1.552               --
                                                       2005      1.187          1.330               --
                                                       2004      1.121          1.187               --
                                                       2003      1.000          1.121               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.893          1.145               --
                                                       2008      1.710          0.893               --
                                                       2007      1.815          1.710               --
                                                       2006      1.634          1.815               --
                                                       2005      1.434          1.634               --
                                                       2004      1.238          1.434               --
                                                       2003      1.000          1.238               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.153          1.156               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.641          2.764               --
                                                       2006      2.031          2.641            1,468
                                                       2005      1.618          2.031            6,182
                                                       2004      1.320          1.618            6,743
                                                       2003      1.000          1.320               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.476          1.447               --
                                                       2007      1.484          1.476               --
                                                       2006      1.404          1.484            1,968
                                                       2005      1.314          1.404            8,278
                                                       2004      1.172          1.314            8,324
                                                       2003      1.000          1.172               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.859          1.124               --
                                                       2008      1.338          0.859               --
                                                       2007      1.269          1.338               --
                                                       2006      1.187          1.269               --
                                                       2005      1.170          1.187               --
                                                       2004      1.126          1.170               --
                                                       2003      1.000          1.126               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.170          1.112               --
                                                       2007      1.137          1.170          146,317
                                                       2006      1.006          1.137          147,000
                                                       2005      1.000          1.006          146,886

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.802          1.849               --
                                                       2007      2.195          1.802            7,686
                                                       2006      1.631          2.195           15,634
                                                       2005      1.493          1.631           22,441
                                                       2004      1.164          1.493           66,006
                                                       2003      1.000          1.164           61,537

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.019          1.038               --
                                                       2006      0.996          1.019               --
                                                       2005      1.000          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.959          1.191               --
                                                       2008      1.464          0.959            9,620
                                                       2007      1.330          1.464            9,628
                                                       2006      1.253          1.330           14,437
                                                       2005      1.177          1.253           10,624
                                                       2004      1.115          1.177            7,710
                                                       2003      1.000          1.115            7,690

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.096          1.588              440
                                                       2008      2.242          1.096            3,466
                                                       2007      2.098          2.242            7,425
                                                       2006      1.755          2.098            4,174
                                                       2005      1.515          1.755            4,244
                                                       2004      1.254          1.515            5,734
                                                       2003      1.000          1.254               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.388          1.302               --
                                                       2007      1.401          1.388            7,591
                                                       2006      1.260          1.401           16,628
                                                       2005      1.215          1.260           33,698
                                                       2004      1.128          1.215          128,831
                                                       2003      1.000          1.128          102,533

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.101          1.315               55
                                                       2008      1.466          1.101            3,508
                                                       2007      1.324          1.466            3,731
                                                       2006      1.276          1.324            9,392
                                                       2005      1.203          1.276           14,240
                                                       2004      1.123          1.203           15,771
                                                       2003      1.000          1.123           11,307

  DWSI International Subaccount (Class B) (6/03).....  2008      2.117          2.025               --
                                                       2007      1.889          2.117            7,771
                                                       2006      1.535          1.889           18,284
                                                       2005      1.352          1.535           23,974
                                                       2004      1.185          1.352           14,038
                                                       2003      1.000          1.185            1,571

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.207          1.262               --
                                                       2005      1.236          1.207            1,820
                                                       2004      1.130          1.236            2,210
                                                       2003      1.000          1.130            2,181

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.428          1.573               --
                                                       2005      1.286          1.428            3,247
                                                       2004      1.176          1.286            4,298
                                                       2003      1.000          1.176            4,286

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.249          1.214               --
                                                       2007      1.219          1.249            8,051
                                                       2006      1.131          1.219           28,672
                                                       2005      1.110          1.131           32,929
                                                       2004      1.063          1.110          276,203
                                                       2003      1.000          1.063          243,527

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.613          1.510               --
                                                       2007      1.594          1.613            7,856
                                                       2006      1.411          1.594           14,693
                                                       2005      1.311          1.411           74,447
                                                       2004      1.156          1.311           80,826
                                                       2003      1.000          1.156            2,385

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.899          0.906               --
                                                       2008      1.189          0.899               --
                                                       2007      1.157          1.189               --
                                                       2006      1.084          1.157               --
                                                       2005      1.058          1.084               --
                                                       2004      1.000          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.047          1.009               --
                                                       2007      1.029          1.047           11,355
                                                       2006      1.009          1.029           32,057
                                                       2005      1.010          1.009          293,740
                                                       2004      0.989          1.010           49,979
                                                       2003      1.000          0.989           29,546

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.556          1.506               --
                                                       2007      1.523          1.556           12,469
                                                       2006      1.357          1.523           42,412
                                                       2005      1.266          1.357           92,299
                                                       2004      1.158          1.266           92,416
                                                       2003      1.000          1.158           40,409

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.522          1.450               --
                                                       2007      1.587          1.522           18,993
                                                       2006      1.368          1.587           37,316
                                                       2005      1.297          1.368          236,707
                                                       2004      1.163          1.297           51,399
                                                       2003      1.000          1.163           40,683

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.652          2.019           24,075
                                                       2005      1.533          1.652           34,854
                                                       2004      1.245          1.533           34,369
                                                       2003      1.000          1.245           18,058

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.131          1.355               --
                                                       2005      1.053          1.131          234,832
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.076          1.511               49
                                                       2008      2.103          1.076               56
                                                       2007      2.025          2.103              194
                                                       2006      1.592          2.025              544
                                                       2005      1.324          1.592            7,327
                                                       2004      1.180          1.324            7,838
                                                       2003      1.000          1.180            1,577

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.095          1.157           10,673
                                                       2008      1.068          1.095           17,119
                                                       2007      1.031          1.068           18,155
                                                       2006      1.013          1.031           34,570
                                                       2005      1.010          1.013           37,232
                                                       2004      0.996          1.010          127,075
                                                       2003      1.000          0.996          137,111

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.838          0.839               --
                                                       2008      1.305          0.838               --
                                                       2007      1.259          1.305               --
                                                       2006      1.139          1.259               --
                                                       2005      1.095          1.139               --
                                                       2004      1.000          1.095               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.299          1.283               --
                                                       2007      1.317          1.299            3,131
                                                       2006      1.219          1.317           13,619
                                                       2005      1.201          1.219          250,222
                                                       2004      1.092          1.201           54,805
                                                       2003      1.000          1.092           29,289

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.058          1.076               --
                                                       2005      1.042          1.058           76,790
                                                       2004      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.222          1.242               --
                                                       2004      1.132          1.222          118,127
                                                       2003      1.000          1.132               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.189          2.109               --
                                                       2007      1.920          2.189              126
                                                       2006      1.565          1.920              384
                                                       2005      1.399          1.565              710
                                                       2004      1.210          1.399              988
                                                       2003      1.000          1.210            1,023

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.477          1.417               --
                                                       2007      1.418          1.477               --
                                                       2006      1.338          1.418               --
                                                       2005      1.221          1.338               --
                                                       2004      1.120          1.221               --
                                                       2003      1.000          1.120               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.285          1.268               --
                                                       2005      1.223          1.285               --
                                                       2004      1.110          1.223               --
                                                       2003      1.000          1.110               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.149          1.271               --
                                                       2005      1.037          1.149               --
                                                       2004      1.000          1.037               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.556          1.533               --
                                                       2007      1.407          1.556            8,697
                                                       2006      1.247          1.407           22,533
                                                       2005      1.251          1.247           28,002
                                                       2004      1.163          1.251           24,683
                                                       2003      1.000          1.163           12,013

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.261          1.296               --
                                                       2005      1.293          1.261               --
                                                       2004      1.122          1.293          241,423
                                                       2003      1.000          1.122          241,423

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.530          1.439               --
                                                       2007      1.445          1.530               --
                                                       2006      1.333          1.445               --
                                                       2005      1.184          1.333               --
                                                       2004      1.165          1.184               --
                                                       2003      1.000          1.165               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.851          0.853               --
                                                       2008      1.245          0.851               --
                                                       2007      1.208          1.245               --
                                                       2006      1.110          1.208               --
                                                       2005      1.076          1.110               --
                                                       2004      1.000          1.076               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.031          1.034               --
                                                       2007      1.004          1.031               --
                                                       2006      0.982          1.004            5,142
                                                       2005      0.977          0.982           16,033
                                                       2004      0.990          0.977           16,033
                                                       2003      1.000          0.990            5,142

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.107          1.129               --
                                                       2005      1.182          1.107               --
                                                       2004      1.194          1.182               --
                                                       2003      1.000          1.194               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.374          1.197               --
                                                       2007      1.323          1.374              642
                                                       2006      1.287          1.323              636
                                                       2005      1.229          1.287           15,274
                                                       2004      1.133          1.229           15,300
                                                       2003      1.000          1.133               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.151          1.151               --
                                                       2007      1.117          1.151           13,965
                                                       2006      1.047          1.117           19,884
                                                       2005      1.047          1.047           35,694
                                                       2004      0.985          1.047           47,426
                                                       2003      1.000          0.985           37,326

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.710          1.113               68
                                                       2008      1.350          0.710              715
                                                       2007      1.209          1.350              939
                                                       2006      1.227          1.209            1,523
                                                       2005      1.211          1.227            5,895
                                                       2004      1.216          1.211            6,448
                                                       2003      1.000          1.216            2,350

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.839          1.711               --
                                                       2007      1.498          1.839            4,930
                                                       2006      1.438          1.498            5,387
                                                       2005      1.317          1.438            5,543
                                                       2004      1.213          1.317            5,646
                                                       2003      1.000          1.213               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.959          1.379            1,582
                                                       2008      1.286          0.959            2,891

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.865          1.038               --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.823          1.011               --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.925          1.092           23,525

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.920          1.235               --
                                                       2008      1.460          0.920               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.686          0.797           21,022
                                                       2008      1.035          0.686           21,022

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.512          2.510                0
                                                       2008      3.454          1.512               --
                                                       2007      2.747          3.454            1,467

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.181          1.524               80
                                                       2008      2.030          1.181            3,275

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.996          1.298           11,802
                                                       2008      1.153          0.996           13,631

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.891          1.272               --
                                                       2008      1.442          0.891               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.928          1.340            4,058
                                                       2008      1.704          0.928            4,033

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.955          1.023            8,363
                                                       2008      1.011          0.955           10,015

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.948          1.089            5,707
                                                       2008      1.212          0.948            7,360

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.908          1.071           18,364
                                                       2008      1.339          0.908           18,954

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.854          1.823              282
                                                       2008      1.850          1.854            5,990

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.922          1.192            9,797
                                                       2008      1.500          0.922            9,797

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.978          1.165            6,649
                                                       2008      1.509          0.978            7,241

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.720          0.890          157,556
                                                       2008      1.111          0.720          145,845

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.832          0.966            7,457
                                                       2008      1.092          0.832           10,168
                                                       2007      1.069          1.092           11,241
                                                       2006      1.000          1.069           24,541

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.065          1.261            6,008
                                                       2008      1.531          1.065            7,085

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.638          0.875            7,504
                                                       2008      1.033          0.638            6,870

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.826          1.160               --
                                                       2008      1.356          0.826               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.787          1.070           11,114
                                                       2008      1.200          0.787           12,185




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.438          1.621               --
                                                       2008      2.168          1.438               --
                                                       2007      1.833          2.168               --
                                                       2006      1.489          1.833               --
                                                       2005      1.300          1.489               --
                                                       2004      1.073          1.300               --
                                                       2003      1.000          1.073               --

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     SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.122          1.127               --
                                                       2005      1.058          1.122               --
                                                       2004      1.035          1.058               --
                                                       2003      1.000          1.035               --

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      0.988          1.461               --
                                                       2008      1.841          0.988               --
                                                       2007      1.410          1.841               --
                                                       2006      1.208          1.410               --
                                                       2005      1.079          1.208               --
                                                       2004      1.020          1.079               --
                                                       2003      1.000          1.020               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.743          0.951               --
                                                       2008      1.423          0.743               --
                                                       2007      1.511          1.423               --
                                                       2006      1.361          1.511               --
                                                       2005      1.194          1.361               --
                                                       2004      1.032          1.194               --
                                                       2003      1.000          1.032               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      0.958          0.960               --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.085          2.182               --
                                                       2006      1.604          2.085               --
                                                       2005      1.278          1.604               --
                                                       2004      1.043          1.278               --
                                                       2003      1.000          1.043               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.293          1.268               --
                                                       2007      1.301          1.293               --
                                                       2006      1.232          1.301               --
                                                       2005      1.153          1.232               --
                                                       2004      1.029          1.153               --
                                                       2003      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.795          1.040               --
                                                       2008      1.239          0.795               --
                                                       2007      1.175          1.239               --
                                                       2006      1.100          1.175               --
                                                       2005      1.085          1.100               --
                                                       2004      1.044          1.085               --
                                                       2003      1.000          1.044               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.169          1.110               --
                                                       2007      1.137          1.169               --
                                                       2006      1.006          1.137               --
                                                       2005      1.000          1.006               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.613          1.656               --
                                                       2007      1.966          1.613               --
                                                       2006      1.462          1.966               --
                                                       2005      1.339          1.462               --
                                                       2004      1.045          1.339               --
                                                       2003      1.000          1.045               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.018          1.036               --
                                                       2006      0.995          1.018               --
                                                       2005      1.000          0.995               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.895          1.110               --
                                                       2008      1.367          0.895            5,724
                                                       2007      1.242          1.367            5,903
                                                       2006      1.171          1.242            6,929
                                                       2005      1.100          1.171               --
                                                       2004      1.043          1.100               --
                                                       2003      1.000          1.043               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      0.934          1.352               --
                                                       2008      1.911          0.934            2,847
                                                       2007      1.789          1.911               --
                                                       2006      1.497          1.789               --
                                                       2005      1.293          1.497               --
                                                       2004      1.070          1.293               --
                                                       2003      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.297          1.217               --
                                                       2007      1.310          1.297               --
                                                       2006      1.179          1.310               --
                                                       2005      1.137          1.179               --
                                                       2004      1.056          1.137               --
                                                       2003      1.000          1.056               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.066          1.273               --
                                                       2008      1.420          1.066               --
                                                       2007      1.283          1.420               --
                                                       2006      1.237          1.283               --
                                                       2005      1.167          1.237               --
                                                       2004      1.090          1.167               --
                                                       2003      1.000          1.090               --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.938          1.853               --
                                                       2007      1.730          1.938               --
                                                       2006      1.406          1.730               --
                                                       2005      1.239          1.406               --
                                                       2004      1.087          1.239               --
                                                       2003      1.000          1.087               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.105          1.155               --
                                                       2005      1.132          1.105               --
                                                       2004      1.035          1.132               --
                                                       2003      1.000          1.035               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.248          1.374               --
                                                       2005      1.124          1.248               --
                                                       2004      1.029          1.124               --
                                                       2003      1.000          1.029               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.210          1.176               --
                                                       2007      1.182          1.210               --
                                                       2006      1.097          1.182               --
                                                       2005      1.077          1.097               --
                                                       2004      1.032          1.077               --
                                                       2003      1.000          1.032               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.475          1.381               --
                                                       2007      1.459          1.475               --
                                                       2006      1.291          1.459               --
                                                       2005      1.200          1.291               --
                                                       2004      1.059          1.200               --
                                                       2003      1.000          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.897          0.904               --
                                                       2008      1.187          0.897               --
                                                       2007      1.156          1.187               --
                                                       2006      1.083          1.156               --
                                                       2005      1.058          1.083           58,475
                                                       2004      1.000          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.075          1.035               --
                                                       2007      1.056          1.075            3,931
                                                       2006      1.037          1.056            4,615
                                                       2005      1.038          1.037               --
                                                       2004      1.017          1.038               --
                                                       2003      1.000          1.017               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.427          1.381               --
                                                       2007      1.397          1.427               --
                                                       2006      1.246          1.397               --
                                                       2005      1.163          1.246               --
                                                       2004      1.065          1.163               --
                                                       2003      1.000          1.065               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.396          1.329               --
                                                       2007      1.456          1.396               --
                                                       2006      1.255          1.456               --
                                                       2005      1.191          1.255               --
                                                       2004      1.068          1.191               --
                                                       2003      1.000          1.068               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.405          1.717               --
                                                       2005      1.305          1.405               --
                                                       2004      1.060          1.305               --
                                                       2003      1.000          1.060               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.130          1.354               --
                                                       2005      1.053          1.130               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      0.980          1.377               --
                                                       2008      1.917          0.980               --
                                                       2007      1.847          1.917               --
                                                       2006      1.453          1.847               --
                                                       2005      1.209          1.453               --
                                                       2004      1.078          1.209               --
                                                       2003      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.107          1.169               --
                                                       2008      1.080          1.107               --
                                                       2007      1.044          1.080               --
                                                       2006      1.026          1.044               --
                                                       2005      1.023          1.026               --
                                                       2004      1.009          1.023               --
                                                       2003      1.000          1.009               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.836          0.837               --
                                                       2008      1.302          0.836               --
                                                       2007      1.258          1.302            3,448
                                                       2006      1.139          1.258           85,864
                                                       2005      1.095          1.139           87,255
                                                       2004      1.000          1.095               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.229          1.214               --
                                                       2007      1.247          1.229            2,560
                                                       2006      1.154          1.247            3,006
                                                       2005      1.138          1.154               --
                                                       2004      1.035          1.138               --
                                                       2003      1.000          1.035               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.075               --
                                                       2005      1.041          1.057               --
                                                       2004      1.000          1.041               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.143          1.161               --
                                                       2004      1.060          1.143               --
                                                       2003      1.000          1.060               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.965          1.893               --
                                                       2007      1.725          1.965            4,332
                                                       2006      1.406          1.725            5,085
                                                       2005      1.258          1.406               --
                                                       2004      1.088          1.258               --
                                                       2003      1.000          1.088               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.392          1.335               --
                                                       2007      1.336          1.392            6,012
                                                       2006      1.262          1.336            7,057
                                                       2005      1.152          1.262               --
                                                       2004      1.057          1.152               --
                                                       2003      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.207          1.191               --
                                                       2005      1.149          1.207               --
                                                       2004      1.044          1.149               --
                                                       2003      1.000          1.044               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.148          1.270               --
                                                       2005      1.063          1.148               --
                                                       2005      1.036          1.063               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.426          1.404               --
                                                       2007      1.290          1.426            2,917
                                                       2006      1.144          1.290            3,425
                                                       2005      1.148          1.144               --
                                                       2004      1.068          1.148               --
                                                       2003      1.000          1.068               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.200          1.234               --
                                                       2005      1.231          1.200               --
                                                       2004      1.070          1.231               --
                                                       2003      1.000          1.070               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.336          1.256               --
                                                       2007      1.262          1.336               --
                                                       2006      1.164          1.262               --
                                                       2005      1.035          1.164               --
                                                       2004      1.019          1.035               --
                                                       2003      1.000          1.019               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.849          0.851               --
                                                       2008      1.243          0.849               --
                                                       2007      1.206          1.243            4,897
                                                       2006      1.109          1.206            5,749
                                                       2005      1.076          1.109               --
                                                       2004      1.000          1.076               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.036          1.040               --
                                                       2007      1.010          1.036               --
                                                       2006      0.988          1.010               --
                                                       2005      0.983          0.988               --
                                                       2004      0.998          0.983               --
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.948          0.966               --
                                                       2005      1.012          0.948               --
                                                       2004      1.023          1.012               --
                                                       2003      1.000          1.023               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.220          1.063               --
                                                       2007      1.176          1.220               --
                                                       2006      1.144          1.176               --
                                                       2005      1.093          1.144               --
                                                       2004      1.008          1.093               --
                                                       2003      1.000          1.008               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.204          1.204               --
                                                       2007      1.169          1.204               --
                                                       2006      1.096          1.169               --
                                                       2005      1.096          1.096               --
                                                       2004      1.032          1.096               --
                                                       2003      1.000          1.032               --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.594          0.932               --
                                                       2008      1.131          0.594               --
                                                       2007      1.013          1.131               --
                                                       2006      1.029          1.013               --
                                                       2005      1.016          1.029               --
                                                       2004      1.020          1.016               --
                                                       2003      1.000          1.020               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.537          1.429               --
                                                       2007      1.252          1.537            3,456
                                                       2006      1.202          1.252            4,057
                                                       2005      1.102          1.202               --
                                                       2004      1.016          1.102               --
                                                       2003      1.000          1.016               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.907          1.304               --
                                                       2008      1.217          0.907               --

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.863          1.035               --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.822          1.008               --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.903          1.066               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.917          1.230               --
                                                       2008      1.455          0.917               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08)*..................................  2009      0.685          0.795               --
                                                       2008      1.034          0.685               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.192          1.978               --
                                                       2008      2.725          1.192               --
                                                       2007      2.168          2.725               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.081          1.394               --
                                                       2008      1.858          1.081            2,747

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      1.042          1.356               --
                                                       2008      1.206          1.042               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.778          1.109               --
                                                       2008      1.259          0.778            2,002

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.775          1.119               --
                                                       2008      1.423          0.775               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.954          1.021               --
                                                       2008      1.010          0.954               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.918          1.054               --
                                                       2008      1.174          0.918               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.905          0.985               --
                                                       2008      1.335          0.905               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.659          1.631               --
                                                       2008      1.657          1.659               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.846          1.092               --
                                                       2008      1.376          0.846               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.894          1.065               --
                                                       2008      1.380          0.894               --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.719          0.888               --
                                                       2008      1.109          0.719               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.831          0.964               --
                                                       2008      1.091          0.831            9,697
                                                       2007      1.069          1.091            5,547
                                                       2006      1.000          1.069            6,511

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     SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      0.976          1.155               --
                                                       2008      1.403          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.637          0.873               --
                                                       2008      1.032          0.637               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.822          1.153               --
                                                       2008      1.349          0.822            7,499

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.698          0.950               --
                                                       2008      1.065          0.698            2,365




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.418          1.596            21,434
                                                       2008      2.141          1.418            22,366
                                                       2007      1.812          2.141            24,191
                                                       2006      1.475          1.812            71,232
                                                       2005      1.289          1.475            92,861
                                                       2004      1.065          1.289           159,461
                                                       2003      1.000          1.065            30,496

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.148          1.153                --
                                                       2005      1.084          1.148           213,843
                                                       2004      1.061          1.084           252,676
                                                       2003      1.000          1.061           206,238

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.077          1.590            24,908
                                                       2008      2.010          1.077            38,439
                                                       2007      1.541          2.010            98,052
                                                       2006      1.323          1.541            56,305
                                                       2005      1.184          1.323            98,858
                                                       2004      1.120          1.184            53,936
                                                       2003      1.000          1.120            27,683

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     SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.884          1.130                --
                                                       2008      1.695          0.884               294
                                                       2007      1.802          1.695               248
                                                       2006      1.626          1.802             3,159
                                                       2005      1.429          1.626            36,294
                                                       2004      1.237          1.429            43,855
                                                       2003      1.000          1.237               652

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.138          1.141               390

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.622          2.743                --
                                                       2006      2.021          2.622            51,372
                                                       2005      1.613          2.021            61,681
                                                       2004      1.318          1.613            59,419
                                                       2003      1.000          1.318            11,233

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.462          1.433                --
                                                       2007      1.473          1.462           190,808
                                                       2006      1.397          1.473           267,029
                                                       2005      1.310          1.397           387,924
                                                       2004      1.171          1.310           335,025
                                                       2003      1.000          1.171           169,289

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.849          1.110           261,735
                                                       2008      1.326          0.849           261,871
                                                       2007      1.260          1.326           262,022
                                                       2006      1.181          1.260           262,183
                                                       2005      1.167          1.181           242,627
                                                       2004      1.125          1.167           109,154
                                                       2003      1.000          1.125             5,180

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.165          1.106                --
                                                       2007      1.134          1.165           279,264
                                                       2006      1.006          1.134           362,876
                                                       2005      1.000          1.006           287,692

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.785          1.831                --
                                                       2007      2.179          1.785           152,234
                                                       2006      1.623          2.179           189,249
                                                       2005      1.489          1.623           280,342
                                                       2004      1.163          1.489           227,033
                                                       2003      1.000          1.163           107,018

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.016          1.032                --
                                                       2006      0.995          1.016                --
                                                       2005      1.000          0.995                --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.949          1.175           280,732
                                                       2008      1.451          0.949           314,305
                                                       2007      1.321          1.451           386,756
                                                       2006      1.247          1.321           472,707
                                                       2005      1.173          1.247           369,392
                                                       2004      1.114          1.173           183,617
                                                       2003      1.000          1.114            73,238

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.084          1.568            26,110
                                                       2008      2.222          1.084            20,496
                                                       2007      2.083          2.222            32,545
                                                       2006      1.746          2.083            42,424
                                                       2005      1.510          1.746            76,234
                                                       2004      1.252          1.510            52,090
                                                       2003      1.000          1.252            60,749

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.376          1.290                --
                                                       2007      1.391          1.376           138,268
                                                       2006      1.254          1.391           138,232
                                                       2005      1.211          1.254           144,065
                                                       2004      1.127          1.211           185,542
                                                       2003      1.000          1.127           111,770

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.088          1.298            41,365
                                                       2008      1.453          1.088            41,940
                                                       2007      1.315          1.453            46,705
                                                       2006      1.269          1.315           100,574
                                                       2005      1.199          1.269           197,140
                                                       2004      1.122          1.199           150,273
                                                       2003      1.000          1.122            58,808

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI International Subaccount (Class B) (6/03).....  2008      2.098          2.005                --
                                                       2007      1.876          2.098           123,138
                                                       2006      1.527          1.876           134,153
                                                       2005      1.347          1.527           202,291
                                                       2004      1.184          1.347           220,524
                                                       2003      1.000          1.184            86,516

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.201          1.254                --
                                                       2005      1.232          1.201           194,413
                                                       2004      1.129          1.232           152,596
                                                       2003      1.000          1.129            26,819

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.421          1.562                --
                                                       2005      1.281          1.421            32,034
                                                       2004      1.174          1.281            40,724
                                                       2003      1.000          1.174            22,090

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.238          1.202                --
                                                       2007      1.211          1.238            76,126
                                                       2006      1.126          1.211            76,563
                                                       2005      1.106          1.126           200,341
                                                       2004      1.062          1.106           144,871
                                                       2003      1.000          1.062            84,518

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.599          1.495                --
                                                       2007      1.583          1.599           124,032
                                                       2006      1.403          1.583           130,966
                                                       2005      1.307          1.403           236,027
                                                       2004      1.155          1.307           194,221
                                                       2003      1.000          1.155            40,352

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.892          0.897                --
                                                       2008      1.181          0.892           262,031
                                                       2007      1.152          1.181           206,175
                                                       2006      1.081          1.152           339,286
                                                       2005      1.058          1.081           112,831
                                                       2004      1.000          1.058                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.038          0.999                --
                                                       2007      1.022          1.038           588,496
                                                       2006      1.004          1.022           609,465
                                                       2005      1.007          1.004           618,179
                                                       2004      0.987          1.007           500,548
                                                       2003      1.000          0.987           254,735

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.542          1.492                --
                                                       2007      1.512          1.542           272,925
                                                       2006      1.350          1.512           323,979
                                                       2005      1.262          1.350           686,901
                                                       2004      1.157          1.262           526,610
                                                       2003      1.000          1.157           233,927

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.509          1.436                --
                                                       2007      1.575          1.509           443,396
                                                       2006      1.361          1.575           587,262
                                                       2005      1.293          1.361           597,323
                                                       2004      1.162          1.293           598,194
                                                       2003      1.000          1.162           355,392

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.643          2.005           229,929
                                                       2005      1.529          1.643           436,437
                                                       2004      1.244          1.529           455,328
                                                       2003      1.000          1.244           196,418

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.128          1.350                --
                                                       2005      1.053          1.128             6,156
                                                       2004      1.000          1.053                --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.064          1.492            25,574
                                                       2008      2.084          1.064            36,277
                                                       2007      2.011          2.084            31,014
                                                       2006      1.584          2.011            74,725
                                                       2005      1.320          1.584           163,600
                                                       2004      1.179          1.320           104,606
                                                       2003      1.000          1.179            75,709

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.083          1.142           248,706
                                                       2008      1.058          1.083           363,624
                                                       2007      1.024          1.058           179,359
                                                       2006      1.008          1.024           184,322
                                                       2005      1.007          1.008           267,288
                                                       2004      0.995          1.007           208,292
                                                       2003      1.000          0.995           216,566

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.830          0.831                --
                                                       2008      1.296          0.830           195,757
                                                       2007      1.254          1.296           196,598
                                                       2006      1.136          1.254           192,770
                                                       2005      1.094          1.136           316,372
                                                       2004      1.000          1.094            76,826

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.287          1.270                --
                                                       2007      1.307          1.287           220,908
                                                       2006      1.212          1.307           250,838
                                                       2005      1.197          1.212           415,526
                                                       2004      1.091          1.197           381,325
                                                       2003      1.000          1.091           204,178

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.055          1.071                --
                                                       2005      1.041          1.055           264,657
                                                       2004      1.000          1.041           144,681

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.218          1.236                --
                                                       2004      1.131          1.218           257,213
                                                       2003      1.000          1.131            89,886

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.169          2.089                --
                                                       2007      1.907          2.169           135,605
                                                       2006      1.557          1.907           158,660
                                                       2005      1.395          1.557           231,481
                                                       2004      1.209          1.395           172,635
                                                       2003      1.000          1.209            97,021

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.464          1.403                --
                                                       2007      1.408          1.464           154,027
                                                       2006      1.331          1.408           155,510
                                                       2005      1.217          1.331           304,167
                                                       2004      1.119          1.217           207,949
                                                       2003      1.000          1.119           144,667

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.279          1.260                --
                                                       2005      1.219          1.279            49,988
                                                       2004      1.109          1.219            27,051
                                                       2003      1.000          1.109             2,499

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.146          1.266                --
                                                       2005      1.036          1.146                --
                                                       2004      1.000          1.036                --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.542          1.518                --
                                                       2007      1.397          1.542           183,441
                                                       2006      1.241          1.397           209,038
                                                       2005      1.247          1.241           279,714
                                                       2004      1.162          1.247           330,183
                                                       2003      1.000          1.162           117,255

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.255          1.288                --
                                                       2005      1.289          1.255           130,098
                                                       2004      1.121          1.289           195,982
                                                       2003      1.000          1.121            78,510

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.517          1.425                --
                                                       2007      1.435          1.517             2,429
                                                       2006      1.326          1.435             2,431
                                                       2005      1.181          1.326             4,253
                                                       2004      1.164          1.181             4,421
                                                       2003      1.000          1.164             4,229

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.843          0.845                --
                                                       2008      1.237          0.843           377,260
                                                       2007      1.202          1.237           569,671
                                                       2006      1.107          1.202           537,344
                                                       2005      1.076          1.107           597,175
                                                       2004      1.000          1.076           169,604

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.022          1.024                --
                                                       2007      0.997          1.022           213,431
                                                       2006      0.977          0.997            83,593
                                                       2005      0.974          0.977           121,480
                                                       2004      0.989          0.974           289,165
                                                       2003      1.000          0.989           181,883

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.102          1.121                --
                                                       2005      1.178          1.102           225,794
                                                       2004      1.193          1.178           142,134
                                                       2003      1.000          1.193            17,978

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.361          1.186                --
                                                       2007      1.314          1.361           105,232
                                                       2006      1.280          1.314           173,236
                                                       2005      1.225          1.280           215,795
                                                       2004      1.132          1.225           223,110
                                                       2003      1.000          1.132           123,358

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.141          1.140                --
                                                       2007      1.109          1.141           171,293
                                                       2006      1.041          1.109           179,417
                                                       2005      1.043          1.041           225,935
                                                       2004      0.984          1.043           206,104
                                                       2003      1.000          0.984           162,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.702          1.099            66,732
                                                       2008      1.338          0.702            62,106
                                                       2007      1.200          1.338            97,337
                                                       2006      1.221          1.200           149,612
                                                       2005      1.207          1.221           118,124
                                                       2004      1.215          1.207           112,757
                                                       2003      1.000          1.215            87,139

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.822          1.694                --
                                                       2007      1.488          1.822            83,398
                                                       2006      1.430          1.488            77,745
                                                       2005      1.313          1.430           189,571
                                                       2004      1.212          1.313           168,040
                                                       2003      1.000          1.212            69,207

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.948          1.361           207,304
                                                       2008      1.273          0.948           185,364

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.867          1.039           362,343

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.857          1.051           187,644

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.916          1.080           193,430

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.907          1.215           155,349
                                                       2008      1.441          0.907           165,364

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.682          0.791         2,234,829
                                                       2008      1.031          0.682         2,359,745

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.495          2.477            16,761
                                                       2008      3.423          1.495            19,462
                                                       2007      2.725          3.423            58,518

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.168          1.505           192,035
                                                       2008      2.010          1.168           214,975

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.985          1.281           197,284
                                                       2008      1.142          0.985           195,502

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.882          1.256             2,424
                                                       2008      1.428          0.882             2,427

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.918          1.323            31,617
                                                       2008      1.687          0.918            29,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.949          1.014           498,658
                                                       2008      1.006          0.949           453,398

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.938          1.075            44,106
                                                       2008      1.200          0.938            70,459

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.972          1.057           381,421
                                                       2008      1.436          0.972           396,833

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.833          1.800           145,918
                                                       2008      1.833          1.833           269,901

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.912          1.176           243,521
                                                       2008      1.485          0.912           257,643

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.967          1.150           127,162
                                                       2008      1.494          0.967           125,792

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.715          0.882           465,777
                                                       2008      1.105          0.715           286,500

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.828          0.959           116,594
                                                       2008      1.088          0.828           146,993
                                                       2007      1.068          1.088           155,384
                                                       2006      1.000          1.068           217,358

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.054          1.245           125,826
                                                       2008      1.516          1.054           162,425

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.634          0.869         2,305,654
                                                       2008      1.029          0.634         2,710,294

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.810          1.134           166,162
                                                       2008      1.330          0.810           165,145

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.778          1.056           139,009
                                                       2008      1.188          0.778           169,303

           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.423          1.601             --
                                                       2008      2.150          1.423             --
                                                       2007      1.821          2.150             --
                                                       2006      1.483          1.821             --
                                                       2005      1.297          1.483             --
                                                       2004      1.072          1.297             --
                                                       2003      1.000          1.072             --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.117          1.122             --
                                                       2005      1.055          1.117             --
                                                       2004      1.034          1.055             --
                                                       2003      1.000          1.034             --

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      0.978          1.443             --
                                                       2008      1.826          0.978             --
                                                       2007      1.401          1.826             --
                                                       2006      1.203          1.401             --
                                                       2005      1.077          1.203             --
                                                       2004      1.020          1.077             --
                                                       2003      1.000          1.020             --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.735          0.940             --
                                                       2008      1.411          0.735             --
                                                       2007      1.501          1.411             --
                                                       2006      1.355          1.501             --
                                                       2005      1.192          1.355             --
                                                       2004      1.032          1.192             --
                                                       2003      1.000          1.032             --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      0.946          0.949             --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.072          2.167             --
                                                       2006      1.597          2.072             --
                                                       2005      1.276          1.597             --
                                                       2004      1.043          1.276             --
                                                       2003      1.000          1.043             --

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     SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.283          1.257             --
                                                       2007      1.293          1.283             --
                                                       2006      1.227          1.293             --
                                                       2005      1.151          1.227             --
                                                       2004      1.029          1.151             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.787          1.027             --
                                                       2008      1.229          0.787             --
                                                       2007      1.168          1.229             --
                                                       2006      1.095          1.168             --
                                                       2005      1.083          1.095             --
                                                       2004      1.044          1.083             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.163          1.105             --
                                                       2007      1.134          1.163             --
                                                       2006      1.005          1.134             --
                                                       2005      1.000          1.005             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.600          1.641             --
                                                       2007      1.954          1.600             --
                                                       2006      1.456          1.954             --
                                                       2005      1.336          1.456             --
                                                       2004      1.044          1.336             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.015          1.031             --
                                                       2006      0.994          1.015             --
                                                       2005      1.000          0.994             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.886          1.097             --
                                                       2008      1.355          0.886             --
                                                       2007      1.235          1.355             --
                                                       2006      1.166          1.235             --
                                                       2005      1.098          1.166             --
                                                       2004      1.043          1.098             --
                                                       2003      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      0.924          1.336             --
                                                       2008      1.895          0.924             --
                                                       2007      1.778          1.895             --
                                                       2006      1.490          1.778             --
                                                       2005      1.290          1.490             --
                                                       2004      1.070          1.290             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.286          1.206             --
                                                       2007      1.301          1.286             --
                                                       2006      1.174          1.301             --
                                                       2005      1.134          1.174             --
                                                       2004      1.056          1.134             --
                                                       2003      1.000          1.056             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.055          1.257             --
                                                       2008      1.409          1.055             --
                                                       2007      1.275          1.409             --
                                                       2006      1.232          1.275             --
                                                       2005      1.165          1.232             --
                                                       2004      1.090          1.165             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.922          1.837             --
                                                       2007      1.719          1.922             --
                                                       2006      1.400          1.719             --
                                                       2005      1.236          1.400             --
                                                       2004      1.087          1.236             --
                                                       2003      1.000          1.087             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.100          1.148             --
                                                       2005      1.129          1.100             --
                                                       2004      1.035          1.129             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.243          1.366             --
                                                       2005      1.122          1.243             --
                                                       2004      1.028          1.122             --
                                                       2003      1.000          1.028             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.200          1.165             --
                                                       2007      1.174          1.200             --
                                                       2006      1.093          1.174             --
                                                       2005      1.074          1.093             --
                                                       2004      1.032          1.074             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.463          1.368             --
                                                       2007      1.450          1.463             --
                                                       2006      1.286          1.450             --
                                                       2005      1.198          1.286             --
                                                       2004      1.059          1.198             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.890          0.895             --
                                                       2008      1.179          0.890             --
                                                       2007      1.151          1.179             --
                                                       2006      1.080          1.151             --
                                                       2005      1.057          1.080             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.066          1.026             --
                                                       2007      1.050          1.066             --
                                                       2006      1.032          1.050             --
                                                       2005      1.035          1.032             --
                                                       2004      1.016          1.035             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.415          1.369             --
                                                       2007      1.389          1.415             --
                                                       2006      1.241          1.389             --
                                                       2005      1.161          1.241             --
                                                       2004      1.064          1.161             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.385          1.318             --
                                                       2007      1.446          1.385             --
                                                       2006      1.250          1.446             --
                                                       2005      1.188          1.250             --
                                                       2004      1.068          1.188             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.399          1.706             --
                                                       2005      1.302          1.399             --
                                                       2004      1.060          1.302             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.128          1.348             --
                                                       2005      1.053          1.128             --
                                                       2004      1.000          1.053             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      0.970          1.360             --
                                                       2008      1.901          0.970             --
                                                       2007      1.836          1.901             --
                                                       2006      1.447          1.836             --
                                                       2005      1.206          1.447             --
                                                       2004      1.078          1.206             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.096          1.155             --
                                                       2008      1.071          1.096             --
                                                       2007      1.037          1.071             --
                                                       2006      1.022          1.037             --
                                                       2005      1.021          1.022             --
                                                       2004      1.009          1.021             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.829          0.829             --
                                                       2008      1.294          0.829             --
                                                       2007      1.252          1.294             --
                                                       2006      1.135          1.252             --
                                                       2005      1.094          1.135             --
                                                       2004      1.000          1.094             --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.219          1.203             --
                                                       2007      1.239          1.219             --
                                                       2006      1.149          1.239             --
                                                       2005      1.136          1.149             --
                                                       2004      1.035          1.136             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.070             --
                                                       2005      1.041          1.054             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.140          1.157             --
                                                       2004      1.059          1.140             --
                                                       2003      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.949          1.877             --
                                                       2007      1.714          1.949             --
                                                       2006      1.400          1.714             --
                                                       2005      1.255          1.400             --
                                                       2004      1.088          1.255             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.380          1.323             --
                                                       2007      1.328          1.380             --
                                                       2006      1.256          1.328             --
                                                       2005      1.149          1.256             --
                                                       2004      1.057          1.149             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.202          1.184             --
                                                       2005      1.147          1.202             --
                                                       2004      1.044          1.147             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.145          1.264             --
                                                       2005      1.063          1.145             --
                                                       2005      1.036          1.063             --
                                                       2004      1.000          1.036             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.414          1.392             --
                                                       2007      1.282          1.414             --
                                                       2006      1.139          1.282             --
                                                       2005      1.146          1.139             --
                                                       2004      1.067          1.146             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.195          1.227             --
                                                       2005      1.229          1.195             --
                                                       2004      1.069          1.229             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.325          1.245             --
                                                       2007      1.254          1.325             --
                                                       2006      1.159          1.254             --
                                                       2005      1.033          1.159             --
                                                       2004      1.019          1.033             --
                                                       2003      1.000          1.019             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.842          0.843             --
                                                       2008      1.235          0.842             --
                                                       2007      1.201          1.235             --
                                                       2006      1.106          1.201             --
                                                       2005      1.075          1.106             --
                                                       2004      1.000          1.075             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.028          1.030             --
                                                       2007      1.004          1.028             --
                                                       2006      0.984          1.004             --
                                                       2005      0.981          0.984             --
                                                       2004      0.997          0.981             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.944          0.960             --
                                                       2005      1.009          0.944             --
                                                       2004      1.022          1.009             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.210          1.053             --
                                                       2007      1.168          1.210             --
                                                       2006      1.139          1.168             --
                                                       2005      1.090          1.139             --
                                                       2004      1.008          1.090             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.194          1.193             --
                                                       2007      1.161          1.194             --
                                                       2006      1.091          1.161             --
                                                       2005      1.094          1.091             --
                                                       2004      1.032          1.094             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.588          0.920             --
                                                       2008      1.122          0.588             --
                                                       2007      1.007          1.122             --
                                                       2006      1.024          1.007             --
                                                       2005      1.013          1.024             --
                                                       2004      1.020          1.013             --
                                                       2003      1.000          1.020             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.524          1.416             --
                                                       2007      1.245          1.524             --
                                                       2006      1.197          1.245             --
                                                       2005      1.099          1.197             --
                                                       2004      1.015          1.099             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.897          1.288             --
                                                       2008      1.206          0.897             --

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.856          1.025             --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.814          0.998             --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.895          1.055             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.904          1.210             --
                                                       2008      1.436          0.904             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.681          0.790             --
                                                       2008      1.030          0.681             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.180          1.954             --
                                                       2008      2.703          1.180             --
                                                       2007      2.153          2.703             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.069          1.377             --
                                                       2008      1.841          1.069             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      1.031          1.339             --
                                                       2008      1.195          1.031             --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.770          1.096             --
                                                       2008      1.248          0.770             --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.767          1.105             --
                                                       2008      1.411          0.767             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.947          1.012             --
                                                       2008      1.004          0.947             --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.909          1.041             --
                                                       2008      1.163          0.909             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.891          0.969             --
                                                       2008      1.318          0.891             --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.642          1.611             --
                                                       2008      1.642          1.642             --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.837          1.079             --
                                                       2008      1.363          0.837             --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.885          1.052             --
                                                       2008      1.367          0.885             --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.714          0.880             --
                                                       2008      1.103          0.714             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.827          0.957             --
                                                       2008      1.088          0.827             --
                                                       2007      1.067          1.088             --
                                                       2006      1.000          1.067             --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      0.966          1.141             --
                                                       2008      1.390          0.966             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.634          0.867             --
                                                       2008      1.028          0.634             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.806          1.128             --
                                                       2008      1.324          0.806             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.691          0.938             --
                                                       2008      1.056          0.691             --




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.410          1.585            1,337
                                                       2008      2.131          1.410            1,339
                                                       2007      1.806          2.131            1,341
                                                       2006      1.471          1.806            1,342
                                                       2005      1.287          1.471            1,344
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

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     SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145               --
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.071          1.579               --
                                                       2008      2.001          1.071               --
                                                       2007      1.536          2.001               --
                                                       2006      1.320          1.536               --
                                                       2005      1.182          1.320               --
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.879          1.123               --
                                                       2008      1.687          0.879               --
                                                       2007      1.796          1.687               --
                                                       2006      1.622          1.796               --
                                                       2005      1.427          1.622               --
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.130          1.133               --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.613          2.732               --
                                                       2006      2.016          2.613            1,147
                                                       2005      1.610          2.016            1,148
                                                       2004      1.318          1.610               --
                                                       2003      1.000          1.318               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.456          1.426               --
                                                       2007      1.468          1.456               --
                                                       2006      1.393          1.468               --
                                                       2005      1.308          1.393           12,250
                                                       2004      1.170          1.308               --
                                                       2003      1.000          1.170               --

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     SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.845          1.103               --
                                                       2008      1.320          0.845               --
                                                       2007      1.255          1.320               --
                                                       2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.162          1.103               --
                                                       2007      1.133          1.162               --
                                                       2006      1.005          1.133               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.777          1.822               --
                                                       2007      2.172          1.777            3,541
                                                       2006      1.619          2.172            3,755
                                                       2005      1.486          1.619            7,739
                                                       2004      1.162          1.486            3,201
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.015          1.030               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.944          1.168            6,044
                                                       2008      1.444          0.944            6,050
                                                       2007      1.316          1.444           21,238
                                                       2006      1.244          1.316           20,799
                                                       2005      1.172          1.244               --
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.078          1.557            1,198
                                                       2008      2.212          1.078            1,200
                                                       2007      2.076          2.212            1,202
                                                       2006      1.741          2.076            1,203
                                                       2005      1.507          1.741            1,205
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

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     SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.369          1.283               --
                                                       2007      1.386          1.369               --
                                                       2006      1.251          1.386               --
                                                       2005      1.209          1.251               --
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.082          1.290               --
                                                       2008      1.446          1.082               --
                                                       2007      1.310          1.446               --
                                                       2006      1.266          1.310               --
                                                       2005      1.198          1.266            8,372
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.089          1.995               --
                                                       2007      1.869          2.089            1,334
                                                       2006      1.523          1.869            1,336
                                                       2005      1.345          1.523               --
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198               --
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417               --
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.232          1.196               --
                                                       2007      1.206          1.232               --
                                                       2006      1.123          1.206               --
                                                       2005      1.105          1.123           13,456
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.591          1.488               --
                                                       2007      1.577          1.591               --
                                                       2006      1.400          1.577               --
                                                       2005      1.305          1.400           18,072
                                                       2004      1.154          1.305               --
                                                       2003      1.000          1.154               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.888          0.893               --
                                                       2008      1.177          0.888               --
                                                       2007      1.149          1.177               --
                                                       2006      1.080          1.149               --
                                                       2005      1.057          1.080           11,593
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.033          0.994               --
                                                       2007      1.018          1.033           35,603
                                                       2006      1.001          1.018           34,312
                                                       2005      1.005          1.001           30,066
                                                       2004      0.987          1.005           30,247
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.535          1.484               --
                                                       2007      1.506          1.535               --
                                                       2006      1.347          1.506               --
                                                       2005      1.260          1.347           19,927
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.502          1.429               --
                                                       2007      1.570          1.502           23,568
                                                       2006      1.357          1.570           24,088
                                                       2005      1.290          1.357           23,108
                                                       2004      1.161          1.290           22,426
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.639          1.998            4,218
                                                       2005      1.526          1.639           11,187
                                                       2004      1.243          1.526            3,601
                                                       2003      1.000          1.243               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.127          1.347               --
                                                       2005      1.053          1.127            1,811
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.058          1.482            1,384
                                                       2008      2.074          1.058            1,386
                                                       2007      2.004          2.074            1,388
                                                       2006      1.580          2.004            1,390
                                                       2005      1.318          1.580            1,392
                                                       2004      1.179          1.318               --
                                                       2003      1.000          1.179               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.077          1.134               --
                                                       2008      1.053          1.077               --
                                                       2007      1.020          1.053               --
                                                       2006      1.005          1.020               --
                                                       2005      1.005          1.005               --
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.827          0.827               --
                                                       2008      1.291          0.827               --
                                                       2007      1.251          1.291               --
                                                       2006      1.135          1.251               --
                                                       2005      1.094          1.135               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.281          1.264               --
                                                       2007      1.303          1.281            3,287
                                                       2006      1.209          1.303            3,290
                                                       2005      1.195          1.209           15,660
                                                       2004      1.090          1.195            3,296
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.160          2.079               --
                                                       2007      1.900          2.160           10,406
                                                       2006      1.553          1.900           10,701
                                                       2005      1.393          1.553           12,180
                                                       2004      1.208          1.393           12,761
                                                       2003      1.000          1.208               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.457          1.396               --
                                                       2007      1.403          1.457               --
                                                       2006      1.328          1.403               --
                                                       2005      1.215          1.328           13,043
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275               --
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.145          1.263               --
                                                       2005      1.062          1.145               --
                                                       2005      1.036          1.062               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.535          1.510               --
                                                       2007      1.392          1.535            1,514
                                                       2006      1.237          1.392            1,516
                                                       2005      1.245          1.237            1,518
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251            1,475
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.510          1.418               --
                                                       2007      1.430          1.510               --
                                                       2006      1.322          1.430               --
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.840          0.841               --
                                                       2008      1.233          0.840           94,113
                                                       2007      1.199          1.233          332,432
                                                       2006      1.105          1.199          334,883
                                                       2005      1.075          1.105          350,141
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.017          1.019               --
                                                       2007      0.994          1.017               --
                                                       2006      0.974          0.994               --
                                                       2005      0.972          0.974               --
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099           36,961
                                                       2004      1.192          1.176           21,802
                                                       2003      1.000          1.192               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.355          1.180               --
                                                       2007      1.309          1.355               --
                                                       2006      1.277          1.309               --
                                                       2005      1.223          1.277               --
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.136          1.134               --
                                                       2007      1.105          1.136               --
                                                       2006      1.039          1.105               --
                                                       2005      1.042          1.039               --
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.698          1.092               --
                                                       2008      1.332          0.698               --
                                                       2007      1.196          1.332               --
                                                       2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.814          1.686               --
                                                       2007      1.482          1.814               --
                                                       2006      1.427          1.482               --
                                                       2005      1.311          1.427               --
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.943          1.353            3,281
                                                       2008      1.267          0.943            3,284

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.854          1.033           72,237

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.812          0.996               --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.893          1.052               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.901          1.205               --
                                                       2008      1.431          0.901               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.677          0.784          760,067
                                                       2008      1.024          0.677          872,397

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.487          2.461            1,142
                                                       2008      3.407          1.487            1,144
                                                       2007      2.715          3.407            1,145

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.161          1.495            5,629
                                                       2008      2.000          1.161            5,636

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.980          1.273               --
                                                       2008      1.137          0.980               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.877          1.248               --
                                                       2008      1.421          0.877               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.913          1.314               --
                                                       2008      1.679          0.913               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.945          1.010               --
                                                       2008      1.003          0.945               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.933          1.067               --
                                                       2008      1.194          0.933               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.966          1.050            9,871
                                                       2008      1.429          0.966            9,884

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.823          1.788            2,198
                                                       2008      1.824          1.823            2,201

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.907          1.168               --
                                                       2008      1.478          0.907               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.962          1.143               --
                                                       2008      1.487          0.962               --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.713          0.878          239,584
                                                       2008      1.102          0.713               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.825          0.955               --
                                                       2008      1.087          0.825               --
                                                       2007      1.067          1.087               --
                                                       2006      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.048          1.237            1,510
                                                       2008      1.509          1.048            1,512

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.633          0.865          714,157
                                                       2008      1.027          0.633          823,186

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.802          1.122               --
                                                       2008      1.318          0.802               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.774          1.049            1,296
                                                       2008      1.182          0.774            1,222




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.402          1.575            1,286
                                                       2008      2.121          1.402            1,288
                                                       2007      1.799          2.121           10,766
                                                       2006      1.468          1.799           13,054
                                                       2005      1.285          1.468           15,029
                                                       2004      1.064          1.285            7,623
                                                       2003      1.000          1.064            9,823

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146               --
                                                       2005      1.080          1.142           28,548
                                                       2004      1.060          1.080           29,437
                                                       2003      1.000          1.060            9,662

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.065          1.569               --
                                                       2008      1.992          1.065               --
                                                       2007      1.530          1.992           27,985
                                                       2006      1.316          1.530           63,773
                                                       2005      1.180          1.316           64,802
                                                       2004      1.119          1.180           67,545
                                                       2003      1.000          1.119               --

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     SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.874          1.115               --
                                                       2008      1.679          0.874            1,163
                                                       2007      1.789          1.679            1,165
                                                       2006      1.617          1.789            1,167
                                                       2005      1.425          1.617            1,739
                                                       2004      1.236          1.425            1,827
                                                       2003      1.000          1.236               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.123          1.126            1,161

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.604          2.721               --
                                                       2006      2.010          2.604            5,650
                                                       2005      1.608          2.010            4,620
                                                       2004      1.317          1.608            5,289
                                                       2003      1.000          1.317               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.449          1.419               --
                                                       2007      1.463          1.449           24,548
                                                       2006      1.390          1.463           24,227
                                                       2005      1.306          1.390           26,681
                                                       2004      1.169          1.306           25,674
                                                       2003      1.000          1.169           47,329

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.840          1.095               --
                                                       2008      1.314          0.840               --
                                                       2007      1.251          1.314               --
                                                       2006      1.175          1.251               --
                                                       2005      1.163          1.175            2,199
                                                       2004      1.123          1.163            2,035
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.159          1.100               --
                                                       2007      1.131          1.159           38,724
                                                       2006      1.005          1.131           43,916
                                                       2005      1.000          1.005           42,843

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     SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.769          1.813               --
                                                       2007      2.164          1.769           26,349
                                                       2006      1.615          2.164           30,327
                                                       2005      1.484          1.615           34,697
                                                       2004      1.162          1.484           28,291
                                                       2003      1.000          1.162           56,672

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.013          1.027               --
                                                       2006      0.994          1.013               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.938          1.160           13,379
                                                       2008      1.438          0.938           13,373
                                                       2007      1.312          1.438           15,529
                                                       2006      1.241          1.312           18,916
                                                       2005      1.170          1.241           18,644
                                                       2004      1.113          1.170            1,747
                                                       2003      1.000          1.113           68,123

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.072          1.547            2,993
                                                       2008      2.202          1.072            3,201
                                                       2007      2.069          2.202            7,246
                                                       2006      1.737          2.069            6,308
                                                       2005      1.505          1.737            6,438
                                                       2004      1.251          1.505            6,050
                                                       2003      1.000          1.251            4,261

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.363          1.277               --
                                                       2007      1.381          1.363            5,927
                                                       2006      1.248          1.381           10,798
                                                       2005      1.207          1.248           11,944
                                                       2004      1.125          1.207           12,934
                                                       2003      1.000          1.125           11,183

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.076          1.281            1,164
                                                       2008      1.440          1.076            1,054
                                                       2007      1.305          1.440            1,332
                                                       2006      1.263          1.305            1,326
                                                       2005      1.196          1.263            3,240
                                                       2004      1.121          1.196            3,184
                                                       2003      1.000          1.121               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI International Subaccount (Class B) (6/03).....  2008      2.079          1.986               --
                                                       2007      1.862          2.079           18,489
                                                       2006      1.519          1.862           18,755
                                                       2005      1.343          1.519            9,283
                                                       2004      1.182          1.343           13,858
                                                       2003      1.000          1.182            6,500

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.246               --
                                                       2005      1.228          1.195            3,837
                                                       2004      1.127          1.228            7,727
                                                       2003      1.000          1.127            2,795

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.414          1.551               --
                                                       2005      1.278          1.414               --
                                                       2004      1.173          1.278               --
                                                       2003      1.000          1.173               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.227          1.190               --
                                                       2007      1.202          1.227               --
                                                       2006      1.120          1.202               --
                                                       2005      1.103          1.120           27,692
                                                       2004      1.061          1.103           45,496
                                                       2003      1.000          1.061           46,789

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.584          1.481               --
                                                       2007      1.572          1.584            8,421
                                                       2006      1.396          1.572           10,966
                                                       2005      1.302          1.396           12,873
                                                       2004      1.153          1.302           12,851
                                                       2003      1.000          1.153            4,224

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.884          0.889               --
                                                       2008      1.173          0.884           19,712
                                                       2007      1.146          1.173           20,800
                                                       2006      1.078          1.146           21,225
                                                       2005      1.057          1.078           21,252
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.028          0.989               --
                                                       2007      1.014          1.028           30,293
                                                       2006      0.999          1.014           60,513
                                                       2005      1.003          0.999           60,085
                                                       2004      0.986          1.003           57,423
                                                       2003      1.000          0.986           87,351

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     SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.528          1.477               --
                                                       2007      1.501          1.528           62,595
                                                       2006      1.343          1.501           96,652
                                                       2005      1.258          1.343          106,110
                                                       2004      1.156          1.258          110,839
                                                       2003      1.000          1.156           15,076

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.495          1.422               --
                                                       2007      1.564          1.495           29,339
                                                       2006      1.354          1.564           35,809
                                                       2005      1.288          1.354           43,564
                                                       2004      1.160          1.288           38,413
                                                       2003      1.000          1.160           68,667

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.635          1.991           33,959
                                                       2005      1.524          1.635           46,359
                                                       2004      1.242          1.524           44,118
                                                       2003      1.000          1.242            3,133

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.126          1.344               --
                                                       2005      1.053          1.126           13,157
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.052          1.472            5,179
                                                       2008      2.065          1.052            5,317
                                                       2007      1.997          2.065           37,386
                                                       2006      1.576          1.997           36,441
                                                       2005      1.316          1.576           34,281
                                                       2004      1.178          1.316           19,738
                                                       2003      1.000          1.178            2,333

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.071          1.127               --
                                                       2008      1.048          1.071               --
                                                       2007      1.017          1.048            5,105
                                                       2006      1.003          1.017            7,686
                                                       2005      1.004          1.003            8,871
                                                       2004      0.994          1.004            9,494
                                                       2003      1.000          0.994           10,065

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.823          0.823               --
                                                       2008      1.287          0.823               --
                                                       2007      1.248          1.287               --
                                                       2006      1.133          1.248               --
                                                       2005      1.094          1.133               --
                                                       2004      1.000          1.094               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.275          1.258               --
                                                       2007      1.298          1.275           32,047
                                                       2006      1.206          1.298           52,414
                                                       2005      1.193          1.206           51,265
                                                       2004      1.090          1.193           40,449
                                                       2003      1.000          1.090           41,335

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067               --
                                                       2005      1.040          1.052               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.214          1.231               --
                                                       2004      1.130          1.214           16,256
                                                       2003      1.000          1.130            4,248

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.150          2.069               --
                                                       2007      1.893          2.150            9,933
                                                       2006      1.549          1.893           24,111
                                                       2005      1.390          1.549           25,012
                                                       2004      1.207          1.390           26,274
                                                       2003      1.000          1.207           33,176

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.451          1.390               --
                                                       2007      1.398          1.451            9,587
                                                       2006      1.324          1.398           12,569
                                                       2005      1.213          1.324           12,061
                                                       2004      1.117          1.213           19,671
                                                       2003      1.000          1.117           16,365

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.272          1.251               --
                                                       2005      1.215          1.272               --
                                                       2004      1.108          1.215               --
                                                       2003      1.000          1.108               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.143          1.261               --
                                                       2005      1.036          1.143               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.528          1.503               --
                                                       2007      1.387          1.528            4,025
                                                       2006      1.234          1.387           10,095
                                                       2005      1.243          1.234           11,805
                                                       2004      1.160          1.243           27,809
                                                       2003      1.000          1.160           19,407

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.248          1.279               --
                                                       2005      1.285          1.248            1,990
                                                       2004      1.120          1.285           19,711
                                                       2003      1.000          1.120           55,930

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.503          1.411               --
                                                       2007      1.425          1.503               --
                                                       2006      1.319          1.425               --
                                                       2005      1.177          1.319               --
                                                       2004      1.162          1.177               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.836          0.838               --
                                                       2008      1.229          0.836               --
                                                       2007      1.196          1.229               --
                                                       2006      1.104          1.196               --
                                                       2005      1.075          1.104               --
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.012          1.014               --
                                                       2007      0.990          1.012               --
                                                       2006      0.972          0.990               --
                                                       2005      0.971          0.972               --
                                                       2004      0.988          0.971               --
                                                       2003      1.000          0.988           52,256

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.096          1.114               --
                                                       2005      1.174          1.096            5,042
                                                       2004      1.191          1.174           18,684
                                                       2003      1.000          1.191           13,201

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.349          1.174               --
                                                       2007      1.305          1.349           11,706
                                                       2006      1.274          1.305           16,864
                                                       2005      1.221          1.274           15,775
                                                       2004      1.130          1.221           15,760
                                                       2003      1.000          1.130            1,196

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.131          1.129               --
                                                       2007      1.101          1.131           12,862
                                                       2006      1.036          1.101           16,202
                                                       2005      1.040          1.036           15,825
                                                       2004      0.983          1.040           15,329
                                                       2003      1.000          0.983            2,399

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.694          1.085            3,375
                                                       2008      1.326          0.694            3,810
                                                       2007      1.192          1.326            3,250
                                                       2006      1.214          1.192            3,512
                                                       2005      1.203          1.214            3,071
                                                       2004      1.213          1.203            2,900
                                                       2003      1.000          1.213            1,118

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.806          1.678               --
                                                       2007      1.477          1.806            7,501
                                                       2006      1.423          1.477           10,445
                                                       2005      1.309          1.423           12,420
                                                       2004      1.210          1.309           18,307
                                                       2003      1.000          1.210            6,198

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.938          1.344            3,721
                                                       2008      1.261          0.938            4,200

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.850          1.017               --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.809          0.990               --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.908          1.069           18,482

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.894          1.195           13,146
                                                       2008      1.422          0.894           13,212

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.675          0.781           32,219
                                                       2008      1.021          0.675           33,352

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.479          2.445            2,132
                                                       2008      3.392          1.479            2,473
                                                       2007      2.704          3.392            2,046

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.155          1.485            9,777
                                                       2008      1.990          1.155           10,114

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.975          1.264            2,045
                                                       2008      1.131          0.975            2,125

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.872          1.239               --
                                                       2008      1.415          0.872               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.908          1.306            7,326
                                                       2008      1.671          0.908            7,422

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.942          1.005            2,266
                                                       2008      1.000          0.942            1,969

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.927          1.060               --
                                                       2008      1.189          0.927               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.961          1.043           11,066
                                                       2008      1.422          0.961           10,107

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.813          1.776            5,850
                                                       2008      1.815          1.813            5,477

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.902          1.161           20,513
                                                       2008      1.471          0.902           20,618

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.956          1.135            6,622
                                                       2008      1.480          0.956            6,326

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.711          0.874           33,328
                                                       2008      1.099          0.711           13,383

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.823          0.952            3,098
                                                       2008      1.085          0.823            3,319
                                                       2007      1.066          1.085            8,416
                                                       2006      1.000          1.066           16,881

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.042          1.229            3,813
                                                       2008      1.502          1.042            3,692

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.631          0.862           86,474
                                                       2008      1.025          0.631           86,817

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.793          1.109               --
                                                       2008      1.305          0.793               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.770          1.043            7,529
                                                       2008      1.176          0.770           11,118

           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.409          1.582             --
                                                       2008      2.132          1.409             --
                                                       2007      1.810          2.132             --
                                                       2006      1.477          1.810             --
                                                       2005      1.294          1.477             --
                                                       2004      1.072          1.294             --
                                                       2003      1.000          1.072             --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.113          1.116             --
                                                       2005      1.053          1.113             --
                                                       2004      1.034          1.053             --
                                                       2003      1.000          1.034             --

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      0.968          1.425             --
                                                       2008      1.811          0.968             --
                                                       2007      1.392          1.811             --
                                                       2006      1.198          1.392             --
                                                       2005      1.074          1.198             --
                                                       2004      1.019          1.074             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.728          0.929             --
                                                       2008      1.399          0.728             --
                                                       2007      1.492          1.399             --
                                                       2006      1.349          1.492             --
                                                       2005      1.189          1.349             --
                                                       2004      1.032          1.189             --
                                                       2003      1.000          1.032             --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      0.935          0.937             --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.059          2.152             --
                                                       2006      1.590          2.059             --
                                                       2005      1.273          1.590             --
                                                       2004      1.043          1.273             --
                                                       2003      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.272          1.245             --
                                                       2007      1.285          1.272             --
                                                       2006      1.222          1.285             --
                                                       2005      1.148          1.222             --
                                                       2004      1.029          1.148             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.779          1.015             --
                                                       2008      1.219          0.779             --
                                                       2007      1.161          1.219             --
                                                       2006      1.091          1.161             --
                                                       2005      1.080          1.091             --
                                                       2004      1.044          1.080             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.158          1.099             --
                                                       2007      1.131          1.158             --
                                                       2006      1.005          1.131             --
                                                       2005      1.000          1.005             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.587          1.626             --
                                                       2007      1.942          1.587             --
                                                       2006      1.450          1.942             --
                                                       2005      1.333          1.450             --
                                                       2004      1.044          1.333             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.012          1.026             --
                                                       2006      0.993          1.012             --
                                                       2005      1.000          0.993             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.877          1.083             --
                                                       2008      1.344          0.877             --
                                                       2007      1.227          1.344             --
                                                       2006      1.161          1.227             --
                                                       2005      1.095          1.161             --
                                                       2004      1.043          1.095             --
                                                       2003      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      0.915          1.319             --
                                                       2008      1.879          0.915             --
                                                       2007      1.767          1.879             --
                                                       2006      1.484          1.767             --
                                                       2005      1.287          1.484             --
                                                       2004      1.070          1.287             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.276          1.195             --
                                                       2007      1.293          1.276             --
                                                       2006      1.169          1.293             --
                                                       2005      1.132          1.169             --
                                                       2004      1.055          1.132             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.044          1.242             --
                                                       2008      1.397          1.044             --
                                                       2007      1.267          1.397             --
                                                       2006      1.227          1.267             --
                                                       2005      1.162          1.227             --
                                                       2004      1.090          1.162             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.907          1.821             --
                                                       2007      1.709          1.907             --
                                                       2006      1.394          1.709             --
                                                       2005      1.234          1.394             --
                                                       2004      1.086          1.234             --
                                                       2003      1.000          1.086             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.096          1.142             --
                                                       2005      1.127          1.096             --
                                                       2004      1.035          1.127             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.238          1.357             --
                                                       2005      1.119          1.238             --
                                                       2004      1.028          1.119             --
                                                       2003      1.000          1.028             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.190          1.155             --
                                                       2007      1.167          1.190             --
                                                       2006      1.088          1.167             --
                                                       2005      1.072          1.088             --
                                                       2004      1.032          1.072             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.451          1.356             --
                                                       2007      1.441          1.451             --
                                                       2006      1.280          1.441             --
                                                       2005      1.195          1.280             --
                                                       2004      1.059          1.195             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.882          0.887             --
                                                       2008      1.171          0.882             --
                                                       2007      1.145          1.171             --
                                                       2006      1.077          1.145             --
                                                       2005      1.057          1.077             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.057          1.017             --
                                                       2007      1.043          1.057             --
                                                       2006      1.028          1.043             --
                                                       2005      1.033          1.028             --
                                                       2004      1.016          1.033             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.404          1.357             --
                                                       2007      1.380          1.404             --
                                                       2006      1.235          1.380             --
                                                       2005      1.158          1.235             --
                                                       2004      1.064          1.158             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.373          1.306             --
                                                       2007      1.437          1.373             --
                                                       2006      1.245          1.437             --
                                                       2005      1.185          1.245             --
                                                       2004      1.068          1.185             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.393          1.696             --
                                                       2005      1.299          1.393             --
                                                       2004      1.060          1.299             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.125          1.343             --
                                                       2005      1.053          1.125             --
                                                       2004      1.000          1.053             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      0.960          1.343             --
                                                       2008      1.886          0.960             --
                                                       2007      1.824          1.886             --
                                                       2006      1.440          1.824             --
                                                       2005      1.204          1.440             --
                                                       2004      1.078          1.204             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.084          1.141             --
                                                       2008      1.062          1.084             --
                                                       2007      1.031          1.062             --
                                                       2006      1.017          1.031             --
                                                       2005      1.019          1.017             --
                                                       2004      1.009          1.019             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.821          0.821             --
                                                       2008      1.285          0.821             --
                                                       2007      1.246          1.285             --
                                                       2006      1.132          1.246             --
                                                       2005      1.093          1.132             --
                                                       2004      1.000          1.093             --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.209          1.192             --
                                                       2007      1.231          1.209             --
                                                       2006      1.145          1.231             --
                                                       2005      1.133          1.145             --
                                                       2004      1.035          1.133             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.066             --
                                                       2005      1.040          1.052             --
                                                       2004      1.000          1.040             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.138          1.153             --
                                                       2004      1.059          1.138             --
                                                       2003      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.933          1.860             --
                                                       2007      1.703          1.933             --
                                                       2006      1.394          1.703             --
                                                       2005      1.252          1.394             --
                                                       2004      1.088          1.252             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.369          1.311             --
                                                       2007      1.320          1.369             --
                                                       2006      1.251          1.320             --
                                                       2005      1.146          1.251             --
                                                       2004      1.056          1.146             --
                                                       2003      1.000          1.056             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.197          1.177             --
                                                       2005      1.144          1.197             --
                                                       2004      1.044          1.144             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.143          1.259             --
                                                       2005      1.062          1.143             --
                                                       2005      1.036          1.062             --
                                                       2004      1.000          1.036             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.403          1.379             --
                                                       2007      1.274          1.403             --
                                                       2006      1.134          1.274             --
                                                       2005      1.143          1.134             --
                                                       2004      1.067          1.143             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.190          1.220             --
                                                       2005      1.226          1.190             --
                                                       2004      1.069          1.226             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.314          1.234             --
                                                       2007      1.246          1.314             --
                                                       2006      1.154          1.246             --
                                                       2005      1.031          1.154             --
                                                       2004      1.018          1.031             --
                                                       2003      1.000          1.018             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.834          0.836             --
                                                       2008      1.227          0.834             --
                                                       2007      1.195          1.227             --
                                                       2006      1.103          1.195             --
                                                       2005      1.075          1.103             --
                                                       2004      1.000          1.075             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.019          1.021             --
                                                       2007      0.997          1.019             --
                                                       2006      0.979          0.997             --
                                                       2005      0.979          0.979             --
                                                       2004      0.997          0.979             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.940          0.954             --
                                                       2005      1.007          0.940             --
                                                       2004      1.022          1.007             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.200          1.044             --
                                                       2007      1.161          1.200             --
                                                       2006      1.134          1.161             --
                                                       2005      1.088          1.134             --
                                                       2004      1.007          1.088             --
                                                       2003      1.000          1.007             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.184          1.182             --
                                                       2007      1.154          1.184             --
                                                       2006      1.086          1.154             --
                                                       2005      1.091          1.086             --
                                                       2004      1.032          1.091             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.582          0.909             --
                                                       2008      1.112          0.582             --
                                                       2007      1.000          1.112             --
                                                       2006      1.020          1.000             --
                                                       2005      1.011          1.020             --
                                                       2004      1.020          1.011             --
                                                       2003      1.000          1.020             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.512          1.404             --
                                                       2007      1.237          1.512             --
                                                       2006      1.192          1.237             --
                                                       2005      1.097          1.192             --
                                                       2004      1.015          1.097             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.888          1.272             --
                                                       2008      1.195          0.888             --

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.848          1.014             --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.807          0.988             --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.887          1.044             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.891          1.190             --
                                                       2008      1.417          0.891             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.678          0.784             --
                                                       2008      1.026          0.678             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.168          1.930             --
                                                       2008      2.680          1.168             --
                                                       2007      2.138          2.680             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.059          1.360             --
                                                       2008      1.825          1.059             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      1.020          1.323             --
                                                       2008      1.185          1.020             --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.762          1.083             --
                                                       2008      1.236          0.762             --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.759          1.092             --
                                                       2008      1.398          0.759             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.940          1.003             --
                                                       2008      0.999          0.940             --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.900          1.028             --
                                                       2008      1.153          0.900             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.882          0.957             --
                                                       2008      1.306          0.882             --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.625          1.592             --
                                                       2008      1.627          1.625             --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.828          1.065             --
                                                       2008      1.351          0.828             --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.875          1.039             --
                                                       2008      1.355          0.875             --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.709          0.873             --
                                                       2008      1.098          0.709             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.822          0.950             --
                                                       2008      1.084          0.822             --
                                                       2007      1.066          1.084             --
                                                       2006      1.000          1.066             --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      0.956          1.127             --
                                                       2008      1.378          0.956             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.630          0.861             --
                                                       2008      1.024          0.630             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.789          1.103             --
                                                       2008      1.299          0.789             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.684          0.926             --
                                                       2008      1.046          0.684             --




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.394          1.565            2,027
                                                       2008      2.112          1.394            2,030
                                                       2007      1.793          2.112            2,032
                                                       2006      1.464          1.793            2,033
                                                       2005      1.283          1.464            2,035
                                                       2004      1.064          1.283               --
                                                       2003      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.139          1.143               --
                                                       2005      1.079          1.139               --
                                                       2004      1.060          1.079               --
                                                       2003      1.000          1.060               --

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.059          1.559               --
                                                       2008      1.983          1.059               --
                                                       2007      1.525          1.983               --
                                                       2006      1.313          1.525               --
                                                       2005      1.178          1.313               --
                                                       2004      1.118          1.178               --
                                                       2003      1.000          1.118               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.869          1.108               --
                                                       2008      1.672          0.869               --
                                                       2007      1.783          1.672               --
                                                       2006      1.613          1.783               --
                                                       2005      1.423          1.613               --
                                                       2004      1.235          1.423               --
                                                       2003      1.000          1.235               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.116          1.118               --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.594          2.711               --
                                                       2006      2.005          2.594            1,737
                                                       2005      1.605          2.005            1,738
                                                       2004      1.316          1.605               --
                                                       2003      1.000          1.316               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.442          1.412               --
                                                       2007      1.457          1.442               --
                                                       2006      1.386          1.457               --
                                                       2005      1.303          1.386               --
                                                       2004      1.169          1.303               --
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.835          1.088               --
                                                       2008      1.308          0.835               --
                                                       2007      1.246          1.308               --
                                                       2006      1.172          1.246               --
                                                       2005      1.161          1.172               --
                                                       2004      1.123          1.161               --
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.157          1.097               --
                                                       2007      1.130          1.157               --
                                                       2006      1.005          1.130               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.761          1.805               --
                                                       2007      2.156          1.761            1,815
                                                       2006      1.610          2.156            1,817
                                                       2005      1.482          1.610            1,819
                                                       2004      1.161          1.482               --
                                                       2003      1.000          1.161               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.012          1.025            2,170
                                                       2006      0.993          1.012            2,173
                                                       2005      1.000          0.993            2,175

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.933          1.152            1,932
                                                       2008      1.431          0.933            1,935
                                                       2007      1.307          1.431            1,937
                                                       2006      1.237          1.307            1,939
                                                       2005      1.168          1.237               --
                                                       2004      1.112          1.168               --
                                                       2003      1.000          1.112               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.066          1.537            1,818
                                                       2008      2.192          1.066            1,820
                                                       2007      2.061          2.192            1,821
                                                       2006      1.732          2.061            1,823
                                                       2005      1.503          1.732            1,824
                                                       2004      1.250          1.503               --
                                                       2003      1.000          1.250               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.357          1.271               --
                                                       2007      1.376          1.357               --
                                                       2006      1.244          1.376               --
                                                       2005      1.205          1.244               --
                                                       2004      1.125          1.205               --
                                                       2003      1.000          1.125               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.070          1.273               --
                                                       2008      1.433          1.070               --
                                                       2007      1.301          1.433               --
                                                       2006      1.260          1.301               --
                                                       2005      1.194          1.260               --
                                                       2004      1.120          1.194               --
                                                       2003      1.000          1.120               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.070          1.976               --
                                                       2007      1.856          2.070            3,568
                                                       2006      1.515          1.856            3,572
                                                       2005      1.341          1.515               --
                                                       2004      1.182          1.341               --
                                                       2003      1.000          1.182               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.192          1.242               --
                                                       2005      1.226          1.192               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.410          1.545               --
                                                       2005      1.276          1.410            1,650
                                                       2004      1.172          1.276               --
                                                       2003      1.000          1.172               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.221          1.184               --
                                                       2007      1.198          1.221               --
                                                       2006      1.117          1.198               --
                                                       2005      1.101          1.117               --
                                                       2004      1.060          1.101               --
                                                       2003      1.000          1.060               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.577          1.473               --
                                                       2007      1.566          1.577               --
                                                       2006      1.393          1.566               --
                                                       2005      1.300          1.393               --
                                                       2004      1.153          1.300               --
                                                       2003      1.000          1.153               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.880          0.885               --
                                                       2008      1.169          0.880               --
                                                       2007      1.144          1.169               --
                                                       2006      1.077          1.144               --
                                                       2005      1.056          1.077               --
                                                       2004      1.000          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.024          0.985               --
                                                       2007      1.011          1.024            2,156
                                                       2006      0.996          1.011            2,158
                                                       2005      1.002          0.996            2,161
                                                       2004      0.986          1.002               --
                                                       2003      1.000          0.986               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.521          1.470               --
                                                       2007      1.496          1.521            3,400
                                                       2006      1.340          1.496            3,404
                                                       2005      1.256          1.340            3,408
                                                       2004      1.155          1.256               --
                                                       2003      1.000          1.155               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.488          1.415               --
                                                       2007      1.559          1.488            4,090
                                                       2006      1.350          1.559            4,094
                                                       2005      1.286          1.350            2,145
                                                       2004      1.160          1.286               --
                                                       2003      1.000          1.160               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.631          1.984            3,209
                                                       2005      1.521          1.631            3,213
                                                       2004      1.241          1.521               --
                                                       2003      1.000          1.241               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.125          1.341               --
                                                       2005      1.053          1.125            4,827
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.046          1.463            2,099
                                                       2008      2.056          1.046            2,102
                                                       2007      1.990          2.056            2,104
                                                       2006      1.572          1.990            2,105
                                                       2005      1.314          1.572            2,107
                                                       2004      1.177          1.314               --
                                                       2003      1.000          1.177               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.065          1.120               --
                                                       2008      1.044          1.065               --
                                                       2007      1.013          1.044               --
                                                       2006      1.000          1.013               --
                                                       2005      1.002          1.000               --
                                                       2004      0.993          1.002               --
                                                       2003      1.000          0.993               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.820          0.819               --
                                                       2008      1.283          0.820               --
                                                       2007      1.245          1.283               --
                                                       2006      1.132          1.245               --
                                                       2005      1.093          1.132               --
                                                       2004      1.000          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.269          1.252               --
                                                       2007      1.293          1.269               --
                                                       2006      1.203          1.293               --
                                                       2005      1.192          1.203               --
                                                       2004      1.089          1.192               --
                                                       2003      1.000          1.089               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065               --
                                                       2005      1.040          1.051               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.212          1.228               --
                                                       2004      1.129          1.212               --
                                                       2003      1.000          1.129               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.140          2.059               --
                                                       2007      1.887          2.140            1,560
                                                       2006      1.545          1.887            1,562
                                                       2005      1.388          1.545            1,564
                                                       2004      1.207          1.388               --
                                                       2003      1.000          1.207               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.444          1.383               --
                                                       2007      1.393          1.444               --
                                                       2006      1.321          1.393               --
                                                       2005      1.211          1.321               --
                                                       2004      1.117          1.211               --
                                                       2003      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.269          1.246               --
                                                       2005      1.213          1.269               --
                                                       2004      1.107          1.213               --
                                                       2003      1.000          1.107               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.142          1.258               --
                                                       2005      1.062          1.142               --
                                                       2005      1.036          1.062               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.521          1.496               --
                                                       2007      1.382          1.521            2,295
                                                       2006      1.231          1.382            2,296
                                                       2005      1.241          1.231            2,298
                                                       2004      1.160          1.241               --
                                                       2003      1.000          1.160               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.245          1.275               --
                                                       2005      1.283          1.245            2,233
                                                       2004      1.119          1.283               --
                                                       2003      1.000          1.119               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.496          1.405               --
                                                       2007      1.420          1.496               --
                                                       2006      1.316          1.420               --
                                                       2005      1.175          1.316               --
                                                       2004      1.162          1.175               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.832          0.834               --
                                                       2008      1.224          0.832               --
                                                       2007      1.194          1.224               --
                                                       2006      1.102          1.194               --
                                                       2005      1.074          1.102               --
                                                       2004      1.000          1.074               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.008          1.009               --
                                                       2007      0.986          1.008               --
                                                       2006      0.969          0.986               --
                                                       2005      0.969          0.969               --
                                                       2004      0.988          0.969               --
                                                       2003      1.000          0.988               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.093          1.110               --
                                                       2005      1.173          1.093               --
                                                       2004      1.191          1.173               --
                                                       2003      1.000          1.191               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.343          1.168               --
                                                       2007      1.300          1.343               --
                                                       2006      1.271          1.300               --
                                                       2005      1.219          1.271               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.125          1.123               --
                                                       2007      1.097          1.125               --
                                                       2006      1.033          1.097               --
                                                       2005      1.038          1.033               --
                                                       2004      0.982          1.038               --
                                                       2003      1.000          0.982               --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.690          1.077               --
                                                       2008      1.320          0.690               --
                                                       2007      1.188          1.320               --
                                                       2006      1.211          1.188               --
                                                       2005      1.201          1.211               --
                                                       2004      1.213          1.201               --
                                                       2003      1.000          1.213               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.798          1.669               --
                                                       2007      1.472          1.798            3,242
                                                       2006      1.419          1.472            3,246
                                                       2005      1.307          1.419            3,250
                                                       2004      1.210          1.307               --
                                                       2003      1.000          1.210               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.932          1.335               --
                                                       2008      1.255          0.932               --

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.846          1.012               --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.805          0.985               --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.885          1.041               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.888          1.185               --
                                                       2008      1.413          0.888               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.673          0.778          360,064
                                                       2008      1.019          0.673          385,332

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.471          2.429            1,732
                                                       2008      3.376          1.471            1,734
                                                       2007      2.694          3.376            1,735

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.148          1.475            5,181
                                                       2008      1.981          1.148            5,188

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.969          1.256               --
                                                       2008      1.126          0.969               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.867          1.231               --
                                                       2008      1.408          0.867               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.903          1.297            3,233
                                                       2008      1.663          0.903            3,238

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.939          1.001            4,293
                                                       2008      0.997          0.939            4,300

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.922          1.054               --
                                                       2008      1.183          0.922               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.956          1.036            4,082
                                                       2008      1.415          0.956            4,087

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.803          1.765            1,812
                                                       2008      1.806          1.803            1,814

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.897          1.153            3,391
                                                       2008      1.464          0.897            3,396

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.951          1.128               --
                                                       2008      1.473          0.951               --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.708          0.871               --
                                                       2008      1.096          0.708               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.821          0.948               --
                                                       2008      1.083          0.821               --
                                                       2007      1.066          1.083               --
                                                       2006      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.036          1.221            2,290
                                                       2008      1.494          1.036            2,293

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.629          0.859           94,804
                                                       2008      1.023          0.629          139,877

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.785          1.097               --
                                                       2008      1.293          0.785               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.765          1.036               --
                                                       2008      1.171          0.765               --




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.387          1.554               --
                                                       2008      2.102          1.387               --
                                                       2007      1.787          2.102               --
                                                       2006      1.460          1.787               --
                                                       2005      1.281          1.460               --
                                                       2004      1.063          1.281            2,000
                                                       2003      1.000          1.063            2,000

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139               --
                                                       2005      1.077          1.136               --
                                                       2004      1.059          1.077               --
                                                       2003      1.000          1.059               --

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.054          1.548               --
                                                       2008      1.974          1.054               --
                                                       2007      1.520          1.974               --
                                                       2006      1.310          1.520               --
                                                       2005      1.176          1.310               --
                                                       2004      1.118          1.176               --
                                                       2003      1.000          1.118            3,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.864          1.101               --
                                                       2008      1.664          0.864               --
                                                       2007      1.777          1.664               --
                                                       2006      1.609          1.777               --
                                                       2005      1.420          1.609               --
                                                       2004      1.234          1.420            1,000
                                                       2003      1.000          1.234            1,000

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.109          1.111               --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.585          2.700               --
                                                       2006      2.000          2.585               --
                                                       2005      1.603          2.000               --
                                                       2004      1.315          1.603            1,000
                                                       2003      1.000          1.315            1,000

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.436          1.405               --
                                                       2007      1.452          1.436            8,918
                                                       2006      1.383          1.452            8,618
                                                       2005      1.301          1.383            8,104
                                                       2004      1.168          1.301            8,281
                                                       2003      1.000          1.168            4,807

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.831          1.081               --
                                                       2008      1.302          0.831               --
                                                       2007      1.242          1.302               --
                                                       2006      1.169          1.242               --
                                                       2005      1.159          1.169               --
                                                       2004      1.122          1.159            3,000
                                                       2003      1.000          1.122            3,000

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.154          1.094               --
                                                       2007      1.129          1.154            3,687
                                                       2006      1.004          1.129            3,690
                                                       2005      1.000          1.004            3,693

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.753          1.796               --
                                                       2007      2.149          1.753            2,982
                                                       2006      1.606          2.149            2,432
                                                       2005      1.479          1.606            2,826
                                                       2004      1.160          1.479            1,925
                                                       2003      1.000          1.160            2,000

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.010          1.022               --
                                                       2006      0.993          1.010               --
                                                       2005      1.000          0.993               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.928          1.145               --
                                                       2008      1.425          0.928               --
                                                       2007      1.302          1.425               --
                                                       2006      1.234          1.302            3,741
                                                       2005      1.166          1.234               --
                                                       2004      1.112          1.166            2,000
                                                       2003      1.000          1.112            2,000

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.060          1.527            5,567
                                                       2008      2.182          1.060            6,291
                                                       2007      2.054          2.182            5,079
                                                       2006      1.728          2.054            5,273
                                                       2005      1.500          1.728            5,578
                                                       2004      1.249          1.500            4,790
                                                       2003      1.000          1.249            1,000

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.351          1.265               --
                                                       2007      1.371          1.351               --
                                                       2006      1.241          1.371               --
                                                       2005      1.204          1.241               --
                                                       2004      1.124          1.204               --
                                                       2003      1.000          1.124            1,000

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.064          1.265            6,322
                                                       2008      1.427          1.064            6,157
                                                       2007      1.296          1.427            6,801
                                                       2006      1.256          1.296           10,393
                                                       2005      1.192          1.256            9,995
                                                       2004      1.119          1.192            8,711
                                                       2003      1.000          1.119            7,307

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI International Subaccount (Class B) (6/03).....  2008      2.060          1.966               --
                                                       2007      1.849          2.060            3,675
                                                       2006      1.511          1.849            4,140
                                                       2005      1.339          1.511            4,413
                                                       2004      1.181          1.339            3,971
                                                       2003      1.000          1.181            1,000

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.189          1.238               --
                                                       2005      1.225          1.189            3,887
                                                       2004      1.126          1.225            4,301
                                                       2003      1.000          1.126            2,000

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.407          1.540               --
                                                       2005      1.274          1.407               --
                                                       2004      1.172          1.274            1,000
                                                       2003      1.000          1.172            1,000

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.216          1.179               --
                                                       2007      1.194          1.216            4,669
                                                       2006      1.114          1.194            4,672
                                                       2005      1.099          1.114            4,676
                                                       2004      1.060          1.099            6,680
                                                       2003      1.000          1.060            6,681

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.570          1.466               --
                                                       2007      1.561          1.570           14,864
                                                       2006      1.389          1.561           14,664
                                                       2005      1.298          1.389           14,317
                                                       2004      1.152          1.298           12,871
                                                       2003      1.000          1.152            6,410

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.876          0.881               --
                                                       2008      1.165          0.876           18,206
                                                       2007      1.141          1.165           18,543
                                                       2006      1.075          1.141           18,198
                                                       2005      1.056          1.075           17,979
                                                       2004      1.000          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.019          0.980               --
                                                       2007      1.007          1.019            6,569
                                                       2006      0.994          1.007            6,574
                                                       2005      1.000          0.994            6,579
                                                       2004      0.985          1.000            6,585
                                                       2003      1.000          0.985            8,586

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.514          1.463               --
                                                       2007      1.491          1.514               --
                                                       2006      1.336          1.491            3,332
                                                       2005      1.254          1.336            3,336
                                                       2004      1.154          1.254            3,347
                                                       2003      1.000          1.154            4,351

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.481          1.408               --
                                                       2007      1.553          1.481           11,083
                                                       2006      1.347          1.553           10,427
                                                       2005      1.284          1.347            6,944
                                                       2004      1.159          1.284            4,423
                                                       2003      1.000          1.159            1,000

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.627          1.977            5,349
                                                       2005      1.519          1.627            5,589
                                                       2004      1.241          1.519            3,686
                                                       2003      1.000          1.241            2,000

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.123          1.339               --
                                                       2005      1.053          1.123               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.040          1.453            5,790
                                                       2008      2.046          1.040            6,603
                                                       2007      1.982          2.046            5,250
                                                       2006      1.568          1.982            5,465
                                                       2005      1.312          1.568            6,041
                                                       2004      1.177          1.312            5,291
                                                       2003      1.000          1.177            1,000

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.059          1.112            6,493
                                                       2008      1.039          1.059            6,499
                                                       2007      1.010          1.039            6,504
                                                       2006      0.998          1.010            6,509
                                                       2005      1.000          0.998            6,515
                                                       2004      0.992          1.000            8,520
                                                       2003      1.000          0.992            8,522

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.816          0.815               --
                                                       2008      1.278          0.816               --
                                                       2007      1.242          1.278               --
                                                       2006      1.130          1.242               --
                                                       2005      1.093          1.130               --
                                                       2004      1.000          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.264          1.246               --
                                                       2007      1.289          1.264               --
                                                       2006      1.200          1.289            4,398
                                                       2005      1.190          1.200            4,403
                                                       2004      1.088          1.190            4,418
                                                       2003      1.000          1.088            4,423

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063               --
                                                       2005      1.039          1.049               --
                                                       2004      1.000          1.039               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.211          1.225               --
                                                       2004      1.129          1.211            4,016
                                                       2003      1.000          1.129            4,017

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.130          2.049               --
                                                       2007      1.880          2.130               --
                                                       2006      1.541          1.880               --
                                                       2005      1.386          1.541               --
                                                       2004      1.206          1.386               --
                                                       2003      1.000          1.206            1,000

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.438          1.376               --
                                                       2007      1.388          1.438               --
                                                       2006      1.318          1.388               --
                                                       2005      1.209          1.318               --
                                                       2004      1.116          1.209            1,000
                                                       2003      1.000          1.116            1,000

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.266          1.242               --
                                                       2005      1.211          1.266               --
                                                       2004      1.107          1.211            1,000
                                                       2003      1.000          1.107            1,000

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.141          1.255               --
                                                       2005      1.036          1.141               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.514          1.488               --
                                                       2007      1.377          1.514            7,399
                                                       2006      1.228          1.377            7,795
                                                       2005      1.239          1.228            7,407
                                                       2004      1.159          1.239            4,513
                                                       2003      1.000          1.159            2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.242          1.271               --
                                                       2005      1.281          1.242               --
                                                       2004      1.119          1.281            1,000
                                                       2003      1.000          1.119            1,000

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.489          1.398               --
                                                       2007      1.415          1.489               --
                                                       2006      1.312          1.415            2,127
                                                       2005      1.173          1.312            2,129
                                                       2004      1.161          1.173            3,137
                                                       2003      1.000          1.161            3,171

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.829          0.830               --
                                                       2008      1.220          0.829           53,016
                                                       2007      1.191          1.220           52,690
                                                       2006      1.101          1.191           53,019
                                                       2005      1.074          1.101           53,232
                                                       2004      1.000          1.074               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.003          1.005               --
                                                       2007      0.983          1.003               --
                                                       2006      0.967          0.983               --
                                                       2005      0.968          0.967               --
                                                       2004      0.987          0.968            1,000
                                                       2003      1.000          0.987            1,000

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.090          1.106               --
                                                       2005      1.171          1.090            4,431
                                                       2004      1.190          1.171            5,446
                                                       2003      1.000          1.190            5,452

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.337          1.163               --
                                                       2007      1.295          1.337               --
                                                       2006      1.267          1.295               --
                                                       2005      1.217          1.267               --
                                                       2004      1.129          1.217               --
                                                       2003      1.000          1.129            1,000

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.120          1.118               --
                                                       2007      1.093          1.120               --
                                                       2006      1.031          1.093               --
                                                       2005      1.037          1.031               --
                                                       2004      0.982          1.037               --
                                                       2003      1.000          0.982            2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.686          1.070            4,087
                                                       2008      1.314          0.686            4,686
                                                       2007      1.184          1.314            4,225
                                                       2006      1.208          1.184            4,421
                                                       2005      1.199          1.208            3,730
                                                       2004      1.212          1.199            3,336
                                                       2003      1.000          1.212            1,000

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.790          1.661               --
                                                       2007      1.467          1.790               --
                                                       2006      1.416          1.467            4,346
                                                       2005      1.305          1.416            4,351
                                                       2004      1.209          1.305            5,366
                                                       2003      1.000          1.209            5,372

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.927          1.326               --
                                                       2008      1.249          0.927               --

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.851          1.016           54,184

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.802          0.980               --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2009      0.899          1.057           17,093

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.881          1.175            8,592
                                                       2008      1.404          0.881            8,969

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.672          0.776               --
                                                       2008      1.017          0.672               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.462          2.413               --
                                                       2008      3.361          1.462               --
                                                       2007      2.683          3.361               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.142          1.466            3,909
                                                       2008      1.971          1.142            4,272

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.964          1.248               --
                                                       2008      1.120          0.964               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.862          1.223               --
                                                       2008      1.401          0.862               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.898          1.289               --
                                                       2008      1.655          0.898               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.936          0.996            6,479
                                                       2008      0.995          0.936            6,485

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.917          1.047            4,660
                                                       2008      1.177          0.917            4,665

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.950          1.029           12,297
                                                       2008      1.408          0.950           10,777

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.793          1.753            2,377
                                                       2008      1.797          1.793            1,666

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.892          1.146               --
                                                       2008      1.457          0.892               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.946          1.120           15,640
                                                       2008      1.465          0.946           15,112

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.706          0.867            3,680
                                                       2008      1.093          0.706            3,684

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.819          0.945               --
                                                       2008      1.081          0.819               --
                                                       2007      1.065          1.081               --
                                                       2006      1.000          1.065               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.030          1.213            6,908
                                                       2008      1.487          1.030            6,515

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.628          0.856           97,807
                                                       2008      1.021          0.628          103,541

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.777          1.085               --
                                                       2008      1.281          0.777               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.761          1.029               --
                                                       2008      1.165          0.761               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

         CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE ADVISOR-ST1

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.426          1.606               --
                                                       2008      2.151          1.426               --
                                                       2007      1.819          2.151               --
                                                       2006      1.479          1.819               --
                                                       2005      1.291          1.479               --
                                                       2004      1.066          1.291               --
                                                       2003      1.000          1.066               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.151          1.156               --
                                                       2005      1.086          1.151               --
                                                       2004      1.062          1.086               --
                                                       2003      1.000          1.062               --

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.083          1.600               --
                                                       2008      2.019          1.083               --
                                                       2007      1.547          2.019               --
                                                       2006      1.326          1.547               --
                                                       2005      1.185          1.326               --
                                                       2004      1.121          1.185               --
                                                       2003      1.000          1.121               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.889          1.137               --
                                                       2008      1.702          0.889               --
                                                       2007      1.809          1.702               --
                                                       2006      1.630          1.809               --
                                                       2005      1.432          1.630               --
                                                       2004      1.238          1.432               --
                                                       2003      1.000          1.238               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.145          1.148               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.632          2.753               --
                                                       2006      2.026          2.632               --
                                                       2005      1.615          2.026               --
                                                       2004      1.319          1.615               --
                                                       2003      1.000          1.319               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.469          1.440               --
                                                       2007      1.478          1.469               --
                                                       2006      1.401          1.478               --
                                                       2005      1.312          1.401               --
                                                       2004      1.171          1.312               --
                                                       2003      1.000          1.171               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.854          1.117               --
                                                       2008      1.332          0.854               --
                                                       2007      1.264          1.332               --
                                                       2006      1.184          1.264               --
                                                       2005      1.168          1.184               --
                                                       2004      1.125          1.168               --
                                                       2003      1.000          1.125               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.167          1.109               --
                                                       2007      1.136          1.167               --
                                                       2006      1.006          1.136               --
                                                       2005      1.000          1.006               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.793          1.840               --
                                                       2007      2.187          1.793               --
                                                       2006      1.627          2.187               --
                                                       2005      1.491          1.627               --
                                                       2004      1.164          1.491               --
                                                       2003      1.000          1.164               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.018          1.035               --
                                                       2006      0.995          1.018               --
                                                       2005      1.000          0.995               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.954          1.183               --
                                                       2008      1.457          0.954               --
                                                       2007      1.326          1.457               --
                                                       2006      1.250          1.326               --
                                                       2005      1.175          1.250               --
                                                       2004      1.115          1.175               --
                                                       2003      1.000          1.115               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.090          1.578               --
                                                       2008      2.232          1.090               --
                                                       2007      2.091          2.232               --
                                                       2006      1.750          2.091               --
                                                       2005      1.512          1.750               --
                                                       2004      1.253          1.512               --
                                                       2003      1.000          1.253               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.382          1.296               --
                                                       2007      1.396          1.382               --
                                                       2006      1.257          1.396               --
                                                       2005      1.213          1.257               --
                                                       2004      1.127          1.213               --
                                                       2003      1.000          1.127               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.095          1.307               --
                                                       2008      1.460          1.095               --
                                                       2007      1.319          1.460               --
                                                       2006      1.273          1.319               --
                                                       2005      1.201          1.273               --
                                                       2004      1.123          1.201               --
                                                       2003      1.000          1.123               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.108          2.015               --
                                                       2007      1.882          2.108               --
                                                       2006      1.531          1.882               --
                                                       2005      1.349          1.531               --
                                                       2004      1.184          1.349               --
                                                       2003      1.000          1.184               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.204          1.258               --
                                                       2005      1.234          1.204               --
                                                       2004      1.129          1.234               --
                                                       2003      1.000          1.129               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.425          1.567               --
                                                       2005      1.284          1.425               --
                                                       2004      1.175          1.284               --
                                                       2003      1.000          1.175               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.244          1.208               --
                                                       2007      1.215          1.244               --
                                                       2006      1.129          1.215               --
                                                       2005      1.108          1.129               --
                                                       2004      1.063          1.108               --
                                                       2003      1.000          1.063               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.606          1.503               --
                                                       2007      1.589          1.606               --
                                                       2006      1.407          1.589               --
                                                       2005      1.309          1.407               --
                                                       2004      1.155          1.309               --
                                                       2003      1.000          1.155               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.895          0.902               --
                                                       2008      1.185          0.895               --
                                                       2007      1.155          1.185               --
                                                       2006      1.083          1.155               --
                                                       2005      1.058          1.083               --
                                                       2004      1.000          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.042          1.004               --
                                                       2007      1.025          1.042               --
                                                       2006      1.007          1.025               --
                                                       2005      1.008          1.007               --
                                                       2004      0.988          1.008               --
                                                       2003      1.000          0.988               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.549          1.499               --
                                                       2007      1.517          1.549               --
                                                       2006      1.354          1.517               --
                                                       2005      1.264          1.354               --
                                                       2004      1.158          1.264               --
                                                       2003      1.000          1.158               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.516          1.443               --
                                                       2007      1.581          1.516               --
                                                       2006      1.364          1.581               --
                                                       2005      1.295          1.364               --
                                                       2004      1.162          1.295               --
                                                       2003      1.000          1.162               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.648          2.012               --
                                                       2005      1.531          1.648               --
                                                       2004      1.244          1.531               --
                                                       2003      1.000          1.244               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.130          1.352               --
                                                       2005      1.053          1.130               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.070          1.502               --
                                                       2008      2.093          1.070               --
                                                       2007      2.018          2.093               --
                                                       2006      1.588          2.018               --
                                                       2005      1.322          1.588               --
                                                       2004      1.180          1.322               --
                                                       2003      1.000          1.180               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.089          1.149               --
                                                       2008      1.063          1.089               --
                                                       2007      1.028          1.063               --
                                                       2006      1.011          1.028               --
                                                       2005      1.008          1.011               --
                                                       2004      0.995          1.008               --
                                                       2003      1.000          0.995               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.834          0.835               --
                                                       2008      1.300          0.834               --
                                                       2007      1.257          1.300               --
                                                       2006      1.138          1.257               --
                                                       2005      1.095          1.138               --
                                                       2004      1.000          1.095               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.293          1.276               --
                                                       2007      1.312          1.293               --
                                                       2006      1.215          1.312               --
                                                       2005      1.199          1.215               --
                                                       2004      1.091          1.199               --
                                                       2003      1.000          1.091               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.074               --
                                                       2005      1.041          1.057               --
                                                       2004      1.000          1.041               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.220          1.239               --
                                                       2004      1.132          1.220               --
                                                       2003      1.000          1.132               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.179          2.099               --
                                                       2007      1.914          2.179               --
                                                       2006      1.561          1.914               --
                                                       2005      1.397          1.561               --
                                                       2004      1.209          1.397               --
                                                       2003      1.000          1.209               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.471          1.410               --
                                                       2007      1.413          1.471               --
                                                       2006      1.335          1.413               --
                                                       2005      1.219          1.335               --
                                                       2004      1.119          1.219               --
                                                       2003      1.000          1.119               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.282          1.264               --
                                                       2005      1.221          1.282               --
                                                       2004      1.110          1.221               --
                                                       2003      1.000          1.110               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.147          1.268               --
                                                       2005      1.036          1.147               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.549          1.525               --
                                                       2007      1.402          1.549               --
                                                       2006      1.244          1.402               --
                                                       2005      1.249          1.244               --
                                                       2004      1.162          1.249               --
                                                       2003      1.000          1.162               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.258          1.292               --
                                                       2005      1.291          1.258               --
                                                       2004      1.122          1.291               --
                                                       2003      1.000          1.122               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.523          1.432               --
                                                       2007      1.440          1.523               --
                                                       2006      1.329          1.440               --
                                                       2005      1.183          1.329               --
                                                       2004      1.164          1.183               --
                                                       2003      1.000          1.164               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.847          0.849               --
                                                       2008      1.241          0.847               --
                                                       2007      1.205          1.241               --
                                                       2006      1.108          1.205               --
                                                       2005      1.076          1.108               --
                                                       2004      1.000          1.076               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.026          1.029               --
                                                       2007      1.001          1.026               --
                                                       2006      0.979          1.001               --
                                                       2005      0.975          0.979               --
                                                       2004      0.990          0.975               --
                                                       2003      1.000          0.990               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.105          1.125               --
                                                       2005      1.180          1.105               --
                                                       2004      1.193          1.180               --
                                                       2003      1.000          1.193               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.367          1.191               --
                                                       2007      1.319          1.367               --
                                                       2006      1.284          1.319               --
                                                       2005      1.227          1.284               --
                                                       2004      1.132          1.227               --
                                                       2003      1.000          1.132               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.146          1.146               --
                                                       2007      1.113          1.146               --
                                                       2006      1.044          1.113               --
                                                       2005      1.045          1.044               --
                                                       2004      0.985          1.045               --
                                                       2003      1.000          0.985               --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.706          1.106               --
                                                       2008      1.344          0.706               --
                                                       2007      1.205          1.344               --
                                                       2006      1.224          1.205               --
                                                       2005      1.209          1.224               --
                                                       2004      1.215          1.209               --
                                                       2003      1.000          1.215               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.831          1.702               --
                                                       2007      1.493          1.831               --
                                                       2006      1.434          1.493               --
                                                       2005      1.315          1.434               --
                                                       2004      1.212          1.315               --
                                                       2003      1.000          1.212               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.953          1.370               --
                                                       2008      1.280          0.953               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.914          1.225               --
                                                       2008      1.450          0.914               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08)  *................................  2009      0.681          0.790           36,462
                                                       2008      1.028          0.681           67,129

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.504          2.493               --
                                                       2008      3.438          1.504               --
                                                       2007      2.736          3.438               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.174          1.514               --
                                                       2008      2.020          1.174               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08)  *..........................................  2009      0.991          1.290               --
                                                       2008      1.148          0.991               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08)  *.......................................  2009      0.887          1.264               --
                                                       2008      1.435          0.887               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.923          1.332               --
                                                       2008      1.695          0.923               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.952          1.019               --
                                                       2008      1.009          0.952               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.943          1.082               --
                                                       2008      1.206          0.943               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.902          0.981               --
                                                       2008      1.331          0.902               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.843          1.811               --
                                                       2008      1.841          1.843               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.917          1.184               --
                                                       2008      1.493          0.917               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.972          1.158               --
                                                       2008      1.502          0.972               --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.718          0.886          356,453
                                                       2008      1.108          0.718               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.830          0.962               --
                                                       2008      1.090          0.830               --
                                                       2007      1.068          1.090               --
                                                       2006      1.000          1.068               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.059          1.253               --
                                                       2008      1.524          1.059               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.636          0.872           49,792
                                                       2008      1.031          0.636               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.818          1.147               --
                                                       2008      1.343          0.818               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.783          1.063               --
                                                       2008      1.194          0.783               --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.431          1.611             --
                                                       2008      2.159          1.431             --
                                                       2007      1.827          2.159             --
                                                       2006      1.486          1.827             --
                                                       2005      1.298          1.486             --
                                                       2004      1.072          1.298             --
                                                       2003      1.000          1.072             --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.120          1.124             --
                                                       2005      1.057          1.120             --
                                                       2004      1.034          1.057             --
                                                       2003      1.000          1.034             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      0.983          1.452             --
                                                       2008      1.834          0.983             --
                                                       2007      1.405          1.834             --
                                                       2006      1.206          1.405             --
                                                       2005      1.078          1.206             --
                                                       2004      1.020          1.078             --
                                                       2003      1.000          1.020             --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.739          0.946             --
                                                       2008      1.417          0.739             --
                                                       2007      1.506          1.417             --
                                                       2006      1.358          1.506             --
                                                       2005      1.193          1.358             --
                                                       2004      1.032          1.193             --
                                                       2003      1.000          1.032             --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      0.952          0.955             --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.078          2.174             --
                                                       2006      1.601          2.078             --
                                                       2005      1.277          1.601             --
                                                       2004      1.043          1.277             --
                                                       2003      1.000          1.043             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.288          1.262             --
                                                       2007      1.297          1.288             --
                                                       2006      1.229          1.297             --
                                                       2005      1.152          1.229             --
                                                       2004      1.029          1.152             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.791          1.034             --
                                                       2008      1.234          0.791             --
                                                       2007      1.172          1.234             --
                                                       2006      1.098          1.172             --
                                                       2005      1.084          1.098             --
                                                       2004      1.044          1.084             --
                                                       2003      1.000          1.044             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.166          1.107             --
                                                       2007      1.135          1.166             --
                                                       2006      1.006          1.135             --
                                                       2005      1.000          1.006             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.607          1.648             --
                                                       2007      1.960          1.607             --
                                                       2006      1.459          1.960             --
                                                       2005      1.338          1.459             --
                                                       2004      1.044          1.338             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.017          1.034             --
                                                       2006      0.995          1.017             --
                                                       2005      1.000          0.995             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.891          1.104             --
                                                       2008      1.361          0.891             --
                                                       2007      1.239          1.361             --
                                                       2006      1.169          1.239             --
                                                       2005      1.099          1.169             --
                                                       2004      1.043          1.099             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      0.929          1.344             --
                                                       2008      1.903          0.929             --
                                                       2007      1.783          1.903             --
                                                       2006      1.493          1.783             --
                                                       2005      1.291          1.493             --
                                                       2004      1.070          1.291             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.292          1.211             --
                                                       2007      1.306          1.292             --
                                                       2006      1.176          1.306             --
                                                       2005      1.135          1.176             --
                                                       2004      1.056          1.135             --
                                                       2003      1.000          1.056             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.060          1.265             --
                                                       2008      1.415          1.060             --
                                                       2007      1.279          1.415             --
                                                       2006      1.234          1.279             --
                                                       2005      1.166          1.234             --
                                                       2004      1.090          1.166             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.930          1.845             --
                                                       2007      1.725          1.930             --
                                                       2006      1.403          1.725             --
                                                       2005      1.238          1.403             --
                                                       2004      1.087          1.238             --
                                                       2003      1.000          1.087             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.103          1.152             --
                                                       2005      1.131          1.103             --
                                                       2004      1.035          1.131             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.246          1.370             --
                                                       2005      1.123          1.246             --
                                                       2004      1.028          1.123             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.205          1.170             --
                                                       2007      1.178          1.205             --
                                                       2006      1.095          1.178             --
                                                       2005      1.076          1.095             --
                                                       2004      1.032          1.076             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.469          1.374             --
                                                       2007      1.454          1.469             --
                                                       2006      1.289          1.454             --
                                                       2005      1.199          1.289             --
                                                       2004      1.059          1.199             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.894          0.900             --
                                                       2008      1.183          0.894             --
                                                       2007      1.153          1.183             --
                                                       2006      1.082          1.153             --
                                                       2005      1.058          1.082             --
                                                       2004      1.000          1.058             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.070          1.031             --
                                                       2007      1.053          1.070             --
                                                       2006      1.034          1.053             --
                                                       2005      1.037          1.034             --
                                                       2004      1.016          1.037             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.421          1.375             --
                                                       2007      1.393          1.421             --
                                                       2006      1.243          1.393             --
                                                       2005      1.162          1.243             --
                                                       2004      1.064          1.162             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.390          1.324             --
                                                       2007      1.451          1.390             --
                                                       2006      1.253          1.451             --
                                                       2005      1.189          1.253             --
                                                       2004      1.068          1.189             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.402          1.712             --
                                                       2005      1.304          1.402             --
                                                       2004      1.060          1.304             --
                                                       2003      1.000          1.060             --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.129          1.351             --
                                                       2005      1.053          1.129             --
                                                       2004      1.000          1.053             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      0.975          1.368             --
                                                       2008      1.909          0.975             --
                                                       2007      1.841          1.909             --
                                                       2006      1.450          1.841             --
                                                       2005      1.208          1.450             --
                                                       2004      1.078          1.208             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.101          1.162             --
                                                       2008      1.076          1.101             --
                                                       2007      1.041          1.076             --
                                                       2006      1.024          1.041             --
                                                       2005      1.022          1.024             --
                                                       2004      1.009          1.022             --
                                                       2003      1.000          1.009             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.832          0.833             --
                                                       2008      1.298          0.832             --
                                                       2007      1.255          1.298             --
                                                       2006      1.137          1.255             --
                                                       2005      1.095          1.137             --
                                                       2004      1.000          1.095             --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.224          1.208             --
                                                       2007      1.243          1.224             --
                                                       2006      1.152          1.243             --
                                                       2005      1.137          1.152             --
                                                       2004      1.035          1.137             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.056          1.073             --
                                                       2005      1.041          1.056             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.142          1.159             --
                                                       2004      1.060          1.142             --
                                                       2003      1.000          1.060             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.957          1.885             --
                                                       2007      1.720          1.957             --
                                                       2006      1.403          1.720             --
                                                       2005      1.256          1.403             --
                                                       2004      1.088          1.256             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.386          1.329             --
                                                       2007      1.332          1.386             --
                                                       2006      1.259          1.332             --
                                                       2005      1.150          1.259             --
                                                       2004      1.057          1.150             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.205          1.188             --
                                                       2005      1.148          1.205             --
                                                       2004      1.044          1.148             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.147          1.267             --
                                                       2005      1.036          1.147             --
                                                       2004      1.000          1.036             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.420          1.398             --
                                                       2007      1.286          1.420             --
                                                       2006      1.141          1.286             --
                                                       2005      1.147          1.141             --
                                                       2004      1.068          1.147             --
                                                       2003      1.000          1.068             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.198          1.230             --
                                                       2005      1.230          1.198             --
                                                       2004      1.069          1.230             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.330          1.250             --
                                                       2007      1.258          1.330             --
                                                       2006      1.162          1.258             --
                                                       2005      1.034          1.162             --
                                                       2004      1.019          1.034             --
                                                       2003      1.000          1.019             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.845          0.847             --
                                                       2008      1.239          0.845             --
                                                       2007      1.204          1.239             --
                                                       2006      1.107          1.204             --
                                                       2005      1.076          1.107             --
                                                       2004      1.000          1.076             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.032          1.035             --
                                                       2007      1.007          1.032             --
                                                       2006      0.986          1.007             --
                                                       2005      0.982          0.986             --
                                                       2004      0.998          0.982             --
                                                       2003      1.000          0.998             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.946          0.963             --
                                                       2005      1.011          0.946             --
                                                       2004      1.023          1.011             --
                                                       2003      1.000          1.023             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.215          1.058             --
                                                       2007      1.172          1.215             --
                                                       2006      1.141          1.172             --
                                                       2005      1.092          1.141             --
                                                       2004      1.008          1.092             --
                                                       2003      1.000          1.008             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.199          1.198             --
                                                       2007      1.165          1.199             --
                                                       2006      1.093          1.165             --
                                                       2005      1.095          1.093             --
                                                       2004      1.032          1.095             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.591          0.926             --
                                                       2008      1.126          0.591             --
                                                       2007      1.010          1.126             --
                                                       2006      1.026          1.010             --
                                                       2005      1.014          1.026             --
                                                       2004      1.020          1.014             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.530          1.423             --
                                                       2007      1.249          1.530             --
                                                       2006      1.200          1.249             --
                                                       2005      1.101          1.200             --
                                                       2004      1.016          1.101             --
                                                       2003      1.000          1.016             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.902          1.296             --
                                                       2008      1.211          0.902             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.910          1.220             --
                                                       2008      1.446          0.910             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.680          0.788             --
                                                       2008      1.027          0.680             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.186          1.966             --
                                                       2008      2.714          1.186             --
                                                       2007      2.160          2.714             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.075          1.386             --
                                                       2008      1.849          1.075             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      1.036          1.348             --
                                                       2008      1.201          1.036             --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.774          1.103             --
                                                       2008      1.253          0.774             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.771          1.112             --
                                                       2008      1.417          0.771             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.950          1.017             --
                                                       2008      1.007          0.950             --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.914          1.047             --
                                                       2008      1.169          0.914             --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.896          0.975             --
                                                       2008      1.324          0.896             --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.651          1.621             --
                                                       2008      1.649          1.651             --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.841          1.085             --
                                                       2008      1.369          0.841             --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.889          1.058             --
                                                       2008      1.374          0.889             --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.716          0.884             --
                                                       2008      1.106          0.716             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.829          0.961             --
                                                       2008      1.089          0.829             --
                                                       2007      1.068          1.089             --
                                                       2006      1.000          1.068             --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      0.971          1.148             --
                                                       2008      1.397          0.971             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.635          0.870             --
                                                       2008      1.030          0.635             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.814          1.140             --
                                                       2008      1.337          0.814             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.695          0.944             --
                                                       2008      1.060          0.695             --

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.410          1.585            1,337
                                                       2008      2.131          1.410            1,339
                                                       2007      1.806          2.131            1,341
                                                       2006      1.471          1.806            1,342
                                                       2005      1.287          1.471            1,344
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145               --
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.071          1.579               --
                                                       2008      2.001          1.071               --
                                                       2007      1.536          2.001               --
                                                       2006      1.320          1.536               --
                                                       2005      1.182          1.320               --
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.879          1.123               --
                                                       2008      1.687          0.879               --
                                                       2007      1.796          1.687               --
                                                       2006      1.622          1.796               --
                                                       2005      1.427          1.622               --
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.130          1.133               --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.613          2.732               --
                                                       2006      2.016          2.613            1,147
                                                       2005      1.610          2.016            1,148
                                                       2004      1.318          1.610               --
                                                       2003      1.000          1.318               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.456          1.426               --
                                                       2007      1.468          1.456               --
                                                       2006      1.393          1.468               --
                                                       2005      1.308          1.393           12,250
                                                       2004      1.170          1.308               --
                                                       2003      1.000          1.170               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.845          1.103               --
                                                       2008      1.320          0.845               --
                                                       2007      1.255          1.320               --
                                                       2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.162          1.103               --
                                                       2007      1.133          1.162               --
                                                       2006      1.005          1.133               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.777          1.822               --
                                                       2007      2.172          1.777            3,541
                                                       2006      1.619          2.172            3,755
                                                       2005      1.486          1.619            7,739
                                                       2004      1.162          1.486            3,201
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.015          1.030               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.944          1.168            6,044
                                                       2008      1.444          0.944            6,050
                                                       2007      1.316          1.444           21,238
                                                       2006      1.244          1.316           20,799
                                                       2005      1.172          1.244               --
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.078          1.557            1,198
                                                       2008      2.212          1.078            1,200
                                                       2007      2.076          2.212            1,202
                                                       2006      1.741          2.076            1,203
                                                       2005      1.507          1.741            1,205
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.369          1.283               --
                                                       2007      1.386          1.369               --
                                                       2006      1.251          1.386               --
                                                       2005      1.209          1.251               --
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.082          1.290               --
                                                       2008      1.446          1.082               --
                                                       2007      1.310          1.446               --
                                                       2006      1.266          1.310               --
                                                       2005      1.198          1.266            8,372
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.089          1.995               --
                                                       2007      1.869          2.089            1,334
                                                       2006      1.523          1.869            1,336
                                                       2005      1.345          1.523               --
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198               --
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417               --
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.232          1.196               --
                                                       2007      1.206          1.232               --
                                                       2006      1.123          1.206               --
                                                       2005      1.105          1.123           13,456
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.591          1.488               --
                                                       2007      1.577          1.591               --
                                                       2006      1.400          1.577               --
                                                       2005      1.305          1.400           18,072
                                                       2004      1.154          1.305               --
                                                       2003      1.000          1.154               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.888          0.893               --
                                                       2008      1.177          0.888               --
                                                       2007      1.149          1.177               --
                                                       2006      1.080          1.149               --
                                                       2005      1.057          1.080           11,593
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.033          0.994               --
                                                       2007      1.018          1.033           35,603
                                                       2006      1.001          1.018           34,312
                                                       2005      1.005          1.001           30,066
                                                       2004      0.987          1.005           30,247
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.535          1.484               --
                                                       2007      1.506          1.535               --
                                                       2006      1.347          1.506               --
                                                       2005      1.260          1.347           19,927
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.502          1.429               --
                                                       2007      1.570          1.502           23,568
                                                       2006      1.357          1.570           24,088
                                                       2005      1.290          1.357           23,108
                                                       2004      1.161          1.290           22,426
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.639          1.998            4,218
                                                       2005      1.526          1.639           11,187
                                                       2004      1.243          1.526            3,601
                                                       2003      1.000          1.243               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.127          1.347               --
                                                       2005      1.053          1.127            1,811
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.058          1.482            1,384
                                                       2008      2.074          1.058            1,386
                                                       2007      2.004          2.074            1,388
                                                       2006      1.580          2.004            1,390
                                                       2005      1.318          1.580            1,392
                                                       2004      1.179          1.318               --
                                                       2003      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.077          1.134               --
                                                       2008      1.053          1.077               --
                                                       2007      1.020          1.053               --
                                                       2006      1.005          1.020               --
                                                       2005      1.005          1.005               --
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.827          0.827               --
                                                       2008      1.291          0.827               --
                                                       2007      1.251          1.291               --
                                                       2006      1.135          1.251               --
                                                       2005      1.094          1.135               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.281          1.264               --
                                                       2007      1.303          1.281            3,287
                                                       2006      1.209          1.303            3,290
                                                       2005      1.195          1.209           15,660
                                                       2004      1.090          1.195            3,296
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.160          2.079               --
                                                       2007      1.900          2.160           10,406
                                                       2006      1.553          1.900           10,701
                                                       2005      1.393          1.553           12,180
                                                       2004      1.208          1.393           12,761
                                                       2003      1.000          1.208               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.457          1.396               --
                                                       2007      1.403          1.457               --
                                                       2006      1.328          1.403               --
                                                       2005      1.215          1.328           13,043
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275               --
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.145          1.263               --
                                                       2005      1.036          1.145               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.535          1.510               --
                                                       2007      1.392          1.535            1,514
                                                       2006      1.237          1.392            1,516
                                                       2005      1.245          1.237            1,518
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251            1,475
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.510          1.418               --
                                                       2007      1.430          1.510               --
                                                       2006      1.322          1.430               --
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.840          0.841               --
                                                       2008      1.233          0.840           94,113
                                                       2007      1.199          1.233          332,432
                                                       2006      1.105          1.199          334,883
                                                       2005      1.075          1.105          350,141
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.017          1.019               --
                                                       2007      0.994          1.017               --
                                                       2006      0.974          0.994               --
                                                       2005      0.972          0.974               --
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099           36,961
                                                       2004      1.192          1.176           21,802
                                                       2003      1.000          1.192               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.355          1.180               --
                                                       2007      1.309          1.355               --
                                                       2006      1.277          1.309               --
                                                       2005      1.223          1.277               --
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.136          1.134               --
                                                       2007      1.105          1.136               --
                                                       2006      1.039          1.105               --
                                                       2005      1.042          1.039               --
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.698          1.092               --
                                                       2008      1.332          0.698               --
                                                       2007      1.196          1.332               --
                                                       2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.814          1.686               --
                                                       2007      1.482          1.814               --
                                                       2006      1.427          1.482               --
                                                       2005      1.311          1.427               --
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.943          1.353            3,281
                                                       2008      1.267          0.943            3,284

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.901          1.205               --
                                                       2008      1.431          0.901               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.677          0.784          760,067
                                                       2008      1.024          0.677          872,397

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.487          2.461            1,142
                                                       2008      3.407          1.487            1,144
                                                       2007      2.715          3.407            1,145

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.161          1.495            5,629
                                                       2008      2.000          1.161            5,636

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.980          1.273               --
                                                       2008      1.137          0.980               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.877          1.248               --
                                                       2008      1.421          0.877               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.913          1.314               --
                                                       2008      1.679          0.913               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.945          1.010               --
                                                       2008      1.003          0.945               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.933          1.067               --
                                                       2008      1.194          0.933               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.966          1.050            9,871
                                                       2008      1.429          0.966            9,884

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.823          1.788            2,198
                                                       2008      1.824          1.823            2,201

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.907          1.168               --
                                                       2008      1.478          0.907               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.962          1.143               --
                                                       2008      1.487          0.962               --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.713          0.878          239,584
                                                       2008      1.102          0.713               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.825          0.955               --
                                                       2008      1.087          0.825               --
                                                       2007      1.067          1.087               --
                                                       2006      1.000          1.067               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.048          1.237            1,510
                                                       2008      1.509          1.048            1,512

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.633          0.865          714,157
                                                       2008      1.027          0.633          823,186

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.802          1.122               --
                                                       2008      1.318          0.802               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.774          1.049            1,296
                                                       2008      1.182          0.774            1,222




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.416          1.585             --
                                                       2008      2.141          1.416             --
                                                       2007      1.815          2.141             --
                                                       2006      1.480          1.815             --
                                                       2005      1.295          1.480             --
                                                       2004      1.072          1.295             --
                                                       2003      1.000          1.072             --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.115          1.119             --
                                                       2005      1.054          1.115             --
                                                       2004      1.034          1.054             --
                                                       2003      1.000          1.034             --

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   SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      0.973          1.434             --
                                                       2008      1.819          0.973             --
                                                       2007      1.397          1.819             --
                                                       2006      1.201          1.397             --
                                                       2005      1.076          1.201             --
                                                       2004      1.019          1.076             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.732          0.934             --
                                                       2008      1.405          0.732             --
                                                       2007      1.496          1.405             --
                                                       2006      1.352          1.496             --
                                                       2005      1.190          1.352             --
                                                       2004      1.032          1.190             --
                                                       2003      1.000          1.032             --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      0.937          0.943             --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.065          2.159             --
                                                       2006      1.594          2.065             --
                                                       2005      1.274          1.594             --
                                                       2004      1.043          1.274             --
                                                       2003      1.000          1.043             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.278          1.251             --
                                                       2007      1.289          1.278             --
                                                       2006      1.224          1.289             --
                                                       2005      1.149          1.224             --
                                                       2004      1.029          1.149             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.783          1.017             --
                                                       2008      1.224          0.783             --
                                                       2007      1.164          1.224             --
                                                       2006      1.093          1.164             --
                                                       2005      1.081          1.093             --
                                                       2004      1.044          1.081             --
                                                       2003      1.000          1.044             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.161          1.102             --
                                                       2007      1.132          1.161             --
                                                       2006      1.005          1.132             --
                                                       2005      1.000          1.005             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.593          1.634             --
                                                       2007      1.948          1.593             --
                                                       2006      1.453          1.948             --
                                                       2005      1.335          1.453             --
                                                       2004      1.044          1.335             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.014          1.029             --
                                                       2006      0.994          1.014             --
                                                       2005      1.000          0.994             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.881          1.086             --
                                                       2008      1.350          0.881             --
                                                       2007      1.231          1.350             --
                                                       2006      1.164          1.231             --
                                                       2005      1.097          1.164             --
                                                       2004      1.043          1.097             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      0.920          1.322             --
                                                       2008      1.887          0.920             --
                                                       2007      1.772          1.887             --
                                                       2006      1.487          1.772             --
                                                       2005      1.288          1.487             --
                                                       2004      1.070          1.288             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.281          1.200             --
                                                       2007      1.297          1.281             --
                                                       2006      1.171          1.297             --
                                                       2005      1.133          1.171             --
                                                       2004      1.055          1.133             --
                                                       2003      1.000          1.055             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.049          1.245             --
                                                       2008      1.403          1.049             --
                                                       2007      1.271          1.403             --
                                                       2006      1.229          1.271             --
                                                       2005      1.163          1.229             --
                                                       2004      1.090          1.163             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.915          1.829             --
                                                       2007      1.714          1.915             --
                                                       2006      1.397          1.714             --
                                                       2005      1.235          1.397             --
                                                       2004      1.087          1.235             --
                                                       2003      1.000          1.087             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.098          1.145             --
                                                       2005      1.128          1.098             --
                                                       2004      1.035          1.128             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.240          1.361             --
                                                       2005      1.120          1.240             --
                                                       2004      1.028          1.120             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.195          1.160             --
                                                       2007      1.171          1.195             --
                                                       2006      1.090          1.171             --
                                                       2005      1.073          1.090             --
                                                       2004      1.032          1.073             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.457          1.362             --
                                                       2007      1.445          1.457             --
                                                       2006      1.283          1.445             --
                                                       2005      1.196          1.283             --
                                                       2004      1.059          1.196             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.886          0.886             --
                                                       2008      1.175          0.886             --
                                                       2007      1.148          1.175             --
                                                       2006      1.079          1.148             --
                                                       2005      1.057          1.079             --
                                                       2004      1.000          1.057             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.061          1.021             --
                                                       2007      1.046          1.061             --
                                                       2006      1.030          1.046             --
                                                       2005      1.034          1.030             --
                                                       2004      1.016          1.034             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.409          1.363             --
                                                       2007      1.384          1.409             --
                                                       2006      1.238          1.384             --
                                                       2005      1.159          1.238             --
                                                       2004      1.064          1.159             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.379          1.312             --
                                                       2007      1.442          1.379             --
                                                       2006      1.247          1.442             --
                                                       2005      1.187          1.247             --
                                                       2004      1.068          1.187             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.396          1.701             --
                                                       2005      1.301          1.396             --
                                                       2004      1.060          1.301             --
                                                       2003      1.000          1.060             --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.126          1.345             --
                                                       2005      1.053          1.126             --
                                                       2004      1.000          1.053             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      0.965          1.346             --
                                                       2008      1.893          0.965             --
                                                       2007      1.830          1.893             --
                                                       2006      1.443          1.830             --
                                                       2005      1.205          1.443             --
                                                       2004      1.078          1.205             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.090          1.143             --
                                                       2008      1.067          1.090             --
                                                       2007      1.034          1.067             --
                                                       2006      1.019          1.034             --
                                                       2005      1.020          1.019             --
                                                       2004      1.009          1.020             --
                                                       2003      1.000          1.009             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.825          0.825             --
                                                       2008      1.289          0.825             --
                                                       2007      1.249          1.289             --
                                                       2006      1.134          1.249             --
                                                       2005      1.094          1.134             --
                                                       2004      1.000          1.094             --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.214          1.198             --
                                                       2007      1.235          1.214             --
                                                       2006      1.147          1.235             --
                                                       2005      1.134          1.147             --
                                                       2004      1.035          1.134             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.053          1.068             --
                                                       2005      1.040          1.053             --
                                                       2004      1.000          1.040             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.139          1.155             --
                                                       2004      1.059          1.139             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.941          1.868             --
                                                       2007      1.709          1.941             --
                                                       2006      1.397          1.709             --
                                                       2005      1.254          1.397             --
                                                       2004      1.088          1.254             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.375          1.317             --
                                                       2007      1.324          1.375             --
                                                       2006      1.254          1.324             --
                                                       2005      1.148          1.254             --
                                                       2004      1.057          1.148             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.200          1.180             --
                                                       2005      1.145          1.200             --
                                                       2004      1.044          1.145             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.144          1.262             --
                                                       2005      1.036          1.144             --
                                                       2004      1.000          1.036             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.408          1.386             --
                                                       2007      1.278          1.408             --
                                                       2006      1.136          1.278             --
                                                       2005      1.144          1.136             --
                                                       2004      1.067          1.144             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.193          1.223             --
                                                       2005      1.227          1.193             --
                                                       2004      1.069          1.227             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.319          1.239             --
                                                       2007      1.250          1.319             --
                                                       2006      1.157          1.250             --
                                                       2005      1.032          1.157             --
                                                       2004      1.018          1.032             --
                                                       2003      1.000          1.018             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.838          0.840             --
                                                       2008      1.231          0.838             --
                                                       2007      1.198          1.231             --
                                                       2006      1.104          1.198             --
                                                       2005      1.075          1.104             --
                                                       2004      1.000          1.075             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.023          1.026             --
                                                       2007      1.000          1.023             --
                                                       2006      0.982          1.000             --
                                                       2005      0.980          0.982             --
                                                       2004      0.997          0.980             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.942          0.957             --
                                                       2005      1.008          0.942             --
                                                       2004      1.022          1.008             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.205          1.049             --
                                                       2007      1.165          1.205             --
                                                       2006      1.137          1.165             --
                                                       2005      1.089          1.137             --
                                                       2004      1.008          1.089             --
                                                       2003      1.000          1.008             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.189          1.188             --
                                                       2007      1.158          1.189             --
                                                       2006      1.089          1.158             --
                                                       2005      1.092          1.089             --
                                                       2004      1.032          1.092             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.585          0.911             --
                                                       2008      1.117          0.585             --
                                                       2007      1.004          1.117             --
                                                       2006      1.022          1.004             --
                                                       2005      1.012          1.022             --
                                                       2004      1.020          1.012             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.518          1.410             --
                                                       2007      1.241          1.518             --
                                                       2006      1.195          1.241             --
                                                       2005      1.098          1.195             --
                                                       2004      1.015          1.098             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.893          1.280             --
                                                       2008      1.200          0.893             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.897          1.200             --
                                                       2008      1.427          0.897             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.675          0.783             --
                                                       2008      1.022          0.675             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.174          1.942             --
                                                       2008      2.692          1.174             --
                                                       2007      2.145          2.692             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.064          1.369             --
                                                       2008      1.833          1.064             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      1.026          1.331             --
                                                       2008      1.190          1.026             --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.766          1.089             --
                                                       2008      1.242          0.766             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.763          1.098             --
                                                       2008      1.404          0.763             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.944          1.007             --
                                                       2008      1.002          0.944             --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.904          1.034             --
                                                       2008      1.158          0.904             --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.887          0.963             --
                                                       2008      1.312          0.887             --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.634          1.601             --
                                                       2008      1.635          1.634             --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.833          1.072             --
                                                       2008      1.357          0.833             --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.880          1.045             --
                                                       2008      1.361          0.880             --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.712          0.876             --
                                                       2008      1.100          0.712             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.824          0.953             --
                                                       2008      1.086          0.824             --
                                                       2007      1.067          1.086             --
                                                       2006      1.000          1.067             --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      0.961          1.134             --
                                                       2008      1.384          0.961             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.631          0.864             --
                                                       2008      1.026          0.631             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.797          1.115             --
                                                       2008      1.311          0.797             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.688          0.932             --
                                                       2008      1.051          0.688             --

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.402          1.575            1,286
                                                       2008      2.121          1.402            1,288
                                                       2007      1.799          2.121           10,766
                                                       2006      1.468          1.799           13,054
                                                       2005      1.285          1.468           15,029
                                                       2004      1.064          1.285            7,623
                                                       2003      1.000          1.064            9,823

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146               --
                                                       2005      1.080          1.142           28,548
                                                       2004      1.060          1.080           29,437
                                                       2003      1.000          1.060            9,662

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.065          1.569               --
                                                       2008      1.992          1.065               --
                                                       2007      1.530          1.992           27,985
                                                       2006      1.316          1.530           63,773
                                                       2005      1.180          1.316           64,802
                                                       2004      1.119          1.180           67,545
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.874          1.115               --
                                                       2008      1.679          0.874            1,163
                                                       2007      1.789          1.679            1,165
                                                       2006      1.617          1.789            1,167
                                                       2005      1.425          1.617            1,739
                                                       2004      1.236          1.425            1,827
                                                       2003      1.000          1.236               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.123          1.126            1,161

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.604          2.721               --
                                                       2006      2.010          2.604            5,650
                                                       2005      1.608          2.010            4,620
                                                       2004      1.317          1.608            5,289
                                                       2003      1.000          1.317               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.449          1.419               --
                                                       2007      1.463          1.449           24,548
                                                       2006      1.390          1.463           24,227
                                                       2005      1.306          1.390           26,681
                                                       2004      1.169          1.306           25,674
                                                       2003      1.000          1.169           47,329

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.840          1.095               --
                                                       2008      1.314          0.840               --
                                                       2007      1.251          1.314               --
                                                       2006      1.175          1.251               --
                                                       2005      1.163          1.175            2,199
                                                       2004      1.123          1.163            2,035
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.159          1.100               --
                                                       2007      1.131          1.159           38,724
                                                       2006      1.005          1.131           43,916
                                                       2005      1.000          1.005           42,843

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.769          1.813               --
                                                       2007      2.164          1.769           26,349
                                                       2006      1.615          2.164           30,327
                                                       2005      1.484          1.615           34,697
                                                       2004      1.162          1.484           28,291
                                                       2003      1.000          1.162           56,672

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.013          1.027               --
                                                       2006      0.994          1.013               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.938          1.160           13,379
                                                       2008      1.438          0.938           13,373
                                                       2007      1.312          1.438           15,529
                                                       2006      1.241          1.312           18,916
                                                       2005      1.170          1.241           18,644
                                                       2004      1.113          1.170            1,747
                                                       2003      1.000          1.113           68,123

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   SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.072          1.547            2,993
                                                       2008      2.202          1.072            3,201
                                                       2007      2.069          2.202            7,246
                                                       2006      1.737          2.069            6,308
                                                       2005      1.505          1.737            6,438
                                                       2004      1.251          1.505            6,050
                                                       2003      1.000          1.251            4,261

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.363          1.277               --
                                                       2007      1.381          1.363            5,927
                                                       2006      1.248          1.381           10,798
                                                       2005      1.207          1.248           11,944
                                                       2004      1.125          1.207           12,934
                                                       2003      1.000          1.125           11,183

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.076          1.281            1,164
                                                       2008      1.440          1.076            1,054
                                                       2007      1.305          1.440            1,332
                                                       2006      1.263          1.305            1,326
                                                       2005      1.196          1.263            3,240
                                                       2004      1.121          1.196            3,184
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.079          1.986               --
                                                       2007      1.862          2.079           18,489
                                                       2006      1.519          1.862           18,755
                                                       2005      1.343          1.519            9,283
                                                       2004      1.182          1.343           13,858
                                                       2003      1.000          1.182            6,500

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.246               --
                                                       2005      1.228          1.195            3,837
                                                       2004      1.127          1.228            7,727
                                                       2003      1.000          1.127            2,795

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.414          1.551               --
                                                       2005      1.278          1.414               --
                                                       2004      1.173          1.278               --
                                                       2003      1.000          1.173               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.227          1.190               --
                                                       2007      1.202          1.227               --
                                                       2006      1.120          1.202               --
                                                       2005      1.103          1.120           27,692
                                                       2004      1.061          1.103           45,496
                                                       2003      1.000          1.061           46,789

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.584          1.481               --
                                                       2007      1.572          1.584            8,421
                                                       2006      1.396          1.572           10,966
                                                       2005      1.302          1.396           12,873
                                                       2004      1.153          1.302           12,851
                                                       2003      1.000          1.153            4,224

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.884          0.889               --
                                                       2008      1.173          0.884           19,712
                                                       2007      1.146          1.173           20,800
                                                       2006      1.078          1.146           21,225
                                                       2005      1.057          1.078           21,252
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.028          0.989               --
                                                       2007      1.014          1.028           30,293
                                                       2006      0.999          1.014           60,513
                                                       2005      1.003          0.999           60,085
                                                       2004      0.986          1.003           57,423
                                                       2003      1.000          0.986           87,351

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.528          1.477               --
                                                       2007      1.501          1.528           62,595
                                                       2006      1.343          1.501           96,652
                                                       2005      1.258          1.343          106,110
                                                       2004      1.156          1.258          110,839
                                                       2003      1.000          1.156           15,076

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.495          1.422               --
                                                       2007      1.564          1.495           29,339
                                                       2006      1.354          1.564           35,809
                                                       2005      1.288          1.354           43,564
                                                       2004      1.160          1.288           38,413
                                                       2003      1.000          1.160           68,667

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.635          1.991           33,959
                                                       2005      1.524          1.635           46,359
                                                       2004      1.242          1.524           44,118
                                                       2003      1.000          1.242            3,133

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.126          1.344               --
                                                       2005      1.053          1.126           13,157
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.052          1.472            5,179
                                                       2008      2.065          1.052            5,317
                                                       2007      1.997          2.065           37,386
                                                       2006      1.576          1.997           36,441
                                                       2005      1.316          1.576           34,281
                                                       2004      1.178          1.316           19,738
                                                       2003      1.000          1.178            2,333

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.071          1.127               --
                                                       2008      1.048          1.071               --
                                                       2007      1.017          1.048            5,105
                                                       2006      1.003          1.017            7,686
                                                       2005      1.004          1.003            8,871
                                                       2004      0.994          1.004            9,494
                                                       2003      1.000          0.994           10,065

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.823          0.823               --
                                                       2008      1.287          0.823               --
                                                       2007      1.248          1.287               --
                                                       2006      1.133          1.248               --
                                                       2005      1.094          1.133               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.275          1.258               --
                                                       2007      1.298          1.275           32,047
                                                       2006      1.206          1.298           52,414
                                                       2005      1.193          1.206           51,265
                                                       2004      1.090          1.193           40,449
                                                       2003      1.000          1.090           41,335

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067               --
                                                       2005      1.040          1.052               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.214          1.231               --
                                                       2004      1.130          1.214           16,256
                                                       2003      1.000          1.130            4,248

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.150          2.069               --
                                                       2007      1.893          2.150            9,933
                                                       2006      1.549          1.893           24,111
                                                       2005      1.390          1.549           25,012
                                                       2004      1.207          1.390           26,274
                                                       2003      1.000          1.207           33,176

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.451          1.390               --
                                                       2007      1.398          1.451            9,587
                                                       2006      1.324          1.398           12,569
                                                       2005      1.213          1.324           12,061
                                                       2004      1.117          1.213           19,671
                                                       2003      1.000          1.117           16,365

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.272          1.251               --
                                                       2005      1.215          1.272               --
                                                       2004      1.108          1.215               --
                                                       2003      1.000          1.108               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.143          1.261               --
                                                       2005      1.062          1.143               --
                                                       2005      1.036          1.062               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.528          1.503               --
                                                       2007      1.387          1.528            4,025
                                                       2006      1.234          1.387           10,095
                                                       2005      1.243          1.234           11,805
                                                       2004      1.160          1.243           27,809
                                                       2003      1.000          1.160           19,407

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.248          1.279               --
                                                       2005      1.285          1.248            1,990
                                                       2004      1.120          1.285           19,711
                                                       2003      1.000          1.120           55,930

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.503          1.411               --
                                                       2007      1.425          1.503               --
                                                       2006      1.319          1.425               --
                                                       2005      1.177          1.319               --
                                                       2004      1.162          1.177               --
                                                       2003      1.000          1.162               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.836          0.838               --
                                                       2008      1.229          0.836               --
                                                       2007      1.196          1.229               --
                                                       2006      1.104          1.196               --
                                                       2005      1.075          1.104               --
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.012          1.014               --
                                                       2007      0.990          1.012               --
                                                       2006      0.972          0.990               --
                                                       2005      0.971          0.972               --
                                                       2004      0.988          0.971               --
                                                       2003      1.000          0.988           52,256

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.096          1.114               --
                                                       2005      1.174          1.096            5,042
                                                       2004      1.191          1.174           18,684
                                                       2003      1.000          1.191           13,201

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.349          1.174               --
                                                       2007      1.305          1.349           11,706
                                                       2006      1.274          1.305           16,864
                                                       2005      1.221          1.274           15,775
                                                       2004      1.130          1.221           15,760
                                                       2003      1.000          1.130            1,196

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.131          1.129               --
                                                       2007      1.101          1.131           12,862
                                                       2006      1.036          1.101           16,202
                                                       2005      1.040          1.036           15,825
                                                       2004      0.983          1.040           15,329
                                                       2003      1.000          0.983            2,399

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.694          1.085            3,375
                                                       2008      1.326          0.694            3,810
                                                       2007      1.192          1.326            3,250
                                                       2006      1.214          1.192            3,512
                                                       2005      1.203          1.214            3,071
                                                       2004      1.213          1.203            2,900
                                                       2003      1.000          1.213            1,118

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.806          1.678               --
                                                       2007      1.477          1.806            7,501
                                                       2006      1.423          1.477           10,445
                                                       2005      1.309          1.423           12,420
                                                       2004      1.210          1.309           18,307
                                                       2003      1.000          1.210            6,198

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.938          1.344            3,721
                                                       2008      1.261          0.938            4,200

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.894          1.195           13,146
                                                       2008      1.422          0.894           13,212

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.675          0.781           32,219
                                                       2008      1.021          0.675           33,352

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.479          2.445            2,132
                                                       2008      3.392          1.479            2,473
                                                       2007      2.704          3.392            2,046

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.155          1.485            9,777
                                                       2008      1.990          1.155           10,114

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.975          1.264            2,045
                                                       2008      1.131          0.975            2,125

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.872          1.239               --
                                                       2008      1.415          0.872               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.908          1.306            7,326
                                                       2008      1.671          0.908            7,422

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.942          1.005            2,266
                                                       2008      1.000          0.942            1,969

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.927          1.060               --
                                                       2008      1.189          0.927               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.961          1.043           11,066
                                                       2008      1.422          0.961           10,107

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.813          1.776            5,850
                                                       2008      1.815          1.813            5,477

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.902          1.161           20,513
                                                       2008      1.471          0.902           20,618

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.956          1.135            6,622
                                                       2008      1.480          0.956            6,326

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.711          0.874           33,328
                                                       2008      1.099          0.711           13,383

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.823          0.952            3,098
                                                       2008      1.085          0.823            3,319
                                                       2007      1.066          1.085            8,416
                                                       2006      1.000          1.066           16,881

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.042          1.229            3,813
                                                       2008      1.502          1.042            3,692

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.631          0.862           86,474
                                                       2008      1.025          0.631           86,817

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.793          1.109               --
                                                       2008      1.305          0.793               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.770          1.043            7,529
                                                       2008      1.176          0.770           11,118




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.394          1.565            2,027
                                                       2008      2.112          1.394            2,030
                                                       2007      1.793          2.112            2,032
                                                       2006      1.464          1.793            2,033
                                                       2005      1.283          1.464            2,035
                                                       2004      1.064          1.283               --
                                                       2003      1.000          1.064               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.139          1.143               --
                                                       2005      1.079          1.139               --
                                                       2004      1.060          1.079               --
                                                       2003      1.000          1.060               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.059          1.559               --
                                                       2008      1.983          1.059               --
                                                       2007      1.525          1.983               --
                                                       2006      1.313          1.525               --
                                                       2005      1.178          1.313               --
                                                       2004      1.118          1.178               --
                                                       2003      1.000          1.118               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.869          1.108               --
                                                       2008      1.672          0.869               --
                                                       2007      1.783          1.672               --
                                                       2006      1.613          1.783               --
                                                       2005      1.423          1.613               --
                                                       2004      1.235          1.423               --
                                                       2003      1.000          1.235               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.116          1.118               --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.594          2.711               --
                                                       2006      2.005          2.594            1,737
                                                       2005      1.605          2.005            1,738
                                                       2004      1.316          1.605               --
                                                       2003      1.000          1.316               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.442          1.412               --
                                                       2007      1.457          1.442               --
                                                       2006      1.386          1.457               --
                                                       2005      1.303          1.386               --
                                                       2004      1.169          1.303               --
                                                       2003      1.000          1.169               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.835          1.088               --
                                                       2008      1.308          0.835               --
                                                       2007      1.246          1.308               --
                                                       2006      1.172          1.246               --
                                                       2005      1.161          1.172               --
                                                       2004      1.123          1.161               --
                                                       2003      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.157          1.097               --
                                                       2007      1.130          1.157               --
                                                       2006      1.005          1.130               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.761          1.805               --
                                                       2007      2.156          1.761            1,815
                                                       2006      1.610          2.156            1,817
                                                       2005      1.482          1.610            1,819
                                                       2004      1.161          1.482               --
                                                       2003      1.000          1.161               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.012          1.025            2,170
                                                       2006      0.993          1.012            2,173
                                                       2005      1.000          0.993            2,175

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.933          1.152            1,932
                                                       2008      1.431          0.933            1,935
                                                       2007      1.307          1.431            1,937
                                                       2006      1.237          1.307            1,939
                                                       2005      1.168          1.237               --
                                                       2004      1.112          1.168               --
                                                       2003      1.000          1.112               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.066          1.537            1,818
                                                       2008      2.192          1.066            1,820
                                                       2007      2.061          2.192            1,821
                                                       2006      1.732          2.061            1,823
                                                       2005      1.503          1.732            1,824
                                                       2004      1.250          1.503               --
                                                       2003      1.000          1.250               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.357          1.271               --
                                                       2007      1.376          1.357               --
                                                       2006      1.244          1.376               --
                                                       2005      1.205          1.244               --
                                                       2004      1.125          1.205               --
                                                       2003      1.000          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.070          1.273               --
                                                       2008      1.433          1.070               --
                                                       2007      1.301          1.433               --
                                                       2006      1.260          1.301               --
                                                       2005      1.194          1.260               --
                                                       2004      1.120          1.194               --
                                                       2003      1.000          1.120               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.070          1.976               --
                                                       2007      1.856          2.070            3,568
                                                       2006      1.515          1.856            3,572
                                                       2005      1.341          1.515               --
                                                       2004      1.182          1.341               --
                                                       2003      1.000          1.182               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.192          1.242               --
                                                       2005      1.226          1.192               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.410          1.545               --
                                                       2005      1.276          1.410            1,650
                                                       2004      1.172          1.276               --
                                                       2003      1.000          1.172               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.221          1.184               --
                                                       2007      1.198          1.221               --
                                                       2006      1.117          1.198               --
                                                       2005      1.101          1.117               --
                                                       2004      1.060          1.101               --
                                                       2003      1.000          1.060               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.577          1.473               --
                                                       2007      1.566          1.577               --
                                                       2006      1.393          1.566               --
                                                       2005      1.300          1.393               --
                                                       2004      1.153          1.300               --
                                                       2003      1.000          1.153               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.880          0.885               --
                                                       2008      1.169          0.880               --
                                                       2007      1.144          1.169               --
                                                       2006      1.077          1.144               --
                                                       2005      1.056          1.077               --
                                                       2004      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.024          0.985               --
                                                       2007      1.011          1.024            2,156
                                                       2006      0.996          1.011            2,158
                                                       2005      1.002          0.996            2,161
                                                       2004      0.986          1.002               --
                                                       2003      1.000          0.986               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.521          1.470               --
                                                       2007      1.496          1.521            3,400
                                                       2006      1.340          1.496            3,404
                                                       2005      1.256          1.340            3,408
                                                       2004      1.155          1.256               --
                                                       2003      1.000          1.155               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.488          1.415               --
                                                       2007      1.559          1.488            4,090
                                                       2006      1.350          1.559            4,094
                                                       2005      1.286          1.350            2,145
                                                       2004      1.160          1.286               --
                                                       2003      1.000          1.160               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.631          1.984            3,209
                                                       2005      1.521          1.631            3,213
                                                       2004      1.241          1.521               --
                                                       2003      1.000          1.241               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.125          1.341               --
                                                       2005      1.053          1.125            4,827
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.046          1.463            2,099
                                                       2008      2.056          1.046            2,102
                                                       2007      1.990          2.056            2,104
                                                       2006      1.572          1.990            2,105
                                                       2005      1.314          1.572            2,107
                                                       2004      1.177          1.314               --
                                                       2003      1.000          1.177               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.065          1.120               --
                                                       2008      1.044          1.065               --
                                                       2007      1.013          1.044               --
                                                       2006      1.000          1.013               --
                                                       2005      1.002          1.000               --
                                                       2004      0.993          1.002               --
                                                       2003      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.820          0.819               --
                                                       2008      1.283          0.820               --
                                                       2007      1.245          1.283               --
                                                       2006      1.132          1.245               --
                                                       2005      1.093          1.132               --
                                                       2004      1.000          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.269          1.252               --
                                                       2007      1.293          1.269               --
                                                       2006      1.203          1.293               --
                                                       2005      1.192          1.203               --
                                                       2004      1.089          1.192               --
                                                       2003      1.000          1.089               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065               --
                                                       2005      1.040          1.051               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.212          1.228               --
                                                       2004      1.129          1.212               --
                                                       2003      1.000          1.129               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.140          2.059               --
                                                       2007      1.887          2.140            1,560
                                                       2006      1.545          1.887            1,562
                                                       2005      1.388          1.545            1,564
                                                       2004      1.207          1.388               --
                                                       2003      1.000          1.207               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.444          1.383               --
                                                       2007      1.393          1.444               --
                                                       2006      1.321          1.393               --
                                                       2005      1.211          1.321               --
                                                       2004      1.117          1.211               --
                                                       2003      1.000          1.117               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.269          1.246               --
                                                       2005      1.213          1.269               --
                                                       2004      1.107          1.213               --
                                                       2003      1.000          1.107               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.142          1.258               --
                                                       2005      1.036          1.142               --
                                                       2004      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.521          1.496               --
                                                       2007      1.382          1.521            2,295
                                                       2006      1.231          1.382            2,296
                                                       2005      1.241          1.231            2,298
                                                       2004      1.160          1.241               --
                                                       2003      1.000          1.160               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.245          1.275               --
                                                       2005      1.283          1.245            2,233
                                                       2004      1.119          1.283               --
                                                       2003      1.000          1.119               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.496          1.405               --
                                                       2007      1.420          1.496               --
                                                       2006      1.316          1.420               --
                                                       2005      1.175          1.316               --
                                                       2004      1.162          1.175               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.832          0.834               --
                                                       2008      1.224          0.832               --
                                                       2007      1.194          1.224               --
                                                       2006      1.102          1.194               --
                                                       2005      1.074          1.102               --
                                                       2004      1.000          1.074               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.008          1.009               --
                                                       2007      0.986          1.008               --
                                                       2006      0.969          0.986               --
                                                       2005      0.969          0.969               --
                                                       2004      0.988          0.969               --
                                                       2003      1.000          0.988               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.093          1.110               --
                                                       2005      1.173          1.093               --
                                                       2004      1.191          1.173               --
                                                       2003      1.000          1.191               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.343          1.168               --
                                                       2007      1.300          1.343               --
                                                       2006      1.271          1.300               --
                                                       2005      1.219          1.271               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.125          1.123               --
                                                       2007      1.097          1.125               --
                                                       2006      1.033          1.097               --
                                                       2005      1.038          1.033               --
                                                       2004      0.982          1.038               --
                                                       2003      1.000          0.982               --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.690          1.077               --
                                                       2008      1.320          0.690               --
                                                       2007      1.188          1.320               --
                                                       2006      1.211          1.188               --
                                                       2005      1.201          1.211               --
                                                       2004      1.213          1.201               --
                                                       2003      1.000          1.213               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.798          1.669               --
                                                       2007      1.472          1.798            3,242
                                                       2006      1.419          1.472            3,246
                                                       2005      1.307          1.419            3,250
                                                       2004      1.210          1.307               --
                                                       2003      1.000          1.210               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.932          1.335               --
                                                       2008      1.255          0.932               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.888          1.185               --
                                                       2008      1.413          0.888               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.673          0.778          360,064
                                                       2008      1.019          0.673          385,332

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.471          2.429            1,732
                                                       2008      3.376          1.471            1,734
                                                       2007      2.694          3.376            1,735

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.148          1.475            5,181
                                                       2008      1.981          1.148            5,188

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.969          1.256               --
                                                       2008      1.126          0.969               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.867          1.231               --
                                                       2008      1.408          0.867               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.903          1.297            3,233
                                                       2008      1.663          0.903            3,238

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.939          1.001            4,293
                                                       2008      0.997          0.939            4,300

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.922          1.054               --
                                                       2008      1.183          0.922               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.956          1.036            4,082
                                                       2008      1.415          0.956            4,087

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.803          1.765            1,812
                                                       2008      1.806          1.803            1,814

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.897          1.153            3,391
                                                       2008      1.464          0.897            3,396

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.951          1.128               --
                                                       2008      1.473          0.951               --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.708          0.871               --
                                                       2008      1.096          0.708               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.821          0.948               --
                                                       2008      1.083          0.821               --
                                                       2007      1.066          1.083               --
                                                       2006      1.000          1.066               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.036          1.221            2,290
                                                       2008      1.494          1.036            2,293

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.629          0.859           94,804
                                                       2008      1.023          0.629          139,877

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.785          1.097               --
                                                       2008      1.293          0.785               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.765          1.036               --
                                                       2008      1.171          0.765               --

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.402          1.572             --
                                                       2008      2.124          1.402             --
                                                       2007      1.804          2.124             --
                                                       2006      1.473          1.804             --
                                                       2005      1.292          1.473             --
                                                       2004      1.072          1.292             --
                                                       2003      1.000          1.072             --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.110          1.113             --
                                                       2005      1.052          1.110             --
                                                       2004      1.034          1.052             --
                                                       2003      1.000          1.034             --

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      0.963          1.416             --
                                                       2008      1.804          0.963             --
                                                       2007      1.388          1.804             --
                                                       2006      1.196          1.388             --
                                                       2005      1.073          1.196             --
                                                       2004      1.019          1.073             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.724          0.923             --
                                                       2008      1.394          0.724             --
                                                       2007      1.487          1.394             --
                                                       2006      1.346          1.487             --
                                                       2005      1.188          1.346             --
                                                       2004      1.032          1.188             --
                                                       2003      1.000          1.032             --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      0.929          0.931             --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.052          2.144             --
                                                       2006      1.587          2.052             --
                                                       2005      1.271          1.587             --
                                                       2004      1.043          1.271             --
                                                       2003      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.267          1.240             --
                                                       2007      1.281          1.267             --
                                                       2006      1.219          1.281             --
                                                       2005      1.147          1.219             --
                                                       2004      1.029          1.147             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.775          1.009             --
                                                       2008      1.214          0.775             --
                                                       2007      1.157          1.214             --
                                                       2006      1.088          1.157             --
                                                       2005      1.079          1.088             --
                                                       2004      1.044          1.079             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.155          1.096             --
                                                       2007      1.129          1.155             --
                                                       2006      1.004          1.129             --
                                                       2005      1.000          1.004             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.580          1.619             --
                                                       2007      1.936          1.580             --
                                                       2006      1.447          1.936             --
                                                       2005      1.332          1.447             --
                                                       2004      1.044          1.332             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.011          1.024             --
                                                       2006      0.993          1.011             --
                                                       2005      1.000          0.993             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.872          1.077             --
                                                       2008      1.339          0.872             --
                                                       2007      1.223          1.339             --
                                                       2006      1.159          1.223             --
                                                       2005      1.094          1.159             --
                                                       2004      1.043          1.094             --
                                                       2003      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      0.910          1.311             --
                                                       2008      1.872          0.910             --
                                                       2007      1.761          1.872             --
                                                       2006      1.481          1.761             --
                                                       2005      1.285          1.481             --
                                                       2004      1.070          1.285             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.270          1.190             --
                                                       2007      1.289          1.270             --
                                                       2006      1.166          1.289             --
                                                       2005      1.130          1.166             --
                                                       2004      1.055          1.130             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.039          1.234             --
                                                       2008      1.391          1.039             --
                                                       2007      1.263          1.391             --
                                                       2006      1.224          1.263             --
                                                       2005      1.161          1.224             --
                                                       2004      1.089          1.161             --
                                                       2003      1.000          1.089             --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.899          1.813             --
                                                       2007      1.703          1.899             --
                                                       2006      1.391          1.703             --
                                                       2005      1.232          1.391             --
                                                       2004      1.086          1.232             --
                                                       2003      1.000          1.086             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.093          1.139             --
                                                       2005      1.125          1.093             --
                                                       2004      1.034          1.125             --
                                                       2003      1.000          1.034             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.235          1.353             --
                                                       2005      1.118          1.235             --
                                                       2004      1.028          1.118             --
                                                       2003      1.000          1.028             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.185          1.150             --
                                                       2007      1.163          1.185             --
                                                       2006      1.086          1.163             --
                                                       2005      1.071          1.086             --
                                                       2004      1.032          1.071             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.445          1.350             --
                                                       2007      1.436          1.445             --
                                                       2006      1.278          1.436             --
                                                       2005      1.194          1.278             --
                                                       2004      1.058          1.194             --
                                                       2003      1.000          1.058             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.878          0.883             --
                                                       2008      1.167          0.878             --
                                                       2007      1.142          1.167             --
                                                       2006      1.076          1.142             --
                                                       2005      1.056          1.076             --
                                                       2004      1.000          1.056             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.053          1.012             --
                                                       2007      1.040          1.053             --
                                                       2006      1.026          1.040             --
                                                       2005      1.032          1.026             --
                                                       2004      1.016          1.032             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.398          1.351             --
                                                       2007      1.376          1.398             --
                                                       2006      1.233          1.376             --
                                                       2005      1.157          1.233             --
                                                       2004      1.064          1.157             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.367          1.300             --
                                                       2007      1.433          1.367             --
                                                       2006      1.242          1.433             --
                                                       2005      1.184          1.242             --
                                                       2004      1.068          1.184             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.390          1.690             --
                                                       2005      1.298          1.390             --
                                                       2004      1.059          1.298             --
                                                       2003      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.124          1.340             --
                                                       2005      1.053          1.124             --
                                                       2004      1.000          1.053             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      0.955          1.335             --
                                                       2008      1.878          0.955             --
                                                       2007      1.818          1.878             --
                                                       2006      1.437          1.818             --
                                                       2005      1.202          1.437             --
                                                       2004      1.078          1.202             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.079          1.134             --
                                                       2008      1.058          1.079             --
                                                       2007      1.028          1.058             --
                                                       2006      1.015          1.028             --
                                                       2005      1.017          1.015             --
                                                       2004      1.009          1.017             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.818          0.817             --
                                                       2008      1.281          0.818             --
                                                       2007      1.243          1.281             --
                                                       2006      1.131          1.243             --
                                                       2005      1.093          1.131             --
                                                       2004      1.000          1.093             --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.204          1.187             --
                                                       2007      1.227          1.204             --
                                                       2006      1.142          1.227             --
                                                       2005      1.132          1.142             --
                                                       2004      1.035          1.132             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.050          1.064             --
                                                       2005      1.039          1.050             --
                                                       2004      1.000          1.039             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.137          1.151             --
                                                       2004      1.059          1.137             --
                                                       2003      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.925          1.852             --
                                                       2007      1.698          1.925             --
                                                       2006      1.391          1.698             --
                                                       2005      1.251          1.391             --
                                                       2004      1.088          1.251             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.363          1.305             --
                                                       2007      1.315          1.363             --
                                                       2006      1.248          1.315             --
                                                       2005      1.145          1.248             --
                                                       2004      1.056          1.145             --
                                                       2003      1.000          1.056             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.173             --
                                                       2005      1.143          1.195             --
                                                       2004      1.044          1.143             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.141          1.257             --
                                                       2005      1.036          1.141             --
                                                       2004      1.000          1.036             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.397          1.373             --
                                                       2007      1.270          1.397             --
                                                       2006      1.132          1.270             --
                                                       2005      1.142          1.132             --
                                                       2004      1.067          1.142             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.188          1.216             --
                                                       2005      1.224          1.188             --
                                                       2004      1.069          1.224             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.308          1.228             --
                                                       2007      1.243          1.308             --
                                                       2006      1.152          1.243             --
                                                       2005      1.029          1.152             --
                                                       2004      1.018          1.029             --
                                                       2003      1.000          1.018             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.831          0.832             --
                                                       2008      1.222          0.831             --
                                                       2007      1.192          1.222             --
                                                       2006      1.101          1.192             --
                                                       2005      1.074          1.101             --
                                                       2004      1.000          1.074             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.015          1.017             --
                                                       2007      0.994          1.015             --
                                                       2006      0.977          0.994             --
                                                       2005      0.978          0.977             --
                                                       2004      0.997          0.978             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.938          0.951             --
                                                       2005      1.006          0.938             --
                                                       2004      1.022          1.006             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.195          1.039             --
                                                       2007      1.157          1.195             --
                                                       2006      1.132          1.157             --
                                                       2005      1.087          1.132             --
                                                       2004      1.007          1.087             --
                                                       2003      1.000          1.007             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.179          1.177             --
                                                       2007      1.150          1.179             --
                                                       2006      1.084          1.150             --
                                                       2005      1.090          1.084             --
                                                       2004      1.032          1.090             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.579          0.903             --
                                                       2008      1.108          0.579             --
                                                       2007      0.997          1.108             --
                                                       2006      1.018          0.997             --
                                                       2005      1.010          1.018             --
                                                       2004      1.020          1.010             --
                                                       2003      1.000          1.020             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.505          1.398             --
                                                       2007      1.233          1.505             --
                                                       2006      1.190          1.233             --
                                                       2005      1.096          1.190             --
                                                       2004      1.015          1.096             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.884          1.265             --
                                                       2008      1.190          0.884             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.884          1.180             --
                                                       2008      1.408          0.884             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.673          0.777             --
                                                       2008      1.018          0.673             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.162          1.918             --
                                                       2008      2.669          1.162             --
                                                       2007      2.131          2.669             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.053          1.352             --
                                                       2008      1.817          1.053             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      1.015          1.315             --
                                                       2008      1.179          1.015             --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.758          1.076             --
                                                       2008      1.231          0.758             --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.756          1.085             --
                                                       2008      1.392          0.756             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.937          0.998             --
                                                       2008      0.996          0.937             --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.895          1.022             --
                                                       2008      1.148          0.895             --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.878          0.951             --
                                                       2008      1.300          0.878             --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.617          1.582             --
                                                       2008      1.620          1.617             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.824          1.059             --
                                                       2008      1.345          0.824             --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.871          1.033             --
                                                       2008      1.349          0.871             --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.707          0.869             --
                                                       2008      1.095          0.707             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.820          0.946             --
                                                       2008      1.082          0.820             --
                                                       2007      1.065          1.082             --
                                                       2006      1.000          1.065             --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      0.951          1.120             --
                                                       2008      1.372          0.951             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.629          0.857             --
                                                       2008      1.022          0.629             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.781          1.091             --
                                                       2008      1.287          0.781             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.681          0.921             --
                                                       2008      1.042          0.681             --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.387          1.554               --
                                                       2008      2.102          1.387               --
                                                       2007      1.787          2.102               --
                                                       2006      1.460          1.787               --
                                                       2005      1.281          1.460               --
                                                       2004      1.063          1.281            2,000
                                                       2003      1.000          1.063            2,000

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139               --
                                                       2005      1.077          1.136               --
                                                       2004      1.059          1.077               --
                                                       2003      1.000          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.054          1.548               --
                                                       2008      1.974          1.054               --
                                                       2007      1.520          1.974               --
                                                       2006      1.310          1.520               --
                                                       2005      1.176          1.310               --
                                                       2004      1.118          1.176               --
                                                       2003      1.000          1.118            3,000

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.864          1.101               --
                                                       2008      1.664          0.864               --
                                                       2007      1.777          1.664               --
                                                       2006      1.609          1.777               --
                                                       2005      1.420          1.609               --
                                                       2004      1.234          1.420            1,000
                                                       2003      1.000          1.234            1,000

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.109          1.111               --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.585          2.700               --
                                                       2006      2.000          2.585               --
                                                       2005      1.603          2.000               --
                                                       2004      1.315          1.603            1,000
                                                       2003      1.000          1.315            1,000

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.436          1.405               --
                                                       2007      1.452          1.436            8,918
                                                       2006      1.383          1.452            8,618
                                                       2005      1.301          1.383            8,104
                                                       2004      1.168          1.301            8,281
                                                       2003      1.000          1.168            4,807

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.831          1.081               --
                                                       2008      1.302          0.831               --
                                                       2007      1.242          1.302               --
                                                       2006      1.169          1.242               --
                                                       2005      1.159          1.169               --
                                                       2004      1.122          1.159            3,000
                                                       2003      1.000          1.122            3,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.154          1.094               --
                                                       2007      1.129          1.154            3,687
                                                       2006      1.004          1.129            3,690
                                                       2005      1.000          1.004            3,693

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.753          1.796               --
                                                       2007      2.149          1.753            2,982
                                                       2006      1.606          2.149            2,432
                                                       2005      1.479          1.606            2,826
                                                       2004      1.160          1.479            1,925
                                                       2003      1.000          1.160            2,000

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.010          1.022               --
                                                       2006      0.993          1.010               --
                                                       2005      1.000          0.993               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.928          1.145               --
                                                       2008      1.425          0.928               --
                                                       2007      1.302          1.425               --
                                                       2006      1.234          1.302            3,741
                                                       2005      1.166          1.234               --
                                                       2004      1.112          1.166            2,000
                                                       2003      1.000          1.112            2,000

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.060          1.527            5,567
                                                       2008      2.182          1.060            6,291
                                                       2007      2.054          2.182            5,079
                                                       2006      1.728          2.054            5,273
                                                       2005      1.500          1.728            5,578
                                                       2004      1.249          1.500            4,790
                                                       2003      1.000          1.249            1,000

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.351          1.265               --
                                                       2007      1.371          1.351               --
                                                       2006      1.241          1.371               --
                                                       2005      1.204          1.241               --
                                                       2004      1.124          1.204               --
                                                       2003      1.000          1.124            1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.064          1.265            6,322
                                                       2008      1.427          1.064            6,157
                                                       2007      1.296          1.427            6,801
                                                       2006      1.256          1.296           10,393
                                                       2005      1.192          1.256            9,995
                                                       2004      1.119          1.192            8,711
                                                       2003      1.000          1.119            7,307

  DWSI International Subaccount (Class B) (6/03).....  2008      2.060          1.966               --
                                                       2007      1.849          2.060            3,675
                                                       2006      1.511          1.849            4,140
                                                       2005      1.339          1.511            4,413
                                                       2004      1.181          1.339            3,971
                                                       2003      1.000          1.181            1,000

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.189          1.238               --
                                                       2005      1.225          1.189            3,887
                                                       2004      1.126          1.225            4,301
                                                       2003      1.000          1.126            2,000

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.407          1.540               --
                                                       2005      1.274          1.407               --
                                                       2004      1.172          1.274            1,000
                                                       2003      1.000          1.172            1,000

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.216          1.179               --
                                                       2007      1.194          1.216            4,669
                                                       2006      1.114          1.194            4,672
                                                       2005      1.099          1.114            4,676
                                                       2004      1.060          1.099            6,680
                                                       2003      1.000          1.060            6,681

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.570          1.466               --
                                                       2007      1.561          1.570           14,864
                                                       2006      1.389          1.561           14,664
                                                       2005      1.298          1.389           14,317
                                                       2004      1.152          1.298           12,871
                                                       2003      1.000          1.152            6,410

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.876          0.881               --
                                                       2008      1.165          0.876           18,206
                                                       2007      1.141          1.165           18,543
                                                       2006      1.075          1.141           18,198
                                                       2005      1.056          1.075           17,979
                                                       2004      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.019          0.980               --
                                                       2007      1.007          1.019            6,569
                                                       2006      0.994          1.007            6,574
                                                       2005      1.000          0.994            6,579
                                                       2004      0.985          1.000            6,585
                                                       2003      1.000          0.985            8,586

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.514          1.463               --
                                                       2007      1.491          1.514               --
                                                       2006      1.336          1.491            3,332
                                                       2005      1.254          1.336            3,336
                                                       2004      1.154          1.254            3,347
                                                       2003      1.000          1.154            4,351

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.481          1.408               --
                                                       2007      1.553          1.481           11,083
                                                       2006      1.347          1.553           10,427
                                                       2005      1.284          1.347            6,944
                                                       2004      1.159          1.284            4,423
                                                       2003      1.000          1.159            1,000

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.627          1.977            5,349
                                                       2005      1.519          1.627            5,589
                                                       2004      1.241          1.519            3,686
                                                       2003      1.000          1.241            2,000

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.123          1.339               --
                                                       2005      1.053          1.123               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.040          1.453            5,790
                                                       2008      2.046          1.040            6,603
                                                       2007      1.982          2.046            5,250
                                                       2006      1.568          1.982            5,465
                                                       2005      1.312          1.568            6,041
                                                       2004      1.177          1.312            5,291
                                                       2003      1.000          1.177            1,000

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.059          1.112            6,493
                                                       2008      1.039          1.059            6,499
                                                       2007      1.010          1.039            6,504
                                                       2006      0.998          1.010            6,509
                                                       2005      1.000          0.998            6,515
                                                       2004      0.992          1.000            8,520
                                                       2003      1.000          0.992            8,522

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.816          0.815               --
                                                       2008      1.278          0.816               --
                                                       2007      1.242          1.278               --
                                                       2006      1.130          1.242               --
                                                       2005      1.093          1.130               --
                                                       2004      1.000          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.264          1.246               --
                                                       2007      1.289          1.264               --
                                                       2006      1.200          1.289            4,398
                                                       2005      1.190          1.200            4,403
                                                       2004      1.088          1.190            4,418
                                                       2003      1.000          1.088            4,423

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063               --
                                                       2005      1.039          1.049               --
                                                       2004      1.000          1.039               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.211          1.225               --
                                                       2004      1.129          1.211            4,016
                                                       2003      1.000          1.129            4,017

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.130          2.049               --
                                                       2007      1.880          2.130               --
                                                       2006      1.541          1.880               --
                                                       2005      1.386          1.541               --
                                                       2004      1.206          1.386               --
                                                       2003      1.000          1.206            1,000

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.438          1.376               --
                                                       2007      1.388          1.438               --
                                                       2006      1.318          1.388               --
                                                       2005      1.209          1.318               --
                                                       2004      1.116          1.209            1,000
                                                       2003      1.000          1.116            1,000

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.266          1.242               --
                                                       2005      1.211          1.266               --
                                                       2004      1.107          1.211            1,000
                                                       2003      1.000          1.107            1,000

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.141          1.255               --
                                                       2005      1.061          1.141               --
                                                       2005      1.036          1.061               --
                                                       2004      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.514          1.488               --
                                                       2007      1.377          1.514            7,399
                                                       2006      1.228          1.377            7,795
                                                       2005      1.239          1.228            7,407
                                                       2004      1.159          1.239            4,513
                                                       2003      1.000          1.159            2,000

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.242          1.271               --
                                                       2005      1.281          1.242               --
                                                       2004      1.119          1.281            1,000
                                                       2003      1.000          1.119            1,000

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.489          1.398               --
                                                       2007      1.415          1.489               --
                                                       2006      1.312          1.415            2,127
                                                       2005      1.173          1.312            2,129
                                                       2004      1.161          1.173            3,137
                                                       2003      1.000          1.161            3,171

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.829          0.830               --
                                                       2008      1.220          0.829           53,016
                                                       2007      1.191          1.220           52,690
                                                       2006      1.101          1.191           53,019
                                                       2005      1.074          1.101           53,232
                                                       2004      1.000          1.074               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.003          1.005               --
                                                       2007      0.983          1.003               --
                                                       2006      0.967          0.983               --
                                                       2005      0.968          0.967               --
                                                       2004      0.987          0.968            1,000
                                                       2003      1.000          0.987            1,000

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.090          1.106               --
                                                       2005      1.171          1.090            4,431
                                                       2004      1.190          1.171            5,446
                                                       2003      1.000          1.190            5,452

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.337          1.163               --
                                                       2007      1.295          1.337               --
                                                       2006      1.267          1.295               --
                                                       2005      1.217          1.267               --
                                                       2004      1.129          1.217               --
                                                       2003      1.000          1.129            1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.120          1.118               --
                                                       2007      1.093          1.120               --
                                                       2006      1.031          1.093               --
                                                       2005      1.037          1.031               --
                                                       2004      0.982          1.037               --
                                                       2003      1.000          0.982            2,000

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.686          1.070            4,087
                                                       2008      1.314          0.686            4,686
                                                       2007      1.184          1.314            4,225
                                                       2006      1.208          1.184            4,421
                                                       2005      1.199          1.208            3,730
                                                       2004      1.212          1.199            3,336
                                                       2003      1.000          1.212            1,000

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.790          1.661               --
                                                       2007      1.467          1.790               --
                                                       2006      1.416          1.467            4,346
                                                       2005      1.305          1.416            4,351
                                                       2004      1.209          1.305            5,366
                                                       2003      1.000          1.209            5,372

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.927          1.326               --
                                                       2008      1.249          0.927               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.881          1.175            8,592
                                                       2008      1.404          0.881            8,969

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.672          0.776               --
                                                       2008      1.017          0.672               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.462          2.413               --
                                                       2008      3.361          1.462               --
                                                       2007      2.683          3.361               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.142          1.466            3,909
                                                       2008      1.971          1.142            4,272

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.964          1.248               --
                                                       2008      1.120          0.964               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.862          1.223               --
                                                       2008      1.401          0.862               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.898          1.289               --
                                                       2008      1.655          0.898               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.936          0.996            6,479
                                                       2008      0.995          0.936            6,485

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.917          1.047            4,660
                                                       2008      1.177          0.917            4,665

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.950          1.029           12,297
                                                       2008      1.408          0.950           10,777

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.793          1.753            2,377
                                                       2008      1.797          1.793            1,666

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.892          1.146               --
                                                       2008      1.457          0.892               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.946          1.120           15,640
                                                       2008      1.465          0.946           15,112

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.706          0.867            3,680
                                                       2008      1.093          0.706            3,684

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.819          0.945               --
                                                       2008      1.081          0.819               --
                                                       2007      1.065          1.081               --
                                                       2006      1.000          1.065               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.030          1.213            6,908
                                                       2008      1.487          1.030            6,515

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.628          0.856           97,807
                                                       2008      1.021          0.628          103,541

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.777          1.085               --
                                                       2008      1.281          0.777               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.761          1.029               --
                                                       2008      1.165          0.761               --

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2009      1.379          1.544               --
                                                       2008      2.092          1.379               --
                                                       2007      1.780          2.092               --
                                                       2006      1.456          1.780               --
                                                       2005      1.279          1.456               --
                                                       2004      1.063          1.279               --
                                                       2003      1.000          1.063               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.133          1.136               --
                                                       2005      1.075          1.133               --
                                                       2004      1.059          1.075               --
                                                       2003      1.000          1.059               --

  Alger Capital Appreciation Subaccount (Class S)
  (6/03).............................................  2009      1.048          1.538               --
                                                       2008      1.965          1.048               --
                                                       2007      1.514          1.965               --
                                                       2006      1.306          1.514               --
                                                       2005      1.174          1.306               --
                                                       2004      1.117          1.174               --
                                                       2003      1.000          1.117               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.859          1.094               --
                                                       2008      1.657          0.859               --
                                                       2007      1.770          1.657               --
                                                       2006      1.605          1.770               --
                                                       2005      1.418          1.605               --
                                                       2004      1.234          1.418               --
                                                       2003      1.000          1.234               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09) *...............................  2009      1.101          1.104               --

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.576          2.690               --
                                                       2006      1.995          2.576               --
                                                       2005      1.600          1.995               --
                                                       2004      1.315          1.600               --
                                                       2003      1.000          1.315               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.429          1.398               --
                                                       2007      1.447          1.429               --
                                                       2006      1.379          1.447               --
                                                       2005      1.299          1.379               --
                                                       2004      1.167          1.299               --
                                                       2003      1.000          1.167               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2009      0.826          1.074               --
                                                       2008      1.296          0.826               --
                                                       2007      1.238          1.296               --
                                                       2006      1.166          1.238               --
                                                       2005      1.158          1.166               --
                                                       2004      1.121          1.158               --
                                                       2003      1.000          1.121               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.151          1.092               --
                                                       2007      1.127          1.151               --
                                                       2006      1.004          1.127               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.745          1.787               --
                                                       2007      2.141          1.745               --
                                                       2006      1.602          2.141               --
                                                       2005      1.477          1.602               --
                                                       2004      1.160          1.477               --
                                                       2003      1.000          1.160               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.009          1.020               --
                                                       2006      0.992          1.009               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2009      0.923          1.137               --
                                                       2008      1.418          0.923               --
                                                       2007      1.298          1.418               --
                                                       2006      1.231          1.298               --
                                                       2005      1.164          1.231               --
                                                       2004      1.111          1.164               --
                                                       2003      1.000          1.111               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2009      1.054          1.517               --
                                                       2008      2.172          1.054               --
                                                       2007      2.047          2.172               --
                                                       2006      1.723          2.047               --
                                                       2005      1.498          1.723               --
                                                       2004      1.249          1.498               --
                                                       2003      1.000          1.249               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.345          1.259               --
                                                       2007      1.367          1.345               --
                                                       2006      1.238          1.367               --
                                                       2005      1.202          1.238               --
                                                       2004      1.123          1.202               --
                                                       2003      1.000          1.123               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2009      1.059          1.256               --
                                                       2008      1.420          1.059               --
                                                       2007      1.292          1.420               --
                                                       2006      1.253          1.292               --
                                                       2005      1.190          1.253               --
                                                       2004      1.119          1.190               --
                                                       2003      1.000          1.119               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.051          1.957               --
                                                       2007      1.843          2.051               --
                                                       2006      1.507          1.843               --
                                                       2005      1.337          1.507               --
                                                       2004      1.180          1.337               --
                                                       2003      1.000          1.180               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.186          1.234               --
                                                       2005      1.223          1.186               --
                                                       2004      1.125          1.223               --
                                                       2003      1.000          1.125               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.403          1.535               --
                                                       2005      1.272          1.403               --
                                                       2004      1.171          1.272               --
                                                       2003      1.000          1.171               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.210          1.173               --
                                                       2007      1.189          1.210               --
                                                       2006      1.111          1.189               --
                                                       2005      1.098          1.111               --
                                                       2004      1.059          1.098               --
                                                       2003      1.000          1.059               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.563          1.459               --
                                                       2007      1.555          1.563               --
                                                       2006      1.386          1.555               --
                                                       2005      1.296          1.386               --
                                                       2004      1.151          1.296               --
                                                       2003      1.000          1.151               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.872          0.877               --
                                                       2008      1.161          0.872               --
                                                       2007      1.138          1.161               --
                                                       2006      1.074          1.138               --
                                                       2005      1.056          1.074               --
                                                       2004      1.000          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.014          0.975               --
                                                       2007      1.003          1.014               --
                                                       2006      0.991          1.003               --
                                                       2005      0.999          0.991               --
                                                       2004      0.985          0.999               --
                                                       2003      1.000          0.985               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.507          1.456               --
                                                       2007      1.485          1.507               --
                                                       2006      1.333          1.485               --
                                                       2005      1.252          1.333               --
                                                       2004      1.154          1.252               --
                                                       2003      1.000          1.154               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.475          1.401               --
                                                       2007      1.548          1.475               --
                                                       2006      1.344          1.548               --
                                                       2005      1.282          1.344               --
                                                       2004      1.158          1.282               --
                                                       2003      1.000          1.158               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.622          1.970               --
                                                       2005      1.517          1.622               --
                                                       2004      1.240          1.517               --
                                                       2003      1.000          1.240               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.122          1.336               --
                                                       2005      1.053          1.122               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2009      1.034          1.444               --
                                                       2008      2.037          1.034               --
                                                       2007      1.975          2.037               --
                                                       2006      1.564          1.975               --
                                                       2005      1.310          1.564               --
                                                       2004      1.176          1.310               --
                                                       2003      1.000          1.176               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2009      1.053          1.105               --
                                                       2008      1.034          1.053               --
                                                       2007      1.006          1.034               --
                                                       2006      0.995          1.006               --
                                                       2005      0.999          0.995               --
                                                       2004      0.992          0.999               --
                                                       2003      1.000          0.992               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.812          0.812               --
                                                       2008      1.274          0.812               --
                                                       2007      1.239          1.274               --
                                                       2006      1.128          1.239               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.258          1.240               --
                                                       2007      1.284          1.258               --
                                                       2006      1.197          1.284               --
                                                       2005      1.188          1.197               --
                                                       2004      1.088          1.188               --
                                                       2003      1.000          1.088               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.048          1.060               --
                                                       2005      1.039          1.048               --
                                                       2004      1.000          1.039               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.209          1.223               --
                                                       2004      1.128          1.209               --
                                                       2003      1.000          1.128               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.120          2.039               --
                                                       2007      1.873          2.120               --
                                                       2006      1.537          1.873               --
                                                       2005      1.384          1.537               --
                                                       2004      1.205          1.384               --
                                                       2003      1.000          1.205               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.431          1.369               --
                                                       2007      1.383          1.431               --
                                                       2006      1.314          1.383               --
                                                       2005      1.207          1.314               --
                                                       2004      1.115          1.207               --
                                                       2003      1.000          1.115               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.262          1.238               --
                                                       2005      1.209          1.262               --
                                                       2004      1.106          1.209               --
                                                       2003      1.000          1.106               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.140          1.253               --
                                                       2005      1.036          1.140               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.507          1.481               --
                                                       2007      1.372          1.507               --
                                                       2006      1.225          1.372               --
                                                       2005      1.237          1.225               --
                                                       2004      1.158          1.237               --
                                                       2003      1.000          1.158               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.239          1.267               --
                                                       2005      1.279          1.239               --
                                                       2004      1.118          1.279               --
                                                       2003      1.000          1.118               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.482          1.391               --
                                                       2007      1.410          1.482               --
                                                       2006      1.309          1.410               --
                                                       2005      1.172          1.309               --
                                                       2004      1.161          1.172               --
                                                       2003      1.000          1.161               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.825          0.826               --
                                                       2008      1.216          0.825               --
                                                       2007      1.188          1.216               --
                                                       2006      1.099          1.188               --
                                                       2005      1.074          1.099               --
                                                       2004      1.000          1.074               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      0.998          1.000               --
                                                       2007      0.979          0.998               --
                                                       2006      0.964          0.979               --
                                                       2005      0.966          0.964               --
                                                       2004      0.987          0.966               --
                                                       2003      1.000          0.987               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.088          1.102               --
                                                       2005      1.169          1.088               --
                                                       2004      1.189          1.169               --
                                                       2003      1.000          1.189               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.330          1.157               --
                                                       2007      1.291          1.330               --
                                                       2006      1.264          1.291               --
                                                       2005      1.215          1.264               --
                                                       2004      1.128          1.215               --
                                                       2003      1.000          1.128               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.115          1.112               --
                                                       2007      1.090          1.115               --
                                                       2006      1.028          1.090               --
                                                       2005      1.035          1.028               --
                                                       2004      0.981          1.035               --
                                                       2003      1.000          0.981               --

  DWSII Technology Subaccount (Class B) (6/03).......  2009      0.682          1.063               --
                                                       2008      1.308          0.682               --
                                                       2007      1.179          1.308               --
                                                       2006      1.205          1.179               --
                                                       2005      1.198          1.205               --
                                                       2004      1.211          1.198               --
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.781          1.653               --
                                                       2007      1.461          1.781               --
                                                       2006      1.412          1.461               --
                                                       2005      1.303          1.412               --
                                                       2004      1.208          1.303               --
                                                       2003      1.000          1.208               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2009      0.922          1.317               --
                                                       2008      1.243          0.922               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.875          1.166               --
                                                       2008      1.394          0.875               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2009      0.670          0.773          108,117
                                                       2008      1.015          0.670          108,117

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.454          2.397               --
                                                       2008      3.346          1.454               --
                                                       2007      2.673          3.346               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2009      1.136          1.456               --
                                                       2008      1.961          1.136               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2009      0.958          1.240               --
                                                       2008      1.115          0.958               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2009      0.857          1.215               --
                                                       2008      1.394          0.857               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.893          1.280               --
                                                       2008      1.646          0.893               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2009      0.932          0.992               --
                                                       2008      0.992          0.932               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2009      0.912          1.040               --
                                                       2008      1.171          0.912               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2009      0.945          1.023               --
                                                       2008      1.401          0.945               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2009      1.783          1.742               --
                                                       2008      1.788          1.783               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2009      0.887          1.138               --
                                                       2008      1.449          0.887               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2009      0.940          1.113               --
                                                       2008      1.458          0.940               --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2009      0.704          0.863               --
                                                       2008      1.090          0.704               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2009      0.817          0.941               --
                                                       2008      1.079          0.817               --
                                                       2007      1.064          1.079               --
                                                       2006      1.000          1.064               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2009      1.025          1.205               --
                                                       2008      1.480          1.025               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2009      0.626          0.853               --
                                                       2008      1.019          0.626               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.770          1.073               --
                                                       2008      1.269          0.770               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.757          1.022               --
                                                       2008      1.159          0.757               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 7 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                                                       ALLIANCEBERNSTEIN
                                                         ALGER CAPITAL   GLOBAL THEMATIC
                                      AIM V.I. UTILITIES  APPRECIATION            GROWTH AMERICAN FUNDS BOND
                                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                      ------------------ ------------- ----------------- -------------------
ASSETS:
  Investments at fair value                  $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
  Due from MetLife Insurance
     Company of Connecticut                           --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Assets                            2,716,233     4,100,549         1,520,169           8,185,030
                                      ------------------ ------------- ----------------- -------------------
LIABILITIES:
  Other payables                                      --            --                --                  --
  Due to MetLife Insurance
     Company of Connecticut                           --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Liabilities                              --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
NET ASSETS                                   $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
                                      ================== ============= ================= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
  Net assets from contracts in payout                 --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Net Assets                      $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
                                      ================== ============= ================= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                     AMERICAN FUNDS
                                      AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS
                                       GLOBAL GROWTH CAPITALIZATION         GROWTH  GROWTH-INCOME
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      -------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value            $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
  Due from MetLife Insurance
     Company of Connecticut                       --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Assets                      212,149,219      5,011,389    421,186,273    376,941,251
                                      -------------- -------------- -------------- --------------
LIABILITIES:
  Other payables                                  --             --             --             --
  Due to MetLife Insurance
     Company of Connecticut                       --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Liabilities                          --             --             --             --
                                      -------------- -------------- -------------- --------------
NET ASSETS                             $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
                                      ============== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 212,117,741    $ 5,011,389  $ 421,139,926  $ 376,910,205
  Net assets from contracts in payout         31,478             --         46,347         31,046
                                      -------------- -------------- -------------- --------------
       Total Net Assets                $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
                                      ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

 CREDIT SUISSE TRUST
INTERNATIONAL EQUITY DELAWARE VIP SMALL   DREYFUS SOCIALLY DWSI CAPITAL   DWSI GLOBAL
            FLEX III          CAP VALUE RESPONSIBLE GROWTH       GROWTH OPPORTUNITIES DWSI HEALTH CARE
          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
           1,116,134         21,004,334            639,903   10,469,508     4,150,504        3,035,975
-------------------- ------------------ ------------------ ------------ ------------- ----------------
                  --                 --                 --           --            --               --
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
==================== ================== ================== ============ ============= ================
         $ 1,116,134       $ 21,000,419          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
                  --              3,915                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
==================== ================== ================== ============ ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      DWSII GOVERNMENT & DWSII DREMAN SMALL DWSII GLOBAL
                                       AGENCY SECURITIES      MID CAP VALUE     THEMATIC DWSII TECHNOLOGY
                                              SUBACCOUNT         SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                      ------------------ ------------------ ------------ ----------------
ASSETS:
  Investments at fair value                  $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
  Due from MetLife Insurance
     Company of Connecticut                           --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Assets                            6,311,542         10,898,028    5,030,435        2,585,299
                                      ------------------ ------------------ ------------ ----------------
LIABILITIES:
  Other payables                                      --                 --           --               --
  Due to MetLife Insurance
     Company of Connecticut                           --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Liabilities                              --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
NET ASSETS                                   $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
                                      ================== ================== ============ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
  Net assets from contracts in payout                 --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Net Assets                      $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
                                      ================== ================== ============ ================

The accompanying notes are an integral part of these financial statements.

                 FIDELITY VIP
 FIDELITY VIP DYNAMIC CAPITAL  FIDELITY VIP FIDELITY VIP HIGH                        FTVIPT FRANKLIN
   CONTRAFUND    APPRECIATION EQUITY-INCOME            INCOME FIDELITY VIP MID CAP INCOME SECURITIES
   SUBACCOUNT      SUBACCOUNT    SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
  257,127,712       2,578,968   240,102,941        31,480,724          298,753,019        41,814,022
------------- --------------- ------------- ----------------- -------------------- -----------------
           --              --            --                --                   --                --
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
============= =============== ============= ================= ==================== =================
$ 257,053,405     $ 2,578,968 $ 239,691,431      $ 31,436,585        $ 298,610,102      $ 41,603,143
       74,307              --       411,510            44,139              142,917           210,879
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
============= =============== ============= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       FTVIPT FRANKLIN   FTVIPT FRANKLIN                     FTVIPT TEMPLETON
                                      RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL DEVELOPING MARKETS
                                            SECURITIES GROWTH SECURITIES SHARES SECURITIES         SECURITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      ---------------- ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
  Due from MetLife Insurance
     Company of Connecticut                         --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Assets                         21,564,888        44,113,405        50,121,663         31,239,521
                                      ---------------- ----------------- ----------------- ------------------
LIABILITIES:
  Other payables                                    --                --                --                 --
  Due to MetLife Insurance
     Company of Connecticut                         --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Liabilities                            --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
NET ASSETS                                $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
                                      ================ ================= ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,233,812
  Net assets from contracts in payout               --                --                --              5,709
                                      ---------------- ----------------- ----------------- ------------------
       Total Net Assets                   $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
                                      ================ ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

  FTVIPT TEMPLETON  FTVIPT TEMPLETON  JANUS ASPEN JANUS ASPEN GLOBAL JANUS ASPEN GLOBAL
FOREIGN SECURITIES GROWTH SECURITIES   ENTERPRISE      LIFE SCIENCES         TECHNOLOGY JANUS ASPEN OVERSEAS
        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,828
                --                --           --                 --                 --                   15
------------------ ----------------- ------------ ------------------ ------------------ --------------------
       144,240,071        30,735,098   17,035,938          4,409,682          7,376,909           79,311,843
------------------ ----------------- ------------ ------------------ ------------------ --------------------
                --                --           --                 --                 --                   --
                --                --           --                 --                 --                   --
------------------ ----------------- ------------ ------------------ ------------------ --------------------
                --                --           --                 --                 --                   --
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,843
================== ================= ============ ================== ================== ====================
     $ 144,217,200      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,216,196
            22,871                --           --                 --                 --               95,647
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,843
================== ================= ============ ================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                               LMPVET               LMPVET
                                                                         BATTERYMARCH CLEARBRIDGE VARIABLE
                                      JANUS ASPEN PERKINS JANUS ASPEN VARIABLE GLOBAL        EQUITY INCOME
                                            MID CAP VALUE   WORLDWIDE          EQUITY              BUILDER
                                               SUBACCOUNT  SUBACCOUNT      SUBACCOUNT           SUBACCOUNT
                                      ------------------- ----------- --------------- --------------------
ASSETS:
  Investments at fair value                   $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,499
  Due from MetLife Insurance
     Company of Connecticut                            --          --              --                   --
                                      ------------------- ----------- --------------- --------------------
       Total Assets                             2,453,292   1,081,304      39,277,028          137,170,499
                                      ------------------- ----------- --------------- --------------------
LIABILITIES:
  Other payables                                       --          --              --                   --
  Due to MetLife Insurance
     Company of Connecticut                            --          --              --                   18
                                      ------------------- ----------- --------------- --------------------
       Total Liabilities                               --          --              --                   18
                                      ------------------- ----------- --------------- --------------------
NET ASSETS                                    $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,481
                                      =================== =========== =============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,129,590
  Net assets from contracts in payout                  --          --              --               40,891
                                      ------------------- ----------- --------------- --------------------
       Total Net Assets                       $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,481
                                      =================== =========== =============== ====================

The accompanying notes are an integral part of these financial statements.

              LMPVET               LMPVET               LMPVET               LMPVET               LMPVET               LMPVET
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
   AGGRESSIVE GROWTH         APPRECIATION              CAPITAL    DIVIDEND STRATEGY    FUNDAMENTAL VALUE            INVESTORS
          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,866        $ 110,062,798         $ 39,911,756        $ 494,512,287        $ 172,680,085
                  --                   --                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
         486,236,715          463,631,866          110,062,798           39,911,756          494,512,287          172,680,085
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
                  --                   --                   --                   --                  223                   --
                  --                  261                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
                  --                  261                   --                   --                  223                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,605        $ 110,062,798         $ 39,911,756        $ 494,512,064        $ 172,680,085
==================== ==================== ==================== ==================== ==================== ====================
       $ 486,006,931        $ 463,615,230        $ 110,061,133         $ 39,911,756        $ 494,406,780        $ 172,632,438
             229,784               16,375                1,665                   --              105,284               47,647
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,605        $ 110,062,798         $ 39,911,756        $ 494,512,064        $ 172,680,085
==================== ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                                             LMPVET GLOBAL
                                                    LMPVET               LMPVET               LMPVET     CURRENTS VARIABLE
                                      CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE INTERNATIONAL ALL CAP
                                          LARGE CAP GROWTH         MID CAP CORE     SMALL CAP GROWTH           OPPORTUNITY
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                      -------------------- -------------------- -------------------- ---------------------
ASSETS:
  Investments at fair value                  $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
  Due from MetLife Insurance
     Company of Connecticut                             --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
       Total Assets                            137,942,475           62,841,873           68,494,048            72,976,986
                                      -------------------- -------------------- -------------------- ---------------------
LIABILITIES:
  Other payables                                        --                   --                   --                    --
  Due to MetLife Insurance
     Company of Connecticut                             --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
       Total Liabilities                                --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
NET ASSETS                                   $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
                                      ==================== ==================== ==================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 137,928,286         $ 62,830,807         $ 68,485,037          $ 72,928,215
  Net assets from contracts in payout               14,189               11,066                9,011                48,771
                                      -------------------- -------------------- -------------------- ---------------------
       Total Net Assets                      $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
                                      ==================== ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

                                                                      LMPVIT WESTERN        LMPVIT WESTERN
LMPVET INVESTMENT                                                     ASSET VARIABLE        ASSET VARIABLE
 COUNSEL VARIABLE LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE ADJUSTABLE RATE DIVERSIFIED STRATEGIC
 SOCIAL AWARENESS   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%          INCOME                INCOME
       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT            SUBACCOUNT
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
       55,656,183      104,008,687       57,089,042       34,156,185      17,529,423            34,599,462
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
               --               --               --               --              --                    --
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
================= ================ ================ ================ =============== =====================
     $ 55,656,183    $ 103,962,228     $ 57,089,042     $ 34,156,185    $ 17,494,841          $ 34,599,462
               --           46,459               --               --          34,582                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
================= ================ ================ ================ =============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                             LMPVIT WESTERN      LMPVIT WESTERN       LMPVIT WESTERN LMPVIT WESTERN
                                      ASSET VARIABLE GLOBAL ASSET VARIABLE HIGH ASSET VARIABLE MONEY ASSET VARIABLE
                                            HIGH YIELD BOND              INCOME               MARKET STRATEGIC BOND
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT     SUBACCOUNT
                                      --------------------- ------------------- -------------------- --------------
ASSETS:
  Investments at fair value                    $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
  Due from MetLife Insurance
     Company of Connecticut                              --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
       Total Assets                              14,895,212         151,238,219          235,550,647     34,243,010
                                      --------------------- ------------------- -------------------- --------------
LIABILITIES:
  Other payables                                         --                  --                   --             --
  Due to MetLife Insurance
     Company of Connecticut                              --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
       Total Liabilities                                 --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
NET ASSETS                                     $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
                                      ===================== =================== ==================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 14,895,212       $ 151,196,921        $ 235,544,915   $ 34,243,010
  Net assets from contracts in payout                    --              41,298                5,732             --
                                      --------------------- ------------------- -------------------- --------------
       Total Net Assets                        $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
                                      ===================== =================== ==================== ==============

The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN MIST AMERICAN  MIST AMERICAN
FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK MIST BLACKROCK
    ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD LARGE CAP CORE
    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
       966,059       733,008        628,194       261,765,961    105,877,776     56,574,643
-------------- ------------- -------------- ----------------- -------------- --------------
            --            --             --                --             --             --
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
============== ============= ============== ================= ============== ==============
     $ 966,059     $ 733,008      $ 628,194     $ 259,044,903  $ 105,825,470   $ 56,573,041
            --            --             --         2,721,058         52,306          1,602
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
============== ============= ============== ================= ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                              MIST HARRIS
                                      MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                              REAL ESTATE         CAP VALUE INTERNATIONAL MIST JANUS FORTY
                                               SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                      ------------------- ----------------- ------------- ----------------
ASSETS:
  Investments at fair value                  $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
  Due from MetLife Insurance
     Company of Connecticut                            --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
       Total Assets                            84,648,075        13,676,299    86,620,909      617,906,720
                                      ------------------- ----------------- ------------- ----------------
LIABILITIES:
  Other payables                                       --                --            --               --
  Due to MetLife Insurance
     Company of Connecticut                            --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
       Total Liabilities                               --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
NET ASSETS                                   $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
                                      =================== ================= ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 84,633,805      $ 13,648,966  $ 86,610,404    $ 617,327,364
  Net assets from contracts in payout              14,270            27,333        10,505          579,356
                                      ------------------- ----------------- ------------- ----------------
       Total Net Assets                      $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
                                      =================== ================= ============= ================

The accompanying notes are an integral part of these financial statements.

                 MIST LEGG MASON
 MIST LAZARD PARTNERS AGGRESSIVE MIST LEGG MASON MIST LOOMIS SAYLES MIST LORD ABBETT  MIST LORD ABBETT
     MID CAP              GROWTH    VALUE EQUITY     GLOBAL MARKETS   BOND DEBENTURE GROWTH AND INCOME
  SUBACCOUNT          SUBACCOUNT      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
  90,411,267             138,656       4,295,464        166,789,133       70,758,842       149,934,901
------------ ------------------- --------------- ------------------ ---------------- -----------------
          --                  --              --                 --               --                --
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
============ =================== =============== ================== ================ =================
$ 90,400,718           $ 138,656     $ 4,295,464      $ 166,527,219     $ 70,753,841     $ 149,928,242
      10,549                  --              --            261,914            5,001             6,659
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
============ =================== =============== ================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST LORD ABBETT     MIST MET/AIM MIST MET/FRANKLIN      MIST METLIFE
                                         MID CAP VALUE SMALL CAP GROWTH     MUTUAL SHARES BALANCED STRATEGY
                                            SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      ---------------- ---------------- ----------------- -----------------
ASSETS:
  Investments at fair value               $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
  Due from MetLife Insurance
     Company of Connecticut                         --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Assets                         56,795,766        8,271,522           530,058        24,265,282
                                      ---------------- ---------------- ----------------- -----------------
LIABILITIES:
  Other payables                                    --               --                --                --
  Due to MetLife Insurance
     Company of Connecticut                         --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Liabilities                            --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
NET ASSETS                                $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
                                      ================ ================ ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 56,775,028      $ 8,271,522         $ 530,058      $ 24,265,282
  Net assets from contracts in payout           20,738               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Net Assets                   $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
                                      ================ ================ ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                                                    MIST PIMCO
   MIST METLIFE      MIST METLIFE MIST MFS EMERGING MIST MFS RESEARCH     MIST OPPENHEIMER INFLATION PROTECTED
GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY     INTERNATIONAL CAPITAL APPRECIATION                BOND
     SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
     23,350,459        14,418,041       106,330,059        77,964,871          351,416,197         104,939,462
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
             --                --                --                --                   --                  --
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
=============== ================= ================= ================= ==================== ===================
   $ 23,350,459      $ 14,418,041     $ 106,317,486      $ 77,958,068        $ 351,183,151       $ 104,775,268
             --                --            12,573             6,803              233,046             164,194
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
=============== ================= ================= ================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST PIMCO TOTAL                       MIST PIONEER MIST SSGA GROWTH
                                                RETURN MIST PIONEER FUND STRATEGIC INCOME   AND INCOME ETF
                                            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                      ---------------- ----------------- ---------------- ----------------
ASSETS:
  Investments at fair value              $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
  Due from MetLife Insurance
     Company of Connecticut                         --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Assets                        437,011,528        48,615,076      249,602,835      122,341,279
                                      ---------------- ----------------- ---------------- ----------------
LIABILITIES:
  Other payables                                    --                --               --               --
  Due to MetLife Insurance
     Company of Connecticut                         --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Liabilities                            --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
NET ASSETS                               $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
                                      ================ ================= ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 436,801,371      $ 48,581,479    $ 249,516,409    $ 122,341,279
  Net assets from contracts in payout          210,157            33,597           86,426               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Net Assets                  $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
                                      ================ ================= ================ ================

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN MIST VAN KAMPEN
             ETF     MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK  MID CAP GROWTH
      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
     148,328,139          2,536,266       149,634,615       3,118,333     237,036,843      17,892,218
---------------- ------------------ ----------------- --------------- --------------- ---------------
              --                 --                --              --              --              --
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
================ ================== ================= =============== =============== ===============
   $ 148,328,139        $ 2,536,266     $ 149,508,978     $ 3,118,333   $ 237,005,963    $ 17,892,218
              --                 --           125,637              --          30,880              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
================ ================== ================= =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                                MSF BARCLAYS
                                             MORGAN STANLEY  MORGAN STANLEY MORGAN STANLEY CAPITAL AGGREGATE
                                      CAPITAL OPPORTUNITIES DIVIDEND GROWTH  S&P 500 INDEX        BOND INDEX
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                      --------------------- --------------- -------------- -----------------
ASSETS:
  Investments at fair value                     $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
  Due from MetLife Insurance
     Company of Connecticut                              --              --             --                --
                                      --------------------- --------------- -------------- -----------------
       Total Assets                               1,228,624       2,276,427      7,067,118       124,909,151
                                      --------------------- --------------- -------------- -----------------
LIABILITIES:
  Other payables                                         --              --             --                --
  Due to MetLife Insurance
     Company of Connecticut                              --              --             --                --
                                      --------------------- --------------- -------------- -----------------
       Total Liabilities                                 --              --             --                --
                                      --------------------- --------------- -------------- -----------------
NET ASSETS                                      $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
                                      ===================== =============== ============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,594,500
  Net assets from contracts in payout                    --              --             --           314,651
                                      --------------------- --------------- -------------- -----------------
       Total Net Assets                         $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
                                      ===================== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

                                                                      MSF BLACKROCK
    MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK LEGACY LARGE CAP MSF BLACKROCK
AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE           GROWTH  MONEY MARKET
       SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,196
               --                 --            --              --               --            13
----------------- ------------------ ------------- --------------- ---------------- -------------
      118,461,145        310,155,879   281,893,639      19,257,470      269,927,201   335,600,209
----------------- ------------------ ------------- --------------- ---------------- -------------
               --                 --            --              --               --            --
               --                 --            --              --               --            --
----------------- ------------------ ------------- --------------- ---------------- -------------
               --                 --            --              --               --            --
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,209
================= ================== ============= =============== ================ =============
    $ 118,452,604      $ 309,950,479 $ 281,246,197    $ 19,257,470    $ 269,724,975 $ 335,439,296
            8,541            205,400       647,442              --          202,226       160,913
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,209
================= ================== ============= =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MSF DAVIS VENTURE  MSF FI VALUE                     MSF LOOMIS SAYLES
                                                  VALUE       LEADERS MSF JENNISON GROWTH    SMALL CAP CORE
                                             SUBACCOUNT    SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                      ----------------- ------------- ------------------- -----------------
ASSETS:
  Investments at fair value                $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
  Due from MetLife Insurance
     Company of Connecticut                          --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Assets                          49,036,833   103,755,815          61,763,702           325,388
                                      ----------------- ------------- ------------------- -----------------
LIABILITIES:
  Other payables                                     --            --                  --                --
  Due to MetLife Insurance
     Company of Connecticut                          --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Liabilities                             --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
NET ASSETS                                 $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
                                      ================= ============= =================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 49,021,283 $ 103,754,483        $ 61,763,702         $ 325,388
  Net assets from contracts in payout            15,550         1,332                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Net Assets                    $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
                                      ================= ============= =================== =================

The accompanying notes are an integral part of these financial statements.

MSF MET/DIMENSIONAL                        MSF METLIFE         MSF METLIFE
INTERNATIONAL SMALL           MSF METLIFE CONSERVATIVE     CONSERVATIVE TO MSF METLIFE MID         MSF METLIFE
            COMPANY AGGRESSIVE ALLOCATION   ALLOCATION MODERATE ALLOCATION CAP STOCK INDEX MODERATE ALLOCATION
         SUBACCOUNT            SUBACCOUNT   SUBACCOUNT          SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
             75,431            57,912,078   32,861,250          89,073,057       6,254,414         411,199,938
------------------- --------------------- ------------ ------------------- --------------- -------------------
                 --                    --           --                  --              --                  --
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
=================== ===================== ============ =================== =============== ===================
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,068,510     $ 6,254,414       $ 411,199,938
                 --                    --           --               4,547              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
=================== ===================== ============ =================== =============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                MSF METLIFE
                                                MODERATE TO MSF METLIFE STOCK MSF MFS TOTAL
                                      AGGRESSIVE ALLOCATION             INDEX        RETURN MSF MFS VALUE
                                                 SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                      --------------------- ----------------- ------------- -------------
ASSETS:
  Investments at fair value                   $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
  Due from MetLife Insurance
     Company of Connecticut                              --                --            --            --
                                      --------------------- ----------------- ------------- -------------
       Total Assets                             356,369,177       894,068,941   636,362,549    71,463,612
                                      --------------------- ----------------- ------------- -------------
LIABILITIES:
  Other payables                                         --                --            --            --
  Due to MetLife Insurance
     Company of Connecticut                              --                --            --            --
                                      --------------------- ----------------- ------------- -------------
       Total Liabilities                                 --                --            --            --
                                      --------------------- ----------------- ------------- -------------
NET ASSETS                                    $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
                                      ===================== ================= ============= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 356,369,177     $ 893,306,532 $ 635,918,831  $ 71,427,971
  Net assets from contracts in payout                    --           762,409       443,718        35,641
                                      --------------------- ----------------- ------------- -------------
       Total Net Assets                       $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
                                      ===================== ================= ============= =============

The accompanying notes are an integral part of these financial statements.

                    MSF NEUBERGER
MSF MORGAN STANLEY BERMAN MID CAP MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE
        EAFE INDEX          VALUE   GLOBAL EQUITY            INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH
        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
        81,732,457     17,694,207     374,398,305      102,896,929        49,610,845        87,765,568
------------------ -------------- --------------- ---------------- ----------------- -----------------
                --             --              --               --                --                --
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
================== ============== =============== ================ ================= =================
      $ 81,608,073   $ 17,694,207   $ 374,268,651    $ 102,800,281      $ 49,604,935      $ 87,757,907
           124,384             --         129,654           96,648             5,910             7,661
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
================== ============== =============== ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                         MSF WESTERN ASSET MSF WESTERN ASSET
                                      MANAGEMENT STRATEGIC   MANAGEMENT U.S.                  PIONEER VCT CULLEN
                                        BOND OPPORTUNITIES        GOVERNMENT PIONEER VCT BOND              VALUE
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                      -------------------- ----------------- ---------------- ------------------
ASSETS:
  Investments at fair value                    $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
  Due from MetLife Insurance
     Company of Connecticut                             --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Assets                              8,142,474       185,790,047       27,892,198         14,626,585
                                      -------------------- ----------------- ---------------- ------------------
LIABILITIES:
  Other payables                                        --                --               --                 --
  Due to MetLife Insurance
     Company of Connecticut                             --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Liabilities                                --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
NET ASSETS                                     $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
                                      ==================== ================= ================ ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 8,131,958     $ 185,711,001     $ 27,892,198       $ 14,626,585
  Net assets from contracts in payout               10,516            79,046               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Net Assets                        $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
                                      ==================== ================= ================ ==================

The accompanying notes are an integral part of these financial statements.

                                                                            PIONEER VCT       PIONEER VCT
     PIONEER VCT PIONEER VCT EQUITY                  PIONEER VCT HIGH          IBBOTSON IBBOTSON MODERATE
EMERGING MARKETS             INCOME PIONEER VCT FUND            YIELD GROWTH ALLOCATION        ALLOCATION
      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
      25,836,006         19,818,006       29,315,550       45,200,432       233,598,663       129,177,322
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
              --                 --               --               --                --                --
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
================ ================== ================ ================ ================= =================
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
================ ================== ================ ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        PIONEER VCT PIONEER VCT REAL                    UIF EQUITY AND
                                      MID CAP VALUE    ESTATE SHARES UIF CAPITAL GROWTH         INCOME
                                         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
                                      ------------- ---------------- ------------------ --------------
ASSETS:
  Investments at fair value            $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
  Due from MetLife Insurance
     Company of Connecticut                      --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Assets                      43,949,273       12,313,902          9,168,364    148,131,048
                                      ------------- ---------------- ------------------ --------------
LIABILITIES:
  Other payables                                 --               --                 --             --
  Due to MetLife Insurance
     Company of Connecticut                      --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Liabilities                         --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
NET ASSETS                             $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
                                      ============= ================ ================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
  Net assets from contracts in payout            --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Net Assets                $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
                                      ============= ================ ================== ==============

The accompanying notes are an integral part of these financial statements.

UIF SMALL COMPANY                                   VAN KAMPEN LIT VAN KAMPEN LIT    VAN KAMPEN LIT
           GROWTH UIF U.S. REAL ESTATE    UIF VALUE CAPITAL GROWTH     GOVERNMENT GROWTH AND INCOME
       SUBACCOUNT           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
        5,198,856           20,149,396   10,792,318     15,653,524     30,860,900       141,710,332
----------------- -------------------- ------------ -------------- -------------- -----------------
               --                   --           --             --             --                --
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
================= ==================== ============ ============== ============== =================
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
================= ==================== ============ ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                         WELLS FARGO VT
                                                    SMALL/MID CAP VALUE
                                                             SUBACCOUNT
                                                    -------------------
ASSETS:
  Investments at fair value                                 $ 4,195,513
  Due from MetLife Insurance Company of Connecticut                  --
                                                    -------------------
       Total Assets                                           4,195,513
                                                    -------------------
LIABILITIES:
  Other payables                                                     --
  Due to MetLife Insurance Company of Connecticut                    --
                                                    -------------------
       Total Liabilities                                             --
                                                    -------------------
NET ASSETS                                                  $ 4,195,513
                                                    ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units                        $ 4,195,513
  Net assets from contracts in payout                                --
                                                    -------------------
       Total Net Assets                                     $ 4,195,513
                                                    ===================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    ALLIANCEBERNSTEIN
                                                                   ALGER CAPITAL      GLOBAL THEMATIC
                                             AIM V.I. UTILITIES     APPRECIATION               GROWTH    AMERICAN FUNDS BOND
                                                     SUBACCOUNT       SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                         ------------------------- ---------------- -------------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 121,630             $ --                 $ --              $ 231,532
                                         ------------------------- ---------------- -------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                          47,925           58,287               19,240                 84,181
      Administrative charges                              3,934            4,898                1,861                  8,642
                                         ------------------------- ---------------- -------------------- -------------------
        Total expenses                                   51,859           63,185               21,101                 92,823
                                         ------------------------- ---------------- -------------------- -------------------
           Net investment income (loss)                  69,771          (63,185)             (21,101)               138,709
                                         ------------------------- ---------------- -------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        30,658               --                   --                     --
      Realized gains (losses) on sale of
        investments                                    (307,609)        (171,791)             (84,987)                41,200
                                         ------------------------- ---------------- -------------------- -------------------
           Net realized gains (losses)                 (276,951)        (171,791)             (84,987)                41,200
                                         ------------------------- ---------------- -------------------- -------------------
     Change in unrealized gains (losses)
        on investments                                  504,389        1,524,297              611,181                474,040
                                         ------------------------- ---------------- -------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                     227,438        1,352,506              526,194                515,240
                                         ------------------------- ---------------- -------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                     $ 297,209      $ 1,289,321            $ 505,093              $ 653,949
                                         ========================= ================ ==================== ===================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                  AMERICAN FUNDS                                         CREDIT SUISSE TRUST
AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    INTERNATIONAL EQUITY    DELAWARE VIP SMALL
 GLOBAL GROWTH    CAPITALIZATION            GROWTH     GROWTH-INCOME                FLEX III             CAP VALUE
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT (a)            SUBACCOUNT
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
   $ 2,596,244          $ 11,197       $ 2,406,629       $ 5,328,080                    $ --             $ 185,908
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
     2,939,041            35,078         6,092,933         5,624,949                   1,135               234,953
       263,024             3,600           533,798           494,233                      89                13,707
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
     3,202,065            38,678         6,626,731         6,119,182                   1,224               248,660
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
      (605,821)          (27,481)       (4,220,102)         (791,102)                 (1,224)              (62,752)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
            --                --                --                --                      --                    --
    (6,576,880)          (75,814)      (24,705,289)      (17,517,477)                     13              (963,011)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    (6,576,880)          (75,814)      (24,705,289)      (17,517,477)                     13              (963,011)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    69,579,164         1,073,599       146,571,824       106,008,565                  11,945             6,093,453
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    63,002,284           997,785       121,866,535        88,491,088                  11,958             5,130,442
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
  $ 62,396,463         $ 970,304     $ 117,646,433      $ 87,699,986                $ 10,734           $ 5,067,690
================= ================= ================= ================= ======================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             DREYFUS SOCIALLY    DWSI CAPITAL      DWSI GLOBAL
                                           RESPONSIBLE GROWTH          GROWTH    OPPORTUNITIES    DWSI HEALTH CARE
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                           --------------------- --------------- ---------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 3,548       $ 104,929         $ 51,600            $ 35,703
                                           --------------------- --------------- ---------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                        10,178         175,165           64,588              57,088
      Administrative charges                              815          14,509            5,306               4,664
                                           --------------------- --------------- ---------------- -------------------
        Total expenses                                 10,993         189,674           69,894              61,752
                                           --------------------- --------------- ---------------- -------------------
           Net investment income (loss)                (7,445)        (84,745)         (18,294)            (26,049)
                                           --------------------- --------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --              --               --              45,255
      Realized gains (losses) on sale of
        investments                                    (8,612)       (428,918)        (520,689)           (373,455)
                                           --------------------- --------------- ---------------- -------------------
           Net realized gains (losses)                 (8,612)       (428,918)        (520,689)           (328,200)
                                           --------------------- --------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                                167,504       2,567,860        1,875,555             876,549
                                           --------------------- --------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   158,892       2,138,942        1,354,866             548,349
                                           --------------------- --------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 151,447     $ 2,054,197      $ 1,336,572           $ 522,300
                                           ===================== =============== ================ ===================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                FIDELITY VIP
DWSII GOVERNMENT & DWSII DREMAN SMALL    DWSII GLOBAL                        FIDELITY VIP    DYNAMIC CAPITAL
 AGENCY SECURITIES      MID CAP VALUE        THEMATIC    DWSII TECHNOLOGY      CONTRAFUND       APPRECIATION
        SUBACCOUNT         SUBACCOUNT      SUBACCOUNT          SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
------------------ --------------------- --------------- ------------------- --------------- ------------------
         $ 326,381          $ 160,357        $ 54,334                $ --     $ 2,663,174              $ 370
------------------ --------------------- --------------- ------------------- --------------- ------------------
           126,411            172,104          79,113              35,514       3,249,406             32,256
            10,384             14,162           6,421               2,991         203,880              2,451
------------------ --------------------- --------------- ------------------- --------------- ------------------
           136,795            186,266          85,534              38,505       3,453,286             34,707
------------------ --------------------- --------------- ------------------- --------------- ------------------
           189,586            (25,909)        (31,200)            (38,505)       (790,112)           (34,337)
------------------ --------------------- --------------- ------------------- --------------- ------------------
                --                 --              --                  --          62,789                 --
            78,507         (1,775,916)       (963,630)           (142,956)    (16,771,134)          (129,793)
------------------ --------------------- --------------- ------------------- --------------- ------------------
            78,507         (1,775,916)       (963,630)           (142,956)    (16,708,345)          (129,793)
------------------ --------------------- --------------- ------------------- --------------- ------------------
           114,010          4,133,959       2,464,090           1,081,036      82,793,336            818,618
------------------ --------------------- --------------- ------------------- --------------- ------------------
           192,517          2,358,043       1,500,460             938,080      66,084,991            688,825
------------------ --------------------- --------------- ------------------- --------------- ------------------
         $ 382,103        $ 2,332,134     $ 1,469,260           $ 899,575    $ 65,294,879          $ 654,488
================== ===================== =============== =================== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              FIDELITY VIP    FIDELITY VIP HIGH                              FTVIPT FRANKLIN
                                             EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP    INCOME SECURITIES
                                                SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                         -------------------- -------------------- ----------------------- --------------------
INVESTMENT INCOME:
      Dividends                                $ 4,770,047          $ 2,248,512             $ 1,182,171          $ 2,572,919
                                         -------------------- -------------------- ----------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,490,964              329,040               3,702,531              530,238
      Administrative charges                        17,121                   77                 228,957               48,056
                                         -------------------- -------------------- ----------------------- --------------------
        Total expenses                           2,508,085              329,117               3,931,488              578,294
                                         -------------------- -------------------- ----------------------- --------------------
           Net investment income (loss)          2,261,962            1,919,395              (2,749,317)           1,994,625
                                         -------------------- -------------------- ----------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                   --               1,361,724                   --
      Realized gains (losses) on sale of
        investments                            (10,652,547)          (1,567,583)            (12,903,324)          (1,539,514)
                                         -------------------- -------------------- ----------------------- --------------------
           Net realized gains (losses)         (10,652,547)          (1,567,583)            (11,541,600)          (1,539,514)
                                         -------------------- -------------------- ----------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          62,113,756            9,420,622              96,991,411            9,278,014
                                         -------------------- -------------------- ----------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             51,461,209            7,853,039              85,449,811            7,738,500
                                         -------------------- -------------------- ----------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ 53,723,171          $ 9,772,434            $ 82,700,494          $ 9,733,125
                                         ==================== ==================== ======================= ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

 FTVIPT FRANKLIN      FTVIPT FRANKLIN                           FTVIPT TEMPLETON
RISING DIVIDENDS        SMALL-MID CAP        FTVIPT MUTUAL    DEVELOPING MARKETS      FTVIPT TEMPLETON     FTVIPT TEMPLETON
      SECURITIES    GROWTH SECURITIES    SHARES SECURITIES            SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       $ 295,787                 $ --            $ 857,982             $ 901,311           $ 4,300,213            $ 852,954
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         362,025              617,174              667,997               270,721             2,145,743              399,334
          30,118               49,565               67,190                   530               169,476               40,345
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         392,143              666,739              735,187               271,251             2,315,219              439,679
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         (96,356)            (666,739)             122,795               630,060             1,984,994              413,275
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
              --                   --                   --                87,025             5,304,998                   --
      (1,416,329)          (2,917,638)          (3,008,444)           (1,896,084)           (6,841,100)          (2,348,467)
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
      (1,416,329)          (2,917,638)          (3,008,444)           (1,809,059)           (1,536,102)          (2,348,467)
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       4,327,402           16,747,645           12,517,371            13,249,671            38,123,807            8,945,989
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       2,911,073           13,830,007            9,508,927            11,440,612            36,587,705            6,597,522
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
     $ 2,814,717         $ 13,163,268          $ 9,631,722          $ 12,070,672          $ 38,572,699          $ 7,010,797
=================== ==================== ==================== ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             JANUS ASPEN    JANUS ASPEN GLOBAL    JANUS ASPEN GLOBAL
                                              ENTERPRISE         LIFE SCIENCES            TECHNOLOGY    JANUS ASPEN OVERSEAS
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------ --------------------- --------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                     $ --                  $ --                  $ --               $ 259,997
                                         ------------------ --------------------- --------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                  218,567                58,728                92,593                 821,272
      Administrative charges                      18,851                 6,354                 9,023                  12,806
                                         ------------------ --------------------- --------------------- -----------------------
        Total expenses                           237,418                65,082               101,616                 834,078
                                         ------------------ --------------------- --------------------- -----------------------
           Net investment income (loss)         (237,418)              (65,082)             (101,616)               (574,081)
                                         ------------------ --------------------- --------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     --                70,264                    --               1,796,581
      Realized gains (losses) on sale of
        investments                             (724,584)               77,020              (244,032)               (783,291)
                                         ------------------ --------------------- --------------------- -----------------------
           Net realized gains (losses)          (724,584)              147,284              (244,032)              1,013,290
                                         ------------------ --------------------- --------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                         6,330,570               814,440             2,947,239              33,888,245
                                         ------------------ --------------------- --------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            5,605,986               961,724             2,703,207              34,901,535
                                         ------------------ --------------------- --------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 5,368,568             $ 896,642           $ 2,601,591            $ 34,327,454
                                         ================== ===================== ===================== =======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                               LMPVET                  LMPVET
                                         BATTERYMARCH    CLEARBRIDGE VARIABLE                  LMPVET                  LMPVET
JANUS ASPEN PERKINS    JANUS ASPEN    VARIABLE GLOBAL           EQUITY INCOME    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE
      MID CAP VALUE      WORLDWIDE             EQUITY                 BUILDER       AGGRESSIVE GROWTH            APPRECIATION
         SUBACCOUNT     SUBACCOUNT         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            $ 7,656       $ 12,620        $ 1,122,525             $ 4,029,811                    $ --             $ 8,923,043
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             34,575          6,209            644,244               2,234,571               6,458,110               6,204,572
              3,383             66             53,996                 192,511                 592,983                 628,199
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             37,958          6,275            698,240               2,427,082               7,051,093               6,832,771
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            (30,302)         6,345            424,285               1,602,729              (7,051,093)              2,090,272
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             62,158             --                 --                      --                      --                      --
            (54,521)       (75,022)        (3,836,943)            (14,524,548)            (17,861,687)            (30,028,463)
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
              7,637        (75,022)        (3,836,943)            (14,524,548)            (17,861,687)            (30,028,463)
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            647,116        381,968          9,668,932              36,785,072             149,132,490             106,224,694
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            654,753        306,946          5,831,989              22,260,524             131,270,803              76,196,231
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
          $ 624,451      $ 313,291        $ 6,256,274            $ 23,863,253           $ 124,219,710            $ 78,286,503
====================== ============== ================== ======================= ======================= =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                         LMPVET                LMPVET                LMPVET                LMPVET
                                           CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                        CAPITAL     DIVIDEND STRATEGY     FUNDAMENTAL VALUE             INVESTORS
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           --------------------- --------------------- --------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                       $ 658,519             $ 723,246           $ 5,897,663           $ 2,977,736
                                           --------------------- --------------------- --------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                       1,850,925               528,784             6,391,385             2,086,991
      Administrative charges                            151,952                54,751               590,927               205,664
                                           --------------------- --------------------- --------------------- -----------------------
        Total expenses                                2,002,877               583,535             6,982,312             2,292,655
                                           --------------------- --------------------- --------------------- -----------------------
           Net investment income (loss)              (1,344,358)              139,711            (1,084,649)              685,081
                                           --------------------- --------------------- --------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                    --                    --                    --
      Realized gains (losses) on sale of
        investments                                 (12,702,092)           (2,302,035)          (34,264,282)          (14,240,352)
                                           --------------------- --------------------- --------------------- -----------------------
           Net realized gains (losses)              (12,702,092)           (2,302,035)          (34,264,282)          (14,240,352)
                                           --------------------- --------------------- --------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                               46,179,122             8,948,351           144,706,434            46,249,821
                                           --------------------- --------------------- --------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  33,477,030             6,646,316           110,442,152            32,009,469
                                           --------------------- --------------------- --------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 32,132,672           $ 6,786,027         $ 109,357,503          $ 32,694,550
                                           ===================== ===================== ===================== =======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                           LMPVET GLOBAL
              LMPVET                 LMPVET                LMPVET      CURRENTS VARIABLE  LMPVET INVESTMENT
CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  INTERNATIONAL ALL CAP   COUNSEL VARIABLE    LMPVET LIFESTYLE
    LARGE CAP GROWTH           MID CAP CORE      SMALL CAP GROWTH            OPPORTUNITY   SOCIAL AWARENESS      ALLOCATION 50%
          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           $ 325,691              $ 255,927                  $ --              $ 743,764          $ 760,307         $ 4,743,235
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           1,863,708                883,329               908,096                793,045            630,666           1,290,077
             163,723                 85,414                75,182                 75,457             26,935             145,222
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           2,027,431                968,743               983,278                868,502            657,601           1,435,299
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          (1,701,740)              (712,816)             (983,278)              (124,738)           102,706           3,307,936
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
                  --                     --                    --                     --                 --                  --
          (4,162,966)            (4,817,934)           (4,191,230)           (12,308,346)        (1,676,548)         (6,644,148)
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          (4,162,966)            (4,817,934)           (4,191,230)           (12,308,346)        (1,676,548)         (6,644,148)
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          47,784,748             22,148,353            25,432,378             28,306,410         11,411,988          28,756,003
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          43,621,782             17,330,419            21,241,148             15,998,064          9,735,440          22,111,855
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
        $ 41,920,042           $ 16,617,603          $ 20,257,870           $ 15,873,326        $ 9,838,146        $ 25,419,791
====================== ===================== ===================== ====================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    LMPVIT WESTERN           LMPVIT WESTERN
                                                                                    ASSET VARIABLE           ASSET VARIABLE
                                           LMPVET LIFESTYLE    LMPVET LIFESTYLE    ADJUSTABLE RATE    DIVERSIFIED STRATEGIC
                                             ALLOCATION 70%      ALLOCATION 85%             INCOME                   INCOME
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT               SUBACCOUNT
                                           ------------------- ------------------- ------------------ ------------------------
INVESTMENT INCOME:
      Dividends                                 $ 1,786,731           $ 708,990          $ 307,704              $ 1,748,677
                                           ------------------- ------------------- ------------------ ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                     654,525             389,447            282,840                  509,504
      Administrative charges                         77,160              45,894             23,175                   51,860
                                           ------------------- ------------------- ------------------ ------------------------
        Total expenses                              731,685             435,341            306,015                  561,364
                                           ------------------- ------------------- ------------------ ------------------------
           Net investment income (loss)           1,055,046             273,649              1,689                1,187,313
                                           ------------------- ------------------- ------------------ ------------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        --                  --                 --                       --
      Realized gains (losses) on sale of
        investments                              (3,894,622)         (2,712,191)        (1,237,717)              (1,650,498)
                                           ------------------- ------------------- ------------------ ------------------------
           Net realized gains (losses)           (3,894,622)         (2,712,191)        (1,237,717)              (1,650,498)
                                           ------------------- ------------------- ------------------ ------------------------
     Change in unrealized gains (losses)
        on investments                           16,767,233          10,599,302          3,615,554                6,040,840
                                           ------------------- ------------------- ------------------ ------------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              12,872,611           7,887,111          2,377,837                4,390,342
                                           ------------------- ------------------- ------------------ ------------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 13,927,657         $ 8,160,760        $ 2,379,526              $ 5,577,655
                                           =================== =================== ================== ========================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       LMPVIT WESTERN         LMPVIT WESTERN          LMPVIT WESTERN    LMPVIT WESTERN     MIST AMERICAN    MIST AMERICAN
ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    ASSET VARIABLE MONEY    ASSET VARIABLE    FUNDS BALANCED     FUNDS GROWTH
      HIGH YIELD BOND                 INCOME                  MARKET    STRATEGIC BOND        ALLOCATION       ALLOCATION
           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
          $ 1,334,338           $ 15,046,496               $ 748,316       $ 1,450,425              $ --             $ --
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
              214,092              1,971,540               4,529,417           543,592             3,518            2,692
               18,653                195,975                 441,245            47,577                19                9
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
              232,745              2,167,515               4,970,662           591,169             3,537            2,701
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            1,101,593             12,878,981              (4,222,346)          859,256            (3,537)          (2,701)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
                   --                     --                      --           313,248                --               --
           (1,124,277)           (13,761,983)                     --        (1,414,133)           (2,084)          (3,419)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
           (1,124,277)           (13,761,983)                     --        (1,100,885)           (2,084)          (3,419)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            5,223,839             60,394,730                      --         5,935,050           160,261          142,000
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            4,099,562             46,632,747                      --         4,834,165           158,177          138,581
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
          $ 5,201,155           $ 59,511,728            $ (4,222,346)      $ 5,693,421         $ 154,640        $ 135,880
======================== ====================== ======================= ================= ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              MIST AMERICAN
                                             FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK    MIST BLACKROCK
                                                 ALLOCATION    GROWTH AND INCOME        HIGH YIELD    LARGE CAP CORE
                                                 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         --------------------- -------------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                        $ --          $ 5,218,829       $ 5,241,322         $ 736,785
                                         --------------------- -------------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                       1,992            2,767,615         1,222,590           733,401
      Administrative charges                              7                   --            76,238            72,173
                                         --------------------- -------------------- ----------------- -----------------
        Total expenses                                1,999            2,767,615         1,298,828           805,574
                                         --------------------- -------------------- ----------------- -----------------
           Net investment income (loss)              (1,999)           2,451,214         3,942,494           (68,789)
                                         --------------------- -------------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        --                   --                --                --
      Realized gains (losses) on sale of
        investments                                     257          (16,872,998)       (3,320,122)       (5,945,472)
                                         --------------------- -------------------- ----------------- -----------------
           Net realized gains (losses)                  257          (16,872,998)       (3,320,122)       (5,945,472)
                                         --------------------- -------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                               60,785           58,842,052        33,546,583        14,317,076
                                         --------------------- -------------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  61,042           41,969,054        30,226,461         8,371,604
                                         --------------------- -------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 59,043         $ 44,420,268      $ 34,168,955       $ 8,302,815
                                         ===================== ==================== ================= =================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                              MIST HARRIS                                            MIST LEGG MASON
MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK                         MIST LAZARD    PARTNERS AGGRESSIVE
        REAL ESTATE            CAP VALUE    INTERNATIONAL    MIST JANUS FORTY         MID CAP                 GROWTH
         SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
        $ 2,514,101            $ 105,297      $ 5,876,645                $ --     $ 1,047,368                   $ --
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,081,532              182,604        1,103,379           6,287,342       1,027,083                    556
             75,556               11,575           90,887             117,864          59,405                     --
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,157,088              194,179        1,194,266           6,405,206       1,086,488                    556
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,357,013              (88,882)       4,682,379          (6,405,206)        (39,120)                  (556)
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
                 --                   --               --                  --              --                     --
        (12,691,428)            (912,364)     (10,091,158)        (19,418,471)     (5,453,218)                11,965
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
        (12,691,428)            (912,364)     (10,091,158)        (19,418,471)     (5,453,218)                11,965
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
         33,247,888            3,949,380       36,479,104         209,631,483      29,578,070                 35,410
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
         20,556,460            3,037,016       26,387,946         190,213,012      24,124,852                 47,375
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
       $ 21,913,473          $ 2,948,134     $ 31,070,325       $ 183,807,806    $ 24,085,732               $ 46,819
====================== ==================== ================ =================== =============== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             MIST LEGG MASON    MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT
                                                VALUE EQUITY        GLOBAL MARKETS      BOND DEBENTURE    GROWTH AND INCOME
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         ---------------------- --------------------- ------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 71,842           $ 3,418,848         $ 4,933,740          $ 3,083,644
                                         ---------------------- --------------------- ------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       73,392             1,696,967             930,633            2,326,601
      Administrative charges                           5,937                 1,204              86,699              182,900
                                         ---------------------- --------------------- ------------------- --------------------
        Total expenses                                79,329             1,698,171           1,017,332            2,509,501
                                         ---------------------- --------------------- ------------------- --------------------
           Net investment income (loss)               (7,487)            1,720,677           3,916,408              574,143
                                         ---------------------- --------------------- ------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                    --                  --                   --
      Realized gains (losses) on sale of
        investments                               (1,301,245)           (5,651,441)         (1,636,650)         (15,335,665)
                                         ---------------------- --------------------- ------------------- --------------------
           Net realized gains (losses)            (1,301,245)           (5,651,441)         (1,636,650)         (15,335,665)
                                         ---------------------- --------------------- ------------------- --------------------
     Change in unrealized gains (losses)
        on investments                             2,481,916            51,705,781          16,963,593           36,121,241
                                         ---------------------- --------------------- ------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                1,180,671            46,054,340          15,326,943           20,785,576
                                         ---------------------- --------------------- ------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 1,173,184          $ 47,775,017        $ 19,243,351         $ 21,359,719
                                         ====================== ===================== =================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT        MIST MET/AIM    MIST MET/FRANKLIN         MIST METLIFE       MIST METLIFE         MIST METLIFE
   MID CAP VALUE    SMALL CAP GROWTH        MUTUAL SHARES    BALANCED STRATEGY    GROWTH STRATEGY    MODERATE STRATEGY
      SUBACCOUNT          SUBACCOUNT           SUBACCOUNT       SUBACCOUNT (b)     SUBACCOUNT (b)       SUBACCOUNT (b)
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
     $ 1,111,895                $ --                 $ --                 $ --               $ --                 $ --
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         907,047             105,500                6,125              278,533            266,059              169,424
          73,909               6,453                  510               22,809             21,523               13,890
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         980,956             111,953                6,635              301,342            287,582              183,314
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         130,939            (111,953)              (6,635)            (301,342)          (287,582)            (183,314)
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
              --                  --                   --                   --                 --                   --
      (8,459,967)           (704,842)                 838              237,772            251,517              179,733
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      (8,459,967)           (704,842)                 838              237,772            251,517              179,733
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      19,719,017           2,705,257               85,427            4,710,288          5,018,238            2,565,637
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      11,259,050           2,000,415               86,265            4,948,060          5,269,755            2,745,370
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
    $ 11,389,989         $ 1,888,462             $ 79,630          $ 4,646,718        $ 4,982,173          $ 2,562,056
=================== =================== ==================== ==================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                                      MIST PIMCO
                                           MIST MFS EMERGING    MIST MFS RESEARCH        MIST OPPENHEIMER    INFLATION PROTECTED
                                              MARKETS EQUITY        INTERNATIONAL    CAPITAL APPRECIATION                   BOND
                                                  SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                           -------------------- -------------------- ----------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,552,384          $ 2,218,254                    $ --            $ 3,608,990
                                           -------------------- -------------------- ----------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,439,524            1,114,754               3,620,927              1,551,667
      Administrative charges                         122,216               90,471                  29,656                112,937
                                           -------------------- -------------------- ----------------------- ----------------------
        Total expenses                             1,561,740            1,205,225               3,650,583              1,664,604
                                           -------------------- -------------------- ----------------------- ----------------------
           Net investment income (loss)               (9,356)           1,013,029              (3,650,583)             1,944,386
                                           -------------------- -------------------- ----------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   --                      --                     --
      Realized gains (losses) on sale of
        investments                               (9,293,010)         (10,563,967)            (15,735,907)               (65,519)
                                           -------------------- -------------------- ----------------------- ----------------------
           Net realized gains (losses)            (9,293,010)         (10,563,967)            (15,735,907)               (65,519)
                                           -------------------- -------------------- ----------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                            51,948,455           27,743,824             125,727,403             12,384,689
                                           -------------------- -------------------- ----------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               42,655,445           17,179,857             109,991,496             12,319,170
                                           -------------------- -------------------- ----------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 42,646,089         $ 18,192,886           $ 106,340,913           $ 14,263,556
                                           ==================== ==================== ======================= ======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST PIMCO TOTAL                             MIST PIONEER    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
          RETURN    MIST PIONEER FUND    STRATEGIC INCOME      AND INCOME ETF                 ETF        MID CAP GROWTH
      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
     $ 1,629,074            $ 361,000         $ 9,101,098         $ 2,381,960         $ 2,491,512                  $ --
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       4,688,177              465,029           3,092,115           1,389,576           1,614,968                29,031
         376,731               35,727             275,772                  --                  --                 2,455
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       5,064,908              500,756           3,367,887           1,389,576           1,614,968                31,486
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      (3,435,834)            (139,756)          5,733,211             992,384             876,544               (31,486)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
         950,195                   --                  --                  --                  --                    --
       2,531,849             (620,443)           (188,988)         (2,255,281)         (2,989,223)             (127,441)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       3,482,044             (620,443)           (188,988)         (2,255,281)         (2,989,223)             (127,441)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      46,874,754           10,674,334          50,068,119          24,831,651          34,332,000               748,484
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      50,356,798           10,053,891          49,879,131          22,576,370          31,342,777               621,043
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
    $ 46,920,964          $ 9,914,135        $ 55,612,342        $ 23,568,754        $ 32,219,321             $ 589,557
=================== ==================== =================== =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN    MIST VAN KAMPEN
                                             SMALL CAP VALUE         CAP GROWTH           COMSTOCK     MID CAP GROWTH
                                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                           -------------------- ------------------ ------------------ ------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,567,808               $ --           $ 15,007            $ 2,158
                                           -------------------- ------------------ ------------------ ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,962,050             49,203          2,305,727            256,567
      Administrative charges                         115,447              3,880            217,362             22,561
                                           -------------------- ------------------ ------------------ ------------------
        Total expenses                             2,077,497             53,083          2,523,089            279,128
                                           -------------------- ------------------ ------------------ ------------------
           Net investment income (loss)             (509,689)           (53,083)        (2,508,082)          (276,970)
                                           -------------------- ------------------ ------------------ ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                  1,455,103                 --                 --                 --
      Realized gains (losses) on sale of
        investments                              (11,677,140)          (363,716)         3,522,859         (1,381,216)
                                           -------------------- ------------------ ------------------ ------------------
           Net realized gains (losses)           (10,222,037)          (363,716)         3,522,859         (1,381,216)
                                           -------------------- ------------------ ------------------ ------------------
     Change in unrealized gains (losses)
        on investments                            40,735,191          1,412,188         55,307,087          8,351,445
                                           -------------------- ------------------ ------------------ ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               30,513,154          1,048,472         58,829,946          6,970,229
                                           -------------------- ------------------ ------------------ ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 30,003,465          $ 995,389       $ 56,321,864        $ 6,693,259
                                           ==================== ================== ================== ==================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                   MSF BARCLAYS
       MORGAN STANLEY     MORGAN STANLEY    MORGAN STANLEY    CAPITAL AGGREGATE        MSF BLACKROCK    MSF BLACKROCK BOND
CAPITAL OPPORTUNITIES    DIVIDEND GROWTH     S&P 500 INDEX           BOND INDEX    AGGRESSIVE GROWTH                INCOME
           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              $ 1,206           $ 37,010         $ 153,393          $ 8,138,685             $ 67,571          $ 20,619,312
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               20,478             42,097           114,306            1,480,010            1,389,506             4,425,368
                1,458              3,158             9,007                  125              138,559               344,186
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               21,936             45,255           123,313            1,480,135            1,528,065             4,769,554
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              (20,730)            (8,245)           30,080            6,658,550           (1,460,494)           15,849,758
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
                   --                 --                --                   --                   --                    --
               (3,174)           (41,581)         (110,424)             117,524           (5,561,733)           (1,318,378)
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               (3,174)           (41,581)         (110,424)             117,524           (5,561,733)           (1,318,378)
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              526,176            498,780         1,433,544           (1,818,067)          47,151,550             8,009,416
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              523,002            457,199         1,323,120           (1,700,543)          41,589,817             6,691,038
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
            $ 502,272          $ 448,954       $ 1,353,200          $ 4,958,007         $ 40,129,323          $ 22,540,796
======================== ================== ================= ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    MSF BLACKROCK
                                             MSF BLACKROCK      MSF BLACKROCK    LEGACY LARGE CAP    MSF BLACKROCK
                                               DIVERSIFIED    LARGE CAP VALUE              GROWTH     MONEY MARKET
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                         -------------------- ------------------ ------------------- ----------------
INVESTMENT INCOME:
      Dividends                                $ 6,243,335          $ 229,093               $ 217      $ 1,778,484
                                         -------------------- ------------------ ------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,675,377            301,007           2,115,717        5,883,197
      Administrative charges                        13,407             24,719             183,091          432,648
                                         -------------------- ------------------ ------------------- ----------------
        Total expenses                           2,688,784            325,726           2,298,808        6,315,845
                                         -------------------- ------------------ ------------------- ----------------
           Net investment income (loss)          3,554,551            (96,633)         (2,298,591)      (4,537,361)
                                         -------------------- ------------------ ------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                 --                  --               --
      Realized gains (losses) on sale of
        investments                             (3,639,908)        (1,183,439)          2,742,618               --
                                         -------------------- ------------------ ------------------- ----------------
           Net realized gains (losses)          (3,639,908)        (1,183,439)          2,742,618               --
                                         -------------------- ------------------ ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                          42,314,738          2,824,117          63,399,818               --
                                         -------------------- ------------------ ------------------- ----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             38,674,830          1,640,678          66,142,436               --
                                         -------------------- ------------------ ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations             $ 42,229,381        $ 1,544,045        $ 63,843,845     $ (4,537,361)
                                         ==================== ================== =================== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                 MSF MET/DIMENSIONAL
MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES    INTERNATIONAL SMALL              MSF METLIFE
            VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE                COMPANY    AGGRESSIVE ALLOCATION
       SUBACCOUNT      SUBACCOUNT             SUBACCOUNT       SUBACCOUNT (b)         SUBACCOUNT (b)               SUBACCOUNT
-------------------- --------------- ---------------------- -------------------- ---------------------- ------------------------
        $ 649,264     $ 2,650,021               $ 23,690                 $ --                   $ --              $ 1,026,823
-------------------- --------------- ---------------------- -------------------- ---------------------- ------------------------
          632,697       1,412,297                765,729                2,085                    325                  538,791
           49,396         118,845                 81,654                  174                     22                    6,585
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
          682,093       1,531,142                847,383                2,259                    347                  545,376
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
          (32,829)      1,118,879               (823,693)              (2,259)                  (347)                 481,447
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
               --              --                     --                   --                     --                   84,067
       (4,049,816)    (14,115,110)            (3,764,322)               1,003                    101               (2,743,899)
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       (4,049,816)    (14,115,110)            (3,764,322)               1,003                    101               (2,659,832)
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       15,655,746      30,416,145             22,199,459               43,867                    933               15,262,035
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       11,605,930      16,301,035             18,435,137               44,870                  1,034               12,602,203
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
     $ 11,573,101    $ 17,419,914           $ 17,611,444             $ 42,611                  $ 687             $ 13,083,650
==================== =============== ====================== ==================== ====================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              MSF METLIFE            MSF METLIFE
                                             CONSERVATIVE        CONSERVATIVE TO    MSF METLIFE MID            MSF METLIFE
                                               ALLOCATION    MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                         ------------------- ---------------------- ------------------ ----------------------
INVESTMENT INCOME:
      Dividends                                 $ 872,442            $ 2,627,083           $ 91,179           $ 10,978,640
                                         ------------------- ---------------------- ------------------ ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                   431,336              1,019,809             64,234              4,493,587
      Administrative charges                       27,332                 22,629                 --                 47,225
                                         ------------------- ---------------------- ------------------ ----------------------
        Total expenses                            458,668              1,042,438             64,234              4,540,812
                                         ------------------- ---------------------- ------------------ ----------------------
           Net investment income (loss)           413,774              1,584,645             26,945              6,437,828
                                         ------------------- ---------------------- ------------------ ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                 177,132                594,022            200,594              5,793,157
      Realized gains (losses) on sale of
        investments                              (384,337)            (3,329,873)          (282,833)           (14,217,660)
                                         ------------------- ---------------------- ------------------ ----------------------
           Net realized gains (losses)           (207,205)            (2,735,851)           (82,239)            (8,424,503)
                                         ------------------- ---------------------- ------------------ ----------------------
     Change in unrealized gains (losses)
        on investments                          4,656,981             17,221,045          1,716,453             84,951,148
                                         ------------------- ---------------------- ------------------ ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             4,449,776             14,485,194          1,634,214             76,526,645
                                         ------------------- ---------------------- ------------------ ----------------------
     Net increase (decrease) in net assets
        resulting from operations             $ 4,863,550           $ 16,069,839        $ 1,661,159           $ 82,964,473
                                         =================== ====================== ================== ======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

          MSF METLIFE                                                                                  MSF NEUBERGER
          MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL                     MSF MORGAN STANLEY    BERMAN MID CAP
AGGRESSIVE ALLOCATION                INDEX           RETURN    MSF MFS VALUE            EAFE INDEX             VALUE
           SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
          $ 7,901,020          $ 9,862,835     $ 25,238,385             $ --           $ 3,024,148         $ 241,170
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            3,610,598           12,696,510        8,561,781          991,504               776,040           231,811
               25,279              470,632          712,881           62,397                 1,165            22,597
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            3,635,877           13,167,142        9,274,662        1,053,901               777,205           254,408
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            4,265,143           (3,304,307)      15,963,723       (1,053,901)            2,246,943           (13,238)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            4,329,326            7,391,925               --               --               490,979             4,799
          (12,764,994)          (5,440,052)     (34,447,130)      (4,999,974)           (5,999,715)       (2,148,775)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           (8,435,668)           1,951,873      (34,447,130)      (4,999,974)           (5,508,736)       (2,143,976)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           81,483,365          195,977,835      110,011,807       17,381,628            20,857,492         8,013,551
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           73,047,697          197,929,708       75,564,677       12,381,654            15,348,756         5,869,575
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
         $ 77,312,840        $ 194,625,401     $ 91,528,400     $ 11,327,753          $ 17,595,699       $ 5,856,337
======================== ==================== ================ ================ ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MSF OPPENHEIMER    MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                             GLOBAL EQUITY               INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------ ------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                $ 7,944,004         $ 1,800,820            $ 145,238             $ 45,650
                                           ------------------ ------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                  4,394,930             989,744              635,923              978,322
      Administrative charges                       161,903               4,785               56,915               48,184
                                           ------------------ ------------------- -------------------- --------------------
        Total expenses                           4,556,833             994,529              692,838            1,026,506
                                           ------------------ ------------------- -------------------- --------------------
           Net investment income (loss)          3,387,171             806,291             (547,600)            (980,856)
                                           ------------------ ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --           2,452,180                   --            2,092,270
      Realized gains (losses) on sale of
        investments                            (19,069,420)         (4,995,710)          (3,347,314)          (3,889,309)
                                           ------------------ ------------------- -------------------- --------------------
           Net realized gains (losses)         (19,069,420)         (2,543,530)          (3,347,314)          (1,797,039)
                                           ------------------ ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                         121,479,376          22,055,715           18,732,599           26,909,994
                                           ------------------ ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            102,409,956          19,512,185           15,385,285           25,112,955
                                           ------------------ ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 105,797,127        $ 20,318,476         $ 14,837,685         $ 24,132,099
                                           ================== =================== ==================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   MSF WESTERN ASSET    MSF WESTERN ASSET
MANAGEMENT STRATEGIC      MANAGEMENT U.S.                     PIONEER VCT CULLEN         PIONEER VCT    PIONEER VCT EQUITY
  BOND OPPORTUNITIES           GOVERNMENT    PIONEER VCT BOND              VALUE    EMERGING MARKETS                INCOME
          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           $ 504,701          $ 9,085,048         $ 1,363,463          $ 100,891           $ 173,343             $ 566,234
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              82,920            2,449,337             458,504            225,828             349,847               317,742
               8,452              185,480              38,371             19,424              29,112                27,465
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              91,372            2,634,817             496,875            245,252             378,959               345,207
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
             413,329            6,450,231             866,588           (144,361)           (205,616)              221,027
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
             222,756                   --                  --                 --                  --                    --
            (154,355)            (721,385)             32,213           (813,411)         (1,576,847)           (2,218,347)
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              68,401             (721,385)             32,213           (813,411)         (1,576,847)           (2,218,347)
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           1,508,727             (318,941)          2,672,431          2,993,813          11,768,760             3,879,742
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           1,577,128           (1,040,326)          2,704,644          2,180,402          10,191,913             1,661,395
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
         $ 1,990,457          $ 5,409,905         $ 3,571,232        $ 2,036,041         $ 9,986,297           $ 1,882,422
======================= ==================== ================ ===================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                           PIONEER VCT          PIONEER VCT
                                                                 PIONEER VCT HIGH             IBBOTSON    IBBOTSON MODERATE
                                             PIONEER VCT FUND               YIELD    GROWTH ALLOCATION           ALLOCATION
                                                   SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ----------------------- ------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 418,280         $ 2,852,347          $ 5,073,813          $ 3,901,482
                                         ----------------------- ------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       470,351             657,403            4,252,233            2,278,837
      Administrative charges                           40,297              55,787              302,706              170,262
                                         ----------------------- ------------------- -------------------- --------------------
        Total expenses                                510,648             713,190            4,554,939            2,449,099
                                         ----------------------- ------------------- -------------------- --------------------
           Net investment income (loss)               (92,368)          2,139,157              518,874            1,452,383
                                         ----------------------- ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --                   --                   --
      Realized gains (losses) on sale of
        investments                                (2,511,656)         (3,715,616)          (6,908,239)          (5,417,146)
                                         ----------------------- ------------------- -------------------- --------------------
           Net realized gains (losses)             (2,511,656)         (3,715,616)          (6,908,239)          (5,417,146)
                                         ----------------------- ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              8,020,176          18,157,409           60,945,509           33,415,291
                                         ----------------------- ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 5,508,520          14,441,793           54,037,270           27,998,145
                                         ----------------------- ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 5,416,152        $ 16,580,950         $ 54,556,144         $ 29,450,528
                                         ======================= =================== ==================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

  PIONEER VCT    PIONEER VCT REAL                          UIF EQUITY AND    UIF SMALL COMPANY
MID CAP VALUE       ESTATE SHARES    UIF CAPITAL GROWTH            INCOME               GROWTH    UIF U.S. REAL ESTATE
   SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
    $ 510,872           $ 427,004                  $ --       $ 3,789,548                 $ --               $ 546,438
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
      635,160             169,017               125,409         2,028,601               86,782                 244,079
       59,282              14,313                11,696           203,293                6,657                  24,877
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
      694,442             183,330               137,105         2,231,894               93,439                 268,956
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
     (183,570)            243,674              (137,105)        1,557,654              (93,439)                277,482
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
           --                  --                    --                --                   --                      --
   (5,882,485)         (2,726,121)             (228,359)       (5,413,388)            (366,726)             (3,203,984)
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
   (5,882,485)         (2,726,121)             (228,359)       (5,413,388)            (366,726)             (3,203,984)
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
   14,148,015           5,240,904             4,138,075        28,392,647            2,107,383               7,377,546
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
    8,265,530           2,514,783             3,909,716        22,979,259            1,740,657               4,173,562
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
  $ 8,081,960         $ 2,758,457           $ 3,772,611      $ 24,536,913          $ 1,647,218             $ 4,451,044
================ =================== ===================== ================= ==================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                           VAN KAMPEN LIT    VAN KAMPEN LIT       VAN KAMPEN LIT
                                              UIF VALUE    CAPITAL GROWTH        GOVERNMENT    GROWTH AND INCOME
                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                         ----------------- ----------------- ----------------- --------------------
INVESTMENT INCOME:
      Dividends                               $ 342,879           $ 3,281       $ 2,084,011          $ 4,709,248
                                         ----------------- ----------------- ----------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                 150,354           224,935           530,656            1,942,830
      Administrative charges                     14,844            19,645            50,752              193,773
                                         ----------------- ----------------- ----------------- --------------------
        Total expenses                          165,198           244,580           581,408            2,136,603
                                         ----------------- ----------------- ----------------- --------------------
           Net investment income (loss)         177,681          (241,299)        1,502,603            2,572,645
                                         ----------------- ----------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                    --                --                --                   --
      Realized gains (losses) on sale of
        investments                          (1,851,398)         (776,417)         (284,663)          (6,266,645)
                                         ----------------- ----------------- ----------------- --------------------
           Net realized gains (losses)       (1,851,398)         (776,417)         (284,663)          (6,266,645)
                                         ----------------- ----------------- ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                        4,160,466         7,384,771        (1,508,004)          29,356,135
                                         ----------------- ----------------- ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                           2,309,068         6,608,354        (1,792,667)          23,089,490
                                         ----------------- ----------------- ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations           $ 2,486,749       $ 6,367,055        $ (290,064)        $ 25,662,135
                                         ================= ================= ================= ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

61

     WELLS FARGO VT
SMALL/MID CAP VALUE
         SUBACCOUNT
----------------------
           $ 39,226
----------------------
             41,135
              2,680
----------------------
             43,815
----------------------
             (4,589)
----------------------
                 --
           (281,210)
----------------------
           (281,210)
----------------------
          1,812,544
----------------------
          1,531,334
----------------------
        $ 1,526,745
======================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                  ALLIANCEBERNSTEIN GLOBAL
                                              AIM V.I. UTILITIES    ALGER CAPITAL APPRECIATION             THEMATIC GROWTH
                                                      SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                    ------------------------------- ----------------------------- ---------------------------
                                           2009             2008           2009           2008         2009           2008
                                    -------------- ---------------- -------------- -------------- ------------ --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 69,771       $ 27,491      $   (63,185)   $   (91,381)   $  (21,101)   $   (31,714)
  Net realized gains (losses)          (276,951)         575,182       (171,791)        46,131       (84,987)       (22,007)
  Change in unrealized gains
     (losses) on investments            504,389       (2,236,607)     1,524,297     (2,807,081)      611,181     (1,152,431)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  297,209       (1,633,934)     1,289,321     (2,852,331)      505,093     (1,206,152)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                11,514           50,490          2,267         39,676        32,974         30,940
  Net transfers (including
     fixed account)                    (274,674)         (36,677)        67,417         47,378         1,345        (22,437)
  Contract charges                         (935)          (1,072)        (1,214)        (1,183)         (665)          (767)
  Transfers for contract benefits
     and terminations                  (322,570)        (652,300)      (203,330)      (545,717)      (86,751)      (547,893)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (586,665)        (639,559)      (134,860)      (459,846)      (53,097)      (540,157)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets                   (289,456)      (2,273,493)     1,154,461     (3,312,177)      451,996     (1,746,309)
NET ASSETS:
  Beginning of year                   3,005,689        5,279,182      2,946,088      6,258,265     1,068,173      2,814,482
                                    -------------- ---------------- -------------- -------------- ------------ --------------
  End of year                       $ 2,716,233    $ 3,005,689      $ 4,100,549    $ 2,946,088    $1,520,169    $ 1,068,173
                                    ============== ================ ============== ============== ============ ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                      AMERICAN FUNDS GLOBAL
       AMERICAN FUNDS BOND       AMERICAN FUNDS GLOBAL GROWTH          SMALL CAPITALIZATION              AMERICAN FUNDS GROWTH
                SUBACCOUNT                         SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ---------------------------------- ----------------------------- ----------------------------------
         2009      2008 (a)              2009            2008             2009      2008 (a)              2009            2008
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
  $ 138,709      $ 108,747      $    (605,821)   $   (142,104)    $    (27,481)   $     (6,288)   $    (4,220,102) $   (5,563,967)
       41,200      (66,518)        (6,576,880)     25,178,828          (75,814)         (1,312)       (24,705,289)     58,090,301
      474,040     (224,525)        69,579,164    (145,949,450)       1,073,599        (466,474)       146,571,824    (344,375,290)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
      653,949     (182,296)        62,396,463    (120,912,726)         970,304        (474,074)       117,646,433    (291,848,956)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
       14,031       18,748          2,103,180       4,095,898           69,989          31,938          3,589,929       6,669,922
    5,941,968    2,717,109         (3,187,187)     (4,073,076)       3,249,242       1,498,692         (3,206,464)     (9,335,039)
       (2,080)        (509)           (53,372)        (50,579)          (1,218)           (248)          (111,683)       (113,111)
     (798,020)    (177,870)       (20,898,203)    (29,031,921)        (294,260)        (38,976)       (37,939,209)    (59,936,898)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
    5,155,899    2,557,478        (22,035,582)    (29,059,678)       3,023,753       1,491,406        (37,667,427)    (62,715,126)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
    5,809,848    2,375,182         40,360,881    (149,972,404)       3,994,057       1,017,332         79,979,006    (354,564,082)
    2,375,182           --        171,788,338     321,760,742        1,017,332           --           341,207,267     695,771,349
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
  $ 8,185,030    $  2,375,182   $ 212,149,219    $171,788,338      $ 5,011,389    $  1,017,332    $   421,186,273 $   341,207,267
================ ============ ================== =============== ================ ============ ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                        CREDIT SUISSE TRUST
                                                                              INTERNATIONAL
                                        AMERICAN FUNDS GROWTH-INCOME        EQUITY FLEX III   DELAWARE VIP SMALL CAP VALUE
                                                          SUBACCOUNT             SUBACCOUNT                     SUBACCOUNT
                                    ----------------------------------- ------------------- ------------------------------
                                             2009               2008            2009 (b)         2009              2008
                                    ---------------- ------------------ ------------------- ------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (791,102)     $ (889,308)      $        (1,224)    $    (62,752)  $      (169,506)
  Net realized gains (losses)         (17,517,477)        30,644,415                 13         (963,011)        1,842,673
  Change in unrealized gains
     (losses) on investments          106,008,565       (253,965,899)            11,945        6,093,453       (10,637,836)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 87,699,986       (224,210,792)            10,734        5,067,690        (8,964,669)
                                    ---------------- ------------------ ------------------- ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,710,990          3,859,518                 53          768,029         1,169,218
  Net transfers (including
     fixed account)                    (4,005,829)       (22,119,042)         1,164,922       (1,112,736)       (3,019,184)
  Contract charges                        (98,634)           (99,249)                --           (4,072)           (2,451)
  Transfers for contract benefits
     and terminations                 (35,638,924)       (59,967,950)           (59,575)      (2,272,700)       (4,122,434)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (38,032,397)       (78,326,723)         1,105,400       (2,621,479)       (5,974,851)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets                   49,667,589       (302,537,515)         1,116,134        2,446,211       (14,939,520)
NET ASSETS:
  Beginning of year                   327,273,662        629,811,177                 --       18,558,123        33,497,643
                                    ---------------- ------------------ ------------------- ------------- ----------------
  End of year                       $ 376,941,251    $ 327,273,662      $     1,116,134     $ 21,004,334   $    18,558,123
                                    ================ ================== =================== ============= ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

DREYFUS SOCIALLY RESPONSIBLE
                     GROWTH              DWSI CAPITAL GROWTH      DWSI GLOBAL OPPORTUNITIES               DWSI HEALTH CARE
                 SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------ ------------------------------
       2009             2008              2009          2008             2009          2008             2009           2008
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
$ (7,445)      $     (10,996)   $    (84,745)      $ (182,493)   $     (18,294)  $  (110,568)   $     (26,049)  $   (89,831)
     (8,612)          (2,702)       (428,918)         269,436         (520,689)      802,913         (328,200)      712,873
    167,504         (282,713)      2,567,860       (5,437,835)       1,875,555    (4,347,920)         876,549    (1,898,312)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
    151,447         (296,411)      2,054,197       (5,350,892)       1,336,572    (3,655,575)         522,300    (1,275,270)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
         --            2,631          45,060           51,494           31,397        46,560           18,171        25,319
     17,405           11,883         (22,283)      (1,705,808)        (260,268)      (62,435)        (692,774)     (264,427)
       (188)            (186)         (3,801)          (4,034)          (1,317)       (1,418)          (1,130)       (1,104)
    (24,169)         (14,953)     (1,241,898)      (1,359,460)        (205,835)     (494,530)        (296,064)     (409,210)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
     (6,952)            (625)     (1,222,922)      (3,017,808)        (436,023)     (511,823)        (971,797)     (649,422)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
    144,495         (297,036)        831,275       (8,368,700)         900,549    (4,167,398)        (449,497)   (1,924,692)
    495,408          792,444       9,638,233       18,006,933        3,249,955     7,417,353        3,485,472     5,410,164
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
$ 639,903      $     495,408    $ 10,469,508      $ 9,638,233    $   4,150,504   $ 3,249,955    $   3,035,975   $ 3,485,472
============== ================ ================= ============= ================ ============= ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                        DWSII GOVERNMENT & AGENCY     DWSII DREMAN SMALL MID CAP
                                                       SECURITIES                          VALUE       DWSII GLOBAL THEMATIC
                                                       SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
                                    -------------------------------- ------------------------------ ---------------------------
                                           2009              2008            2009           2008         2009           2008
                                    --------------- ---------------- --------------- -------------- ------------ --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 189,586        $ 161,042      $  (25,909)    $   (85,024)   $   (31,200) $     (59,432)
  Net realized gains (losses)            78,507          (16,194)     (1,775,916)      4,834,318       (963,630)     1,461,215
  Change in unrealized gains
     (losses) on investments            114,010          (17,071)      4,133,959     (10,319,630)     2,464,090     (5,697,593)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  382,103          127,777       2,332,134      (5,570,336)     1,469,260     (4,295,810)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                27,127           45,559          25,171          67,741         15,288         31,254
  Net transfers (including
     fixed account)                     (97,347)       3,768,709        (416,275)     (1,097,326)      (220,460)      (849,432)
  Contract charges                       (2,004)          (1,627)         (3,132)         (3,214)        (1,306)        (1,295)
  Transfers for contract benefits
     and terminations                (1,661,665)      (1,032,141)       (818,717)     (1,456,971)      (305,950)      (685,930)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions         (1,733,889)       2,780,500      (1,212,953)     (2,489,770)      (512,428)    (1,505,403)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets                 (1,351,786)       2,908,277       1,119,181      (8,060,106)       956,832     (5,801,213)
NET ASSETS:
  Beginning of year                   7,663,328        4,755,051       9,778,847      17,838,953      4,073,603      9,874,816
                                    --------------- ---------------- --------------- -------------- ------------ --------------
  End of year                       $ 6,311,542      $ 7,663,328     $10,898,028     $ 9,778,847    $ 5,030,435  $   4,073,603
                                    ============== ================= =============== ============== ============ ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                  FIDELITY VIP DYNAMIC CAPITAL
           DWSII TECHNOLOGY            FIDELITY VIP CONTRAFUND                    APPRECIATION         FIDELITY VIP EQUITY-INCOME
                 SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
------------------------------ ---------------------------------- ------------------------------- ----------------------------------
         2009          2008               2009            2008             2009           2008               2009            2008
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
   $  (38,505)    $   (45,310)   $    (790,112)    $  (2,491,871)   $     (34,337)  $    (40,740)   $     2,261,962    $  3,610,598
     (142,956)        (65,877)     (16,708,345)       (4,273,545)        (129,793)       (16,974)       (10,652,547)     (6,497,573)
    1,081,036      (1,329,213)      82,793,336      (159,012,593)         818,618     (1,661,209)        62,113,756    (158,555,008)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
      899,575      (1,440,400)      65,294,879      (165,778,009)         654,488     (1,718,923)        53,723,171    (161,441,983)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
       14,506          26,550        8,923,870        12,523,302           37,546         84,750         10,893,760      16,011,209
      475,552        (122,312)        (716,148)       (2,132,610)         (52,568)      (530,611)        (6,636,933)    (24,029,309)
         (844)           (758)        (120,314)         (123,002)            (821)          (692)          (221,912)       (252,582)
     (312,792)       (138,735)     (20,640,415)      (35,694,869)        (170,595)      (321,030)       (17,175,039)    (31,660,417)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
      176,422        (235,255)     (12,553,007)      (25,427,179)        (186,438)      (767,583)       (13,140,124)    (39,931,099)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
    1,075,997      (1,675,655)      52,741,872      (191,205,188)         468,050     (2,486,506)        40,583,047    (201,373,082)
    1,509,302       3,184,957      204,385,840       395,591,028        2,110,918      4,597,424        199,519,894     400,892,976
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
   $2,585,299     $ 1,509,302    $ 257,127,712     $ 204,385,840    $   2,578,968   $  2,110,918    $   240,102,941    $199,519,894
================ ============= ================== =============== ================ ============== ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                         FTVIPT FRANKLIN INCOME
                                       FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP                    SECURITIES
                                                     SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                 --------------------------------- --------------------------------- -----------------------------
                                         2009              2008             2009             2008          2009            2008
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)   $  1,919,395     $   2,315,834     $ (2,749,317)    $ (4,544,559)   $ 1,994,625    $  1,141,913
  Net realized gains (losses)      (1,567,583)       (1,196,314)     (11,541,600)      53,982,650     (1,539,514)       (652,981)
  Change in unrealized gains
     (losses) on investments        9,420,622        (9,618,517)      96,991,411     (215,124,181)     9,278,014     (11,768,551)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              9,772,434        (8,498,997)      82,700,494     (165,686,090)     9,733,125     (11,279,619)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           1,168,468         1,242,887       11,429,630       17,669,552        122,335         104,965
  Net transfers (including
     fixed account)                  (154,405)       (1,439,819)      (4,886,037)     (16,505,114)    10,654,161       5,509,171
  Contract charges                    (27,334)          (27,738)        (139,312)        (145,548)        (6,415)         (4,325)
  Transfers for contract
     benefits
     and terminations              (3,059,687)       (3,216,660)     (22,453,024)     (38,463,190)    (3,829,278)     (3,608,708)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions       (2,072,958)       (3,441,330)     (16,048,743)     (37,444,300)     6,940,803       2,001,103
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets                7,699,476       (11,940,327)      66,651,751     (203,130,390)    16,673,928      (9,278,516)
NET ASSETS:
  Beginning of year                23,781,248        35,721,575      232,101,268      435,231,658     25,140,094      34,418,610
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
  End of year                    $ 31,480,724     $  23,781,248     $298,753,019     $232,101,268    $41,814,022    $ 25,140,094
                                 =============== ================= ================ ================ ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       FTVIPT FRANKLIN RISING  FTVIPT FRANKLIN SMALL-MID CAP                                         FTVIPT TEMPLETON DEVELOPING
         DIVIDENDS SECURITIES              GROWTH SECURITIES   FTVIPT MUTUAL SHARES SECURITIES                MARKETS SECURITIES
                   SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------------------------ ------------------------------- ---------------------------------- ---------------------------------
          2009          2008             2009          2008              2009             2008              2009            2008
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
$      (96,356)   $  (28,769)   $  (666,739)     $  (907,644)     $    122,795        $ 889,708      $    630,060    $    177,411
    (1,416,329)     (334,360)    (2,917,638)       5,243,480        (3,008,444)       1,537,858        (1,809,059)     23,030,599
     4,327,402    (9,350,267)    16,747,645      (30,953,725)       12,517,371      (33,386,323)       13,249,671     (65,209,597)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
     2,814,717    (9,713,396)    13,163,268      (26,617,889)        9,631,722      (30,958,757)       12,070,672     (42,001,587)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
       114,740       747,655        493,680        1,022,356           181,390          787,259         1,963,269       3,248,389
    (1,057,711)   (2,278,656)     1,140,202       (2,495,602)          193,954       (4,868,005)        2,242,506     (91,131,411)
        (9,196)       (9,296)       (18,154)         (18,087)          (20,435)         (22,059)          (18,675)        (21,219)
    (1,985,005)   (3,445,949)    (3,163,976)      (6,580,391)       (5,103,719)      (8,084,621)       (1,763,389)     (6,070,296)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
    (2,937,172)   (4,986,246)    (1,548,248)      (8,071,724)       (4,748,810)     (12,187,426)        2,423,711     (93,974,537)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
      (122,455)  (14,699,642)    11,615,020      (34,689,613)        4,882,912      (43,146,183)       14,494,383    (135,976,124)
    21,687,343    36,386,985     32,498,385       67,187,998        45,238,751       88,384,934        16,745,138     152,721,262
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
$   21,564,888   $21,687,343   $ 44,113,405      $32,498,385     $  50,121,663     $ 45,238,751      $ 31,239,521    $ 16,745,138
================ ============= ================ ============== ================= ================ ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                          FTVIPT TEMPLETON FOREIGN         FTVIPT TEMPLETON GROWTH
                                                        SECURITIES                      SECURITIES        JANUS ASPEN ENTERPRISE
                                                        SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------------- ------------------------------- -----------------------------
                                           2009               2008            2009            2008          2009            2008
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $   1,984,994    $     1,048,056    $    413,275    $     58,313    $  (237,418)   $   (345,794)
  Net realized gains (losses)        (1,536,102)        20,467,386      (2,348,467)      1,967,334       (724,584)      1,503,330
  Change in unrealized gains
     (losses) on investments         38,123,807       (114,496,778)      8,945,989     (23,386,449)     6,330,570     (12,730,826)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               38,572,699        (92,981,336)      7,010,797     (21,360,802)     5,368,568     (11,573,290)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,930,577          2,957,266         135,958         263,429        374,347       1,024,615
  Net transfers (including
     fixed account)                  (4,329,483)        (7,608,103)       (229,946)         10,794       (724,842)       (517,484)
  Contract charges                      (41,237)           (40,943)        (15,114)        (15,691)        (5,404)         (5,794)
  Transfers for contract benefits
     and terminations               (13,483,049)       (21,601,173)     (2,712,248)     (4,437,436)    (1,764,183)     (2,482,216)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (15,923,192)       (26,292,953)     (2,821,350)     (4,178,904)    (2,120,082)     (1,980,879)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets                 22,649,507       (119,274,289)      4,189,447     (25,539,706)     3,248,486     (13,554,169)
NET ASSETS:
  Beginning of year                 121,590,564        240,864,853      26,545,651      52,085,357     13,787,452      27,341,621
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
  End of year                     $ 144,240,071    $   121,590,564    $ 30,735,098    $ 26,545,651    $17,035,938    $ 13,787,452
                                  ================ ================== =============== =============== ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

JANUS ASPEN GLOBAL LIFE SCIENCES JANUS ASPEN GLOBAL TECHNOLOGY             JANUS ASPEN OVERSEAS  JANUS ASPEN PERKINS MID CAP VALUE
                      SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
-------------------------------- -------------------------------- ------------------------------ ----------------------------------
         2009              2008           2009            2008              2009         2008             2009              2008
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
$     (65,082)  $       (97,412) $    (101,616)   $   (128,421)   $     (574,081) $   (164,459)   $    (30,302)  $       (36,924)
      147,284           515,283       (244,032)       (123,645)        1,013,290    13,444,378           7,637           406,277
      814,440        (2,583,481)     2,947,239      (4,309,848)       33,888,245   (65,791,608)        647,116        (1,306,582)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
      896,642        (2,165,610)     2,601,591      (4,561,914)       34,327,454   (52,511,689)        624,451          (937,229)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
        3,782             4,226         13,205          24,603         4,554,697     6,820,699          16,500                --
     (253,711)         (352,261)       485,712        (158,477)          691,509    (2,219,184)        (27,459)           24,812
       (2,829)           (3,262)        (3,683)         (3,819)          (54,179)      (50,468)           (457)             (462)
     (768,383)       (1,223,754)      (655,431)     (1,229,082)       (5,509,534)   (5,662,321)       (361,047)         (502,273)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
   (1,021,141)       (1,575,051)      (160,197)     (1,366,775)         (317,507)   (1,111,274)       (372,463)         (477,923)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
     (124,499)       (3,740,661)     2,441,394      (5,928,689)       34,009,947   (53,622,963)        251,988        (1,415,152)
    4,534,181         8,274,842      4,935,515      10,864,204        45,301,896    98,924,859       2,201,304         3,616,456
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
$   4,409,682   $     4,534,181  $   7,376,909    $  4,935,515    $   79,311,843  $ 45,301,896    $  2,453,292   $     2,201,304
=============== ================ ================ =============== =============== ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                     LMPVET BATTERYMARCH VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                           JANUS ASPEN WORLDWIDE                    GLOBAL EQUITY           EQUITY INCOME BUILDER
                                                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- -------------------------------- -------------------------------
                                           2009             2008            2009             2008           2009             2008
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ 6,345    $    (103,705)    $   424,285     $ (1,125,784)   $  1,602,729   $   (1,938,875)
  Net realized gains (losses)           (75,022)       4,444,624      (3,836,943)       6,324,271     (14,524,548)      (8,947,363)
  Change in unrealized gains
     (losses) on investments            381,968       (6,683,395)      9,668,932      (35,987,482)      36,785,072     (71,866,879)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  313,291       (2,342,476)      6,256,274      (30,788,995)      23,863,253     (82,753,117)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               121,118          193,865          25,154          192,764          768,503       1,979,925
  Net transfers (including
     fixed account)                     (79,484)     (23,767,018)     (1,868,570)      (4,116,433)      (5,254,861)    (16,389,562)
  Contract charges                         (193)            (153)        (12,237)         (12,186)         (47,584)        (48,397)
  Transfers for contract benefits
     and terminations                  (206,698)      (1,494,294)     (2,935,083)     (10,047,512)     (13,628,806)    (27,085,025)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (165,257)     (25,067,600)     (4,790,736)     (13,983,367)     (18,162,748)    (41,543,059)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                    148,034      (27,410,076)      1,465,538      (44,772,362)       5,700,505    (124,296,176)
NET ASSETS:
  Beginning of year                     933,270       28,343,346      37,811,490       82,583,852      131,469,976     255,766,152
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
  End of year                       $ 1,081,304      $   933,270     $39,277,028     $ 37,811,490     $137,170,481   $ 131,469,976
                                    ============== ================ =============== ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

    LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
              AGGRESSIVE GROWTH                       APPRECIATION                         CAPITAL              DIVIDEND STRATEGY
                     SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
---------------------------------- ------------------------------- -------------------------------- --------------------------------
           2009            2008               2009          2008              2009          2008              2009           2008
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
$ (7,051,093)      $(10,682,078)     $   2,090,272 $  (2,640,096)  $    (1,344,358) $ (3,119,209)      $   139,711    $   603,598
    (17,861,687)      6,981,186        (30,028,463)   22,333,532       (12,702,092)   29,866,607        (2,302,035)    (1,314,142)
    149,132,490    (321,052,738)       106,224,694  (238,791,753)       46,179,122  (107,121,597)        8,948,351    (17,573,568)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
    124,219,710    (324,753,630)        78,286,503  (219,098,317)       32,132,672   (80,374,199)        6,786,027    (18,284,112)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
      5,542,412       8,925,401          2,600,191     4,365,406             8,676        80,293           219,993        390,250
    (20,163,235)    (42,347,744)       (11,998,752)  (48,805,811)       (6,336,360)  (18,356,010)         (933,717)    (3,081,498)
       (371,456)       (415,120)          (342,983)     (391,070)          (35,240)      (36,590)          (35,116)       (39,155)
    (51,924,996)    (85,476,209)       (58,044,381)  (97,667,163)      (10,767,950)  (27,850,590)       (4,884,975)    (8,066,270)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
    (66,917,275)   (119,313,672)       (67,785,925) (142,498,638)      (17,130,874)  (46,162,897)       (5,633,815)   (10,796,673)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
     57,302,435    (444,067,302)        10,500,578  (361,596,955)       15,001,798  (126,537,096)        1,152,212    (29,080,785)
    428,934,280     873,001,582        453,131,027   814,727,982        95,061,000   221,598,096        38,759,544     67,840,329
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
$   486,236,715    $428,934,280    $   463,631,605  $453,131,027   $   110,062,798  $ 95,061,000    $   39,911,756    $38,759,544
================== =============== ================ ============== ================ =============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                             FUNDAMENTAL VALUE                         INVESTORS                LARGE CAP GROWTH
                                                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                              ----------------------------------- --------------------------------- -------------------------------
                                       2009               2008             2009             2008           2009             2008
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                        $ (1,084,649)     $     146,583    $     685,081     $   (591,328)   $(1,701,740)    $ (2,434,388)
  Net realized gains (losses)   (34,264,282)       (14,805,483)     (14,240,352)      (1,502,162)    (4,162,966)          88,318
  Change in unrealized gains
     (losses) on investments    144,706,434       (286,063,407)      46,249,821     (105,245,206)    47,784,748      (76,817,254)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          109,357,503       (300,722,307)      32,694,550     (107,338,696)    41,920,042      (79,163,324)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners         5,068,079          8,621,864        1,516,788        2,488,133        969,736        1,798,240
  Net transfers (including
     fixed account)             (20,340,485)       (48,654,348)      (5,165,234)     (16,377,761)    (5,377,553)     (12,440,014)
  Contract charges                 (295,178)          (319,653)        (113,847)        (129,821)       (63,731)         (68,335)
  Transfers for contract
     benefits
     and terminations           (56,687,701)      (100,575,463)     (22,376,338)     (43,469,753)   (15,160,894)     (28,733,323)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from
       contract transactions    (72,255,285)      (140,927,600)     (26,138,631)     (57,489,202)   (19,632,442)     (39,443,432)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets             37,102,218       (441,649,907)       6,555,919     (164,827,898)    22,287,600     (118,606,756)
NET ASSETS:
  Beginning of year             457,409,846        899,059,753      166,124,166      330,952,064    115,654,875      234,261,631
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
  End of year                 $ 494,512,064    $   457,409,846    $ 172,680,085    $ 166,124,166    $137,942,475    $115,654,875
                              ================ ================== ================ ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

  LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET GLOBAL CURRENTS VARIABLE  LMPVET INVESTMENT COUNSEL VARIABLE
                 MID CAP CORE               SMALL CAP GROWTH  INTERNATIONAL ALL CAP OPPORTUNITY                    SOCIAL AWARENESS
                   SUBACCOUNT                     SUBACCOUNT                         SUBACCOUNT                          SUBACCOUNT
------------------------------- ------------------------------ --------------------------------- ----------------------------------
          2009          2008              2009         2008              2009             2008            2009                2008
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
 $    (712,816)   $ (1,269,715)  $    (983,278) $ (1,455,340)   $    (124,738) $       590,857   $     102,706     $       342,811
    (4,817,934)     (3,753,382)     (4,191,230)    1,045,510      (12,308,346)     (12,209,484)     (1,676,548)           (938,481)
    22,148,353     (29,132,186)     25,432,378   (40,484,444)      28,306,410      (44,954,847)     11,411,988         (18,204,899)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
    16,617,603     (34,155,283)     20,257,870   (40,894,274)      15,873,326      (56,573,474)      9,838,146         (18,800,569)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
       181,097         404,885         972,776     1,401,801        1,013,444        1,703,924       1,664,098           2,435,962
    (2,694,717)     (6,563,468)       (254,063)   (6,153,396)      (1,310,696)      (3,537,285)     (1,318,402)         (1,913,333)
       (32,020)        (35,978)        (30,235)      (33,507)         (67,770)         (75,243)        (53,521)            (57,222)
    (6,750,987)    (11,479,223)     (6,371,456)  (11,268,492)      (8,020,793)     (16,060,554)     (4,566,254)         (6,794,422)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
    (9,296,627)    (17,673,784)     (5,682,978)  (16,053,594)      (8,385,815)     (17,969,158)     (4,274,079)         (6,329,015)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
     7,320,976     (51,829,067)     14,574,892   (56,947,868)       7,487,511      (74,542,632)      5,564,067         (25,129,584)
    55,520,897     107,349,964      53,919,156   110,867,024       65,489,475      140,032,107      50,092,116          75,221,700
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
$   62,841,873    $ 55,520,897   $  68,494,048  $ 53,919,156    $  72,976,986   $   65,489,475   $  55,656,183     $    50,092,116
================ ============= =============== ============== =============== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                              LMPVET LIFESTYLE ALLOCATION 50%      LMPVET LIFESTYLE ALLOCATION 70%   LMPVET LIFESTYLE ALLOCATION 85%
                                                   SUBACCOUNT                           SUBACCOUNT                        SUBACCOUNT
                              ------------------------------- ------- ------------------------------ -------------------------------
                                       2009              2008                 2009           2008          2009                2008
                              ---------------- --------------         -------------- --------------- ------------ ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                        $  3,307,936         $    2,479,250     $ 1,055,046    $   643,117    $   273,649      $     101,157
  Net realized gains (losses)    (6,644,148)               512,059      (3,894,622)    (2,801,886)    (2,712,191)        (1,546,513)
  Change in unrealized gains
     (losses) on investments     28,756,003            (47,437,354)     16,767,233    (25,721,491)    10,599,302        (19,093,660)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations           25,419,791            (44,446,045)     13,927,657    (27,880,260)     8,160,760        (20,539,016)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           421,353                556,869         404,966        745,232        223,317            544,794
  Net transfers (including
     fixed account)              (2,074,026)            (3,284,578)       (878,539)    (1,094,099)      (918,880)           156,260
  Contract charges                  (71,612)               (85,586)        (64,159)       (73,518)       (47,938)           (55,245)
  Transfers for contract
     benefits
     and terminations           (17,826,389)           (26,535,523)     (7,039,118)   (12,414,104)    (3,591,201)        (8,089,907)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (19,550,674)           (29,348,818)     (7,576,850)   (12,836,489)    (4,334,702)        (7,444,098)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets              5,869,117            (73,794,863)      6,350,807    (40,716,749)     3,826,058        (27,983,114)
NET ASSETS:
  Beginning of year              98,139,570            171,934,433      50,738,235     91,454,984     30,330,127         58,313,241
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
  End of year                  $104,008,687         $   98,139,570     $57,089,042    $50,738,235    $34,156,185       $ 30,330,127
                              ================ ====================== =============  =============== ============ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

LMPVIT WESTERN ASSET VARIABLE  LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE      LMPVIT WESTERN ASSET VARIABLE
       ADJUSTABLE RATE INCOME   DIVERSIFIED STRATEGIC INCOME           GLOBAL HIGH YIELD BOND                        HIGH INCOME
                   SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- --------------------------------
          2009         2008              2009           2008              2009           2008               2009          2008
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
     $ 1,689    $   617,188     $   1,187,313    $ 1,805,621     $   1,101,593    $ 1,256,829     $   12,878,981  $ 14,780,997
    (1,237,717)  (1,744,008)       (1,650,498)    (2,437,742)       (1,124,277)      (759,385)       (13,761,983)  (14,694,020)
     3,615,554   (4,846,224)        6,040,840     (6,518,920)        5,223,839     (5,842,294)        60,394,730   (57,188,572)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
     2,379,526   (5,973,044)        5,577,655     (7,151,041)        5,201,155     (5,344,850)        59,511,728   (57,101,595)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
       146,166      297,371            31,283          2,520            17,424         21,255            492,931     1,057,627
       509,089   (2,718,587)       (1,415,849)    (2,221,054)        1,163,720       (836,592)        (6,744,472)  (14,809,942)
        (4,710)      (5,004)           (9,247)        (9,538)           (2,558)        (2,481)           (61,218)      (63,309)
    (2,419,377)  (5,203,533)       (4,505,429)    (9,758,886)       (1,935,342)    (2,023,159)       (17,104,190)  (29,348,192)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
    (1,768,832)  (7,629,753)       (5,899,242)   (11,986,958)         (756,756)    (2,840,977)       (23,416,949)  (43,163,816)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
       610,694  (13,602,797)         (321,587)   (19,137,999)        4,444,399     (8,185,827)        36,094,779  (100,265,411)
    16,918,729   30,521,526        34,921,049     54,059,048        10,450,813     18,636,640        115,143,440   215,408,851
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
$ 17,529,423    $16,918,729      $ 34,599,462    $34,921,049     $  14,895,212    $10,450,813     $ 151,238,219   $115,143,440
=============== ============== ================= ============== ================= ============== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                  LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE    MIST AMERICAN FUNDS BALANCED
                                                   MONEY MARKET                   STRATEGIC BOND        ALLOCATION
                                                     SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                               ----------------------------------- -------------------------------- -------------------------------
                                        2009               2008            2009             2008       2009              2008 (a)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)  $ (4,222,346)     $   2,377,684    $    859,256     $  1,569,046    $  (3,537)          $  11,203
  Net realized gains (losses)             --                 --      (1,100,885)      (1,709,334)      (2,084)              (2,050)
  Change in unrealized gains
     (losses) on investments              --                 --       5,935,050       (7,636,352)     160,261              (53,327)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations            (4,222,346)         2,377,684       5,693,421       (7,776,640)     154,640              (44,174)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners          2,955,932          5,878,809           7,220           74,985      320,557              153,405
  Net transfers (including
     fixed account)                5,762,379        232,037,321       2,613,984       (2,873,419)     197,687              222,951
  Contract charges                   (95,517)           (72,944)         (4,939)          (4,566)        (224)                  --
  Transfers for contract
     benefits
     and terminations           (106,871,806)      (134,617,023)     (4,288,148)      (5,118,590)     (31,577)              (7,206)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions              (98,249,015)       103,226,163      (1,671,883)      (7,921,590)     486,443              369,150
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets            (102,471,361)       105,603,847       4,021,538      (15,698,230)     641,083              324,976
NET ASSETS:
  Beginning of year              338,022,005        232,418,158      30,221,472       45,919,702      324,976                   --
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
  End of year                  $ 235,550,647    $   338,022,005    $ 34,243,010     $ 30,221,472    $ 966,059            $ 324,976
                               ================ ================== =============== ================ ========== ====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE       MIST BATTERYMARCH GROWTH AND
                ALLOCATION                      ALLOCATION                             INCOME         MIST BLACKROCK HIGH YIELD
                SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT                        SUBACCOUNT
----------------------------- ------------------------------- ---------------------------------- ---------------------------------
       2009        2008 (a)          2009          2008 (a)              2009            2008               2009           2008
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
$    (2,701)      $  9,580    $    (1,999)   $       3,334    $     2,451,214    $    869,227    $     3,942,494    $ 6,246,964
     (3,419)        (1,143)           257              (33)       (16,872,998)     37,057,822         (3,320,122)    (4,075,599)
    142,000        (70,650)        60,785          (20,669)        58,842,052    (192,954,457)        33,546,583    (30,512,042)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    135,880        (62,213)        59,043          (17,368)        44,420,268    (155,027,408)        34,168,955    (28,340,677)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    304,211         89,672        154,163           64,926          4,446,298       7,429,266          2,835,110      3,263,835
    100,506        210,873        325,211           50,616         (6,613,857)    (14,248,935)         2,735,589     (2,251,185)
       (203)            --           (338)              --           (223,627)       (255,637)           (50,803)       (49,656)
    (38,467)        (7,251)        (8,618)             559        (19,408,271)    (39,080,820)       (11,868,622)   (15,406,466)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    366,047        293,294        470,418          116,101        (21,799,457)    (46,156,126)        (6,348,726)   (14,443,472)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    501,927        231,081        529,461           98,733         22,620,811    (201,183,534)        27,820,229    (42,784,149)
    231,081             --         98,733               --        239,145,150     440,328,684         78,057,547    120,841,696
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
$ 733,008         $231,081    $ 628,194      $      98,733    $ 261,765,961      $239,145,150    $   105,877,776    $ 78,057,547
============== ============== ============== ================ ================== =============== ================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                                   SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                               --------------------------------- ---------------------------------- ------------------------------
                                       2009              2008            2009               2008          2009             2008
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $ (68,789)    $    (748,568)   $  1,357,013    $       506,749    $    (88,882)  $     (114,441)
  Net realized gains (losses)    (5,945,472)         (737,377)    (12,691,428)           203,798        (912,364)        (200,681)
  Change in unrealized gains
     (losses) on investments     14,317,076       (34,965,394)     33,247,888        (53,984,766)      3,949,380       (3,531,575)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations            8,302,815       (36,451,339)     21,913,473        (53,274,219)      2,948,134       (3,846,697)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           588,063           774,078       3,165,013          3,968,299         442,189          582,257
  Net transfers (including
     fixed account)                (220,275)       (1,651,178)       (504,030)        (7,748,575)        705,191        1,842,423
  Contract charges                  (53,613)          (63,318)        (39,919)           (43,112)         (4,125)          (3,876)
  Transfers for contract
     benefits
     and terminations            (6,306,936)      (12,654,876)     (8,466,907)       (15,024,743)     (1,232,508)      (1,064,845)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions     (5,992,761)      (13,595,294)     (5,845,843)       (18,848,131)        (89,253)       1,355,959
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets              2,310,054       (50,046,633)     16,067,630        (72,122,350)      2,858,881       (2,490,738)
NET ASSETS:
  Beginning of year              54,264,589       104,311,222      68,580,445        140,702,795      10,817,418       13,308,156
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
  End of year                  $ 56,574,643    $   54,264,589    $ 84,648,075    $    68,580,445    $ 13,676,299     $ 10,817,418
                               =============== ================= =============== ================== ============= ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                  MIST HARRIS                                                                        MIST LEGG MASON PARTNERS
        OAKMARK INTERNATIONAL                   MIST JANUS FORTY              MIST LAZARD MID CAP           AGGRESSIVE GROWTH
                   SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
-------------------------------- ---------------------------------- -------------------------------- -------------- ------------
          2009           2008               2009            2008              2009           2008           2009      2008 (a)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
 $ 4,682,379      $   360,106    $    (6,405,206)   $ 34,636,207      $    (39,120)   $  (964,192)   $      (556)   $     (69)
   (10,091,158)     6,710,521        (19,418,471)     10,335,932        (5,453,218)    (2,842,032)        11,965           (9)
    36,479,104    (56,193,090)       209,631,483    (393,691,219)       29,578,070    (40,689,078)        35,410       (6,904)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    31,070,325    (49,122,463)       183,807,806    (348,719,080)       24,085,732    (44,495,302)        46,819       (6,982)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
     1,113,251      2,006,867         21,551,964      31,620,247         2,613,232      2,696,382         32,362       36,113
    (1,017,156)    (5,702,394)          (426,999)        129,273        (1,741,861)   117,636,546         13,680       24,200
       (26,663)       (23,819)          (529,803)       (578,393)          (51,613)       (53,045)           (29)          --
    (7,306,904)   (14,954,222)       (42,839,362)    (71,609,168)       (7,477,909)    (9,538,218)        (6,822)        (685)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    (7,237,472)   (18,673,568)       (22,244,200)    (40,438,041)       (6,658,151)   110,741,665         39,191       59,628
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    23,832,853    (67,796,031)       161,563,606    (389,157,121)       17,427,581     66,246,363         86,010       52,646
    62,788,056    130,584,087        456,343,114     845,500,235        72,983,686      6,737,323         52,646           --
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
$ 86,620,909      $62,788,056    $   617,906,720    $456,343,114    $   90,411,267    $72,983,686    $   138,656    $  52,646
================= ============== ================== =============== ================= ============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                         MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND
                                    MIST LEGG MASON VALUE EQUITY                           MARKETS                     DEBENTURE
                                                      SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- --------------------------------- -----------------------------
                                           2009             2008             2009             2008          2009            2008
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (7,487)   $    (106,758)   $   1,720,677    $   7,348,205   $ 3,916,408     $ 2,303,361
  Net realized gains (losses)        (1,301,245)        (255,490)      (5,651,441)       8,455,484    (1,636,650)       (419,048)
  Change in unrealized gains
     (losses) on investments          2,481,916       (3,716,890)      51,705,781     (108,312,444)   16,963,593     (17,926,208)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                1,173,184       (4,079,138)      47,775,017      (92,508,755)   19,243,351     (16,041,895)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                37,584           24,523        5,841,713        9,718,553       452,683         980,959
  Net transfers (including
     fixed account)                     186,327          800,980       (4,332,251)     (10,090,938)    2,278,449        (647,421)
  Contract charges                         (603)            (548)        (129,077)        (142,112)      (22,052)        (21,535)
  Transfers for contract benefits
     and terminations                (1,450,175)        (485,053)     (12,276,292)     (20,764,812)   (9,591,221)    (14,440,499)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions         (1,226,867)         339,902      (10,895,907)     (21,279,309)   (6,882,141)    (14,128,496)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets                    (53,683)      (3,739,236)      36,879,110     (113,788,064)   12,361,210     (30,170,391)
NET ASSETS:
  Beginning of year                   4,349,147        8,088,383      129,910,023      243,698,087    58,397,632      88,568,023
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
  End of year                       $ 4,295,464    $   4,349,147    $ 166,789,133    $ 129,910,023    $70,758,842    $58,397,632
                                    ============== ================ ================ ================ ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

    MIST LORD ABBETT GROWTH AND
                         INCOME MIST LORD ABBETT MID CAP VALUE    MIST MET/AIM SMALL CAP GROWTH    MIST MET/FRANKLIN MUTUAL SHARES
                     SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT     SUBACCOUNT
------------------------------- --------------------------------- -------------------------------- -------------- -----------------
           2009         2008              2009            2008             2009            2008           2009             2008 (a)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
    $ 574,143   $   (518,466)   $      130,939    $ (1,019,069)   $    (111,953)   $   (123,380)   $    (6,635)   $          6,490
   (15,335,665)    9,287,273        (8,459,967)      3,511,504         (704,842)        128,558            838              (1,898)
     36,121,241 (103,500,968)       19,719,017     (39,220,051)       2,705,257      (3,655,653)        85,427              (9,000)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
     21,359,719  (94,732,161)       11,389,989     (36,727,616)       1,888,462      (3,650,475)        79,630              (4,408)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
      1,651,942    2,812,848           358,828         722,714          224,001         363,342          1,230                  --
    (2,622,078)   (3,690,353)       (1,779,563)     (4,465,340)       1,005,814       2,553,268        214,583             258,422
       (48,861)      (51,334)          (15,016)        (15,297)          (2,760)         (2,737)           (35)                 --
   (15,460,342)  (27,056,746)       (5,007,118)     (9,262,215)        (509,413)       (544,964)       (19,501)                137
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
   (16,479,339)  (27,985,585)       (6,442,869)    (13,020,138)         717,642       2,368,909        196,277             258,559
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
      4,880,380 (122,717,746)        4,947,120     (49,747,754)       2,606,104      (1,281,566)       275,907             254,151
    145,054,521  267,772,267        51,848,646     101,596,400        5,665,418       6,946,984        254,151                  --
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
$ 149,934,901   $145,054,521    $   56,795,766    $ 51,848,646    $   8,271,522    $  5,665,418    $   530,058    $         254,151
=============== =============== ================= =============== ================ =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                         MIST METLIFE    MIST METLIFE         MIST METLIFE         MIST MFS EMERGING MARKETS
                                    BALANCED STRATEGY GROWTH STRATEGY    MODERATE STRATEGY                            EQUITY
                                           SUBACCOUNT      SUBACCOUNT           SUBACCOUNT                        SUBACCOUNT
                                    ----------------- --------------- -------------------- ---------------------------------
                                           2009 (c)        2009 (c)             2009 (c)          2009               2008
                                    ----------------- --------------- -------------------- -------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (301,342)   $   (287,582)   $        (183,314)   $     (9,356)        $ (721,578)
  Net realized gains (losses)              237,772         251,517              179,733      (9,293,010)          (497,728)
  Change in unrealized gains
     (losses) on investments             4,710,288       5,018,238            2,565,637      51,948,455        (73,587,241)
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                   4,646,718       4,982,173            2,562,056      42,646,089        (74,806,547)
                                    ----------------- --------------- -------------------- -------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   27,807          38,042              229,967         344,509          1,133,641
  Net transfers (including
     fixed account)                     20,779,948      19,240,050           12,075,665       2,379,869         84,954,513
  Contract charges                          (7,434)         (7,208)              (5,082)        (23,252)           (19,897)
  Transfers for contract benefits
     and terminations                   (1,181,757)       (902,598)            (444,565)     (8,374,122)       (11,582,681)
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            19,618,564      18,368,286           11,855,985      (5,672,996)        74,485,576
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets                    24,265,282      23,350,459           14,418,041      36,973,093           (320,971)
NET ASSETS:
  Beginning of year                             --              --                   --      69,356,966         69,677,937
                                    ----------------- --------------- -------------------- -------------- ------------------
  End of year                       $   24,265,282    $23,350,459     $      14,418,041    $106,330,059       $ 69,356,966
                                    ================= =============== ==================== ============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER CAPITAL   MIST PIMCO INFLATION PROTECTED
MIST MFS RESEARCH INTERNATIONAL                     APPRECIATION                             BOND          MIST PIMCO TOTAL RETURN
                     SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
-------------------------------- --------------------------------- --------------------------------- ------------------------------
          2009            2008              2009           2008               2009           2008               2009          2008
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
 $ 1,013,029     $     (49,444)  $    (3,650,583) $  (2,603,878)   $     1,944,386    $ 1,999,870    $    (3,435,834)   $  379,105
   (10,563,967)      2,404,190       (15,735,907)    (2,534,553)           (65,519)        67,398          3,482,044       335,639
    27,743,824     (56,604,872)      125,727,403   (207,510,855)        12,384,689    (12,342,340)        46,874,754    (1,309,807)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
    18,192,886     (54,250,126)      106,340,913   (212,649,286)        14,263,556    (10,275,072)        46,920,964      (595,063)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
     1,173,880       2,064,377        11,807,411     11,715,054          1,973,077      1,744,128          5,074,691       209,761
    (1,790,513)     28,536,374        (5,621,823)   458,413,613         11,450,930     25,682,744        417,280,463     6,769,412
       (25,292)        (25,361)         (331,667)      (365,437)           (29,677)       (25,206)          (109,662)       (2,178)
    (7,634,744)    (10,612,912)      (22,675,479)   (25,668,464)       (12,545,627)   (13,650,899)       (54,406,078)   (2,986,989)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
    (8,276,669)     19,962,478       (16,821,558)   444,094,766            848,703     13,750,767        367,839,414     3,990,006
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
     9,916,217     (34,287,648)       89,519,355    231,445,480         15,112,259      3,475,695        414,760,378     3,394,943
    68,048,654     102,336,302       261,896,842     30,451,362         89,827,203     86,351,508         22,251,150    18,856,207
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
$ 77,964,871     $  68,048,654   $ 351,416,197     $261,896,842    $   104,939,462    $89,827,203    $   437,011,528    $22,251,150
================ =============== ================= =============== ================== ============== ================== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                             MIST SSGA GROWTH AND
                                              MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME                      INCOME ETF
                                                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 --------------------------------- --------------------------------- -------------------------------
                                         2009              2008             2009             2008           2009             2008
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (139,756)     $    (87,006)     $ 5,733,211     $  9,535,930    $    992,384   $      906,619
  Net realized gains (losses)        (620,443)         (238,413)        (188,988)      (1,938,011)     (2,255,281)       2,866,731
  Change in unrealized gains
     (losses) on investments       10,674,334        (9,816,853)      50,068,119      (31,195,525)     24,831,651      (44,648,567)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              9,914,135       (10,142,272)      55,612,342      (23,597,606)     23,568,754      (40,875,217)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             730,485           991,484        3,025,381        3,581,237       5,625,107        8,882,895
  Net transfers (including
     fixed account)                23,026,848          (990,274)      60,557,349       13,389,090      (4,402,096)      (8,791,168)
  Contract charges                    (30,183)          (17,060)         (73,100)         (50,472)       (195,538)        (218,764)
  Transfers for contract
     benefits
     and terminations              (3,865,309)       (3,330,523)     (25,602,384)     (24,422,789)    (11,908,112)     (16,649,019)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions       19,861,841        (3,346,373)      37,907,246       (7,502,934)    (10,880,639)     (16,776,056)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets               29,775,976       (13,488,645)      93,519,588      (31,100,540)     12,688,115      (57,651,273)
NET ASSETS:
  Beginning of year                18,839,100        32,327,745      156,083,247      187,183,787     109,653,164      167,304,437
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
  End of year                    $ 48,615,076    $   18,839,100    $ 249,602,835    $ 156,083,247    $122,341,279    $ 109,653,164
                                 =============== ================= ================ ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                  MIST T. ROWE PRICE MID CAP                                                 MIST TURNER MID CAP
          MIST SSGA GROWTH ETF                       GROWTH     MIST THIRD AVENUE SMALL CAP VALUE                         GROWTH
                    SUBACCOUNT                   SUBACCOUNT                            SUBACCOUNT                     SUBACCOUNT
--------------------------------- ----------------------------- ------------------------------------ ------------------------------
           2009           2008             2009      2008 (a)              2009              2008             2009       2008 (a)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
    $ 876,544      $    503,190     $    (31,486)   $ (18,381)   $      (509,689)   $   (1,533,128)    $    (53,083)   $  (49,738)
     (2,989,223)      3,199,635         (127,441)     (43,931)       (10,222,037)        4,093,317         (363,716)     (135,578)
     34,332,000     (69,119,633)         748,484     (583,520)        40,735,191       (64,026,673)       1,412,188    (1,830,916)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     32,219,321     (65,416,808)         589,557     (645,832)        30,003,465       (61,466,484)         995,389    (2,016,232)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
      9,285,810      16,289,863           71,177        2,147          5,154,111         8,015,346            9,364        14,897
     (6,955,257)    (16,721,992)         925,351    1,744,086         (5,074,616)      (19,084,521)         (14,949)    4,570,829
       (236,972)       (265,768)            (505)        (380)           (89,548)         (100,008)          (1,046)       (1,103)
     (9,446,385)    (13,154,590)        (110,975)     (38,360)       (12,549,405)      (19,079,001)        (201,507)     (237,309)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     (7,352,804)    (13,852,487)         885,048    1,707,493        (12,559,458)      (30,248,184)        (208,138)    4,347,314
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     24,866,517     (79,269,295)       1,474,605    1,061,661         17,444,007       (91,714,668)         787,251     2,331,082
    123,461,622     202,730,917        1,061,661           --        132,190,608       223,905,276        2,331,082            --
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
$ 148,328,139      $123,461,622    $   2,536,266   $1,061,661    $   149,634,615   $   132,190,608    $   3,118,333   $ 2,331,082
================== ============== ================ ============ ================== ================= ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                           MIST VAN KAMPEN MID CAP     MORGAN STANLEY CAPITAL
                                          MIST VAN KAMPEN COMSTOCK                          GROWTH              OPPORTUNITIES
                                                        SUBACCOUNT                      SUBACCOUNT                 SUBACCOUNT
                                    ----------------------------------- ------------------------------- --------------------------
                                             2009             2008            2009            2008         2009          2008
                                    ----------------   ---------------- --------------- --------------- ------------ -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (2,508,082)       $ 2,487        $  (276,970)     $  (209,542)     $   (20,730) $   (28,978)
  Net realized gains (losses)           3,522,859          (45,580)      (1,381,216)        (805,959)          (3,174)      66,520
  Change in unrealized gains
     (losses) on investments           55,307,087         (319,346)       8,351,445      (10,201,486)         526,176     (846,778)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 56,321,864         (362,439)       6,693,259      (11,216,987)         502,272     (809,236)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 897,453           25,976           59,236           96,526            1,200           --
  Net transfers (including
     fixed account)                   197,759,833         (295,329)         399,825       20,536,961           41,974     (698,591)
  Contract charges                       (120,334)            (207)          (3,622)          (3,271)            (126)        (122)
  Transfers for contract benefits
     and terminations                 (18,470,317)        (135,685)      (1,861,341)      (2,108,366)         (70,086)    (181,769)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          180,066,635         (405,245)      (1,405,902)      18,521,850          (27,038)    (880,482)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets                  236,388,499         (767,684)       5,287,357        7,304,863          475,234   (1,689,718)
NET ASSETS:
  Beginning of year                       648,344        1,416,028       12,604,861        5,299,998          753,390    2,443,108
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
  End of year                       $ 237,036,843      $   648,344      $17,892,218     $ 12,604,861       $1,228,624 $    753,390
                                    ================   ================ =============== ===============  ============ =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                               MSF BARCLAYS CAPITAL AGGREGATE                    MSF BLACKROCK
MORGAN STANLEY DIVIDEND GROWTH   MORGAN STANLEY S&P 500 INDEX                      BOND INDEX                AGGRESSIVE GROWTH
                    SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- ----------------------------- --------------------------------- ------------------------------
         2009             2008            2009           2008             2009           2008               2009         2008
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
  $    (8,245)   $     (49,874)     $ 30,080      $     9,605    $   6,658,550   $   5,127,410    $   (1,460,494) $ (2,320,904)
      (41,581)          11,587        (110,424)        14,702          117,524        (137,346)       (5,561,733)     (583,784)
      498,780       (1,265,207)      1,433,544     (3,665,149)      (1,818,067)      1,373,510        47,151,550  (82,608,125)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
      448,954       (1,303,494)      1,353,200     (3,640,842)       4,958,007       6,363,574        40,129,323  (85,512,813)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
          200               --          27,898         21,500        4,759,392       7,011,637         1,007,472    1,680,989
      147,897         (195,144)        209,799        106,124       (4,887,320)     (9,762,625)       (2,001,221)   (5,832,422)
         (257)            (286)         (1,040)          (950)        (109,783)       (110,415)         (100,380)     (114,132)
     (301,578)        (336,166)       (196,050)      (508,939)     (15,526,500)    (21,803,188)      (12,129,817)  (25,496,166)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
     (153,738)        (531,596)         40,607       (382,265)     (15,764,211)    (24,664,591)      (13,223,946)  (29,761,731)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
      295,216       (1,835,090)      1,393,807     (4,023,107)     (10,806,204)    (18,301,017)       26,905,377  (115,274,544)
    1,981,211        3,816,301       5,673,311      9,696,418      135,715,355     154,016,372        91,555,768   206,830,312
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
$   2,276,427     $  1,981,211   $   7,067,118    $ 5,673,311  $   124,909,151    $135,715,355    $  118,461,145  $ 91,555,768
================ =============== ================ ============ ================== ============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    MSF BLACKROCK BOND INCOME         MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK LARGE CAP VALUE
                                                   SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                             ----------------------------------- --------------------------------- --------------------------------
                                      2009               2008             2009             2008          2009            2008 (a)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                       $ 15,849,758     $   12,803,418    $   3,554,551    $   2,428,537    $   (96,633)     $   (310,808)
  Net realized gains
 (losses)                       (1,318,378)           947,866       (3,639,908)      (2,076,771)   (1,183,439)          (620,613)
  Change in unrealized gains
     (losses) on investments     8,009,416        (32,707,621)      42,314,738      (45,812,412)    2,824,117         (7,918,754)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          22,540,796        (18,956,337)      42,229,381      (45,460,646)    1,544,045         (8,850,175)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        2,837,319          3,883,712        5,537,932        4,653,829       268,895            125,416
  Net transfers (including
     fixed account)             20,579,435         (5,102,152)     132,215,313         (396,394)      624,990         28,505,246
  Contract charges                (116,686)          (120,024)        (251,232)        (137,629)       (6,896)            (6,825)
  Transfers for contract
     benefits
     and terminations          (40,944,661)       (62,634,821)     (20,744,481)     (18,148,617)   (1,170,695)        (1,776,531)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions   (17,644,593)       (63,973,285)     116,757,532      (14,028,811)     (283,706)        26,847,306
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets             4,896,203        (82,929,622)     158,986,913      (59,489,457)    1,260,339         17,997,131
NET ASSETS:
  Beginning of year            305,259,676        388,189,298      122,906,726      182,396,183    17,997,131                 --
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
  End of year                $ 310,155,879    $   305,259,676    $ 281,893,639    $ 122,906,726    $ 19,257,470    $  17,997,131
                             ================ ================== ================ ================ ============= ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MSF BLACKROCK LEGACY LARGE CAP
                        GROWTH       MSF BLACKROCK MONEY MARKET        MSF DAVIS VENTURE VALUE            MSF FI VALUE LEADERS
                    SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
------------------------------- -------------------------------- ------------------------------ ---------------------------------
           2009       2008 (a)             2009          2008              2009      2008 (a)              2009           2008
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
$    (2,298,591)  $       (10)  $    (4,537,361) $  4,708,669    $      (32,829) $  (628,533)     $   1,118,879    $    347,602
      2,742,618            (6)               --            --        (4,049,816)  (2,115,336)       (14,115,110)      3,536,071
     63,399,818          (375)               --            --        15,655,746  (24,222,679)        30,416,145     (77,542,269)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
     63,843,845          (391)       (4,537,361)    4,708,669        11,573,101  (26,966,548)        17,419,914     (73,658,596)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
      2,584,629        14,879        13,812,864    18,848,298           511,862      621,722            707,028       1,056,746
    220,173,602         4,867       116,918,241   391,137,857           637,188   73,206,950         (3,105,174)       (117,906)
       (149,841)           --          (171,530)     (144,491)          (14,523)     (12,042)           (33,631)        (33,741)
    (16,544,345)          (44)     (231,513,145) (309,355,748)       (4,880,875)  (5,640,002)       (11,994,511)    (22,610,267)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
    206,064,045        19,702      (100,953,570)  100,485,916        (3,746,348)  68,176,628        (14,426,288)    (21,705,168)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
    269,907,890        19,311      (105,490,931)  105,194,585         7,826,753   41,210,080          2,993,626     (95,363,764)
         19,311            --       441,091,140   335,896,555        41,210,080           --        100,762,189     196,125,953
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
$   269,927,201   $    19,311   $   335,600,209  $441,091,140    $   49,036,833  $41,210,080    $   103,755,815    $100,762,189
================= ============= ================ =============== =============== ============== ================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                             MSF
                                                                       MSF       MET/DIMENSIONAL
                                                             LOOMIS SAYLES         INTERNATIONAL
                                 MSF JENNISON GROWTH        SMALL CAP CORE         SMALL COMPANY  MSF METLIFE AGGRESSIVE ALLOCATION
                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT                         SUBACCOUNT
                             ------------------------------- -------------------- -------------- ----------------------------------
                                     2009         2008 (a)         2009 (c)           2009 (c)         2009                   2008
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                       $ (823,693)   $    (771,689)   $      (2,259)       $      (347)   $   481,447      $      (391,670)
  Net realized gains
 (losses)                     (3,764,322)      (1,710,483)           1,003                101     (2,659,832)              19,900
  Change in unrealized gains
     (losses) on investments  22,199,459      (25,817,754)          43,867                933     15,262,035          (30,203,547)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations        17,611,444      (28,299,926)          42,611                687     13,083,650           (30,575,317)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        420,491          289,023           39,528              2,821      4,450,429             5,462,086
  Net transfers (including
     fixed account)           (2,249,842)      87,925,070          254,535             72,058        497,698            (2,606,692)
  Contract charges               (54,956)         (60,439)             (20)                (1)       (68,969)              (69,726)
  Transfers for contract
     benefits
     and terminations         (6,953,762)      (6,863,401)         (11,266)              (134)    (3,689,758)           (5,688,662)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets
       resulting
       from
       contract transactions  (8,838,069)      81,290,253          282,777             74,744      1,189,400            (2,902,994)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets           8,773,375       52,990,327          325,388             75,431     14,273,050           (33,478,311)
NET ASSETS:
  Beginning of year           52,990,327              --               --                 --      43,639,028             77,117,339
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
  End of year                $61,763,702  $   52,990,327     $     325,388         $   75,431    $57,912,078           $ 43,639,028
                             ============ ================== ==================== ============== ============== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                 MSF METLIFE    MSF METLIFE CONSERVATIVE TO
     CONSERVATIVE ALLOCATION            MODERATE ALLOCATION  MSF METLIFE MID CAP STOCK INDEX    MSF METLIFE MODERATE ALLOCATION
                  SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
----------------------------- ------------------------------ ---------------------------------- ----------------------------------
          2009        2008              2009         2008             2009              2008               2009            2008
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
  $    413,774  $  (177,171)   $    1,584,645  $  (152,398)    $     26,945    $        5,831      $   6,437,828    $ (1,865,325)
      (207,205)    (358,759)       (2,735,851)   (1,177,646)         (82,239)          194,205         (8,424,503)     (2,747,758)
     4,656,981   (3,754,793)       17,221,045   (21,885,122)       1,716,453        (2,504,793)        84,951,148    (146,964,157)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     4,863,550   (4,290,723)       16,069,839   (23,215,166)       1,661,159        (2,304,757)        82,964,473    (151,577,240)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     1,051,508    1,006,796         3,798,278     4,999,651          404,500           500,192         21,531,199      30,484,065
     7,292,500   13,649,344         4,082,362     4,705,961          313,320           928,007         (2,092,627)     (1,062,555)
        (9,805)      (6,885)          (58,296)      (53,640)          (4,740)           (4,504)          (464,281)       (458,718)
    (4,309,783)  (3,627,058)      (11,035,816)  (12,261,330)        (473,648)         (468,551)       (40,662,396)    (57,581,578)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     4,024,420   11,022,197        (3,213,472)   (2,609,358)         239,432           955,144        (21,688,105)    (28,618,786)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     8,887,970    6,731,474        12,856,367   (25,824,524)       1,900,591        (1,349,613)        61,276,368    (180,196,026)
    23,973,280   17,241,806        76,216,690   102,041,214        4,353,823         5,703,436        349,923,570     530,119,596
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
  $ 32,861,250  $23,973,280    $   89,073,057  $ 76,216,690    $   6,254,414   $     4,353,823    $   411,199,938   $ 349,923,570
=============== ============= ===============  =============  =============== ================= ================== ===============


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                       MSF METLIFE MODERATE TO
                                         AGGRESSIVE ALLOCATION           MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN
                                                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                              ----------------------------------- --------------------------------- -------------------------------
                                       2009               2008             2009             2008           2009             2008
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                         $ 4,265,143    $    (2,264,924)   $  (3,304,307)    $   3,903,640   $  15,963,723   $   16,414,038
  Net realized gains (losses)    (8,435,668)        (1,237,714)        1,951,873        6,818,391     (34,447,130)      39,935,543
  Change in unrealized gains
     (losses) on investments     81,483,365       (165,604,362)      195,977,835     (234,453,075)    110,011,807     (269,876,523)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations           77,312,840       (169,107,000)      194,625,401     (223,731,044)     91,528,400     (213,526,942)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        19,494,043         27,473,081        44,566,390       31,336,147       9,924,994       18,543,406
  Net transfers (including
     fixed account)              (5,053,431)       (14,092,274)      356,245,886      (15,863,917)    (14,533,124)     (53,485,899)
  Contract charges                 (501,237)          (507,748)         (717,515)        (519,423)       (340,402)        (361,212)
  Transfers for contract
     benefits
     and terminations           (25,862,094)       (52,660,768)      (54,957,009)     (52,834,989)    (75,536,392)    (126,932,204)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (11,922,719)       (39,787,709)      345,137,752      (37,882,182)    (80,484,924)    (162,235,909)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets             65,390,121       (208,894,709)      539,763,153     (261,613,226)     11,043,476     (375,762,851)
NET ASSETS:
  Beginning of year             290,979,056        499,873,765       354,305,788      615,919,014     625,319,073    1,001,081,924
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
  End of year                 $ 356,369,177    $   290,979,056     $ 894,068,941    $ 354,305,788   $ 636,362,549   $  625,319,073
                             ================= ================== ================ ================ ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                  MSF NEUBERGER BERMAN MID CAP
               MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX                            VALUE      MSF OPPENHEIMER GLOBAL EQUITY
                  SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
------------------------------- -------------------------------- -------------------------------- --------------------------------
         2009           2008              2009           2008              2009           2008               2009            2008
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
$  (1,053,901)   $      159,429    $  2,246,943   $   2,005,623     $   (13,238)   $    (195,294)      $  3,387,171  $    2,727,978
   (4,999,974)        3,231,319      (5,508,736)       (658,454)     (2,143,976)      (1,517,733)       (19,069,420)      2,873,384
   17,381,628       (36,694,100)     20,857,492     (56,104,443)      8,013,551      (12,349,170)       121,479,376    (227,361,542)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
   11,327,753       (33,303,352)     17,595,699     (54,757,274)      5,856,337      (14,062,197)       105,797,127    (221,760,180)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
    2,390,601         2,820,416       4,135,125       5,909,368             360           17,195         10,838,290     15,812,281
      595,560         9,352,956      (1,890,853)     (5,869,050)        (93,852)      (1,432,913)       (11,470,315)    (9,902,172)
      (27,661)          (27,637)        (63,731)        (68,004)         (4,384)          (4,868)          (218,579)      (231,757)
   (7,102,579)       (9,595,401)     (7,136,781)    (13,804,908)     (2,030,810)      (3,869,399)       (26,389,228)   (45,357,256)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
   (4,144,079)        2,550,334      (4,956,240)    (13,832,594)     (2,128,686)      (5,289,985)       (27,239,832)   (39,678,904)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
    7,183,674       (30,753,018)     12,639,459     (68,589,868)      3,727,651      (19,352,182)        78,557,295   (261,439,084)
   64,279,938        95,032,956      69,092,998     137,682,866      13,966,556       33,318,738        295,841,010    557,280,094
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
$  71,463,612    $   64,279,938    $ 81,732,457   $  69,092,998     $17,694,207    $  13,966,556     $  374,398,305  $ 295,841,010
================ ============== ================= ============== ================= ============== ================== =============


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                 MSF T. ROWE PRICE LARGE CAP      MSF T. ROWE PRICE SMALL CAP
                                      MSF RUSSELL 2000 INDEX                          GROWTH                           GROWTH
                                                  SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                             ---------------------------------- ------------------------------- --------------------------------
                                      2009              2008            2009            2008          2009            2008 (a)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                          $ 806,291       $ 185,873        $ (547,600)     $ (781,717)     $(980,856)        $ (911,596)
  Net realized gains
 (losses)                       (2,543,530)        2,774,662      (3,347,314)      1,304,205     (1,797,039)        (1,494,596)
  Change in unrealized gains
     (losses) on investments    22,055,715       (49,989,694)     18,732,599     (31,653,779)    26,909,994        (33,942,023)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          20,318,476       (47,029,159)     14,837,685     (31,131,291)    24,132,099        (36,348,215)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        4,460,129         6,179,495         626,777         712,242      3,385,801          3,362,652
  Net transfers (including
     fixed account)             (1,149,109)       (4,089,244)        545,731       5,428,813       (640,078)       111,767,249
  Contract charges                 (85,892)          (89,790)        (24,343)        (26,154)       (66,976)           (67,168)
  Transfers for contract
     benefits
     and terminations           (7,939,018)      (14,208,155)     (5,612,072)     (9,263,104)    (8,104,221)        (9,655,575)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (4,713,890)      (12,207,694)     (4,463,907)     (3,148,203)    (5,425,474)       105,407,158
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets            15,604,586       (59,236,853)     10,373,778     (34,279,494)    18,706,625         69,058,943
NET ASSETS:
  Beginning of year             87,292,343       146,529,196      39,237,067      73,516,561     69,058,943                 --
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
  End of year                $ 102,896,929    $ 87,292,343       $49,610,845    $ 39,237,067    $87,765,568       $ 69,058,943
                             ================ ================= =============== =============== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT                PIONEER VCT BOND        PIONEER VCT CULLEN VALUE
                  SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- --------------------------------- ------------------------------- -------------------------------
         2009           2008               2009           2008              2009          2008              2009          2008
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    $ 413,329     $  255,680        $ 6,450,231    $ 3,296,353         $ 866,588     $ 798,259       $  (144,361)   $  (86,435)
       68,401        (43,621)          (721,385)        49,847            32,213      (348,052)         (813,411)     (435,026)
    1,508,727     (1,649,036)          (318,941)    (7,436,714)        2,672,431    (1,381,462)        2,993,813    (6,255,903)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    1,990,457     (1,436,977)         5,409,905     (4,090,514)        3,571,232      (931,255)        2,036,041    (6,777,364)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
       85,859        105,039          3,449,301      5,061,107           200,788       743,721            81,834       438,120
      453,192        658,850         (5,051,223)   104,528,429         4,376,855     5,195,315           664,394       903,243
       (3,714)        (3,614)          (114,731)      (120,736)           (9,278)       (7,876)           (5,817)       (4,536)
   (1,321,293)    (1,555,245)       (27,819,606)   (31,187,228)       (3,752,302)   (2,871,592)         (714,231)   (1,725,616)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
     (785,956)      (794,970)       (29,536,259)    78,281,572           816,063     3,059,568            26,180      (388,789)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    1,204,501     (2,231,947)       (24,126,354)    74,191,058         4,387,295     2,128,313         2,062,221    (7,166,153)
    6,937,973      9,169,920        209,916,401    135,725,343        23,504,903    21,376,590        12,564,364    19,730,517
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
$   8,142,474    $ 6,937,973      $ 185,790,047    $209,916,401      $27,892,198    $ 23,504,903    $ 14,626,585    $ 12,564,364
================ ============== ================== ============== ================= ============= ================= =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME              PIONEER VCT FUND
                                                        SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                    --------------------------------- ------------------------------- -----------------------------
                                            2009              2008            2009            2008          2009            2008
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (205,616)    $    (480,087)    $   221,027     $   199,856    $   (92,368)    $  (168,830)
  Net realized gains (losses)         (1,576,847)        4,292,822      (2,218,347)      1,464,623     (2,511,656)      1,419,780
  Change in unrealized gains
     (losses) on investments          11,768,760       (24,224,720)      3,879,742     (11,870,333)     8,020,176     (18,308,776)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 9,986,297       (20,411,985)      1,882,422     (10,205,854)     5,416,152     (17,057,826)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                267,589           975,687          83,892         619,549        249,651         678,369
  Net transfers (including
     fixed account)                    3,184,385        (2,200,952)     (1,469,368)     (2,892,677)    (2,239,001)     (1,026,717)
  Contract charges                       (10,903)           (9,643)         (8,818)         (9,368)       (13,716)        (14,901)
  Transfers for contract benefits
     and terminations                 (1,306,343)       (1,658,953)     (1,503,317)     (2,825,967)    (2,903,709)     (7,669,370)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           2,134,728        (2,893,861)     (2,897,611)     (5,108,463)    (4,906,775)     (8,032,619)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets                  12,121,025       (23,305,846)     (1,015,189)    (15,314,317)       509,377     (25,090,445)
NET ASSETS:
  Beginning of year                   13,714,981        37,020,827      20,833,195      36,147,512     28,806,173      53,896,618
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
  End of year                       $ 25,836,006    $ 13,714,981       $19,818,006    $ 20,833,195    $29,315,550    $ 28,806,173
                                    =============== ================= =============== =============== ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                     PIONEER VCT                       PIONEER VCT
       PIONEER VCT HIGH YIELD         IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION        PIONEER VCT MID CAP VALUE
                   SUBACCOUNT                         SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
-------------------------------- ---------------------------------- --------------------------------- ------------------------------
          2009           2008               2009            2008               2009           2008              2009           2008
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
   $ 2,139,157     $  2,035,056        $ 518,874     $   (31,263)     $ 1,452,383     $  1,030,401     $ (183,570)     $   (508,471)
    (3,715,616)    (1,236,125)        (6,908,239)     12,737,572         (5,417,146)     4,764,891        (5,882,485)        47,971
    18,157,409    (13,840,996)        60,945,509    (117,209,186)        33,415,291    (57,555,464)       14,148,015    (23,144,446)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
    16,580,950    (13,042,065)        54,556,144    (104,502,877)        29,450,528    (51,760,172)        8,081,960    (23,604,946)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
       534,196      1,427,713          3,902,753      47,247,566          1,954,854     17,255,667           268,840        735,787
     5,441,552       (795,928)            47,840      (5,405,441)         4,193,489     (2,444,515)       (1,433,734)    (5,318,844)
       (14,695)       (10,249)          (133,723)        (90,460)           (46,905)       (36,834)          (20,950)       (22,584)
    (3,325,448)    (3,747,304)        (9,226,017)     (7,446,571)       (10,183,335)    (9,086,408)       (3,844,567)    (5,815,701)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
     2,635,605     (3,125,768)        (5,409,147)     34,305,094         (4,081,897)     5,687,910        (5,030,411)   (10,421,342)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
    19,216,555    (16,167,833)        49,146,997     (70,197,783)        25,368,631    (46,072,262)        3,051,549    (34,026,288)
    25,983,877     42,151,710        184,451,666     254,649,449        103,808,691    149,880,953        40,897,724     74,924,012
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
$   45,200,432    $25,983,877       $233,598,663     $184,451,666     $  129,177,322    $ 103,808,691     $43,949,273    $40,897,724
================= ============== ================== =============== ================== ============== ================= ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    PIONEER VCT REAL ESTATE SHARES            UIF CAPITAL GROWTH           UIF EQUITY AND INCOME
                                                        SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                    --------------------------------- ----------------------------- -------------------------------
                                            2009              2008           2009           2008           2009             2008
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 243,674       $   321,642     $ (137,105)   $  (185,720)   $ 1,557,654      $ 1,416,789
  Net realized gains (losses)         (2,726,121)        3,107,876       (228,359)       534,764     (5,413,388)       3,480,143
  Change in unrealized gains
     (losses) on investments           5,240,904       (10,249,558)     4,138,075     (7,581,642)    28,392,647      (57,249,024)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,758,457        (6,820,040)     3,772,611     (7,232,598)    24,536,913      (52,352,092)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 95,753           442,004            540          5,621        486,817        1,660,758
  Net transfers (including
     fixed account)                      211,648          (513,209)      (126,359)      (876,321)    (3,462,561)     (17,530,258)
  Contract charges                        (6,413)           (6,924)        (2,377)        (2,386)       (54,617)         (57,742)
  Transfers for contract benefits
     and terminations                   (770,938)       (1,455,139)    (1,054,680)    (2,211,770)   (16,085,834)     (23,832,898)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (469,950)       (1,533,268)    (1,182,876)    (3,084,856)   (19,116,195)     (39,760,140)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets                   2,288,507        (8,353,308)     2,589,735    (10,317,454)     5,420,718      (92,112,232)
NET ASSETS:
  Beginning of year                   10,025,395        18,378,703      6,578,629     16,896,083    142,710,330      234,822,562
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
  End of year                       $ 12,313,902    $   10,025,395     $9,168,364     $6,578,629    $148,131,048    $142,710,330
                                    =============== ================= ============== ============== ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   UIF SMALL COMPANY GROWTH             UIF U.S. REAL ESTATE                        UIF VALUE     VAN KAMPEN LIT CAPITAL GROWTH
                 SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- ---------------------------------
         2009          2008              2009           2008              2009           2008              2009            2008
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
 $    (93,439)   $ (126,673)      $   277,482     $  485,615       $   177,681     $  265,532     $    (241,299)      $(550,989)
     (366,726)      421,134        (3,203,984)     1,451,537        (1,851,398)     1,560,266          (776,417)     (9,258,760)
    2,107,383    (3,384,971)        7,377,546    (12,937,822)        4,160,466     (8,736,252)        7,384,771      (7,263,071)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
    1,647,218    (3,090,510)        4,451,044    (11,000,670)        2,486,749     (6,910,454)        6,367,055     (17,072,820)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
           --        11,179           102,434        320,530                10         31,581            13,943         277,391
       85,232      (729,000)          194,831     (1,348,044)         (296,311)    (1,727,425)         (403,716)    (94,163,371)
         (961)         (930)          (10,890)       (12,650)           (2,996)        (3,226)           (5,062)         (6,467)
     (528,136)     (566,913)       (1,844,493)    (3,809,362)       (1,813,078)    (2,663,487)       (1,278,462)     (7,230,653)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
     (443,865)   (1,285,664)       (1,558,118)    (4,849,526)       (2,112,375)    (4,362,557)       (1,673,297)   (101,123,100)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
    1,203,353    (4,376,174)        2,892,926    (15,850,196)          374,374    (11,273,011)        4,693,758    (118,195,920)
    3,995,503     8,371,677        17,256,470     33,106,666        10,417,944     21,690,955        10,959,766     129,155,686
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
$   5,198,856    $3,995,503    $   20,149,396    $17,256,470    $   10,792,318    $10,417,944    $   15,653,524    $ 10,959,766
================ ============= ================= ============== ================= ============== ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                 VAN KAMPEN                WELLS FARGO
                              VAN KAMPEN LIT GOVERNMENT               LIT GROWTH AND INCOME     VT SMALL/MID CAP VALUE
                                             SUBACCOUNT                          SUBACCOUNT                 SUBACCOUNT
                         --------------------------------- --------------------------------- -------------------------
                                    2009              2008             2009             2008         2009         2008
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)        $ 1,502,603     $   1,136,523       $2,572,645         $592,793     $ (4,589)     $ (64,758)
  Net realized
     gains (losses)          (284,663)         (379,206)      (6,266,645)       8,310,789     (281,210)       681,398
  Change in unrealized
     gains (losses)
     on investments        (1,508,004)         (960,412)      29,356,135      (86,630,042)   1,812,544     (2,896,130)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in net
       assets resulting
       from operations       (290,064)         (203,095)      25,662,135      (77,726,460)   1,526,745     (2,279,490)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
CONTRACT TRANSACTIONS:
  Purchase payments
     received from
     contract owners           32,415            69,750          466,185          999,977       83,273        116,452
  Net transfers
     (including
     fixed account)         2,404,293           657,329       (4,108,032)     (16,646,151)     131,168         71,884
  Contract charges             (6,351)           (6,028)         (70,142)         (78,202)      (1,888)          (690)
  Transfers for contract
     benefits and
     terminations          (7,128,617)       (8,167,048)     (17,834,557)     (29,099,613)    (203,308)      (867,208)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in net
       assets resulting
       from contract
       transactions        (4,698,260)       (7,445,997)     (21,546,546)     (44,823,989)       9,245       (679,562)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in
       net assets          (4,988,324)       (7,649,092)       4,115,589     (122,550,449)   1,535,990     (2,959,052)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
NET ASSETS:
  Beginning of year        35,849,224        43,498,316      137,594,743      260,145,192    2,659,523      5,618,575
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
  End of year            $ 30,860,900    $   35,849,224     $141,710,332     $137,594,743    $4,195,513    $2,659,523
                         =============== ================= ================ ================ ============ ============


(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined twenty-three registered variable annuity separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2008. The financial statements and financial information for prior years have been recast in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Separate Account Five for Variable
Annuities
MetLife of CT Separate Account Six for Variable
Annuities
MetLife of CT Separate Account Seven for Variable
Annuities
MetLife of CT Separate Account Eight for Variable
Annuities
MetLife of CT Separate Account Nine for Variable
Annuities
MetLife of CT Separate Account Ten for Variable
Annuities
MetLife of CT Separate Account Twelve for Variable
Annuities

MetLife of CT Separate Account Thirteen for Variable
Annuities
MetLife of CT Separate Account Fourteen for Variable
Annuities
MetLife of CT Separate Account PF for Variable
Annuities
MetLife of CT Separate Account PF II for Variable
Annuities
MetLife of CT Separate Account TM for Variable
Annuities
MetLife of CT Separate Account TM II for Variable
Annuities
MetLife Insurance Company of Connecticut Variable
Annuity Separate Account 2002
MetLife Life and Annuity Company of Connecticut
Variable Annuity Separate Account 2002
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account QP for Variable
Annuities

Each Subaccount of the aforementioned separate accounts has been combined with the Subaccounts of the Separate Account or added as an additional Subaccount if a corresponding Subaccount did not already exist.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger Portfolios ("Alger")
AllianceBernstein Variable Products Series Fund, Inc.
("AllianceBernstein")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Delaware VIP Trust ("Delaware VIP")
Dreyfus Socially Responsible Growth Fund, Inc.
("Dreyfus Socially Responsible Growth")

DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
("FTVIPT")

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Morgan Stanley Variable Investment Series
("Morgan Stanley")
Metropolitan Series Fund ("MSF")*

Pioneer Variable Contracts Trust ("Pioneer VCT")
The Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2009:

AIM V.I. Utilities Subaccount
Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust International Equity Flex III
Subaccount*
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Global Opportunities Subaccount
DWSI Health Care Subaccount
DWSII Government & Agency Securities Subaccount
DWSII Dreman Small Mid Cap Value Subaccount
DWSII Global Thematic Subaccount
DWSII Technology Subaccount
Fidelity VIP Contrafund Subaccount**
Fidelity VIP Dynamic Capital Appreciation Subaccount
Fidelity VIP Equity-Income Subaccount**
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities
Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities
Subaccount

FTVIPT Templeton Foreign Securities Subaccount
FTVIPT Templeton Growth Securities Subaccount**
Janus Aspen Enterprise Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Perkins Mid Cap Value Subaccount
Janus Aspen Worldwide Subaccount
LMPVET Batterymarch Variable Global Equity Subaccount**
LMPVET ClearBridge Variable Equity Income Builder Subaccount**
LMPVET ClearBridge Variable Aggressive Growth Subaccount**
LMPVET ClearBridge Variable Appreciation Subaccount**
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy Subaccount
LMPVET ClearBridge Variable Fundamental Value Subaccount
LMPVET ClearBridge Variable Investors Subaccount**
LMPVET ClearBridge Variable Large Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core Subaccount
LMPVET ClearBridge Variable Small Cap Growth Subaccount
LMPVET Global Currents Variable International All Cap Opportunity Subaccount LMPVET Investment Counsel Variable Social Awareness Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVIT Western Asset Variable Adjustable Rate
Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic
Income Subaccount
LMPVIT Western Asset Variable Global High Yield
Bond Subaccount
LMPVIT Western Asset Variable High Income
Subaccount
LMPVIT Western Asset Variable Money Market
Subaccount
LMPVIT Western Asset Variable Strategic Bond
Subaccount
MIST American Funds Balanced Allocation Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount**
MIST Clarion Global Real Estate Subaccount**
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth
Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST MetLife Balanced Strategy Subaccount*
MIST MetLife Growth Strategy Subaccount*
MIST MetLife Moderate Strategy Subaccount*
MIST MFS Emerging Markets Equity Subaccount**
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount**
MIST PIMCO Inflation Protected Bond Subaccount**
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount

MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount
MIST Van Kampen Mid Cap Growth Subaccount**
Morgan Stanley Capital Opportunities Subaccount
Morgan Stanley Dividend Growth Subaccount
Morgan Stanley S&P 500 Index Subaccount
MSF Barclays Capital Aggregate Bond Index
Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount**
MSF BlackRock Diversified Subaccount**
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount
MSF BlackRock Money Market Subaccount**
MSF Davis Venture Value Subaccount**
MSF FI Value Leaders Subaccount**
MSF Jennison Growth Subaccount**
MSF Loomis Sayles Small Cap Core Subaccount*
MSF Met/Dimensional International Small Company
Subaccount*
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
Subaccount
MSF MetLife Stock Index Subaccount**
MSF MFS Total Return Subaccount**
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount**
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount**
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
Opportunities Subaccount
MSF Western Asset Management U.S. Government
Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Fund Subaccount
Pioneer VCT High Yield Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

Pioneer VCT Ibbotson Moderate Allocation
Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Capital Growth Subaccount
UIF Equity and Income Subaccount
UIF Small Company Growth Subaccount

UIF U.S. Real Estate Subaccount
UIF Value Subaccount
Van Kampen LIT Capital Growth Subaccount**
Van Kampen LIT Government Subaccount**
Van Kampen LIT Growth and Income Subaccount**
Wells Fargo VT Small/Mid Cap Value Subaccount

* This Subaccount began operations during the year ended December 31, 2009.

** This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2009:

Credit Suisse International Equity Flex II
MSF Capital Guardian U.S. Equity Subaccount
MSF FI Large Cap Subaccount
MIST Legg Mason Partners Managed Assets
Subaccount
MIST Met/AIM Capital Appreciation Subaccount
UIF Core Plus Fixed Income Subaccount
DWSII Conservative Allocation Subaccount
DWSII Growth Allocation Subaccount
DWSII Moderate Allocation Subaccount
Janus Aspen Forty Subaccount
LMPVET Equity Index Subaccount

PIMCO VIT Total Return Subaccount
Pioneer VCT Strategic Income Subaccount
Van Kampen LIT Comstock Subaccount
Van Kampen LIT Enterprise Subaccount
Pioneer VCT Global High Yield Subaccount
Pioneer VCT Ibbotson Aggressive Allocation
Subaccount
Pioneer VCT Independence Subaccount
Pioneer VCT International Value Subaccount
Pioneer VCT Oak Ridge Large Cap Growth
Subaccount
Pioneer VCT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                            NEW NAME
(AllianceBernstein) Global Technology Portfolio        (AllianceBernstein) Global Thematic Growth Portfolio
(Credit Suisse Trust) Global Small Cap Portfolio       (Credit Suisse Trust) International Equity Flex II Portfolio
(Janus Aspen) Mid Cap Growth Portfolio                 (Janus Aspen) Enterprise Portfolio
(Janus Aspen) International Growth Portfolio           (Janus Aspen) Overseas Portfolio
(Janus Aspen) Mid Cap Value Portfolio                  (Janus Aspen) Perkins Mid Cap Value Portfolio
(Janus Aspen) Worldwide Growth Portfolio               (Janus Aspen) Worldwide Portfolio
(LMPVET) Global Equity Portfolio                       (LMPVET) Batterymarch Variable Global Equity
                                                       Portfolio
(LMPVET) Capital and Income Portfolio                  (LMPVET) ClearBridge Variable Equity Income
                                                       Builder Portfolio
(LMPVET) Aggressive Growth Portfolio                   (LMPVET) ClearBridge Variable Aggressive Growth
                                                       Portfolio
(LMPVET) Appreciation Portfolio                        (LMPVET ClearBridge Variable Appreciation Portfolio
(LMPVET Capital Portfolio                              (LMPVET) ClearBridge Variable Capital Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

FORMER NAME                                               NEW NAME
(LMPVET Dividend Strategy Portfolio                       (LMPVET) ClearBridge Variable Dividend Strategy
                                                          Portfolio
(LMPVET) Fundamental Value Portfolio                      (LMPVET) ClearBridge Variable Fundamental Value
                                                          Portfolio
(LMPVET) Investors Portfolio                              (LMPVET) ClearBridge Variable Investors Portfolio
(LMPVET) Large Cap Growth Portfolio                       (LMPVET) ClearBridge Variable Large Cap Growth
                                                          Portfolio
(LMPVET) Mid Cap Core Portfolio                           (LMPVET) ClearBridge Variable Mid Cap Core Portfolio
(LMPVET) Small Cap Growth Portfolio                       (LMPVET) ClearBridge Variable Small Cap Growth
                                                          Portfolio
(LMPVET) International All Cap Opportunity Portfolio      (LMPVET) Global Currents Variable International All Cap
                                                          Opportunity Portfolio
(LMPVET) Social Awareness Portfolio                       (LMPVET) Investment Counsel Variable Social
                                                          Awareness Portfolio
(LMPVIT) Adjustable Rate Income Portfolio                 (LMPVIT) Western Asset Variable Adjustable Rate
                                                          Income Portfolio
(LMPVIT) Diversified Strategic Income Portfolio           (LMPVIT) Western Asset Variable Diversified
                                                          Strategic Income Portfolio
(LMPVIT) Global High Yield Bond Portfolio                 (LMPVIT) Western Asset Variable Global High Yield
                                                          Bond Portfolio
(LMPVIT) High Income Portfolio                            (LMPVIT) Western Asset Variable High Income Portfolio
(LMPVIT) Money Market Portfolio                           (LMPVIT) Western Asset Variable Money Market
                                                          Portfolio
(LMPVIT) Strategic Bond Portfolio                         (LMPVIT) Western Asset Variable Strategic Bond
                                                          Portfolio
(MSF) Lehman Brothers Aggregate Bond Index Portfolio      (MSF) Barclays Capital Aggregate Bond Index Portfolio

MERGERS:

FORMER PORTFOLIO                                          NEW PORTFOLIO
(Credit Suisse Trust) International Equity Flex II        (Credit Suisse Trust) International Equity Flex III
Portfolio                                                 Portfolio
(MSF) Capital Guardian U.S. Equity Portfolio              (MIST) Pioneer Fund Portfolio
(MIST) Legg Mason Partners Managed Assets Portfolio       (MSF) BlackRock Diversified Portfolio
(MSF) FI Large Cap Portfolio                              (MSF) BlackRock Legacy Large Cap Growth Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio             (MSF) BlackRock Legacy Large Cap Growth Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                          NEW PORTFOLIO
(Janus Aspen) Forty Portfolio                             (MIST) Janus Forty Portfolio
(DWSII) Moderate Allocation Portfolio                     (MIST) MetLife Balanced Strategy Portfolio
(DWSII) Growth Allocation Portfolio                       (MIST) MetLife Growth Strategy Portfolio
(DWSII) Conservative Allocation Portfolio                 (MIST) MetLife Moderate Strategy Portfolio
(PIMCO VIT) Total Return Portfolio                        (MIST) PIMCO Total Return Portfolio
(Pioneer VCT) Strategic Income Portfolio                  (MIST) Pioneer Strategic Income Portfolio
(Van Kampen LIT) Comstock Portfolio                       (MIST) Van Kampen Comstock Portfolio
(UIF) Core Plus Fixed Income Portfolio                    (MSF) BlackRock Bond Income Portfolio
(LMPVET) Equity Index Portfolio                           (MSF) MetLife Stock Index Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

LIQUIDATIONS:

(Van Kampen LIT) Enterprise Portfolio
(Pioneer VCT) Global High Yield Portfolio
(Pioneer VCT) Ibbotson Aggressive Allocation Portfolio
(Pioneer VCT) Independence Portfolio
(Pioneer VCT) International Value Portfolio
(Pioneer VCT) Oak Ridge Large Cap Growth Portfolio
(Pioneer VCT) Small Cap Value Portfolio

TRUST NAME CHANGES:

FORMER NAME                                               NEW Name
The Alger American Fund                                   The Alger Portfolios

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Divisions. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1   Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares help by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Subaccounts.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable
Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

EQUITY PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 1.50%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Floor Benefit                                  0.25% - 1.40%
                                               ---------------
Equity Protection                              0.80% - 2.10%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                                   FOR THE YEAR ENDED
                                                                 AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                                 ----------------------- ----------------------------
                                                                                               COST OF       PROCEEDS
                                                                     SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                                 ---------- ------------ ------------- --------------
AIM V.I. Utilities Subaccount                                       187,197    3,192,970       533,466      1,020,984
Alger Capital Appreciation Subaccount                                91,103    3,569,876       787,351        986,314
AllianceBernstein Global Thematic Growth Subaccount                  93,033    1,429,029       340,951        415,243
American Funds Bond Subaccount                                      800,100    7,935,514     6,815,801      1,521,545
American Funds Global Growth Subaccount                          10,879,448  202,376,643    15,248,881     37,897,140
American Funds Global Small Capitalization Subaccount               282,332    4,404,264     3,638,781        642,729
American Funds Growth Subaccount                                  9,136,365  478,491,668    19,952,626     61,847,092
American Funds Growth-Income Subaccount                          12,089,203  418,502,891    16,878,854     55,709,287
Credit Suisse Trust International Equity Flex III Subaccount (a)    190,466    1,104,187     1,106,179          2,005
Delaware VIP Small Cap Value Subaccount                             864,020   21,406,964     1,274,449      3,959,643
Dreyfus Socially Responsible Growth Subaccount                       24,517      603,183        36,280         50,994
DWSI Capital Growth Subaccount                                      620,967   10,237,684       925,391      2,234,614
DWSI Global Opportunities Subaccount                                373,582    4,817,472       610,348      1,065,895
DWSI Health Care Subaccount                                         277,258    3,189,044       574,899      1,529,019
DWSII Government & Agency Securities Subaccount                     495,023    6,077,607     2,337,517      3,883,014
DWSII Dreman Small Mid Cap Value Subaccount                       1,086,543   15,841,360       839,638      2,079,964
DWSII Global Thematic Subaccount                                    609,749    7,199,554       492,203      1,036,994
DWSII Technology Subaccount                                         286,618    2,417,893       695,245        558,152
Fidelity VIP Contrafund Subaccount                               12,635,684  327,735,234    17,430,229     30,719,454
Fidelity VIP Dynamic Capital Appreciation Subaccount                365,288    2,771,060       124,386        346,841
Fidelity VIP Equity-Income Subaccount                            14,293,590  301,342,802     8,368,771     19,247,444
Fidelity VIP High Income Subaccount                               5,950,987   38,086,489     4,318,119      4,471,764
Fidelity VIP Mid Cap Subaccount                                  11,902,513  330,957,835    17,611,289     35,055,608
FTVIPT Franklin Income Securities Subaccount                      2,961,333   42,901,611    15,461,332      6,528,856
FTVIPT Franklin Rising Dividends Securities Subaccount            1,359,703   23,157,105     2,102,403      5,138,455
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount        2,614,903   48,785,141     5,147,027      7,366,940
FTVIPT Mutual Shares Securities Subaccount                        3,437,700   57,965,912     2,318,695      6,944,805
FTVIPT Templeton Developing Markets Securities Subaccount         3,194,221   33,958,663     6,134,102      2,993,738
FTVIPT Templeton Foreign Securities Subaccount                   10,724,169  149,317,257    18,149,428     26,789,891
FTVIPT Templeton Growth Securities Subaccount                     2,955,297   37,171,264     2,253,310      4,661,529
Janus Aspen Enterprise Subaccount                                   569,764   16,864,914       955,426      3,315,622
Janus Aspen Global Life Sciences Subaccount                         439,647    3,533,720       204,577      1,221,610
Janus Aspen Global Technology Subaccount                          1,621,292    6,857,229     1,129,898      1,393,550
Janus Aspen Overseas Subaccount                                   1,759,357   75,498,358     9,111,458      8,206,813
Janus Aspen Perkins Mid Cap Value Subaccount                        178,942    2,326,158       167,504        508,598
Janus Aspen Worldwide Subaccount                                     41,700    1,140,343       125,768        284,825
LMPVET Batterymarch Variable Global Equity Subaccount             3,653,676   53,779,174     1,950,667      6,320,685
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                                     14,772,679  188,013,745     8,108,618     24,674,112
LMPVET ClearBridge Variable Aggressive Growth Subaccount         37,181,118  483,362,609     5,120,845     79,099,024
LMPVET ClearBridge Variable Appreciation Subaccount              21,952,269  496,355,601    26,896,203     92,599,896
LMPVET ClearBridge Variable Capital Subaccount                   10,865,034  147,861,427     1,505,254     19,984,594
LMPVET ClearBridge Variable Dividend Strategy Subaccount          4,630,131   45,667,169     1,277,359      6,774,513
LMPVET ClearBridge Variable Fundamental Value Subaccount         28,834,536  574,276,362     8,979,046     82,326,079
LMPVET ClearBridge Variable Investors Subaccount                 13,903,387  213,612,074     5,333,197     30,793,483
LMPVET ClearBridge Variable Large Cap Growth Subaccount           9,364,729  130,550,054     3,890,789     25,231,292
LMPVET ClearBridge Variable Mid Cap Core Subaccount               5,807,936   72,714,188     1,425,797     11,438,537
LMPVET ClearBridge Variable Small Cap Growth Subaccount           5,546,075   75,099,559     4,036,619     10,710,311
LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount                                         11,676,314  125,219,631     2,667,748     11,179,599
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                                      2,525,234   59,394,958     1,912,324      6,085,163
LMPVET Lifestyle Allocation 50% Subaccount                        9,952,984  113,711,249     6,158,660     22,401,537
LMPVET Lifestyle Allocation 70% Subaccount                        5,990,455   67,752,732     2,263,550      8,785,574
LMPVET Lifestyle Allocation 85% Subaccount                        3,213,187   41,880,090     1,056,224      5,117,603

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                                SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                           ----------- ----------- ------------- --------------
LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount                                                 2,158,791  20,390,382     2,647,706      4,419,854
LMPVIT Western Asset Variable Diversified Strategic Income
  Subaccount                                                 4,418,831  40,153,708     2,867,687      7,582,023
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                                 1,986,027  16,429,198     3,842,355      3,499,657
LMPVIT Western Asset Variable High Income Subaccount        26,862,912 186,344,735    19,694,494     30,236,645
LMPVIT Western Asset Variable Money Market Subaccount      235,550,633 235,550,617    82,229,775    184,704,904
LMPVIT Western Asset Variable Strategic Bond Subaccount      3,891,251  39,112,677     5,639,845      6,141,234
MIST American Funds Balanced Allocation Subaccount             109,530     859,126       535,462         52,702
MIST American Funds Growth Allocation Subaccount                89,065     661,658       452,268         89,069
MIST American Funds Moderate Allocation Subaccount              68,060     588,078       488,576         20,266
MIST Batterymarch Growth and Income Subaccount              17,941,464 363,068,430     6,025,045     25,373,355
MIST BlackRock High Yield Subaccount                        13,207,411 104,909,009    16,125,131     18,537,410
MIST BlackRock Large Cap Core Subaccount                     7,281,159  76,225,186     3,846,893      9,913,173
MIST Clarion Global Real Estate Subaccount                   8,837,045 124,314,955    10,093,829     14,590,668
MIST Dreman Small Cap Value Subaccount                       1,092,353  13,226,764     4,025,535      4,207,883
MIST Harris Oakmark International Subaccount                 7,188,456 108,475,045    14,320,593     16,881,746
MIST Janus Forty Subaccount                                  9,543,172 700,975,385    21,433,723     50,088,287
MIST Lazard Mid Cap Subaccount                               9,672,035 102,299,437     6,076,124     12,779,796
MIST Legg Mason Partners Aggressive Growth Subaccount           23,225     110,150       129,540         90,959
MIST Legg Mason Value Equity Subaccount                        693,935   5,692,752       677,833      1,912,979
MIST Loomis Sayles Global Markets Subaccount                16,678,913 182,071,132     5,229,034     14,404,465
MIST Lord Abbett Bond Debenture Subaccount                   5,780,948  66,901,281    14,065,417     17,034,776
MIST Lord Abbett Growth and Income Subaccount                7,945,678 207,892,081     8,558,161     24,473,207
MIST Lord Abbett Mid Cap Value Subaccount                    4,475,631  86,459,757     3,633,427      9,951,887
MIST Met/AIM Small Cap Growth Subaccount                       737,210   8,929,736     2,423,702      1,820,749
MIST Met/Franklin Mutual Shares Subaccount                      65,601     453,631       219,284         29,743
MIST MetLife Balanced Strategy Subaccount (b)                2,600,781  19,554,995    21,280,196      1,962,974
MIST MetLife Growth Strategy Subaccount (b)                  2,524,374  18,332,221    19,800,455      1,719,751
MIST MetLife Moderate Strategy Subaccount (b)                1,481,813  11,852,403    13,390,195      1,717,525
MIST MFS Emerging Markets Equity Subaccount                 11,236,804 114,164,264    15,411,596     21,103,617
MIST MFS Research International Subaccount                   8,374,312 102,226,309     9,025,419     16,295,632
MIST Oppenheimer Capital Appreciation Subaccount            62,141,671 430,907,359     7,668,048     28,142,695
MIST PIMCO Inflation Protected Bond Subaccount               9,397,659  98,973,001    26,872,500     24,086,627
MIST PIMCO Total Return Subaccount                          36,816,474 390,433,853   412,074,535     46,721,335
MIST Pioneer Fund Subaccount                                 3,960,068  44,339,063    26,464,677      6,746,546
MIST Pioneer Strategic Income Subaccount                    23,862,632 221,222,799    86,592,742     42,959,250
MIST SSgA Growth and Income ETF Subaccount                  11,854,775 121,451,301     3,444,348     13,332,605
MIST SSgA Growth ETF Subaccount                             15,073,998 155,124,161     4,534,608     11,010,869
MIST T. Rowe Price Mid Cap Growth Subaccount                   335,928   2,371,302     1,332,411        479,514
MIST Third Avenue Small Cap Value Subaccount                11,838,181 193,971,000     8,856,334     20,477,301
MIST Turner Mid Cap Growth Subaccount                          293,076   3,537,061       500,491        762,966
MIST Van Kampen Comstock Subaccount                         28,183,975 182,067,804   202,032,544     24,474,442
MIST Van Kampen Mid Cap Growth Subaccount                    2,006,300  19,237,330     2,059,004      3,744,937
Morgan Stanley Capital Opportunities Subaccount                 39,366   1,044,513       110,704        159,094
Morgan Stanley Dividend Growth Subaccount                      173,905   2,365,659       226,404        389,059
Morgan Stanley S&P 500 Index Subaccount                        701,102   7,389,273       548,765        478,991
MSF Barclays Capital Aggregate Bond Index Subaccount        11,417,655 123,111,015    10,291,285     19,397,190
MSF BlackRock Aggressive Growth Subaccount                   5,108,286 121,661,805     4,382,669     19,072,202
MSF BlackRock Bond Income Subaccount                         2,992,613 307,556,990    58,061,690     59,865,212
MSF BlackRock Diversified Subaccount                        19,295,988 282,782,870   145,173,699     24,863,010
MSF BlackRock Large Cap Value Subaccount                     2,044,317  24,352,108     2,164,369      2,546,355
MSF BlackRock Legacy Large Cap Growth Subaccount            11,760,576 206,527,758   223,794,992     20,029,548
MSF BlackRock Money Market Subaccount                        3,356,005 335,600,196   196,362,418    301,859,959

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
MSF Davis Venture Value Subaccount                          1,743,736   57,603,766     4,757,500      8,541,223
MSF FI Value Leaders Subaccount                               827,685  155,692,441     4,832,499     18,148,543
MSF Jennison Growth Subaccount                              5,693,908   65,381,997     1,452,363     11,116,887
MSF Loomis Sayles Small Cap Core Subaccount (b)                 1,897      281,521       290,189          9,671
MSF Met/Dimensional International Small Company
  Subaccount (b)                                                5,202       74,498        76,201          1,804
MSF MetLife Aggressive Allocation Subaccount                6,213,739   72,408,191     7,251,312      5,498,595
MSF MetLife Conservative Allocation Subaccount              3,039,891   31,221,494    14,688,718     10,075,992
MSF MetLife Conservative to Moderate Allocation Subaccount  8,507,453   92,133,420    16,280,476     17,318,278
MSF MetLife Mid Cap Stock Index Subaccount                    563,461    7,016,549     1,266,132        799,160
MSF MetLife Moderate Allocation Subaccount                 40,874,744  467,019,414    34,630,551     44,091,468
MSF MetLife Moderate to Aggressive Allocation Subaccount   36,701,252  436,069,341    23,765,749     27,096,807
MSF MetLife Stock Index Subaccount                         34,085,215  932,875,109   486,300,710    137,076,329
MSF MFS Total Return Subaccount                             5,267,846  740,510,515    41,272,859    105,804,077
MSF MFS Value Subaccount                                    6,382,627   83,149,971     7,399,497     12,604,990
MSF Morgan Stanley EAFE Index Subaccount                    7,207,447  118,701,680     5,407,693      7,626,457
MSF Neuberger Berman Mid Cap Value Subaccount               1,106,580   24,149,765       904,641      3,043,423
MSF Oppenheimer Global Equity Subaccount                   27,812,062  432,563,811    17,506,315     41,370,204
MSF Russell 2000 Index Subaccount                           9,698,107  131,970,462     7,183,542      8,639,305
MSF T. Rowe Price Large Cap Growth Subaccount               3,863,771   52,785,067     5,003,093     10,019,380
MSF T. Rowe Price Small Cap Growth Subaccount               7,437,758   94,797,596     7,124,776     11,443,027
MSF Western Asset Management Strategic Bond Opportunities
  Subaccount                                                  667,963    7,789,670     2,020,582      2,170,596
MSF Western Asset Management U.S. Government Subaccount    15,665,263  186,472,335    21,502,036     44,591,357
Pioneer VCT Bond Subaccount                                 2,448,832   26,452,355    11,030,018      9,349,615
Pioneer VCT Cullen Value Subaccount                         1,410,470   15,717,935     2,738,154      2,858,306
Pioneer VCT Emerging Markets Subaccount                       959,021   25,215,840     5,797,568      3,870,490
Pioneer VCT Equity Income Subaccount                        1,176,143   23,806,145     2,195,763      4,874,577
Pioneer VCT Fund Subaccount                                 1,496,455   31,629,514     2,509,021      7,510,628
Pioneer VCT High Yield Subaccount                           4,752,933   41,268,052    19,185,624     14,413,219
Pioneer VCT Ibbotson Growth Allocation Subaccount          24,511,927  277,414,941    12,701,309     17,594,471
Pioneer VCT Ibbotson Moderate Allocation Subaccount        13,441,969  145,178,652    14,518,602     17,150,739
Pioneer VCT Mid Cap Value Subaccount                        3,049,915   60,848,185     2,661,920      7,878,193
Pioneer VCT Real Estate Shares Subaccount                     945,042   18,654,017     1,848,062      2,076,528
UIF Capital Growth Subaccount                                 543,471    7,675,089       747,108      2,068,441
UIF Equity and Income Subaccount                           11,572,738  148,099,003     8,419,190     25,977,793
UIF Small Company Growth Subaccount                           390,011    5,689,273       426,453        965,021
UIF U.S. Real Estate Subaccount                             1,985,162   30,487,911     2,025,314      3,306,077
UIF Value Subaccount                                        1,277,197   14,851,506       649,199      2,585,324
Van Kampen LIT Capital Growth Subaccount                      557,329   15,501,338       688,257      2,604,866
Van Kampen LIT Government Subaccount                        3,515,536   32,522,880     5,925,739      9,123,004
Van Kampen LIT Growth and Income Subaccount                 8,646,891  146,298,125     6,802,184     25,777,963
Wells Fargo VT Small/Mid Cap Value Subaccount                 535,824    5,047,496       457,097        452,796

(b) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
AIM V.I. Utilities Subaccount     2009   1,703,060     1.178 - 1.654   2,716,233          4.58      1.55 - 2.65    11.86 - 13.13
                                  2008   2,120,045     1.051 - 1.462   3,005,689          2.63      1.55 - 2.65 (34.12) - (33.39)
                                  2007   2,469,440     1.594 - 2.195   5,279,182          1.88      1.55 - 2.65     8.89 - 18.78
                                  2006   2,609,332     1.356 - 1.848   4,720,973          3.70      1.55 - 2.65    22.21 - 23.53
                                  2005   2,293,179     1.109 - 1.496   3,373,187          3.14      1.55 - 2.65   (4.01) - 15.08
Alger Capital Appreciation        2009   2,568,654     1.342 - 1.648   4,100,549            --      1.55 - 2.65    46.68 - 48.33
  Subaccount                      2008   2,726,355     0.914 - 1.111   2,946,088            --      1.55 - 2.65 (46.69) - (46.09)
                                  2007   3,117,230     1.713 - 2.061   6,258,265            --      1.55 - 2.65   (1.42) - 31.11
                                  2006   2,554,978     1.319 - 1.572   3,936,492            --      1.55 - 2.55    11.13 - 17.14
                                  2005   2,116,370     1.138 - 1.342   2,791,102            --      1.55 - 2.55     7.67 - 18.75
AllianceBernstein Global          2009   1,859,710     0.804 - 0.821   1,520,169            --      1.65 - 1.90    50.28 - 50.64
  Thematic Growth                 2008   1,967,504     0.535 - 0.545   1,068,173            --      1.65 - 1.90 (48.51) - (48.29)
  Subaccount                      2007   2,675,537     1.039 - 1.054   2,814,482            --      1.65 - 1.90    17.67 - 17.90
                                  2006   2,190,516     0.883 - 0.894   1,954,454            --      1.65 - 1.90      6.39 - 6.56
                                  2005   2,307,864     0.830 - 0.839   1,932,597            --      1.65 - 1.90      1.72 - 2.07
American Funds Bond Subaccount    2009   5,354,874     1.477 - 1.574   8,185,030          4.01      1.40 - 1.90    10.47 - 11.08
  (Commenced 4/28/2008)           2008   1,707,759     1.337 - 1.417   2,375,182          8.67      1.40 - 1.90 (10.75) - (10.45)
American Funds Global Growth      2009 130,525,259     1.259 - 1.948 212,149,219          1.43      0.30 - 2.70    38.52 - 41.88
  Subaccount                      2008 148,315,752     0.888 - 1.392 171,788,338          1.71      0.30 - 2.70 (40.07) - (38.58)
                                  2007 169,495,269     1.474 - 2.299 321,760,742          2.69      0.30 - 2.70   (4.70) - 14.13
                                  2006 173,618,310     1.314 - 2.036 291,622,286          0.87      0.60 - 2.70     4.78 - 19.70
                                  2005 159,643,333     1.116 - 1.720 226,113,392          0.67      0.60 - 2.70     4.71 - 16.59
American Funds Global Small       2009   1,997,395     2.430 - 2.576   5,011,389          0.46      1.40 - 1.90    58.31 - 59.01
  Capitalization Subaccount       2008     638,633     1.535 - 1.620   1,017,332            --      1.40 - 1.90 (49.55) - (49.38)
  (Commenced 4/28/2008)
American Funds Growth             2009 323,767,342     0.988 - 1.543 421,186,273          0.66      0.30 - 2.70    35.68 - 38.90
  Subaccount                      2008 359,615,200     0.720 - 1.126 341,207,267          0.78      0.30 - 2.70 (45.51) - (44.10)
                                  2007 404,396,586     1.304 - 2.044 695,771,349          0.76      0.30 - 2.70     1.50 - 11.72
                                  2006 450,065,711     1.178 - 1.851 702,140,584          0.80      0.60 - 2.70     6.05 - 10.10
                                  2005 438,281,614     1.084 - 1.708 630,855,530          0.76      0.60 - 2.70   (1.12) - 19.73
American Funds Growth-Income      2009 305,682,875     0.953 - 1.377 376,941,251          1.60      0.30 - 2.75    27.57 - 30.86
  Subaccount                      2008 341,874,694     0.729 - 1.067 327,273,662          1.64      0.30 - 2.75 (39.52) - (38.03)
                                  2007 401,435,769     1.200 - 1.746 629,811,177          1.45      0.30 - 2.75    (3.07) - 4.36
                                  2006 448,353,025     1.169 - 1.691 683,271,350          1.56      0.60 - 2.75    12.07 - 14.56
                                  2005 454,437,804     1.039 - 1.493 613,002,232          1.45      0.60 - 2.75    (0.90) - 9.88
Credit Suisse Trust International 2009   1,019,821     0.772 - 1.182   1,116,134            --      1.55 - 2.65    28.26 - 29.75
  Equity Flex III Subaccount
  (Commenced 12/14/2009)
Delaware VIP Small Cap Value      2009  11,809,419     1.282 - 2.358  21,004,334          1.02      0.30 - 2.60    28.40 - 31.49
  Subaccount                      2008  13,377,371     0.975 - 1.799  18,558,123          0.81      0.30 - 2.60 (31.67) - (30.11)
                                  2007  16,388,529     1.395 - 2.582  33,497,643          0.53      0.30 - 2.60  (13.94) - (7.16)
                                  2006  18,944,541     1.694 - 2.781  44,633,441          0.26      0.60 - 2.60    13.24 - 15.49
                                  2005  23,296,777     1.496 - 2.408  47,613,484          0.36      0.60 - 2.60     3.23 - 15.30

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------------- ----------- ------------- ---------------- -------------------
Dreyfus Socially Responsible 2009     574,094     0.964 - 1.151     639,903          0.64      1.55 - 2.65    29.92 - 31.39
  Growth Subaccount          2008     582,742     0.742 - 0.876     495,408          0.43      1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700     1.165 - 1.360     792,444          0.27      1.55 - 2.65      4.67 - 5.84
                             2006     656,269     1.113 - 1.285     822,659            --      1.55 - 2.65      6.10 - 7.35
                             2005     639,030     1.049 - 1.197     750,074            --      1.55 - 2.65      0.86 - 6.78
DWSI Capital Growth          2009   8,917,378     0.985 - 1.218  10,469,508          1.08      1.55 - 2.65    23.17 - 24.54
  Subaccount                 2008  10,177,735     0.799 - 0.978   9,638,233          0.66      1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333     1.228 - 1.488  18,006,933          0.25      1.55 - 2.65   (1.15) - 10.47
                             2006  13,752,175     1.123 - 1.347  18,078,133          0.20      1.55 - 2.65    (0.48) - 6.48
                             2005   8,674,019     1.100 - 1.265  10,745,435          0.24      1.55 - 2.65     3.48 - 11.97
DWSI Global Opportunities    2009   2,726,698     0.998 - 1.625   4,150,504          1.44      1.55 - 2.65    43.79 - 45.35
  Subaccount                 2008   3,092,106     0.693 - 1.118   3,249,955            --      1.55 - 2.65 (51.48) - (50.92)
                             2007   3,436,720     1.427 - 2.278   7,417,353          1.02      1.55 - 2.65      2.13 - 7.25
                             2006   3,546,894     1.344 - 2.124   7,150,397          0.91      1.55 - 2.65    18.75 - 20.00
                             2005   3,777,884     1.131 - 1.770   6,397,887          0.34      1.55 - 2.65     1.16 - 16.61
DWSI Health Care Subaccount  2009   2,380,096     1.082 - 1.346   3,035,975          1.14      1.55 - 2.65    18.59 - 19.96
                             2008   3,239,205     0.911 - 1.122   3,485,472            --      1.55 - 2.65 (25.52) - (24.70)
                             2007   3,781,290     1.222 - 1.490   5,410,164            --      1.55 - 2.65     9.88 - 11.11
                             2006   4,014,878     1.110 - 1.341   5,185,746            --      1.55 - 2.65      0.54 - 4.20
                             2005   4,480,590     1.077 - 1.287   5,590,375            --      1.55 - 2.65    (0.63) - 8.95
DWSII Government & Agency    2009   5,472,346     1.102 - 1.184   6,311,542          4.70      1.55 - 2.65      4.95 - 6.09
  Securities Subaccount      2008   7,027,315     1.050 - 1.116   7,663,328          4.25      1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580     1.032 - 1.089   4,755,051          4.04      1.55 - 2.65      2.69 - 3.93
                             2006   4,873,458     1.005 - 1.054   5,013,915          3.50      1.55 - 2.65      1.10 - 2.15
                             2005   5,426,615     0.994 - 1.037   5,480,771          3.49      1.55 - 2.65    (0.58) - 0.98
DWSII Dreman Small Mid Cap   2009   6,769,158     1.064 - 1.718  10,898,028          1.69      1.55 - 2.65    25.92 - 27.35
  Value Subaccount           2008   7,699,706     0.844 - 1.349   9,778,847          1.35      1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529     1.306 - 2.067  17,838,953          0.60      1.55 - 2.65    (0.07) - 1.13
                             2006  10,404,529     1.305 - 2.044  20,277,059          0.38      1.55 - 2.65    21.35 - 22.62
                             2005  10,844,583     1.075 - 1.667  17,276,994          0.32      1.55 - 2.65   (0.87) - 14.30
DWSII Global Thematic        2009   3,417,264     1.092 - 1.546   5,030,435          1.26      1.55 - 2.65    39.48 - 41.06
  Subaccount                 2008   3,883,900     0.782 - 1.096   4,073,603          1.13      1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961     1.540 - 2.137   9,874,816          0.24      1.55 - 2.65      3.02 - 4.24
                             2006   4,292,759     1.493 - 2.050   8,490,261          0.19      1.55 - 2.65    11.58 - 27.65
                             2005   3,994,060     1.181 - 1.606   6,184,114            --      1.55 - 2.65     0.17 - 22.10
DWSII Technology Subaccount  2009   2,355,755     0.924 - 1.139   2,585,299            --      1.55 - 2.65    55.82 - 57.32
                             2008   2,162,417     0.593 - 0.724   1,509,302            --      1.55 - 2.65 (47.89) - (47.23)
                             2007   2,400,140     1.138 - 1.372   3,184,957            --      1.55 - 2.65   (3.20) - 12.09
                             2006   2,425,200     1.025 - 1.224   2,880,253            --      1.55 - 2.65   (8.95) - (1.13)
                             2005   2,829,966     1.045 - 1.238   3,423,884          0.11      1.55 - 2.65     0.58 - 15.49
Fidelity VIP Contrafund      2009 181,273,642     1.004 - 1.610 257,127,712          1.23      0.30 - 2.70    31.90 - 35.08
  Subaccount                 2008 193,501,420     0.759 - 1.210 204,385,840          0.80      0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728     1.357 - 2.150 395,591,028          0.78      0.30 - 2.70     1.63 - 16.61
                             2006 217,238,460     1.185 - 1.866 347,552,039          1.04      0.60 - 2.70     1.41 - 10.72
                             2005 196,360,677     1.089 - 1.705 283,983,247          0.12      0.60 - 2.65   (1.48) - 19.20


METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Dynamic Capital    2009   2,259,227     0.822 - 1.350   2,578,968          0.02      0.30 - 2.50    32.49 - 35.41
  Appreciation Subaccount       2008   2,474,553     0.614 - 1.002   2,110,918          0.42      0.30 - 2.50 (42.79) - (41.56)
                                2007   3,119,214     1.062 - 1.738   4,597,424          0.11      0.30 - 2.50    (4.18) - 6.13
                                2006   3,947,554     1.009 - 1.657   5,424,170          0.23      0.60 - 2.50     0.45 - 13.09
                                2005   4,166,735     0.899 - 1.480   5,146,611            --      0.60 - 2.50     5.46 - 26.48
Fidelity VIP Equity-Income      2009 108,541,676     0.948 - 2.597 240,102,941          2.34      0.30 - 1.90    27.47 - 29.73
  Subaccount                    2008 115,661,779     0.741 - 2.019 199,519,894          2.41      0.30 - 1.90 (43.90) - (42.78)
                                2007 132,444,044     1.316 - 3.566 400,892,976          1.74      0.30 - 1.90    (0.65) - 1.22
                                2006 140,114,841     1.319 - 3.557 432,505,764          3.32      0.30 - 1.90    17.68 - 19.76
                                2005 148,557,889     1.118 - 2.996 390,160,736          1.64      0.30 - 1.90   (0.53) - 10.53
Fidelity VIP High Income        2009  14,725,421     1.247 - 2.288  31,480,724          8.11      0.30 - 1.30    42.09 - 43.51
  Subaccount                    2008  15,749,612     0.877 - 1.609  23,781,248          8.57      0.30 - 1.30 (25.93) - (25.18)
                                2007  17,441,474     1.184 - 2.172  35,721,575          7.77      0.30 - 1.30    (0.59) - 2.49
                                2006  19,961,947     1.205 - 2.140  40,452,391          7.59      0.30 - 1.30     9.71 - 10.86
                                2005  22,298,010     1.087 - 1.948  41,324,308         15.19      0.30 - 1.30      1.41 - 2.45
Fidelity VIP Mid Cap Subaccount 2009 163,964,353     1.099 - 2.099 298,753,019          0.47      0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157     0.806 - 1.527 232,101,268          0.24      0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164     1.367 - 2.573 435,231,658          0.49      0.30 - 2.70   (0.31) - 14.63
                                2006 202,604,640     1.214 - 2.269 401,512,281          0.17      0.60 - 2.70     3.20 - 11.75
                                2005 189,610,580     1.106 - 2.053 340,760,006            --      0.60 - 2.70   (0.91) - 20.72
FTVIPT Franklin Income          2009  30,320,651     1.078 - 4.290  41,814,022          8.12      1.30 - 2.70    31.95 - 33.84
  Securities Subaccount         2008  27,781,181     0.817 - 3.209  25,140,094          5.49      1.30 - 2.70 (31.52) - (30.53)
  (Commenced 5/2/2005)          2007  28,070,936     1.193 - 1.255  34,418,610          3.38      1.30 - 2.70    (4.04) - 2.40
                                2006  20,579,714     1.181 - 1.227  24,768,105          3.41      1.30 - 2.70     0.42 - 16.70
                                2005   8,531,050     1.027 - 1.052   8,854,406          0.44      1.30 - 2.55    (3.63) - 5.18
FTVIPT Franklin Rising          2009  18,663,538     0.901 - 1.240  21,564,888          1.47      1.50 - 2.65    14.27 - 15.66
  Dividends Securities          2008  21,627,695     0.786 - 1.073  21,687,343          1.84      1.50 - 2.65 (29.05) - (28.22)
  Subaccount                    2007  25,791,683     1.103 - 1.495  36,386,985          2.37      1.50 - 2.65   (5.23) - (4.14)
                                2006  27,084,209     1.160 - 1.566  40,222,505          1.05      1.50 - 2.65   (0.93) - 15.40
                                2005  25,720,494     1.079 - 1.357  33,439,039          0.90      1.45 - 2.65    (0.31) - 7.06
FTVIPT Franklin Small-Mid Cap   2009  38,242,323     0.792 - 1.463  44,113,405            --      1.25 - 2.75    39.60 - 41.80
  Growth Securities             2008  39,918,390     0.562 - 1.037  32,498,385            --      1.25 - 2.75 (44.02) - (43.20)
  Subaccount                    2007  46,602,557     0.995 - 1.837  67,189,742            --      1.25 - 2.75      5.24 - 9.89
                                2006  51,461,967     0.911 - 1.681  68,132,735            --      1.25 - 2.75   (2.74) - 10.68
                                2005  59,469,386     0.853 - 1.575  73,527,779            --      1.25 - 2.75     1.70 - 14.55
FTVIPT Mutual Shares Securities 2009  42,535,689     1.147 - 1.264  50,121,663          1.91      1.40 - 1.90    23.60 - 24.29
  Subaccount                    2008  47,564,032     0.928 - 1.017  45,238,751          2.96      1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398     1.503 - 1.640  88,384,934          1.44      1.40 - 1.90      1.49 - 2.05
                                2006  57,394,982     1.239 - 1.772  86,503,678          0.87      0.60 - 2.70    15.23 - 17.67
                                2005 127,598,458     1.079 - 1.523 171,403,069          0.87      0.60 - 2.65     0.25 - 10.51
FTVIPT Templeton Developing     2009  15,673,026     1.745 - 2.849  31,239,521          4.01      0.30 - 1.80    69.58 - 72.16
  Markets Securities            2008  14,310,331     1.029 - 3.333  16,745,138          1.88      0.30 - 2.75  (53.56) - (8.93)
  Subaccount                    2007  49,160,016     1.880 - 4.056 152,721,262          2.31      0.30 - 2.75     1.06 - 28.01
                                2006  50,749,927     1.500 - 3.212 127,222,929          1.11      0.60 - 2.75    15.15 - 28.34
                                2005  46,875,652     1.203 - 2.557  95,464,644          1.24      0.60 - 2.75     2.15 - 27.70

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
FTVIPT Templeton Foreign      2009  97,704,725     1.097 - 1.902 144,240,071          3.43      0.30 - 2.75    33.29 - 36.64
  Securities Subaccount       2008 111,025,532     0.823 - 1.412 121,590,564          2.41      0.30 - 2.75 (41.99) - (40.56)
                              2007 128,820,623     1.418 - 2.409 240,864,853          1.97      0.30 - 2.75     0.36 - 14.76
                              2006 144,140,237     1.262 - 2.123 237,798,804          1.25      0.60 - 2.75     5.63 - 20.74
                              2005 143,497,805     1.067 - 1.778 199,114,339          1.15      0.60 - 2.75     1.78 - 12.00
FTVIPT Templeton Growth       2009  26,961,380     1.100 - 4.461  30,735,098          3.17      1.40 - 1.90    28.65 - 29.32
  Securities Subaccount       2008  29,971,329     0.855 - 1.006  26,545,651          1.79      1.40 - 1.90 (43.41) - (43.13)
                              2007  33,358,379     1.511 - 1.769  52,085,357          1.33      1.40 - 1.90      0.40 - 0.91
                              2006  33,917,235     1.273 - 4.461  52,475,326          0.32      0.60 - 2.65    16.33 - 21.07
                              2005 174,829,031     1.065 - 3.820 450,592,379          1.20      0.60 - 2.65     0.08 - 10.18
Janus Aspen Enterprise        2009  24,776,585     0.502 - 1.786  17,035,938            --      0.30 - 2.60    40.68 - 44.00
  Subaccount                  2008  28,579,786     0.354 - 1.262  13,787,452          0.06      0.30 - 2.60 (45.29) - (44.02)
                              2007  32,312,340     0.643 - 2.299  27,341,621          0.07      0.30 - 2.60     3.53 - 21.04
                              2006  37,639,585     0.538 - 1.932  25,719,132            --      0.60 - 2.60     2.48 - 12.66
                              2005  44,168,328     0.484 - 1.744  26,603,760            --      0.60 - 2.60     0.14 - 17.92
Janus Aspen Global Life       2009   3,783,040     1.056 - 1.685   4,409,682            --      1.40 - 2.45    22.54 - 23.87
  Sciences Subaccount         2008   4,863,385     0.856 - 1.366   4,534,181            --      1.40 - 2.45 (30.73) - (29.98)
                              2007   6,247,528     1.228 - 1.959   8,274,842            --      1.40 - 2.45     7.01 - 20.04
                              2006   7,103,646     1.027 - 1.639   7,888,399            --      1.40 - 2.50      3.67 - 4.88
                              2005   8,222,083     0.984 - 1.570   8,731,258            --      1.40 - 2.50     9.53 - 10.72
Janus Aspen Global Technology 2009  11,535,408     0.400 - 1.711   7,376,909            --      1.40 - 2.50    53.05 - 54.61
  Subaccount                  2008  12,535,710     0.260 - 1.110   4,935,515          0.09      1.40 - 2.50 (45.40) - (44.65)
                              2007  15,556,567     0.472 - 2.017  10,864,204          0.37      1.40 - 2.50   (3.32) - 20.00
                              2006  16,742,310     0.395 - 1.688   8,626,487            --      1.40 - 2.45      5.20 - 6.30
                              2005  18,659,741     0.373 - 1.594   8,786,656            --      1.40 - 2.50     1.60 - 23.46
Janus Aspen Overseas          2009  43,929,512     1.279 - 3.093  79,311,843          0.42      1.25 - 2.50    74.67 - 76.85
  Subaccount                  2008  45,196,584     0.727 - 1.767  45,301,896          1.14      1.25 - 2.50 (53.41) - (52.82)
                              2007  46,649,433     1.551 - 3.783  98,924,859          0.46      1.25 - 2.50    24.82 - 26.43
                              2006  39,477,549     1.235 - 3.023  63,301,996          1.93      1.25 - 2.50     7.41 - 44.80
                              2005  30,624,812     0.858 - 2.108  30,587,703          1.09      1.25 - 2.50    28.72 - 33.92
Janus Aspen Perkins Mid Cap   2009   1,321,540     1.805 - 1.891   2,453,292          0.34      1.40 - 2.10    30.14 - 31.05
  Value Subaccount            2008   1,549,198     1.387 - 1.443   2,201,304          0.40      1.40 - 2.10 (29.38) - (28.92)
                              2007   1,802,779     1.964 - 2.030   3,616,456          1.25      1.40 - 2.10      4.91 - 5.67
                              2006   2,062,278     1.872 - 1.921   3,922,565          1.03      1.40 - 2.10    12.70 - 13.47
                              2005   2,101,134     1.661 - 1.693   3,530,008          0.65      1.40 - 2.10      7.72 - 8.53
Janus Aspen Worldwide         2009   1,215,231     0.748 - 1.134   1,081,304          1.30      0.30 - 1.30    35.75 - 36.96
  Subaccount                  2008   1,473,348     0.551 - 1.606     933,270          0.15      0.30 - 2.45  (45.55) - (5.61)
                              2007  34,679,126     0.711 - 1.706  28,343,346          0.55      0.30 - 2.50    (5.11) - 8.61
                              2006  39,895,818     0.662 - 1.588  29,737,903          1.61      0.60 - 2.50     8.51 - 17.31
                              2005  46,394,416     0.572 - 1.377  29,711,140          1.20      0.60 - 2.45      2.99 - 4.92
LMPVET Batterymarch           2009  37,665,030     0.823 - 1.299  39,277,028          3.11      1.30 - 2.60    17.63 - 19.29
  Variable Global Equity      2008  42,841,696     0.697 - 1.089  37,811,490          0.07      1.30 - 2.60 (42.86) - (42.11)
  Subaccount                  2007  53,650,045     1.215 - 1.881  82,583,852          0.54      1.30 - 2.60      2.17 - 3.58
                              2006  59,433,754     1.185 - 1.816  89,196,048          1.17      1.30 - 2.60    12.21 - 13.71
                              2005  61,757,365     1.052 - 1.597  82,415,988          0.84      1.30 - 2.60     1.94 - 10.96

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable    2009 135,980,347 0.821 - 1.221   137,170,481          3.17      0.30 - 2.70    19.33 - 22.53
  Equity Income Builder        2008 156,487,513 0.688 - 0.999   131,469,976          0.92      0.30 - 2.75 (36.73) - (35.21)
  Subaccount                   2007 193,635,280 1.086 - 1.547   255,776,152          1.33      0.30 - 2.75    (1.75) - 5.10
                               2006 206,024,660 1.105 - 1.455   263,625,366          1.58      1.30 - 2.70      0.48 - 9.40
                               2005 211,410,592 1.020 - 1.333   252,369,546          1.40      1.30 - 2.70      0.96 - 7.50
LMPVET ClearBridge Variable    2009 532,331,659 0.762 - 1.317   486,236,715            --      0.30 - 2.70    30.76 - 34.11
  Aggressive Growth            2008 622,180,674 0.574 - 0.996   428,934,280            --      0.30 - 2.70 (42.18) - (40.60)
  Subaccount                   2007 741,329,212 0.978 - 1.824   873,001,582            --      0.30 - 2.70    (6.31) - 6.75
                               2006 828,375,230 1.011 - 1.763 1,008,765,968            --      0.60 - 2.70   (0.83) - 12.52
                               2005 882,099,864 0.946 - 1.616 1,008,008,342            --      0.60 - 2.70   (1.02) - 19.50
LMPVET ClearBridge Variable    2009 397,735,990 1.012 - 1.490   463,631,605          2.10      0.60 - 2.70    18.86 - 21.39
  Appreciation Subaccount      2008 467,330,035 0.796 - 1.237   453,131,027          1.19      0.30 - 2.70 (31.28) - (29.54)
                               2007 583,776,051 1.149 - 1.775   814,727,982          1.06      0.30 - 2.70      0.32 - 7.74
                               2006 591,237,387 1.143 - 1.660   775,105,401          1.08      0.60 - 2.70     9.13 - 14.14
                               2005 652,374,697 1.014 - 1.466   758,783,275          0.86      0.60 - 2.70    (1.29) - 7.69
LMPVET ClearBridge Variable    2009  97,741,534 0.895 - 1.343   110,062,798          0.66      1.30 - 2.70    36.43 - 38.45
  Capital Subaccount           2008 115,893,792 0.653 - 0.970    95,061,000          0.05      1.30 - 2.70 (43.67) - (42.87)
                               2007 152,949,759 1.151 - 1.698   221,598,096          0.36      1.30 - 2.70    (0.94) - 0.48
                               2006 183,219,024 1.152 - 1.690   265,543,722          0.59      1.30 - 2.70     9.02 - 12.22
                               2005 217,659,613 1.033 - 1.506   283,401,915          0.37      1.30 - 2.70    (1.29) - 8.67
LMPVET ClearBridge Variable    2009  49,502,519 0.694 - 1.235    39,911,756          1.97      0.30 - 2.60    18.92 - 21.69
  Dividend Strategy            2008  57,971,618 0.576 - 1.035    38,759,544          2.71      0.30 - 2.60 (30.40) - (28.79)
  Subaccount                   2007  71,241,834 0.818 - 1.482    67,840,329          1.94      0.30 - 2.60    (0.82) - 5.77
                               2006  81,696,891 0.779 - 1.424    73,888,601          2.07      0.60 - 2.60    14.86 - 17.29
                               2005  96,864,753 0.670 - 1.235    74,835,821          1.92      0.60 - 2.60    (3.04) - 1.64
LMPVET ClearBridge Variable    2009 428,072,804 0.901 - 2.730   494,512,064          1.33      0.30 - 2.75    25.84 - 28.91
  Fundamental Value Subaccount 2008 503,204,890 0.716 - 2.135   457,409,846          1.59      0.30 - 2.75 (38.34) - (36.73)
                               2007 615,032,338 1.159 - 3.407   899,059,753          1.20      0.30 - 2.75    (8.41) - 0.62
                               2006 579,041,469 1.176 - 3.404   857,241,747          1.57      0.60 - 2.70     7.52 - 16.10
                               2005 640,934,562 1.035 - 2.948   838,842,449          0.95      0.60 - 2.70   (0.08) - 11.22
LMPVET ClearBridge Variable    2009 153,410,278 0.920 - 1.643   172,680,085          1.90      0.30 - 2.70    21.21 - 24.09
  Investors Subaccount         2008 180,915,479 0.759 - 1.327   166,124,166          1.22      0.30 - 2.70 (37.38) - (35.81)
                               2007 228,211,487 1.212 - 2.074   330,952,064          1.43      0.30 - 2.70    (4.61) - 3.29
                               2006 101,551,259 1.199 - 2.008   156,887,651          1.54      0.60 - 2.70     3.61 - 17.50
                               2005 123,030,450 1.036 - 1.709   163,740,192          1.16      0.60 - 2.70     1.34 - 11.01
LMPVET ClearBridge Variable    2009 128,748,339 0.856 - 1.510   137,942,475          0.27      0.30 - 2.70    38.57 - 42.03
  Large Cap Growth Subaccount  2008 150,824,586 0.612 - 1.067   115,654,875          0.26      0.30 - 2.70 (38.96) - (37.50)
                               2007 188,404,599 0.994 - 1.712   234,261,631          0.04      0.30 - 2.70    (1.31) - 4.65
                               2006 232,886,086 0.961 - 1.636   281,734,618          0.14      0.60 - 2.70      1.55 - 5.41
                               2005 278,785,232 0.936 - 1.573   329,657,840          0.13      0.60 - 2.70   (2.08) - 14.01
LMPVET ClearBridge Variable    2009  49,070,208 1.076 - 1.510    62,841,873          0.46      1.30 - 2.70    32.43 - 34.18
  Mid Cap Core Subaccount      2008  57,996,976 0.806 - 1.130    55,520,897          0.19      1.30 - 2.70 (37.03) - (36.11)
                               2007  71,238,308 1.269 - 1.778   107,349,964          0.37      1.30 - 2.70    (3.30) - 5.81
                               2006  84,470,972 1.208 - 1.697   121,343,232          0.53      1.30 - 2.70    11.72 - 13.30
                               2005  97,571,737 1.072 - 1.511   124,336,440          0.62      1.30 - 2.70     2.58 - 15.72

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                      ----------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable      2009  54,202,034     0.962 - 1.770  68,494,048            --      0.30 - 2.75    38.93 - 42.35
  Small Cap Growth Subaccount    2008  59,867,011     0.686 - 1.262  53,919,156            --      0.30 - 2.75 (42.32) - (40.89)
                                 2007  71,547,703     1.177 - 2.168 110,867,024            --      0.30 - 2.75    (2.50) - 9.34
                                 2006  48,654,073     1.089 - 2.006  72,415,820            --      0.60 - 2.75     2.71 - 12.18
                                 2005  53,101,252     0.983 - 1.812  72,504,142            --      0.60 - 2.75   (1.49) - 15.51
LMPVET Global Currents           2009  72,264,608     0.656 - 1.431  72,976,986          1.16      0.30 - 2.45    25.53 - 28.15
  Variable International All Cap 2008  83,125,785     0.519 - 1.132  65,489,475          1.91      0.30 - 2.45 (44.82) - (43.56)
  Opportunity Subaccount         2007  99,535,027     0.933 - 2.034 140,032,107          0.89      0.30 - 2.45      3.76 - 6.07
                                 2006 117,587,244     0.891 - 1.946 158,149,388          2.06      0.30 - 2.45    22.84 - 25.44
                                 2005 136,186,093     0.719 - 1.572 147,650,094          1.33      0.30 - 2.45     9.01 - 11.39
LMPVET Investment Counsel        2009  35,265,807     0.862 - 2.837  55,656,183          1.52      0.30 - 2.50    19.84 - 22.47
  Variable Social Awareness      2008  39,745,946     0.711 - 2.339  50,092,116          1.84      0.30 - 2.50 (27.04) - (25.45)
  Subaccount                     2007  44,597,635     0.964 - 3.166  75,221,700          1.34      0.30 - 2.60     3.74 - 10.56
                                 2006  49,752,084     0.882 - 2.891  76,089,838          0.51      0.30 - 2.60     3.03 - 13.49
                                 2005  55,905,779     0.830 - 2.718  79,195,743          0.71      0.30 - 2.60    (1.02) - 7.18
LMPVET Lifestyle Allocation      2009  82,791,698     1.158 - 1.542 104,008,687          4.97      1.17 - 1.90    29.82 - 30.79
  50% Subaccount                 2008 101,668,320     0.892 - 1.179  98,139,570          3.26      1.17 - 1.90 (28.75) - (28.20)
                                 2007 127,276,506     1.252 - 1.642 171,934,433          3.41      1.17 - 1.90      1.29 - 2.05
                                 2006 145,594,514     1.236 - 1.609 193,888,194          2.71      1.17 - 1.90      6.19 - 6.91
                                 2005 169,628,482     1.164 - 1.505 212,166,507          2.22      1.17 - 1.90      0.61 - 1.35
LMPVET Lifestyle Allocation      2009  52,457,087     1.062 - 1.328  57,089,042          3.47      1.17 - 1.90    30.47 - 31.36
  70% Subaccount                 2008  61,066,781     0.814 - 1.011  50,738,235          2.32      1.17 - 1.90 (34.09) - (33.57)
                                 2007  73,092,932     1.235 - 1.522  91,454,984          2.55      1.17 - 1.90      1.90 - 2.63
                                 2006  87,069,481     1.209 - 1.483 106,393,247          1.83      1.17 - 1.90      6.78 - 7.62
                                 2005 101,949,763     1.126 - 1.378 116,033,705          1.45      1.17 - 1.90      2.81 - 3.53
LMPVET Lifestyle Allocation      2009  33,143,582     0.995 - 1.299  34,156,185          2.32      1.17 - 1.90    30.07 - 30.95
  85% Subaccount                 2008  38,462,858     0.765 - 0.992  30,330,127          1.65      1.17 - 1.90 (38.60) - (38.15)
                                 2007  45,631,090     1.246 - 1.604  58,313,241          1.51      1.17 - 1.90      1.38 - 2.17
                                 2006  53,182,538     1.229 - 1.570  66,724,256          0.99      1.17 - 1.90      7.43 - 8.20
                                 2005  64,153,803     1.144 - 1.451  74,562,883          0.44      1.17 - 1.90      4.00 - 4.84
LMPVIT Western Asset Variable    2009  19,371,479     0.861 - 0.987  17,529,423          1.87      0.30 - 2.70    14.32 - 17.08
  Adjustable Rate Income         2008  21,578,202     0.753 - 0.843  16,918,729          4.31      0.30 - 2.70 (23.29) - (21.44)
  Subaccount                     2007  30,126,619     0.981 - 1.073  30,521,526          4.33      0.30 - 2.70    (1.39) - 0.75
                                 2006  35,144,629     0.993 - 1.061  35,771,917          4.31      0.60 - 2.70      1.09 - 3.51
                                 2005  39,587,779     0.979 - 1.025  39,430,489          3.40      0.60 - 2.70    (0.31) - 1.79
LMPVIT Western Asset Variable    2009  26,699,119     1.093 - 1.445  34,599,462          5.05      1.30 - 2.60    16.24 - 17.83
  Diversified Strategic Income   2008  31,595,735     0.936 - 1.228  34,921,049          5.68      1.30 - 2.60 (15.82) - (14.74)
  Subaccount                     2007  41,508,754     1.107 - 1.442  54,059,048          4.83      1.30 - 2.60    (0.62) - 0.62
                                 2006  50,158,783     1.109 - 1.434  65,204,884          5.64      1.16 - 2.60      2.64 - 4.06
                                 2005  60,220,905     1.075 - 1.380  75,567,646          5.28      1.30 - 2.60    (0.27) - 1.42
LMPVIT Western Asset Variable    2009  10,569,292     1.082 - 1.724  14,895,212         10.68      1.40 - 2.60    51.46 - 53.38
  Global High Yield Bond         2008  11,006,706     0.713 - 1.124  10,450,813         10.04      1.40 - 2.60 (32.56) - (31.80)
  Subaccount                     2007  13,236,960     1.055 - 1.648  18,636,640          6.73      1.40 - 2.60   (4.92) - (1.44)
                                 2006  14,752,622     1.084 - 1.672  21,408,366          5.68      1.40 - 2.60      5.72 - 9.07
                                 2005  15,852,482     1.002 - 1.533  21,690,069          6.20      1.40 - 2.60    (0.20) - 3.89

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVIT Western Asset Variable   2009 102,925,900     1.155 - 2.020 151,238,219         11.51      0.30 - 2.70    55.73 - 59.42
  High Income Subaccount        2008 123,565,072     0.736 - 1.278 115,143,440         10.18      0.30 - 2.70 (31.84) - (30.18)
                                2007 159,566,246     1.072 - 1.847 215,408,851          8.20      0.30 - 2.70    (2.40) - 0.97
                                2006 184,544,851     1.089 - 1.863 252,450,183          7.49      0.30 - 2.70     6.38 - 10.67
                                2005 209,633,796     1.000 - 1.699 263,313,301          7.92      0.30 - 2.70    (0.97) - 4.59
LMPVIT Western Asset Variable   2009 211,991,805     0.991 - 1.431 235,550,617          0.25      0.30 - 2.70   (2.52) - (0.09)
  Money Market Subaccount       2008 300,953,532     1.010 - 1.445 338,022,005          2.50      0.30 - 2.70    (0.10) - 2.32
                                2007 206,176,952     1.010 - 1.425 232,418,158          4.79      0.30 - 2.70      0.58 - 4.57
                                2006 206,111,427     0.988 - 1.374 226,874,276          4.52      0.30 - 2.70      0.10 - 4.28
                                2005 224,635,730     0.969 - 1.329 240,933,053          2.77      0.30 - 2.70      0.20 - 2.49
LMPVIT Western Asset Variable   2009  28,485,160     0.985 - 1.493  34,243,010          4.57      1.40 - 2.60    18.59 - 20.11
  Strategic Bond Subaccount     2008  29,886,687     0.826 - 1.243  30,221,472          5.95      1.40 - 2.60 (19.10) - (18.17)
                                2007  36,686,427     1.018 - 1.519  45,919,702          4.69      1.40 - 2.60    (0.64) - 0.60
                                2006  39,934,855     1.021 - 1.510  50,131,185          5.38      1.40 - 2.60      2.15 - 3.57
                                2005  40,623,641     0.993 - 1.458  50,131,485          5.03      1.40 - 2.60    (0.50) - 1.22
MIST American Funds Balanced    2009   1,066,350     0.896 - 0.911     966,059            --      0.30 - 1.30    27.64 - 28.85
  Allocation Subaccount         2008     460,585     0.703 - 0.707     324,976          9.23      0.30 - 1.15 (29.79) - (29.38)
  (Commenced 4/28/2008)
MIST American Funds Growth      2009     860,371     0.842 - 0.857     733,008            --      0.30 - 1.30    32.18 - 33.70
  Allocation Subaccount         2008     361,073     0.637 - 0.641     231,081          8.34      0.30 - 1.30 (36.32) - (35.88)
  (Commenced 4/28/2008)
MIST American Funds Moderate    2009     664,781     0.937 - 0.953     628,194            --      0.30 - 1.30    21.85 - 22.97
  Allocation Subaccount         2008     127,658     0.769 - 0.775      98,733          6.60      0.30 - 1.30 (23.20) - (22.67)
  (Commenced 4/28/2008)
MIST Batterymarch Growth and    2009  14,486,682    1.002 - 19.108 261,765,961          2.26      1.00 - 1.65    20.00 - 20.68
  Income Subaccount             2008  15,925,617    0.835 - 15.834 239,145,150          1.44      1.00 - 1.65 (37.92) - (37.50)
  (Commenced 5/1/2006)          2007  18,277,607    1.345 - 25.333 440,328,684          0.87      1.00 - 1.65      6.07 - 6.77
                                2006  21,299,043    1.268 - 23.727 482,879,112            --      1.00 - 1.65      7.55 - 8.09
MIST BlackRock High Yield       2009  52,060,128     1.099 - 6.584 105,877,776          5.75      0.19 - 2.65    42.84 - 46.92
  Subaccount                    2008  55,599,982     0.769 - 4.524  78,057,547          7.33      0.19 - 2.65 (26.75) - (24.36)
  (Commenced 5/1/2006)          2007  63,143,456     1.132 - 6.037 120,841,696          5.94      0.19 - 2.64    (3.27) - 2.16
                                2006  45,095,489     1.151 - 1.603  65,000,201            --      0.60 - 2.65      3.01 - 6.11
MIST BlackRock Large Cap        2009  63,249,054     0.712 - 1.314  56,574,643          1.44      0.30 - 2.75    15.99 - 18.86
  Core Subaccount               2008  71,441,239     0.607 - 1.123  54,264,589          0.59      0.30 - 2.75 (39.06) - (37.48)
  (Commenced 5/1/2006)          2007  85,113,395     0.983 - 1.827 104,311,222          0.71      0.30 - 2.70    (2.36) - 5.26
                                2006 101,594,807     0.938 - 1.744 118,294,948            --      0.60 - 2.70     5.05 - 10.59
MIST Clarion Global Real Estate 2009  98,568,292     0.750 - 1.979  84,648,075          3.61      0.30 - 2.75    31.31 - 34.81
  Subaccount                    2008 105,420,478     0.570 - 1.490  68,580,445          2.12      0.30 - 2.75 (43.20) - (41.78)
  (Commenced 11/14/2005)        2007 124,374,407     1.003 - 2.594 140,702,795          1.01      0.30 - 2.75  (24.83) - (2.70)
                                2006 139,168,963     1.211 - 1.454 170,229,023          0.01      0.30 - 2.75   (1.14) - 35.26
                                2005     306,793     1.074 - 1.075     329,565            --      1.70 - 2.60    (0.19) - 7.40

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Dreman Small Cap Value    2009  11,126,251     0.984 - 1.296  13,676,299          0.92      0.30 - 2.70    25.72 - 28.66
  Subaccount                   2008  11,190,143     0.772 - 1.017  10,817,418          0.75      0.30 - 2.70 (27.24) - (25.45)
  (Commenced 5/1/2006)         2007  10,129,896     1.045 - 1.377  13,308,156            --      0.30 - 2.70  (11.59) - (1.49)
                               2006   6,819,826     1.068 - 1.408   9,181,770          0.61      0.60 - 2.70   (0.37) - 18.86
MIST Harris Oakmark            2009  65,954,572     0.986 - 1.786  86,620,909          8.30      0.30 - 2.70    51.28 - 55.03
  International Subaccount     2008  73,645,655     0.646 - 1.168  62,788,056          2.06      0.30 - 2.70 (42.32) - (40.90)
  (Commenced 5/1/2006)         2007  89,021,152     1.109 - 2.005 130,584,087          0.94      0.29 - 2.69  (11.52) - (1.45)
                               2006  97,474,617     1.139 - 2.057 145,215,968            --      0.56 - 2.66     4.17 - 17.50
MIST Janus Forty Subaccount    2009 178,453,861     0.690 - 7.156 617,906,720            --      0.30 - 2.75    39.33 - 42.78
  (Commenced 5/1/2006)         2008 184,741,781     0.491 - 5.059 456,343,114          6.04      0.30 - 2.75 (43.44) - (42.04)
                               2007 191,666,259     0.859 - 8.811 845,500,235          0.17      0.30 - 2.75   (0.95) - 30.11
                               2006 214,476,771     0.671 - 6.839 749,436,415            --      0.30 - 2.75     1.73 - 13.45
MIST Lazard Mid Cap Subaccount 2009  64,642,037     0.855 - 2.185  90,411,267          1.37      0.30 - 2.65    33.13 - 36.70
  (Commenced 4/30/2007)        2008  69,717,278     0.639 - 1.603  72,983,686          0.08      0.30 - 2.65  (39.91) - (3.15)
                               2007   5,965,059     1.059 - 1.161   6,737,323            --      0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason Partners       2009     206,409     0.625 - 0.683     138,656            --      0.30 - 1.30    31.30 - 32.62
  Aggressive Growth Subaccount 2008     103,980     0.491 - 0.515      52,646            --      0.30 - 0.90 (36.79) - (36.53)
  (Commenced 4/28/2008)
MIST Legg Mason Value Equity   2009   7,082,207     0.590 - 0.660   4,295,464          1.79      0.30 - 2.60    34.40 - 37.50
  Subaccount                   2008   9,703,866     0.439 - 0.480   4,349,147          0.02      0.30 - 2.60 (55.79) - (54.76)
  (Commenced 11/14/2005)       2007   8,033,958     0.993 - 1.013   8,088,383            --      1.70 - 2.60   (8.39) - (7.49)
                               2006   8,080,451     1.084 - 1.095   8,812,069            --      1.70 - 2.60      3.83 - 9.20
                               2005   3,024,819     1.043 - 1.045   3,158,285            --      1.70 - 2.60    (1.79) - 4.50
MIST Loomis Sayles Global      2009  43,268,117     1.440 - 4.312 166,789,133          2.44      0.30 - 1.65    38.65 - 40.52
  Markets Subaccount           2008  46,805,268     1.036 - 3.096 129,910,023          5.05      0.30 - 1.65 (40.09) - (39.26)
  (Commenced 4/30/2007)        2007  52,358,564     1.725 - 5.148 243,698,087            --      0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond          2009  45,437,764     1.245 - 1.982  70,758,842          7.78      0.30 - 2.65    33.50 - 36.72
  Debenture Subaccount         2008  50,357,034     0.938 - 1.462  58,397,632          4.53      0.30 - 2.65 (20.53) - (18.67)
  (Commenced 5/1/2006)         2007  60,470,520     1.178 - 1.813  88,568,023          5.47      0.30 - 2.65      1.31 - 6.16
                               2006  63,399,577     1.130 - 1.717  89,513,985            --      0.60 - 2.65      4.06 - 5.79
MIST Lord Abbett Growth and    2009 178,302,083     0.770 - 4.000 149,934,901          2.27      0.30 - 2.70    15.27 - 18.02
  Income Subaccount            2008 200,939,476     0.668 - 3.431 145,054,521          1.55      0.30 - 2.70 (38.03) - (36.47)
  (Commenced 11/14/2005)       2007 239,539,828     1.078 - 1.407 267,772,267          0.68      0.05 - 2.70    (2.62) - 3.32
                               2006 191,555,885     1.068 - 1.187 209,981,658          0.02      0.35 - 2.70     6.69 - 15.80
                               2005     492,132     1.024 - 1.025     504,179          1.25      1.70 - 2.60    (0.77) - 2.40
MIST Lord Abbett Mid Cap       2009  70,579,098     0.765 - 1.078  56,795,766          2.21      0.30 - 2.70    23.15 - 26.08
  Value Subaccount             2008  80,119,831     0.620 - 0.855  51,848,646          0.58      0.30 - 2.75 (40.44) - (38.93)
  (Commenced 11/14/2005)       2007  94,328,307     1.041 - 1.401 101,596,400          0.06      0.30 - 2.75  (11.39) - (0.56)
                               2006   4,978,445     1.064 - 1.142   5,537,536          0.32      1.30 - 2.70   (0.47) - 15.75
                               2005     748,298     1.034 - 1.035     774,357          0.80      1.70 - 2.60    (0.86) - 3.50
MIST Met/AIM Small Cap         2009   7,370,837     0.907 - 1.169   8,271,522            --      0.30 - 2.70    30.71 - 33.87
  Growth Subaccount            2008   6,688,902     0.685 - 0.882   5,665,418            --      0.30 - 2.70 (40.29) - (38.81)
  (Commenced 5/1/2006)         2007   4,965,688     1.129 - 1.455   6,946,984            --      0.30 - 2.70   (7.16) - 10.77
                               2006   3,177,286     1.026 - 1.322   4,073,297            --      0.60 - 2.70   (1.47) - 14.44

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Met/Franklin Mutual      2009     658,147     0.800 - 0.809     530,058            --      1.70 - 2.35    21.95 - 22.76
  Shares Subaccount           2008     386,422     0.656 - 0.659     254,151         10.69      1.70 - 2.25 (34.37) - (34.19)
  (Commenced 4/28/2008)
MIST MetLife Balanced         2009  23,223,388     0.944 - 1.070  24,265,282            --      1.55 - 2.65    22.33 - 23.27
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MetLife Growth           2009  22,113,186     0.941 - 1.083  23,350,459            --      1.55 - 2.55    26.14 - 27.11
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MetLife Moderate         2009  13,266,871     0.996 - 1.113  14,418,041            --      1.55 - 2.55    20.11 - 20.98
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MFS Emerging Markets     2009  45,575,766     1.276 - 3.195 106,330,059          1.85      0.30 - 2.75    64.38 - 68.59
  Equity Subaccount           2008  49,186,008     0.776 - 1.928  69,356,966          0.98      0.30 - 2.75   (58.76) - 0.58
  (Commenced 4/30/2007)       2007  22,838,831     2.030 - 4.094  69,677,937            --      0.30 - 2.65     0.00 - 26.05
MIST MFS Research             2009  57,249,025     1.038 - 1.809  77,964,871          3.25      0.30 - 2.65    28.09 - 31.20
  International Subaccount    2008  65,026,844     0.810 - 1.398  68,048,654          1.70      0.30 - 2.65 (44.56) - (42.53)
  (Commenced 11/14/2005)      2007  57,544,188     1.442 - 2.468 102,336,302          0.15      0.30 - 2.60   (3.39) - 11.36
                              2006   5,651,436     1.307 - 1.320   7,437,528          1.36      1.70 - 2.60    11.89 - 24.41
                              2005     322,712     1.059 - 1.061     342,188          0.70      1.70 - 2.60    (0.28) - 6.53
MIST Oppenheimer Capital      2009 431,970,938     0.779 - 0.878 351,416,197            --      0.30 - 2.65    39.93 - 43.70
  Appreciation Subaccount     2008 458,261,491     0.550 - 0.611 261,896,842          0.31      0.30 - 2.65 (47.40) - (45.98)
  (Commenced 5/1/2006)        2007  26,945,381     1.114 - 1.137  30,451,362            --      1.40 - 2.65   (3.52) - 12.69
                              2006  25,498,695     1.001 - 1.009  25,665,518            --      1.40 - 2.65   (0.59) - 11.07
MIST PIMCO Inflation          2009  85,594,721     1.092 - 1.323 104,939,462          3.81      0.30 - 2.75    14.94 - 18.00
  Protected Bond Subaccount   2008  84,875,080     0.947 - 1.132  89,827,203          3.82      0.30 - 2.70   (9.46) - (7.14)
  (Commenced 11/14/2005)      2007  73,914,152     1.041 - 1.228  86,351,508          0.17      0.80 - 2.70     0.00 - 10.15
                              2006   4,512,924     0.977 - 0.987   4,439,945          2.92      0.30 - 2.60   (2.20) - (1.30)
                              2005   1,391,214     0.999 - 1.000   1,390,519            --      1.70 - 2.60    (0.99) - 0.81
MIST PIMCO Total Return       2009 309,041,939     1.213 - 1.724 437,011,528          0.57      0.30 - 2.70    10.87 - 16.13
  Subaccount                  2008  20,657,165     1.055 - 1.085  22,251,150          3.60      1.70 - 2.60   (2.22) - (1.36)
  (Commenced 11/14/2005)      2007  17,237,540     1.079 - 1.100  18,856,207          3.31      1.70 - 2.60      4.86 - 5.77
                              2006  15,842,977     1.029 - 1.040  16,420,536          2.29      1.70 - 2.60      1.78 - 2.77
                              2005   3,430,988     1.011 - 1.012   3,469,914            --      1.70 - 2.60      0.30 - 1.51
MIST Pioneer Fund Subaccount  2009  35,071,315     0.778 - 1.690  48,615,076          1.01      0.30 - 2.60    20.72 - 26.30
  (Commenced 5/1/2006)        2008  16,387,552     0.680 - 1.382  18,839,100          1.12      0.30 - 2.60 (34.56) - (32.98)
                              2007  18,642,832     1.026 - 2.083  32,327,745          0.89      0.30 - 2.60    (1.73) - 4.65
                              2006  21,298,211     0.989 - 2.009  35,569,034            --      0.30 - 2.60     6.84 - 10.95
MIST Pioneer Strategic Income 2009 167,562,465     1.174 - 2.399 249,602,835          4.51      0.30 - 2.75    22.59 - 32.67
  Subaccount                  2008 132,562,461     0.949 - 1.824 156,083,247          6.69      0.30 - 2.70 (14.11) - (10.96)
  (Commenced 5/1/2006)        2007 137,915,159     1.088 - 2.067 187,183,787          0.68      0.30 - 2.70    (0.25) - 6.25
                              2006 139,920,997     1.044 - 1.961 183,340,432          4.59      0.30 - 2.70      1.32 - 4.57

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST SSgA Growth and              2009 118,121,815             1.036 122,341,279          2.14             1.25            23.33
  Income ETF Subaccount           2008 130,577,256             0.840 109,653,164          1.90             1.25           (25.99)
  (Commenced 11/14/2005           2007 147,441,601             1.135 167,304,437            --             1.25             4.13
  and began transactions in 2006) 2006 158,709,583             1.090 173,013,019          1.47             1.25             9.00
MIST SSgA Growth ETF              2009 151,971,206             0.976 148,328,139          1.93             1.25            27.42
  Subaccount                      2008 161,274,026             0.766 123,461,622          1.56             1.25           (33.74)
  (Commenced 11/14/2005 and       2007 175,301,265             1.156 202,730,917            --             1.25             4.24
  began transactions in 2006)     2006 181,206,750             1.109 200,905,447          1.09             1.25            10.90
MIST T. Rowe Price Mid Cap        2009   2,174,650     0.755 - 1.302   2,536,266            --      1.55 - 2.65    29.50 - 43.23
  Growth Subaccount               2008   1,198,311     0.761 - 0.909   1,061,661            --      1.55 - 2.65 (38.51) - (38.05)
  (Commenced 4/28/2008)
MIST Third Avenue Small Cap       2009 135,415,681     0.810 - 1.619 149,634,615          1.19      0.30 - 2.70    23.10 - 26.11
  Value Subaccount                2008 150,325,118     0.658 - 1.298 132,190,608          0.77      0.30 - 2.70 (31.74) - (30.08)
  (Commenced 5/1/2006)            2007 177,121,221     0.964 - 1.876 223,905,276          0.36      0.30 - 2.70  (10.65) - (3.56)
                                  2006  63,225,110     1.021 - 1.792  70,653,137            --      0.60 - 2.70      1.79 - 5.99
MIST Turner Mid Cap Growth        2009   2,403,026     1.074 - 1.371   3,118,333            --      1.55 - 2.65    43.39 - 44.93
  Subaccount                      2008   2,586,292     0.749 - 0.946   2,331,082            --      1.55 - 2.65 (45.80) - (45.39)
  (Commenced 4/28/2008)
MIST Van Kampen Comstock          2009 212,159,391     0.834 - 1.373 237,036,843          0.01      0.30 - 2.75    23.19 - 31.15
  Subaccount                      2008     938,859     0.677 - 0.696     648,344          2.17      1.70 - 2.60 (37.55) - (37.01)
  (Commenced 11/14/2005)          2007   1,286,953     1.084 - 1.105   1,416,028          1.48      1.70 - 2.60   (5.41) - (4.08)
                                  2006   1,279,856     1.141 - 1.152   1,471,570            --      1.70 - 2.60     1.06 - 14.06
                                  2005     104,387     1.009 - 1.010     105,369          2.33      1.70 - 2.60    (1.18) - 0.90
MIST Van Kampen Mid Cap           2009  15,136,307     0.750 - 2.045  17,892,218          0.01      0.30 - 2.60    53.24 - 56.78
  Growth Subaccount               2008  16,241,619     0.485 - 1.321  12,604,861          0.43      0.30 - 2.60 (49.06) - (47.29)
  (Commenced 11/14/2005)          2007   3,986,582     1.311 - 1.336   5,299,998            --      1.70 - 2.60   (7.20) - 21.34
                                  2006   4,406,247     1.090 - 1.101   4,834,885            --      1.70 - 2.60      5.62 - 6.58
                                  2005     736,746     1.032 - 1.033     760,699            --      1.70 - 2.60    (1.43) - 3.20
Morgan Stanley Capital            2009     921,618     1.128 - 1.419   1,228,624          0.12      1.60 - 2.60    66.53 - 68.13
  Opportunities Subaccount        2008     938,169     0.676 - 0.844     753,390          0.17      1.60 - 2.60 (49.11) - (48.57)
                                  2007   1,543,165     1.326 - 1.641   2,443,108          0.16      1.60 - 2.60    16.12 - 17.30
                                  2006   1,027,015     1.142 - 1.399   1,389,661            --      1.60 - 2.60      1.29 - 2.27
                                  2005   1,016,022     1.124 - 1.368   1,353,782            --      1.60 - 2.60     3.79 - 22.19
Morgan Stanley Dividend           2009   2,297,823     0.863 - 1.029   2,276,427          1.75      1.60 - 2.50    20.90 - 22.06
  Growth Subaccount               2008   2,424,014     0.711 - 0.843   1,981,211          0.42      1.60 - 2.50 (38.06) - (37.51)
                                  2007   2,901,396     1.193 - 1.349   3,816,301          1.01      1.60 - 2.50    (5.62) - 2.27
                                  2006   3,107,296     1.177 - 1.319   4,019,208          1.15      1.60 - 2.50      8.08 - 9.10
                                  2005   3,176,334     1.089 - 1.209   3,788,337          1.11      1.60 - 2.50      2.78 - 5.32
Morgan Stanley S&P 500 Index      2009   6,684,139     0.890 - 1.095   7,067,118          2.54      1.55 - 2.60    22.77 - 24.19
  Subaccount                      2008   6,631,301     0.722 - 0.883   5,673,311          2.18      1.55 - 2.60 (38.88) - (38.23)
                                  2007   6,967,206     1.178 - 1.430   9,696,418          1.53      1.55 - 2.60      2.29 - 3.36
                                  2006   7,539,294     1.147 - 1.384  10,207,594          1.43      1.55 - 2.60    12.32 - 13.44
                                  2005   8,719,992     1.019 - 1.220  10,480,009          1.51      1.55 - 2.60    (1.15) - 6.44

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
MSF Barclays Capital Aggregate  2009  62,894,452     1.181 - 2.241 124,909,151          6.40      0.30 - 1.40      3.69 - 4.85
  Bond Index Subaccount         2008  71,329,220     1.139 - 2.158 135,715,355          4.71      0.30 - 1.40      4.50 - 5.66
  (Commenced 11/12/2007)        2007  85,048,945     1.090 - 2.062 154,016,372            --      0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive        2009 136,340,583     0.533 - 1.463 118,461,145          0.07      0.30 - 2.70    45.36 - 48.77
  Growth Subaccount             2008 154,809,818     0.364 - 0.998  91,555,768            --      0.30 - 2.70 (47.24) - (45.92)
  (Commenced 5/1/2006)          2007 185,128,306     0.683 - 1.874 206,830,312            --      0.30 - 2.70   (0.56) - 19.69
                                2006 221,481,261     0.577 - 1.584 209,191,278            --      0.60 - 2.70    (3.09) - 9.61
MSF BlackRock Bond Income       2009 254,242,025     0.970 - 1.805 310,155,879          6.84      0.30 - 2.75      5.70 - 9.11
  Subaccount                    2008 265,533,848     0.912 - 1.671 305,259,676          5.16      0.30 - 2.75   (9.43) - (3.72)
  (Commenced 5/1/2006)          2007 316,222,898     1.044 - 1.753 388,189,298          3.22      0.30 - 2.70      1.11 - 6.01
                                2006 358,237,572     1.006 - 1.672 422,073,952            --      0.30 - 2.70      3.00 - 4.82
MSF BlackRock Diversified       2009 141,009,077     0.974 - 5.481 281,893,639          2.89      0.30 - 2.65    13.92 - 18.94
  Subaccount                    2008  68,632,597     0.855 - 1.964 122,906,726          2.82      0.30 - 2.65 (26.08) - (23.80)
  (Commenced 4/30/2007)         2007  72,810,413     1.185 - 2.645 182,396,183            --      0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap         2009  18,388,146     0.790 - 1.118  19,257,470          1.36      0.30 - 2.65     8.19 - 10.69
  Value Subaccount              2008  18,738,894     0.730 - 1.010  17,997,131            --      0.30 - 2.65 (32.35) - (31.26)
  (Commenced 4/28/2008)
MSF BlackRock Legacy Large      2009 278,436,667     0.600 - 2.847 269,927,201            --      0.30 - 2.75    28.38 - 30.51
  Cap Growth Subaccount         2008       8,268             2.335      19,311            --             0.30           (34.82)
  (Commenced 4/28/2008)
MSF BlackRock Money Market      2009 292,409,144     1.000 - 1.866 335,600,209          0.45      0.30 - 2.75    (2.34) - 0.09
  Subaccount                    2008 380,710,006     1.023 - 1.890 441,091,140          2.77      0.30 - 2.90    (0.10) - 3.28
  (Commenced 5/1/2006)          2007 296,236,103     1.020 - 1.298 335,896,555          4.94      0.30 - 2.90      0.29 - 4.42
                                2006 226,079,051     0.995 - 1.243 247,590,076          3.29      0.60 - 2.90      0.00 - 2.90
MSF Davis Venture Value         2009  46,272,413     0.820 - 1.219  49,036,833          1.55      0.30 - 2.75    28.12 - 31.64
  Subaccount                    2008  50,458,028     0.633 - 0.941  41,210,080            --      0.30 - 2.75 (38.81) - (37.72)
  (Commenced 4/28/2008)
MSF FI Value Leaders Subaccount 2009  90,780,311     0.790 - 1.492 103,755,815          2.82      0.30 - 2.65    18.31 - 21.34
  (Commenced 5/1/2006)          2008 105,348,325     0.664 - 1.243 100,762,189          1.84      0.30 - 2.65 (40.60) - (39.17)
                                2007 122,428,834     1.113 - 2.067 196,125,953          0.85      0.30 - 2.65    (5.58) - 3.43
                                2006 144,737,748     1.094 - 2.014 228,429,756            --      0.60 - 2.65      1.86 - 3.31
MSF Jennison Growth Subaccount  2009  92,196,381     0.492 - 1.368  61,763,702          0.04      0.30 - 2.60    36.00 - 39.13
  (Commenced 4/28/2008)         2008 110,066,602     0.357 - 0.995  52,990,327            --      0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small Cap     2009     123,912     2.398 - 2.718     325,388            --      1.70 - 2.50    26.14 - 26.77
  Core Subaccount
  (Commenced 5/4/2009)
MSF Met/Dimensional             2009      53,278     1.408 - 1.421      75,431            --      1.70 - 2.50    38.45 - 39.18
  International Small Company
  Subaccount
  (Commenced 5/4/2009)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------- ------------- ------------- ---------------- -------------------
MSF MetLife Aggressive            2009  66,763,928 0.788 - 0.887    57,912,078          2.17      0.30 - 2.60    28.08 - 31.02
  Allocation Subaccount           2008  65,363,759 0.615 - 0.677    43,639,028          0.52      0.30 - 2.60 (41.98) - (40.61)
  (Commenced 11/14/2005           2007  68,089,229 1.060 - 1.146    77,117,339          0.03      0.30 - 2.60    (8.11) - 2.98
  and began transactions in 2006) 2006   8,380,176 1.053 - 1.124     8,993,489          0.03      0.30 - 2.60     4.05 - 12.55
MSF MetLife Conservative          2009  30,329,127 1.040 - 1.144    32,861,250          3.10      0.30 - 2.70    17.38 - 20.17
  Allocation Subaccount           2008  26,245,707 0.886 - 0.952    23,973,280          0.89      0.30 - 2.70 (16.65) - (14.70)
  (Commenced 11/14/2005           2007  15,892,326 1.067 - 1.116    17,241,806            --      0.30 - 2.50    (0.09) - 5.28
  and began transactions in 2006) 2006   6,328,313 1.036 - 1.060     6,590,303          0.11      0.30 - 2.50      0.97 - 5.80
MSF MetLife Conservative          2009  86,062,934 0.983 - 1.086    89,073,057          3.32      0.30 - 2.50    20.61 - 23.27
  to Moderate Allocation          2008  89,863,744 0.815 - 0.881    76,216,690          1.12      0.30 - 2.50 (23.55) - (21.83)
  Subaccount                      2007  93,106,882 1.067 - 1.127   102,041,214            --      0.30 - 2.45    (1.10) - 4.55
  (Commenced 11/14/2005           2006  10,121,656 1.043 - 1.078    10,666,045          0.14      0.30 - 2.45    (0.67) - 8.71
  and began transactions in 2006)
MSF MetLife Mid Cap Stock         2009   6,859,089         0.912     6,254,414          1.77             1.25            35.31
  Index Subaccount                2008   6,459,837         0.674     4,353,823          1.37             1.25           (36.95)
  (Commenced 5/1/2006)            2007   5,333,803         1.069     5,703,436          0.72             1.25             6.37
                                  2006   2,799,148         1.005     2,811,968            --             1.25             0.10
MSF MetLife Moderate              2009 422,006,805 0.908 - 1.023   411,199,938          3.02      0.30 - 2.75    23.17 - 26.14
  Allocation Subaccount           2008 448,656,252 0.737 - 0.811   349,923,570          0.82      0.30 - 2.75 (30.60) - (28.80)
  (Commenced 11/14/2005           2007 479,135,478 1.063 - 1.139   530,119,596            --      0.30 - 2.70    (3.58) - 4.02
  and began transactions in 2006) 2006  42,183,505 1.047 - 1.095    44,694,570          0.05      0.30 - 2.70   (0.38) - 10.81
MSF MetLife Moderate to           2009 385,002,457 0.845 - 0.959   356,369,177          2.58      0.30 - 2.65    25.71 - 28.72
  Aggressive Allocation           2008 401,062,441 0.672 - 0.745   290,979,056          0.62      0.30 - 2.65 (36.84) - (35.33)
  Subaccount                      2007 442,105,761 1.065 - 1.152   499,873,765          0.02      0.30 - 2.60    (5.55) - 3.50
  (Commenced 11/14/2005           2006  41,298,469 1.052 - 1.113    44,253,248          0.04      0.30 - 2.60     4.99 - 12.69
  and began transactions in 2006)
MSF MetLife Stock Index           2009 956,309,555 0.696 - 1.820   894,068,941          1.48      0.28 - 3.50    22.80 - 28.15
  Subaccount                      2008 491,992,717 0.558 - 1.450   354,305,788          1.98      0.28 - 2.50 (38.82) - (37.32)
  (Commenced 5/1/2006)            2007 531,845,303 0.899 - 2.319   615,919,014          0.02      0.28 - 1.63    (1.67) - 3.87
                                  2006   3,215,810         1.086     3,490,938            --             1.25             8.49
MSF MFS Total Return              2009 424,517,109 0.846 - 2.605   636,362,549          4.24      0.30 - 2.75    15.10 - 18.01
  Subaccount                      2008 485,162,845 0.735 - 2.227   625,319,073          3.54      0.30 - 2.90 (24.58) - (22.59)
  (Commenced 5/1/2006)            2007 592,318,130 0.973 - 2.900 1,001,081,924          2.00      0.30 - 2.90    (3.63) - 3.88
                                  2006 660,387,222 1.064 - 2.817 1,099,814,721            --      0.30 - 2.70      2.14 - 9.19
MSF MFS Value Subaccount          2009  58,644,242 1.024 - 1.470    71,463,612            --      0.30 - 2.70    17.51 - 20.39
  (Commenced 5/1/2006)            2008  62,480,214 0.864 - 1.245    64,279,938          1.88      0.30 - 2.70 (34.35) - (31.31)
                                  2007  61,212,759 1.305 - 1.887    95,032,956            --      0.30 - 2.70    (2.29) - 6.94
                                  2006  58,246,549 1.236 - 1.793    86,361,909          1.31      0.60 - 2.70     0.58 - 12.66
MSF Morgan Stanley EAFE           2009  48,947,939 0.854 - 2.025    81,732,457          4.32      0.30 - 1.60    26.52 - 28.27
  Index Subaccount                2008  52,994,262 0.675 - 1.594    69,092,998          3.03      0.30 - 1.60 (42.99) - (42.23)
  (Commenced 5/1/2006)            2007  61,113,909 1.184 - 2.786   137,682,866          0.02      0.30 - 1.60    (1.47) - 9.29
                                  2006      73,275 1.086 - 1.087        79,571            --      1.40 - 1.60    15.90 - 18.41

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------- -------------------------------------------------

                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ----------- ------------- ---------------- -------------------
MSF Neuberger Berman Mid Cap   2009  13,067,556 0.922 - 1.586  17,694,207          1.60      1.40 - 2.60    44.25 - 46.12
  Value Subaccount             2008  15,069,022 0.636 - 1.092  13,966,556          0.88      1.40 - 2.60 (48.66) - (48.09)
  (Commenced 4/30/2007)        2007  18,555,447 1.236 - 2.113  33,318,738            --      1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global         2009 410,567,773 0.849 - 1.589 374,398,305          2.51      0.30 - 2.70    36.04 - 40.00
  Equity Subaccount            2008 448,654,570 0.623 - 1.146 295,841,010          2.07      0.30 - 2.75 (42.21) - (40.55)
  (Commenced 5/1/2006)         2007 494,911,133 1.078 - 1.959 557,280,094          1.01      0.30 - 2.75    (3.86) - 6.12
                               2006 522,236,566 1.043 - 1.062 549,917,370            --      0.29 - 2.75     3.26 - 18.89
MSF Russell 2000 Index         2009  52,166,793 1.064 - 2.384 102,896,929          2.08      0.30 - 1.65    23.86 - 25.64
  Subaccount                   2008  54,971,926 0.859 - 1.916  87,292,343          1.30      0.30 - 1.65 (34.53) - (33.61)
  (Commenced 4/30/2007)        2007  60,356,432 1.309 - 2.917 146,529,196            --      0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap    2009  53,594,235 0.887 - 1.386  49,610,845          0.34      0.30 - 2.65    39.25 - 42.59
  Growth Subaccount            2008  59,778,256 0.637 - 0.972  39,237,067          0.29      0.30 - 2.65 (43.53) - (42.18)
  (Commenced 5/1/2006)         2007  64,027,839 1.129 - 1.156  73,516,561          0.20      1.17 - 2.60    (2.24) - 7.84
                               2006  72,617,849 1.062 - 1.072  77,601,882            --      1.17 - 2.60      2.50 - 9.79
MSF T. Rowe Price Small Cap    2009  84,858,983 0.788 - 1.491  87,765,568          0.06      0.30 - 2.65    34.93 - 38.25
  Growth Subaccount            2008  91,237,701 0.584 - 1.082  69,058,943            --      0.30 - 2.65 (34.75) - (33.70)
  (Commenced 4/28/2008)
MSF Western Asset Management   2009   3,762,287 2.058 - 2.267   8,142,474          6.88      1.17 - 1.45    30.34 - 30.64
  Strategic Bond Opportunities 2008   4,192,426 1.579 - 1.736   6,937,973          4.25      1.17 - 1.45 (16.23) - (15.99)
  Subaccount                   2007   4,659,891 1.885 - 2.068   9,169,920          2.79      1.17 - 1.45      2.50 - 2.78
  (Commenced 5/1/2006)         2006   5,511,825 1.839 - 2.013  10,516,569            --      1.17 - 1.45      4.37 - 4.56
MSF Western Asset Management   2009 140,576,689 1.004 - 2.314 185,790,047          4.76      0.15 - 2.45      1.78 - 4.15
  U.S. Government Subaccount   2008 165,146,188 1.006 - 2.243 209,916,401          3.03      0.15 - 2.45   (2.77) - (0.45)
  (Commenced 11/14/2005 and    2007  85,176,942 1.028 - 2.276 135,725,343          2.75      0.15 - 2.45      0.83 - 4.21
  began transactions in 2006)  2006  93,487,936 1.002 - 2.205 145,461,037          0.02      0.15 - 2.45      2.77 - 4.40
Pioneer VCT Bond Subaccount    2009  22,861,075 1.199 - 1.232  27,892,198          5.31      1.50 - 2.75    14.08 - 15.57
  (Commenced 2/14/2005 and     2008  22,163,097 1.051 - 1.066  23,504,903          5.07      1.50 - 2.75   (3.58) - (2.38)
  began transactions in 2007)  2007  19,594,381 1.090 - 1.092  21,376,590          0.65      1.50 - 2.75      9.00 - 9.20
Pioneer VCT Cullen Value       2009  14,948,808 0.944 - 0.995  14,626,585          0.78      1.50 - 2.75    12.54 - 14.01
  Subaccount                   2008  14,609,008 0.837 - 0.874  12,564,364          1.38      1.50 - 2.75 (34.39) - (33.56)
  (Commenced 2/14/2005)        2007  15,163,835 1.274 - 1.320  19,730,517          0.81      1.50 - 2.75    (3.44) - 4.79
                               2006  11,247,180 1.229 - 1.264  14,016,258          0.19      1.50 - 2.75     1.06 - 15.47
                               2005   3,968,836 1.077 - 1.099   4,302,483            --      1.50 - 2.75   (1.08) - 12.41
Pioneer VCT Emerging Markets   2009   9,315,020 1.650 - 3.147  25,836,006          0.89      1.50 - 2.75    69.34 - 71.42
  Subaccount                   2008   8,306,485 0.970 - 1.837  13,714,981          0.09      1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959 2.381 - 4.474  37,020,827          0.34      1.50 - 2.75     3.09 - 41.66
                               2006   8,408,497 1.711 - 3.190  24,663,407          0.33      1.50 - 2.75     3.83 - 33.47
                               2005   7,090,159 1.731 - 2.397  16,064,316          0.46      1.45 - 2.75    11.01 - 39.65
Pioneer VCT Equity Income      2009  16,094,477 0.910 - 1.307  19,818,006          3.08      1.50 - 2.60    10.96 - 12.19
  Subaccount                   2008  18,907,498 0.817 - 1.165  20,833,195          2.58      1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961 1.203 - 1.703  36,147,512          2.30      1.50 - 2.60   (9.22) - (0.96)
                               2006  21,474,930 1.225 - 1.720  35,515,293          2.39      1.50 - 2.60     0.65 - 20.32
                               2005  19,606,053 1.155 - 1.430  27,195,942          2.17      1.50 - 2.60    (0.52) - 5.08

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Fund Subaccount    2009  24,462,769     0.975 - 1.298  29,315,550          1.55      1.40 - 2.65    21.57 - 23.12
                               2008  29,416,956     0.795 - 1.055  28,806,173          1.48      1.40 - 2.65 (36.06) - (35.26)
                               2007  35,397,790     1.233 - 1.633  53,896,618          1.03      1.40 - 2.65      0.00 - 3.36
                               2006  26,477,150     1.198 - 1.583  39,184,315          1.12      1.40 - 2.65   (0.91) - 14.74
                               2005  25,896,466     1.081 - 1.385  33,634,022          1.12      1.40 - 2.65      1.11 - 7.72
Pioneer VCT High Yield         2009  34,914,553     1.041 - 1.355  45,200,432          7.65      1.50 - 2.75    55.61 - 57.72
  Subaccount                   2008  31,465,476     0.669 - 0.860  25,983,877          7.95      1.50 - 2.75 (37.36) - (36.62)
                               2007  32,302,590     1.068 - 1.357  42,151,710          5.08      1.50 - 2.75    (2.54) - 4.05
                               2006  37,727,733     1.044 - 1.305  47,756,669          5.29      1.50 - 2.75      0.17 - 6.62
                               2005  35,815,878     1.064 - 1.224  42,939,846          5.25      1.50 - 2.75    (1.02) - 4.78
Pioneer VCT Ibbotson Growth    2009 235,330,904     0.885 - 1.029 233,598,663          2.51      1.50 - 2.90    28.97 - 30.66
  Allocation Subaccount        2008 241,041,098     0.686 - 0.788 184,451,666          2.24      1.50 - 2.90 (37.01) - (36.04)
  (Commenced 2/14/2005)        2007 211,130,637     1.089 - 1.232 254,649,449          1.01      1.50 - 2.90    (5.52) - 4.06
                               2006 126,729,579     1.060 - 1.184 147,898,331          0.14      1.55 - 2.90     0.09 - 12.25
                               2005  12,369,174     1.056 - 1.069  13,133,060            --      1.55 - 2.75      0.95 - 9.15
Pioneer VCT Ibbotson Moderate  2009 127,523,679     0.920 - 1.047 129,177,322          3.43      1.50 - 2.90    27.74 - 29.49
  Allocation Subaccount        2008 131,739,676     0.720 - 0.809 103,808,691          2.90      1.50 - 2.90 (33.09) - (32.13)
  (Commenced 2/14/2005)        2007 128,084,206     1.076 - 1.192 149,880,953          1.00      1.50 - 2.90    (3.28) - 4.10
                               2006  86,309,793     1.049 - 1.145  97,657,013          0.30      1.50 - 2.90    (0.29) - 9.01
                               2005  19,042,427     1.042 - 1.051  19,956,928            --      1.50 - 2.75      0.00 - 7.28
Pioneer VCT Mid Cap Value      2009  31,686,148     0.946 - 1.551  43,949,273          1.29      1.40 - 2.75    21.93 - 23.45
  Subaccount                   2008  36,082,317     0.773 - 1.258  40,897,724          0.87      1.40 - 2.75 (35.58) - (34.65)
                               2007  42,880,338     1.194 - 1.929  74,924,012          0.57      1.40 - 2.75      2.45 - 3.86
                               2006  41,251,442     1.159 - 1.859  69,754,126            --      1.40 - 2.75     1.67 - 10.69
                               2005  39,157,194     1.061 - 1.682  60,191,736          0.20      1.40 - 2.75    (0.50) - 9.28
Pioneer VCT Real Estate Shares 2009   8,382,574     0.960 - 1.600  12,313,902          4.45      1.50 - 2.60    28.17 - 29.57
  Subaccount                   2008   8,720,284     0.746 - 1.235  10,025,395          3.91      1.50 - 2.60 (39.99) - (39.28)
                               2007   9,621,836     1.239 - 2.035  18,378,703          2.53      1.50 - 2.60  (29.06) - (6.17)
                               2006  10,809,247     1.568 - 2.555  26,428,356          2.38      1.50 - 2.65     6.59 - 34.46
                               2005   9,531,565     1.393 - 1.901  17,593,988          3.18      1.50 - 2.65     2.80 - 21.74
UIF Capital Growth Subaccount  2009   9,106,525     0.714 - 1.498   9,168,364            --      1.40 - 2.60    61.13 - 63.27
                               2008  10,817,955     0.439 - 0.922   6,578,629          0.19      1.40 - 2.60 (50.47) - (49.93)
                               2007  13,918,589     0.879 - 1.850  16,896,083            --      1.40 - 2.60   (4.56) - 20.24
                               2006  15,038,110     0.734 - 1.547  14,919,355            --      1.40 - 2.60     1.44 - 12.06
                               2005  16,859,446     0.717 - 1.514  16,085,548          0.49      1.40 - 2.60     8.61 - 21.19
UIF Equity and Income          2009 106,877,677     1.363 - 1.409 148,131,048          2.80      1.40 - 1.90    20.19 - 20.74
  Subaccount                   2008 124,047,368     1.134 - 1.167 142,710,330          2.39      1.40 - 1.90 (24.15) - (23.73)
                               2007 155,243,293     1.495 - 1.530 234,822,562          1.82      1.40 - 1.90      1.42 - 1.93
                               2006 159,327,387     1.474 - 1.501 236,989,018          1.18      1.40 - 1.90     7.54 - 11.02
                               2005 166,193,665     1.333 - 1.352 221,493,947          0.65      1.40 - 1.90      0.29 - 7.73
UIF Small Company Growth       2009   3,466,629     0.957 - 1.678   5,198,856            --      1.50 - 2.60    42.84 - 44.44
  Subaccount                   2008   3,860,379     0.668 - 1.162   3,995,503            --      1.50 - 2.60 (41.94) - (41.31)
                               2007   4,724,867     1.146 - 1.980   8,371,677            --      1.50 - 2.60      0.22 - 1.38
                               2006   5,465,764     1.140 - 1.953   9,595,543            --      1.50 - 2.60   (3.44) - 10.15
                               2005   5,750,508     1.042 - 1.773   9,248,366            --      1.50 - 2.60   (2.74) - 13.11

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- -----------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- ----------------
UIF U.S. Real Estate Subaccount 2009  20,079,803     0.991 - 1.014  20,149,396          3.29      1.40 - 1.90    25.92 - 26.59
                                2008  21,716,459     0.787 - 0.801  17,256,470          3.42      1.40 - 1.90 (39.04) - (38.76)
                                2007  25,452,950     1.291 - 1.308  33,106,666          1.14      1.40 - 1.90   (18.65) - 0.00
                                2006  26,061,240     1.307 - 3.188  41,540,700          1.22      1.40 - 2.60    25.79 - 36.17
                                2005  27,328,651     1.036 - 2.513  46,295,559          1.16      1.40 - 2.60   (0.46) - 23.44
UIF Value Subaccount            2009   8,970,605     0.927 - 1.442  10,792,318          3.46      1.40 - 2.60    27.63 - 29.21
                                2008  11,197,020     0.719 - 1.122  10,417,944          3.32      1.40 - 2.60 (37.51) - (36.79)
                                2007  14,734,499     1.119 - 1.783  21,690,955          1.88      1.40 - 2.60   (5.54) - (4.38)
                                2006  18,091,492     1.179 - 1.875  27,827,059          1.73      1.40 - 2.60    13.92 - 15.22
                                2005  22,434,091     1.029 - 1.635  29,974,857          1.36      1.40 - 2.60      0.29 - 7.01
Van Kampen LIT Capital Growth   2009  15,018,782     0.579 - 1.314  15,653,524          0.02      1.40 - 2.60     0.00 - 63.84
  Subaccount                    2008  17,441,725     0.355 - 1.499  10,959,766          0.53      0.30 - 2.60  (50.44) - (4.25)
                                2007 157,200,754     0.563 - 1.600 129,155,686          0.01      0.30 - 2.60     5.60 - 15.96
                                2006 183,574,207     0.490 - 1.398 131,085,818            --      0.60 - 2.60    (2.87) - 2.04
                                2005 214,518,774     0.484 - 1.389 150,033,001          0.08      0.60 - 2.60     0.00 - 13.65
Van Kampen LIT Government       2009  26,434,581     1.019 - 1.437  30,860,900          6.16      1.40 - 2.60   (1.76) - (0.42)
  Subaccount                    2008  30,065,152     1.036 - 1.443  35,849,224          4.57      1.40 - 2.60    (1.10) - 0.42
                                2007  36,097,912     1.047 - 1.437  43,498,316          4.50      1.40 - 2.60      2.93 - 5.82
                                2006  36,311,329     1.003 - 1.358  42,076,135          4.55      1.40 - 2.60      0.38 - 1.88
                                2005  41,540,131     0.997 - 1.333  47,876,833          3.93      1.40 - 2.60    (0.50) - 2.15
Van Kampen LIT Growth and       2009 114,335,077     0.943 - 1.559 141,710,332          3.64      1.40 - 2.60    21.02 - 22.66
  Income Subaccount             2008 135,745,590     0.778 - 1.271 137,594,743          1.94      1.40 - 2.60 (34.00) - (33.00)
                                2007 171,568,422     1.176 - 1.897 260,145,192          1.42      1.40 - 2.60    (0.07) - 1.39
                                2006 191,394,053     1.175 - 1.871 288,321,844          1.00      1.40 - 2.60    12.96 - 14.57
                                2005 201,641,201     1.037 - 1.633 267,003,721          0.86      1.40 - 2.60   (0.28) - 10.35
Wells Fargo VT Small/Mid Cap    2009   2,853,960     1.280 - 1.947   4,195,513          1.23      0.30 - 1.85    57.11 - 59.59
  Value Subaccount              2008   2,939,820     0.809 - 1.223   2,659,523            --      0.30 - 1.85 (45.53) - (44.70)
                                2007   3,380,492     1.478 - 2.219   5,618,575          0.02      0.30 - 1.85   (9.07) - (1.29)
                                2006   4,426,775     1.507 - 2.248   7,539,536            --      0.60 - 1.85    13.67 - 15.05
                                2005   5,387,691     1.319 - 1.954   8,045,493          0.39      0.60 - 1.85    14.35 - 15.83

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

 The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                                 ALLIANCEBERNSTEIN GLOBAL
                                      AIM V.I. UTILITIES    ALGER CAPITAL APPRECIATION                    THEMATIC GROWTH
                                              SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                               ---------------------------- ----------------------------- ----------------------------------
                                    2009            2008           2009           2008            2009               2008
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units beginning of year          2,120,045       2,469,440      2,726,355      3,117,230       1,967,504          2,675,537
Units issued and transferred
  from other funding options       311,111         541,084        635,750        689,733         539,364            859,219
Units redeemed and transferred
  to other funding options        (728,096)       (890,479)      (793,451)    (1,080,608)       (647,158)        (1,567,252)
Annuity units                           --              --             --             --              --                 --
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units end of year                1,703,060       2,120,045      2,568,654      2,726,355       1,859,710          1,967,504
                               ============ =============== ============== ============== =============== ==================
                                                                                                            CREDIT SUISSE
                                                                                                                    TRUST
                                                                                        AMERICAN FUNDS      INTERNATIONAL
                                                  AMERICAN FUNDS GROWTH                  GROWTH-INCOME    EQUITY FLEX III
                                                             SUBACCOUNT                     SUBACCOUNT         SUBACCOUNT
                                            ------------------------------ ------------------------------ ------------------
                                                    2009           2008           2009            2008            2009 (b)
                                            --------------- -------------- -------------- --------------- ------------------
Units beginning of year                       359,615,200    404,396,586    341,874,694     401,435,769                 --
Units issued and transferred
  from other funding options                   29,804,962     55,163,107     19,861,178      41,474,159          1,020,193
Units redeemed and transferred
  to other funding options                    (65,637,716)   (99,925,785)   (56,042,741)   (101,022,978)              (372)
Annuity units                                     (15,104)       (18,708)       (10,256)        (12,256)                --
                                            --------------- -------------- -------------- --------------- ------------------
Units end of year                             323,767,342    359,615,200    305,682,875     341,874,694          1,019,821
                                            =============== ============== ============== =============== ==================
                                                                                                DWSII GOVERNMENT & AGENCY
                               DWSI GLOBAL OPPORTUNITIES              DWSI HEALTH CARE                         SECURITIES
                                              SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                               ---------------------------- ----------------------------- ----------------------------------
                                    2009            2008           2009           2008            2009               2008
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units beginning of year         3,092,106       3,436,720      3,239,205      3,781,290       7,027,315          4,467,580
Units issued and transferred
  from other funding options      534,155         566,703        516,084        678,397       1,916,845          7,363,635
Units redeemed and transferred
  to other funding options       (899,563)       (911,317)    (1,375,193)    (1,220,482)     (3,471,814)        (4,803,900)
Annuity units                          --              --             --             --              --                 --
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units end of year               2,726,698       3,092,106      2,380,096      3,239,205       5,472,346          7,027,315
                               ============ =============== ============== ============== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                                             AMERICAN FUNDS
         AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION
                  SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009           2008 (a)          2009             2008          2009          2008 (a)
------------- ----------------- -------------- ---------------- ------------- ----------------
 1,707,759                --    148,315,752      169,495,269       638,633               --
 4,925,075         2,558,253     13,121,160       27,500,148     1,770,996          714,915
(1,277,960)         (850,494)   (30,904,150)     (48,671,724)     (412,234)         (76,282)
        --                --         (7,503)          (7,941)           --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
 5,354,874         1,707,759    130,525,259      148,315,752     1,997,395          638,633
============= ================= ============== ================ ============= ================
                                DREYFUS SOCIALLY RESPONSIBLE
DELAWARE VIP SMALL CAP VALUE                          GROWTH            DWSI CAPITAL GROWTH
                  SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009              2008           2009             2008          2009             2008
------------- ----------------- -------------- ---------------- ------------- ----------------
13,377,371        16,388,529        582,742          598,700    10,177,735       12,449,333
 1,307,264         1,815,244         48,318           68,939     1,044,047          936,204
(2,875,120)       (4,826,301)       (56,966)         (84,897)   (2,304,404)      (3,207,802)
       (96)             (101)            --               --            --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
11,809,419        13,377,371        574,094          582,742     8,917,378       10,177,735
============= ================= ============== ================ ============= ================
     DWSII DREMAN SMALL MID CAP
                          VALUE           DWSII GLOBAL THEMATIC               DWSII TECHNOLOGY
                     SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009              2008           2009             2008          2009             2008
------------- ----------------- -------------- ---------------- ------------- ----------------
 7,699,706         9,139,529      3,883,900        4,800,961     2,162,417        2,400,140
   721,536           639,967        430,732          657,302       883,709          480,518
(1,652,084)       (2,079,790)      (897,368)      (1,574,363)     (690,371)        (718,241)
        --                --             --               --            --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
 6,769,158         7,699,706      3,417,264        3,883,900     2,355,755        2,162,417
============= ================= ============== ================ ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                 FIDELITY VIP DYNAMIC CAPITAL
                                  FIDELITY VIP CONTRAFUND                        APPRECIATION       FIDELITY VIP EQUITY-INCOME
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year        193,501,420    213,235,728     2,474,553             3,119,214    115,661,779       132,444,044
Units issued and transferred
  from other funding options    22,068,618     36,595,783       127,581               358,076     10,367,230        14,287,668
Units redeemed and transferred
  to other funding options     (34,286,786)   (56,298,109)     (342,907)           (1,002,737)   (17,470,189)      (31,033,691)
Annuity units                       (9,610)       (31,982)           --                    --        (17,144)          (36,242)
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year              181,273,642    193,501,420     2,259,227             2,474,553    108,541,676       115,661,779
                               ============== ============== ============= ===================== ============== =================
                                   FTVIPT FRANKLIN RISING       FTVIPT FRANKLIN SMALL-MID CAP             FTVIPT MUTUAL SHARES
                                     DIVIDENDS SECURITIES                   GROWTH SECURITIES                       SECURITIES
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year         21,627,695     25,791,683    39,918,390            46,602,557     47,564,032        57,502,398
Units issued and transferred
  from other funding options     2,498,543      3,097,927     6,607,651             6,899,373      4,369,812         7,986,329
Units redeemed and transferred
  to other funding options      (5,462,700)    (7,261,915)   (8,283,718)          (13,583,540)    (9,398,155)      (17,924,695)
Annuity units                           --             --            --                    --             --                --
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year               18,663,538     21,627,695    38,242,323            39,918,390     42,535,689        47,564,032
                               ============== ============== ============= ===================== ============== =================
                                   JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL LIFE SCIENCES    JANUS ASPEN GLOBAL TECHNOLOGY
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year         28,579,786     32,312,340     4,863,385             6,247,528     12,535,710        15,556,567
Units issued and transferred
  from other funding options     1,817,052      4,042,163       135,831               685,367      1,801,575         1,856,689
Units redeemed and transferred
  to other funding options      (5,620,253)    (7,774,717)   (1,216,176)           (2,069,510)    (2,801,877)       (4,877,546)
Annuity units                           --             --            --                    --             --                --
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year               24,776,585     28,579,786     3,783,040             4,863,385     11,535,408        12,535,710
                               ============== ============== ============= ===================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                                 FTVIPT FRANKLIN INCOME
   FIDELITY VIP HIGH INCOME           FIDELITY VIP MID CAP                   SECURITIES
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 15,749,612      17,441,474    175,219,157     194,928,164    27,781,181     28,070,936
  2,137,591       1,333,806     20,288,000      31,773,133     9,004,127      9,072,671
 (3,160,478)     (3,024,276)   (31,533,212)    (51,443,862)   (6,383,740)    (9,281,977)
     (1,304)         (1,392)        (9,592)        (38,278)      (80,917)       (80,449)
-------------- --------------- -------------- --------------- ------------- --------------
 14,725,421      15,749,612    163,964,353     175,219,157    30,320,651     27,781,181
============== =============== ============== =============== ============= ==============
FTVIPT TEMPLETON DEVELOPING       FTVIPT TEMPLETON FOREIGN      FTVIPT TEMPLETON GROWTH
         MARKETS SECURITIES                     SECURITIES                   SECURITIES
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 14,310,331      49,160,016    111,025,532     128,820,623    29,971,329     33,358,379
  5,528,051       9,366,166     11,667,247      17,912,651     3,541,833      5,079,727
 (4,165,268)    (44,214,992)   (24,983,524)    (35,702,746)   (6,552,782)    (8,457,755)
        (88)           (859)        (4,530)         (4,996)           --         (9,022)
-------------- --------------- -------------- --------------- ------------- --------------
 15,673,026      14,310,331     97,704,725     111,025,532    26,961,380     29,971,329
============== =============== ============== =============== ============= ==============
                               JANUS ASPEN PERKINS MID CAP
       JANUS ASPEN OVERSEAS                          VALUE        JANUS ASPEN WORLDWIDE
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 45,196,584      46,649,433      1,549,198       1,802,779     1,473,348     34,679,126
  9,972,299      13,877,193         68,958         390,994       194,639      1,406,803
(11,236,412)    (15,326,930)      (296,616)       (644,575)     (452,756)   (34,612,581)
     (2,959)         (3,112)            --              --            --             --
-------------- --------------- -------------- --------------- ------------- --------------
 43,929,512      45,196,584      1,321,540       1,549,198     1,215,231      1,473,348
============== =============== ============== =============== ============= ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                      LMPVET BATTERYMARCH                LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                   VARIABLE GLOBAL EQUITY    VARIABLE EQUITY INCOME BUILDER     VARIABLE AGGRESSIVE GROWTH
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year          42,841,696     53,650,045    156,487,513        193,635,280    622,180,657     741,329,195
Units issued and transferred
  from other funding options      1,576,901      4,871,445      6,146,968         12,757,613     25,041,583      45,417,207
Units redeemed and transferred
  to other funding options       (6,753,567)   (15,679,794)   (26,651,145)       (49,840,769)   (114,856,923) (164,525,988)
Annuity units                            --             --         (2,989)           (64,611)       (33,658)        (39,757)
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year                37,665,030     42,841,696    135,980,347        156,487,513    532,331,659     622,180,657
                               ============== ============== ============== ================== ============== ===============
                                       LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                               VARIABLE FUNDAMENTAL VALUE                VARIABLE INVESTORS      VARIABLE LARGE CAP GROWTH
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year         503,204,890    615,032,338    180,915,479        228,211,487    150,824,586     188,404,599
Units issued and transferred
  from other funding options     19,939,685     27,347,759      4,954,357          7,204,426      6,632,618       9,347,832
Units redeemed and transferred
  to other funding options      (95,066,018) (139,153,569)    (32,455,226)       (54,495,930)   (28,704,937)    (46,899,939)
Annuity units                        (5,753)       (21,638)        (4,332)            (4,504)        (3,928)        (27,906)
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year               428,072,804    503,204,890    153,410,278        180,915,479    128,748,339     150,824,586
                               ============== ============== ============== ================== ============== ===============
                                LMPVET INVESTMENT COUNSEL                  LMPVET LIFESTYLE               LMPVET LIFESTYLE
                                VARIABLE SOCIAL AWARENESS                    ALLOCATION 50%                 ALLOCATION 70%
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year          39,745,946     44,597,635    101,668,320        127,276,506     61,066,781      73,092,932
Units issued and transferred
  from other funding options      1,913,450      2,983,810      3,512,105          6,975,696      1,198,558       3,700,758
Units redeemed and transferred
  to other funding options       (6,393,589)    (7,835,499)   (22,386,554)       (32,581,509)    (9,808,252)    (15,726,909)
Annuity units                            --             --         (2,173)            (2,373)            --              --
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year                35,265,807     39,745,946     82,791,698        101,668,320     52,457,087      61,066,781
                               ============== ============== ============== ================== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
      VARIABLE APPRECIATION                   VARIABLE CAPITAL       VARIABLE DIVIDEND STRATEGY
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
  467,330,035     583,776,051    115,893,792         152,949,759     57,971,618        71,241,834
   30,878,780      19,645,962      1,367,660           9,342,391      1,678,190         2,146,451
 (100,471,136) (136,076,838)    (19,519,422)        (46,397,847)   (10,147,289)      (15,416,667)
       (1,689)        (15,140)          (496)               (511)            --                --
-------------- --------------- -------------- ------------------- -------------- -----------------
  397,735,990     467,330,035     97,741,534         115,893,792     49,502,519        57,971,618
============== =============== ============== =================== ============== =================
                                                                         LMPVET GLOBAL CURRENTS
         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE           VARIABLE INTERNATIONAL
      VARIABLE MID CAP CORE          VARIABLE SMALL CAP GROWTH              ALL CAP OPPORTUNITY
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
  57,996,976      71,238,308     59,867,011          71,547,703     83,125,785        99,535,027
   1,987,298       4,630,484      5,617,063           8,627,856      4,217,573         4,509,352
 (10,913,669)    (17,871,398)   (11,281,696)        (20,288,794)   (15,076,835)      (20,916,603)
        (397)           (418)          (344)            (19,754)        (1,915)           (1,991)
-------------- --------------- -------------- ------------------- -------------- -----------------
  49,070,208      57,996,976     54,202,034          59,867,011     72,264,608        83,125,785
============== =============== ============== =================== ============== =================
           LMPVET LIFESTYLE               LMPVIT WESTERN ASSET    LMPVIT WESTERN ASSET VARIABLE
             ALLOCATION 85%    VARIABLE ADJUSTABLE RATE INCOME     DIVERSIFIED STRATEGIC INCOME
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
 38,462,858      45,631,090     21,578,202          30,126,619     31,595,735        41,508,754
    792,612       2,583,599      3,008,355           3,279,533      1,029,808         1,477,469
 (6,111,888)     (9,751,831)    (5,197,558)        (11,809,506)    (5,926,424)      (11,390,488)
         --              --        (17,520)            (18,444)            --                --
-------------- --------------- -------------- ------------------- -------------- -----------------
 33,143,582      38,462,858     19,371,479          21,578,202     26,699,119        31,595,735
============== =============== ============== =================== ============== =================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          LMPVIT WESTERN ASSET          LMPVIT WESTERN ASSET           LMPVIT WESTERN ASSET
                               VARIABLE GLOBAL HIGH YIELD BOND          VARIABLE HIGH INCOME          VARIABLE MONEY MARKET
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009                2008           2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year         11,006,706          13,236,960    123,565,072    159,566,246    300,953,532     206,176,952
Units issued and transferred
  from other funding options     2,466,060           1,406,201      7,369,592      8,141,871    105,822,969     313,840,098
Units redeemed and transferred
  to other funding options      (2,903,474)         (3,636,455)   (28,006,842)   (44,140,525)   (194,784,310) (219,047,586)
Annuity units                           --                  --         (1,922)        (2,520)          (386)        (15,932)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year               10,569,292          11,006,706    102,925,900    123,565,072    211,991,805     300,953,532
                               ============== =================== ============== ============== ============== ===============
                                           MIST AMERICAN FUNDS             MIST BATTERYMARCH
                                           MODERATE ALLOCATION             GROWTH AND INCOME      MIST BLACKROCK HIGH YIELD
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009             2008 (c)          2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year            127,658                  --     15,925,617     18,277,607     55,599,982      63,143,456
Units issued and transferred
  from other funding options       563,977             129,651        493,209        553,085      9,636,760      13,404,132
Units redeemed and transferred
  to other funding options         (26,854)             (1,993)    (1,912,235)    (2,868,242)   (13,174,770)    (20,945,324)
Annuity units                           --                  --        (19,909)       (36,833)        (1,844)         (2,282)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year                  664,781             127,658     14,486,682     15,925,617     52,060,128      55,599,982
                               ============== =================== ============== ============== ============== ===============
                                           MIST HARRIS OAKMARK
                                                 INTERNATIONAL              MIST JANUS FORTY            MIST LAZARD MID CAP
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009                2008           2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year         73,645,655          89,021,152    184,741,781    191,666,259     69,717,278       5,965,059
Units issued and transferred
  from other funding options    10,673,945          12,283,381     26,521,640     35,586,199      7,840,573      78,507,650
Units redeemed and transferred
  to other funding options     (18,362,314)        (27,655,992)   (32,797,664)   (42,494,684)   (12,913,580)    (14,753,226)
Annuity units                       (2,714)             (2,886)       (11,896)       (15,993)        (2,234)         (2,205)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year               65,954,572          73,645,655    178,453,861    184,741,781     64,642,037      69,717,278
                               ============== =================== ============== ============== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

      LMPVIT WESTERN ASSET                MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
   VARIABLE STRATEGIC BOND                BALANCED ALLOCATION              GROWTH ALLOCATION
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009           2008           2009             2008 (c)         2009          2008 (c)
-------------- -------------- -------------- ------------------- ------------- ----------------
 29,886,687     36,686,427        460,585                  --       361,073               --
  3,943,911      4,028,656        689,352             491,400       695,329          370,168
 (5,345,438)   (10,828,396)       (83,587)            (30,815)     (196,031)          (9,095)
         --             --             --                  --            --               --
-------------- -------------- -------------- ------------------- ------------- ----------------
 28,485,160     29,886,687      1,066,350             460,585       860,371          361,073
============== ============== ============== =================== ============= ================
            MIST BLACKROCK
            LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009           2008           2009                2008          2009             2008
-------------- -------------- -------------- ------------------- ------------- ----------------
 71,441,239     85,113,395    105,420,478         124,374,407    11,190,143       10,129,896
  4,964,683      5,270,904     17,771,520          18,707,489     4,438,969        5,328,802
(13,156,289)   (18,942,463)   (24,618,144)        (37,655,788)   (4,493,640)      (4,259,261)
       (579)          (597)        (5,562)             (5,630)       (9,221)          (9,294)
-------------- -------------- -------------- ------------------- ------------- ----------------
 63,249,054     71,441,239     98,568,292         105,420,478    11,126,251       11,190,143
============== ============== ============== =================== ============= ================
  MIST LEGG MASON PARTNERS                                         MIST LOOMIS SAYLES GLOBAL
         AGGRESSIVE GROWTH       MIST LEGG MASON VALUE EQUITY                        MARKETS
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009        2008 (a)          2009                2008          2009             2008
-------------- -------------- -------------- ------------------- ------------- ----------------
    103,980             --      9,703,866           8,033,958    46,805,268       52,358,564
    250,318        105,177      1,280,252           3,996,526     3,395,470        5,734,193
   (147,889)        (1,197)    (3,901,911)         (2,326,618)   (6,928,614)     (11,282,786)
         --             --             --                  --        (4,007)          (4,703)
-------------- -------------- -------------- ------------------- ------------- ----------------
    206,409        103,980      7,082,207           9,703,866    43,268,117       46,805,268
============== ============== ============== =================== ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                     MIST LORD ABBETT BOND      MIST LORD ABBETT GROWTH AND       MIST LORD ABBETT MID CAP
                                                 DEBENTURE                           INCOME                          VALUE
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ -------------------------------- ------------------------------
                                      2009            2008           2009              2008           2009            2008
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units beginning of year         50,357,034      60,470,520    200,939,476       239,539,828     80,119,831      94,328,307
Units issued and transferred
  from other funding options     9,882,514      11,413,825     14,323,735        24,971,450      5,274,862      11,992,371
Units redeemed and transferred
  to other funding options     (14,801,618)    (21,527,276)   (36,959,914)      (63,570,547)   (14,804,572)    (26,189,315)
Annuity units                         (166)            (35)        (1,214)           (1,255)       (11,023)        (11,532)
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units end of year               45,437,764      50,357,034    178,302,083       200,939,476     70,579,098      80,119,831
                               ============== =============== ============== ================= ============== ===============
                                              MIST METLIFE
                                                  MODERATE        MIST MFS EMERGING MARKETS              MIST MFS RESEARCH
                                                  STRATEGY                           EQUITY                  INTERNATIONAL
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                              --------------- -------------------------------- ------------------------------
                                                   2009 (c)          2009              2008           2009            2008
                                              --------------- -------------- ----------------- -------------- ---------------
Units beginning of year                                 --     49,186,008        22,838,831     65,026,844      57,544,188
Units issued and transferred
  from other funding options                    14,801,322      9,064,974        40,525,553      8,589,839      30,450,774
Units redeemed and transferred
  to other funding options                      (1,534,451)   (12,673,038)      (14,131,168)   (16,366,998)    (22,967,437)
Annuity units                                           --         (2,178)          (47,208)          (660)           (681)
                                              --------------- -------------- ----------------- -------------- ---------------
Units end of year                               13,266,871     45,575,766        49,186,008     57,249,025      65,026,844
                                              =============== ============== ================= ============== ===============
                                                                                               MIST SSGA GROWTH AND INCOME
                                         MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME                            ETF
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ -------------------------------- ------------------------------
                                      2009            2008           2009              2008           2009            2008
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units beginning of year         16,387,552      18,642,832    132,562,461       137,915,159    130,577,256     147,441,601
Units issued and transferred
  from other funding options    24,415,857       2,159,128     77,355,592        45,319,530      8,168,476      10,810,249
Units redeemed and transferred
  to other funding options      (5,728,286)     (4,411,126)   (42,352,952)      (50,662,029)   (20,623,917)    (27,654,822)
Annuity units                       (3,808)         (3,282)        (2,636)          (10,199)            --         (19,772)
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units end of year               35,071,315      16,387,552    167,562,465       132,562,461    118,121,815     130,577,256
                               ============== =============== ============== ================= ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                            MIST METLIFE
    MIST MET/AIM SMALL CAP      MIST MET/FRANKLIN MUTUAL        BALANCED       MIST METLIFE
                    GROWTH                        SHARES        STRATEGY    GROWTH STRATEGY
                SUBACCOUNT                    SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
----------------------------- ----------------------------- --------------- ------------------
       2009           2008           2009        2008 (c)        2009 (c)           2009 (c)
-------------- -------------- -------------- -------------- --------------- ------------------
  6,688,902      4,965,688        386,422             --              --                 --
  2,937,223      4,081,747        311,768        402,082      25,069,293         23,643,324
 (2,255,288)    (2,358,533)       (40,043)       (15,660)     (1,845,905)        (1,530,138)
         --             --             --             --              --                 --
-------------- -------------- -------------- -------------- --------------- ------------------
  7,370,837      6,688,902        658,147        386,422      23,223,388         22,113,186
============== ============== ============== ============== =============== ==================
  MIST OPPENHEIMER CAPITAL          MIST PIMCO INFLATION
              APPRECIATION                PROTECTED BOND            MIST PIMCO TOTAL RETURN
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2009           2008           2009           2008            2009               2008
-------------- -------------- -------------- -------------- --------------- ------------------
458,261,491     26,945,381     84,875,080     73,914,152      20,657,165         17,237,540
 32,964,076    490,416,021     25,623,177     55,080,775     353,064,362         13,361,486
(59,221,074)   (59,063,984)   (24,849,412)   (44,062,375)    (64,636,470)        (9,941,861)
    (33,555)       (35,927)       (54,124)       (57,472)        (43,118)                --
-------------- -------------- -------------- -------------- --------------- ------------------
431,970,938    458,261,491     85,594,721     84,875,080     309,041,939         20,657,165
============== ============== ============== ============== =============== ==================
                              MIST T. ROWE PRICE MID CAP        MIST THIRD AVENUE SMALL CAP
      MIST SSGA GROWTH ETF                        GROWTH                              VALUE
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2009           2008           2009        2008 (a)           2009               2008
-------------- -------------- -------------- -------------- --------------- ------------------
161,274,026    175,301,265      1,198,311             --     150,325,118        177,121,221
 13,981,723     18,913,980      1,483,807      1,313,857      13,644,051         19,461,690
(23,284,543)   (32,941,219)      (507,468)      (115,546)    (28,544,910)       (46,248,260)
         --             --             --             --          (8,578)            (9,533)
-------------- -------------- -------------- -------------- --------------- ------------------
151,971,206    161,274,026      2,174,650      1,198,311     135,415,681        150,325,118
============== ============== ============== ============== =============== ==================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                                  MIST VAN KAMPEN MID CAP
                                   MIST TURNER MID CAP GROWTH      MIST VAN KAMPEN COMSTOCK                        GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009            2008 (a)          2009           2008           2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year          2,586,292                 --        938,859      1,286,953     16,241,619      3,986,582
Units issued and transferred
  from other funding options       543,637          3,304,390    238,433,146        367,017      2,494,850     17,261,405
Units redeemed and transferred
  to other funding options        (726,903)          (718,098)   (27,211,052)      (715,111)    (3,600,162)    (5,006,368)
Annuity units                           --                 --         (1,562)            --             --             --
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year                2,403,026          2,586,292    212,159,391        938,859     15,136,307     16,241,619
                               ============== ================== ============== ============== ============== ==============
                               MSF BARCLAYS CAPITAL AGGREGATE      MSF BLACKROCK AGGRESSIVE
                                                   BOND INDEX                        GROWTH     MSF BLACKROCK BOND INCOME
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009               2008           2009           2008           2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year         71,329,220         85,048,945    154,809,818    185,128,306    265,533,848    316,222,898
Units issued and transferred
  from other funding options     4,522,116          6,662,776     11,597,873     15,997,294     47,664,934     48,033,562
Units redeemed and transferred
  to other funding options     (12,923,441)       (20,344,684)   (30,066,258)   (46,314,387)   (58,942,583)   (98,704,913)
Annuity units                      (33,443)           (37,817)          (850)        (1,395)       (14,174)       (17,699)
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year               62,894,452         71,329,220    136,340,583    154,809,818    254,242,025    265,533,848
                               ============== ================== ============== ============== ============== ==============
                                   MSF BLACKROCK MONEY MARKET       MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009               2008           2009        2008 (a)          2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year        380,710,006        296,236,103     50,458,028             --    105,348,325    122,428,834
Units issued and transferred
  from other funding options   256,827,253        439,713,371      5,822,709     59,566,076      3,306,746     13,205,740
Units redeemed and transferred
  to other funding options        (345,112,951) (355,192,067)    (10,007,164)    (9,107,237)   (17,874,636)   (30,285,941)
Annuity units                      (15,164)           (47,401)        (1,160)          (811)          (124)          (308)
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year              292,409,144        380,710,006     46,272,413     50,458,028     90,780,311    105,348,325
                               ============== ================== ============== ============== ============== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

    MORGAN STANLEY CAPITAL              MORGAN STANLEY DIVIDEND
             OPPORTUNITIES                               GROWTH    MORGAN STANLEY S&P 500 INDEX
                SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT
----------------------------- ------------------------------------ -------------------------------
       2009           2008              2009               2008           2009             2008
-------------- -------------- ----------------- ------------------ -------------- ----------------
    938,169      1,543,165         2,424,014          2,901,396      6,631,301        6,967,206
    105,653        161,422           248,605            155,105        418,096          698,993
   (122,204)      (766,418)         (374,796)          (632,487)      (365,258)      (1,034,898)
         --             --                --                 --             --               --
-------------- -------------- ----------------- ------------------ -------------- ----------------
    921,618        938,169         2,297,823          2,424,014      6,684,139        6,631,301
============== ============== ================= ================== ============== ================
                                                                           MSF BLACKROCK LEGACY
 MSF BLACKROCK DIVERSIFIED        MSF BLACKROCK LARGE CAP VALUE                LARGE CAP GROWTH
                SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT
----------------------------- ------------------------------------ -------------------------------
       2009           2008              2009            2008 (a)          2009          2008 (a)
-------------- -------------- ----------------- ------------------ -------------- ----------------
 68,632,597     72,810,413        18,738,894                 --          8,268               --
 88,629,282      8,867,222         2,596,788         21,918,891    306,515,504            8,346
(16,199,549)   (13,031,544)       (2,947,536)        (3,179,997)   (28,084,538)             (78)
    (53,253)       (13,494)               --                 --         (2,567)              --
-------------- -------------- ----------------- ------------------ -------------- ----------------
141,009,077     68,632,597        18,388,146         18,738,894    278,436,667            8,268
============== ============== ================= ================== ============== ================
                                                            MSF
                                  MSF LOOMIS    MET/DIMENSIONAL
                                      SAYLES      INTERNATIONAL          MSF METLIFE AGGRESSIVE
       MSF JENNISON GROWTH    SMALL CAP CORE      SMALL COMPANY                      ALLOCATION
                SUBACCOUNT        SUBACCOUNT         SUBACCOUNT                      SUBACCOUNT
----------------------------- ----------------- ------------------ -------------------------------
       2009        2008 (a)          2009 (c)           2009 (c)          2009             2008
-------------- -------------- ----------------- ------------------ -------------- ----------------
110,066,602             --                --                 --     65,363,759       68,089,229
  3,934,898    128,301,941           129,080             54,367     11,760,998       10,038,761
(21,805,119)   (18,234,255)           (5,168)            (1,089)   (10,360,829)     (12,764,231)
         --         (1,084)               --                 --             --               --
-------------- -------------- ----------------- ------------------ -------------- ----------------
 92,196,381    110,066,602           123,912             53,278     66,763,928       65,363,759
============== ============== ================= ================== ============== ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO       MSF METLIFE MID CAP STOCK
                                                ALLOCATION            MODERATE ALLOCATION                           INDEX
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009            2008          2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year         26,245,707      15,892,326     89,863,744      93,106,882     6,459,837         5,333,803
Units issued and transferred
  from other funding options    14,733,303      21,441,245     18,050,743      22,709,478     1,952,677         3,115,382
Units redeemed and transferred
  to other funding options     (10,649,883)    (11,087,864)   (21,851,231)    (25,932,681)   (1,553,425)       (1,989,348)
Annuity units                           --              --           (322)        (19,935)           --                --
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year               30,329,127      26,245,707     86,062,934      89,863,744     6,859,089         6,459,837
                               ============== =============== ============== =============== ============= =================
                                                                                                  MSF MORGAN STANLEY EAFE
                                      MSF MFS TOTAL RETURN                  MSF MFS VALUE                           INDEX
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009            2008          2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year        485,162,845     592,318,130     62,480,214      61,212,759    52,994,262        61,113,909
Units issued and transferred
  from other funding options    27,802,263      41,510,325     10,053,613      19,802,281     4,469,929         4,932,202
Units redeemed and transferred
  to other funding options      (88,416,078) (148,590,359)    (13,880,648)    (18,525,739)   (8,501,720)      (13,034,978)
Annuity units                      (31,921)        (75,251)        (8,937)         (9,087)      (14,532)          (16,871)
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year              424,517,109     485,162,845     58,644,242      62,480,214    48,947,939        52,994,262
                               ============== =============== ============== =============== ============= =================
                               MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT
                                                    GROWTH                         GROWTH    STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009         2008 (a)         2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year         59,778,256      64,027,839     91,237,701              --     4,192,426         4,659,891
Units issued and transferred
  from other funding options     7,699,624      14,332,093     10,593,137     107,560,744       707,203           703,862
Units redeemed and transferred
  to other funding options     (13,883,453)    (18,581,676)   (16,970,977)    (16,321,622)   (1,136,444)       (1,170,259)
Annuity units                         (192)             --           (878)         (1,421)         (898)           (1,068)
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year               53,594,235      59,778,256     84,858,983      91,237,701     3,762,287         4,192,426
                               ============== =============== ============== =============== ============= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

        MSF METLIFE MODERATE       MSF METLIFE MODERATE TO
                  ALLOCATION         AGGRESSIVE ALLOCATION        MSF METLIFE STOCK INDEX
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
448,656,252      479,135,478    401,062,441    442,105,761     491,992,717    531,845,303
 51,387,983       67,031,031     38,986,571     44,066,905     696,524,264     59,765,661
(78,037,430)     (97,510,257)   (55,046,555)   (85,110,225)   (232,068,819)   (99,488,537)
         --               --             --             --        (138,607)      (129,710)
-------------- ---------------- -------------- -------------- --------------- --------------
422,006,805      448,656,252    385,002,457    401,062,441     956,309,555    491,992,717
============== ================ ============== ============== =============== ==============
        MSF NEUBERGER BERMAN        MSF OPPENHEIMER GLOBAL
               MID CAP VALUE                        EQUITY         MSF RUSSELL 2000 INDEX
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
 15,069,022       18,555,447    448,654,570    494,911,133      54,971,926     60,356,432
    663,981        1,083,190     31,827,929     59,982,748       5,677,967      6,296,137
 (2,665,447)      (4,569,615)   (69,887,580) (106,201,344)      (8,473,272)   (11,669,227)
         --               --        (27,146)       (37,967)         (9,828)       (11,416)
-------------- ---------------- -------------- -------------- --------------- --------------
 13,067,556       15,069,022    410,567,773    448,654,570      52,166,793     54,971,926
============== ================ ============== ============== =============== ==============
MSF WESTERN ASSET MANAGEMENT
             U.S. GOVERNMENT              PIONEER VCT BOND       PIONEER VCT CULLEN VALUE
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
165,146,188       85,176,942     22,163,097     19,594,381      14,609,008     15,163,835
 22,474,954      138,688,994      9,950,015     14,589,696       4,014,544      4,793,648
(47,040,203)     (58,715,835)    (9,252,037)   (12,020,980)     (3,674,744)    (5,348,475)
     (4,250)          (3,913)            --             --              --             --
-------------- ---------------- -------------- -------------- --------------- --------------
140,576,689      165,146,188     22,861,075     22,163,097      14,948,808     14,609,008
============== ================ ============== ============== =============== ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                               PIONEER VCT EMERGING MARKETS         PIONEER VCT EQUITY INCOME             PIONEER VCT FUND
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year         8,306,485         9,123,959    18,907,498          22,291,961    29,416,956     35,397,790
Units issued and transferred
  from other funding options    3,198,231         2,013,301     2,054,030           2,904,676     3,159,501      4,982,780
Units redeemed and transferred
  to other funding options     (2,189,696)       (2,830,775)   (4,867,051)         (6,289,139)   (8,113,688)   (10,963,614)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year               9,315,020         8,306,485    16,094,477          18,907,498    24,462,769     29,416,956
                               ============= ================= ============= =================== ============= ==============
                                  PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES           UIF CAPITAL GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year        36,082,317        42,880,338     8,720,284           9,621,836    10,817,955     13,918,589
Units issued and transferred
  from other funding options    3,318,562         4,365,643     1,914,667           1,881,019       836,261      1,237,043
Units redeemed and transferred
  to other funding options     (7,714,731)      (11,163,664)   (2,252,377)         (2,782,571)   (2,547,691)    (4,337,677)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year              31,686,148        36,082,317     8,382,574           8,720,284     9,106,525     10,817,955
                               ============= ================= ============= =================== ============= ==============
                                                  UIF VALUE     VAN KAMPEN LIT CAPITAL GROWTH    VAN KAMPEN LIT GOVERNMENT
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year        11,197,020        14,734,499    17,441,725         157,200,754    30,065,152     36,097,912
Units issued and transferred
  from other funding options      170,325           264,435       857,484           3,907,137     4,086,700      7,107,328
Units redeemed and transferred
  to other funding options     (2,396,740)       (3,801,914)        (3,280,427) (143,666,166)    (7,717,271)   (13,140,088)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year               8,970,605        11,197,020    15,018,782          17,441,725    26,434,581     30,065,152
                               ============= ================= ============= =================== ============= ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                              PIONEER VCT IBBOTSON GROWTH          PIONEER VCT IBBOTSON
    PIONEER VCT HIGH YIELD                     ALLOCATION           MODERATE ALLOCATION
                SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------ -----------------------------
       2009           2008           2009            2008           2009           2008
-------------- -------------- -------------- --------------- -------------- --------------
 31,465,476     32,302,590    241,041,098     211,130,637    131,739,676    128,084,206
 19,813,022     12,070,279     14,508,026      49,136,283     15,064,233     28,764,616
(16,363,945)   (12,907,393)   (20,218,220)    (19,225,822)   (19,280,230)   (25,109,146)
         --             --             --              --             --             --
-------------- -------------- -------------- --------------- -------------- --------------
 34,914,553     31,465,476    235,330,904     241,041,098    127,523,679    131,739,676
============== ============== ============== =============== ============== ==============
     UIF EQUITY AND INCOME       UIF SMALL COMPANY GROWTH          UIF U.S. REAL ESTATE
                SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------ -----------------------------
       2009           2008           2009            2008           2009           2008
-------------- -------------- -------------- --------------- -------------- --------------
124,047,368    155,243,293      3,860,379       4,724,867     21,716,459     25,452,950
 10,001,544     25,941,166        328,711         604,656      4,599,928      6,983,727
(27,171,235)   (57,133,995)      (722,461)     (1,469,144)    (6,236,584)   (10,711,401)
         --         (3,096)            --              --             --         (8,817)
-------------- -------------- -------------- --------------- -------------- --------------
106,877,677    124,047,368      3,466,629       3,860,379     20,079,803     21,716,459
============== ============== ============== =============== ============== ==============
 VAN KAMPEN LIT GROWTH AND                 WELLS FARGO VT
                    INCOME            SMALL/MID CAP VALUE
                SUBACCOUNT                     SUBACCOUNT
----------------------------- ------------------------------
       2009           2008           2009            2008
-------------- -------------- -------------- ---------------
135,745,590    171,568,422      2,939,820       3,380,492
  6,236,740     17,315,992        340,726         464,842
(27,647,253)   (53,138,824)      (426,586)       (905,514)
         --             --             --
-------------- -------------- -------------- ---------------
114,335,077    135,745,590      2,853,960       2,939,820
============== ============== ============== ===============

This page is intentionally left blank.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2009. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 24, 2010

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2009       2008
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $42,435 and $39,601,
     respectively)............................................  $ 41,275   $ 34,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $494 and $673, respectively)................       459        474
  Trading securities, at estimated fair value (cost: $868 and
     $251, respectively)......................................       938        232
  Mortgage loans (net of valuation allowances of $77 and $46,
     respectively)............................................     4,748      4,447
  Policy loans................................................     1,189      1,192
  Real estate and real estate joint ventures..................       445        608
  Other limited partnership interests.........................     1,236      1,249
  Short-term investments......................................     1,775      3,127
  Other invested assets.......................................     1,498      2,297
                                                                --------   --------
     Total investments........................................    53,563     48,472
Cash and cash equivalents.....................................     2,574      5,656
Accrued investment income.....................................       516        487
Premiums and other receivables................................    13,444     12,463
Deferred policy acquisition costs and value of business
  acquired....................................................     5,244      5,440
Current income tax recoverable................................        --         66
Deferred income tax assets....................................     1,147      1,843
Goodwill......................................................       953        953
Other assets..................................................       799        752
Separate account assets.......................................    49,449     35,892
                                                                --------   --------
     Total assets.............................................  $127,689   $112,024
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 21,621   $ 20,213
Policyholder account balances.................................    37,442     37,175
Other policyholder funds......................................     2,297      2,085
Payables for collateral under securities loaned and other
  transactions................................................     7,169      7,871
Short-term debt...............................................        --        300
Long-term debt -- affiliated..................................       950        950
Current income tax payable....................................        23         --
Other liabilities.............................................     2,177      2,604
Separate account liabilities..................................    49,449     35,892
                                                                --------   --------
     Total liabilities........................................   121,128    107,090
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)

STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2009 and 2008..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       541        965
Accumulated other comprehensive loss..........................      (785)    (2,836)
                                                                --------   --------
     Total stockholders' equity...............................     6,561      4,934
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $127,689   $112,024
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                           -------   ------   ------
REVENUES
Premiums.................................................  $ 1,312   $  634   $  353
Universal life and investment-type product policy fees...    1,380    1,378    1,411
Net investment income....................................    2,335    2,494    2,893
Other revenues...........................................      598      230      251
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................     (552)    (401)     (28)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      165       --       --
  Other net investment gains (losses), net...............   (1,479)     950     (114)
                                                           -------   ------   ------
     Total net investment gains (losses).................   (1,866)     549     (142)
                                                           -------   ------   ------
       Total revenues....................................    3,759    5,285    4,766
                                                           -------   ------   ------
EXPENSES
Policyholder benefits and claims.........................    2,065    1,446      978
Interest credited to policyholder account balances.......    1,301    1,130    1,299
Other expenses...........................................    1,207    1,933    1,446
                                                           -------   ------   ------
       Total expenses....................................    4,573    4,509    3,723
                                                           -------   ------   ------
Income (loss) from continuing operations before provision
  for income tax.........................................     (814)     776    1,043
Provision for income tax expense (benefit)...............     (368)     203      303
                                                           -------   ------   ------
Income (loss) from continuing operations, net of income
  tax....................................................     (446)     573      740
Income (loss) from discontinued operations, net of income
  tax....................................................       --       --        4
                                                           -------   ------   ------
Net income (loss)........................................  $  (446)  $  573   $  744
                                                           =======   ======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                        ACCUMULATED OTHER COMPREHENSIVE LOSS
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2006..........    $86     $7,123      $ 520       $  (314)        $ --        $  --     $ 7,415
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                          (86)                                                (86)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2007............     86      7,123        434          (314)          --           --       7,329
Dividend paid to MetLife..............              (404)      (286)                                               (690)
Comprehensive income (loss):
  Net income..........................                          744                                                 744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         (2)                                   (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                        (45)                                  (45)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   12          12
                                                                                                                -------
     Other comprehensive loss.........                                                                              (35)
                                                                                                                -------
  Comprehensive income................                                                                              709
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2007..........     86      6,719        892          (361)          --           12       7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive loss.........                                                                           (2,487)
                                                                                                                -------
  Comprehensive loss..................                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of changes in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income.......                                                                            2,073
                                                                                                                -------
  Comprehensive income................                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........    $86     $6,719      $ 541       $  (593)        $(83)       $(109)    $ 6,561
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                               2009       2008       2007
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $   (446)  $    573   $    744
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
  Depreciation and amortization expenses...................        29         29         26
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (198)       (18)        11
  (Gains) losses from sales of investments and businesses,
     net...................................................     1,866       (546)       145
  Gain from recapture of ceded reinsurance.................        --         --        (22)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......        98         97       (121)
  Interest credited to policyholder account balances.......     1,301      1,130      1,299
  Universal life and investment-type product policy fees...    (1,380)    (1,378)    (1,411)
  Change in accrued investment income......................       (29)       150        (35)
  Change in premiums and other receivables.................    (2,307)    (2,561)       360
  Change in deferred policy acquisition costs, net.........      (559)       330         61
  Change in insurance-related liabilities..................     1,648        997         71
  Change in trading securities.............................      (597)      (218)        --
  Change in income tax recoverable (payable)...............      (303)       262        308
  Change in other assets...................................       449        598        675
  Change in other liabilities..............................      (166)     1,176        234
  Other, net...............................................        32         38         --
                                                             --------   --------   --------
Net cash (used in) provided by operating activities........      (562)       659      2,345
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities................................    13,076     20,183     21,546
  Equity securities........................................       141        126        146
  Mortgage loans...........................................       444        522      1,208
  Real estate and real estate joint ventures...............         4         15        155
  Other limited partnership interests......................       142        203        465
Purchases of:
  Fixed maturity securities................................   (16,192)   (14,027)   (19,365)
  Equity securities........................................       (74)       (65)      (357)
  Mortgage loans...........................................      (783)      (621)    (2,030)
  Real estate and real estate joint ventures...............       (31)      (102)      (458)
  Other limited partnership interests......................      (203)      (458)      (515)
Net change in short-term investments.......................     1,445     (1,887)      (558)
Net change in other invested assets........................      (194)       445       (175)
Net change in policy loans.................................         3       (279)         5
Other, net.................................................        (2)        --         16
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,224)     4,055         83
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits.................................................    20,783      7,146     11,395
  Withdrawals..............................................   (20,067)    (5,307)   (13,563)
Net change in payables for collateral under securities
  loaned and other transactions............................      (702)    (2,600)     1,316
Net change in short-term debt..............................      (300)       300         --
Long-term debt issued -- affiliated........................        --        750        200
Long-term debt repaid -- affiliated........................        --       (435)        --
Debt issuance costs........................................        --         (8)        --
Financing element on certain derivative instruments........       (53)       (46)        33
Dividends on common stock..................................        --       (500)      (690)
                                                             --------   --------   --------
Net cash used in financing activities......................      (339)      (700)    (1,309)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  balances.................................................        43       (132)         6
                                                             --------   --------   --------
Change in cash and cash equivalents........................    (3,082)     3,882      1,125
Cash and cash equivalents, beginning of year...............     5,656      1,774        649
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  2,574   $  5,656   $  1,774
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest.................................................  $     73   $     64   $     33
                                                             ========   ========   ========
  Income tax...............................................  $    (63)  $    (48)  $     (6)
                                                             ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife Foundation..  $     --   $     --   $     12
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     During 2009, the Company realigned its former institutional and individual businesses into three operating segments: Retirement Products, Corporate Benefit Funding and Insurance Products. The segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. In addition, the Company reports certain of its operations in Corporate & Other. See Note 14 for further business segment information.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2009 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                 corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

            The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

            In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

            The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include asset-backed securitizations, hybrid securities, joint ventures, limited partnerships and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

            Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities, and supports asset and liability matching strategies for certain insurance products. Trading securities are presented at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

            Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain of those joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, investments in insurance enterprise joint ventures and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was $2 million and less than $1 million at December 31, 2009 and 2008, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $102 million and $76 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $42 million and $26 million at December 31, 2009 and 2008, respectively. Related amortization expense was $16 million, $15 million and $11 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment -- type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include projected earnings, current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. The estimated fair value of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     Management applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During our 2009 impairment tests of goodwill, management concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2009.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value reported in net investment gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC"), as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)   future reversals of existing taxable temporary differences;

     (iii)  taxable income in prior carryback years; and

     (iv)   tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


offset within the same line in the consolidated statements of operations. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of this guidance resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

     The following new pronouncements had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

     - Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds).

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                         DECEMBER 31, 2008
                                          -----------------------------------------------
                                                           GROSS
                                           COST OR       UNREALIZED     ESTIMATED
                                          AMORTIZED   ---------------      FAIR      % OF
                                             COST      GAIN     LOSS      VALUE     TOTAL
                                          ---------   ------   ------   ---------   -----
                                                           (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...............   $15,440    $  126   $2,335    $13,231     38.0%
Foreign corporate securities............     6,157        41    1,136      5,062     14.5
U.S. Treasury and agency securities.....     3,407       926       --      4,333     12.4
RMBS....................................     7,901       124      932      7,093     20.4
CMBS....................................     2,933         6      665      2,274      6.5
ABS.....................................     2,429         1      703      1,727      5.0
State and political subdivision
  securities............................       880         2      225        657      1.9
Foreign government securities...........       454        48       33        469      1.3
                                           -------    ------   ------    -------    -----
  Total fixed maturity securities (1),
     (2)................................   $39,601    $1,274   $6,029    $34,846    100.0%
                                           =======    ======   ======    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)......   $   551    $    1   $  196    $   356     75.1%
Common stock............................       122         1        5        118     24.9
                                           -------    ------   ------    -------    -----
  Total equity securities (3)...........   $   673    $    2   $  201    $   474    100.0%
                                           =======    ======   ======    =======    =====



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
CONSOLIDATED BALANCE                                                           FAIR        FAIR
SHEETS                        SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $237        $304
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 43        $ 52
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $580        $425
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 17        $ 16


--------

   (2) The Company held $513 million and $385 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented $82 million and $102 million at estimated fair value at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $855 million and $883 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities
  (1):
  Estimated fair value..........................................  $3,866   $2,559
  Net unrealized loss...........................................  $  467   $1,130
Non-income producing fixed maturity securities (1):
  Estimated fair value..........................................  $   67   $   17
  Net unrealized gain (loss)....................................  $    2   $   (2)
Fixed maturity securities credit enhanced by financial guarantor insurers -- by sector -- at estimated fair value:
  State and political subdivision securities....................  $  493   $  415
  U.S. corporate securities.....................................     458      525
  ABS...........................................................     107      145
  RMBS..........................................................       7        8
  CMBS..........................................................       3        3
                                                                  ------   ------
     Total fixed maturity securities credit enhanced by
       financial guarantor insurers.............................  $1,068   $1,096
                                                                  ======   ======
Ratings of the financial guarantor insurers providing the credit enhancement:
  Portion rated Aa/AA...........................................      25%      20%
                                                                  ======   ======
  Portion rated A...............................................      --%      --%
                                                                  ======   ======
  Portion rated Baa/BBB.........................................      39%      65%
                                                                  ======   ======



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $6.3 billion and $4.3 billion at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Foreign (1)......................................   $ 7,338     32.3%   $ 5,062     27.6%
  Consumer.........................................     3,507     15.4      2,666     14.6
  Utility..........................................     3,328     14.6      2,810     15.4
  Finance..........................................     3,145     13.8      3,397     18.6
  Industrial.......................................     3,047     13.4      1,775      9.7
  Communications...................................     1,669      7.4      1,305      7.1
  Other............................................       702      3.1      1,278      7.0
                                                      -------    -----    -------    -----
     Total.........................................   $22,736    100.0%   $18,293    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  204        0.4%        $  313        0.6%
  Holdings in ten issuers with the largest
     exposures...............................    $1,695        3.2%        $1,732        3.6%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............    $3,646     62.3%    $5,028     70.9%
  Pass-through securities..........................     2,206     37.7      2,065     29.1
                                                       ------    -----     ------    -----
     Total RMBS....................................    $5,852    100.0%    $7,093    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $4,095     70.0%    $4,856     68.4%
  Prime............................................     1,118     19.1      1,531     21.6
  Alternative residential mortgage loans...........       639     10.9        706     10.0
                                                       ------    -----     ------    -----
     Total RMBS....................................    $5,852    100.0%    $7,093    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA (1)..........................    $4,347     74.3%    $6,514     91.8%
                                                       ======    =====     ======    =====
Portion rated NAIC 1 (2)...........................    $4,835     82.6%    $6,753     95.2%
                                                       ======    =====     ======    =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 74.3% at December 31, 2009 as compared to 91.8% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 82.6% at December 31, 2009 as compared to 95.2% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $ 15       2.3%     $ 51       7.2%
2005...............................................      336      52.6       387      54.8
2006...............................................       83      13.0       102      14.5
2007...............................................      205      32.1       166      23.5
2008...............................................       --        --        --        --
2009...............................................       --        --        --        --
                                                        ----     -----      ----     -----
Total..............................................     $639     100.0%     $706     100.0%
                                                        ====     =====      ====     =====




                                                              DECEMBER 31,
                                                     -----------------------------
                                                          2009            2008
                                                     -------------   -------------
                                                     AMOU-    % OF   AMOU-    % OF
                                                       NT    TOTAL     NT    TOTAL
                                                     -----   -----   -----   -----
                                                             (IN MILLIONS)
Net unrealized loss................................   $235            $376
Rated Aa/AA or better (1)..........................            2.3%           64.9%
Rated NAIC 1 (2)...................................           16.6%           66.6%

Fixed rate.........................................           95.6%           96.4%
Hybrid ARM.........................................            4.4             3.6
                                                             -- --           -- --
                                                              100-            100-
Total Alt-A RMBS...................................             .0%             .0%
                                                             == ==           == ==



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.6 billion and $2.3 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of $70 million and $74 million at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $1,202     45.9%    $  915     40.2%
2004...............................................       512     19.6        559     24.6
2005...............................................       472     18.0        438     19.3
2006...............................................       407     15.6        341     15.0
2007...............................................        24      0.9         21      0.9
2008...............................................        --       --         --       --
2009...............................................        --       --         --       --
                                                       ------    -----     ------    -----
Total..............................................    $2,617    100.0%    $2,274    100.0%
                                                       ======    =====     ======    =====




                                                              DECEMBER 31,
                                                     -----------------------------
                                                          2009            2008
                                                     -------------   -------------
                                                     AMOU-    % OF   AMOU-    % OF
                                                       NT    TOTAL     NT    TOTAL
                                                     -----   -----   -----   -----
                                                             (IN MILLIONS)
Net unrealized loss................................   $191            $659
Rated Aaa/AAA......................................            83%             90%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $2.0 billion and $1.7 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  920     46.3%    $  706     40.9%
  RMBS backed by sub-prime mortgage loans..........       247     12.4        335     19.4
  Automobile loans.................................       205     10.3        206     11.9
  Student loans....................................       158      7.9        100      5.8
  Other loans......................................       459     23.1        380     22.0
                                                       ------    -----     ------    -----
     Total.........................................    $1,989    100.0%    $1,727    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA (1)..........................    $1,292     65.0%    $1,110     64.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1 (2)...........................    $1,767     88.8%    $1,512     87.6%
                                                       ======    =====     ======    =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers............................               20.6%               18.0%
  Of the 20.6% and 18.0% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated Aa/AA...                0.7%                1.0%
     By financial guarantor insurers rated A.......                0.2%                 --%
     By financial guarantor insurers rated
       Baa/BBB.....................................                 --%               52.1%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS backed by sub-prime mortgage loans held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity at December 31, 2009 and 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2009                    2008
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,023     $ 1,029     $   993     $   966
Due after one year through five years..........     9,048       9,202       6,337       5,755
Due after five years through ten years.........     7,882       7,980       7,329       6,195
Due after ten years............................    13,339      12,606      11,679      10,836
                                                  -------     -------     -------     -------
  Subtotal.....................................    31,292      30,817      26,338      23,752
RMBS, CMBS and ABS.............................    11,143      10,458      13,263      11,094
                                                  -------     -------     -------     -------
  Total fixed maturity securities..............   $42,435     $41,275     $39,601     $34,846
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Fixed maturity securities that were temporarily
  impaired...............................................  $(1,019)  $(4,755)  $(593)
Fixed maturity securities with noncredit OTTI losses in
  other comprehensive loss...............................     (141)       --      --
                                                           -------   -------   -----
  Total fixed maturity securities........................   (1,160)   (4,755)   (593)
Equity securities........................................      (35)     (199)    (40)
Derivatives..............................................       (4)       12     (16)
Short-term investments...................................      (10)     (100)     --
Other....................................................       (3)       (3)     --
                                                           -------   -------   -----
  Subtotal...............................................   (1,212)   (5,045)   (649)
                                                           -------   -------   -----
Amounts allocated from:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..........................................       12        --      --
  DAC and VOBA...........................................      151       916      93
                                                           -------   -------   -----
     Subtotal............................................      163       916      93
Deferred income tax benefit (expense) on which noncredit
  OTTI losses have been recognized.......................       46        --      --
Deferred income tax benefit (expense)....................      327     1,447     195
                                                           -------   -------   -----
Net unrealized investment gains (losses).................  $  (676)  $(2,682)  $(361)
                                                           =======   =======   =====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above of $141 million, includes $36 million related to the transition adjustment, $165 million ($148 million, net of DAC) of noncredit losses recognized in the year ended December 31, 2009 and $60 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Balance, beginning of period.............................  $(2,682)  $  (361)  $(314)
Cumulative effect of changes in accounting principle, net
  of income tax..........................................      (22)       --      --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................     (105)       --      --
Unrealized investment gains (losses) during the year.....    3,974    (4,396)    (98)
Unrealized investment gains (losses) relating to:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..........................................       10        --      --
  DAC and VOBA...........................................     (765)      823      27
  Deferred income tax benefit (expense) on which
     noncredit OTTI losses have been recognized..........       34        --      --
  Deferred income tax benefit (expense)..................   (1,120)    1,252      24
                                                           -------   -------   -----
Balance, end of period...................................  $  (676)  $(2,682)  $(361)
                                                           =======   =======   =====
Change in net unrealized investment gains (losses).......  $ 2,006   $(2,321)  $ (47)
                                                           =======   =======   =====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======




                                                                  DECEMBER 31, 2008
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........    $ 6,302      $1,001       $4,823      $1,334      $11,125      $2,335
Foreign corporate securities.......      2,684         517        1,530         619        4,214       1,136
U.S. Treasury and agency
  securities.......................         34          --           --          --           34          --
RMBS...............................      1,740         501          934         431        2,674         932
CMBS...............................      1,485         289          679         376        2,164         665
ABS................................        961         221          699         482        1,660         703
State and political subdivision
  securities.......................        348          91          220         134          568         225
Foreign government securities......        229          21           20          12          249          33
                                       -------      ------       ------      ------      -------      ------
  Total fixed maturity securities..    $13,783      $2,641       $8,905      $3,388      $22,688      $6,029
                                       =======      ======       ======      ======      =======      ======
EQUITY SECURITIES..................    $   124      $   59       $  191      $  142      $   315      $  201
                                       =======      ======       ======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........      2,634                    1,340
                                       =======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2009
                                      ----------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED
                                              COST                  LOSS          NUMBER OF SECURITIES
                                      --------------------   ------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                         20%         MORE       20%       MORE       20%         MORE
                                      ---------     ------   ---------   ------   ---------     ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173    $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114        37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74       102       30           29
Twelve months or greater............     8,478       2,346        737       794      867          260
                                       -------      ------     ------    ------
  Total.............................   $18,566      $3,630     $1,098    $1,132
                                       =======      ======     ======    ======
Percentage of cost or amortized
  cost..............................                                6%       31%
                                                               ======    ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --    $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --        --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1         8        2            3
Twelve months or greater............       161          78         21        23       17            6
                                       -------      ------     ------    ------
  Total.............................   $   174      $  107     $   22    $   34
                                       =======      ======     ======    ======
Percentage of cost..................                               13%       32%
                                                               ======    ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------     -------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............   $ 5,444      $ 9,799     $  392      $3,547     1,314        1,089
Six months or greater but less than
  nine months......................     2,737          542        213         271       349           54
Nine months or greater but less
  than twelve months...............     3,554          810        392         470       342           95
Twelve months or greater...........     5,639          192        614         130       642           28
                                      -------      -------     ------      ------
  Total............................   $17,374      $11,343     $1,611      $4,418
                                      =======      =======     ======      ======
Percentage of cost or amortized
  cost.............................                                 9%         39%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months...............   $    23      $   298     $    3      $  130        13           50
Six months or greater but less than
  nine months......................        18           53          3          20         2            5
Nine months or greater but less
  than twelve months...............        --          102         --          43        --            9
Twelve months or greater...........        22           --          2          --         6           --
                                      -------      -------     ------      ------
  Total............................   $    63      $   453     $    8      $  193
                                      =======      =======     ======      ======
Percentage of cost.................                                13%         43%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater increased from none at December 31, 2008 to $23 million at December 31, 2009. As shown in the section below "Evaluating Temporarily Impaired Available for Sale Securities," the $23 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2009 were investment grade non-redeemable preferred stock, all of which were financial services industry investment grade non-redeemable preferred stock, of which 28% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $2.3 billion and $6.2 billion at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
SECTOR:
  U.S. corporate securities........................................    28%    37%
  RMBS.............................................................    21     15
  U.S. Treasury and agency securities..............................    12     --
  Foreign corporate securities.....................................    11     18
  CMBS.............................................................    10     11
  ABS..............................................................     9     11
  State and political subdivision securities.......................     5      4
  Other............................................................     4      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Mortgage-backed..................................................    31%    26%
  Finance..........................................................    22     25
  U.S. Treasury and agency securities..............................    12     --
  Asset-backed.....................................................     9     11
  Consumer.........................................................     6     10
  State and political subdivision securities.......................     5      4
  Utility..........................................................     4      9
  Communications...................................................     3      7
  Industrial.......................................................     2      4
  Other............................................................     6      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................       33           --           103           6
Total gross unrealized loss.....................     $510         $ --        $1,758         $84
Percentage of total gross unrealized loss.......       23%          --%           29%         42%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $1,332 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling, and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       --------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   -----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                         (IN MILLIONS)
Less than six months....      $ 3          $ 1           33%         $ 1            100%            $ 1          100%         --%
Six months or greater
  but less than twelve
  months................        8            8          100%           8            100%              8          100%        100%
Twelve months or
  greater...............       23           23          100%          23            100%             23          100%         28%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of 20%
  or more...............      $34          $32           94%         $32            100%            $32          100%         44%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

     The components of net investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                            -----------------------
                                                              2009     2008    2007
                                                            -------   -----   -----
                                                                 (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized..............................  $  (552)  $(401)  $ (28)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive loss..................      165      --      --
                                                            -------   -----   -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings..........................................     (387)   (401)    (28)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals........................................     (115)   (255)   (244)
                                                            -------   -----   -----
     Total losses on fixed maturity securities............     (502)   (656)   (272)
                                                            -------   -----   -----
Other net investment gains (losses):
  Equity securities.......................................     (119)    (60)     15
  Mortgage loans..........................................      (32)    (44)     (2)
  Real estate and real estate joint ventures..............      (61)     (1)      1
  Other limited partnership interests.....................      (72)     (9)    (19)
  Freestanding derivatives................................     (717)    558     189
  Embedded derivatives....................................     (314)    436     116
  Other...................................................      (49)    325    (170)
                                                            -------   -----   -----
     Total net investment gains (losses)..................  $(1,866)  $ 549   $(142)
                                                            =======   =====   =====



     See Note 8 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                 FIXED MATURITY SECURITIES       EQUITY SECURITIES                   TOTAL
                                --------------------------    -----------------------    ----------------------------
                                                               YEARS ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------
                                 2009      2008      2007      2009     2008     2007     2009       2008       2007
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
                                                               (IN MILLIONS)
Proceeds......................  $8,766   $11,450   $14,693    $ 113     $ 76     $133    $8,879    $11,526    $14,826
                                ======   =======   =======    =====     ====     ====    ======    =======    =======
Gross investment gains........  $  180   $   126   $   120    $   6     $ 15     $ 26    $  186    $   141    $   146
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Gross investment losses.......    (295)     (381)     (364)     (28)     (25)      (9)     (323)      (406)      (373)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............    (348)     (366)      (20)      --       --       --      (348)      (366)       (20)
  Other (1)...................     (39)      (35)       (8)     (97)     (50)      (2)     (136)       (85)       (10)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
  Total OTTI losses recognized
     in earnings..............    (387)     (401)      (28)     (97)     (50)      (2)     (484)      (451)       (30)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Net investment gains
  (losses)....................  $ (502)  $  (656)  $  (272)   $(119)    $(60)    $ 15    $ (621)   $  (716)   $  (257)
                                ======   =======   =======    =====     ====     ====    ======    =======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
U.S. and foreign corporate securities:
  Communications...........................................  $ 88     $ 21     $ --
  Finance..................................................    84      225        8
  Consumer.................................................    53       35       --
  Industrial...............................................    18       --        2
  Utility..................................................     6       --       --
  Other....................................................    --       40       17
                                                             ----     ----     ----
     Total U.S. and foreign corporate securities...........   249      321       27
  CMBS.....................................................    69       65       --
  ABS......................................................    45       15        1
  RMBS.....................................................    24       --       --
                                                             ----     ----     ----
     Total.................................................  $387     $401      $28
                                                             ====     ====     ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Sector:
  Non-redeemable preferred stock...........................   $92       $38      $ --
  Common stock.............................................     5        12         2
                                                              ---       ---      ----
  Total....................................................   $97       $50       $ 2
                                                              ===       ===      ====
Industry:
  Financial services industry:
     Perpetual hybrid securities...........................   $72       $ 9       $--
     Common and remaining non-redeemable preferred stock...     3        34        --
                                                              ---       ---      ----
       Total financial services industry...................    75        43        --
Other......................................................    22         7         2
                                                              ---       ---      ----
  Total....................................................   $97       $50       $ 2
                                                              ===       ===      ====



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $ --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................                92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................                97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                43
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................               (18)
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.....................................                (1)
                                                                        ----
Balance, end of period....................................              $213
                                                                        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturity securities.................................  $2,094   $2,455   $2,803
Equity securities.........................................      27       44       45
Trading securities........................................      97      (19)      --
Mortgage loans............................................     239      255      263
Policy loans..............................................      80       64       53
Real estate and real estate joint ventures................    (120)      11       81
Other limited partnership interests.......................      17      (69)     164
Cash, cash equivalents and short-term investments.........      16       67      104
International joint ventures..............................      (4)      (4)      (4)
Other.....................................................      (2)      (3)      11
                                                            ------   ------   ------
  Total investment income.................................   2,444    2,801    3,520
Less: Investment expenses.................................     109      307      627
                                                            ------   ------   ------
  Net investment income...................................  $2,335   $2,494   $2,893
                                                            ======   ======   ======



     Affiliated investment expenses, included in the table above, were $47 million, $32 million and $36 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Cost or amortized cost........................................  $6,173   $5,638
  Estimated fair value..........................................  $6,051   $6,346
Aging of cash collateral liability:
  Open (1)......................................................  $1,325   $1,222
  Less than thirty days.........................................   3,342    4,284
  Thirty days or greater but less than sixty days...............   1,323      901
  Sixty days or greater but less than ninety days...............      --       --
  Ninety days or greater........................................     234       --
                                                                  ------   ------
     Total cash collateral liability............................  $6,224   $6,407
                                                                  ======   ======
Security collateral on deposit from counterparties..............  $   --   $  153
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $5,686   $4,988
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has increased to $1,291 million from $1,196 million at December 31, 2008. Of the $1,291 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $1,257 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity and equity securities.

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1)........................................  $ 21   $   23
Invested assets pledged as collateral:
  Debt and funding agreements -- FHLB of Boston (2)..............   419    1,284
  Derivative transactions (3)....................................    18       66
                                                                   ----   ------
  Total invested assets on deposit and pledged as collateral.....  $458   $1,373
                                                                   ====   ======



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity and equity securities.

   (2) The Company has pledged fixed maturity securities in support of its debt and funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  TRADING SECURITIES

     The Company has trading securities portfolios to support investment strategies that involve the active and frequent purchase and sale of securities and asset and liability matching strategies for certain insurance products.

     At December 31, 2009 and 2008, trading securities at estimated fair value were $938 million and $232 million, respectively.

     Interest and dividends earned on trading securities, in addition to the net realized gains (losses) and changes in estimated fair value subsequent to purchase, recognized on the trading securities included within net investment income totaled $97 million and ($19) million for the years ended December 31, 2009 and 2008, respectively. Changes in estimated fair value subsequent to purchase of the trading securities included within net investment income were $90 million and ($21) million for the years ended December 31, 2009 and 2008, respectively. As the Company established its trading securities portfolios in 2008, there was no net investment income from such securities for the year ended December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Mortgage loans held-for-investment:
  Commercial mortgage loans.........................   $3,620     75.0%   $3,301     73.4%
  Agricultural mortgage loans.......................    1,204     25.0     1,185     26.4
  Consumer loans....................................        1       --         7      0.2
                                                       ------    -----    ------    -----
     Total mortgage loans held-for-investment.......    4,825    100.0%    4,493    100.0%
                                                                 =====              =====
  Less: Valuation allowances........................       77                 46
                                                       ------             ------
     Total mortgage loans, net......................   $4,748             $4,447
                                                       ======             ======



     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

     Mortgage Loans by Geographic Region and Property Type -- The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Florida were 27%, 12% and 7% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. Commercial mortgage loans at December 31, 2009 and 2008 were $3,620 million and $3,301 million, respectively, or 75.0% and 73.4%, respectively, of total mortgage loans prior to valuation allowances. Net of valuation allowances, commercial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


mortgage loans were $3,546 million and $3,257 million, respectively, at December 31, 2009 and 2008 and there was diversity across geographic regions and property types as shown below at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
REGION:
South Atlantic......................................   $  909     25.6%   $  842     25.9%
Pacific.............................................      879     24.8       753     23.1
Middle Atlantic.....................................      678     19.1       516     15.8
New England.........................................      398     11.2       412     12.6
West South Central..................................      220      6.2       264      8.1
East North Central..................................      177      5.0       152      4.7
East South Central..................................      108      3.1       130      4.0
Mountain............................................       66      1.9        67      2.1
International.......................................       57      1.6        59      1.8
West North Central..................................       14      0.4        22      0.7
Other...............................................       40      1.1        40      1.2
                                                       ------    -----    ------    -----
  Total.............................................   $3,546    100.0%   $3,257    100.0%
                                                       ======    =====    ======    =====
PROPERTY TYPE:
Office..............................................   $1,406     39.6%   $1,188     36.5%
Retail..............................................      901     25.4       760     23.3
Apartments..........................................      521     14.7       553     17.0
Hotel...............................................      375     10.6       396     12.2
Industrial..........................................      127      3.6       151      4.6
Other...............................................      216      6.1       209      6.4
                                                       ------    -----    ------    -----
  Total.............................................   $3,546    100.0%   $3,257    100.0%
                                                       ======    =====    ======    =====



     Information regarding valuation allowances on mortgage loans held-for-investment is as follows:

                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2009      2008     2007
                                                              ----      ----     ----
                                                                   (IN MILLIONS)
Balance, January 1,.........................................   $46      $  8      $ 6
Additions...................................................    36        75        7
Deductions..................................................    (5)      (37)      (5)
                                                               ---      ----      ---
Balance, December 31,.......................................   $77      $ 46      $ 8
                                                               ===      ====      ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired mortgage loans held-for-investment consisted of the following:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Impaired loans with valuation allowances...........................   $24    $24
Impaired loans without valuation allowances........................    12      2
                                                                      ---    ---
  Subtotal.........................................................    36     26
Less: Valuation allowances on impaired loans.......................    24     24
                                                                      ---    ---
  Impaired loans, net..............................................   $12    $ 2
                                                                      ===    ===



     Information about impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure is as follows:

                                                                AS OF AND FOR THE
                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Impaired loans -- average investment during the period....   $32       $42       $21
Impaired loans -- interest income recognized -- accrual
  basis...................................................  $ --       $ 1       $ 3
Impaired loans -- interest income recognized -- cash
  basis...................................................   $ 2       $ 1       $ 1
Restructured loans -- amount..............................   $--      $ --      $ --
Restructured loans -- interest income recognized..........   $--       $--       $--
Loans 90 days or more past due, interest still
  accruing -- amortized cost..............................   $ 4       $--       $--
Loans 90 days or more past due, interest no longer
  accruing -- amortized cost..............................   $--       $--       $--
Loans in foreclosure -- amortized cost....................   $ 6       $ 1       $--


  REAL ESTATE HOLDINGS

     Real estate holdings by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Real estate.........................................    $ 88      19.8%    $ 86      14.1%
  Accumulated depreciation..........................     (17)     (3.8)     (16)     (2.6)
                                                        ----     -----     ----     -----
  Net real estate...................................      71      16.0       70      11.5
Real estate joint ventures and funds................     374      84.0      538      88.5
                                                        ----     -----     ----     -----
  Total real estate holdings........................    $445     100.0%    $608     100.0%
                                                        ====     =====     ====     =====



     Related depreciation expense on real estate was $3 million, $5 million and $8 million for the years ended December 31, 2009, 2008 and 2007, respectively. There was no depreciation expense related to discontinued operations for the years ended December 31, 2009, 2008 and 2007.

     The Company did not own real estate held-for-sale at December 31, 2009 or 2008. Impairments of real estate and real estate joint ventures were $61 million for the year ended December 31, 2009. There were no impairments of real estate and real estate joint ventures for the years ended December 31, 2008 and 2007. The carrying value of non-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income producing real estate was $1 million at December 31, 2009 and 2008. The Company did not own real estate acquired in satisfaction of debt at December 31, 2009 and 2008.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States, and at December 31, 2009, 23%, 21%, 16% were located in California, New York and Georgia, respectively.

     Real estate holdings were categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $127      28.6%    $252      41.5%
Real estate investment funds........................      96      21.6      138      22.7
Apartments..........................................      72      16.2      100      16.4
Land................................................      43       9.6       32       5.3
Industrial..........................................      25       5.6       --        --
Retail..............................................      16       3.6       17       2.8
Agriculture.........................................      11       2.5       14       2.3
Other...............................................      55      12.3       55       9.0
                                                        ----     -----     ----     -----
  Total real estate holdings........................    $445     100.0%    $608     100.0%
                                                        ====     =====     ====     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.2 billion at both December 31, 2009 and 2008. Included within other limited partnership interests were $335 million and $340 million at December 31, 2009 and 2008, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $66 million, $5 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,470     98.1%   $2,258     98.3%
Joint venture investments...........................       26      1.8        31      1.3
Tax credit partnerships.............................        2      0.1         4      0.2
Other...............................................       --       --         4      0.2
                                                       ------    -----    ------    -----
  Total.............................................   $1,498    100.0%   $2,297    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Joint venture investments are accounted for on the equity method and represent the Company's investment in insurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

underwriting joint ventures in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method or under the effective yield method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Other limited partnership interests............   $  838       $1,273      $  672       $1,060
Fixed maturity securities available-for-sale:
  Foreign corporate securities.................      304          304         152          152
  U.S. corporate securities....................      247          247         182          182
Real estate joint ventures.....................       32           39          41           41
                                                  ------       ------      ------       ------
  Total........................................   $1,421       $1,863      $1,047       $1,435
                                                  ======       ======      ======       ======



--------

   (1) The maximum exposure to loss relating to the real estate joint ventures and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $285 million and $1.6 billion, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these investments was $2 million, $10 million and $25 million for the years ended December 31, 2009, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates...............................................  $717     $ 27     $628
Amortized cost of invested assets transferred to
  affiliates...............................................  $769     $ 23     $629
Net investment gains (losses) recognized on transfers to
  affiliates...............................................  $(52)    $  4     $ (1)
Estimated fair value of invested assets transferred from
  affiliates...............................................  $143     $230     $836


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a value in excess of the loans.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS AND NON DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2009                           2008
                                                      -----------------------------  -----------------------------
                                                                     ESTIMATED                      ESTIMATED
                                                                        FAIR                           FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 5,261  $  534      $179      $ 7,074  $  736      $347
                    Interest rate floors............     7,986      78        34       12,071     494        --
                    Interest rate caps..............     4,003      15        --        3,513       1        --
                    Interest rate futures...........       835       2         1        1,064       4        11
Foreign currency    Foreign currency swaps..........     2,678     689        93        3,771     699       219
                    Foreign currency forwards.......        79       3        --           92      --         9
Credit              Swap spreadlocks................        --      --        --          208      --         8
                    Credit default swaps............       966      12        31          648      19         8
                    Credit forwards.................        90      --         3           --      --        --
Equity market       Equity futures..................        81       1        --          370      --         5
                    Equity options..................       775     112        --          813     248        --
                    Variance swaps..................     1,081      24         6        1,081      57        --
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $23,835  $1,470      $347      $30,705  $2,258      $607
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $  442         $ 2,612           $  933          $1,274    $ 5,261
Interest rate floors.............         --              --            7,986              --      7,986
Interest rate caps...............          3           4,000               --              --      4,003
Interest rate futures............        835              --               --              --        835
Foreign currency swaps...........        145           1,878              399             256      2,678
Foreign currency forwards........         79              --               --              --         79
Credit default swaps.............         --             928               38              --        966
Credit forwards..................         90              --               --              --         90
Equity futures...................         81              --               --              --         81
Equity options...................        121             577               77              --        775
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $1,796         $10,514           $9,995          $1,530    $23,835
                                      ======         =======           ======          ======    =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  850     $370        $15        $  707     $ 68        $133
  Interest rate swaps.....................      220       11          2           138       --          28
                                             ------     ----        ---        ------     ----        ----
     Subtotal.............................    1,070      381         17           845       68         161
                                             ------     ----        ---        ------     ----        ----
Cash Flow Hedges:
  Foreign currency swaps..................      166       15          7           486       91          --
  Credit forwards.........................       90       --          3            --       --          --
                                             ------     ----        ---        ------     ----        ----
     Subtotal.............................      256       15         10           486       91          --
                                             ------     ----        ---        ------     ----        ----
Total Qualifying Hedges...................   $1,326     $396        $27        $1,331     $159        $161
                                             ======     ====        ===        ======     ====        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                           ------------------------------------------------------------
                                                        2009                           2008
                                           -----------------------------  -----------------------------
                                                          ESTIMATED                      ESTIMATED
                                                             FAIR                           FAIR
                                                            VALUE                          VALUE
DERIVATIVES NOT DESIGNATED OR NOT          NOTIONAL  -------------------  NOTIONAL  -------------------
QUALIFYING AS HEDGING INSTRUMENTS           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
-----------------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                   (IN MILLIONS)
Interest rate swaps......................   $ 5,041  $  523      $177      $ 6,936  $  736      $319
Interest rate floors.....................     7,986      78        34       12,071     494        --
Interest rate caps.......................     4,003      15        --        3,513       1        --
Interest rate futures....................       835       2         1        1,064       4        11
Foreign currency swaps...................     1,662     304        71        2,578     540        86
Foreign currency forwards................        79       3        --           92      --         9
Swap spreadlocks.........................        --      --        --          208      --         8
Credit default swaps.....................       966      12        31          648      19         8
Equity futures...........................        81       1        --          370      --         5
Equity options...........................       775     112        --          813     248        --
Variance swaps...........................     1,081      24         6        1,081      57        --
                                            -------  ------      ----      -------  ------      ----
Total non-designated or non-qualifying
  derivatives............................   $22,509  $1,074      $320      $29,374  $2,099      $446
                                            =======  ======      ====      =======  ======      ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Qualifying hedges:
  Net investment income...................................      $(1)      $(2)     $ --
  Interest credited to policyholder account balances......       40         6        (6)
Non-qualifying hedges:
  Net investment gains (losses)...........................       (8)       43        82
                                                                ---       ---      ----
  Total...................................................      $31       $47       $76
                                                                ===       ===      ====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net investment gains (losses). The following table represents the amount of such net investment gains (losses) recognized for the years ended December 31, 2009, 2008 and 2007:

                                                                         NET INVESTMENT                        INEFFECTIVENESS
                                                                         GAINS (LOSSES)  NET INVESTMENT GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE          HEDGED ITEMS IN FAIR VALUE              RECOGNIZED     (LOSSES) RECOGNIZED   NET INVESTMENT
HEDGING RELATIONSHIPS              HEDGING RELATIONSHIPS                FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
---------------------------------  -----------------------------------  ---------------  --------------------  ---------------
                                                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:               Fixed maturity securities..........        $  6               $  (6)              $ --
                                   Policyholder account balances (1)..          (8)                  4                 (4)
Foreign currency swaps:            Foreign-denominated
                                   policyholder account balances (2)..         111                (117)                (6)
                                                                              ----               -----               ----
  Total...............................................................        $109               $(119)              $(10)
                                                                              ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008..................................        $(87)              $  86               $ (1)
                                                                              ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2007..................................        $ 18               $ (20)              $ (2)
                                                                              ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. As of December 31, 2009, the maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed one year. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008 and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,...  $ 20      $(13)     $ (9)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (44)        9        39
Amounts reclassified to net investment gains (losses)......    23        24       (43)
                                                             ----      ----      ----
Other comprehensive income (loss), balance at December
  31,......................................................  $ (1)     $ 20      $(13)
                                                             ====      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2009, $4 million of deferred net losses on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2009, 2008 and 2007:

                                                                           AMOUNT AND LOCATION
                                                                            OF GAINS (LOSSES)
                                                                            RECLASSIFIED FROM
                                               AMOUNT OF GAINS       ACCUMULATED OTHER COMPREHENSIVE
                                              (LOSSES) DEFERRED     INCOME (LOSS) INTO INCOME (LOSS)
                                             IN ACCUMULATED OTHER   --------------------------------
DERIVATIVES IN CASH FLOW                     COMPREHENSIVE INCOME            NET INVESTMENT
HEDGING RELATIONSHIPS                       (LOSS) ON DERIVATIVES            GAINS (LOSSES)
------------------------------------------  ---------------------   --------------------------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps..................           $(58)                        $(36)
  Interest rate forwards..................             17                           13
  Credit forwards.........................             (3)                          --
                                                     ----                         ----
     Total................................           $(44)                        $(23)
                                                     ====                         ====
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps..................           $  9                         $(24)
                                                     ----                         ----
     Total................................           $  9                         $(24)
                                                     ====                         ====
FOR THE YEAR ENDED DECEMBER 31, 2007:
  Foreign currency swaps..................           $ 39                         $ 43
                                                     ----                         ----
     Total................................           $ 39                         $ 43
                                                     ====                         ====



  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               INVESTMENT     INVESTMENT
                                                             GAINS (LOSSES)   INCOME (1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)         $  --
Interest rate floors.......................................        (265)            --
Interest rate caps.........................................           4             --
Interest rate futures......................................         (37)            --
Equity futures.............................................         (71)            --
Foreign currency swaps.....................................          (3)            --
Foreign currency forwards..................................          (4)            --
Equity options.............................................        (121)            (1)
Variance swaps.............................................         (40)            --
Credit default swaps.......................................         (50)            --
                                                                  -----          -----
  Total....................................................       $(736)           $(1)
                                                                  =====          =====
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514            $--
                                                                  =====          =====
FOR THE YEAR ENDED DECEMBER 31, 2007.......................       $ 112            $--
                                                                  =====          =====



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $477 million and $277 million at December 31, 2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $8 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                  --------------------------------------------------------------------------------------------
                                                       2009                                           2008
                                  ---------------------------------------------  ---------------------------------------------
                                                       MAXIMUM                                        MAXIMUM
                                     ESTIMATED         AMOUNT                       ESTIMATED        AMOUNT OF
                                        FAIR          OF FUTURE      WEIGHTED          FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF      VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE    VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                            DEFAULT      CREDIT DEFAULT    YEARS TO        DEFAULT      CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS          SWAPS (2)    MATURITY (3)       SWAPS          SWAPS (2)    MATURITY (3)
--------------------------------  ---------------  --------------  ------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $ 1             $ 25            4.0           $  --            $ 25            5.0
Credit default swaps referencing
  indices.......................          7              437            3.5              (2)            222            4.0
                                        ---             ----                          -----            ----
Subtotal........................          8              462            3.5              (2)            247            4.1
                                        ---             ----                          -----            ----
BAA
Single name credit default swaps
  (corporate)...................         --                5            4.0              --              10            5.0
Credit default swaps referencing
  indices.......................         --               10            5.0              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               15            4.7              --              10            5.0
                                        ---             ----                          -----            ----
BA
Single name credit default swaps
  (corporate)...................         --               --             --              (1)             20            0.7
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              (1)             20            0.7
                                        ---             ----                          -----            ----
B
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
CAA AND LOWER
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Total...........................        $ 8             $477            3.5             $(3)           $277            3.9
                                        ===             ====                          =====            ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $945 million and $1,464 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2009 and 2008, the Company had also accepted collateral consisting of various securities with a fair market value of $88 million and $215 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2009, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

        ESTIMATED                 ESTIMATED
    FAIR VALUE (1) OF           FAIR VALUE OF
   DERIVATIVES IN NET            COLLATERAL
   LIABILITY POSITION             PROVIDED                   FAIR VALUE OF INCREMENTAL COLLATERAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                         PROVIDED UPON:
------------------------  ------------------------   ---------------------------------------------------
                                                                                    DOWNGRADE IN THE
                                                                                 COMPANY'S CREDIT RATING
                                                             ONE NOTCH          TO A LEVEL THAT TRIGGERS
                                                             DOWNGRADE               FULL OVERNIGHT
                                                              IN THE              COLLATERALIZATION OR
                                                             COMPANY'S                 TERMINATION
                               FIXED MATURITY                 CREDIT                OF THE DERIVATIVE
                               SECURITIES (2)                 RATING                    POSITION
                          ------------------------   ------------------------   ------------------------
                                              (IN MILLIONS)
           $42                      $ --                        $8                         $42

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $99 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $99 million. This amount does not consider gross derivative assets of $57 million for which the Company has the contractual right of offset.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $7 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

     The Company also has exchange-traded futures, which require the pledging of collateral. At December 31, 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2008, the Company pledged securities collateral for exchange-traded futures of $26 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $18 million and $33 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..............................  $724   $2,062
  Call options in equity securities..............................    (5)     (36)
                                                                   ----   ------
     Net embedded derivatives within asset host contracts........  $719   $2,026
                                                                   ====   ======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.............................  $290   $1,432
  Other..........................................................   (11)     (27)
                                                                   ----   ------
     Net embedded derivatives within liability host contracts....  $279   $1,405
                                                                   ====   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Net investment gains (losses) (1), (2)......................  $(314)  $436   $116


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($567) million and $738 million, respectively, in connection with this adjustment.

   (2) See Note 8 for discussion of affiliated net investment gains (losses) included in the table above.

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $41,275    $41,275
Equity securities.......................................              $   459    $   459
Trading securities......................................              $   938    $   938
Mortgage loans..........................................              $ 4,748    $ 4,345
Policy loans............................................              $ 1,189    $ 1,243
Real estate joint ventures (1)..........................              $    64    $    62
Other limited partnership interests (1).................              $   128    $   151
Short-term investments..................................              $ 1,775    $ 1,775
Other invested assets (2)...............................   $16,580    $ 1,470    $ 1,470
Cash and cash equivalents...............................              $ 2,574    $ 2,574
Accrued investment income...............................              $   516    $   516
Premiums and other receivables (1)......................              $ 4,582    $ 4,032
Separate account assets.................................              $49,449    $49,449
Net embedded derivatives within asset host contracts
  (3)...................................................              $   724    $   724
LIABILITIES
Policyholder account balances (1).......................              $24,591    $24,233
Payables for collateral under securities loaned and
  other transactions....................................              $ 7,169    $ 7,169
Long-term debt -- affiliated............................              $   950    $ 1,003
Other liabilities: (1)
  Derivative liabilities................................   $ 7,255    $   347    $   347
  Other.................................................              $   188    $   188
Separate account liabilities (1)........................              $ 1,367    $ 1,367
Net embedded derivatives within liability host contracts
  (3)...................................................              $   279    $   279
COMMITMENTS (4)
Mortgage loan commitments...............................   $   131    $    --    $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments............................   $   445    $    --    $   (29)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $34,846    $34,846
Equity securities.......................................              $   474    $   474
Trading securities......................................              $   232    $   232
Mortgage loans..........................................              $ 4,447    $ 4,252
Policy loans............................................              $ 1,192    $ 1,296
Real estate joint ventures (1)..........................              $    92    $   103
Other limited partnership interests (1).................              $   189    $   247
Short-term investments..................................              $ 3,127    $ 3,127
Other invested assets (2)...............................   $21,395    $ 2,258    $ 2,258
Cash and cash equivalents...............................              $ 5,656    $ 5,656
Accrued investment income...............................              $   487    $   487
Premiums and other receivables (1)......................              $ 3,171    $ 2,700
Separate account assets.................................              $35,892    $35,892
Net embedded derivatives within asset host contracts
  (3)...................................................              $ 2,062    $ 2,062
LIABILITIES
Policyholder account balances (1).......................              $26,316    $23,937
Payables for collateral under securities loaned and
  other transactions....................................              $ 7,871    $ 7,871
Short-term debt.........................................              $   300    $   300
Long-term debt -- affiliated............................              $   950    $   671
Other liabilities: (1)
  Derivative liabilities................................   $ 9,310    $   607    $   607
  Other.................................................              $   158    $   158
Separate account liabilities (1)........................              $ 1,181    $ 1,181
Net embedded derivatives within liability host contracts
  (3)...................................................              $ 1,405    $ 1,405
COMMITMENTS (4)
Mortgage loan commitments...............................   $   231    $    --    $   (15)
Commitments to fund bank credit facilities and private
  corporate bond investments............................   $   332    $    --    $  (101)


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($5) million and ($36) million, respectively.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are primarily carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


real estate or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of freestanding derivatives with positive estimated fair values, investments in tax credit partnerships and joint ventures. Investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method or under the effective yield method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $48.9 billion in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of fixed maturity securities, equity securities, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's debt, as well as its claims paying ability.

     Short-term and Affiliated Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; taxes payable; obligations for employee-related benefits; interest due on the Company's debt obligations; amounts due for securities purchased but not yet settled; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the sections labeled "Derivatives" and "Embedded Derivatives within Asset and Liability Host Contracts" which follow.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance contracts recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                 DECEMBER 31, 2009
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $   --             $13,793          $1,605      $15,398
  Foreign corporate securities..........            --               6,344             994        7,338
  U.S. Treasury and agency securities...         3,972               2,252              33        6,257
  RMBS..................................            --               5,827              25        5,852
  CMBS..................................            --               2,572              45        2,617
  ABS...................................            --               1,452             537        1,989
  State and political subdivision
     securities.........................            --               1,147              32        1,179
  Foreign government securities.........            --                 629              16          645
                                                ------             -------          ------      -------
     Total fixed maturity securities....         3,972              34,016           3,287       41,275
                                                ------             -------          ------      -------
Equity securities:
  Non-redeemable preferred stock........            --                  48             258          306
  Common stock..........................            72                  70              11          153
                                                ------             -------          ------      -------
     Total equity securities............            72                 118             269          459
                                                ------             -------          ------      -------
Trading securities......................           931                   7              --          938
Short-term investments (1)..............         1,057                 703               8        1,768
Derivative assets (2)...................             3               1,410              57        1,470
Net embedded derivatives within asset
  host contracts (3)....................            --                  --             724          724
Separate account assets (4).............            69              49,227             153       49,449
                                                ------             -------          ------      -------
  Total assets..........................        $6,104             $85,481          $4,498      $96,083
                                                ======             =======          ======      =======
LIABILITIES
Derivative liabilities (2)..............        $    1             $   336          $   10      $   347
Net embedded derivatives within
  liability host contracts (3)..........            --                  --             279          279
                                                ------             -------          ------      -------
  Total liabilities.....................        $    1             $   336          $  289      $   626
                                                ======             =======          ======      =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $    --            $11,830          $1,401      $13,231
  Foreign corporate securities..........             --              4,136             926        5,062
  U.S. Treasury and agency securities...          2,107              2,190              36        4,333
  RMBS..................................             --              7,031              62        7,093
  CMBS..................................             --              2,158             116        2,274
  ABS...................................             --              1,169             558        1,727
  State and political subdivision
     securities.........................             --                633              24          657
  Foreign government securities.........             --                459              10          469
                                                -------            -------          ------      -------
     Total fixed maturity securities....          2,107             29,606           3,133       34,846
                                                -------            -------          ------      -------
Equity securities:
  Non-redeemable preferred stock........             --                 38             318          356
  Common stock..........................             40                 70               8          118
                                                -------            -------          ------      -------
     Total equity securities............             40                108             326          474
                                                -------            -------          ------      -------
Trading securities......................            176                  6              50          232
Short-term investments (1)..............          1,171              1,952              --        3,123
Derivative assets (2)...................              4              1,928             326        2,258
Net embedded derivatives within asset
  host contracts (3)....................             --                 --           2,062        2,062
Separate account assets (4).............         35,567                166             159       35,892
                                                -------            -------          ------      -------
  Total assets..........................        $39,065            $33,766          $6,056      $78,887
                                                =======            =======          ======      =======
LIABILITIES
Derivative liabilities (2)..............        $    16            $   574          $   17      $   607
Net embedded derivatives within
  liability host contracts (3)..........             --                 --           1,405        1,405
                                                -------            -------          ------      -------
  Total liabilities.....................        $    16            $   574          $1,422      $ 2,012
                                                =======            =======          ======      =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g. time deposits, etc.).

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($5) million and ($36) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities; exchange-traded common stock; trading securities and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded equity and interest rate futures. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities, as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, state and political subdivision securities, foreign government securities, and ABS. Equity securities classified as Level 2 securities consist principally of common stock and non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS; and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock and common stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Short-term investments and trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this category includes: swap spreadlocks with maturities which extend beyond observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; foreign currency swaps priced through independent broker quotations; interest rate swaps with maturities which extend beyond the observable portion of the yield curve; credit default swaps based upon baskets of credits having unobservable credit correlations; equity options with unobservable volatility inputs; implied volatility swaps with unobservable volatility inputs; credit forwards having unobservable repurchase rates and interest rate caps referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                               --------------------------------------------------------------------------------------------
                                                                               TOTAL REALIZED/UNREALIZED
                                                                              GAINS (LOSSES) INCLUDED IN:
                                                                            ------------------------------     PURCHASES,
                                                                                                 OTHER           SALES,
                                    BALANCE,        IMPACT OF    BALANCE,                    COMPREHENSIVE   ISSUANCES AND
                               DECEMBER 31, 2007  ADOPTION (2)  JANUARY 1,  EARNINGS (3, 4)  INCOME (LOSS)  SETTLEMENTS (5)
                               -----------------  ------------  ----------  ---------------  -------------  ---------------
                                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..                                     $1,401         $(114)         $   192          $(172)
  Foreign corporate
     securities..............                                        926           (95)             334            (47)
  U.S. Treasury and agency
     securities..............                                         36            --               (1)            (2)
  RMBS.......................                                         62            (4)               5             (9)
  CMBS.......................                                        116           (42)              50             (7)
  ABS........................                                        558           (51)             171           (138)
  State and political
     subdivision securities..                                         24            --                6              2
  Foreign government
     securities..............                                         10            --                1             (1)
                                                                  ------         -----          -------          -----
     Total fixed maturity
       securities............                                     $3,133         $(306)         $   758          $(374)
                                                                  ======         =====          =======          =====
Equity securities:
  Non-redeemable preferred
     stock...................                                     $  318         $(101)         $   113          $ (66)
  Common stock...............                                          8            --               (1)             4
                                                                  ------         -----          -------          -----
     Total equity
       securities............                                     $  326         $(101)         $   112          $ (62)
                                                                  ======         =====          =======          =====
Trading securities...........                                     $   50         $  --          $    --          $ (50)
Short-term investments.......                                     $   --         $  --          $    --          $   8
Net derivatives (7)..........                                     $  309         $ (40)         $    (3)         $ (15)
Separate account assets (8)..                                     $  159         $  (7)         $    --          $   1
Net embedded derivatives
  (9)........................                                     $  657         $(328)         $    --          $ 116

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..        $1,645           $  --       $1,645         $(167)         $  (313)         $ 101
  Foreign corporate
     securities..............         1,355              --        1,355           (12)            (504)          (110)
  U.S. Treasury and agency
     securities..............            19              --           19            --               --             34
  RMBS.......................           323              --          323             2              (46)          (156)
  CMBS.......................           258              --          258           (66)             (76)            --
  ABS........................           925              --          925           (20)            (254)           (84)
  State and political
     subdivision securities..            44              --           44            (1)             (19)            --
  Foreign government
     securities..............            33              --           33             1               (2)           (17)
                                     ------           -----       ------         -----          -------          -----
     Total fixed maturity
       securities............        $4,602             $--       $4,602         $(263)         $(1,214)         $(232)
                                     ======           =====       ======         =====          =======          =====
Equity securities:
  Non-redeemable preferred
     stock...................        $  521             $--       $  521         $ (44)         $  (109)         $ (50)
  Common stock...............            35              --           35            (4)              (1)           (22)
                                     ------           -----       ------         -----          -------          -----
     Total equity
       securities............        $  556             $--       $  556         $ (48)         $  (110)         $ (72)
                                     ======           =====       ======         =====          =======          =====
Trading securities...........        $   --             $--       $   --         $  --          $    --          $  50
Net derivatives (7)..........        $  108             $--       $  108         $ 266          $    --          $ (65)
Separate account assets (8)..        $  183             $--       $  183         $ (22)         $    --          $  --
Net embedded derivatives
  (9)........................        $  125             $92       $  217         $ 366          $    --          $  74
                                  FAIR VALUE MEASUREMENTS
                                     USING SIGNIFICANT
                                UNOBSERVABLE INPUTS (LEVEL
                                          3) (1)
                               ----------------------------
                                 TRANSFER IN
                                 AND/OR OUT      BALANCE,
                               OF LEVEL 3 (6)  DECEMBER 31,
                               --------------  ------------
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..       $ 298         $1,605
  Foreign corporate
     securities..............        (124)           994
  U.S. Treasury and agency
     securities..............          --             33
  RMBS.......................         (29)            25
  CMBS.......................         (72)            45
  ABS........................          (3)           537
  State and political
     subdivision securities..          --             32
  Foreign government
     securities..............           6             16
                                    -----         ------
     Total fixed maturity
       securities............       $  76         $3,287
                                    =====         ======
Equity securities:
  Non-redeemable preferred
     stock...................       $  (6)        $  258
  Common stock...............          --             11
                                    -----         ------
     Total equity
       securities............       $  (6)        $  269
                                    =====         ======
Trading securities...........       $  --         $   --
Short-term investments.......       $  --         $    8
Net derivatives (7)..........       $(204)        $   47
Separate account assets (8)..       $  --         $  153
Net embedded derivatives
  (9)........................       $  --         $  445

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..       $ 135         $1,401
  Foreign corporate
     securities..............         197            926
  U.S. Treasury and agency
     securities..............         (17)            36
  RMBS.......................         (61)            62
  CMBS.......................          --            116
  ABS........................          (9)           558
  State and political
     subdivision securities..          --             24
  Foreign government
     securities..............          (5)            10
                                    -----         ------
     Total fixed maturity
       securities............       $ 240         $3,133
                                    =====         ======
Equity securities:
  Non-redeemable preferred
     stock...................       $  --         $  318
  Common stock...............          --              8
                                    -----         ------
     Total equity
       securities............       $  --         $  326
                                    =====         ======
Trading securities...........       $  --         $   50
Net derivatives (7)..........       $  --         $  309
Separate account assets (8)..       $  (2)        $  159
Net embedded derivatives
  (9)........................       $  --         $  657


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $30 million resulting in a net impact of $62 million. This net impact of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       $62 million along with a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives resulted in a total net impact of adoption of $59 million.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The tables below summarize both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................       $ 3            $(117)         $(114)
  Foreign corporate securities.....................        (1)             (94)           (95)
  RMBS.............................................        --               (4)            (4)
  CMBS.............................................         1              (43)           (42)
  ABS..............................................        --              (51)           (51)
                                                        -----            -----          -----
     Total fixed maturity securities...............       $ 3            $(309)         $(306)
                                                        =====            =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $  --            $(101)         $(101)
                                                        -----            -----          -----
     Total equity securities.......................       $--            $(101)         $(101)
                                                        =====            =====          =====
Net derivatives....................................       $--            $ (40)         $ (40)
Net embedded derivatives...........................       $--            $(328)         $(328)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities........................       $ 5            $(172)         $(167)
  Foreign corporate securities.....................        (3)              (9)           (12)
  RMBS.............................................        --                2              2
  CMBS.............................................         4              (70)           (66)
  ABS..............................................        --              (20)           (20)
  State and political subdivision securities.......        (1)              --             (1)
  Foreign government securities....................         1               --              1
                                                        -----            -----          -----
     Total fixed maturity securities...............       $ 6            $(269)         $(263)
                                                        =====            =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $  --            $ (44)         $ (44)
  Common stock.....................................        --               (4)            (4)
                                                        -----            -----          -----
     Total equity securities.......................       $--            $ (48)         $ (48)
                                                        =====            =====          =====
Net derivatives....................................       $--            $ 266          $ 266
Net embedded derivatives...........................       $--            $ 366          $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                      RELATING TO ASSETS AND LIABILITIES HELD
                                                                        AT
                                                                 DECEMBER 31, 2009
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $  6             $(105)         $ (99)
  Foreign corporate securities.....................       (1)              (43)           (44)
  CMBS.............................................        1               (56)           (55)
  ABS..............................................       --               (21)           (21)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $ 6             $(225)         $(219)
                                                        ====             =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $ --             $ (38)         $ (38)
                                                        ----             -----          -----
     Total equity securities.......................      $--             $ (38)         $ (38)
                                                        ====             =====          =====
Net derivatives....................................      $--             $ (33)         $ (33)
Net embedded derivatives...........................      $--             $(332)         $(332)



                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                        RELATING TO ASSETS AND LIABILITIES
                                                                     HELD AT
                                                                DECEMBER 31, 2008
                                                      -------------------------------------
                                                                          NET
                                                          NET         INVESTMENT
                                                      INVESTMENT         GAINS
                                                        INCOME         (LOSSES)       TOTAL
                                                      ----------      ----------      -----
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities.........................       $ 4          $ (139)       $(135)
  Foreign corporate securities......................        (3)             (6)          (9)
  CMBS..............................................         4             (69)         (65)
  ABS...............................................        --             (16)         (16)
  Foreign government securities.....................         1              --            1
                                                         -----          ------        -----
     Total fixed maturity securities................       $ 6           $(230)       $(224)
                                                         =====          ======        =====
Equity securities:
  Non-redeemable preferred stock....................       $--           $ (29)       $ (29)
                                                         -----          ------        -----
     Total equity securities........................     $  --           $ (29)       $ (29)
                                                         =====          ======        =====
Net derivatives.....................................       $--           $ 233        $ 233
Net embedded derivatives............................       $--           $ 353        $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                                2009                                      2008
                              ---------------------------------------   ---------------------------------------
                                                ESTIMATED                                 ESTIMATED
                                 CARRYING          FAIR                    CARRYING          FAIR
                              VALUE PRIOR TO   VALUE AFTER     GAINS    VALUE PRIOR TO   VALUE AFTER     GAINS
                                IMPAIRMENT      IMPAIRMENT   (LOSSES)     IMPAIRMENT      IMPAIRMENT   (LOSSES)
                              --------------   -----------   --------   --------------   -----------   --------
                                                                (IN MILLIONS)
Mortgage loans (1)..........       $ --            $ --        $ --           $24            $ --        $(24)
Other limited partnership
  interests (2).............       $110             $44        $(66)          $11             $ 6        $ (5)
Real estate joint ventures
  (3).......................       $ 90             $48        $(42)         $ --             $--        $ --


--------

   (1) Mortgage Loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other Limited Partnership Interests -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $32 million as of December 31, 2009.

   (3) Real Estate Joint Ventures -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $40 million as of December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Balance at January 1, 2007................................  $1,991   $3,120   $5,111
  Effect of adoption of new accounting principle..........      (7)    (125)    (132)
  Capitalizations.........................................     682       --      682
                                                            ------   ------   ------
     Subtotal.............................................   2,666    2,995    5,661
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................      44      (16)      28
     Other expenses.......................................     388      324      712
                                                            ------   ------   ------
       Total amortization.................................     432      308      740
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............     (18)      (9)     (27)
                                                            ------   ------   ------
Balance at December 31, 2007..............................   2,252    2,696    4,948
  Capitalizations.........................................     835       --      835
                                                            ------   ------   ------
     Subtotal.............................................   3,087    2,696    5,783
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................     190       35      225
     Other expenses.......................................     504      434      938
                                                            ------   ------   ------
       Total amortization.................................     694      469    1,163
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............    (389)    (434)    (823)
  Less: Other.............................................       3       --        3
                                                            ------   ------   ------
Balance at December 31, 2008..............................   2,779    2,661    5,440
  Capitalizations.........................................     851       --      851
                                                            ------   ------   ------
     Subtotal.............................................   3,630    2,661    6,291
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................    (225)     (86)    (311)
     Other expenses.......................................     408      197      605
                                                            ------   ------   ------
       Total amortization.................................     183      111      294
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............     322      433      755
  Less: Other.............................................      (2)      --       (2)
                                                            ------   ------   ------
Balance at December 31, 2009..............................  $3,127   $2,117   $5,244
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $319 million in 2010, $282 million in 2011, $244 million in 2012, $200 million in 2013, and $163 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2009     2008     2009     2008     2009     2008
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,785   $1,416   $1,275   $1,755   $3,060   $3,171
Corporate Benefit Funding..............       6        5        1        3        7        8
Insurance Products.....................   1,292    1,351      841      903    2,133    2,254
Corporate & Other......................      44        7       --       --       44        7
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,127   $2,779   $2,117   $2,661   $5,244   $5,440
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Retirement Products...............................................  $219   $219
Corporate Benefit Funding.........................................   307    307
Insurance Products:
  Non-medical health..............................................     5      5
  Individual life.................................................    17     17
                                                                    ----   ----
     Total Insurance Products.....................................    22     22
Corporate & Other.................................................   405    405
                                                                    ----   ----
Total.............................................................  $953   $953
                                                                    ====   ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2009 based upon data at June 30, 2009 that indicated that goodwill was not impaired. During the fourth quarter of 2009, the Company realigned its reportable segments. See Notes 1 and
14. The 2009 annual goodwill impairment tests were based on the segment structure in existence prior to such realignment. The realignment did not significantly change the reporting units for goodwill impairment testing purposes and management concluded that no additional tests were required at December 31, 2009.

     Previously, due to economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly in individual annuity and variable & universal life reporting units, management performed an interim goodwill impairment test at December 31, 2008 and again, for certain reporting units most affected by the current economic environment at March 31, 2009. Based upon the tests performed, management concluded no impairment of goodwill had occurred for any of the Company's reporting units at March 31, 2009 and December 31, 2008.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are as follows:

                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2009      2008      2009      2008     2009     2008
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,435   $ 1,215   $21,059   $18,905   $   19   $   30
Corporate Benefit Funding...........   12,697    12,043     9,393    12,553        5        5
Insurance Products..................    2,391     2,123     6,052     5,531    1,997    1,848
Corporate & Other...................    5,098     4,832       938       186      276      202
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $21,621   $20,213   $37,442   $37,175   $2,297   $2,085
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $224      $232      $237
Amortization..............................................    (9)       (8)       (5)
                                                            ----      ----      ----
Balance at December 31,...................................  $215      $224      $232
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $11 million in 2010, $13 million in 2011, $15 million in 2012, $16 million in 2013 and $17 million in 2014.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $422      $403      $330
Capitalization............................................   124       111       124
Amortization..............................................   (53)      (92)      (51)
                                                            ----      ----      ----
Balance at December 31,...................................  $493      $422      $403
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $49.4 billion and $35.9 billion at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $804 million, $893 million and $947 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. Dollars or foreign currencies, to an SPE that has issued debt securities for which payment of interest and principal is secured by such funding agreements. During the year ended December 31, 2009, there were no new issuances of funding agreements under this program and the Company repaid $1.3 billion of such funding agreements. During the years ended December 31, 2008 and 2007, the Company issued $54 million and $653 million, respectively, and repaid $678 million and $616 million, respectively, of such funding agreements. At December 31, 2009 and 2008, funding agreements outstanding, which are included in policyholder account balances, were $3.1 billion and $4.2 billion, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $109 million, $189 million and $230 million, respectively.

     MICC is a member of the FHLB of Boston and holds $70 million of common stock of the FHLB of Boston at both December 31, 2009 and 2008, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $326 million and $526 million at December 31, 2009 and 2008, respectively, which is included in policyholder account balances. In addition, at December 31, 2008, MICC had advances of $300 million from the FHLB of Boston with original maturities of less than one year and therefore, such advances are included in short-term debt. There were no such advances at December 31, 2009. These advances and the advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $419 million and $1,284 million at December 31, 2009 and 2008, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $6 million, $15 million and $34 million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy holder funds, is as follows:

                                                           YEARS ENDED DECEMBER
                                                                   31,
                                                          ---------------------
                                                           2009    2008    2007
                                                          -----   -----   -----
                                                              (IN MILLIONS)
Balance at January 1,...................................  $ 691   $ 612   $ 551
  Less: Reinsurance recoverables........................   (589)   (463)   (403)
                                                          -----   -----   -----
Net balance at January 1,...............................    102     149     148
                                                          -----   -----   -----

Incurred related to:
  Current year..........................................     26       8      32
  Prior years...........................................    (17)    (29)     (5)
                                                          -----   -----   -----
                                                              9     (21)     27
                                                          -----   -----   -----
Paid related to:
  Current year..........................................     (1)     (2)     (2)
  Prior years...........................................    (11)    (24)    (24)
                                                          -----   -----   -----
                                                            (12)    (26)    (26)
                                                          -----   -----   -----
Net balance at December 31,.............................     99     102     149
  Add: Reinsurance recoverables.........................    706     589     463
                                                          -----   -----   -----
Balance at December 31,.................................  $ 805   $ 691   $ 612
                                                          =====   =====   =====



     During 2009, 2008 and 2007, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $17 million, $29 million and $5 million for the years ended December 31, 2009, 2008 and 2007, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 and 2007 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2009                             2008
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  15,705             N/A        $   9,721             N/A
Net amount at risk (2)..................     $   1,018 (3)         N/A        $   2,813 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  35,687       $  22,157        $  27,572       $  13,217
Net amount at risk (2)..................     $   5,093 (3)   $   4,158 (4)    $   9,876 (3)   $   6,323 (4)
Average attained age of
  contractholders.......................      60 years        61 years         58 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2009           2008
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,805      $   2,917
Net amount at risk (2).....................................    $  58,134 (3)  $  43,237 (3)
Average attained age of policyholders......................     58 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                           UNIVERSAL AND
                                                                           VARIABLE LIFE
                                                                             CONTRACTS
                                                                           -------------
                                                   ANNUITY CONTRACTS
                                              --------------------------
                                              GUARANTEED     GUARANTEED
                                                 DEATH     ANNUITIZATION     SECONDARY
                                               BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                              ----------   -------------   -------------   -----
                                                                 (IN MILLIONS)
DIRECT:
  Balance at January 1, 2007................     $ 24           $ 17            $ 31        $ 72
     Incurred guaranteed benefits...........       16             28              34          78
     Paid guaranteed benefits...............      (10)            --              --         (10)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       30             45              65         140
     Incurred guaranteed benefits...........      118            176              43         337
     Paid guaranteed benefits...............      (50)            --              --         (50)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       98            221             108         427
     Incurred guaranteed benefits...........       48             (6)            187         229
     Paid guaranteed benefits...............      (89)            --              --         (89)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 57           $215            $295        $567
                                                 ====           ====            ====        ====
CEDED:
  Balance at January 1, 2007................     $ 24           $ 17            $ --        $ 41
     Incurred guaranteed benefits...........       10             --              --          10
     Paid guaranteed benefits...............       (6)            --              --          (6)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             17              --          45
     Incurred guaranteed benefits...........       94             55              --         149
     Paid guaranteed benefits...............      (36)            --              --         (36)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       86             72              --         158
     Incurred guaranteed benefits...........       38              2             142         182
     Paid guaranteed benefits...............      (68)            --              --         (68)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 56           $ 74            $142        $272
                                                 ====           ====            ====        ====
NET:
  Balance at January 1, 2007................     $ --           $ --            $ 31        $ 31
     Incurred guaranteed benefits...........        6             28              34          68
     Paid guaranteed benefits...............       (4)            --              --          (4)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............        2             28              65          95
     Incurred guaranteed benefits...........       24            121              43         188
     Paid guaranteed benefits...............      (14)            --              --         (14)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       12            149             108         269
     Incurred guaranteed benefits...........       10             (8)             45          47
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $  1           $141            $153        $295
                                                 ====           ====            ====        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $27,202   $21,738
  Balanced....................................................   14,693     6,971
  Bond........................................................    2,682     2,280
  Money Market................................................    1,454     1,715
  Specialty...................................................      824       228
                                                                -------   -------
     Total....................................................  $46,855   $32,932
                                                                =======   =======



8.  REINSURANCE

     The Company's Insurance Products segment participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. Retention limits remain unchanged for other new individual life insurance policies. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of these segments has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $2.3 billion of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                             2009      2008     2007
                                                           -------   -------   ------
                                                                  (IN MILLIONS)
PREMIUMS:
  Direct premiums........................................  $ 1,782   $ 1,042   $  654
  Reinsurance assumed....................................       14        15       17
  Reinsurance ceded......................................     (484)     (423)    (318)
                                                           -------   -------   ------
     Net premiums........................................  $ 1,312   $   634   $  353
                                                           =======   =======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees.........................................  $ 1,681   $ 1,710   $1,680
  Reinsurance assumed....................................      115       197      119
  Reinsurance ceded......................................     (416)     (529)    (388)
                                                           -------   -------   ------
     Net universal life and investment-type product
       policy fees.......................................  $ 1,380   $ 1,378   $1,411
                                                           =======   =======   ======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims................  $ 3,314   $ 2,775   $1,722
  Reinsurance assumed....................................       10        23       22
  Reinsurance ceded......................................   (1,259)   (1,352)    (766)
                                                           -------   -------   ------
     Net policyholder benefits and claims................  $ 2,065   $ 1,446   $  978
                                                           =======   =======   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables...................  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Policyholder account balances....................   37,442        --        --       37,442
Other policyholder funds.........................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $63,537    $1,483   $ 1,626      $60,428
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2008
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables...................  $12,463    $   48   $12,073      $   342
Deferred policy acquisition costs and value of
  business acquired..............................    5,440       312      (292)       5,420
                                                   -------    ------   -------      -------
  Total assets...................................  $17,903    $  360   $11,781      $ 5,762
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $20,213    $   87   $    --      $20,126
Policyholder account balances....................   37,175        --       (19)      37,194
Other policyholder funds.........................    2,085     1,369       172          544
Other liabilities................................    2,604        10     1,061        1,533
                                                   -------    ------   -------      -------
  Total liabilities..............................  $62,077    $1,466   $ 1,214      $59,397
                                                   =======    ======   =======      =======



     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont ("MRV"). The Company had a reinsurance agreement with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  14   $  15   $  17
  Reinsurance ceded (1)....................................   (166)   (116)    (20)
                                                             -----   -----   -----
     Net premiums..........................................  $(152)  $(101)  $  (3)
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 115   $ 197   $ 119
  Reinsurance ceded (1)....................................   (168)   (278)   (166)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ (53)  $ (81)  $ (47)
                                                             =====   =====   =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --   $  --   $  --
  Reinsurance ceded........................................    477      83      85
                                                             -----   -----   -----
     Net other revenues....................................  $ 477   $  83   $  85
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $   8   $  19   $  18
  Reinsurance ceded (1)....................................   (239)   (274)    (43)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $(231)  $(255)  $ (25)
                                                             =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64   $  57   $  53
  Reinsurance ceded........................................    (33)    (22)     --
                                                             -----   -----   -----
     Net interest credited to policyholder account
       balances............................................  $  31   $  35   $  53
                                                             =====   =====   =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $ 105   $  97   $  39
  Reinsurance ceded (1)....................................    102      76      35
                                                             -----   -----   -----
     Net other expenses....................................  $ 207   $ 173   $  74
                                                             =====   =====   =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA at December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $9 million, $36 million, $47 million and ($1) million, respectively, and at December 31, 2007 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $12 million, $50 million, $52 million and ($2) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2009               2008
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables....................   $   30   $7,157    $   34   $6,547
Deferred policy acquisition costs and value of
  business acquired...............................      230     (399)      312     (279)
                                                     ------   ------    ------   ------
  Total assets....................................   $  260   $6,758    $  346   $6,268
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   27   $   --    $   25   $   --
Other policyholder funds..........................    1,393      284     1,368      168
Other liabilities.................................        9    1,150         8      890
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,429   $1,434    $1,401   $1,058
                                                     ======   ======    ======   ======



     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit guarantees issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit guarantees. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss. For the years ended December 31, 2008 and 2007, net investment gains (losses) included $170 million and ($113) million, respectively, in changes in fair value of such embedded derivatives. For the years ended December 31, 2008 and 2007, $64 million and $42 million, respectively, of bifurcation fees associated with the embedded derivatives were included in net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $724 million and $2,042 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($1,456) million, $1,685 million, and $276 million, respectively, in changes in fair value of such embedded derivatives, as well as the associated bifurcation fees.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance with funds withheld basis. The agreement was amended in 2009 to include policies

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


issued by MLI-USA through December 31, 2009. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $11 million and $27 million at December 31, 2009 and 2008, respectively. The changes in fair value of the embedded derivatives, included in net investment gains (losses), were ($16) million and $27 million at December 31, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from MRV by $180 million and $259 million at December 31, 2009 and 2008, respectively, and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. The amortization of the unearned revenue associated with the experience refund was $36 million and $38 million at December 31, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2009 and 2008, the unearned revenue related to the experience refund was $337 million and $221 million, respectively, and is included in other policyholder funds in the consolidated balance sheet.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its effective yield methodology to include these updated assumptions and resultant projected cash flows. Due to the refinement of the methodology, the deposit receivable balance for these treaties was increased by $279 million, with a corresponding increase in other revenue during the year ended December 31, 2009.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $4.3 billion of unsecured affiliated reinsurance recoverable balances.

9.  DEBT

     Long-term -- affiliated debt and short-term debt outstanding is as follows:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038....................  $750   $  750
Surplus notes, interest rate 3-month LIBOR plus 1.15%, maturity
  date 2009......................................................    --      200
Surplus notes, interest rate 6-month LIBOR plus 1.80%, maturity
  date 2011......................................................   200       --
                                                                   ----   ------
Total long-term debt -- affiliated...............................   950      950
Total short-term debt............................................    --      300
                                                                   ----   ------
  Total..........................................................  $950   $1,250
                                                                   ====   ======



     On December 21, 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2009 were $200 million in 2011 and $750 million in 2038.

     Interest expense related to the Company's indebtedness, included in other expenses, was $71 million, $72 million and $33 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Payments of interest and principal on these outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At December 31, 2009, the Company did not have any short-term debt. At December 31, 2008, short-term debt was $300 million, which consisted of MetLife Insurance Company of Connecticut's liability for collateralized borrowings from the FHLB of Boston with original maturities of less than one year. During the years ended December 31, 2009 and 2008, the weighed average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively.

10.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                               YEARS ENDED
                                                               DECEMBER 31,
                                                           -------------------
                                                            2009   2008   2007
                                                           -----   ----   ----
                                                              (IN MILLIONS)
Current:
  Federal................................................  $  24   $(50)  $  9
  State and local........................................      1     (2)     4
  Foreign................................................     (4)    --      1
                                                           -----   ----   ----
  Subtotal...............................................     21    (52)    14
                                                           -----   ----   ----
Deferred:
  Federal................................................   (380)   260    306
  Foreign................................................     (9)    (5)   (17)
                                                           -----   ----   ----
  Subtotal...............................................   (389)   255    289
                                                           -----   ----   ----
Provision for income tax expense (benefit)...............  $(368)  $203   $303
                                                           =====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $(285)  $273   $365
Tax effect of:
  Tax-exempt investment income..............................    (69)   (65)   (65)
  Prior year tax............................................    (17)    (4)     9
  Foreign tax rate differential and change in valuation
     allowance..............................................      3     --     (7)
  State tax, net of federal benefit.........................     --     (1)     3
  Other, net................................................     --     --     (2)
                                                              -----   ----   ----
Provision for income tax expense (benefit)..................  $(368)  $203   $303
                                                              =====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,574   $1,548
  Net operating loss carryforwards..............................     111       94
  Net unrealized investment losses..............................     372    1,447
  Operating lease reserves......................................       4        8
  Capital loss carryforwards....................................     423      269
  Investments, including derivatives............................     304       --
  Tax credit carryforwards......................................     102       45
  Other.........................................................      16       24
                                                                  ------   ------
                                                                   2,906    3,435
                                                                  ------   ------
Deferred income tax liabilities:
  Investments, including derivatives............................      --      113
  DAC and VOBA..................................................   1,748    1,479
  Other.........................................................      11       --
                                                                  ------   ------
                                                                   1,759    1,592
                                                                  ------   ------
Net deferred income tax asset...................................  $1,147   $1,843
                                                                  ======   ======



     Domestic net operating loss carryforwards amount to $189 million at December 31, 2009 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $168 million at December 31, 2009 with indefinite expiration. Capital loss carryforwards amount to $1,209 million at December 31, 2009 and will expire beginning in 2010. Tax credit carryforwards amount to $102 million at December 31, 2009 and will expire beginning in 2017.

     The Company has not established a valuation allowance against the deferred tax asset of $372 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 tax year, is expected to begin in early 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $53 million and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefits decreased by $11 million from January 1, 2007 primarily due to a settlement reached with the IRS with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits in the amount of $6 million, was reclassified to deferred income tax payable.

     At December 31, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2009      2008      2007
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at beginning of the period..........................   $48       $53       $64
Additions for tax positions of prior years..................     2        --        --
Reductions for tax positions of prior years.................    --        --        (2)
Additions for tax positions of current year.................    --         2         5
Reductions for tax positions of current year................    (6)       (7)       (8)
Settlements with tax authorities............................    --        --        (6)
                                                               ---       ---       ---
Balance at end of the period................................   $44       $48       $53
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from January 1, 2007.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $68 million and $64 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $16 million related to a true-up of the prior year tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2009.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On June 3, 2009, the defendant filed a notice of appeal from the January 6, 2009 judgment and the May 14, 2009 opinion and order. As it is possible that the judgment could be affected during appellate practice, and the Company has not collected any portion of the judgment, the Company has not recognized any award amount in its consolidated financial statements.

     A former Tower Square Securities financial services representative is alleged to have misappropriated funds from 40 customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, FINRA and the U.S. Attorney's Office are conducting inquiries.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 8    $ 6
  Premium tax offsets currently available for paid assessments.....     1      1
                                                                      ---    ---
                                                                      $ 9    $ 7
                                                                      ===    ===
Other Liabilities:
  Insolvency assessments...........................................   $13    $10
                                                                      ===    ===



     Assessments levied against the Company were $1 million, less than $1 million and less than $1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2010...........................................................    $ 3       $ 6
2011...........................................................    $ 3       $ 6
2012...........................................................    $ 3       $--
2013...........................................................    $ 3       $--
2014...........................................................    $ 3       $--
Thereafter.....................................................    $73       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.5 billion and $1.6 billion at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $131 million and $231 million at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $445 million and $332 million at December 31, 2009 and 2008, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2009 and 2008, the Company had agreed to fund up to $126 million and $135 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $158 million and $160 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $322 million and $347 million at December 31, 2009 and 2008, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2009 and 2008. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2009 and 2008. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $81 million, $242 million and $1,101 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.9 billion and $5.5 billion at December 31, 2009 and 2008, respectively.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $24 million, $482 million and $1,106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1,406 million and $761 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend to its stockholders. During the years ended December 31, 2008 and 2007, MetLife Insurance Company of Connecticut paid a dividend of $500 million and $690 million, respectively. Of the $690 million, $404 million was a return of capital as approved by the insurance regulator. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay to its stockholders in 2010 without prior regulatory approval is $659 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2009, 2008 and 2007, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds was negative as of December 31, 2009, MLI-USA cannot pay any dividends in 2010 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $ 3,365   $(5,022)  $(358)
Income tax effect of holding gains (losses)..............   (1,174)    1,760     122
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................      588       674     260
  Amortization of premiums and accretion of discounts
     associated with investments.........................      (83)      (48)     --
  Income tax effect......................................     (176)     (220)    (88)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................     (755)      823      27
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................      263      (288)    (10)
                                                           -------   -------   -----
Net unrealized investment gains (losses), net of income
  tax....................................................    2,028    (2,321)    (47)
Foreign currency translation adjustment, net of income
  tax....................................................       45      (166)     12
                                                           -------   -------   -----
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............    2,073    (2,487)    (35)
Cumulative effect of change in accounting principle, net
  of income tax of $12 million, effective April 1, 2009
  (See Note 1)...........................................      (22)       --      --
                                                           -------   -------   -----
Other comprehensive income (loss)........................  $ 2,051   $(2,487)  $ (35)
                                                           =======   =======   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  148   $  118   $  121
Commissions...............................................     794      733      633
Interest and debt issue costs.............................      72       74       35
Affiliated interest costs on ceded reinsurance............     107       96       31
Amortization of DAC and VOBA..............................     294    1,163      740
Capitalization of DAC.....................................    (851)    (835)    (682)
Rent......................................................       4        4        5
Insurance tax.............................................      45       38       44
Other.....................................................     594      542      519
                                                            ------   ------   ------
Total other expenses......................................  $1,207   $1,933   $1,446
                                                            ======   ======   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Interest and Debt Issue Costs

     Interest and debt issue costs include interest expense on debt (see Note 9) and interest on tax audits.

  Amortization and Capitalization of DAC and VOBA

     See Note 5 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 16 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     As described in Note 1, during 2009, the Company realigned its former institutional and individual businesses into three operating segments:
Retirement Products, Corporate Benefit Funding and Insurance Products segments. In addition, the Company reports certain of its operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value & investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals, corporations and other institutions, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life includes variable life, universal life, term life and whole life insurance products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the business segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings is not determined in accordance with GAAP and should not be viewed as a substitute for GAAP income
(loss) from continuing operations, net of income tax. However, the Company believes the presentation of operating earnings herein as we measure it for management purposes enhances the understanding of segment performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses), (ii) less amortization of unearned revenue related to net investment gains (losses), (iii) plus scheduled periodic settlement payments on derivative instruments that are hedges of investments but do not qualify for hedge accounting treatment, (iv) plus income from discontinued real estate operations, if applicable, and (v) plus, for operating joint ventures reported under the equity method of accounting, the aforementioned adjustments and those identified in the definition of operating expenses, net of income tax, if applicable to these joint ventures.

     Operating expenses is defined as GAAP expenses (i) less changes in experience-rated contractholder liabilities due to asset value fluctuations,
(ii) less costs related to business combinations (since January 1, 2009), (iii) less

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortization of DAC and VOBA related to net investment gains (losses) and (iv) plus scheduled periodic settlement payments on derivative instruments that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other for the years ended December 31, 2009, 2008 and 2007 and at December 31, 2009 and 2008. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --      (1,866)        (1,866)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense..............        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total benefits and
     expenses.................     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
Adjustments to:
  Total revenues..............................................................    (1,917)
  Total benefits and expenses.................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
---------------------           ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................    $73,840     $28,046     $13,647     $12,156    $127,689
Separate account assets.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
Separate account liabilities..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-----------------------------    ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634       $ --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --        549            549
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------       ----         ------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense...............         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------       ----         ------
  Total benefits and expenses..     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total benefits and expenses..................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX....................   $  573                    $  573
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2008:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
---------------------           ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................    $57,743     $28,796     $12,217     $13,268    $112,024
Separate account assets.......    $33,763     $ 1,398     $   731     $    --    $ 35,892
Separate account liabilities..    $33,763     $ 1,398     $   731     $    --    $ 35,892

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2007:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-----------------------------    ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                              (IN MILLIONS)
REVENUES
Premiums.......................    $  136       $   25      $  168       $ 24     $  353      $  --         $  353
Universal life and investment-
  type product policy fees.....       885           39         496          2      1,422        (11)         1,411
Net investment income..........       801        1,528         320        293      2,942        (49)         2,893
Other revenues.................       173           14          64         --        251         --            251
Net investment gains (losses)..        --           --          --         --         --       (142)          (142)
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,995        1,606       1,048        319      4,968       (202)         4,766
                                   ------       ------      ------       ----     ------      -----         ------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims.......................       239          492         239         33      1,003        (25)           978
Interest credited to
  policyholder account
  balances.....................       447          604         214         --      1,265         34          1,299
Capitalization of DAC..........      (493)          (8)       (179)        (2)      (682)        --           (682)
Amortization of DAC and VOBA...       475           23         214         --        712         28            740
Interest expense...............         2           --           1         30         33         --             33
Other expenses.................       798           33         485         39      1,355         --          1,355
                                   ------       ------      ------       ----     ------      -----         ------
  Total benefits and expenses..     1,468        1,144         974        100      3,686         37          3,723
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............       187          158          27         17        389        (86)           303
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  340       $  304      $   47       $202        893
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................     (202)
  Total benefits and expenses..................................................      (37)
  Provision for income tax (expense) benefit...................................       86
                                                                                  ------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX....................   $  740                    $  740
                                                                                  ======                    ======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2009, 2008 and 2007. Revenues from U.S. operations were $2.9 billion and $4.9 billion for the years ended December 31, 2009 and 2008, respectively, which represented 76% and 92%, respectively, of consolidated revenues. Substantially all of the Company's revenue originated in the U.S. for the year ended December 31, 2007.

15.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs.

     The Company did not have any discontinued operations for either of the years ended December 31, 2009 or 2008. In the Corporate Benefit Funding segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations, resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $338 million, $256 million and $271 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $113 million, $108 million and $107 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $149 million, $148 million and $117 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $499 million, $442 million and $517 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $71 million, $65 million and $62 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million included in other expenses, for services performed under the global service agreement for both years ended December 31, 2009 and 2008. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Under the terms of the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $85 million, $91 million and $90 million included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net receivables from affiliates of $46 million and $92 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

17.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009

                                  (IN MILLIONS)

                                                                     ESTIMATED      AMOUNT AT
                                                      COST OR           FAIR     WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)     VALUE      BALANCE SHEET
----------------------------------------------  ------------------   ---------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 6,503         $ 6,257        $ 6,257
     Foreign government securities............            608             645            645
     Public utilities.........................          2,380           2,396          2,396
     State and political subdivision
       securities.............................          1,291           1,179          1,179
     All other corporate bonds................         19,186          19,230         19,230
                                                      -------         -------        -------
       Total bonds............................         29,968          29,707         29,707
  Mortgage-backed and asset-backed
     securities...............................         11,143          10,458         10,458
  Redeemable preferred stock..................          1,324           1,110          1,110
                                                      -------         -------        -------
     Total fixed maturity securities..........         42,435          41,275         41,275
                                                      -------         -------        -------
Trading securities............................            868             938            938
                                                      -------         -------        -------
Equity securities:
  Non-redeemable preferred stock..............            351             306            306
Common stock:
  Industrial, miscellaneous and all other.....            143             153            153
                                                      -------         -------        -------
     Total equity securities..................            494             459            459
                                                      -------         -------        -------
Mortgage loans................................          4,748                          4,748
Policy loans..................................          1,189                          1,189
Real estate and real estate joint ventures....            445                            445
Other limited partnership interests...........          1,236                          1,236
Short-term investments........................          1,775                          1,775
Other invested assets.........................          1,498                          1,498
                                                      -------                        -------
     Total investments........................        $54,688                        $53,563
                                                      =======                        =======



--------

   (1) The Company's trading securities portfolio is mainly comprised of fixed maturity and equity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2009      2008
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,325 and $34,567,
     respectively).............................................  $32,132   $30,172
  Equity securities available-for-sale, at estimated fair value
     (cost: $484 and $662, respectively).......................      448       467
  Trading securities, at estimated fair value (cost: $0 and
     $50, respectively)........................................       --        50
  Mortgage loans (net of valuation allowances of $52 and $19,
     respectively).............................................    4,122     4,060
  Policy loans.................................................    1,139     1,151
  Real estate and real estate joint ventures...................      278       367
  Other limited partnership interests..........................      925       947
  Short-term investments.......................................      923     1,539
  Investment in subsidiaries...................................    4,131     3,411
  Other invested assets........................................    1,467     2,136
                                                                 -------   -------
     Total investments.........................................   45,565    44,300
Cash and cash equivalents......................................    1,817     4,753
Accrued investment income......................................      397       421
Premiums and other receivables.................................    5,827     5,501
Receivables from subsidiaries..................................      627       348
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,640     3,344
Deferred income tax assets.....................................    1,513     2,272
Goodwill.......................................................      885       885
Other assets...................................................      162       167
Separate account assets........................................   19,491    17,375
                                                                 -------   -------
     Total assets..............................................  $78,924   $79,366
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,036   $18,993
Policyholder account balances..................................   26,127    28,283
Other policyholder funds.......................................      466       415
Payables for collateral under securities loaned and other
  transactions.................................................    5,562     6,983
Short-term debt................................................       --       300
Long-term debt -- affiliated...................................      950       950
Current income tax payable.....................................        7        64
Other liabilities..............................................      724     1,069
Separate account liabilities...................................   19,491    17,375
                                                                 -------   -------
     Total liabilities.........................................   72,363    74,432
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2009 and 2008, respectively.....................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      541       965
Accumulated other comprehensive loss...........................     (785)   (2,836)
                                                                 -------   -------
     Total stockholders' equity................................    6,561     4,934
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $78,924   $79,366
                                                                 =======   =======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                           -------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums.................................................  $   141   $  110   $  177
Universal life and investment-type product policy fees...      631      741      841
Net investment income....................................    1,895    2,226    2,588
Equity in earnings from subsidiaries.....................     (316)     278      248
Other income.............................................      328       60       66
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................     (534)    (386)     (28)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      160       --       --
  Other net investment gains (losses), net...............     (823)     207     (317)
                                                           -------   ------   ------
     Total net investment gains (losses).................   (1,197)    (179)    (345)
                                                           -------   ------   ------
       Total revenues....................................    1,482    3,236    3,575
                                                           -------   ------   ------
EXPENSES
Policyholder benefits and claims.........................      801      682      741
Interest credited to policyholder account balances.......      801      896    1,057
Other expenses...........................................      494    1,006      796
                                                           -------   ------   ------
       Total expenses....................................    2,096    2,584    2,594
                                                           -------   ------   ------
Income (loss) from continuing operations before provision
  for income tax.........................................     (614)     652      981
Provision for income tax expense (benefit)...............     (168)      79      241
                                                           -------   ------   ------
Income (loss) from continuing operations.................     (446)     573      740
Income (loss) from discontinued operations, net of income
  tax....................................................       --       --        4
                                                           -------   ------   ------
Net income (loss)........................................  $  (446)  $  573   $  744
                                                           =======   ======   ======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                          2009       2008       2007
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $    993   $    856   $  2,333
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...........................    10,125     18,221     19,995
  Equity securities...................................       129        119        172
  Mortgage loans......................................       429        458      1,103
  Real estate and real estate joint ventures..........         3         15        117
  Other limited partnership interests.................        94        181        423
Purchases of:
  Fixed maturity securities...........................    (9,247)   (11,263)   (17,608)
  Equity securities...................................       (61)       (65)      (277)
  Mortgage loans......................................      (531)      (560)    (1,996)
  Real estate and real estate joint ventures..........       (19)       (47)      (241)
  Other limited partnership interests.................      (127)      (340)      (325)
  Net change in short-term investments................       619       (934)      (320)
  Net change in other invested assets.................    (1,150)       (66)      (984)
  Net change in policy loans..........................        12       (277)         6
  Other, net..........................................        --         --          2
                                                        --------   --------   --------
Net cash provided by investing activities.............       276      5,442         67
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits............................................    15,236      3,275      2,830
  Withdrawals.........................................   (17,667)    (4,008)    (5,330)
Net change in payables for collateral under securities
  loaned and other transactions.......................    (1,421)    (2,560)     1,288
Net change in short-term debt.........................      (300)       300         --
Long-term debt issued -- affiliated...................        --        750        200
Debt issuance costs...................................        --         (8)        --
Financing element on certain derivative instruments...       (53)       (46)        33
Dividends on common stock.............................        --       (500)      (690)
                                                        --------   --------   --------
Net cash used in financing activities.................    (4,205)    (2,797)    (1,669)
                                                        --------   --------   --------
Change in cash and cash equivalents...................    (2,936)     3,501        731
Cash and cash equivalents, beginning of year..........     4,753      1,252        521
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,817   $  4,753   $  1,252
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     73   $     44   $      1
                                                        ========   ========   ========
  Income tax..........................................  $     76   $    (41)  $     79
                                                        ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife
     Foundation.......................................  $     --   $     --   $     12
                                                        ========   ========   ========




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

     The condensed financial information of MetLife Insurance Company of Connecticut ("the Registrant") should be read in conjunction with the Consolidated Financial Statements of MetLife Insurance Company of Connecticut and subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Registrant. Investments in subsidiaries are accounted for using the equity method of accounting.

     The condensed unconsolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America except as stated previously which also requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ materially from these estimates.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-----------------------------------------  ------   ------------------   ------------   -----------
2009
Retirement Products......................  $3,060         $ 1,454           $21,059         $ --
Corporate Benefit Funding................       7          12,702             9,393           --
Insurance Products.......................   2,133           4,388             6,052          286
Corporate & Other........................      44           5,374               938           14
                                           ------         -------           -------         ----
          Total..........................  $5,244         $23,918           $37,442         $300
                                           ======         =======           =======         ====
2008
Retirement Products......................  $3,171         $ 1,245           $18,905         $ --
Corporate Benefit Funding................       8          12,048            12,553           --
Insurance Products.......................   2,254           3,971             5,531          545
Corporate & Other........................       7           5,034               186            3
                                           ------         -------           -------         ----
          Total..........................  $5,440         $22,298           $37,175         $548
                                           ======         =======           =======         ====
2007
Retirement Products......................  $2,983         $   979           $15,059         $ --
Corporate Benefit Funding................      16          12,044            13,543           --
Insurance Products.......................   1,947           3,569             5,041          342
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
          Total..........................  $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                                AMORTIZATION OF
                                  PREMIUM          NET         POLICYHOLDER       DAC AND VOBA        OTHER
                                REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO       OPERATING    PREMIUMS WRITTEN
SEGMENT                       POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES (1)   (EXCLUDING LIFE)
---------------------------   --------------   ----------   -----------------   ---------------   ------------   ----------------
2009
Retirement Products........       $1,087         $  854           $1,161             $   77           $399             $ --
Corporate Benefit Funding..          878          1,069            1,647                  3             34               --
Insurance Products.........          722            375              466                213            362                4
Corporate & Other..........            5             37               92                  1            118               --
                                  ------         ------           ------             ------           ----             ----
          Total............       $2,692         $2,335           $3,366             $  294           $913              $ 4
                                  ======         ======           ======             ======           ====             ====
2008
Retirement Products........       $  949         $  773           $  863             $  860           $296              $--
Corporate Benefit Funding..          456          1,334            1,289                 13             33               --
Insurance Products.........          593            333              416                288            336                5
Corporate & Other..........           14             54                8                  2            105               12
                                  ------         ------           ------             ------           ----             ----
          Total............       $2,012         $2,494           $2,576             $1,163           $770              $17
                                  ======         ======           ======             ======           ====             ====
2007
Retirement Products........       $1,021         $  783           $  686             $  524           $306              $--
Corporate Benefit Funding..           64          1,497            1,105                 23             25               --
Insurance Products.........          653            320              453                193            308                7
Corporate & Other..........           26            293               33                 --             67               25
                                  ------         ------           ------             ------           ----             ----
          Total............       $1,764         $2,893           $2,277             $  740           $706              $32
                                  ======         ======           ======             ======           ====             ====



--------

   (1) Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2009
Life insurance in-force..........    $278,335     $242,647   $ 9,044     $44,732      20.2%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $  1,525     $    235   $    14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $  1,782     $    484   $    14     $ 1,312       1.1%
                                     ========     ========   =======     =======
2008
Life insurance in-force..........    $226,418     $191,146   $ 8,800     $44,072      20.0%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $    779     $    181   $    15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $  1,042     $    423   $    15     $   634       2.4%
                                     ========     ========   =======     =======
2007
Life insurance in-force..........    $189,630     $152,943   $13,934     $50,621      27.5%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $    384     $     82   $    17     $   319       5.3%
Accident and health..............         270          236        --          34        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $    654     $    318   $    17     $   353       4.8%
                                     ========     ========   =======     =======



     For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively. For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $48,852 million and $13,934 million, respectively, and life insurance premiums of $32 million and $17 million, respectively.

                           PORTFOLIO ARCHITECT ACCESS

                                 VINTAGE ACCESS

                            SCUDDER ADVOCATE ADVISOR

                          SCUDDER ADVOCATE ADVISOR-ST1


                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              1300 HALL BOULEVARD,
                       BLOOMFIELD, CONNECTICUT 06002-2910

MIC-Book-67-68-77-89                                          May 1, 2010